AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 5, 2007


                                            REGISTRATION STATEMENT NO. 333-65926

                                                                       811-09411
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 10



                                       AND


                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 21



           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES

                           (Exact name of Registrant)


                    METLIFE INSURANCE COMPANY OF CONNECTICUT

                               (Name of Depositor)


                   ONE CITYPLACE, HARTFORD, CONNECTICUT 06199

              (Address of Depositor's Principal Executive Offices) Depositor's Telephone Number, including area code: (860) 308-1000


                              MARIE C. SWIFT, ESQ.

                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                  (Name and Address of Agent Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.



[X] on April 30, 2007 pursuant to paragraph (b) of Rule 485.



[ ]            days after filing pursuant to paragraph (a)(1) of Rule 485.



[ ] on            pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   VINTAGE 3(SM) VARIABLE ANNUITY PROSPECTUS:


           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



This prospectus describes VINTAGE 3 VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available as of April 30, 2007 are:








AMERICAN FUNDS INSURANCE SERIES -- CLASS 2         Dreman Small-Cap Value Portfolio -- Class A
  American Funds Global Growth Fund                Harris Oakmark International
  American Funds Growth Fund                          Portfolio -- Class A
  American Funds Growth -- Income Fund             Janus Forty Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Lazard Mid-Cap Portfolio -- Class B
  VIP Contrafund(R) Portfolio -- Service           Lord Abbett Growth and Income
     Class                                            Portfolio -- Class B
  VIP Mid Cap Portfolio -- Service Class 2         Lord Abbett Mid-Cap Value
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS        Portfolio -- Class B
  TRUST -- CLASS 2                                 Met/AIM Capital Appreciation
  Franklin Income Securities Fund                     Portfolio -- Class A
  Templeton Developing Markets Securities          Met/AIM Small Cap Growth Portfolio -- Class
     Fund                                             A
  Templeton Foreign Securities Fund                MFS(R) Value Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               Neuberger Berman Real Estate
  Mid Cap Growth Portfolio                            Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          PIMCO Inflation Protected Bond
  Legg Mason Partners Variable Aggressive             Portfolio -- Class A
     Growth Portfolio -- Class I                   Pioneer Fund Portfolio -- Class A
  Legg Mason Partners Variable Appreciation        Pioneer Strategic Income Portfolio -- Class
     Portfolio -- Class I                             A
  Legg Mason Partners Variable Capital and         Third Avenue Small Cap Value
     Income Portfolio -- Class II                     Portfolio -- Class B
  Legg Mason Partners Variable Equity Index      METROPOLITAN SERIES FUND, INC.
     Portfolio -- Class II                         BlackRock Aggressive Growth
  Legg Mason Partners Variable Fundamental            Portfolio -- Class D
     Value Portfolio -- Class I                    BlackRock Bond Income Portfolio -- Class E
  Legg Mason Partners Variable Investors           Capital Guardian U.S. Equity
     Portfolio -- Class I                             Portfolio -- Class A
  Legg Mason Partners Variable Large Cap           FI Large Cap Portfolio -- Class A
     Growth Portfolio -- Class I                   FI Value Leaders Portfolio -- Class D
  Legg Mason Partners Variable Mid Cap Core        MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class I                          Oppenheimer Global Equity
  Legg Mason Partners Variable Multiple               Portfolio -- Class B
     Discipline Portfolio -- All Cap Growth      PIMCO VARIABLE INSURANCE
     and Value                                     TRUST -- ADMINISTRATIVE CLASS
  Legg Mason Partners Variable Multiple            Total Return Portfolio
     Discipline Portfolio -- Global All Cap
     Growth and Value                            METROPOLITAN SERIES FUND, INC. -- ASSET
  Legg Mason Partners Variable Multiple            ALLOCATION PORTFOLIOS -- CLASS B
     Discipline Portfolio -- Large Cap Growth      MetLife Conservative Allocation Portfolio
     and Value                                     MetLife Conservative to Moderate Allocation
LEGG MASON PARTNERS VARIABLE INCOME TRUST             Portfolio
  Legg Mason Partners Variable Adjustable          MetLife Moderate Allocation Portfolio
     Rate Income Portfolio                         MetLife Moderate to Aggressive Allocation
  Legg Mason Partners Variable High Income            Portfolio
     Portfolio                                     MetLife Aggressive Allocation Portfolio
  Legg Mason Partners Variable Money Market
     Portfolio
MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core Portfolio -- Class
     E







-------


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.



The Contract is no longer offered to new purchasers.



This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2007. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                         PROSPECTUS DATED APRIL 30, 2007

                                TABLE OF CONTENTS





Glossary................................      3
Summary.................................      4
Fee Table...............................      8
Condensed Financial Information.........     13
The Annuity Contract....................     13
  Contract Owner Inquiries..............     14
  Purchase Payments.....................     14
  Accumulation Units....................     14
  The Variable Funding Options..........     15
The Fixed Account.......................     20
Charges and Deductions..................     20
  General...............................     20
  Withdrawal Charge.....................     21
  Free Withdrawal Allowance.............     21
  Transfer Charge.......................     22
  Administrative Charges................     22
  Mortality and Expense Risk Charge.....     22
  Guaranteed Minimum Withdrawal Benefit
     Charge.............................     22
  Enhanced Stepped-Up Provision Charge..     22
  Variable Liquidity Benefit Charge.....     22
  Variable Funding Option Expenses......     23
  Premium Tax...........................     23
  Changes in Taxes Based upon Premium or
     Value..............................     23
Transfers...............................     23
Market Timing/Excessive Trading.........     23
  Dollar Cost Averaging.................     25
Access to Your Money....................     26
  Systematic Withdrawals................     26
  Loans.................................     27
Ownership Provisions....................     27
  Types of Ownership....................     27
     Contract Owner.....................     27
     Beneficiary........................     27
     Annuitant..........................     28
Death Benefit...........................     28
  Death Proceeds before the Maturity
     Date...............................     28
  Enhanced Stepped-Up Provision.........     29
  Payment of Proceeds...................     29
  Spousal Contract Continuation.........     31
  Beneficiary Contract Continuance......     31
  Planned Death Benefit.................     32
  Death Proceeds after the Maturity
     Date...............................     32
Living Benefits.........................     33
  Guaranteed Minimum Withdrawal
     Benefit............................     33
The Annuity Period......................     38
Maturity Date...........................     38
  Allocation of Annuity.................     39
  Variable Annuity......................     39
  Fixed Annuity.........................     39
Payment Options.........................     40
  Election of Options...................     40
  Annuity Options.......................     40
  Variable Liquidity Benefit............     40
Miscellaneous Contract Provisions.......     41
  Right to Return.......................     41
  Termination...........................     41
  Required Reports......................     41
  Suspension of Payments................     41
The Separate Accounts...................     41
  Performance Information...............     42
Federal Tax Considerations..............     43
  General Taxation of Annuities.........     43
  Types of Contracts: Qualified and Non-
     qualified..........................     44
  Qualified Annuity Contracts...........     44
  Taxation of Qualified Annuity
     Contracts..........................     44
  Mandatory Distributions for Qualified
     Plans..............................     44
  Individual Retirement Annuities.......     45
  Roth IRAs.............................     45
  TSAs (ERISA and non-ERISA)............     46
  Non-qualified Annuity Contracts.......     47
  Diversification Requirements for
     Variable Annuities.................     49
  Ownership of the Investments..........     49
  Taxation of Death Benefit Proceeds....     49
  Other Tax Considerations..............     49
  Treatment of Charges for Optional
     Benefits...........................     49
  Puerto Rico Tax Considerations........     50
  Non-Resident Aliens...................     50
  Tax Credits and Deductions............     50
Other Information.......................     50
  The Insurance Companies...............     50
  Financial Statements..................     51
  Distribution of Variable Annuity
     Contracts..........................     51
  Conformity with State and Federal
     Laws...............................     53
  Voting Rights.........................     53
  Restrictions on Financial
     Transactions.......................     53
  Legal Proceedings.....................     53
Appendix A: Condensed Financial
  Information for MetLife of CT Separate
  Account Nine..........................    A-1
Appendix B: Condensed Financial
  Information for MetLife of CT Separate
  Account Ten...........................    B-1
Appendix C: Additional Information
  Regarding Underlying Funds............    C-1
Appendix D: The Fixed Account...........    D-1
Appendix E: Contents of the Statement of
  Additional Information................    E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 990014, Hartford, CT 06199-0014. For Purchase Payments and (if applicable) loan repayments, our Home Office address is:
MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.


PAYMENT OPTION -- an annuity option elected under your Contract.


PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 408A of the Code.


SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.


YOU, YOUR -- "You" is, the Contract Owner, and a natural person, a trust established for the benefit of a natural person, or a charitable remainder trust.

                                    SUMMARY:

                           VINTAGE 3 VARIABLE ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine "); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract and/or certain optional benefits may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.



CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.



The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.



The Contract is no longer offered to new purchasers. However, you may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.




CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.


CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.


You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.70%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.


We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after three full years.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.


     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to them in a lump sum.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES



WITHDRAWAL CHARGE.......................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)





TRANSFER CHARGE.........................................   $10(2)
(assessed on transfers that exceed 12 per year)





VARIABLE LIQUIDITY BENEFIT CHARGE.......................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                1 years               6%
         1 years                2 years               5%
         2 years                3 years               4%
        3 + years                                     0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:


   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                1 years               6%
         1 years                2 years               5%
         2 years                3 years               4%
        3 + years                                     0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:



Mortality and Expense Risk Charge...........................................    1.70%(5)
Administrative Expense Charge...............................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED....    1.85%
Optional E.S.P. Charge......................................................    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.............    2.05%
Optional GMWB I Charge (maximum upon reset).................................    1.00%(6)
Optional GMWB II Charge (maximum upon reset)................................    1.00%(6)
Optional GMWB III Charge....................................................    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.............    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED............    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...........    2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED.......    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED......    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.....    2.30%


---------

(5) We are waiving the Mortality and Expense charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbet Growth and Income Portfolio of the Met Investors Series Trust, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Capital Guardian U.S. Equity Portfolio of the Metropolitan Series Fund, Inc., an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio of the Met Investors Series Trust.

(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2006 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES





                                                                       MINIMUM        MAXIMUM
                                                                     -----------    -----------


TOTAL ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Underlying Fund assets,
  including management fees, distribution and/or service fees
  (12b-1) fees, and other expenses)..............................        .48%          1.72%

UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)




                                                     DISTRIBUTION              TOTAL    CONTRACTUAL FEE
                                                        AND/OR                 ANNUAL        WAIVER
                                         MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE    NET TOTAL ANNUAL
UNDERLYING FUND:                             FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   OPERATING EXPENSES*
----------------                         ----------  ------------  --------  ---------  ---------------  -------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth
     Fund -- Class 2...................     0.55%        0.25%       0.03%     0.83%           --         0.83%
  American Funds Growth Fund -- Class
     2.................................     0.32%        0.25%       0.02%     0.59%           --         0.59%
  American Funds Growth-Income
     Fund -- Class 2...................     0.27%        0.25%       0.01%     0.53%           --         0.53%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  VIP Contrafund(R)
     Portfolio -- Service Class........     0.57%        0.10%       0.09%     0.76%           --         0.76%
  VIP Mid Cap Portfolio -- Service
     Class 2...........................     0.57%        0.25%       0.11%     0.93%           --         0.93%
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
  Franklin Income Securities
     Fund -- Class 2...................     0.46%        0.25%       0.01%     0.72%           --         0.72%
  Franklin Small-Mid Cap Growth
     Securities Fund -- Class 2+.......     0.48%        0.25%       0.29%     1.02%         0.01%        1.01%(1)
  Templeton Developing Markets
     Securities Fund -- Class 2........     1.23%        0.25%       0.24%     1.72%           --         1.72%
  Templeton Foreign Securities
     Fund -- Class 2...................     0.63%        0.25%       0.15%     1.03%         0.03%        1.00%(1)
JANUS ASPEN SERIES
  Mid Cap Growth Portfolio -- Service
     Shares............................     0.64%        0.25%       0.06%     0.95%           --         0.95%
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++............     0.75%          --        0.02%     0.77%           --         0.77%
  Legg Mason Partners Variable
     Appreciation Portfolio -- Class
     I.................................     0.70%          --        0.02%     0.72%           --         0.72%(2)
  Legg Mason Partners Variable Capital
     and Income Portfolio -- Class II..     0.75%        0.25%       0.06%     1.06%         0.11%        0.95%(3)
  Legg Mason Partners Variable Dividend
     Strategy Portfolio+++.............     0.65%          --        0.24%     0.89%           --         0.89%
  Legg Mason Partners Variable Equity
     Index Portfolio -- Class II.......     0.31%        0.25%       0.03%     0.59%           --         0.59%
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I..............     0.75%          --        0.02%     0.77%           --         0.77%
  Legg Mason Partners Variable
     Investors Portfolio -- Class I....     0.65%          --        0.07%     0.72%           --         0.72%
  Legg Mason Partners Variable Large
     Cap Growth Portfolio -- Class
     I++...............................     0.75%          --        0.04%     0.79%           --         0.79%
  Legg Mason Partners Variable Mid Cap
     Core Portfolio -- Class I++.......     0.75%          --        0.07%     0.82%           --         0.82%
  Legg Mason Partners Variable Multiple
     Discipline Portfolio -- All Cap
     Growth and Value..................     0.75%        0.25%       0.05%     1.05%           --         1.05%
  Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Global All
     Cap Growth and Value..............     0.75%        0.25%       0.09%     1.09%           --         1.09%
  Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Large Cap
     Growth and Value..................     0.75%        0.25%       0.21%     1.21%           --         1.21%
  Legg Mason Partners Variable Small
     Cap Growth Portfolio -- Class I+..     0.75%          --        0.21%     0.96%           --         0.96%
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.......................     0.55%        0.25%       0.22%     1.02%           --         1.02%
  Legg Mason Partners Variable
     Diversified Strategic Income
     Portfolio+........................     0.65%          --        0.08%     0.73%           --         0.73%
  Legg Mason Partners Variable High
     Income Portfolio++................     0.60%          --        0.06%     0.66%           --         0.66%
  Legg Mason Partners Variable Money
     Market Portfolio++................     0.45%          --        0.03%     0.48%           --         0.48%
MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core
     Portfolio -- Class E..............     0.63%        0.15%       0.22%     1.00%           --         1.00%(4)(5)(6)
  Dreman Small-Cap Value
     Portfolio -- Class A..............     0.82%          --        0.37%     1.19%         0.09%        1.10%(4)(7)(8)

                                                     DISTRIBUTION              TOTAL    CONTRACTUAL FEE
                                                        AND/OR                 ANNUAL        WAIVER
                                         MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE    NET TOTAL ANNUAL
UNDERLYING FUND:                             FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   OPERATING EXPENSES*
----------------                         ----------  ------------  --------  ---------  ---------------  -------------------

  Harris Oakmark International
     Portfolio -- Class A..............     0.78%          --        0.13%     0.91%           --         0.91%(4)
  Janus Forty Portfolio -- Class A.....     0.65%          --        0.06%     0.71%           --         0.71%(4)(8)
  Lazard Mid-Cap Portfolio -- Class B..     0.70%        0.25%       0.06%     1.01%           --         1.01%(4)
  Lord Abbett Growth and Income
     Portfolio -- Class B..............     0.50%        0.25%       0.03%     0.78%           --         0.78%(4)
  Lord Abbett Mid-Cap Value
     Portfolio -- Class B..............     0.68%        0.25%       0.07%     1.00%           --         1.00%(4)
  Met/AIM Capital Appreciation
     Portfolio -- Class A++............     0.77%          --        0.09%     0.86%           --         0.86%(4)(5)(8)(9)
  Met/AIM Small Cap Growth
     Portfolio -- Class A..............     0.87%          --        0.06%     0.93%           --         0.93%(4)(5)
  MFS(R) Research International
     Portfolio -- Class B+.............     0.72%        0.25%       0.14%     1.11%           --         1.11%(4)
  MFS(R) Value Portfolio -- Class A....     0.73%          --        0.23%     0.96%           --         0.96%(4)(5)(8)
  Neuberger Berman Real Estate
     Portfolio -- Class A..............     0.64%          --        0.04%     0.68%           --         0.68%(4)
  PIMCO Inflation Protected Bond
     Portfolio -- Class A..............     0.50%          --        0.05%     0.55%           --         0.55%(4)
  Pioneer Fund Portfolio -- Class A....     0.75%          --        0.30%     1.05%         0.05%        1.00%(4)(7)(8)
  Pioneer Strategic Income
     Portfolio -- Class A++............     0.70%          --        0.12%     0.82%           --         0.82%(4)(5)(8)(9)
  Third Avenue Small Cap Value
     Portfolio -- Class B..............     0.74%        0.25%       0.04%     1.03%           --         1.03%(4)
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D..............     0.72%        0.10%       0.06%     0.88%           --         0.88%(10)
  BlackRock Bond Income
     Portfolio -- Class E..............     0.39%        0.15%       0.07%     0.61%         0.01%        0.60%(10)(11)
  Capital Guardian U.S. Equity
     Portfolio -- Class A..............     0.66%          --        0.06%     0.72%           --         0.72%(10)
  FI Large Cap Portfolio -- Class A....     0.78%          --        0.06%     0.84%           --         0.84%(10)
  FI Value Leaders Portfolio -- Class
     D.................................     0.64%        0.10%       0.07%     0.81%           --         0.81%(10)
  MFS(R) Total Return
     Portfolio -- Class F..............     0.53%        0.20%       0.05%     0.78%           --         0.78%(10)(12)
  Oppenheimer Global Equity
     Portfolio -- Class B..............     0.53%        0.25%       0.09%     0.87%           --         0.87%(10)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+.............     0.60%        0.25%       0.08%     0.93%           --         0.93%(10)
PIMCO VARIABLE INSURANCE TRUST
  Total Return
     Portfolio -- Administrative
     Class.............................     0.25%          --        0.40%     0.65%           --         0.65%
VAN KAMPEN LIFE INVESTMENT TRUST  Van
  Kampen LIT Strategic Growth
  Portfolio -- Class I+................     0.70%          --        0.08%     0.78%           --         0.78%






                                                                                                                   NET TOTAL
                                                                                                                     ANNUAL
                                                                                                                   OPERATING
                                                 DISTRIBUTION              TOTAL    CONTRACTUAL FEE  NET TOTAL      EXPENSES
                                                    AND/OR                 ANNUAL        WAIVER        ANNUAL      INCLUDING
                                     MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE  OPERATING  UNDERLYING FUND
UNDERLYING FUND:                         FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   EXPENSES*     EXPENSES*
----------------                     ----------  ------------  --------  ---------  ---------------  ---------  ---------------


METROPOLITAN SERIES FUND,
  INC. -- ASSET ALLOCATION
  PORTFOLIOS
  MetLife Aggressive Allocation
     Portfolio -- Class B..........     0.10%        0.25%       0.07%     0.42%         0.07%         0.35%     1.10%(10)(13)
  MetLife Conservative Allocation
     Portfolio -- Class B..........     0.10%        0.25%       0.09%     0.44%         0.09%         0.35%     0.96%(10)(13)
  MetLife Conservative to Moderate
     Allocation Portfolio -- Class
     B.............................     0.10%        0.25%       0.02%     0.37%         0.02%         0.35%     1.00%(10)(13)
  MetLife Moderate Allocation
     Portfolio -- Class B..........     0.10%        0.25%       0.01%     0.36%         0.01%         0.35%     1.05%(10)(13)
  MetLife Moderate to Aggressive
     Allocation Portfolio -- Class
     B.............................     0.10%        0.25%       0.01%     0.36%         0.01%         0.35%     1.10%(10)(13)



--------

* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus, or (4) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+ Not available under all Contracts. Availability depends on Contract issue date.


++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2006.

NOTES


(1) Other Expenses include 0.01% for the Franklin Small-Mid Cap Growth Securities Fund and 0.03% for the Templeton Foreign Securities Fund of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year. The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).


(2) Other Expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.


(3) Management has contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Operating Expenses to 0.95% until May 1, 2008.


(4) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.


(5) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.


(6) This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of Class A shares of the Portfolio.


(7) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses, excluding 12b-1 fees to 1.10% for Dreman Small-Cap Value Portfolio and 1.00% for Pioneer Fund Portfolio.


(8) Other expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.


(9) Effective November 1, 2006, the Portfolio's fiscal year end has been changed from October 31 to December 31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.


(10) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.


(12) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(13) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.61% for the MetLife Conservative Allocation Portfolio, 0.65% for the MetLife Conservative to Moderate Allocation Portfolio, 0.70% for the MetLife Moderate Allocation Portfolio, 0.75% for the MetLife Moderate to Aggressive Allocation Portfolio and 0.75% for the MetLife Aggressive Allocation Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.05% for the MetLife Conservative Allocation Portfolio, 1.02% for the MetLife Conservative to Moderate Allocation Portfolio, 1.07% for the MetLife Moderate Allocation Portfolio, 1.11% for the MetLife Moderate to Aggressive Allocation Portfolio and 1.18% for the MetLife Aggressive Allocation Portfolio. Contract and Policy Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Contract or Policy Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)

EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.


This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).



                                                 IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                        END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                          ----------------------------------------------  ----------------------------------
FUNDING OPTION                              1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS
--------------                            ----------  ----------  ----------  ----------  ----------  ----------  ----------


Underlying Fund with Maximum Total
Annual Operating Expenses...............     $1082       $1788       $2415       $4838       $482        $1448       $2415
Underlying Fund with Minimum Total
Annual Operating Expenses...............       959        1428        1832        3760        359         1088        1832

                                              IF
                                           CONTRACT
                                            IS NOT
                                            SURREN-
                                           DERED OR
                                          ANNUITIZED
                                           AT END OF
                                            PERIOD
                                             SHOWN
                                          ----------
FUNDING OPTION                             10 YEARS
--------------                            ----------


Underlying Fund with Maximum Total
Annual Operating Expenses...............     $4838
Underlying Fund with Minimum Total
Annual Operating Expenses...............      3760





                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


Vintage 3 Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.


You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.




The Contract is no longer offered to new purchasers.


CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9325.

PURCHASE PAYMENTS




You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.



We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")



We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.



We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.


In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.




PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur in promoting, marketing, and administering the Contracts and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or distributor. Payments under a Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of the Contracts")



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9325 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:






             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth     Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth            Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth-Income     Seeks both capital appreciation    Capital Research and Management
     Fund -- Class 2               and income.                        Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  VIP Contrafund(R)                Seeks long-term capital            Fidelity Management & Research
     Portfolio -- Service Class    appreciation.                      Company
  VIP Mid Cap                      Seeks long-term growth of          Fidelity Management & Research
     Portfolio -- Service Class 2  capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Franklin Income Securities       Seeks to maximize income while     Franklin Advisers, Inc.
     Fund -- Class 2               maintaining prospects for capital
                                   appreciation.
  Franklin Small-Mid Cap Growth    Seeks long-term capital growth.    Franklin Advisers, Inc.
     Securities Fund -- Class 2+
  Templeton Developing Markets     Seeks long-term capital            Templeton Asset Management Ltd.
     Securities Fund -- Class 2    appreciation.
  Templeton Foreign Securities     Seeks long-term capital growth.    Templeton Investment Counsel, LLC
     Fund -- Class 2                                                  Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES
  Mid Cap Growth                   Seeks long-term growth of          Janus Capital Management LLC
     Portfolio -- Service Shares   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks long-term capital            Legg Mason Partners Fund Advisor,
     Aggressive Growth             appreciation.                      LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
     Appreciation                  capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks total return (that is, a     Legg Mason Partners Fund Advisor,
     Capital and Income            combination of income and long-    LLC
     Portfolio -- Class I          term capital appreciation).        Subadviser: ClearBridge Advisors,
                                                                      LLC and Western Asset Management
                                                                      Company
  Legg Mason Partners Variable     Seeks capital appreciation,        Legg Mason Partners Fund Advisor,
     Dividend Strategy Portfolio+  principally through investments    LLC
                                   in dividend-paying stocks.         Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks investment results that,     Legg Mason Partners Fund Advisor,
     Equity Index                  before expenses, correspond to     LLC
     Portfolio -- Class II         the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500 Index.              Financial Management, Inc.
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value             Current income is a secondary      LLC
     Portfolio -- Class I          consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks total return on assets from  Legg Mason Partners Fund Advisor,
     International All Cap         growth of capital and income.      LLC
     Opportunity Portfolio                                            Subadviser: Brandywine Global
                                                                      Investment Management, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio -- Class  capital, with growth of current    LLC
     I                             income as a secondary objective.   Subadviser: ClearBridge Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Legg Mason Partners Variable     Seeks long term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Mid Cap Core                  capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- All Cap Growth                                      Subadviser: ClearBridge Advisors,
     and Value                                                        LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- Global All Cap                                      Subadviser: ClearBridge Advisors,
     Growth and Value                                                 LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- Large Cap                                           Subadviser: ClearBridge Advisors,
     Growth and Value                                                 LLC
  Legg Mason Partners Variable     Seeks long term growth of          Legg Mason Partners Fund Advisor,
     Small Cap Growth Portfolio+   capital.                           LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks to provide high current      Legg Mason Partners Fund Advisor,
     Adjustable Rate Income        income and to limit the degree of  LLC
     Portfolio                     fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     Diversified Strategic Income                                     LLC
     Portfolio -- Class I+                                            Subadviser: Western Asset
                                                                      Management Company
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     High Income Portfolio         Secondarily, seeks capital         LLC
                                   appreciation.                      Subadviser: Western Asset
                                                                      Management Company and Western
                                                                      Asset Management Company Limited
  Legg Mason Partners Variable     Seeks to maximize current income   Legg Mason Partners Fund Advisor,
     Money Market Portfolio        consistent with preservation of    LLC
                                   capital.                           Subadviser: Western Asset
                                                                      Management Company
MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core         Seeks long-term capital growth.    Met Investors Advisory, LLC
     Portfolio -- Class E                                             Subadviser: BlackRock Advisors,
                                                                      LLC
  Dreman Small-Cap Value           Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A                                             Subadviser: Dreman Value
                                                                      Management L.L.C.
  Harris Oakmark International     Seeks long-term capital            Met Investors Advisory, LLC
     Portfolio -- Class A          appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        Met Investors Advisory, LLC
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Lazard Mid-Cap                   Seeks long-term growth of          Met Investors Advisory, LLC
     Portfolio -- Class B          capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
  Lord Abbett Growth and Income    Seeks long-term growth of capital  Met Investors Advisory, LLC
     Portfolio -- Class B          and current income without         Subadviser: Lord, Abbett & Co.
                                   excessive fluctuations in the      LLC
                                   market value.
  Lord Abbett Mid-Cap Value        Seeks capital appreciation         Met Investors Advisory, LLC
     Portfolio -- Class B          through investment, primarily in   Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A                                             Subadviser:  A I M Capital
                                                                      Management, Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Met/AIM Small Cap Growth         Seeks long-term growth of          Met Investors Advisory, LLC
     Portfolio -- Class A          capital.                           Subadviser:  A I M Capital
                                                                      Management, Inc.
  MFS(R) Research International    Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class B+                                            Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation and     Met Investors Advisory, LLC
     A                             reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
  Neuberger Berman Real Estate     Seeks to provide total return      Met Investors Advisory, LLC
     Portfolio -- Class A          through investment in real estate  Subadviser: Neuberger Berman
                                   securities, emphasizing both       Management, Inc.
                                   capital appreciation and current
                                   income.
  PIMCO Inflation Protected Bond   Seeks to provide maximum real      Met Investors Advisory LLC
     Portfolio -- Class A          return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        Met Investors Advisory, LLC
     A                             capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current      Met Investors Advisory, LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Third Avenue Small Cap Value     Seeks long-term capital            Met Investors Advisory, LLC
     Portfolio -- Class B          appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: Subadviser: BlackRock
                                                                      Advisors, Inc.
  BlackRock Bond Income            Seeks competitive total return     MetLife Advisers, LLC
     Portfolio -- Class E          primarily from investing in        Subadviser: Subadviser: BlackRock
                                   fixed-income securities.           Advisors, Inc.
  Capital Guardian U.S. Equity     Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class A          capital.                           Subadviser: Subadviser: Capital
                                                                      Guardian Trust Company
  FI Large Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
     A                             capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  FI Value Leaders                 Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class D          capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  MetLife Aggressive Allocation    Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class B
  MetLife Conservative Allocation  Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class B          income, with growth of capital as
                                   a secondary objective.
  MetLife Conservative to          Seeks high total return in the     MetLife Advisers, LLC
     Moderate Allocation           form of income and growth of
     Portfolio -- Class B          capital, with a greater emphasis
                                   on income.
  MetLife Moderate Allocation      Seeks a balance between a high     MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.           MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: OppenheimerFunds,
                                                                      Inc.
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class B+         and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates Inc.
PIMCO VARIABLE INSURANCE TRUST
  Total Return                     Seeks maximum total return,        Pacific Investment Management
     Portfolio -- Administrative   consistent with preservation of    Company LLC
     Class                         capital and prudent investment
                                   management.
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth       Seeks long-term growth of          Putnam Investment Management, LLC
     Fund -- Class IB+             capital.
VAN KAMPEN LIFE INVESTMENT TRUST
  Strategic Growth                 Seeks capital appreciation.        Van Kampen Asset Management
     Portfolio -- Class I+



---------

+ Not available under all Contracts. Availability depends on Contract issue date.



Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.


                                  FIXED ACCOUNT

--------------------------------------------------------------------------------


We may offer our Fixed Account as a funding option. Please see Appendix D for more information.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)


     - administration of the annuity options available under the Contracts and


     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts


     - sales and marketing expenses including commission payments to your registered representative and


     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     - that the amount of the death benefit will be greater than the Contract Value and


     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.



WITHDRAWAL CHARGE



We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for three years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:




     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                 1 year               6%
         1 year                 2 years               5%
         2 years                3 years               4%
        3+ years                                      0%




For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:



     (a)  any Purchase Payment to which no withdrawal charge applies, then



     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then



     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then



     (d)  any Contract earnings



Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.



We will not deduct a withdrawal charge if Purchase Payments are distributed:



     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)



     -    if a lifetime annuity payout has begun



     -    under the Managed Distribution Program or



     - if you elect Annuity Payments for a fixed period of at least five years





FREE WITHDRAWAL ALLOWANCE





Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the first Valuation Date of any given Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.


Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:



     (1)  from the distribution of death proceeds;



     (2)  after an annuity payout has begun; or


     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.


We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.


MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge is equal to 1.70% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.



VARIABLE LIQUIDITY BENEFIT CHARGE





If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.





We will assess the charge as a percentage of the total benefit received as follows:




   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                 1 year               6%
         1 year                 2 years               5%
         2 years                3 years               4%
        3+ years                                      0%




Please refer to Payment Options for a description of this benefit.



ENHANCED STEPPED-UP PROVISION CHARGE



If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.





GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE





If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.


                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request, which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Dreman Small-Cap Value

Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Harris Oakmark International Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Opportunity Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series Portfolios ("American Funds Portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.


In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.



The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.



You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for funds.



You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.



All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.


                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.



For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request. We may withhold payment of surrender, withdrawal or, if applicable, loan proceeds if any portion of those proceeds would be derived from a personal check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.


SYSTEMATIC WITHDRAWALS



Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.



We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.



Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.



MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations".) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.



LOANS



Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.



                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------



TYPES OF OWNERSHIP



CONTRACT OWNER



The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.



You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.



If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.



Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.



BENEFICIARY



You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.



Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT



The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.



Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:



     -    the death benefit will not be payable upon the Annuitant's death



     -    the Contingent Annuitant becomes the Annuitant



     -    all other rights and benefits will continue in effect



When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.



If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.



                                  DEATH BENEFIT

--------------------------------------------------------------------------------



Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date"). The death benefit is reduced by any applicable premium tax, outstanding loans or withdrawals not previously deducted.



Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."



DEATH PROCEEDS BEFORE THE MATURITY DATE



ANNUAL STEP-UP DEATH BENEFIT





--------------------------------------------------------------------------------------
The death benefit will be the
greatest of:                        -  the Contract Value on the Death Report Date
                                    -  the total Purchase Payments less the total
                                       amount of any withdrawals made under this
                                       Contract; or
                                    -  the Step-Up Value, if any, as described below
--------------------------------------------------------------------------------------




STEP-UP VALUE. A Step-Up Value will be established on each Contract Date anniversary that occurs on or before the Death Report Date. The Step-Up Value will initially equal the Contract Value on that anniversary. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80(th) birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.



PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the step-up value in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:



           50,000 x (10,000/55,000) = $9,090



Your new Step-Up Value would be 50,000-9,090, or $40,910.



The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:



           50,000 x (10,000/30,000) = $16,666



Your new Step-Up Value would be 50,000-16,666, or $33,334.



ENHANCED STEPPED-UP PROVISION ("E.S.P.")



THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.



The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:



IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or



IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.



THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.



THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.



For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:



           50,000 x (10,000/55,000) = $9,090



You new modified Purchase Payment would be 50,000-9,090 = $40,910.



The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:



           50,000 x (10,000/30,000) = $16,666



Your new modified Purchase Payment would be 50,000-16,666 = $33,334.



PAYMENT OF PROCEEDS



We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS




---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS NOT THE         The beneficiary (ies), or if   The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary (ies), or,     The beneficiary elects to      Yes
IS THE ANNUITANT)             if none, to the surviving      continue the Contract rather
                              joint owner.                   than receive a distribution.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary (ies), or,     The spouse elects to           Yes
THE ANNUITANT)                if none, to the surviving      continue the Contract.
                              joint owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner.   continue the Contract rather
                                                             than receive the
                                                             distribution.

                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A   The beneficiary (ies), or if                                  Yes (Death of
NON-NATURAL ENTITY/TRUST)     none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
---------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:                UNLESS. . .                 APPLY*
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------




                               QUALIFIED CONTRACTS




---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:                UNLESS. . .                 APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER/ANNUITANT               The beneficiary (ies), or if   The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------



---------

* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the Contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.



SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)



Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.



If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.



Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.



BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)



If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.



The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:



     -    transfer ownership



     -    take a loan



     -    make additional Purchase Payments.



The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.



PLANNED DEATH BENEFIT



You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:



     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or



     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.



You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.



DEATH PROCEEDS AFTER THE MATURITY DATE



If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

--------------------------------------------------------------------------------


GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.



AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III;" we may refer to any one of these as GMWB. The availability of each rider is shown below.



--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee       Principal Guarantee       Principal Guarantee
                                                                                                Value
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 28, 2005 if         March 28, 2005 if
                                   March 28, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------



You may elect a GMWB rider only at the time of your initial purchase of the Contract.



REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.


ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------


ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.


WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.

Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III



--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL
REDUCTION
(PWR)             N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
                           10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
                                 9,091                  500                           $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT
OF THE
WITHDRAWAL                      $10,000                                               $11,111

                            (10,000>9,091)                                        (11,111>10,000)
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
--------------------------------------------------------------------------------------------------------------------------



                          WITHDRAWAL EXAMPLE FOR GMWB I



--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,909               $4,545          $80,000         $88,889               $4,444

                         [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
                           x10,000/110,000)]     x90,909/100,000)]               x10,000/90,000)]      (88,889/100,000)]
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------




TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.


For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or


     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9 , Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.


RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.


Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.


Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect the reset RBB (the charge will never exceed the guaranteed maximum charge). Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.


INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.



--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------



MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.


Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.


TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.


OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:


     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.



COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                     if first withdrawal       if first withdrawal
                                   after 3(rd) anniversary   after 3(rd) anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------





                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------


MATURITY DATE


Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected, and any living benefit rider is terminated.




Unless you elect otherwise, the Maturity Date will be the Annuitant's 95(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY


You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")


VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY


You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")


The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.


On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.


ANNUITY OPTIONS


Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.


Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. Please note that Option 5 may not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.



Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA or other Qualified Contract.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. References to "Separate

Account" refer either to Separate Account Nine or Separate Account Ten, depending on the issuer of your Contract. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.



We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.


Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse consequences.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), OR 408, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $45,000 or 100% of pay for each participant in 2007.



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a


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10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



TSAS (ERISA AND NON-ERISA)



GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.



In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).



Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a proposed prohibition on the use of life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final regulations.



WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:



     - Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);



     - Is directly transferred to another permissible investment under sec.403(b) arrangements;



     -    Relates to amounts that are not salary reduction elective deferrals;



     - Occurs after you die, leave your job or become disabled (as defined by the Code); or



     - Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.



DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:



     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.



     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.



     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).



     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.



     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.



     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.



     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.



Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.



The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:



The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.



Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.



In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).



If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").



Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.



Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.



LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.



The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.



Your Contract will indicated whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



     -    a non-taxable return of your Purchase Payment; or



     -    a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.



OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax advisor before selecting any rider or endorsement to the Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT. If you have purchased a Guaranteed Minimum Withdrawal Benefit (GMWB), where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Minimum Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and either the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



MetLife reserves the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.



TAX CREDITS AND DEDUCTIONS



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to contract owners since the Company is the owner of the assets from which the tax benefits are derived.




                                OTHER INFORMATION

--------------------------------------------------------------------------------


Vintage 3 Annuity is a service mark of Citigroup, Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.


THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS




DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.





MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc.("NASD").





MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept purchase payments from existing Contract Owners.



COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.





We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the funds' shares in connection with the Contract.





The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.





These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2006, as well as the range of additional compensation paid.





The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain
affiliates, the amount of this   additional cash compensation is based primarily
on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.





Registered representatives of our affiliates, MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.


CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS


In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the *minimum* Separate Account Charge available under the contract. The second table provides the AUV information for the *maximum* Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.85%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.078             13,938

  AIM V.I. Premier Equity Subaccount (Series I)
  (10/02)..........................................  2006        1.034            1.085                 --
                                                     2005        0.997            1.034             78,144
                                                     2004        0.960            0.997            119,229
                                                     2003        0.782            0.960            137,323
                                                     2002        1.142            0.782             12,403
                                                     2001        1.000            1.142                 --

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (6/02).................................  2006        1.143            1.194                 --
                                                     2005        1.113            1.143            433,246
                                                     2004        1.019            1.113            206,918
                                                     2003        0.786            1.019            134,576
                                                     2002        1.000            0.786             70,619

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/02).................................  2006        1.166            1.138                 --
                                                     2005        1.034            1.166             95,999
                                                     2004        0.973            1.034             75,694
                                                     2003        0.803            0.973             40,191
                                                     2002        1.183            0.803              4,743
                                                     2001        1.000            1.183                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/02)...........................................  2006        1.649            1.950          1,493,191
                                                     2005        1.473            1.649          1,392,866
                                                     2004        1.322            1.473            689,281
                                                     2003        0.995            1.322            338,279
                                                     2002        1.188            0.995            108,035
                                                     2001        1.000            1.188                 --

  American Funds Growth Subaccount (Class 2)
  (12/01)..........................................  2006        1.553            1.681          5,177,418
                                                     2005        1.362            1.553          5,108,335
                                                     2004        1.233            1.362          3,022,506
                                                     2003        0.918            1.233          1,910,413
                                                     2002        1.238            0.918            519,111
                                                     2001        1.000            1.238              5,663

  American Funds Growth-Income Subaccount (Class 2)
  (12/01)..........................................  2006        1.341            1.517          5,407,103
                                                     2005        1.291            1.341          5,384,780
                                                     2004        1.191            1.291          3,748,375
                                                     2003        0.916            1.191          2,541,469
                                                     2002        1.143            0.916            825,826
                                                     2001        1.000            1.143              6,095

Capital Appreciation Fund
  Capital Appreciation Fund (3/02).................  2006        1.297            1.282                 --
                                                     2005        1.117            1.297             69,464
                                                     2004        0.952            1.117             10,285
                                                     2003        0.777            0.952              5,296
                                                     2002        1.000            0.777              6,000

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02)...........................................  2006        1.703            2.217                 --
                                                     2005        1.618            1.703            444,721
                                                     2004        1.255            1.618            282,289
                                                     2003        0.953            1.255            261,390
                                                     2002        1.000            0.953            110,495

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.302            1.415                 --
                                                     2005        1.204            1.302            230,497
                                                     2004        1.074            1.204             45,466
                                                     2003        1.000            1.074                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.299            1.447                 --
                                                     2005        1.202            1.299            372,761
                                                     2004        1.067            1.202             73,290
                                                     2003        1.000            1.067                 --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.032            1.198          1,064,996
                                                     2005        1.000            1.032            360,823

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/02)......................  2006        1.303            1.391            850,852
                                                     2005        1.267            1.303            828,548
                                                     2004        1.158            1.267            703,458
                                                     2003        0.859            1.158            247,570
                                                     2002        1.228            0.859             73,361
                                                     2001        1.000            1.228                 --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.242            1.443                 --
                                                     2005        1.144            1.242          1,920,497
                                                     2004        1.035            1.144            911,365
                                                     2003        0.842            1.035            482,403
                                                     2002        1.000            0.842            112,568

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.211            2.780            631,126
                                                     2005        1.767            2.211            453,826
                                                     2004        1.444            1.767             74,045
                                                     2003        1.000            1.444              6,032

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/02).................................  2006        1.481            1.766          1,728,859
                                                     2005        1.369            1.481          1,323,471
                                                     2004        1.177            1.369            672,403
                                                     2003        0.907            1.177            254,384
                                                     2002        1.134            0.907            136,180
                                                     2001        1.000            1.134                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02).................................  2006        1.246            1.490                 --
                                                     2005        1.166            1.246            699,854
                                                     2004        1.024            1.166            204,395
                                                     2003        0.789            1.024             96,803
                                                     2002        1.000            0.789             58,188

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (4/02)...................................  2006        1.406            1.564             42,968
                                                     2005        1.279            1.406            122,864
                                                     2004        1.081            1.279            131,294
                                                     2003        0.817            1.081            131,035
                                                     2002        1.158            0.817             43,642
                                                     2001        1.000            1.158                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.534            1.717                 --
                                                     2005        1.502            1.534            386,440
                                                     2004        1.332            1.502            112,428
                                                     2003        1.000            1.332            101,266

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (9/02)........  2006        0.988            1.144            271,923
                                                     2005        1.008            0.988            274,180
                                                     2004        0.993            1.008            129,017
                                                     2003        0.819            0.993             60,101
                                                     2002        1.128            0.819             13,026
                                                     2001        1.000            1.128                 --

  LMPIS Premier Selections All Cap Growth
  Subaccount (4/02)................................  2006        1.196            1.260             31,675
                                                     2005        1.146            1.196             44,833
                                                     2004        1.135            1.146             46,001
                                                     2003        0.861            1.135             33,703
                                                     2002        1.198            0.861             24,619
                                                     2001        1.000            1.198                 --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (6/02)...........................................  2006        1.445            1.601            353,505
                                                     2005        1.403            1.445            342,386
                                                     2004        1.236            1.403            292,379
                                                     2003        0.887            1.236            145,645
                                                     2002        1.215            0.887             36,890
                                                     2001        1.000            1.215                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (12/01)......  2006        1.229            1.426          1,234,613
                                                     2005        1.204            1.229          1,548,293
                                                     2004        1.132            1.204          1,643,520
                                                     2003        0.829            1.132          1,213,718
                                                     2002        1.127            0.829            482,311
                                                     2001        1.000            1.127              6,229

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPI Investors Subaccount (Class I) (2/02).....  2006        1.261            1.463            754,904
                                                     2005        1.205            1.261          1,014,142
                                                     2004        1.112            1.205          1,069,597
                                                     2003        0.856            1.112            738,841
                                                     2002        1.134            0.856            316,814
                                                     2001        1.000            1.134                 --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/02)...........................................  2006        1.369            1.515            371,640
                                                     2005        1.329            1.369            467,037
                                                     2004        1.176            1.329            436,895
                                                     2003        0.805            1.176            267,896
                                                     2002        1.255            0.805             20,161
                                                     2001        1.000            1.255                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (2/02)...........  2006        1.231            1.387          2,270,939
                                                     2005        1.202            1.231          2,791,436
                                                     2004        1.125            1.202          2,527,277
                                                     2003        0.920            1.125          2,308,725
                                                     2002        1.137            0.920            523,480
                                                     2001        1.000            1.137                 --

  LMPVPII Diversified Strategic Income Subaccount
  (3/02)...........................................  2006        1.205            1.247          1,229,206
                                                     2005        1.197            1.205          1,763,130
                                                     2004        1.142            1.197          1,620,778
                                                     2003        1.041            1.142            729,132
                                                     2002        1.012            1.041            144,253
                                                     2001        1.000            1.012                 --

  LMPVPII Equity Index Subaccount (Class II)
  (6/02)...........................................  2006        1.208            1.365          1,568,652
                                                     2005        1.180            1.208          2,001,890
                                                     2004        1.091            1.180          1,576,990
                                                     2003        0.870            1.091          1,068,257
                                                     2002        1.141            0.870            208,514
                                                     2001        1.000            1.141                 --

  LMPVPII Fundamental Value Subaccount (2/02)......  2006        1.347            1.545          1,993,242
                                                     2005        1.310            1.347          2,282,236
                                                     2004        1.233            1.310          2,104,693
                                                     2003        0.906            1.233          1,683,561
                                                     2002        1.173            0.906            528,533
                                                     2001        1.000            1.173                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.996            1.018            365,576
                                                     2005        0.991            0.996            337,114
                                                     2004        0.998            0.991             90,836
                                                     2003        1.000            0.998              2,550

  LMPVPIII Aggressive Growth Subaccount (12/01)....  2006        1.253            1.338          3,452,678
                                                     2005        1.143            1.253          3,688,212
                                                     2004        1.059            1.143          3,272,963
                                                     2003        0.802            1.059          2,216,985
                                                     2002        1.213            0.802            741,620
                                                     2001        1.000            1.213              5,724

  LMPVPIII High Income Subaccount (3/02)...........  2006        1.347            1.468          1,706,172
                                                     2005        1.337            1.347          1,752,598
                                                     2004        1.234            1.337          1,653,614
                                                     2003        0.985            1.234          1,341,664
                                                     2002        1.037            0.985            201,900
                                                     2001        1.000            1.037                 --

  LMPVPIII International All Cap Growth Subaccount
  (8/02)...........................................  2006        1.354            1.673             19,396
                                                     2005        1.234            1.354             28,486
                                                     2004        1.067            1.234             29,358
                                                     2003        0.853            1.067             29,538
                                                     2002        1.169            0.853             11,018
                                                     2001        1.000            1.169                 --

  LMPVPIII Large Cap Growth Subaccount (2/02)......  2006        1.286            1.321          1,186,381
                                                     2005        1.245            1.286          1,397,017
                                                     2004        1.264            1.245          1,352,456
                                                     2003        0.872            1.264          1,110,282
                                                     2002        1.181            0.872            384,417
                                                     2001        1.000            1.181                 --

  LMPVPIII Large Cap Value Subaccount (2/02).......  2006        1.147            1.331            133,822
                                                     2005        1.097            1.147            133,892
                                                     2004        1.010            1.097            177,762
                                                     2003        0.806            1.010            188,000
                                                     2002        1.101            0.806            170,168
                                                     2001        1.000            1.101                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Mid Cap Core Subaccount (2/02)..........  2006        1.437            1.620            485,121
                                                     2005        1.352            1.437            576,586
                                                     2004        1.247            1.352            654,161
                                                     2003        0.979            1.247            544,924
                                                     2002        1.233            0.979            270,753
                                                     2001        1.000            1.233                 --

  LMPVPIII Money Market Subaccount (4/02)..........  2006        0.982            1.009          2,117,552
                                                     2005        0.973            0.982          2,876,757
                                                     2004        0.983            0.973          3,211,212
                                                     2003        0.995            0.983          2,901,484
                                                     2002        1.000            0.995          2,395,570
                                                     2001        1.000            1.000                 --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02).........................  2006        1.480            1.651          3,067,305
                                                     2005        1.432            1.480          2,931,737
                                                     2004        1.368            1.432          1,902,696
                                                     2003        1.060            1.368          1,000,414
                                                     2002        1.000            1.060            228,011

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (10/02).................  2006        1.310            1.421          5,801,545
                                                     2005        1.280            1.310          6,959,628
                                                     2004        1.242            1.280          4,117,282
                                                     2003        1.037            1.242          1,860,167
                                                     2002        1.000            1.037            367,255

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).....................  2006        1.569            1.774            970,821
                                                     2005        1.500            1.569          1,001,500
                                                     2004        1.386            1.500            388,786
                                                     2003        1.073            1.386            193,380
                                                     2002        1.000            1.073             27,934

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02).........................  2006        1.441            1.588            745,667
                                                     2005        1.417            1.441            941,155
                                                     2004        1.353            1.417            596,551
                                                     2003        1.068            1.353            416,126
                                                     2002        1.000            1.068             43,322

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.391            1.601            472,960
                                                     2005        1.372            1.391            516,959
                                                     2004        1.241            1.372            439,996
                                                     2003        1.000            1.241              9,795

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.625            1.790            788,623
                                                     2005        1.529            1.625            891,248
                                                     2004        1.256            1.529            337,639
                                                     2003        1.000            1.256            171,217

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.336            1.412            254,579

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.271            1.353             63,505

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.492            1.641            503,697

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.282            1.312             72,557

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.074          2,526,375

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.070             30,882

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.359            1.340            168,317

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.281            1.269              9,703

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.262            1.393            611,218

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.218            662,239

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.460            1.567            132,280

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.092            1.147              8,605

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.122            1.160          1,268,342

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.027          1,422,559

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.885            0.862            388,262

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.041            1.079          3,066,464

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/06).................................  2006        1.143            1.173            302,512

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.212            1.227            360,693

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.428            1.462          1,798,073

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.059              5,308

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.041            215,648

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.047             93,358

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.053             83,637

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.058            123,201

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.311            1.399          3,994,432

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.049          1,352,414

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.067             76,994

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.119            1.107          3,283,429
                                                     2005        1.117            1.119          2,555,183
                                                     2004        1.045            1.117            974,468
                                                     2003        1.000            1.045            233,173

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (2/02)....................................  2006        1.146            1.169          9,603,831
                                                     2005        1.140            1.146         12,289,203
                                                     2004        1.107            1.140         11,093,565
                                                     2003        1.074            1.107         10,441,947
                                                     2002        1.003            1.074          3,411,930
                                                     2001        1.000            1.003                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00)...........................................  2006        1.228            1.339             27,572
                                                     2005        1.167            1.228             33,342
                                                     2004        1.105            1.167            111,087
                                                     2003        0.853            1.105            111,092
                                                     2002        1.233            0.853             39,946
                                                     2001        1.000            1.233                 --

  Putnam VT International Equity Subaccount (Class
  IB) (5/02).......................................  2006        1.458            1.828            136,687
                                                     2005        1.323            1.458            188,294
                                                     2004        1.160            1.323            191,672
                                                     2003        0.919            1.160            186,378
                                                     2002        1.138            0.919             63,610
                                                     2001        1.000            1.138                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/02)...........................................  2006        1.874            2.157            367,368
                                                     2005        1.783            1.874            418,626
                                                     2004        1.439            1.783            396,956
                                                     2003        0.980            1.439            376,864
                                                     2002        1.221            0.980            182,271
                                                     2001        1.000            1.221                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/02)...........................................  2006        1.277            1.359                 --
                                                     2005        1.196            1.277            190,318
                                                     2004        1.144            1.196            375,673
                                                     2003        0.901            1.144            277,176
                                                     2002        1.206            0.901             89,349
                                                     2001        1.000            1.206                 --

  Travelers Equity Income Subaccount (5/02)........  2006        1.360            1.428                 --
                                                     2005        1.326            1.360          2,433,988
                                                     2004        1.229            1.326          2,231,165
                                                     2003        0.955            1.229          1,497,940
                                                     2002        1.130            0.955            132,792
                                                     2001        1.000            1.130                 --

  Travelers Large Cap Subaccount (6/02)............  2006        1.177            1.212                 --
                                                     2005        1.103            1.177            305,074
                                                     2004        1.055            1.103            587,004
                                                     2003        0.862            1.055            525,495
                                                     2002        1.138            0.862             71,115
                                                     2001        1.000            1.138                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)................................  2006        1.108            1.177                 --
                                                     2005        1.000            1.108              4,537

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)................................  2006        1.019            1.022                 --
                                                     2005        1.007            1.019             25,289

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.053            1.090                 --
                                                     2005        1.008            1.053             49,057

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.086            1.132                 --
                                                     2005        1.000            1.086             44,275

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)...................  2006        1.030            1.049                 --
                                                     2005        1.000            1.030              4,434

  Travelers Managed Income Subaccount (3/02).......  2006        1.052            1.041                 --
                                                     2005        1.057            1.052          3,723,014
                                                     2004        1.047            1.057          3,291,375
                                                     2003        0.984            1.047          2,134,736
                                                     2002        0.981            0.984            483,229
                                                     2001        1.000            0.981                 --

  Travelers Mercury Large Cap Core Subaccount
  (8/02)...........................................  2006        1.259            1.336                 --
                                                     2005        1.145            1.259            382,840
                                                     2004        1.006            1.145            528,392
                                                     2003        0.846            1.006            438,531
                                                     2002        1.151            0.846             27,272
                                                     2001        1.000            1.151                 --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (3/02)...........................................  2006        0.837            0.885                 --
                                                     2005        0.827            0.837            363,071
                                                     2004        0.738            0.827            197,288
                                                     2003        0.549            0.738             79,566
                                                     2002        1.000            0.549              6,056

  Travelers MFS(R) Total Return Subaccount (2/02)..  2006        1.271            1.311                 --
                                                     2005        1.258            1.271          5,187,440
                                                     2004        1.150            1.258          4,470,787
                                                     2003        1.005            1.150          3,403,681
                                                     2002        1.081            1.005            458,806
                                                     2001        1.000            1.081                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.169            1.262                 --
                                                     2005        1.119            1.169            425,726
                                                     2004        1.000            1.119             22,370

  Travelers Mondrian International Stock Subaccount
  (3/02)...........................................  2006        1.300            1.492                 --
                                                     2005        1.209            1.300            476,199
                                                     2004        1.064            1.209            377,856
                                                     2003        0.843            1.064             45,040
                                                     2002        1.000            0.843              7,884

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.377            1.460                 --
                                                     2005        1.324            1.377            109,545
                                                     2004        1.213            1.324             68,258
                                                     2003        1.000            1.213             14,955

  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)...........................................  2006        1.038            1.092                 --
                                                     2005        1.036            1.038              2,664

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.112            1.122                 --
                                                     2005        1.092            1.112          1,908,893
                                                     2004        1.000            1.092            828,053

  Travelers Strategic Equity Subaccount (4/02).....  2006        1.056            1.101                 --
                                                     2005        1.054            1.056            229,625
                                                     2004        0.974            1.054            192,976
                                                     2003        0.749            0.974            137,627
                                                     2002        1.148            0.749             83,170
                                                     2001        1.000            1.148                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)................................  2006        1.113            1.281                 --
                                                     2005        1.027            1.113              8,406

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.109            1.271                 --
                                                     2005        1.000            1.109             15,029

  Travelers Van Kampen Enterprise Subaccount
  (1/00)...........................................  2006        1.102            1.143                 --
                                                     2005        1.041            1.102            258,617
                                                     2004        1.021            1.041            124,503
                                                     2003        0.828            1.021             78,814
                                                     2002        1.194            0.828                 --
                                                     2001        1.000            1.194                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (4/02)........................................  2006        1.046            1.056            103,007
                                                     2005        0.987            1.046            126,788
                                                     2004        0.940            0.987             96,939
                                                     2003        0.752            0.940             68,581
                                                     2002        1.134            0.752             28,027
                                                     2001        1.000            1.134                 --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class)
  (5/02)...........................................  2006        1.628            1.784          2,391,367
                                                     2005        1.419            1.628          2,046,688
                                                     2004        1.254            1.419          1,366,552
                                                     2003        0.995            1.254            855,032
                                                     2002        1.119            0.995            157,173
                                                     2001        1.000            1.119                 --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)..  2006        1.643            1.813          1,974,513
                                                     2005        1.418            1.643          1,993,749
                                                     2004        1.159            1.418          1,597,208
                                                     2003        0.854            1.159          1,203,368
                                                     2002        1.000            0.854            289,347






                         SEPARATE ACCOUNT CHARGES 2.55%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.073               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (10/02)..........................................  2006        1.080            1.131               --
                                                     2005        1.049            1.080               --
                                                     2004        1.000            1.049               --

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (6/02).................................  2006        1.101            1.147               --
                                                     2005        1.080            1.101               --
                                                     2004        1.000            1.080               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/02).................................  2006        1.184            1.146               --
                                                     2005        1.057            1.184               --
                                                     2004        1.000            1.057               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/02)...........................................  2006        1.237            1.452           14,393
                                                     2005        1.112            1.237           13,476
                                                     2004        1.000            1.112               --

  American Funds Growth Subaccount (Class 2)
  (12/01)..........................................  2006        1.229            1.320          389,169
                                                     2005        1.085            1.229          299,256
                                                     2004        1.000            1.085           33,273

  American Funds Growth-Income Subaccount (Class 2)
  (12/01)..........................................  2006        1.097            1.233          386,348
                                                     2005        1.064            1.097          325,048
                                                     2004        1.000            1.064               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02).................  2006        1.346            1.328               --
                                                     2005        1.168            1.346               --
                                                     2004        1.000            1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02)...........................................  2006        1.344            1.738               --
                                                     2005        1.286            1.344           13,433
                                                     2004        1.000            1.286               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.198            1.299               --
                                                     2005        1.116            1.198            1,287
                                                     2004        1.000            1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.200            1.334               --
                                                     2005        1.118            1.200           89,941
                                                     2004        1.000            1.118               --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.027            1.184           16,826
                                                     2005        1.000            1.027            5,741

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/02)......................  2006        1.107            1.173           19,904
                                                     2005        1.084            1.107           19,784
                                                     2004        1.000            1.084            9,872

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.184            1.367               --
                                                     2005        1.099            1.184           50,654
                                                     2004        1.000            1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        1.566            1.955               --
                                                     2005        1.260            1.566               --
                                                     2004        1.000            1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/02).................................  2006        1.240            1.468           43,616
                                                     2005        1.155            1.240           30,423
                                                     2004        1.000            1.155               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02).................................  2006        1.187            1.409               --
                                                     2005        1.118            1.187           83,827
                                                     2004        1.000            1.118               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (4/02)...................................  2006        1.233            1.362               --
                                                     2005        1.129            1.233               --
                                                     2004        1.000            1.129               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.140            1.269               --
                                                     2005        1.125            1.140            3,786
                                                     2004        1.000            1.125               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (9/02)........  2006        0.987            1.135               --
                                                     2005        1.015            0.987               --
                                                     2004        1.000            1.015               --

  LMPIS Premier Selections All Cap Growth
  Subaccount (4/02)................................  2006        1.062            1.112               --
                                                     2005        1.025            1.062               --
                                                     2004        1.000            1.025               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (6/02)...........................................  2006        1.194            1.314            2,986
                                                     2005        1.168            1.194            2,962
                                                     2004        1.000            1.168               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (12/01)......  2006        1.071            1.233               --
                                                     2005        1.056            1.071               --
                                                     2004        1.000            1.056               --

  LMPVPI Investors Subaccount (Class I) (2/02).....  2006        1.120            1.291           15,002
                                                     2005        1.078            1.120           15,002
                                                     2004        1.000            1.078               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/02)...........................................  2006        1.191            1.309               --
                                                     2005        1.165            1.191               --
                                                     2004        1.000            1.165               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (2/02)...........  2006        1.073            1.201           49,720
                                                     2005        1.055            1.073           49,206
                                                     2004        1.000            1.055           33,887

  LMPVPII Diversified Strategic Income Subaccount
  (3/02)...........................................  2006        1.069            1.098               --
                                                     2005        1.069            1.069               --
                                                     2004        1.000            1.069               --

  LMPVPII Equity Index Subaccount (Class II)
  (6/02)...........................................  2006        1.086            1.219               --
                                                     2005        1.069            1.086               --
                                                     2004        1.000            1.069               --

  LMPVPII Fundamental Value Subaccount (2/02)......  2006        1.079            1.229              725
                                                     2005        1.057            1.079              728
                                                     2004        1.000            1.057               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.995            1.009              728
                                                     2005        0.997            0.995              731
                                                     2004        1.000            0.997               --

  LMPVPIII Aggressive Growth Subaccount (12/01)....  2006        1.159            1.229            9,883
                                                     2005        1.065            1.159            9,552
                                                     2004        1.000            1.065               --

  LMPVPIII High Income Subaccount (3/02)...........  2006        1.084            1.172           13,287
                                                     2005        1.083            1.084           12,550
                                                     2004        1.000            1.083               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII International All Cap Growth Subaccount
  (8/02)...........................................  2006        1.257            1.542               --
                                                     2005        1.154            1.257               --
                                                     2004        1.000            1.154               --

  LMPVPIII Large Cap Growth Subaccount (2/02)......  2006        1.014            1.034           12,949
                                                     2005        0.989            1.014           12,501
                                                     2004        1.000            0.989               --

  LMPVPIII Large Cap Value Subaccount (2/02).......  2006        1.121            1.293               --
                                                     2005        1.080            1.121               --
                                                     2004        1.000            1.080               --

  LMPVPIII Mid Cap Core Subaccount (2/02)..........  2006        1.154            1.292           18,302
                                                     2005        1.093            1.154           19,256
                                                     2004        1.000            1.093            9,888

  LMPVPIII Money Market Subaccount (4/02)..........  2006        0.995            1.014              732
                                                     2005        0.992            0.995              734
                                                     2004        1.000            0.992               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02).........................  2006        1.065            1.179          445,074
                                                     2005        1.038            1.065          376,920
                                                     2004        1.000            1.038           26,690

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (10/02).................  2006        1.047            1.128           52,797
                                                     2005        1.030            1.047           52,916
                                                     2004        1.000            1.030               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).....................  2006        1.107            1.243          464,735
                                                     2005        1.065            1.107          406,369
                                                     2004        1.000            1.065          103,866

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02).........................  2006        1.041            1.140           20,815
                                                     2005        1.032            1.041           20,662
                                                     2004        1.000            1.032           10,329

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.106            1.264           21,522
                                                     2005        1.098            1.106           21,268
                                                     2004        1.000            1.098               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.223            1.338           89,182
                                                     2005        1.159            1.223           84,335
                                                     2004        1.000            1.159               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.298            1.366               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.263            1.337              725

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.398            1.531               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.328            1.353               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.069           21,799

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.065               --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.185            1.164               --

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.272            1.255               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.258            1.381           19,879

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.212           15,382

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.193            1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.085            1.134               --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.122            1.155          255,887

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.022          239,180

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.136            1.102               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.003            1.034            4,099

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/06).................................  2006        1.126            1.150               --

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.140            1.148            3,342

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.174            1.197            5,624

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.043               --

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.048               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.053               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.131            1.201          194,812

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.044          115,370

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.061            1.042          284,449
                                                     2005        1.066            1.061          234,345
                                                     2004        1.000            1.066               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (2/02)....................................  2006        1.042            1.055          374,477
                                                     2005        1.043            1.042          357,636
                                                     2004        1.000            1.043           56,684

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00)...........................................  2006        1.114            1.206               --
                                                     2005        1.066            1.114               --
                                                     2004        1.000            1.066               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/02).......................................  2006        1.266            1.577               --
                                                     2005        1.158            1.266               --
                                                     2004        1.000            1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/02)...........................................  2006        1.243            1.422            2,758
                                                     2005        1.192            1.243            2,876
                                                     2004        1.000            1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/02)...........................................  2006        1.117            1.185               --
                                                     2005        1.053            1.117               --
                                                     2004        1.000            1.053               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Equity Income Subaccount (5/02)........  2006        1.121            1.174               --
                                                     2005        1.101            1.121           18,454
                                                     2004        1.000            1.101               --

  Travelers Large Cap Subaccount (6/02)............  2006        1.110            1.140               --
                                                     2005        1.047            1.110               --
                                                     2004        1.000            1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)................................  2006        1.103            1.169               --
                                                     2005        1.000            1.103               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)................................  2006        1.015            1.015               --
                                                     2005        1.006            1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.049            1.083               --
                                                     2005        1.007            1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.081            1.124               --
                                                     2005        1.000            1.081               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)...................  2006        1.026            1.043               --
                                                     2005        1.000            1.026               --

  Travelers Managed Income Subaccount (3/02).......  2006        1.016            1.003               --
                                                     2005        1.028            1.016            4,104
                                                     2004        1.000            1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (8/02)...........................................  2006        1.227            1.298               --
                                                     2005        1.123            1.227               --
                                                     2004        1.000            1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (3/02)...........................................  2006        1.077            1.136               --
                                                     2005        1.072            1.077               --
                                                     2004        1.000            1.072               --

  Travelers MFS(R) Total Return Subaccount (2/02)..  2006        1.099            1.131               --
                                                     2005        1.095            1.099          186,486
                                                     2004        1.000            1.095               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.168            1.258               --
                                                     2005        1.125            1.168           27,601
                                                     2004        1.000            1.125               --

  Travelers Mondrian International Stock Subaccount
  (3/02)...........................................  2006        1.221            1.398               --
                                                     2005        1.144            1.221               --
                                                     2004        1.000            1.144               --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.128            1.193               --
                                                     2005        1.092            1.128               --
                                                     2004        1.000            1.092               --

  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)...........................................  2006        1.034            1.085               --
                                                     2005        1.035            1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.114            1.122               --
                                                     2005        1.103            1.114          159,981
                                                     2004        1.000            1.103               --

  Travelers Strategic Equity Subaccount (4/02).....  2006        1.091            1.135               --
                                                     2005        1.097            1.091            2,635
                                                     2004        1.000            1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)................................  2006        1.109            1.272               --
                                                     2005        1.026            1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.104            1.263               --
                                                     2005        1.000            1.104              728

  Travelers Van Kampen Enterprise Subaccount
  (1/00)...........................................  2006        1.088            1.126               --
                                                     2005        1.035            1.088               --
                                                     2004        1.000            1.035               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (4/02)........................................  2006        1.113            1.116               --
                                                     2005        1.058            1.113               --
                                                     2004        1.000            1.058               --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class)
  (5/02)...........................................  2006        1.260            1.371          120,320
                                                     2005        1.106            1.260           37,790
                                                     2004        1.000            1.106               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  VIP Mid Cap Subaccount (Service Class 2) (3/02)..  2006        1.410            1.546          118,656
                                                     2005        1.226            1.410          117,119
                                                     2004        1.000            1.226               --




---------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.




The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.




Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.



Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                                   APPENDIX B

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the *minimum* Separate Account Charge available under the contract. The second table provides the AUV information for the *maximum* Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.85%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.078            204,822

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)..........................................  2006        1.034            1.085                 --
                                                     2005        0.997            1.034            306,578
                                                     2004        0.960            0.997            445,049
                                                     2003        0.782            0.960            443,311
                                                     2002        1.142            0.782            326,594
                                                     2001        1.000            1.142             72,644

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02).................................  2006        1.143            1.194                 --
                                                     2005        1.113            1.143          1,135,267
                                                     2004        1.019            1.113          1,187,584
                                                     2003        0.786            1.019          1,180,761
                                                     2002        1.000            0.786            442,063

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)................................  2006        1.166            1.138                 --
                                                     2005        1.034            1.166            244,221
                                                     2004        0.973            1.034            458,633
                                                     2003        0.803            0.973            483,364
                                                     2002        1.183            0.803            440,010
                                                     2001        1.000            1.183             25,673

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (10/01)..........................................  2006        1.649            1.950          1,779,732
                                                     2005        1.473            1.649          1,914,049
                                                     2004        1.322            1.473          1,965,953
                                                     2003        0.995            1.322          1,577,762
                                                     2002        1.188            0.995            579,448
                                                     2001        1.000            1.188             53,009

  American Funds Growth Subaccount (Class 2)
  (10/01)..........................................  2006        1.553            1.681          6,204,083
                                                     2005        1.362            1.553          6,908,813
                                                     2004        1.233            1.362          7,498,271
                                                     2003        0.918            1.233          6,289,036
                                                     2002        1.238            0.918          2,672,503
                                                     2001        1.000            1.238            328,550

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)..........................................  2006        1.341            1.517          5,744,650
                                                     2005        1.291            1.341          6,617,005
                                                     2004        1.191            1.291          7,869,519
                                                     2003        0.916            1.191          6,886,746
                                                     2002        1.143            0.916          3,517,428
                                                     2001        1.000            1.143            483,056

Capital Appreciation Fund
  Capital Appreciation Fund (6/02).................  2006        1.297            1.282                 --
                                                     2005        1.117            1.297            200,941
                                                     2004        0.952            1.117            274,552
                                                     2003        0.777            0.952            276,632
                                                     2002        0.877            0.777            223,435

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02)...........................................  2006        1.703            2.217                 --
                                                     2005        1.618            1.703            399,140
                                                     2004        1.255            1.618            534,356
                                                     2003        0.953            1.255            420,706
                                                     2002        1.046            0.953            169,208

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.302            1.415                 --
                                                     2005        1.204            1.302             60,422
                                                     2004        1.074            1.204             34,482
                                                     2003        1.000            1.074              5,122

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.299            1.447                 --
                                                     2005        1.202            1.299            117,915
                                                     2004        1.067            1.202             26,373
                                                     2003        1.000            1.067                 --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.032            1.198            364,879
                                                     2005        0.984            1.032            156,613

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).....................  2006        1.303            1.391            506,857
                                                     2005        1.267            1.303            683,312
                                                     2004        1.158            1.267            909,411
                                                     2003        0.859            1.158            907,594
                                                     2002        1.228            0.859            479,572
                                                     2001        1.000            1.228             19,240

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.242            1.443                 --
                                                     2005        1.144            1.242          1,734,260
                                                     2004        1.035            1.144          1,999,529
                                                     2003        0.842            1.035          1,608,369
                                                     2002        1.000            0.842            719,789

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.211            2.780            643,439
                                                     2005        1.767            2.211            838,387
                                                     2004        1.444            1.767            538,483
                                                     2003        1.000            1.444             73,437

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)................................  2006        1.481            1.766          1,658,197
                                                     2005        1.369            1.481          2,258,919
                                                     2004        1.177            1.369          1,963,706
                                                     2003        0.907            1.177          1,293,188
                                                     2002        1.134            0.907            589,742
                                                     2001        1.000            1.134             29,133

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02).................................  2006        1.246            1.490                 --
                                                     2005        1.166            1.246            439,470
                                                     2004        1.024            1.166            662,918
                                                     2003        0.789            1.024            314,762
                                                     2002        0.831            0.789            130,925

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (11/01)..................................  2006        1.406            1.564             47,185
                                                     2005        1.279            1.406             90,671
                                                     2004        1.081            1.279            158,448
                                                     2003        0.817            1.081            160,435
                                                     2002        1.158            0.817            125,487
                                                     2001        1.000            1.158             17,376

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.534            1.717                 --
                                                     2005        1.502            1.534            237,592
                                                     2004        1.332            1.502            247,135
                                                     2003        1.000            1.332             80,414

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (10/01).......  2006        0.988            1.144            188,433
                                                     2005        1.008            0.988            275,476
                                                     2004        0.993            1.008            282,385
                                                     2003        0.819            0.993            237,783
                                                     2002        1.128            0.819             29,741
                                                     2001        1.000            1.128             29,747

  LMPIS Premier Selections All Cap Growth
  Subaccount (12/01)...............................  2006        1.196            1.260            637,797
                                                     2005        1.146            1.196            774,217
                                                     2004        1.135            1.146            819,997
                                                     2003        0.861            1.135            822,579
                                                     2002        1.198            0.861            536,721
                                                     2001        1.000            1.198              1,868

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (11/01)..........................................  2006        1.445            1.601            201,255
                                                     2005        1.403            1.445            629,540
                                                     2004        1.236            1.403            853,139
                                                     2003        0.887            1.236            793,268
                                                     2002        1.215            0.887            191,027
                                                     2001        1.000            1.215             20,517

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)......  2006        1.229            1.426          1,799,672
                                                     2005        1.204            1.229          2,575,093
                                                     2004        1.132            1.204          3,132,904
                                                     2003        0.829            1.132          2,830,329
                                                     2002        1.127            0.829          1,972,141
                                                     2001        1.000            1.127            277,708

  LMPVPI Investors Subaccount (Class I) (10/01)....  2006        1.261            1.463            702,579
                                                     2005        1.205            1.261          1,173,271
                                                     2004        1.112            1.205          1,380,340
                                                     2003        0.856            1.112            997,741
                                                     2002        1.134            0.856            806,373
                                                     2001        1.000            1.134             76,156

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/01)..........................................  2006        1.369            1.515            502,492
                                                     2005        1.329            1.369            983,324
                                                     2004        1.176            1.329          1,076,083
                                                     2003        0.805            1.176          1,094,670
                                                     2002        1.255            0.805            354,038
                                                     2001        1.000            1.255              3,283

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/01)..........  2006        1.231            1.387          1,992,976
                                                     2005        1.202            1.231          2,572,298
                                                     2004        1.125            1.202          3,204,167
                                                     2003        0.920            1.125          3,133,227
                                                     2002        1.137            0.920          1,845,981
                                                     2001        1.000            1.137            203,714

  LMPVPII Diversified Strategic Income Subaccount
  (10/01)..........................................  2006        1.205            1.247            937,830
                                                     2005        1.197            1.205          1,348,770
                                                     2004        1.142            1.197          1,817,440
                                                     2003        1.041            1.142          1,747,167
                                                     2002        1.012            1.041            662,115
                                                     2001        1.000            1.012            523,138

  LMPVPII Equity Index Subaccount (Class II)
  (10/01)..........................................  2006        1.208            1.365          1,061,629
                                                     2005        1.180            1.208          1,239,450
                                                     2004        1.091            1.180          2,117,905
                                                     2003        0.870            1.091          2,036,010
                                                     2002        1.141            0.870            903,725
                                                     2001        1.000            1.141             46,322

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPII Fundamental Value Subaccount (10/01).....  2006        1.347            1.545          3,111,458
                                                     2005        1.310            1.347          4,177,163
                                                     2004        1.233            1.310          5,355,555
                                                     2003        0.906            1.233          4,860,962
                                                     2002        1.173            0.906          3,156,979
                                                     2001        1.000            1.173            387,824

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.996            1.018            273,132
                                                     2005        0.991            0.996            453,573
                                                     2004        0.998            0.991            429,944
                                                     2003        1.000            0.998            109,660

  LMPVPIII Aggressive Growth Subaccount (10/01)....  2006        1.253            1.338          3,808,697
                                                     2005        1.143            1.253          4,973,640
                                                     2004        1.059            1.143          6,336,022
                                                     2003        0.802            1.059          6,029,951
                                                     2002        1.213            0.802          3,744,111
                                                     2001        1.000            1.213            395,035

  LMPVPIII High Income Subaccount (10/01)..........  2006        1.347            1.468          1,610,010
                                                     2005        1.337            1.347          2,011,733
                                                     2004        1.234            1.337          2,626,527
                                                     2003        0.985            1.234          2,202,057
                                                     2002        1.037            0.985            807,357
                                                     2001        1.000            1.037             54,303

  LMPVPIII International All Cap Growth Subaccount
  (11/01)..........................................  2006        1.354            1.673            271,219
                                                     2005        1.234            1.354            410,909
                                                     2004        1.067            1.234            311,483
                                                     2003        0.853            1.067            329,999
                                                     2002        1.169            0.853          2,340,496
                                                     2001        1.000            1.169                 --

  LMPVPIII Large Cap Growth Subaccount (10/01).....  2006        1.286            1.321          1,174,253
                                                     2005        1.245            1.286          1,588,431
                                                     2004        1.264            1.245          1,826,099
                                                     2003        0.872            1.264          2,146,063
                                                     2002        1.181            0.872            959,386
                                                     2001        1.000            1.181            220,733

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Large Cap Value Subaccount (11/01)......  2006        1.147            1.331            873,689
                                                     2005        1.097            1.147          1,029,899
                                                     2004        1.010            1.097          1,389,777
                                                     2003        0.806            1.010          1,356,296
                                                     2002        1.101            0.806          1,102,306
                                                     2001        1.000            1.101            140,595

  LMPVPIII Mid Cap Core Subaccount (10/01).........  2006        1.437            1.620            878,058
                                                     2005        1.352            1.437          1,184,951
                                                     2004        1.247            1.352          1,428,209
                                                     2003        0.979            1.247          1,440,600
                                                     2002        1.233            0.979            736,476
                                                     2001        1.000            1.233            106,957

  LMPVPIII Money Market Subaccount (10/01).........  2006        0.982            1.009          1,422,165
                                                     2005        0.973            0.982          2,976,424
                                                     2004        0.983            0.973          2,990,206
                                                     2003        0.995            0.983          7,405,805
                                                     2002        1.000            0.995          8,019,286
                                                     2001        1.000            1.000          4,696,068

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02).........................  2006        1.480            1.651          3,651,682
                                                     2005        1.432            1.480          5,606,393
                                                     2004        1.368            1.432          6,521,502
                                                     2003        1.060            1.368          5,312,500
                                                     2002        1.000            1.060            964,512

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (10/02).................  2006        1.310            1.421          4,535,797
                                                     2005        1.280            1.310          6,280,057
                                                     2004        1.242            1.280          6,827,909
                                                     2003        1.037            1.242          5,886,565
                                                     2002        1.000            1.037            849,098

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).....................  2006        1.569            1.774          2,048,912
                                                     2005        1.500            1.569          2,589,383
                                                     2004        1.386            1.500          2,421,419
                                                     2003        1.073            1.386            374,914
                                                     2002        1.000            1.073             74,562

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02).........................  2006        1.441            1.588            334,926
                                                     2005        1.417            1.441            442,064
                                                     2004        1.353            1.417            491,432
                                                     2003        1.068            1.353            261,444
                                                     2002        1.000            1.068             54,967

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.391            1.601            353,400
                                                     2005        1.372            1.391            395,149
                                                     2004        1.241            1.372            374,495
                                                     2003        1.000            1.241            244,664

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.625            1.790            540,138
                                                     2005        1.529            1.625            961,887
                                                     2004        1.256            1.529            710,264
                                                     2003        1.000            1.256            316,447

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.336            1.412            178,351

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.271            1.353                 --

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.492            1.641            427,771

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.282            1.312             98,813

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.074          2,513,839

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.070              9,137

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.359            1.340            369,237

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.281            1.269              1,699

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.262            1.393            113,433

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.218            687,855

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.460            1.567             13,451

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.092            1.147                168

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.122            1.160            939,707

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.027            536,318

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.885            0.862            762,364

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.041            1.079          1,714,633

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/06).................................  2006        1.143            1.173            153,803

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.212            1.227          1,173,634

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.428            1.462          1,625,768

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.059             76,739

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.041            129,591

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.047              3,377

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.053             54,976

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.058          3,744,117

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.311            1.399          6,782,019

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.049            703,434

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.067            298,379

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.119            1.107          1,144,215
                                                     2005        1.117            1.119          1,495,964
                                                     2004        1.045            1.117          2,231,285
                                                     2003        1.000            1.045          1,039,141

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01)...................................  2006        1.146            1.169          7,635,347
                                                     2005        1.140            1.146         10,573,072
                                                     2004        1.107            1.140         14,158,270
                                                     2003        1.074            1.107         14,489,686
                                                     2002        1.003            1.074          8,698,076
                                                     2001        1.000            1.003            284,980

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)..........................................  2006        1.228            1.339             58,001
                                                     2005        1.167            1.228             84,952
                                                     2004        1.105            1.167            165,358
                                                     2003        0.853            1.105            176,949
                                                     2002        1.233            0.853            126,575
                                                     2001        1.000            1.233             19,152

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)......................................  2006        1.458            1.828            502,241
                                                     2005        1.323            1.458            375,153
                                                     2004        1.160            1.323            516,700
                                                     2003        0.919            1.160            603,425
                                                     2002        1.138            0.919            285,369
                                                     2001        1.000            1.138             52,475

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)..........................................  2006        1.874            2.157            619,859
                                                     2005        1.783            1.874            844,247
                                                     2004        1.439            1.783          1,134,138
                                                     2003        0.980            1.439          1,081,087
                                                     2002        1.221            0.980            712,422
                                                     2001        1.000            1.221             16,781

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)..........................................  2006        1.277            1.359                 --
                                                     2005        1.196            1.277            434,982
                                                     2004        1.144            1.196            595,498
                                                     2003        0.901            1.144            327,479
                                                     2002        1.206            0.901             82,566
                                                     2001        1.000            1.206              3,553

  Travelers Equity Income Subaccount (11/01).......  2006        1.360            1.428                 --
                                                     2005        1.326            1.360          2,251,835
                                                     2004        1.229            1.326          2,433,328
                                                     2003        0.955            1.229          1,969,032
                                                     2002        1.130            0.955            718,818
                                                     2001        1.000            1.130             27,813

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Large Cap Subaccount (10/01)...........  2006        1.177            1.212                 --
                                                     2005        1.103            1.177          1,103,383
                                                     2004        1.055            1.103            915,748
                                                     2003        0.862            1.055            794,841
                                                     2002        1.138            0.862            226,191
                                                     2001        1.000            1.138             36,628

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)................................  2006        1.108            1.177                 --
                                                     2005        1.045            1.108                 --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)................................  2006        1.019            1.022                 --
                                                     2005        1.000            1.019             86,058

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)................................  2006        1.053            1.090                 --
                                                     2005        1.000            1.053             78,054

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.086            1.132                 --
                                                     2005        1.017            1.086          3,561,326

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05)...................  2006        1.030            1.049                 --
                                                     2005        1.011            1.030                 --

  Travelers Managed Income Subaccount (10/01)......  2006        1.052            1.041                 --
                                                     2005        1.057            1.052          2,208,312
                                                     2004        1.047            1.057          3,414,689
                                                     2003        0.984            1.047          4,096,730
                                                     2002        0.981            0.984          2,197,709
                                                     2001        1.000            0.981             86,039

  Travelers Mercury Large Cap Core Subaccount
  (12/01)..........................................  2006        1.259            1.336                 --
                                                     2005        1.145            1.259            194,233
                                                     2004        1.006            1.145            273,915
                                                     2003        0.846            1.006            172,694
                                                     2002        1.151            0.846            159,360
                                                     2001        1.000            1.151                614

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers MFS(R) Mid Cap Growth Subaccount
  (6/02)...........................................  2006        0.837            0.885                 --
                                                     2005        0.827            0.837          1,016,433
                                                     2004        0.738            0.827            768,481
                                                     2003        0.549            0.738            783,843
                                                     2002        0.626            0.549            222,429

  Travelers MFS(R) Total Return Subaccount
  (10/01)..........................................  2006        1.271            1.311                 --
                                                     2005        1.258            1.271          9,648,193
                                                     2004        1.150            1.258         10,625,367
                                                     2003        1.005            1.150          9,375,765
                                                     2002        1.081            1.005          4,154,038
                                                     2001        1.000            1.081            348,528

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.169            1.262                 --
                                                     2005        1.119            1.169            108,277
                                                     2004        0.972            1.119                 --

  Travelers Mondrian International Stock Subaccount
  (8/02)...........................................  2006        1.300            1.492                 --
                                                     2005        1.209            1.300            424,780
                                                     2004        1.064            1.209            404,686
                                                     2003        0.843            1.064            261,140
                                                     2002        0.845            0.843             35,971

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.377            1.460                 --
                                                     2005        1.324            1.377             25,462
                                                     2004        1.213            1.324             30,145
                                                     2003        1.000            1.213             22,941

  Travelers Pioneer Mid Cap Value Subaccount
  (6/05)...........................................  2006        1.038            1.092                 --
                                                     2005        1.000            1.038                209

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.112            1.122                 --
                                                     2005        1.092            1.112            176,162
                                                     2004        0.983            1.092              7,354

  Travelers Strategic Equity Subaccount (11/01)....  2006        1.056            1.101                 --
                                                     2005        1.054            1.056            738,970
                                                     2004        0.974            1.054            840,779
                                                     2003        0.749            0.974            875,861
                                                     2002        1.148            0.749            654,693
                                                     2001        1.000            1.148            122,403

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)................................  2006        1.113            1.281                 --
                                                     2005        1.000            1.113                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.109            1.271                 --
                                                     2005        1.005            1.109                 --

  Travelers Van Kampen Enterprise Subaccount
  (11/01)..........................................  2006        1.102            1.143                 --
                                                     2005        1.041            1.102            216,442
                                                     2004        1.021            1.041            216,807
                                                     2003        0.828            1.021             65,519
                                                     2002        1.194            0.828             50,164
                                                     2001        1.000            1.194                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (10/01).......................................  2006        1.046            1.056             41,037
                                                     2005        0.987            1.046            220,369
                                                     2004        0.940            0.987            331,269
                                                     2003        0.752            0.940            350,888
                                                     2002        1.134            0.752            217,610
                                                     2001        1.000            1.134             81,986

Variable Insurance Products Fund
  VIP Contrafund< Subaccount (Service Class)
  (10/01)..........................................  2006        1.628            1.784            962,622
                                                     2005        1.419            1.628          1,117,054
                                                     2004        1.254            1.419            871,719
                                                     2003        0.995            1.254            733,222
                                                     2002        1.119            0.995            494,365
                                                     2001        1.000            1.119             61,062

  VIP Mid Cap Subaccount (Service Class 2) (5/02)..  2006        1.643            1.813          1,263,253
                                                     2005        1.418            1.643          1,771,018
                                                     2004        1.159            1.418          1,933,959
                                                     2003        0.854            1.159          1,521,044
                                                     2002        1.000            0.854            558,775






                         SEPARATE ACCOUNT CHARGES 2.55%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.073               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)..........................................  2006        1.080            1.131               --
                                                     2005        1.049            1.080               --
                                                     2004        1.000            1.049               --

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02).................................  2006        1.101            1.147               --
                                                     2005        1.080            1.101           20,275
                                                     2004        1.000            1.080               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)................................  2006        1.184            1.146               --
                                                     2005        1.057            1.184               --
                                                     2004        1.000            1.057               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (10/01)..........................................  2006        1.237            1.452           13,901
                                                     2005        1.112            1.237               --
                                                     2004        1.000            1.112               --

  American Funds Growth Subaccount (Class 2)
  (10/01)..........................................  2006        1.229            1.320          110,364
                                                     2005        1.085            1.229          111,863
                                                     2004        1.000            1.085              758

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)..........................................  2006        1.097            1.233           44,828
                                                     2005        1.064            1.097           20,129
                                                     2004        1.000            1.064              766

Capital Appreciation Fund
  Capital Appreciation Fund (6/02).................  2006        1.346            1.328               --
                                                     2005        1.168            1.346               --
                                                     2004        1.000            1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02)...........................................  2006        1.344            1.738               --
                                                     2005        1.286            1.344               --
                                                     2004        1.000            1.286               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.198            1.299               --
                                                     2005        1.116            1.198               --
                                                     2004        1.000            1.116               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.200            1.334               --
                                                     2005        1.118            1.200            7,071
                                                     2004        1.000            1.118              740

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.027            1.184               --
                                                     2005        0.984            1.027               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).....................  2006        1.107            1.173              552
                                                     2005        1.084            1.107              554
                                                     2004        1.000            1.084               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.184            1.367               --
                                                     2005        1.099            1.184           12,050
                                                     2004        1.000            1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        1.566            1.955            9,036
                                                     2005        1.260            1.566           10,108
                                                     2004        1.000            1.260           11,772

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)................................  2006        1.240            1.468           98,345
                                                     2005        1.155            1.240          106,151
                                                     2004        1.000            1.155           63,377

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02).................................  2006        1.187            1.409               --
                                                     2005        1.118            1.187           59,083
                                                     2004        1.000            1.118               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (11/01)..................................  2006        1.233            1.362               --
                                                     2005        1.129            1.233               --
                                                     2004        1.000            1.129               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.140            1.269               --
                                                     2005        1.125            1.140           85,885
                                                     2004        1.000            1.125           64,090

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (10/01).......  2006        0.987            1.135               --
                                                     2005        1.015            0.987               --
                                                     2004        1.000            1.015               --

  LMPIS Premier Selections All Cap Growth
  Subaccount (12/01)...............................  2006        1.062            1.112               --
                                                     2005        1.025            1.062               --
                                                     2004        1.000            1.025               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (11/01)..........................................  2006        1.194            1.314               --
                                                     2005        1.168            1.194               --
                                                     2004        1.000            1.168               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)......  2006        1.071            1.233               --
                                                     2005        1.056            1.071               --
                                                     2004        1.000            1.056               --

  LMPVPI Investors Subaccount (Class I) (10/01)....  2006        1.120            1.291               --
                                                     2005        1.078            1.120               --
                                                     2004        1.000            1.078               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/01)..........................................  2006        1.191            1.309               --
                                                     2005        1.165            1.191               --
                                                     2004        1.000            1.165               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/01)..........  2006        1.073            1.201               --
                                                     2005        1.055            1.073               --
                                                     2004        1.000            1.055               --

  LMPVPII Diversified Strategic Income Subaccount
  (10/01)..........................................  2006        1.069            1.098               --
                                                     2005        1.069            1.069               --
                                                     2004        1.000            1.069               --

  LMPVPII Equity Index Subaccount (Class II)
  (10/01)..........................................  2006        1.086            1.219               --
                                                     2005        1.069            1.086               --
                                                     2004        1.000            1.069               --

  LMPVPII Fundamental Value Subaccount (10/01).....  2006        1.079            1.229               --
                                                     2005        1.057            1.079               --
                                                     2004        1.000            1.057               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.995            1.009               --
                                                     2005        0.997            0.995               --
                                                     2004        1.000            0.997               --

  LMPVPIII Aggressive Growth Subaccount (10/01)....  2006        1.159            1.229               --
                                                     2005        1.065            1.159               --
                                                     2004        1.000            1.065               --

  LMPVPIII High Income Subaccount (10/01)..........  2006        1.084            1.172               --
                                                     2005        1.083            1.084               --
                                                     2004        1.000            1.083               --

  LMPVPIII International All Cap Growth Subaccount
  (11/01)..........................................  2006        1.257            1.542               --
                                                     2005        1.154            1.257               --
                                                     2004        1.000            1.154               --

  LMPVPIII Large Cap Growth Subaccount (10/01).....  2006        1.014            1.034               --
                                                     2005        0.989            1.014               --
                                                     2004        1.000            0.989               --

  LMPVPIII Large Cap Value Subaccount (11/01)......  2006        1.121            1.293               --
                                                     2005        1.080            1.121               --
                                                     2004        1.000            1.080               --

  LMPVPIII Mid Cap Core Subaccount (10/01).........  2006        1.154            1.292               --
                                                     2005        1.093            1.154               --
                                                     2004        1.000            1.093               --

  LMPVPIII Money Market Subaccount (10/01).........  2006        0.995            1.014               --
                                                     2005        0.992            0.995               --
                                                     2004        1.000            0.992               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02).........................  2006        1.065            1.179          103,493
                                                     2005        1.038            1.065          101,872
                                                     2004        1.000            1.038               --

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (10/02).................  2006        1.047            1.128               --
                                                     2005        1.030            1.047               --
                                                     2004        1.000            1.030               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).....................  2006        1.107            1.243               --
                                                     2005        1.065            1.107               --
                                                     2004        1.000            1.065               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02).........................  2006        1.041            1.140               --
                                                     2005        1.032            1.041               --
                                                     2004        1.000            1.032               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.106            1.264               --
                                                     2005        1.098            1.106            7,639
                                                     2004        1.000            1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.223            1.338           76,096
                                                     2005        1.159            1.223           77,371
                                                     2004        1.000            1.159           63,332

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.298            1.366           64,367

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.263            1.337               --

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.398            1.531               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.328            1.353               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.069           43,746

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.065               --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.185            1.164               --

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.272            1.255               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.258            1.381           57,453

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.212               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.193            1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.085            1.134               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.122            1.155               --

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.022          116,093

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.136            1.102               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.003            1.034               --

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/06).................................  2006        1.126            1.150               --

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.140            1.148               --

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.174            1.197               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.054           30,598

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.043               --

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.048          286,616

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.053          224,275

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.131            1.201           48,342

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.044           36,993

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.061            1.042           69,629
                                                     2005        1.066            1.061           64,499
                                                     2004        1.000            1.066           60,172

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01)...................................  2006        1.042            1.055              288
                                                     2005        1.043            1.042              261
                                                     2004        1.000            1.043              249

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)..........................................  2006        1.114            1.206               --
                                                     2005        1.066            1.114               --
                                                     2004        1.000            1.066               --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)......................................  2006        1.266            1.577               --
                                                     2005        1.158            1.266               --
                                                     2004        1.000            1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)..........................................  2006        1.243            1.422           12,587
                                                     2005        1.192            1.243           16,915
                                                     2004        1.000            1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)..........................................  2006        1.117            1.185               --
                                                     2005        1.053            1.117               --
                                                     2004        1.000            1.053               --

  Travelers Equity Income Subaccount (11/01).......  2006        1.121            1.174               --
                                                     2005        1.101            1.121               --
                                                     2004        1.000            1.101               --

  Travelers Large Cap Subaccount (10/01)...........  2006        1.110            1.140               --
                                                     2005        1.047            1.110               --
                                                     2004        1.000            1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)................................  2006        1.103            1.169               --
                                                     2005        1.044            1.103           26,398

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)................................  2006        1.015            1.015               --
                                                     2005        1.000            1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)................................  2006        1.049            1.083               --
                                                     2005        1.000            1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.081            1.124               --
                                                     2005        1.017            1.081          456,630

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05)...................  2006        1.026            1.043               --
                                                     2005        1.010            1.026               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Managed Income Subaccount (10/01)......  2006        1.016            1.003               --
                                                     2005        1.028            1.016               --
                                                     2004        1.000            1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)..........................................  2006        1.227            1.298               --
                                                     2005        1.123            1.227           79,209
                                                     2004        1.000            1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (6/02)...........................................  2006        1.077            1.136               --
                                                     2005        1.072            1.077               --
                                                     2004        1.000            1.072               --

  Travelers MFS(R) Total Return Subaccount
  (10/01)..........................................  2006        1.099            1.131               --
                                                     2005        1.095            1.099           82,443
                                                     2004        1.000            1.095              983

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.168            1.258               --
                                                     2005        1.125            1.168               --
                                                     2004        1.000            1.125               --

  Travelers Mondrian International Stock Subaccount
  (8/02)...........................................  2006        1.221            1.398               --
                                                     2005        1.144            1.221               --
                                                     2004        1.000            1.144               --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.128            1.193               --
                                                     2005        1.092            1.128               --
                                                     2004        1.000            1.092               --

  Travelers Pioneer Mid Cap Value Subaccount
  (6/05)...........................................  2006        1.034            1.085               --
                                                     2005        1.000            1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.114            1.122               --
                                                     2005        1.103            1.114               --
                                                     2004        1.000            1.103               --

  Travelers Strategic Equity Subaccount (11/01)....  2006        1.091            1.135               --
                                                     2005        1.097            1.091               --
                                                     2004        1.000            1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)................................  2006        1.109            1.272               --
                                                     2005        1.000            1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.104            1.263               --
                                                     2005        1.004            1.104               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                     MAN-     DISTRIBUTION                        TOTAL
                                                     AGE-        AND/OR                           ANNUAL
                                                     MENT       SERVICE           OTHER         OPERATING
UNDERLYING FUND:                                      FEE     (12b-1) FEES       EXPENSES        EXPENSES
----------------                                     ----  -----------------  -------------  ---------------
                                                      NET
                                                     TOT-
                                                      AL
                                                     ANN-
                                                      UAL
                                                     OPE-
                                                     RAT-
                  CONTRACTUAL FEE                     ING
                       WAIVER                        EXP-
                   AND/OR EXPENSE                    ENS-
                   REIMBURSEMENT                      ES*
---------------------------------------------------  ----


  Travelers Van Kampen Enterprise Subaccount
  (11/01)..........................................  2006        1.088            1.126               --
                                                     2005        1.035            1.088               --
                                                     2004        1.000            1.035               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (10/01).......................................  2006        1.113            1.116               --
                                                     2005        1.058            1.113               --
                                                     2004        1.000            1.058               --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class)
  (10/01)..........................................  2006        1.260            1.371               --
                                                     2005        1.106            1.260               --
                                                     2004        1.000            1.106               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)..  2006        1.410            1.546           26,678
                                                     2005        1.226            1.410           46,585
                                                     2004        1.000            1.226           19,636




---------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.




The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.



Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                                   APPENDIX C

--------------------------------------------------------------------------------


ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:


Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each Underlying Fund and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.


UNDERLYING FUND NAME CHANGES



                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Capital and
     Discipline Portfolio -- Balanced All Cap       Income Portfolio -- Class II
     Growth and Value Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Janus Capital Appreciation                     Janus Forty Portfolio -- Class A
     Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
  INC.                                           INC.
  Legg Mason Partners Variable International     Legg Mason Partners Variable International
     All Cap Growth Portfolio                       All Cap Opportunity Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST               VAN KAMPEN LIFE INSURANCE TRUST
  Emerging Growth Portfolio                      Strategic Growth Portfolio




UNDERLYING FUND MERGERS/REORGANIZATIONS


The following former Underlying Funds were merged with and into the new Underlying Funds and/or were reorganized into a new trust.




         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS INVESTMENT SERIES          LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Dividend        Legg Mason Partners Variable Dividend
     Strategy Portfolio                             Strategy Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES          LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
                                                 INC.
  Legg Mason Partners Variable Premier         Legg Mason Partners Variable Aggressive
     Selections All Cap                          Growth Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  INC.
  Legg Mason Partners Variable All Cap         Legg Mason Partners Variable Fundamental
     Portfolio -- Class I                           Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Investors       Legg Mason Partners Variable Investors
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Small Cap       Legg Mason Partners Variable Small Cap Growth
     Growth Portfolio                               Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Appreciation    Legg Mason Partners Variable Appreciation
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable Diversified     Legg Mason Partners Variable Diversified
     Strategic Income Portfolio                     Strategic Income Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Equity Index    Legg Mason Partners Variable Equity Index
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Fundamental     Legg Mason Partners Variable Fundamental
     Value Portfolio                                Value Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Adjustable      Legg Mason Partners Variable Adjustable Rate
     Rate Income Portfolio                          Income Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Aggressive      Legg Mason Partners Variable Aggressive
     Growth Portfolio                               Growth Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable International   Legg Mason Partners Variable International
     All Cap Opportunity Portfolio                  All Cap Opportunity Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable High Income     Legg Mason Partners Variable High Income
     Portfolio                                      Portfolio

         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Large Cap       Legg Mason Partners Variable Large Cap Growth
     Growth Portfolio                               Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Mid Cap Core    Legg Mason Partners Variable Mid Cap Core
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Money Market    Legg Mason Partners Variable Money Market
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Capital and     Legg Mason Partners Variable Capital and
     Income Portfolio                               Income Portfolio
LEGG MASON VARIABLE PORTFOLIOS IV              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple        Legg Mason Partners Variable Multiple
     Discipline Portfolio -- All Cap Growth         Discipline Portfolio -- All Cap Growth
     and Value                                      and Value
LEGG MASON VARIABLE PORTFOLIOS IV              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple        Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Large Cap Growth       Discipline Portfolio -- Large Cap Growth
     and Value                                      and Value
LEGG MASON VARIABLE PORTFOLIOS IV              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple        Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Global All Cap         Discipline Portfolio -- Global All Cap
     Growth and Value                               Growth and Value
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V      LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,
                                                 INC.
  Legg Mason Partners Variable Small Cap       Legg Mason Partners Variable Small Cap Growth
     Growth Opportunities Portfolio                 Portfolio -- Class I
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Pioneer Mid-Cap Value Portfolio -- Class A   Lazard Mid-Cap Portfolio -- Class B




UNDERLYING FUND SUBSTITUTIONS


The following new Underlying Funds were substituted for the former Underlying Funds.




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


AIM VARIABLE INSURANCE FUNDS                   MET INVESTORS SERIES TRUST
  AIM V.I. Capital Appreciation                Met/AIM Capital Appreciation
     Fund -- Series I                               Portfolio -- Class A
LAZARD RETIREMENT SERIES, INC.                 MET INVESTORS SERIES TRUST
  Lazard Retirement Small Cap                  Third Avenue Small Cap Value
     Portfolio -- Service Shares                    Portfolio -- Class B
LORD ABBETT SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Lord Abbett Series Growth and Income         Lord Abbett Growth and Income
     Portfolio -- Class VC                          Portfolio -- Class B
LORD ABBETT SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Lord Abbett Series Mid Cap Value             Lord Abbett Mid-Cap Value Portfolio -- Class
     Portfolio -- Class VC                          B
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
Mercury Large-Cap Core Portfolio               BlackRock Large-Cap Core Portfolio
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  Real Return Portfolio -- Administrative      PIMCO Inflation Protected Bond
     Class                                          Portfolio -- Class A
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT International Equity               MFS(R) Research International
     Fund -- Class IB                               Portfolio -- Class B
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT Small Cap Value Fund -- Class IB   Third Avenue Small Cap Value
                                                    Portfolio -- Class B




UNDERLYING FUND SHARE CLASS EXCHANGE


The following former Underlying Fund share class was exchanged into the new Underlying Fund share class.






      FORMER UNDERLYING FUND SHARE CLASS              NEW UNDERLYING FUND SHARE CLASS
---------------------------------------------  ---------------------------------------------


MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core Portfolio -- Class  BlackRock Large-Cap Core Portfolio -- Class E
     A

                                   APPENDIX D

--------------------------------------------------------------------------------


                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.


The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.


Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.


Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS


You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.



Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX E

--------------------------------------------------------------------------------




               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated April 30, 2007 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-04-08-81-82-83, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-04-08-81-82-83.


Name: -------------------------------------------------

Address: ----------------------------------------------


CHECK BOX:


[ ] MIC-Book-04-08-81-82-83

[ ] MLAC-Book-04-08-81-82-83

               PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY PROSPECTUS:


           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



This prospectus describes PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after April 30, 2007 are:








AMERICAN FUNDS INSURANCE SERIES -- CLASS 2         Lazard Mid-Cap Portfolio -- Class B
  American Funds Global Growth Fund                Legg Mason Partners Managed Assets
  American Funds Growth Fund                          Portfolio -- Class A
  American Funds Growth-Income Fund                Lord Abbett Bond Debenture
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL           Portfolio -- Class A
  SHARES                                           Lord Abbett Growth and Income
  Dreyfus Variable Investment                         Portfolio -- Class B
     Fund -- Appreciation Portfolio                Lord Abbett Mid-Cap Value
  Dreyfus Variable Investment                         Portfolio -- Class B
     Fund -- Developing Leaders Portfolio          Met/AIM Capital Appreciation
FIDELITY(R) VARIABLE INSURANCE                        Portfolio -- Class A
  PRODUCTS -- SERVICE CLASS 2                      Met/AIM Small Cap Growth Portfolio -- Class
  VIP Contrafund(R) Portfolio                         A
  VIP Mid Cap Portfolio                            MFS(R) Value Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Neuberger Berman Real Estate
  TRUST -- CLASS 2                                    Portfolio -- Class A
  Templeton Developing Markets Securities          PIMCO Inflation Protected Bond
     Fund                                             Portfolio -- Class A
  Templeton Foreign Securities Fund                Pioneer Fund Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               Pioneer Strategic Income Portfolio -- Class
  Global Technology Portfolio                         A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Third Avenue Small Cap Value
  Legg Mason Partners Variable Aggressive             Portfolio -- Class B
     Growth Portfolio -- Class I                 METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Appreciation        BlackRock Aggressive Growth
     Portfolio -- Class I                             Portfolio -- Class D
  Legg Mason Partners Variable Equity Index        BlackRock Bond Income Portfolio -- Class A
     Portfolio -- Class II                         BlackRock Money Market Portfolio -- Class A
  Legg Mason Partners Variable Fundamental         FI Large Cap Portfolio -- Class A
     Value Portfolio -- Class I                    FI Value Leaders Portfolio -- Class D
  Legg Mason Partners Variable Investors           MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class I                          Oppenheimer Global Equity
  Legg Mason Partners Variable Large Cap              Portfolio -- Class B
     Growth Portfolio -- Class I                   Western Asset Management U.S. Government
  Legg Mason Partners Variable Small Cap              Portfolio -- Class A
     Growth Portfolio -- Class I                 PIMCO VARIABLE INSURANCE
  Legg Mason Partners Variable Social              TRUST -- ADMINISTRATIVE CLASS
     Awareness Portfolio                           Total Return Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST        VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
  Legg Mason Partners Variable Adjustable          Comstock Portfolio
     Rate Income Portfolio
MET INVESTORS SERIES TRUST                       METROPOLITAN SERIES FUND, INC. -- ASSET
  Batterymarch Mid-Cap Stock                       ALLOCATION PORTFOLIOS -- CLASS B
     Portfolio -- Class A                          MetLife Aggressive Allocation Portfolio
  BlackRock High Yield Portfolio -- Class A        MetLife Conservative Allocation Portfolio
  BlackRock Large-Cap Core Portfolio -- Class      MetLife Conservative to Moderate Allocation
     E                                                Portfolio
  Dreman Small-Cap Value Portfolio -Class A        MetLife Moderate Allocation Portfolio
  Harris Oakmark International                     MetLife Moderate to Aggressive Allocation
     Portfolio -- Class A                             Portfolio
  Janus Forty Portfolio -- Class A





Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.



The Contract, certain Contract features and/or some of the funding options may not be available in all states.



This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2007. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-874-1225 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                         PROSPECTUS DATED APRIL 30, 2007

                                TABLE OF CONTENTS





Glossary................................      3
Summary.................................      4
Fee Table...............................      8
Condensed Financial Information.........     13
The Annuity Contract....................     13
  Contract Owner Inquiries..............     14
  Purchase Payments.....................     14
  Accumulation Units....................     15
  The Variable Funding Options..........     15
The Fixed Account.......................     20
Charges and Deductions..................     20
  General...............................     20
  Withdrawal Charge.....................     21
  Free Withdrawal Allowance.............     21
  Transfer Charge.......................     21
  Administrative Charges................     21
  Mortality and Expense Risk Charge.....     22
  Variable Liquidity Benefit Charge.....     22
  Enhanced Stepped-Up Provision Charge..     22
  Guaranteed Minimum Withdrawal Benefit
     Charge.............................     22
  Variable Funding Option Expenses......     22
  Premium Tax...........................     23
  Changes in Taxes Based upon Premium or
     Value..............................     23
Transfers...............................     23
  Market Timing/Excessive Trading.......     23
  Dollar Cost Averaging.................     25
Access to Your Money....................     26
  Systematic Withdrawals................     26
Ownership Provisions....................     27
  Types of Ownership....................     27
     Contract Owner.....................     27
     Beneficiary........................     27
     Annuitant..........................     27
Death Benefit...........................     28
  Death Proceeds before the Maturity
     Date...............................     28
  Enhanced Stepped-Up Provision.........     28
  Payment of Proceeds...................     29
  Spousal Contract Continuance..........     31
  Beneficiary Contract Continuance......     31
  Planned Death Benefit.................     32
  Death Proceeds after Maturity Date....     32
Living Benefits.........................     32
  Guaranteed Minimum Withdrawal
     Benefit............................     32
The Annuity Period......................     38
  Maturity Date.........................     38
  Allocation of Annuity.................     38
  Variable Annuity......................     38
  Fixed Annuity.........................     39
Payment Options.........................     39
  Election of Options...................     39
  Annuity Options.......................     39
  Variable Liquidity Benefit............     40
Miscellaneous Contract Provisions.......     40
  Right to Return.......................     40
  Termination...........................     40
  Required Reports......................     40
  Suspension of Payments................     41
The Separate Accounts...................     41
  Performance Information...............     41
Federal Tax Considerations..............     42
  General Taxation of Annuities.........     42
  Types of Contracts: Qualified and Non-
     qualified..........................     43
  Qualified Annuity Contracts...........     43
     Taxation of Qualified Annuity
       Contracts........................     43
     Mandatory Distributions for
       Qualified Plans..................     43
     Individual Retirement Annuities....     44
     Roth IRAs..........................     45
     TSAs (ERISA and non-ERISA).........     45
  Non-qualified Annuity Contracts.......     47
  Diversification Requirements for
     Variable Annuities.................     48
     Ownership of the Investments.......     48
     Taxation of Death Benefit
       Proceeds.........................     48
  Other Tax Considerations..............     48
     Treatment of Charges for Optional
       Benefits.........................     48
     Puerto Rico Tax Considerations.....     49
     Non-Resident Aliens................     49
     Tax Credits and Deductions.........     49
Other Information.......................     50
  The Insurance Companies...............     50
  Financial Statements..................     50
  Distribution of Variable Annuity
     Contracts..........................     50
  Conformity with State and Federal
     Laws...............................     52
  Voting Rights.........................     52
  Restrictions on Financial
     Transactions.......................     52
  Legal Proceedings.....................     52
Appendix A: Condensed Financial
  Information: MetLife of CT Separate
  Account Nine for Variable Annuities...    A-1
Appendix B: Condensed Financial
  Information: MetLife of CT Separate
  Account Ten for Variable Annuities....    B-1
Appendix C: Additional Information
  Regarding Underlying Funds:...........    C-1
Appendix D: The Fixed Account...........    D-1
Appendix E: Contents of the Statement of
  Additional Information................    E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 990014, Hartford, CT 06199-0014. For Purchase Payments and (if applicable) loan repayments, our Home Office address is:
MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.


PAYMENT OPTION -- an annuity option elected under your Contract.


PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 408A of the Code.


SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.


YOU, YOUR -- "You" is, the Contract Owner, and a natural person, a trust established for the benefit of a natural person, or a charitable remainder trust.

                                    SUMMARY:

                     PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.


You may only purchase a contract in states where the Contract has been approved for sale. The Contract and/or certain optional benefits may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.


The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.



You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.



The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" section for more information.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.


CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.



You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.



WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.70%. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.


We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after three full years.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").



HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.


     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to them in a lump sum.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES



WITHDRAWAL CHARGE.......................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)





TRANSFER CHARGE.........................................   $10(2)
(assessed on transfers that exceed 12 per year)





VARIABLE LIQUIDITY BENEFIT CHARGE.......................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                1 years               6%
         1 years                2 years               5%
         2 years                3 years               4%
        3 + years                                     0%


---------
(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:


   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                1 years               6%
         1 years                2 years               5%
         2 years                3 years               4%
        3 + years                                     0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:





Mortality and Expense Risk Charge...........................................    1.70%(5)
Administrative Expense Charge...............................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED....    1.85%
Optional E.S.P. Charge......................................................    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.............    2.05%
Optional GMWB I Charge (maximum upon reset).................................    1.00%(6)
Optional GMWB II Charge (maximum upon reset)................................    1.00%(6)
Optional GMWB III Charge....................................................    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.............    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED............    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...........    2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED.......    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED......    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.....    2.30%



---------

(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc. 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust, an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust an amount equal to the underlying fund expenses that are in excess of 0.91% for the Subaccount investing in the Capital Guardian U.S. Equity Portfolio of the Metropolitan Series Fund, Inc., an amount equal to the underlying fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio of the Met Investors Series Trust, and an amount equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust.

(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2006 (unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-874-1225.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES




                                                                        MINIMUM   MAXIMUM
                                                                        -------   -------


TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)...........................................................   0.38%     1.72%

UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)






                                                     DISTRIBUTION                  TOTAL      CONTRACTUAL FEE        NET TOTAL
                                                        AND/OR                     ANNUAL          WAIVER             ANNUAL
                                       MANAGEMENT       SERVICE        OTHER     OPERATING     AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                           FEE       (12b-1) FEES    EXPENSES     EXPENSES     REIMBURSEMENT         EXPENSES*
----------------                      ------------  --------------  ----------  -----------  -----------------  ------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth
     Fund -- Class 2................      0.55%          0.25%         0.03%       0.83%             --         0.83%
  American Funds Growth
     Fund -- Class 2................      0.32%          0.25%         0.02%       0.59%             --         0.59%
  American Funds Growth-Income
     Fund -- Class 2................      0.27%          0.25%         0.01%       0.53%             --         0.53%
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus Variable Investment
     Fund -- Appreciation
     Portfolio -- Initial Shares....      0.75%            --          0.07%       0.82%             --         0.82%
  Dreyfus Variable Investment
     Fund -- Developing Leaders
     Portfolio -- Initial Shares....      0.75%            --          0.07%       0.82%             --         0.82%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  VIP Contrafund(R)
     Portfolio -- Service Class 2...      0.57%          0.25%         0.09%       0.91%             --         0.91%
  VIP Dynamic Capital Appreciation
     Portfolio -- Service Class 2+..      0.56%          0.25%         0.24%       1.05%             --         1.05%
  VIP Mid Cap Portfolio -- Service
     Class 2........................      0.57%          0.25%         0.11%       0.93%             --         0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Templeton Developing Markets
     Securities Fund -- Class 2.....      1.23%          0.25%         0.24%       1.72%             --         1.72%
  Templeton Foreign Securities
     Fund -- Class 2................      0.63%          0.25%         0.18%       1.06%           0.03%        1.03%(1)
JANUS ASPEN SERIES
  Global Life Sciences
     Portfolio -- Service Shares+...      0.64%          0.25%         0.46%       1.35%             --         1.35%
  Global Technology
     Portfolio -- Service Shares....      0.64%          0.25%         0.21%       1.10%             --         1.10%(2)(14)
  Worldwide Growth
     Portfolio -- Service Shares+...      0.60%          0.25%         0.05%       0.90%             --         0.90%(2)
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++.........      0.75%            --          0.02%       0.77%             --         0.77%
  Legg Mason Partners Variable
     Appreciation Portfolio -- Class
     I..............................      0.70%            --          0.02%       0.72%             --         0.72%(3)
  Legg Mason Partners Variable
     Equity Index Portfolio -- Class
     II.............................      0.31%          0.25%         0.03%       0.59%             --         0.59%
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I...........      0.75%            --          0.02%       0.77%             --         0.77%
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I..............................      0.65%            --          0.07%       0.72%             --         0.72%
  Legg Mason Partners Variable Large
     Cap Growth Portfolio -- Class
     I++............................      0.75%            --          0.04%       0.79%             --         0.79%
  Legg Mason Partners Variable Small
     Cap Growth Portfolio -- Class
     I..............................      0.75%            --          0.21%       0.96%             --         0.96%
  Legg Mason Partners Variable
     Social Awareness Portfolio++...      0.66%            --          0.12%       0.78%             --         0.78%
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++....................      0.55%          0.25%         0.22%       1.02%             --         1.02%
MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Stock
     Portfolio -- Class A...........      0.70%            --          0.11%       0.81%             --         0.81%(4)(15)
  BlackRock High Yield
     Portfolio -- Class A...........      0.60%            --          0.32%       0.92%             --         0.92%(4)(5)(15)
  BlackRock Large-Cap Core
     Portfolio -- Class E...........      0.63%          0.15%         0.22%       1.00%             --         1.00%(4)(5)(6)(15)
  Dreman Small-Cap Value
     Portfolio -- Class A...........      0.82%            --          0.37%       1.19%           0.09%        1.10%(4)(7)(15)
  Harris Oakmark International
     Portfolio -- Class A...........      0.78%            --          0.13%       0.91%             --         0.91%(4)(15)
  Janus Forty Portfolio -- Class A..      0.65%            --          0.06%       0.71%             --         0.71%(4)(15)
  Lazard Mid-Cap Portfolio -- Class
     B..............................      0.70%          0.25%         0.06%       1.01%             --         1.01%(4)(15)
  Legg Mason Partners Managed Assets
     Portfolio -- Class A...........      0.50%            --          0.11%       0.61%             --         0.61%(4)(15)
  Lord Abbett Bond Debenture
     Portfolio -- Class A...........      0.50%            --          0.04%       0.54%             --         0.54%(4)

                                                     DISTRIBUTION                  TOTAL      CONTRACTUAL FEE        NET TOTAL
                                                        AND/OR                     ANNUAL          WAIVER             ANNUAL
                                       MANAGEMENT       SERVICE        OTHER     OPERATING     AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                           FEE       (12b-1) FEES    EXPENSES     EXPENSES     REIMBURSEMENT         EXPENSES*
----------------                      ------------  --------------  ----------  -----------  -----------------  ------------------

  Lord Abbett Growth and Income
     Portfolio -- Class B...........      0.50%          0.25%         0.03%       0.78%             --         0.78%(4)
  Lord Abbett Mid-Cap Value
     Portfolio -- Class B...........      0.68%          0.25%         0.07%       1.00%             --         1.00%(4)
  Met/AIM Capital Appreciation
     Portfolio -- Class A++.........      0.77%            --          0.09%       0.86%             --         0.86%(4)(5)(8)(15)
  Met/AIM Small Cap Growth
     Portfolio -- Class A...........      0.87%            --          0.06%       0.93%             --         0.93%(4)(5)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A++.........      1.04%            --          0.29%       1.33%           0.03%        1.30%(4)(7)(9)
  MFS(R) Research International
     Portfolio -- Class B+..........      0.72%          0.25%         0.14%       1.11%             --         1.11%(4)
  MFS(R) Value Portfolio -- Class
     A..............................      0.73%            --          0.23%       0.96%             --         0.96%(4)(5)(15)
  Neuberger Berman Real Estate
     Portfolio -- Class A...........      0.64%            --          0.04%       0.68%             --         0.68%(4)
  PIMCO Inflation Protected Bond
     Portfolio -- Class A...........      0.50%            --          0.05%       0.55%             --         0.55%(4)
  Pioneer Fund Portfolio -- Class
     A..............................      0.75%            --          0.30%       1.05%           0.05%        1.00%(4)(7)(15)
  Pioneer Strategic Income
     Portfolio -- Class A++.........      0.70%            --          0.12%       0.82%             --         0.82%(4)(5)(8)(15)
  Third Avenue Small Cap Value
     Portfolio -- Class B...........      0.74%          0.25%         0.04%       1.03%             --         1.03%(4)
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D...........      0.72%          0.10%         0.06%       0.88%             --         0.88%
  BlackRock Bond Income
     Portfolio -- Class A...........      0.39%            --          0.07%       0.46%           0.01%        0.45%(10)
  BlackRock Money Market
     Portfolio -- Class A...........      0.34%            --          0.04%       0.38%           0.01%        0.37%(11)
  Capital Guardian U.S. Equity
     Portfolio -- Class A++.........      0.66%            --          0.06%       0.72%             --         0.72%
  FI Large Cap Portfolio -- Class
     A..............................      0.78%            --          0.06%       0.54%             --         0.84%(12)
  FI Value Leaders
     Portfolio -- Class D...........      0.64%          0.10%         0.07%       0.81%             --         0.81%
  MFS(R) Total Return
     Portfolio -- Class F...........      0.53%          0.20%         0.05%       0.78%             --         0.78%(12)
  Oppenheimer Global Equity
     Portfolio -- Class B...........      0.53%          0.25%         0.09%       0.87%             --         0.87%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+..........      0.60%          0.25%         0.08%       0.93%             --         0.93%
  Western Asset Management U.S.
     Government Portfolio -- Class
     A..............................      0.50%            --          0.07%       0.57%             --         0.57%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Main Street
     Fund(R)/VA -- Service
     Shares++.......................      0.66%          0.25%         0.01%       0.92%             --         0.92%
PIMCO VARIABLE INSURANCE TRUST
  Total Return
     Portfolio -- Administrative
     Class..........................      0.25%            --          0.40%       0.65%             --         0.65%
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth
     Fund -- Class IB Shares+.......      0.70%          0.25%         0.55%       1.50%             --         1.50%
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio -- Class II....      0.56%          0.25%         0.03%       0.84%             --         0.84%
  Enterprise Portfolio -- Class
     II+............................      0.50%          0.25%         0.18%       0.93%             --         0.93%






                                                                                                                 NET TOTAL ANNUAL
                                              DISTRIBUTION               TOTAL    CONTRACTUAL FEE   NET TOTAL   OPERATING EXPENSES
                                                 AND/OR                  ANNUAL        WAIVER         ANNUAL         INCLUDING
                                 MANAGEMENT      SERVICE       OTHER   OPERATING   AND/OR EXPENSE   OPERATING     UNDERLYING FUND
UNDERLYING FUND:                     FEE      (12b-1) FEES   EXPENSES   EXPENSES   REIMBURSEMENT    EXPENSES*        EXPENSES*
----------------                 ----------  --------------  --------  ---------  ---------------  -----------  ------------------


METROPOLITAN SERIES FUND,
  INC. -- ASSET ALLOCATION
  PORTFOLIOS
  MetLife Aggressive Allocation
     Portfolio -- Class B......     0.10%         0.25%        0.07%     0.42%         0.07%          0.35%          1.10%(13)
  MetLife Conservative
     Allocation
     Portfolio -- Class B......     0.10%         0.25%        0.09%     0.44%         0.09%          0.35%          0.96%(13)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B......     0.10%         0.25%        0.02%     0.37%         0.02%          0.35%          1.00%(13)

                                                                                                                 NET TOTAL ANNUAL
                                              DISTRIBUTION               TOTAL    CONTRACTUAL FEE   NET TOTAL   OPERATING EXPENSES
                                                 AND/OR                  ANNUAL        WAIVER         ANNUAL         INCLUDING
                                 MANAGEMENT      SERVICE       OTHER   OPERATING   AND/OR EXPENSE   OPERATING     UNDERLYING FUND
UNDERLYING FUND:                     FEE      (12b-1) FEES   EXPENSES   EXPENSES   REIMBURSEMENT    EXPENSES*        EXPENSES*
----------------                 ----------  --------------  --------  ---------  ---------------  -----------  ------------------

  MetLife Moderate Allocation
     Portfolio -- Class B......     0.10%         0.25%        0.01%     0.36%         0.01%          0.35%          1.05%(13)
  MetLife Moderate to
     Aggressive Allocation
     Portfolio -- Class B......     0.10%         0.25%        0.01%     0.36%         0.01%          0.35%          1.10%(13)



---------

* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus, or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+ Not available under all Contracts. Availability depends on Contract issue date.


++ Closed to new investment except under dollar cost averaging and rebalancing programs in existence at the time of closing.


++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2006.



NOTES


(1) Other Expenses include 0.03% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year. The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).


(2) The Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table above. Any such adjustment to this fee rate commenced February 2007 and may increase or decrease the management fee rate shown in the table by a variable of up to 0.15%, assuming constant assets. The management fee rate could be even higher or lower than this range, however, depending on asset fluctuations during the measuring period. Because a fee waiver will have a positive effect upon the Portfolio's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.


(3) Other expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.


(4) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.


(5) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.


(6) This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of the Class A shares of the Portfolio.


(7) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses, excluding 12b-1 fees, to 1.10% for Dreman Small-Cap Value Portfolio, 1.30% for MFS(R) Emerging Markets Equity Portfolio and 1.00% for Pioneer Fund Portfolio.


(8) Effective November 1, 2006, the Portfolio's fiscal year end has been changed from October 31 to December 31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.


(9) The fees and expenses shown in the table are annualized, based on the Portfolio's May 1, 2006 start date.


(10) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.


(11) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.


(12) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(13) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.61% for the MetLife Conservative Allocation Portfolio, 0.65% for the MetLife Conservative to Moderate Allocation Portfolio, 0.70% for the MetLife Moderate Allocation Portfolio, 0.75% for the MetLife Moderate to Aggressive Allocation Portfolio and 0.75% for the MetLife Aggressive Strategy Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.05% for the MetLife Conservative Allocation Portfolio, 1.02% for the MetLife Conservative to Moderate Allocation Portfolio, 1.07% for the MetLife Moderate Allocation Portfolio, 1.11% for the MetLife Moderate to Aggressive Allocation Portfolio and 1.18% for the MetLife Aggressive Strategy Portfolio. Contract and Policy Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Contract or Policy Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)


(14) Other expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio increased during the preceding fiscal year.


(15) Other expenses have been restated to reflect the current Met Investors Series Trust fee schedule as if that schedule had applied to the Portfolio for the entire fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge for the Guaranteed Minimum Withdrawal Benefit
(GMWB) applies.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies in all Contract Years).



                                                IF CONTRACT IS SURRENDERED AT THE           IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:                 ANNUITIZED AT END OF PERIOD SHOWN:
                                            ----------------------------------------    ----------------------------------------
FUNDING OPTION                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------                              ------    -------    -------    --------    ------    -------    -------    --------


Underlying Fund with Maximum Total
Annual Operating Expenses...............     $1083     $1789      $2416       $4840      $483      $1449      $2416       $4840
Underlying Fund with Minimum Total
Annual Operating Expenses...............       950      1399       1784        3668       350       1059       1784        3668





                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


Portfolio Architect 3 Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                      ANNUITANT ON THE CONTRACT/RIDER DATE
------------------------------------------------------    -----------------------------------------------


Annual Step-Up Death Benefit                                                   Age 80
Enhanced Stepped-Up Provision (E.S.P.)                                         Age 75



Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-874-1225.


PURCHASE PAYMENTS


Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.



We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")





We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.



We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.




PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur in promoting, marketing, and administering the Contracts and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of the Contracts")



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-874-1225 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:



             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth     Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth            Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth-Income     Seeks both capital appreciation    Capital Research and Management
     Fund -- Class 2               and income.                        Company
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus Variable Investment      Seeks long-term capital growth     The Dreyfus Corporation
     Fund -- Appreciation          consistent with the preservation   Subadviser: Fayez Sarofim & Co.
     Portfolio -- Initial Shares   of capital.  Its secondary goal
                                   is current income.
  Dreyfus Variable Investment      Seeks capital growth.              The Dreyfus Corporation
     Fund -- Developing Leaders
     Portfolio -- Initial Shares
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  VIP Contrafund(R)                Seeks long-term capital            Fidelity Management & Research
     Portfolio -- Service Class 2  appreciation.                      Company
  VIP Dynamic Capital              Seeks capital appreciation.        Fidelity Management & Research
     Appreciation                                                     Company
     Portfolio -- Service Class
     2+
  VIP Mid Cap                      Seeks long-term growth of          Fidelity Management & Research
     Portfolio -- Service Class 2  capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Templeton Developing Markets     Seeks long-term capital            Templeton Asset Management Ltd.
     Securities Fund -- Class 2    appreciation.
  Templeton Foreign Securities     Seeks long-term capital growth.    Templeton Investment Counsel, LLC
     Fund -- Class 2                                                  Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES
  Global Life Sciences             Seeks long-term growth of          Janus Capital Management LLC
     Portfolio -- Service Shares+  capital.
  Global Technology                Seeks capital appreciation; no     Janus Capital Management LLC
     Portfolio -- Service Shares   consideration is given to income.
  Worldwide Growth                 Seeks long-term growth of capital  Janus Capital Management LLC
     Portfolio -- Service Shares+  in a manner consistent with the preservation of capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks long-term capital            Legg Mason Partners Fund Advisor,
     Aggressive Growth             appreciation.                      LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge,
                                                                      Advisors, LLC
  Legg Mason Partners Variable     Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
     Appreciation                  capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge,
                                                                      Advisors, LLC
  Legg Mason Partners Variable     Seeks investment results that,     Legg Mason Partners Fund Advisor,
     Equity Index                  before expenses, correspond to     LLC
     Portfolio -- Class II         the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500 Index.              Financial Management, Inc.
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value                                                LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge,
                                                                      Advisors, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio -- Class  capital. Current income is a       LLC
     I                             secondary objective.               Subadviser: ClearBridge,
                                                                      Advisors, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge,
                                                                      Advisors, LLC
  Legg Mason Partners Variable     Seeks long term growth of          Legg Mason Partners Fund Advisor,
     Small Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge,
                                                                      Advisors, LLC
  Legg Mason Partners Variable     Seeks long-term capital            Legg Mason Partners Fund Advisor,
     Social Awareness Portfolio    appreciation and retention of net  LLC
                                   investment income.                 Subadviser: Legg Mason Investment
                                                                      Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks to provide high current      Legg Mason Partners Fund Advisor,
     Adjustable Rate Income        income and to limit the degree of  LLC
     Portfolio                     fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Stock       Seeks growth of capital.           Met Investors Advisory LLC
     Portfolio -- Class A                                             Subadviser: Batterymarch
                                                                      Financial Management, Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  BlackRock High Yield             Seeks to maximize total return,    Met Investors Advisory LLC
     Portfolio -- Class A          consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
  BlackRock Large-Cap Core         Seeks long-term capital growth.    Met Investors Advisory LLC
     Portfolio -- Class E                                             Subadviser: BlackRock Financial
                                                                      Management, Inc.
  Dreman Small-Cap Value           Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class A
  Harris Oakmark International     Seeks long-term capital            Met Investors Advisory LLC
     Portfolio -- Class A          appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        Met Investors Advisory LLC
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Lazard Mid-Cap                   Seeks long-term growth of          Met Investors Advisory, LLC
     Portfolio -- Class B          capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
  Legg Mason Partners Managed      Seeks high total return.           Met Investors Advisory LLC
     Assets Portfolio -- Class A                                      Subadvisers: Batterymarch
                                                                      Financial Management, Inc.
                                                                      Western Asset Management Company,
                                                                      ClearBridge Advisors, LLC and
                                                                      Legg Mason Global Asset
                                                                      Allocation, LLC
  Lord Abbett Bond Debenture       Seeks high current income and the  Met Investors Advisory LLC
     Portfolio -- Class A          opportunity for capital            Subadviser: Lord Abbett & Co. LLC
                                   appreciation to produce a high
                                   total return.
  Lord Abbett Growth and Income    Seeks growth of capital and        Met Investors Advisory LLC
     Portfolio -- Class B          current income without excessive   Subadviser: Lord Abbett & Co. LLC
                                   fluctuations in the market value.
  Lord Abbett Mid-Cap Value        Seeks capital appreciation         Met Investors Advisory LLC
     Portfolio -- Class B          through investments primarily in   Subadviser: Lord Abbett & Co. LLC
                                   equity securities which are
                                   believed to be undervalued in the
                                   marketplace.
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class A                                             Subadviser: A I M Advisors, Inc.
  Met/AIM Small Cap Growth         Seeks long-term growth of          Met Investors Advisory LLC
     Portfolio -- Class A          capital.                           Subadviser: A I M Advisors, Inc.
  MFS(R) Emerging Markets Equity   Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class A+                                            Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Research International    Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class B+                                            Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation and     Met Investors Advisory LLC
     A                             reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
  Neuberger Berman Real Estate     Seeks to provide total return      Met Investors Advisory LLC
     Portfolio -- Class A          through investment in real estate  Subadviser: Neuberger Berman
                                   securities, emphasizing both       Management, Inc.
                                   capital appreciation and current
                                   income.
  PIMCO Inflation Protected Bond   Seeks to provide maximum real      Met Investors Advisory LLC
     Portfolio -- Class A          return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        Met Investors Advisory LLC
     A                             capital growth.                    Subadviser: Pioneer Investments
                                                                      Investment Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current      Met Investors Advisory LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investments
                                                                      Investment Management, Inc.
  Third Avenue Small Cap Value     Seeks long-term capital            Met Investors Advisory LLC
     Portfolio -- Class B          appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: BlackRock Financial
                                                                      Management, Inc.
  BlackRock Bond Income            Seeks competitive total return     MetLife Advisers, LLC
     Portfolio -- Class A          primarily from investing in        Subadviser: BlackRock Financial
                                   fixed-income securities.           Management, Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income consistent with             Subadviser: BlackRock Financial
                                   preservation of capital.           Management, Inc.
  Capital Guardian U.S. Equity     Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class A+         capital.                           Subadviser: Capital Guardian
                                                                      Trust Company
  FI Large Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
     A                             capital.                           Subadviser: Fidelity Management &
                                                                      Research Company, Inc.
  FI Value Leaders                 Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class D          capital.                           Subadviser: Fidelity Management &
                                                                      Research Company, Inc.
  MetLife Aggressive Allocation    Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class B
  MetLife Conservative to          Seeks high level of current        MetLife Advisers, LLC
     Moderate Allocation           income, with growth of capital as
     Portfolio -- Class B          a secondary objective.
  MetLife Conservative Allocation  Seeks high total return in the     MetLife Advisers, LLC
     Portfolio -- Class B          form of income and growth of
                                   capital, with a greater emphasis
                                   on income.
  MetLife Moderate Allocation      Seeks a balance between a high     MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.           MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: OppenheimerFunds,
                                                                      Inc.
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class B+         and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC
     Government                    consistent with preservation of    Subadviser: Western Asset
     Portfolio -- Class A          capital and maintenance of         Management Company
                                   liquidity.
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS
  Oppenheimer Main Street          Seeks high total return (which     OppenheimerFunds, Inc.
     Fund(R)/VA -- Service         includes growth in the value of
     Shares++                      its shares as well as current
                                   income) from equity and debt
                                   securities.
PIMCO VARIABLE INSURANCE TRUST
  Total Return                     Seeks maximum total return,        Pacific Investment Management
     Portfolio -- Administrative   consistent with preservation of    Company LLC
     Class                         capital and prudent investment
                                   management.
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth       Seeks long-term growth of          Putnam Investment Management, LLC
     Fund -- Class IB Shares+      capital.
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio -- Class II   Seeks capital growth and income    Van Kampen Asset Management
                                   through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.
  Enterprise Portfolio -- Class    Seeks capital appreciation         Van Kampen Asset Management
     II+                           through investments in securities
                                   believed by the portfolio's
                                   investment adviser to have above-
                                   average potential for capital
                                   appreciation.



---------

+ Not available under all Contracts. Availability depends on Contract issue date.



++ Closed to new investment except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------


We may offer our Fixed Account as a funding option. Please see Appendix D for more information.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL


We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:


     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)


     - administration of the annuity options available under the Contracts and


     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts


     - sales and marketing expenses including commission payments to your registered representative and


     -    other costs of doing business

Risks we assume include:


     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established



     - that the amount of the death benefit will be greater than the Contract Value and



     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted


We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE



We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for three years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:




     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                 1 year               6%
         1 year                 2 years               5%
         2 years                3 years               4%
        3+ years                                      0%




For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:



     (a)  any Purchase Payment to which no withdrawal charge applies, then



     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then



     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then



     (d)  any Contract earnings.



Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.



We will not deduct a withdrawal charge if Purchase Payments are distributed:



     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)



     -    if a lifetime annuity payout has begun



     -    under the Managed Distribution Program or



     - if you elect Annuity Payments for a fixed period of at least five years




FREE WITHDRAWAL ALLOWANCE




Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the first Valuation Date of any given Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.


Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge

(i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:



     (1)  from the distribution of death proceeds;



     (2)  after an annuity payout has begun; or



     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.



We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.


MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge is equal to 1.70% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.



VARIABLE LIQUIDITY BENEFIT CHARGE



If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.



We will assess the charge as a percentage of the total benefit received as follows:




 YEARS SINCE INITIAL PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                 1 year               6%
         1 year                 2 years               5%
         2 years                3 years               4%
        3+ years                                      0%




Please refer to Payment Options for a description of this benefit.


ENHANCED STEPPED-UP PROVISION CHARGE


If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.




VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.


                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request, which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Dreyfus Variable Investment Fund -- Developing Leaders Portfolio, Dreman Small-Cap Value Portfolio, Global Technology Portfolio, Harris Oakmark International Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio , Pioneer Strategic Income Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Third Avenue Small Cap Value Portfolio and Worldwide Growth Portfolio, and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time.

For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying

Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.


In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.



The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.



You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for funds.



You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.



All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.


                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.



For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request. We may withhold payment of surrender, withdrawal or, if applicable, loan proceeds if any portion of those proceeds would be derived from a personal check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, internet or other means of communications to verify that payment from the check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.




SYSTEMATIC WITHDRAWALS





Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.



We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.



Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations".) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.




                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER


The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.


You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.


Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.


BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT


The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.



Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:


     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT



--------------------------------------------------------------------------------------
The death benefit will be the
greatest of, less any
applicable premium tax and
outstanding loans:                  -  the Contract Value on the Death Report Date
                                    -  the total Purchase Payments less the total
                                       amount of any withdrawals made under this
                                       Contract; or
                                    -  the Step-Up Value, if any, as described below
--------------------------------------------------------------------------------------


STEP-UP VALUE A Step-Up Value will be established on each Contract Date anniversary which occurs on or prior to the Death Report Date. The Step-Up Value will initially equal the Contract Value on that anniversary. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80(th) birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80(th) birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the death benefit value in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

           50,000 X (10,000/55,000) = $9,090

Your new Step-Up Value would be $50,000 -- $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

           50,000 X (10,000/30,000) = $16,666

Your new Step-Up Value would be $50,000 -- $16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/55,000) = $9,090

You new modified Purchase Payment would be 50,000 -- 9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS NOT THE         The beneficiary(ies), or if    The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary(ies), or if    The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary(ies), or if    The beneficiary elects to      Yes
IS THE ANNUITANT)             none, to the surviving joint   continue the Contract rather
                              owner.                         than receive a distribution.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary(ies), or if    The spouse elects to           Yes
THE ANNUITANT)                none, to the surviving joint   continue the Contract
                              owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             receive the proceeds or to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary(ies), or if    The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner.   continue the Contract rather
                                                             than receive a distribution.
                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS     The beneficiary(ies), or if                                   Yes (Death of
NON-NATURAL ENTITY/TRUST)     none, to the Contract Owner.                                  Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
---------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER/ANNUITANT               The beneficiary(ies), or if    The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a distribution.
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary(ies), or if    The spouse elects to           Yes
THE ANNUITANT)                none, to the surviving joint   continue the Contract.
                              owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             receive the proceeds or to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.
---------------------------------------------------------------------------------------------------------------



---------

* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.



SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)


Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.


If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.



Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.



Please note that spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)


If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:


     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or


     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.


You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.


DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.


                                 LIVING BENEFITS

--------------------------------------------------------------------------------





GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")





For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.



AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III" ; we may refer to any one of these as GMWB. The availability of each rider is shown below.




                            GMWB I                      GMWB II                      GMWB III
NAME OF RIDER:   ---------------------------  ---------------------------  ---------------------------


ALSO CALLED:              Principal                    Principal                    Principal
                          Guarantee                    Guarantee                 Guarantee Value
AVAILABILITY:         Not available for          Available on or after        Available on or after
                     purchase on or after          March 21, 2005 if            March 21, 2005 if
                    March 21, 2005, unless              approved                     approved
                   GMWB II is not approved           in your state                in your state
                        in your state

You may elect a GMWB rider only at the time of your initial purchase of the Contract.



REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.



ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.



The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:




-----------------------------------------------------------------------------------
                                       GMWB I          GMWB II          GMWB III
-----------------------------------------------------------------------------------
If you make your first               5% of RBB        5% of RBB        5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
-----------------------------------------------------------------------------------
If you make your first               10% of RBB       10% of RBB       5% of RBB
withdrawal after the 3(rd)
anniversary after you purchase
GMWB:
-----------------------------------------------------------------------------------




ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.



We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.



WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.



However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:



IF YOU SELECT GMWB II OR GMWB III:



     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.



     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.



IF YOU PURCHASED GMWB I:



     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.



We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.



WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:



                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III




--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL
REDUCTION
(PWR)             N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
                           10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
                                 9,091                  500                           $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT
OF THE
WITHDRAWAL                      $10,000                                               $11,111

                            (10,000>9,091)                                        (11,111>10,000)
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
--------------------------------------------------------------------------------------------------------------------------




                          WITHDRAWAL EXAMPLE FOR GMWB I




--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,909               $4,545          $80,000         $88,889               $4,444

                         [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
                           x10,000/110,000)]     x90,909/100,000)]               x10,000/90,000)]      (88,889/100,000)]
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------




TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.



For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:



     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:



          -    a qualified retirement plan (Code Section 401),



          -    a tax-sheltered annuity (Code Section 403(b)),



          -    an individual retirement account (Code Sections 408(a)),



          -    an individual retirement annuity (Code Section 408(b)), or



          -    a qualified deferred compensation plan (Code Section 457).



          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).



     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;



     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or



     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9 , Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).



You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB

          Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.



          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.



     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.



RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.



Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.



If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.



Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB (the charge will never exceed the guaranteed maximum charge). Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.



INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)



We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.



If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.



GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------




MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.



Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.



TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.



OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:



     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.



     - The total annual payment amount will equal the AWB and will never exceed your RBB, and



     - We will no longer accept subsequent Purchase Payments into the Contract.



If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.



Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.



COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III



The following chart may help you decide which version of GMWB is best for you.




--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                     if first withdrawal       if first withdrawal
                                   after 3(rd) anniversary   after 3(rd) anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------



MATURITY DATE



Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once your Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 95(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY


You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")


VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY


You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.


                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")


The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.


On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.


ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. Please note that Option 5 may not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.



Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."


At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA or other qualified annuity.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. References to "Separate Account" refer either to Separate Account Nine or Separate Account Ten, depending on the issuer of your Contract. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.



We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.



All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.



Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------




The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



The Contract has not been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse consequences.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more
IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), OR 408, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $45,000 or 100% of pay for each participant in 2007.



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ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



TSAS (ERISA AND NON-ERISA)



GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.



In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).



Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a proposed prohibition on the use of life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final regulations.



WITHDRAWALS AND INCOME PAYMENTS. If you are under 591/2, you cannot withdraw money from your TSA Contract unless the withdrawal:



     - Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);



     - Is directly transferred to another permissible investment under sec.403(b) arrangements;



     -    Relates to amounts that are not salary reduction elective deferrals;



     - Occurs after you die, leave your job or become disabled (as defined by the Code); or



     - Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.



DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:



     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.



     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).



     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.



     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.



     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.



     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.



Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.



The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:



The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.



Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.



In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).



If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").



Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.



Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.



The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.



Your Contract will indicated whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



     -    a non-taxable return of your Purchase Payment; or



     -    a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.



OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax advisor before selecting any rider or endorsement to the Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT. If you have purchased a Guaranteed Minimum Withdrawal Benefit (GMWB), where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Minimum Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



In the event that the Contract Value goes to zero, and either the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



MetLife reserves the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.



TAX CREDITS AND DEDUCTIONS



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to contract owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS




DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company are continuously offered.



COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the funds' shares in connection with the Contract.



The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2006, as well as the range of additional compensation paid.



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Registered representatives of our affiliates, MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.


CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of the vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS


In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the contracts.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.85%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.078             13,938

  AIM V.I. Premier Equity Subaccount (Series I)
  (10/02)..........................................  2006        1.034            1.085                 --
                                                     2005        0.997            1.034             78,144
                                                     2004        0.960            0.997            119,229
                                                     2003        0.782            0.960            137,323
                                                     2002        1.142            0.782             12,403
                                                     2001        1.000            1.142                 --

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/02).................................  2006        1.166            1.138                 --
                                                     2005        1.034            1.166             95,999
                                                     2004        0.973            1.034             75,694
                                                     2003        0.803            0.973             40,191
                                                     2002        1.183            0.803              4,743
                                                     2001        1.000            1.183                 --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.649            1.950          1,493,191
                                                     2005        1.473            1.649          1,392,866
                                                     2004        1.322            1.473            689,281
                                                     2003        0.995            1.322            338,279
                                                     2002        1.188            0.995            108,035
                                                     2001        1.000            1.188                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  American Funds Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.553            1.681          5,177,418
                                                     2005        1.362            1.553          5,108,335
                                                     2004        1.233            1.362          3,022,506
                                                     2003        0.918            1.233          1,910,413
                                                     2002        1.238            0.918            519,111
                                                     2001        1.000            1.238              5,663

  American Funds Growth-Income Subaccount (Class 2)
  (2/00)...........................................  2006        1.341            1.517          5,407,103
                                                     2005        1.291            1.341          5,384,780
                                                     2004        1.191            1.291          3,748,375
                                                     2003        0.916            1.191          2,541,469
                                                     2002        1.143            0.916            825,826
                                                     2001        1.000            1.143              6,095

Capital Appreciation Fund
  Capital Appreciation Fund (3/02).................  2006        1.297            1.282                 --
                                                     2005        1.117            1.297             69,464
                                                     2004        0.952            1.117             10,285
                                                     2003        0.777            0.952              5,296
                                                     2002        1.000            0.777              6,000

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02)...........................................  2006        1.730            2.251              6,630
                                                     2005        1.377            1.730              9,238
                                                     2004        1.123            1.377             10,858
                                                     2003        0.801            1.123              9,290
                                                     2002        1.000            0.801              1,000

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02)...........................................  2006        1.703            2.217                 --
                                                     2005        1.618            1.703            444,721
                                                     2004        1.255            1.618            282,289
                                                     2003        0.953            1.255            261,390
                                                     2002        1.000            0.953            110,495

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02)...................................  2006        1.005            1.149             75,380
                                                     2005        0.981            1.005            136,376
                                                     2004        0.951            0.981            157,298
                                                     2003        0.799            0.951            147,390
                                                     2002        1.000            0.799             27,841

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (3/02)..........................  2006        1.104            1.124             59,575
                                                     2005        1.063            1.104             72,545
                                                     2004        0.972            1.063             68,322
                                                     2003        0.752            0.972             47,049
                                                     2002        1.000            0.752             13,673

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.302            1.415                 --
                                                     2005        1.204            1.302            230,497
                                                     2004        1.074            1.204             45,466
                                                     2003        1.000            1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.299            1.447                 --
                                                     2005        1.202            1.299            372,761
                                                     2004        1.067            1.202             73,290
                                                     2003        1.000            1.067                 --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.242            1.443                 --
                                                     2005        1.144            1.242          1,920,497
                                                     2004        1.035            1.144            911,365
                                                     2003        0.842            1.035            482,403
                                                     2002        1.000            0.842            112,568

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.211            2.780            631,126
                                                     2005        1.767            2.211            453,826
                                                     2004        1.444            1.767             74,045
                                                     2003        1.000            1.444              6,032

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00).................................  2006        1.481            1.766          1,728,859
                                                     2005        1.369            1.481          1,323,471
                                                     2004        1.177            1.369            672,403
                                                     2003        0.907            1.177            254,384
                                                     2002        1.134            0.907            136,180
                                                     2001        1.000            1.134                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/02).................................  2006        1.246            1.490                 --
                                                     2005        1.166            1.246            699,854
                                                     2004        1.024            1.166            204,395
                                                     2003        0.789            1.024             96,803
                                                     2002        1.000            0.789             58,188

High Yield Bond Trust
  High Yield Bond Trust (5/04).....................  2006        1.061            1.084                 --
                                                     2005        1.067            1.061                706
                                                     2004        1.000            1.067             37,259

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02)...........................................  2006        1.144            1.181                 --
                                                     2005        1.082            1.144            785,415
                                                     2004        1.018            1.082          1,043,236
                                                     2003        0.912            1.018            936,861
                                                     2002        1.000            0.912             75,931

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)..........................  2006        1.125            1.174              8,818
                                                     2005        1.020            1.125             12,486
                                                     2004        0.910            1.020             12,839
                                                     2003        0.734            0.910             10,786
                                                     2002        1.000            0.734              1,969

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02)...................................  2006        0.970            1.026             38,836
                                                     2005        0.885            0.970             35,248
                                                     2004        0.897            0.885             26,300
                                                     2003        0.624            0.897             73,480
                                                     2002        1.000            0.624             73,481

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02)...................................  2006        0.955            1.105             29,200
                                                     2005        0.921            0.955             30,274
                                                     2004        0.898            0.921             33,578
                                                     2003        0.739            0.898             12,190
                                                     2002        1.000            0.739              3,000

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.534            1.717                 --
                                                     2005        1.502            1.534            386,440
                                                     2004        1.332            1.502            112,428
                                                     2003        1.000            1.332            101,266

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (12/01)......  2006        1.229            1.426          1,234,613
                                                     2005        1.204            1.229          1,548,293
                                                     2004        1.132            1.204          1,643,520
                                                     2003        0.829            1.132          1,213,718
                                                     2002        1.127            0.829            482,311
                                                     2001        1.000            1.127              6,229

  LMPVPI Investors Subaccount (Class I) (2/02).....  2006        1.261            1.463            754,904
                                                     2005        1.205            1.261          1,014,142
                                                     2004        1.112            1.205          1,069,597
                                                     2003        0.856            1.112            738,841
                                                     2002        1.134            0.856            316,814
                                                     2001        1.000            1.134                 --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02)...........................................  2006        1.154            1.180              6,540
                                                     2005        1.117            1.154             38,363
                                                     2004        1.132            1.117             38,402
                                                     2003        0.798            1.132             31,304
                                                     2002        1.000            0.798             15,441

  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/02)...........................................  2006        1.369            1.515            371,640
                                                     2005        1.329            1.369            467,037
                                                     2004        1.176            1.329            436,895
                                                     2003        0.805            1.176            267,896
                                                     2002        1.255            0.805             20,161
                                                     2001        1.000            1.255                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00)...........................................  2006        1.200            1.309             12,351
                                                     2005        1.113            1.200             12,355
                                                     2004        1.039            1.113             12,359
                                                     2003        0.755            1.039              9,531
                                                     2002        1.000            0.755                 --

  LMPVPII Equity Index Subaccount (Class II)
  (6/02)...........................................  2006        1.208            1.365          1,568,652
                                                     2005        1.180            1.208          2,001,890
                                                     2004        1.091            1.180          1,576,990
                                                     2003        0.870            1.091          1,068,257
                                                     2002        1.141            0.870            208,514
                                                     2001        1.000            1.141                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPII Growth and Income Subaccount (Class I)
  (1/00)...........................................  2006        1.103            1.218             28,512
                                                     2005        1.085            1.103            110,014
                                                     2004        1.019            1.085            115,405
                                                     2003        0.798            1.019            118,746
                                                     2002        1.000            0.798                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.996            1.018            365,576
                                                     2005        0.991            0.996            337,114
                                                     2004        0.998            0.991             90,836
                                                     2003        1.000            0.998              2,550

  LMPVPIII Social Awareness Stock Subaccount
  (5/04)...........................................  2006        1.107            1.170                 --
                                                     2005        1.080            1.107                 --
                                                     2004        1.000            1.080                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.391            1.601            472,960
                                                     2005        1.372            1.391            516,959
                                                     2004        1.241            1.372            439,996
                                                     2003        1.000            1.241              9,795

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.625            1.790            788,623
                                                     2005        1.529            1.625            891,248
                                                     2004        1.256            1.529            337,639
                                                     2003        1.000            1.256            171,217

Managed Assets Trust
  Managed Assets Trust (5/04)......................  2006        1.096            1.130                 --
                                                     2005        1.075            1.096                 --
                                                     2004        1.000            1.075                 --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        1.434            1.363            119,361

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.331            1.401            121,821

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.336            1.412            254,579

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.271            1.353             63,505

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.492            1.641            503,697

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.282            1.312             72,557

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Legg Mason Partners Managed Assets
  Subaccount (Class A) (4/06)......................  2006        1.130            1.192                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.270            1.329            330,209

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.076            556,202

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.070             30,882

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.359            1.340            168,317

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.281            1.269              9,703

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.262            1.393            611,218

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.218            662,239

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.460            1.567            132,280

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.092            1.147              8,605

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.122            1.160          1,268,342

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.027          1,422,559

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.885            0.862            388,262

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)...........................................  2006        1.110            1.151            186,368

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)...........................................  2006        0.995            1.016            684,798
                                                     2006        1.000            0.995            884,269

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.212            1.227            360,693

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.428            1.462          1,798,073

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.059              5,308

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.041            215,648

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.047             93,358

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.053             83,637

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.058            123,201

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.311            1.399          3,994,432

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.049          1,352,414

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.067             76,994

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)......................  2006        1.084            1.150                753

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        1.035            1.069                 --

Money Market Portfolio
  Money Market Subaccount (3/02)...................  2006        0.987            0.995                 --
                                                     2005        0.977            0.987            697,307
                                                     2004        0.986            0.977            810,036
                                                     2003        0.996            0.986            146,533
                                                     2002        1.000            0.996            503,034

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (5/04)...................................  2006        1.111            1.329                 --
                                                     2005        1.071            1.111              4,459
                                                     2004        1.000            1.071              4,344

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.119            1.107          3,283,429
                                                     2005        1.117            1.119          2,555,183
                                                     2004        1.045            1.117            974,468
                                                     2003        1.000            1.045            233,173

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (2/02)....................................  2006        1.146            1.169          9,603,831
                                                     2005        1.140            1.146         12,289,203
                                                     2004        1.107            1.140         11,093,565
                                                     2003        1.074            1.107         10,441,947
                                                     2002        1.003            1.074          3,411,930
                                                     2001        1.000            1.003                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00)...........................................  2006        1.228            1.339             27,572
                                                     2005        1.167            1.228             33,342
                                                     2004        1.105            1.167            111,087
                                                     2003        0.853            1.105            111,092
                                                     2002        1.233            0.853             39,946
                                                     2001        1.000            1.233                 --

  Putnam VT International Equity Subaccount (Class
  IB) (5/02).......................................  2006        1.458            1.828            136,687
                                                     2005        1.323            1.458            188,294
                                                     2004        1.160            1.323            191,672
                                                     2003        0.919            1.160            186,378
                                                     2002        1.138            0.919             63,610
                                                     2001        1.000            1.138                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/02)...........................................  2006        1.874            2.157            367,368
                                                     2005        1.783            1.874            418,626
                                                     2004        1.439            1.783            396,956
                                                     2003        0.980            1.439            376,864
                                                     2002        1.221            0.980            182,271
                                                     2001        1.000            1.221                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/02)...........................................  2006        1.277            1.359                 --
                                                     2005        1.196            1.277            190,318
                                                     2004        1.144            1.196            375,673
                                                     2003        0.901            1.144            277,176
                                                     2002        1.206            0.901             89,349
                                                     2001        1.000            1.206                 --

  Travelers Convertible Securities Subaccount
  (3/02)...........................................  2006        1.193            1.270                 --
                                                     2005        1.211            1.193            874,457
                                                     2004        1.160            1.211          1,867,255
                                                     2003        0.936            1.160          1,506,911
                                                     2002        1.000            0.936             71,159

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02)...........................................  2006        1.314            1.434                 --
                                                     2005        1.191            1.314            145,447
                                                     2004        1.042            1.191            154,508
                                                     2003        0.793            1.042             85,024
                                                     2002        1.000            0.793             12,568

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Equity Income Subaccount (5/02)........  2006        1.360            1.428                 --
                                                     2005        1.326            1.360          2,433,988
                                                     2004        1.229            1.326          2,231,165
                                                     2003        0.955            1.229          1,497,940
                                                     2002        1.130            0.955            132,792
                                                     2001        1.000            1.130                 --

  Travelers Federated High Yield Subaccount
  (3/02)...........................................  2006        1.300            1.331                 --
                                                     2005        1.291            1.300            144,173
                                                     2004        1.191            1.291            148,509
                                                     2003        0.991            1.191            117,943
                                                     2002        1.000            0.991             35,619

  Travelers Federated Stock Subaccount (3/02)......  2006        1.100            1.138                 --
                                                     2005        1.064            1.100            143,924
                                                     2004        0.980            1.064            186,769
                                                     2003        0.782            0.980            159,882
                                                     2002        1.000            0.782             39,368

  Travelers Large Cap Subaccount (6/02)............  2006        1.177            1.212                 --
                                                     2005        1.103            1.177            305,074
                                                     2004        1.055            1.103            587,004
                                                     2003        0.862            1.055            525,495
                                                     2002        1.138            0.862             71,115
                                                     2001        1.000            1.138                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)................................  2006        1.108            1.177                 --
                                                     2005        1.000            1.108              4,537

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)................................  2006        1.019            1.022                 --
                                                     2005        1.007            1.019             25,289

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.053            1.090                 --
                                                     2005        1.008            1.053             49,057

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.086            1.132                 --
                                                     2005        1.000            1.086             44,275

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)...................  2006        1.030            1.049                 --
                                                     2005        1.000            1.030              4,434

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Mercury Large Cap Core Subaccount
  (8/02)...........................................  2006        1.259            1.336                 --
                                                     2005        1.145            1.259            382,840
                                                     2004        1.006            1.145            528,392
                                                     2003        0.846            1.006            438,531
                                                     2002        1.151            0.846             27,272
                                                     2001        1.000            1.151                 --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (3/02)...........................................  2006        0.837            0.885                 --
                                                     2005        0.827            0.837            363,071
                                                     2004        0.738            0.827            197,288
                                                     2003        0.549            0.738             79,566
                                                     2002        1.000            0.549              6,056

  Travelers MFS(R) Total Return Subaccount (2/02)..  2006        1.271            1.311                 --
                                                     2005        1.258            1.271          5,187,440
                                                     2004        1.150            1.258          4,470,787
                                                     2003        1.005            1.150          3,403,681
                                                     2002        1.081            1.005            458,806
                                                     2001        1.000            1.081                 --

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.169            1.262                 --
                                                     2005        1.119            1.169            425,726
                                                     2004        1.000            1.119             22,370

  Travelers Mondrian International Stock Subaccount
  (3/02)...........................................  2006        1.300            1.492                 --
                                                     2005        1.209            1.300            476,199
                                                     2004        1.064            1.209            377,856
                                                     2003        0.843            1.064             45,040
                                                     2002        1.000            0.843              7,884

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.377            1.460                 --
                                                     2005        1.324            1.377            109,545
                                                     2004        1.213            1.324             68,258
                                                     2003        1.000            1.213             14,955

  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)...........................................  2006        1.038            1.092                 --
                                                     2005        1.036            1.038              2,664

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.112            1.122                 --
                                                     2005        1.092            1.112          1,908,893
                                                     2004        1.000            1.092            828,053

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Quality Bond Subaccount (3/02).........  2006        1.121            1.110                 --
                                                     2005        1.124            1.121            368,729
                                                     2004        1.108            1.124            426,060
                                                     2003        1.055            1.108            631,330
                                                     2002        1.000            1.055            157,635

  Travelers Strategic Equity Subaccount (4/02).....  2006        1.056            1.101                 --
                                                     2005        1.054            1.056            229,625
                                                     2004        0.974            1.054            192,976
                                                     2003        0.749            0.974            137,627
                                                     2002        1.148            0.749             83,170
                                                     2001        1.000            1.148                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)................................  2006        1.113            1.281                 --
                                                     2005        1.027            1.113              8,406

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.109            1.271                 --
                                                     2005        1.000            1.109             15,029

  Travelers U.S. Government Securities Subaccount
  (5/04)...........................................  2006        1.075            1.035                 --
                                                     2005        1.049            1.075                 --
                                                     2004        1.000            1.049                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02)...........................................  2006        1.158            1.319            230,533
                                                     2005        1.133            1.158            455,555
                                                     2004        0.983            1.133            360,935
                                                     2003        0.766            0.983            472,048
                                                     2002        1.000            0.766            182,669

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02)...........................................  2006        0.963            1.010                 --
                                                     2005        0.909            0.963                 --
                                                     2004        0.893            0.909              2,000
                                                     2003        0.723            0.893              2,000
                                                     2002        1.000            0.723              2,000

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class 2)
  (3/02)...........................................  2006        1.412            1.545            326,686
                                                     2005        1.233            1.412            507,515
                                                     2004        1.091            1.233            413,003
                                                     2003        0.867            1.091            328,539
                                                     2002        1.000            0.867            101,822

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02).........................  2006        1.247            1.393             19,110
                                                     2005        1.053            1.247             26,031
                                                     2004        1.059            1.053             29,168
                                                     2003        0.863            1.059             13,751
                                                     2002        1.000            0.863              1,000

  VIP Mid Cap Subaccount (Service Class 2) (3/02)..  2006        1.643            1.813          1,974,513
                                                     2005        1.418            1.643          1,993,749
                                                     2004        1.159            1.418          1,597,208
                                                     2003        0.854            1.159          1,203,368
                                                     2002        1.000            0.854            289,347






                         SEPARATE ACCOUNT CHARGES 2.55%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.073               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (10/02)..........................................  2006        1.080            1.131               --
                                                     2005        1.049            1.080               --
                                                     2004        1.000            1.049               --

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/02).................................  2006        1.184            1.146               --
                                                     2005        1.057            1.184               --
                                                     2004        1.000            1.057               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.237            1.452           14,393
                                                     2005        1.112            1.237           13,476
                                                     2004        1.000            1.112               --

  American Funds Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.229            1.320          389,169
                                                     2005        1.085            1.229          299,256
                                                     2004        1.000            1.085           33,273

  American Funds Growth-Income Subaccount (Class 2)
  (2/00)...........................................  2006        1.097            1.233          386,348
                                                     2005        1.064            1.097          325,048
                                                     2004        1.000            1.064               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Capital Appreciation Fund
  Capital Appreciation Fund (3/02).................  2006        1.346            1.328               --
                                                     2005        1.168            1.346               --
                                                     2004        1.000            1.168               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02)...........................................  2006        1.603            2.071               --
                                                     2005        1.285            1.603               --
                                                     2004        1.000            1.285               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02)...........................................  2006        1.344            1.738               --
                                                     2005        1.286            1.344           13,433
                                                     2004        1.000            1.286               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02)...................................  2006        1.039            1.180               --
                                                     2005        1.021            1.039               --
                                                     2004        1.000            1.021               --

  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (3/02)..........................  2006        1.127            1.140               --
                                                     2005        1.092            1.127               --
                                                     2004        1.000            1.092               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.198            1.299               --
                                                     2005        1.116            1.198            1,287
                                                     2004        1.000            1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.200            1.334               --
                                                     2005        1.118            1.200           89,941
                                                     2004        1.000            1.118               --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.184            1.367               --
                                                     2005        1.099            1.184           50,654
                                                     2004        1.000            1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        1.566            1.955               --
                                                     2005        1.260            1.566               --
                                                     2004        1.000            1.260               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00).................................  2006        1.240            1.468           43,616
                                                     2005        1.155            1.240           30,423
                                                     2004        1.000            1.155               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/02).................................  2006        1.187            1.409               --
                                                     2005        1.118            1.187           83,827
                                                     2004        1.000            1.118               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).....................  2006        1.061            1.082               --
                                                     2005        1.075            1.061            7,106
                                                     2004        1.000            1.075               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02)...........................................  2006        1.120            1.153               --
                                                     2005        1.067            1.120               --
                                                     2004        1.000            1.067               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)..........................  2006        1.136            1.178               --
                                                     2005        1.038            1.136               --
                                                     2004        1.000            1.038               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02)...................................  2006        1.143            1.202               --
                                                     2005        1.051            1.143               --
                                                     2004        1.000            1.051               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02)...................................  2006        1.117            1.285               --
                                                     2005        1.086            1.117               --
                                                     2004        1.000            1.086               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.140            1.269               --
                                                     2005        1.125            1.140            3,786
                                                     2004        1.000            1.125               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (12/01)......  2006        1.071            1.233               --
                                                     2005        1.056            1.071               --
                                                     2004        1.000            1.056               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPI Investors Subaccount (Class I) (2/02).....  2006        1.120            1.291           15,002
                                                     2005        1.078            1.120           15,002
                                                     2004        1.000            1.078               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02)...........................................  2006        1.015            1.031               --
                                                     2005        0.990            1.015               --
                                                     2004        1.000            0.990               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/02)...........................................  2006        1.191            1.309               --
                                                     2005        1.165            1.191               --
                                                     2004        1.000            1.165               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00)...........................................  2006        1.128            1.222           28,805
                                                     2005        1.053            1.128           29,935
                                                     2004        1.000            1.053               --

  LMPVPII Equity Index Subaccount (Class II)
  (6/02)...........................................  2006        1.086            1.219               --
                                                     2005        1.069            1.086               --
                                                     2004        1.000            1.069               --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00)...........................................  2006        1.075            1.178               --
                                                     2005        1.064            1.075               --
                                                     2004        1.000            1.064               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.995            1.009              728
                                                     2005        0.997            0.995              731
                                                     2004        1.000            0.997               --

  LMPVPIII Social Awareness Stock Subaccount
  (5/04)...........................................  2006        1.093            1.148               --
                                                     2005        1.074            1.093               --
                                                     2004        1.000            1.074               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.106            1.264           21,522
                                                     2005        1.098            1.106           21,268
                                                     2004        1.000            1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.223            1.338           89,182
                                                     2005        1.159            1.223           84,335
                                                     2004        1.000            1.159               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Managed Assets Trust
  Managed Assets Trust (5/04)......................  2006        1.084            1.115               --
                                                     2005        1.070            1.084               --
                                                     2004        1.000            1.070               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        1.334            1.262               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.101            1.153               --

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.298            1.366               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.263            1.337              725

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.398            1.531               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.328            1.353               --

  MIST Legg Mason Partners Managed Assets
  Subaccount (Class A) (4/06)......................  2006        1.115            1.171               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.082            1.127               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.071           44,716

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.065               --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.185            1.164               --

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.272            1.255               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.258            1.381           19,879

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.212           15,382

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.193            1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.085            1.134               --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.122            1.155          255,887

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.022          239,180

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.136            1.102               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)...........................................  2006        1.009            1.041               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)...........................................  2006        1.002            1.018           92,708
                                                     2006        1.000            1.002           67,116

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.140            1.148            3,342

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.174            1.197            5,624

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.043               --

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.048               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.053               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.131            1.201          194,812

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.044          115,370

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.062               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)......................  2006        1.082            1.142            7,751

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        1.047            1.077               --

Money Market Portfolio
  Money Market Subaccount (3/02)...................  2006        0.996            1.002               --
                                                     2005        0.993            0.996           39,858
                                                     2004        1.000            0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)...................................  2006        1.094            1.302               --
                                                     2005        1.062            1.094               --
                                                     2004        1.000            1.062               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.061            1.042          284,449
                                                     2005        1.066            1.061          234,345
                                                     2004        1.000            1.066               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (2/02)....................................  2006        1.042            1.055          374,477
                                                     2005        1.043            1.042          357,636
                                                     2004        1.000            1.043           56,684

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00)...........................................  2006        1.114            1.206               --
                                                     2005        1.066            1.114               --
                                                     2004        1.000            1.066               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/02).......................................  2006        1.266            1.577               --
                                                     2005        1.158            1.266               --
                                                     2004        1.000            1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/02)...........................................  2006        1.243            1.422            2,758
                                                     2005        1.192            1.243            2,876
                                                     2004        1.000            1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/02)...........................................  2006        1.117            1.185               --
                                                     2005        1.053            1.117               --
                                                     2004        1.000            1.053               --

  Travelers Convertible Securities Subaccount
  (3/02)...........................................  2006        1.019            1.082               --
                                                     2005        1.041            1.019               --
                                                     2004        1.000            1.041               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02)...........................................  2006        1.225            1.334               --
                                                     2005        1.118            1.225               --
                                                     2004        1.000            1.118               --

  Travelers Equity Income Subaccount (5/02)........  2006        1.121            1.174               --
                                                     2005        1.101            1.121           18,454
                                                     2004        1.000            1.101               --

  Travelers Federated High Yield Subaccount
  (3/02)...........................................  2006        1.077            1.101               --
                                                     2005        1.077            1.077               --
                                                     2004        1.000            1.077               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Federated Stock Subaccount (3/02)......  2006        1.107            1.143               --
                                                     2005        1.078            1.107               --
                                                     2004        1.000            1.078               --

  Travelers Large Cap Subaccount (6/02)............  2006        1.110            1.140               --
                                                     2005        1.047            1.110               --
                                                     2004        1.000            1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)................................  2006        1.103            1.169               --
                                                     2005        1.000            1.103               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)................................  2006        1.015            1.015               --
                                                     2005        1.006            1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.049            1.083               --
                                                     2005        1.007            1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.081            1.124               --
                                                     2005        1.000            1.081               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)...................  2006        1.026            1.043               --
                                                     2005        1.000            1.026               --

  Travelers Mercury Large Cap Core Subaccount
  (8/02)...........................................  2006        1.227            1.298               --
                                                     2005        1.123            1.227               --
                                                     2004        1.000            1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (3/02)...........................................  2006        1.077            1.136               --
                                                     2005        1.072            1.077               --
                                                     2004        1.000            1.072               --

  Travelers MFS(R) Total Return Subaccount (2/02)..  2006        1.099            1.131               --
                                                     2005        1.095            1.099          186,486
                                                     2004        1.000            1.095               --

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.168            1.258               --
                                                     2005        1.125            1.168           27,601
                                                     2004        1.000            1.125               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Mondrian International Stock Subaccount
  (3/02)...........................................  2006        1.221            1.398               --
                                                     2005        1.144            1.221               --
                                                     2004        1.000            1.144               --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.128            1.193               --
                                                     2005        1.092            1.128               --
                                                     2004        1.000            1.092               --

  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)...........................................  2006        1.034            1.085               --
                                                     2005        1.035            1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.114            1.122               --
                                                     2005        1.103            1.114          159,981
                                                     2004        1.000            1.103               --

  Travelers Quality Bond Subaccount (3/02).........  2006        1.021            1.009               --
                                                     2005        1.031            1.021               --
                                                     2004        1.000            1.031               --

  Travelers Strategic Equity Subaccount (4/02).....  2006        1.091            1.135               --
                                                     2005        1.097            1.091            2,635
                                                     2004        1.000            1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)................................  2006        1.109            1.272               --
                                                     2005        1.026            1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.104            1.263               --
                                                     2005        1.000            1.104              728

  Travelers U.S. Government Securities Subaccount
  (5/04)...........................................  2006        1.090            1.047               --
                                                     2005        1.071            1.090               --
                                                     2004        1.000            1.071               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02)...........................................  2006        1.147            1.297               --
                                                     2005        1.130            1.147               --
                                                     2004        1.000            1.130               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02)...........................................  2006        1.090            1.135               --
                                                     2005        1.036            1.090               --
                                                     2004        1.000            1.036               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class 2)
  (3/02)...........................................  2006        1.258            1.366           88,123
                                                     2005        1.106            1.258           85,343
                                                     2004        1.000            1.106               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02).........................  2006        1.222            1.356               --
                                                     2005        1.039            1.222               --
                                                     2004        1.000            1.039               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)..  2006        1.410            1.546          118,656
                                                     2005        1.226            1.410          117,119
                                                     2004        1.000            1.226               --






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                                   APPENDIX B

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the *minimum* Separate Account Charge available under the contract. The second table provides the AUV information for the *maximum* Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.85%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.078            204,822

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)..........................................  2006        1.034            1.085                 --
                                                     2005        0.997            1.034            306,578
                                                     2004        0.960            0.997            445,049
                                                     2003        0.782            0.960            443,311
                                                     2002        1.142            0.782            326,594
                                                     2001        1.000            1.142             72,644

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)................................  2006        1.166            1.138                 --
                                                     2005        1.034            1.166            244,221
                                                     2004        0.973            1.034            458,633
                                                     2003        0.803            0.973            483,364
                                                     2002        1.183            0.803            440,010
                                                     2001        1.000            1.183             25,673

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.649            1.950          1,779,732
                                                     2005        1.473            1.649          1,914,049
                                                     2004        1.322            1.473          1,965,953
                                                     2003        0.995            1.322          1,577,762
                                                     2002        1.188            0.995            579,448
                                                     2001        1.000            1.188             53,009

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  American Funds Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.553            1.681          6,204,083
                                                     2005        1.362            1.553          6,908,813
                                                     2004        1.233            1.362          7,498,271
                                                     2003        0.918            1.233          6,289,036
                                                     2002        1.238            0.918          2,672,503
                                                     2001        1.000            1.238            328,550

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)..........................................  2006        1.341            1.517          5,744,650
                                                     2005        1.291            1.341          6,617,005
                                                     2004        1.191            1.291          7,869,519
                                                     2003        0.916            1.191          6,886,746
                                                     2002        1.143            0.916          3,517,428
                                                     2001        1.000            1.143            483,056

Capital Appreciation Fund
  Capital Appreciation Fund (6/02).................  2006        1.297            1.282                 --
                                                     2005        1.117            1.297            200,941
                                                     2004        0.952            1.117            274,552
                                                     2003        0.777            0.952            276,632
                                                     2002        1.000            0.777            223,435

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/02)...........................................  2006        1.730            2.251             41,038
                                                     2005        1.377            1.730             49,971
                                                     2004        1.123            1.377            102,493
                                                     2003        0.801            1.123            107,770
                                                     2002        1.000            0.801             50,280

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02)...........................................  2006        1.703            2.217                 --
                                                     2005        1.618            1.703            399,140
                                                     2004        1.255            1.618            534,356
                                                     2003        0.953            1.255            420,706
                                                     2002        1.000            0.953            169,208

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02)...................................  2006        1.005            1.149            107,652
                                                     2005        0.981            1.005            113,162
                                                     2004        0.951            0.981            113,107
                                                     2003        0.799            0.951            229,583
                                                     2002        1.000            0.799            136,153

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (6/02)..........................  2006        1.104            1.124            480,027
                                                     2005        1.063            1.104            610,789
                                                     2004        0.972            1.063            811,595
                                                     2003        0.752            0.972            795,333
                                                     2002        1.000            0.752            429,565

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.302            1.415                 --
                                                     2005        1.204            1.302             60,422
                                                     2004        1.074            1.204             34,482
                                                     2003        1.000            1.074              5,122

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.299            1.447                 --
                                                     2005        1.202            1.299            117,915
                                                     2004        1.067            1.202             26,373
                                                     2003        1.000            1.067                 --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.242            1.443                 --
                                                     2005        1.144            1.242          1,734,260
                                                     2004        1.035            1.144          1,999,529
                                                     2003        0.842            1.035          1,608,369
                                                     2002        1.000            0.842            719,789

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.211            2.780            643,439
                                                     2005        1.767            2.211            838,387
                                                     2004        1.444            1.767            538,483
                                                     2003        1.000            1.444             73,437

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)................................  2006        1.481            1.766          1,658,197
                                                     2005        1.369            1.481          2,258,919
                                                     2004        1.177            1.369          1,963,706
                                                     2003        0.907            1.177          1,293,188
                                                     2002        1.134            0.907            589,742
                                                     2001        1.000            1.134             29,133

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02).................................  2006        1.246            1.490                 --
                                                     2005        1.166            1.246            439,470
                                                     2004        1.024            1.166            662,918
                                                     2003        0.789            1.024            314,762
                                                     2002        1.000            0.789            130,925

High Yield Bond Trust
  High Yield Bond Trust (5/04).....................  2006        1.061            1.084                 --
                                                     2005        1.067            1.061             55,179
                                                     2004        0.989            1.067                 --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02)...........................................  2006        1.144            1.181                 --
                                                     2005        1.082            1.144            224,786
                                                     2004        1.018            1.082            232,165
                                                     2003        0.912            1.018            226,801
                                                     2002        1.000            0.912            192,627

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)..........................  2006        1.125            1.174             10,923
                                                     2005        1.020            1.125             12,895
                                                     2004        0.910            1.020             13,043
                                                     2003        0.734            0.910             12,999
                                                     2002        1.000            0.734              2,339

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02)...................................  2006        0.970            1.026             14,621
                                                     2005        0.885            0.970             17,017
                                                     2004        0.897            0.885            107,994
                                                     2003        0.624            0.897            111,827
                                                     2002        1.000            0.624              9,994

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02)...................................  2006        0.955            1.105             16,772
                                                     2005        0.921            0.955             37,932
                                                     2004        0.898            0.921             70,179
                                                     2003        0.739            0.898             71,689
                                                     2002        1.000            0.739            102,057

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.534            1.717                 --
                                                     2005        1.502            1.534            237,592
                                                     2004        1.332            1.502            247,135
                                                     2003        1.000            1.332             80,414

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)......  2006        1.229            1.426          1,799,672
                                                     2005        1.204            1.229          2,575,093
                                                     2004        1.132            1.204          3,132,904
                                                     2003        0.829            1.132          2,830,329
                                                     2002        1.127            0.829          1,972,141
                                                     2001        1.000            1.127            277,708

  LMPVPI Investors Subaccount (Class I) (10/01)....  2006        1.261            1.463            702,579
                                                     2005        1.205            1.261          1,173,271
                                                     2004        1.112            1.205          1,380,340
                                                     2003        0.856            1.112            997,741
                                                     2002        1.134            0.856            806,373
                                                     2001        1.000            1.134             76,156

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02)...........................................  2006        1.154            1.180            109,686
                                                     2005        1.117            1.154            153,668
                                                     2004        1.132            1.117            294,225
                                                     2003        0.798            1.132             90,125
                                                     2002        1.000            0.798             14,568

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/01)..........................................  2006        1.369            1.515            502,492
                                                     2005        1.329            1.369            983,324
                                                     2004        1.176            1.329          1,076,083
                                                     2003        0.805            1.176          1,094,670
                                                     2002        1.255            0.805            354,038
                                                     2001        1.000            1.255              3,283

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00)...........................................  2006        1.200            1.309             55,251
                                                     2005        1.113            1.200             56,448
                                                     2004        1.039            1.113             65,449
                                                     2003        0.755            1.039             48,254
                                                     2002        1.000            0.755              2,659

  LMPVPII Equity Index Subaccount (Class II)
  (10/01)..........................................  2006        1.208            1.365          1,061,629
                                                     2005        1.180            1.208          1,239,450
                                                     2004        1.091            1.180          2,117,905
                                                     2003        0.870            1.091          2,036,010
                                                     2002        1.141            0.870            903,725
                                                     2001        1.000            1.141             46,322

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPII Growth and Income Subaccount (Class I)
  (9/02)...........................................  2006        1.103            1.218             13,761
                                                     2005        1.085            1.103             17,623
                                                     2004        1.019            1.085             19,509
                                                     2003        0.798            1.019             31,671
                                                     2002        1.000            0.798             16,195

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.996            1.018            273,132
                                                     2005        0.991            0.996            453,573
                                                     2004        0.998            0.991            429,944
                                                     2003        1.000            0.998            109,660

  LMPVPIII Social Awareness Stock Subaccount
  (3/05)...........................................  2006        1.107            1.170                 --
                                                     2005        1.080            1.107                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.391            1.601            353,400
                                                     2005        1.372            1.391            395,149
                                                     2004        1.241            1.372            374,495
                                                     2003        1.000            1.241            244,664

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.625            1.790            540,138
                                                     2005        1.529            1.625            961,887
                                                     2004        1.256            1.529            710,264
                                                     2003        1.000            1.256            316,447

Managed Assets Trust
  Managed Assets Trust (9/04)......................  2006        1.096            1.130                 --
                                                     2005        1.075            1.096                 --
                                                     2004        1.015            1.075                 --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        1.434            1.363            231,949

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.331            1.401            218,415

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.336            1.412            178,351

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.271            1.353                 --

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.492            1.641            427,771

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.282            1.312             98,813

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Legg Mason Partners Managed Assets
  Subaccount (Class A) (4/06)......................  2006        1.130            1.192                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.270            1.329            243,952

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.076            537,046

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.070              9,137

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.359            1.340            369,237

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.281            1.269              1,699

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.262            1.393            113,433

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.218            687,855

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.460            1.567             13,451

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.092            1.147                168

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.122            1.160            939,707

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.027            536,318

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.885            0.862            762,364

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)...........................................  2006        0.995            1.016            129,414
                                                     2006        1.000            0.995            152,587

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.212            1.227          1,173,634

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.428            1.462          1,625,768

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.059             76,739

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.041            129,591

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.047              3,377

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.053             54,976

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.058          3,744,117

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.311            1.399          6,782,019

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.049            703,434

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.067            298,379

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)......................  2006        1.084            1.150             55,171

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        1.035            1.069              5,154

Money Market Portfolio
  Money Market Subaccount (5/02)...................  2006        0.987            0.995                 --
                                                     2005        0.977            0.987            150,830
                                                     2004        0.986            0.977            673,304
                                                     2003        0.996            0.986            855,860
                                                     2002        1.000            0.996            802,446

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (9/04)...................................  2006        1.111            1.329                 --
                                                     2005        1.071            1.111                 --
                                                     2004        0.987            1.071                 --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.119            1.107          1,144,215
                                                     2005        1.117            1.119          1,495,964
                                                     2004        1.045            1.117          2,231,285
                                                     2003        1.000            1.045          1,039,141

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01)...................................  2006        1.146            1.169          7,635,347
                                                     2005        1.140            1.146         10,573,072
                                                     2004        1.107            1.140         14,158,270
                                                     2003        1.074            1.107         14,489,686
                                                     2002        1.003            1.074          8,698,076
                                                     2001        1.000            1.003            284,980

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)..........................................  2006        1.228            1.339             58,001
                                                     2005        1.167            1.228             84,952
                                                     2004        1.105            1.167            165,358
                                                     2003        0.853            1.105            176,949
                                                     2002        1.233            0.853            126,575
                                                     2001        1.000            1.233             19,152

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)......................................  2006        1.458            1.828            502,241
                                                     2005        1.323            1.458            375,153
                                                     2004        1.160            1.323            516,700
                                                     2003        0.919            1.160            603,425
                                                     2002        1.138            0.919            285,369
                                                     2001        1.000            1.138             52,475

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)..........................................  2006        1.874            2.157            619,859
                                                     2005        1.783            1.874            844,247
                                                     2004        1.439            1.783          1,134,138
                                                     2003        0.980            1.439          1,081,087
                                                     2002        1.221            0.980            712,422
                                                     2001        1.000            1.221             16,781

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)..........................................  2006        1.277            1.359                 --
                                                     2005        1.196            1.277            434,982
                                                     2004        1.144            1.196            595,498
                                                     2003        0.901            1.144            327,479
                                                     2002        1.206            0.901             82,566
                                                     2001        1.000            1.206              3,553

  Travelers Convertible Securities Subaccount
  (6/02)...........................................  2006        1.193            1.270                 --
                                                     2005        1.211            1.193            311,252
                                                     2004        1.160            1.211          2,407,328
                                                     2003        0.936            1.160            639,427
                                                     2002        1.000            0.936            170,593

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02)...........................................  2006        1.314            1.434                 --
                                                     2005        1.191            1.314            256,661
                                                     2004        1.042            1.191            266,416
                                                     2003        0.793            1.042            313,401
                                                     2002        1.000            0.793             58,105

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Equity Income Subaccount (11/01).......  2006        1.360            1.428                 --
                                                     2005        1.326            1.360          2,251,835
                                                     2004        1.229            1.326          2,433,328
                                                     2003        0.955            1.229          1,969,032
                                                     2002        1.130            0.955            718,818
                                                     2001        1.000            1.130             27,813

  Travelers Federated High Yield Subaccount
  (8/02)...........................................  2006        1.300            1.331                 --
                                                     2005        1.291            1.300            745,362
                                                     2004        1.191            1.291            991,656
                                                     2003        0.991            1.191            960,744
                                                     2002        1.000            0.991             93,591

  Travelers Federated Stock Subaccount (9/02)......  2006        1.100            1.138                 --
                                                     2005        1.064            1.100             77,154
                                                     2004        0.980            1.064             79,394
                                                     2003        0.782            0.980             84,271
                                                     2002        1.000            0.782             17,425

  Travelers Large Cap Subaccount (10/01)...........  2006        1.177            1.212                 --
                                                     2005        1.103            1.177          1,103,383
                                                     2004        1.055            1.103            915,748
                                                     2003        0.862            1.055            794,841
                                                     2002        1.138            0.862            226,191
                                                     2001        1.000            1.138             36,628

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)................................  2006        1.108            1.177                 --
                                                     2005        1.045            1.108                 --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)................................  2006        1.019            1.022                 --
                                                     2005        1.000            1.019             86,058

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)................................  2006        1.053            1.090                 --
                                                     2005        1.000            1.053             78,054

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.086            1.132                 --
                                                     2005        1.017            1.086          3,561,326

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05)...................  2006        1.030            1.049                 --
                                                     2005        1.011            1.030                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Mercury Large Cap Core Subaccount
  (12/01)..........................................  2006        1.259            1.336                 --
                                                     2005        1.145            1.259            194,233
                                                     2004        1.006            1.145            273,915
                                                     2003        0.846            1.006            172,694
                                                     2002        1.151            0.846            159,360
                                                     2001        1.000            1.151                614

  Travelers MFS(R) Mid Cap Growth Subaccount
  (6/02)...........................................  2006        0.837            0.885                 --
                                                     2005        0.827            0.837          1,016,433
                                                     2004        0.738            0.827            768,481
                                                     2003        0.549            0.738            783,843
                                                     2002        1.000            0.549            222,429

  Travelers MFS(R) Total Return Subaccount
  (10/01)..........................................  2006        1.271            1.311                 --
                                                     2005        1.258            1.271          9,648,193
                                                     2004        1.150            1.258         10,625,367
                                                     2003        1.005            1.150          9,375,765
                                                     2002        1.081            1.005          4,154,038
                                                     2001        1.000            1.081            348,528

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.169            1.262                 --
                                                     2005        1.119            1.169            108,277
                                                     2004        0.972            1.119                 --

  Travelers Mondrian International Stock Subaccount
  (8/02)...........................................  2006        1.300            1.492                 --
                                                     2005        1.209            1.300            424,780
                                                     2004        1.064            1.209            404,686
                                                     2003        0.843            1.064            261,140
                                                     2002        1.000            0.843             35,971

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.377            1.460                 --
                                                     2005        1.324            1.377             25,462
                                                     2004        1.213            1.324             30,145
                                                     2003        1.000            1.213             22,941

  Travelers Pioneer Mid Cap Value Subaccount
  (6/05)...........................................  2006        1.038            1.092                 --
                                                     2005        1.000            1.038                209

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.112            1.122                 --
                                                     2005        1.092            1.112            176,162
                                                     2004        0.983            1.092              7,354

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Quality Bond Subaccount (6/02).........  2006        1.121            1.110                 --
                                                     2005        1.124            1.121            760,051
                                                     2004        1.108            1.124          1,333,327
                                                     2003        1.055            1.108          1,212,574
                                                     2002        1.000            1.055            544,484

  Travelers Strategic Equity Subaccount (11/01)....  2006        1.056            1.101                 --
                                                     2005        1.054            1.056            738,970
                                                     2004        0.974            1.054            840,779
                                                     2003        0.749            0.974            875,861
                                                     2002        1.148            0.749            654,693
                                                     2001        1.000            1.148            122,403

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)................................  2006        1.113            1.281                 --
                                                     2005        1.000            1.113                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.109            1.271                 --
                                                     2005        1.005            1.109                 --

  Travelers U.S. Government Securities Subaccount
  (5/04)...........................................  2006        1.075            1.035                 --
                                                     2005        1.049            1.075              4,894
                                                     2004        0.984            1.049                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02)...........................................  2006        1.158            1.319            675,931
                                                     2005        1.133            1.158            784,448
                                                     2004        0.983            1.133          1,107,608
                                                     2003        0.766            0.983          1,094,511
                                                     2002        1.000            0.766            665,542

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02)...........................................  2006        0.963            1.010             53,468
                                                     2005        0.909            0.963             66,019
                                                     2004        0.893            0.909             66,034
                                                     2003        0.723            0.893             71,388
                                                     2002        1.000            0.723             78,186

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02)...........................................  2006        1.412            1.545            486,927
                                                     2005        1.233            1.412            537,353
                                                     2004        1.091            1.233            796,095
                                                     2003        0.867            1.091            530,106
                                                     2002        1.000            0.867            290,464

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02).........................  2006        1.247            1.393            171,791
                                                     2005        1.053            1.247            173,750
                                                     2004        1.059            1.053            191,175
                                                     2003        0.863            1.059            189,423
                                                     2002        1.000            0.863            163,295

  VIP Mid Cap Subaccount (Service Class 2) (5/02)..  2006        1.643            1.813          1,263,253
                                                     2005        1.418            1.643          1,771,018
                                                     2004        1.159            1.418          1,933,959
                                                     2003        0.854            1.159          1,521,044
                                                     2002        1.000            0.854            558,775






                         SEPARATE ACCOUNT CHARGES 2.55%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.073               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)..........................................  2006        1.080            1.131               --
                                                     2005        1.049            1.080               --
                                                     2004        1.000            1.049               --

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)................................  2006        1.184            1.146               --
                                                     2005        1.057            1.184               --
                                                     2004        1.000            1.057               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.237            1.452           13,901
                                                     2005        1.112            1.237               --
                                                     2004        1.000            1.112               --

  American Funds Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.229            1.320          110,364
                                                     2005        1.085            1.229          111,863
                                                     2004        1.000            1.085              758

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)..........................................  2006        1.097            1.233           44,828
                                                     2005        1.064            1.097           20,129
                                                     2004        1.000            1.064              766

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Capital Appreciation Fund
  Capital Appreciation Fund (6/02).................  2006        1.346            1.328               --
                                                     2005        1.168            1.346               --
                                                     2004        1.000            1.168               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/02)...........................................  2006        1.603            2.071               --
                                                     2005        1.285            1.603               --
                                                     2004        1.000            1.285               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02)...........................................  2006        1.344            1.738               --
                                                     2005        1.286            1.344               --
                                                     2004        1.000            1.286               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02)...................................  2006        1.039            1.180               --
                                                     2005        1.021            1.039               --
                                                     2004        1.000            1.021               --

  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (6/02)..........................  2006        1.127            1.140           10,895
                                                     2005        1.092            1.127            6,832
                                                     2004        1.000            1.092               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.198            1.299               --
                                                     2005        1.116            1.198               --
                                                     2004        1.000            1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.200            1.334               --
                                                     2005        1.118            1.200            7,071
                                                     2004        1.000            1.118              740

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.184            1.367               --
                                                     2005        1.099            1.184           12,050
                                                     2004        1.000            1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        1.566            1.955            9,036
                                                     2005        1.260            1.566           10,108
                                                     2004        1.000            1.260           11,772

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)................................  2006        1.240            1.468           98,345
                                                     2005        1.155            1.240          106,151
                                                     2004        1.000            1.155           63,377

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02).................................  2006        1.187            1.409               --
                                                     2005        1.118            1.187           59,083
                                                     2004        1.000            1.118               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).....................  2006        1.061            1.082               --
                                                     2005        1.075            1.061              257
                                                     2004        1.000            1.075              246

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02)...........................................  2006        1.120            1.153               --
                                                     2005        1.067            1.120               --
                                                     2004        1.000            1.067               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)..........................  2006        1.136            1.178               --
                                                     2005        1.038            1.136               --
                                                     2004        1.000            1.038               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02)...................................  2006        1.143            1.202               --
                                                     2005        1.051            1.143               --
                                                     2004        1.000            1.051               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02)...................................  2006        1.117            1.285               --
                                                     2005        1.086            1.117               --
                                                     2004        1.000            1.086               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.140            1.269               --
                                                     2005        1.125            1.140           85,885
                                                     2004        1.000            1.125           64,090

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)......  2006        1.071            1.233               --
                                                     2005        1.056            1.071               --
                                                     2004        1.000            1.056               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPI Investors Subaccount (Class I) (10/01)....  2006        1.120            1.291               --
                                                     2005        1.078            1.120               --
                                                     2004        1.000            1.078               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02)...........................................  2006        1.015            1.031               --
                                                     2005        0.990            1.015               --
                                                     2004        1.000            0.990               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/01)..........................................  2006        1.191            1.309               --
                                                     2005        1.165            1.191               --
                                                     2004        1.000            1.165               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00)...........................................  2006        1.128            1.222               --
                                                     2005        1.053            1.128               --
                                                     2004        1.000            1.053               --

  LMPVPII Equity Index Subaccount (Class II)
  (10/01)..........................................  2006        1.086            1.219               --
                                                     2005        1.069            1.086               --
                                                     2004        1.000            1.069               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02)...........................................  2006        1.075            1.178               --
                                                     2005        1.064            1.075               --
                                                     2004        1.000            1.064               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.995            1.009               --
                                                     2005        0.997            0.995               --
                                                     2004        1.000            0.997               --

  LMPVPIII Social Awareness Stock Subaccount
  (3/05)...........................................  2006        1.093            1.148               --
                                                     2005        1.023            1.093               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.106            1.264               --
                                                     2005        1.098            1.106            7,639
                                                     2004        1.000            1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.223            1.338           76,096
                                                     2005        1.159            1.223           77,371
                                                     2004        1.000            1.159           63,332

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Managed Assets Trust
  Managed Assets Trust (9/04)......................  2006        1.084            1.115               --
                                                     2005        1.070            1.084               --
                                                     2004        1.013            1.070               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        1.334            1.262               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.101            1.153               --

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.298            1.366           64,367

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.263            1.337               --

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.398            1.531               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.328            1.353               --

  MIST Legg Mason Partners Managed Assets
  Subaccount (Class A) (4/06)......................  2006        1.115            1.171               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.082            1.127               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.071               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.065               --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.185            1.164               --

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.272            1.255               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.258            1.381           57,453

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.212               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.193            1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.085            1.134               --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.122            1.155               --

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.022          116,093

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.136            1.102               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)...........................................  2006        1.002            1.018          158,944
                                                     2006        1.000            1.002               --

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.140            1.148               --

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.174            1.197               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.054           30,598

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.043               --

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.048          286,616

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.053          224,275

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.131            1.201           48,342

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.044           36,993

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.062               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)......................  2006        1.082            1.142              272

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        1.047            1.077              282

Money Market Portfolio
  Money Market Subaccount (5/02)...................  2006        0.996            1.002               --
                                                     2005        0.993            0.996               --
                                                     2004        1.000            0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (9/04)...................................  2006        1.094            1.302               --
                                                     2005        1.062            1.094               --
                                                     2004        0.981            1.062               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.061            1.042           69,629
                                                     2005        1.066            1.061           64,499
                                                     2004        1.000            1.066           60,172

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01)...................................  2006        1.042            1.055              288
                                                     2005        1.043            1.042              261
                                                     2004        1.000            1.043              249

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)..........................................  2006        1.114            1.206               --
                                                     2005        1.066            1.114               --
                                                     2004        1.000            1.066               --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)......................................  2006        1.266            1.577               --
                                                     2005        1.158            1.266               --
                                                     2004        1.000            1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)..........................................  2006        1.243            1.422           12,587
                                                     2005        1.192            1.243           16,915
                                                     2004        1.000            1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)..........................................  2006        1.117            1.185               --
                                                     2005        1.053            1.117               --
                                                     2004        1.000            1.053               --

  Travelers Convertible Securities Subaccount
  (6/02)...........................................  2006        1.019            1.082               --
                                                     2005        1.041            1.019               --
                                                     2004        1.000            1.041               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02)...........................................  2006        1.225            1.334               --
                                                     2005        1.118            1.225               --
                                                     2004        1.000            1.118               --

  Travelers Equity Income Subaccount (11/01).......  2006        1.121            1.174               --
                                                     2005        1.101            1.121               --
                                                     2004        1.000            1.101               --

  Travelers Federated High Yield Subaccount
  (8/02)...........................................  2006        1.077            1.101               --
                                                     2005        1.077            1.077               --
                                                     2004        1.000            1.077               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Federated Stock Subaccount (9/02)......  2006        1.107            1.143               --
                                                     2005        1.078            1.107               --
                                                     2004        1.000            1.078               --

  Travelers Large Cap Subaccount (10/01)...........  2006        1.110            1.140               --
                                                     2005        1.047            1.110               --
                                                     2004        1.000            1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)................................  2006        1.103            1.169               --
                                                     2005        1.044            1.103           26,398

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)................................  2006        1.015            1.015               --
                                                     2005        1.000            1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)................................  2006        1.049            1.083               --
                                                     2005        1.000            1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.081            1.124               --
                                                     2005        1.017            1.081          456,630

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05)...................  2006        1.026            1.043               --
                                                     2005        1.010            1.026               --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)..........................................  2006        1.227            1.298               --
                                                     2005        1.123            1.227           79,209
                                                     2004        1.000            1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (6/02)...........................................  2006        1.077            1.136               --
                                                     2005        1.072            1.077               --
                                                     2004        1.000            1.072               --

  Travelers MFS(R) Total Return Subaccount
  (10/01)..........................................  2006        1.099            1.131               --
                                                     2005        1.095            1.099           82,443
                                                     2004        1.000            1.095              983

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.168            1.258               --
                                                     2005        1.125            1.168               --
                                                     2004        1.000            1.125               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Mondrian International Stock Subaccount
  (8/02)...........................................  2006        1.221            1.398               --
                                                     2005        1.144            1.221               --
                                                     2004        1.000            1.144               --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.128            1.193               --
                                                     2005        1.092            1.128               --
                                                     2004        1.000            1.092               --

  Travelers Pioneer Mid Cap Value Subaccount
  (6/05)...........................................  2006        1.034            1.085               --
                                                     2005        1.000            1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.114            1.122               --
                                                     2005        1.103            1.114               --
                                                     2004        1.000            1.103               --

  Travelers Quality Bond Subaccount (6/02).........  2006        1.021            1.009               --
                                                     2005        1.031            1.021               --
                                                     2004        1.000            1.031               --

  Travelers Strategic Equity Subaccount (11/01)....  2006        1.091            1.135               --
                                                     2005        1.097            1.091               --
                                                     2004        1.000            1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)................................  2006        1.109            1.272               --
                                                     2005        1.000            1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.104            1.263               --
                                                     2005        1.004            1.104               --

  Travelers U.S. Government Securities Subaccount
  (5/04)...........................................  2006        1.090            1.047               --
                                                     2005        1.071            1.090              252
                                                     2004        1.000            1.071              242

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02)...........................................  2006        1.147            1.297           83,915
                                                     2005        1.130            1.147           80,902
                                                     2004        1.000            1.130               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02)...........................................  2006        1.090            1.135               --
                                                     2005        1.036            1.090               --
                                                     2004        1.000            1.036               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02)...........................................  2006        1.258            1.366            9,111
                                                     2005        1.106            1.258           54,738
                                                     2004        1.000            1.106               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02).........................  2006        1.222            1.356               --
                                                     2005        1.039            1.222               --
                                                     2004        1.000            1.039               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)..  2006        1.410            1.546           26,678
                                                     2005        1.226            1.410           46,585
                                                     2004        1.000            1.226           19,636






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                                   APPENDIX C

--------------------------------------------------------------------------------





                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each Underlying Fund and, where applicable, the former name and new name of the Trust of which the Underlying Fund is part.



UNDERLYING FUND NAME CHANGES






                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
  INC.                                           INC.
  Legg Mason Partners Variable Social          Legg Mason Partners Variable Social Awareness
     Awareness Stock Portfolio                      Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Federated High Yield Portfolio -- Class A    BlackRock High Yield Portfolio -- Class A
  Janus Capital Appreciation                   Janus Forty Portfolio -- Class A
     Portfolio -- Class A
  Mercury Large-Cap Core Portfolio -- Class A  BlackRock Large-Cap Core Portfolio -- Class A





UNDERLYING FUND MERGERS/REORGANIZATIONS


The following former Underlying Funds were merged with and into the new Underlying Funds and/or were reorganized into a new trust.




         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  INC.
  Legg Mason Partners Variable All Cap         Legg Mason Partners Variable Fundamental
     Portfolio -- Class I                           Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
  INC.                                           INC.
  Legg Mason Partners Variable Large Cap       Legg Mason Partners Variable Large Cap Growth
     Growth Portfolio --  Class I                   Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Investors       Legg Mason Partners Variable Investors
     Portfolio -- Class I                           Portfolio -- Class I
  Legg Mason Partners Variable Small Cap       Legg Mason Partners Variable Small Cap Growth
     Growth Portfolio --  Class I                   Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
                                                 INC.
  Legg Mason Partners Variable Aggressive      Legg Mason Partners Variable Aggressive
     Growth Portfolio --  Class I                   Growth Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  Legg Mason Partners Variable Growth and      Legg Mason Partners Variable Appreciation
     Income Portfolio -- Class I                    Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Fundamental     Legg Mason Partners Variable Fundamental
     Value Portfolio --  Class I                    Value Portfolio -- Class I
  Legg Mason Partners Variable Appreciation    Legg Mason Partners Variable Appreciation
     Portfolio -- Class I                           Portfolio -- Class I
  Legg Mason Partners Variable Equity Index    Legg Mason Partners Variable Equity Index
     Portfolio -- Class II                          Portfolio -- Class II
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Large Cap       Legg Mason Partners Variable Large Cap Growth
     Growth Portfolio                               Portfolio
  Legg Mason Partners Variable Aggressive      Legg Mason Partners Variable Aggressive
     Growth Portfolio --   Class                    Growth Portfolio -- Class II
  Legg Mason Partners Variable Social          Legg Mason Partners Variable Social Awareness
     Awareness Portfolio                            Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Adjustable      Legg Mason Partners Variable Adjustable Rate
     Rate Income Portfolio                          Income Portfolio

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------

METROPOLITAN SERIES FUND, INC.                 MET INVESTORS SERIES TRUST
  Western Asset Management High Yield Bond     BlackRock High Yield Portfolio -- Class A
     Portfolio -- Class A
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Pioneer Mid-Cap Value Portfolio -- Class A   Lazard Mid-Cap Portfolio -- Class B




UNDERLYING FUND SUBSTITUTIONS


The following new Underlying Funds were substituted for the former Underlying Funds




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


AIM VARIABLE INSURANCE FUNDS                   METROPOLITAN SERIES FUND, INC.
  AIM V.I. Core Equity Fund -- Series I        Capital Guardian U.S. Equity Portfolio --
                                                    Class A
CREDIT SUISSE TRUST                            MET INVESTORS SERIES TRUST
  Credit Suisse Trust Emerging Markets         MFS(R) Emerging Markets Equity Portfolio --
     Portfolio                                      Class A
LAZARD RETIREMENT SERIES, INC.                 MET INVESTORS SERIES TRUST
  Lazard Retirement Small Cap                  Third Avenue Small Cap Value
     Portfolio -- Service Shares                    Portfolio -- Class B
LORD ABBETT SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Lord Abbett Series Growth and Income         Lord Abbett Growth and Income
     Portfolio -- Class VC                          Portfolio -- Class B
  Lord Abbett Series Mid Cap Value             Lord Abbett Mid-Cap Value Portfolio -- Class
     Portfolio -- Class VC                          B
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  Real Return Portfolio -- Administrative      PIMCO Inflation Protected Bond
     Class                                          Portfolio -- Class A
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT International Equity               MFS(R) Research International
     Fund -- Class IB                               Portfolio -- Class B
  Putnam VT Small Cap Value Fund -- Class IB   Third Avenue Small Cap Value
                                                    Portfolio -- Class B




UNDERLYING FUND SHARE CLASS EXCHANGE


The following former Underlying Fund share class was exchanged into the new Underlying Fund share class.




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core Portfolio -- Class  BlackRock Large-Cap Core Portfolio -- Class E
     A



                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------


                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.


The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.


Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.


Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS


You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.



Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX E

--------------------------------------------------------------------------------




               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated April 30, 2007 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-04-08-81-82-83, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-04-08-81-82-83.


Name: -------------------------------------------------

Address: ----------------------------------------------


CHECK BOX:


[ ] MIC-Book-04-08-81-82-83

[ ] MLAC-Book-04-08-81-82-83

               PORTFOLIO ARCHITECT L VARIABLE ANNUITY PROSPECTUS:


           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



This prospectus describes PORTFOLIO ARCHITECT L VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after April 30, 2007 are:








AMERICAN FUNDS INSURANCE SERIES -- CLASS 2         Lazard Mid-Cap Portfolio -- Class B
  American Funds Global Growth Fund                Legg Mason Partners Managed Assets
  American Funds Growth Fund                          Portfolio -- Class A
  American Funds Growth-Income Fund                Lord Abbett Bond Debenture
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL           Portfolio -- Class A
  SHARES                                           Lord Abbett Growth and Income
  Dreyfus Variable Investment                         Portfolio -- Class B
     Fund -- Appreciation Portfolio                Lord Abbett Mid-Cap Value
  Dreyfus Variable Investment                         Portfolio -- Class B
     Fund -- Developing Leaders Portfolio          Met/AIM Capital Appreciation
FIDELITY(R) VARIABLE INSURANCE                        Portfolio -- Class A
  PRODUCTS -- SERVICE CLASS 2                      Met/AIM Small Cap Growth Portfolio -- Class
  VIP Contrafund(R) Portfolio                         A
  VIP Mid Cap Portfolio                            MFS(R) Value Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Neuberger Berman Real Estate
  TRUST -- CLASS 2                                    Portfolio -- Class A
  Templeton Developing Markets Securities          PIMCO Inflation Protected Bond
     Fund                                             Portfolio -- Class A
  Templeton Foreign Securities Fund                Pioneer Fund Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               Pioneer Strategic Income Portfolio -- Class
  Global Technology Portfolio                         A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Third Avenue Small Cap Value
  Legg Mason Partners Variable Aggressive             Portfolio -- Class B
     Growth Portfolio -- Class I                 METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Appreciation        BlackRock Aggressive Growth
     Portfolio -- Class I                             Portfolio -- Class D
  Legg Mason Partners Variable Equity Index        BlackRock Bond Income Portfolio -- Class A
     Portfolio -- Class II                         BlackRock Money Market Portfolio -- Class A
  Legg Mason Partners Variable Fundamental         FI Large Cap Portfolio -- Class A
     Value Portfolio -- Class I                    FI Value Leaders Portfolio -- Class D
  Legg Mason Partners Variable Investors           MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class I                          Oppenheimer Global Equity
  Legg Mason Partners Variable Large Cap              Portfolio -- Class B
     Growth Portfolio -- Class I                   Western Asset Management U.S. Government
  Legg Mason Partners Variable Small Cap              Portfolio -- Class A
     Growth Portfolio -- Class I                 PIMCO VARIABLE INSURANCE
  Legg Mason Partners Variable Social              TRUST -- ADMINISTRATIVE CLASS
     Awareness Portfolio                           Total Return Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST        VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
  Legg Mason Partners Variable Adjustable          Comstock Portfolio
     Rate Income Portfolio
MET INVESTORS SERIES TRUST                       METROPOLITAN SERIES FUND, INC. -- ASSET
  Batterymarch Mid-Cap Stock                       ALLOCATION PORTFOLIOS -- CLASS B
     Portfolio -- Class A                          MetLife Aggressive Allocation Portfolio
  BlackRock High Yield Portfolio -- Class A        MetLife Conservative Allocation Portfolio
  BlackRock Large-Cap Core Portfolio -- Class      MetLife Conservative to Moderate Allocation
     E                                                Portfolio
  Dreman Small-Cap Value Portfolio -- Class A      MetLife Moderate Allocation Portfolio
  Harris Oakmark International                     MetLife Moderate to Aggressive Allocation
     Portfolio -- Class A                             Portfolio
  Janus Forty Portfolio -- Class A





-------


+ Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.



The Contract is not available to new purchasers.



This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2007. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-874-1225 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                         PROSPECTUS DATED APRIL 30, 2007

                                TABLE OF CONTENTS





Glossary................................      3
Summary.................................      4
Fee Table...............................      8
Condensed Financial Information.........     13
The Annuity Contract....................     13
  Contract Owner Inquiries..............     14
  Purchase Payments.....................     14
  Accumulation Units....................     14
  The Variable Funding Options..........     15
The Fixed Account.......................     19
Charges and Deductions..................     19
  General...............................     19
  Withdrawal Charge.....................     20
  Free Withdrawal Allowance.............     21
  Transfer Charge.......................     21
  Administrative Charges................     21
  Mortality and Expense Risk Charge.....     21
  Variable Liquidity Benefit Charge.....     21
  Enhanced Stepped-Up Provision Charge..     22
  Guaranteed Minimum Withdrawal Benefit
     Charge.............................     22
  Guaranteed Minimum Accumulation
     Benefit Charge.....................     22
  Variable Funding Option Expenses......     22
  Premium Tax...........................     22
  Changes in Taxes Based upon Premium or
     Value..............................     22
Transfers...............................     22
  Market Timing/Excessive Trading.......     23
  Dollar Cost Averaging.................     25
Access to Your Money....................     25
  Systematic Withdrawals................     26
Ownership Provisions....................     26
  Types of Ownership....................     26
     Contract Owner.....................     26
     Beneficiary........................     27
     Annuitant..........................     27
Death Benefit...........................     27
  Death Proceeds before the Maturity
     Date...............................     27
  Enhanced Stepped-Up Provision.........     30
  Payment of Proceeds...................     30
  Spousal Contract Continuance..........     32
  Beneficiary Contract Continuance......     32
  Planned Death Benefit.................     33
  Death Proceeds after Maturity Date....     33
Living Benefits.........................     33
  Guaranteed Minimum Withdrawal
     Benefit............................     33
  Guaranteed Minimum Accumulation
     Benefit............................     40
The Annuity Period......................     45
  Maturity Date.........................     45
  Allocation of Annuity.................     45
  Variable Annuity......................     46
  Fixed Annuity.........................     46
Payment Options.........................     46
  Election of Options...................     46
  Annuity Options.......................     47
  Variable Liquidity Benefit............     47
Miscellaneous Contract Provisions.......     47
  Right to Return.......................     47
  Termination...........................     48
  Required Reports......................     48
  Suspension of Payments................     48
The Separate Accounts...................     48
  Performance Information...............     49
Federal Tax Considerations..............     49
  General Taxation of Annuities.........     50
  Types of Contracts: Qualified and Non-
     qualified..........................     50
  Qualified Annuity Contracts...........     50
     Taxation of Qualified Annuity
       Contracts........................     51
     Mandatory Distributions for
       Qualified Plans..................     51
     Individual Retirement Annuities....     52
     Roth IRAs..........................     52
     TSAs (ERISA and non-ERISA).........     52
  Non-qualified Annuity Contracts.......     54
     Diversification Requirements for
       Variable Annuities...............     55
     Ownership of the Investments.......     56
     Taxation of Death Benefit
       Proceeds.........................     56
  Other Tax Considerations..............     56
     Treatment of Charges for Optional
       Benefits.........................     56
     Puerto Rico Tax Considerations.....     56
     Non-Resident Aliens................     57
     Tax Credits and Deductions.........     57
Other Information.......................     57
  The Insurance Companies...............     57
  Financial Statements..................     57
  Distribution of Variable Annuity
     Contracts..........................     57
  Conformity with State and Federal
     Laws...............................     59
  Voting Rights.........................     60
  Restrictions on Financial
     Transactions.......................     60
  Legal Proceedings.....................     60
Appendix A: Condensed Financial
  Information for MetLife of CT Separate
  Account Nine..........................    A-1
Appendix B: Condensed Financial
  Information for MetLife of CT Separate
  Account Ten...........................    B-1
Appendix C: Additional Information
  Regarding Underlying Funds............    C-1
Appendix D: The Fixed Account...........    D-1
Appendix E: Contents of the Statement of
  Additional Information................    E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 990014, Hartford, CT 06199-0014. For Purchase Payments and (if applicable) loan repayments, our Home Office address is:
MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.


PAYMENT OPTION -- an annuity option elected under your Contract.


PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 408A of the Code.


SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.


YOU, YOUR -- "You" is, the Contract Owner, and a natural person, a trust established for the benefit of a natural person, or a charitable remainder trust.

                                    SUMMARY:

                     PORTFOLIO ARCHITECT L VARIABLE ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine "); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract and/or certain optional benefits may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.


The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.



During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.



WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.



The Contract is not available to new purchasers. However, you may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.




CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.60% for the Deferred Annual Step-Up, 1.70% for the Annual Step-Up and 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after four full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.


If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.



If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted each business day from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").



HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.


     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to them in a lump sum.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

     - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES



WITHDRAWAL CHARGE.......................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)





TRANSFER CHARGE.........................................   $10(2)
(assessed on transfers that exceed 12 per year)





VARIABLE LIQUIDITY BENEFIT CHARGE.......................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                 1 year               6%
         1 year                 2 years               5%
         2 years                3 years               4%
         3 years                4 years               3%
        4+ years                                      0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                 1 year               6%
         1 year                 2 years               5%
         2 years                3 years               4%
         3 years                4 years               3%
        4+ years                                      0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.60% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:




                                             DEFERRED ANNUAL STEP UP    ANNUAL STEP-UP DEATH
                                            DEATH BENEFIT "STANDARD"           BENEFIT          ROLL-UP DEATH BENEFIT
                                            ------------------------    --------------------    ---------------------


Mortality and Expense Risk Charge.......            1.60%(5)                  1.70%(5)                 1.90%(5)
Administrative Expense Charge...........            0.15%                     0.15%                    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
  WITH NO OPTIONAL FEATURES SELECTED....            1.75%                     1.85%                    2.05%
Optional E.S.P. Charge..................            0.20%                     0.20%                    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
  WITH E.S.P. ONLY SELECTED.............            1.95%                     2.05%                    2.25%
Optional GMAB Charge....................            0.50%                     0.50%                    0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
  WITH GMAB ONLY SELECTED...............            2.25%                     2.35%                    2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
  WITH E.S.P. AND GMAB SELECTED(6)......            2.45%                     2.55%                    2.75%
Optional GMWB I Charge (maximum upon
  reset)................................            1.00%(7)                  1.00%(7)                 1.00%(7)
Optional GMWB II Charge (maximum upon
  reset)................................            1.00%(7)                  1.00%(7)                 1.00%(7)
Optional GMWB III Charge................            0.25%                     0.25%                    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
  WITH GMWB I ONLY SELECTED.............            2.75%                     2.85%                    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
  WITH GMWB II ONLY SELECTED............            2.75%                     2.85%                    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
  WITH GMWB III ONLY SELECTED...........            2.00%                     2.10%                    2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
  WITH E.S.P. AND GMWB I SELECTED.......            2.95%                     3.05%                    3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
  WITH E.S.P. AND GMWB II SELECTED......            2.95%                     3.05%                    3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
  WITH E.S.P. AND GMWB III SELECTED.....            2.20%                     2.30%                    2.50%



---------

(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc., 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust, an amount equal to the underlying fund expenses that are in excess of 0.91% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust an amount equal to the underlying fund expenses there are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio of the Met Investors Series Trust, and an amount equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust.

(6)   GMAB and GMWB cannot both be elected.
(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2006 (unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-874-1225.





Minimum and Maximum Total Annual Underlying Fund Operating Expenses




                                                                        MINIMUM   MAXIMUM
                                                                        -------   -------


TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or
service (12b-1) fees, and other expenses)                                 0.38%     1.72%





UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)




                                                                               CONTRACTUAL
                                         DISTRIBUTION               TOTAL          FEE               NET TOTAL
                                            AND/OR                  ANNUAL       WAIVER                ANNUAL
                           MANAGEMENT  SERVICE (12B-1)    OTHER   OPERATING  AND/OR EXPENSE          OPERATING
UNDERLYING FUND:               FEE           FEES       EXPENSES   EXPENSES   REIMBURSEMENT          EXPENSES*
----------------           ----------  ---------------  --------  ---------  --------------  -------------------------


AMERICAN FUNDS INSURANCE
  SERIES
  American Funds Global
     Growth Fund -- Class
     2...................     0.55%         0.25%         0.03%     0.83%           --          0.83%
  American Funds Growth
     Fund -- Class 2.....     0.32%         0.25%         0.02%     0.59%           --          0.59%
  American Funds Growth-
     Income Fund -- Class
     2...................     0.27%         0.25%         0.01%     0.53%           --          0.53%
DREYFUS VARIABLE
  INVESTMENT FUND
  Dreyfus Variable
     Investment
     Fund -- Appreciation
     Portfolio -- Initial
     Shares..............     0.75%           --          0.07%     0.82%           --          0.82%
  Dreyfus Variable
     Investment
     Fund -- Developing
     Leaders
     Portfolio -- Initial
     Shares..............     0.75%           --          0.07%     0.82%           --          0.82%
FIDELITY(R) VARIABLE
  INSURANCE PRODUCTS
  VIP Contrafund(R)
     Portfolio -- Service
     Class 2.............     0.57%         0.25%         0.09%     0.91%           --          0.91%
  VIP Dynamic Capital
     Appreciation
     Portfolio -- Service
     Class 2+............     0.56%         0.25%         0.24%     1.05%           --          1.05%
  VIP Mid Cap
     Portfolio -- Service
     Class 2.............     0.57%         0.25%         0.11%     0.93%           --          0.93%
FRANKLIN TEMPLETON
  VARIABLE INSURANCE
  PRODUCTS TRUST
  Templeton Developing
     Markets Securities
     Fund -- Class 2.....     1.23%         0.25%         0.24%     1.72%           --          1.72%
  Templeton Foreign
     Securities
     Fund -- Class 2.....     0.63%         0.25%         0.18%     1.06%         0.03%         1.03%(1)
JANUS ASPEN SERIES
  Global Life Sciences
     Portfolio -- Service
     Shares+.............     0.64%         0.25%         0.46%     1.35%           --          1.35%
  Global Technology
     Portfolio -- Service
     Shares..............     0.64%         0.25%         0.21%     1.10%           --          1.10%(2)(13)
  Worldwide Growth
     Portfolio -- Service
     Shares+.............     0.60%         0.25%         0.05%     0.90%           --          0.90%(2)
LEGG MASON PARTNERS
  VARIABLE EQUITY TRUST
  Legg Mason Partners
     Variable Aggressive
     Growth
     Portfolio -- Class
     I++.................     0.75%           --          0.02%     0.77%           --          0.77%
  Legg Mason Partners
     Variable
     Appreciation
     Portfolio -- Class
     I...................     0.70%           --          0.02%     0.72%           --          0.72%(12)
  Legg Mason Partners
     Variable Equity
     Index
     Portfolio -- Class
     II..................     0.31%         0.25%         0.03%     0.59%           --          0.59%
  Legg Mason Partners
     Variable Fundamental
     Value
     Portfolio -- Class
     I...................     0.75%           --          0.02%     0.77%           --          0.77%
  Legg Mason Partners
     Variable Investors
     Portfolio -- Class
     I...................     0.65%           --          0.07%     0.72%           --          0.72%
  Legg Mason Partners
     Variable Large Cap
     Growth
     Portfolio -- Class
     I++.................     0.75%           --          0.04%     0.79%           --          0.79%
  Legg Mason Partners
     Variable Small Cap
     Growth
     Portfolio -- Class
     I...................     0.75%           --          0.21%     0.96%           --          0.96%
  Legg Mason Partners
     Variable Social
     Awareness
     Portfolio++.........     0.66%           --          0.12%     0.78%           --          0.78%
LEGG MASON PARTNERS
  VARIABLE INCOME TRUST
  Legg Mason Partners
     Variable Adjustable
     Rate Income
     Portfolio++.........     0.55%         0.25%         0.22%     1.02%           --          1.02%

                                                                               CONTRACTUAL
                                         DISTRIBUTION               TOTAL          FEE               NET TOTAL
                                            AND/OR                  ANNUAL       WAIVER                ANNUAL
                           MANAGEMENT  SERVICE (12B-1)    OTHER   OPERATING  AND/OR EXPENSE          OPERATING
UNDERLYING FUND:               FEE           FEES       EXPENSES   EXPENSES   REIMBURSEMENT          EXPENSES*
----------------           ----------  ---------------  --------  ---------  --------------  -------------------------

MET INVESTORS SERIES
  TRUST
  Batterymarch Mid-Cap
     Stock
     Portfolio -- Class
     A...................     0.70%           --          0.11%     0.81%           --          0.81%(3)
  BlackRock High Yield
     Portfolio -- Class
     A...................     0.60%           --          0.32%     0.92%           --          0.92%(3)(4)(14)
  BlackRock Large-Cap
     Core
     Portfolio -- Class
     E...................     0.63%         0.15%         0.22%     1.00%           --          1.00%(3)(4)(11)(14)
  Dreman Small-Cap Value
     Portfolio -- Class
     A...................     0.82%           --          0.37%     1.19%         0.09%         1.10%(3)(5)(14)
  Harris Oakmark
     International
     Portfolio -- Class
     A...................     0.78%           --          0.13%     0.91%           --          0.91%(3)
  Janus Forty
     Portfolio -- Class
     A...................     0.65%           --          0.06%     0.71%           --          0.71%(3)(14)
  Lazard Mid-Cap
     Portfolio -- Class
     B...................     0.70%         0.25%         0.06%     1.01%           --          1.01%(3)
  Legg Mason Partners
     Managed Assets
     Portfolio -- Class
     A...................     0.50%           --          0.11%     0.61%           --          0.61%(3)(14)
  Lord Abbett Bond
     Debenture
     Portfolio -- Class
     A...................     0.50%           --          0.04%     0.54%           --          0.54%(3)
  Lord Abbett Growth and
     Income
     Portfolio -- Class
     B...................     0.50%         0.25%         0.03%     0.78%           --          0.78%(3)
  Lord Abbett Mid-Cap
     Value
     Portfolio -- Class
     B...................     0.68%         0.25%         0.07%     1.00%           --          1.00%(3)
  Met/AIM Capital
     Appreciation
     Portfolio -- Class
     A++.................     0.77%           --          0.09%     0.86%           --          0.86%(3)(4)(6)(14)
  Met/AIM Small Cap
     Growth
     Portfolio -- Class
     A...................     0.87%           --          0.06%     0.93%           --          0.93%(3)(4)
  MFS(R) Research
     International
     Portfolio -- Class
     B+..................     0.72%         0.25%         0.14%     1.11%           --          1.11%(3)
  MFS(R) Value
     Portfolio -- Class
     A...................     0.73%           --          0.23%     0.96%           --          0.96%(3)(4)(14)
  Neuberger Berman Real
     Estate
     Portfolio -- Class
     A...................     0.64%           --          0.04%     0.68%           --          0.68%(3)
  PIMCO Inflation
     Protected Bond
     Portfolio -- Class
     A...................     0.50%           --          0.05%     0.55%           --          0.55%(3)
  Pioneer Fund
     Portfolio -- Class
     A...................     0.75%           --          0.30%     1.05%         0.05%         1.00%(3)(5)(14)
  Pioneer Strategic
     Income
     Portfolio -- Class
     A++.................     0.70%           --          0.12%     0.82%           --          0.82%(3)(4)(6)(14)
  Third Avenue Small Cap
     Value
     Portfolio -- Class
     B...................     0.74%         0.25%         0.04%     1.03%           --          1.03%(3)
METROPOLITAN SERIES FUND,
  INC.
  BlackRock Aggressive
     Growth
     Portfolio -- Class
     D...................     0.72%         0.10%         0.06%     0.88%           --          0.88%
  BlackRock Bond Income
     Portfolio -- Class
     A...................     0.39%           --          0.07%     0.46%         0.01%         0.45%(7)
  BlackRock Money Market
     Portfolio -- Class
     A...................     0.34%           --          0.04%     0.38%         0.01%         0.37%(8)
  FI Large Cap
     Portfolio -- Class
     A...................     0.78%           --          0.06%     0.84%           --          0.84%(9)
  FI Value Leaders
     Portfolio -- Class
     D...................     0.64%         0.10%         0.07%     0.81%           --          0.81%
  MFS(R) Total Return
     Portfolio -- Class
     F...................     0.53%         0.20%         0.05%     0.78%           --          0.78%(9)
  Oppenheimer Global
     Equity
     Portfolio -- Class
     B...................     0.53%         0.25%         0.09%     0.87%           --          0.87%
  T. Rowe Price Large Cap
     Growth
     Portfolio -- Class
     B+..................     0.60%         0.25%         0.08%     0.93%           --          0.93%
  Western Asset
     Management U.S.
     Government
     Portfolio -- Class
     A...................     0.50%           --          0.07%     0.57%           --          0.57%
PIMCO VARIABLE INSURANCE
  TRUST
  Total Return
     Portfolio -- Admi-
     nistrative Class....     0.25%           --          0.40%     0.65%           --          0.65%
VAN KAMPEN LIFE
  INVESTMENT TRUST
  Comstock
     Portfolio -- Class
     II..................     0.56%         0.25%         0.03%     0.84%           --          0.84%
  Enterprise
     Portfolio -- Class
     II+.................     0.50%         0.25%         0.18%     0.93%           --          0.93%








                                                                                                                     NET TOTAL
                                                                                                                       ANNUAL
                                                                                                                     OPERATING
                                                                                         CONTRACTUAL                  EXPENSES
                                                    DISTRIBUTION               TOTAL      FEE WAIVER   NET TOTAL     INCLUDING
                                                       AND/OR                  ANNUAL       AND/OR       ANNUAL      UNDERLYING
                                      MANAGEMENT  SERVICE (12b-1)    OTHER   OPERATING     EXPENSE     OPERATING        FUND
UNDERLYING FUND:                          FEE           FEES       EXPENSES   EXPENSES  REIMBURSEMENT  EXPENSES*     EXPENSES*
----------------                      ----------  ---------------  --------  ---------  -------------  ---------  ---------------


METROPOLITAN SERIES FUND,
  INC. -- ASSET ALLOCATION
  PORTFOLIOS
  MetLife Conservative Allocation
     Portfolio -- Class B...........     0.10%         0.25%         0.09%     0.44%        0.09%        0.35%       0.96%(10)
  MetLife Conservative to Moderate
     Allocation Portfolio -- Class
     B..............................     0.10%         0.25%         0.02%     0.37%        0.02%        0.35%       1.00%(10)
  MetLife Moderate Allocation
     Portfolio -- Class B...........     0.10%         0.25%         0.01%     0.36%        0.01%        0.35%       1.05%(10)
  MetLife Moderate to Aggressive
     Allocation Portfolio -- Class
     B..............................     0.10%         0.25%         0.01%     0.36%        0.01%        0.35%       1.10%(10)
  MetLife Aggressive Allocation
     Portfolio -- Class B...........     0.10%         0.25%         0.07%     0.42%        0.07%        0.35%       1.10%(10)



---------

* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus, or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+ Not available under all contracts. Availability depends on contract issue date.


++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2006.

NOTES





(1) Other Expenses include 0.03% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year. The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).



(2) The Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table above. Any such adjustment to this fee rate commenced February 2007 and may increase or decrease the management fee rate shown in the table by a variable of up to 0.15%, assuming constant assets. The management fee rate could be even higher or lower than this range, however, depending on asset fluctuations during the measuring period. Because a fee waiver will have a positive effect upon the Portfolio's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.



(3) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.



(4) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.



(5) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses, excluding 12b-1 fees, to 1.10% for Dreman Small-Cap Value Portfolio, 1.30% for MFS(R) Emerging Markets Equity Portfolio and 1.00% for Pioneer Fund Portfolio.



(6) Effective November 1, 2006, the Portfolio's fiscal year end has been changed from October 31 to December 31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.



(7) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.



(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.



(9) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.



(10) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.61% for the MetLife Conservative Allocation Portfolio, 0.65% for the MetLife Conservative to Moderate Allocation Portfolio, 0.70% for the MetLife Moderate Allocation Portfolio, 0.75% for the MetLife Moderate to Aggressive Allocation Portfolio and 0.75% for the MetLife Aggressive Strategy Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.05% for the MetLife Conservative Allocation Portfolio, 1.02% for the MetLife Conservative to Moderate Allocation Portfolio, 1.07% for the MetLife Moderate Allocation Portfolio, 1.11% for the MetLife Moderate to Aggressive Allocation Portfolio and 1.18% for the MetLife Aggressive Strategy Portfolio. Contract and Policy Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Contract or Policy Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)



(11) This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of the Class A shares of the Portfolio.



(12) Other expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.



(13) Other expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.



(14) Other expenses have been reduced to reflect the current Met Investors Series Trust fee schedule as if that schedule had applied to the Portfolio for the entire fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example do not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies in all Contract Years).



                                                                                           IF CONTRACT IS NOT SURRENDERED OR
                                                 IF CONTRACT IS SURRENDERED AT THE          ANNUITIZED AT THE END OF PERIOD
                                                       END OF PERIOD SHOWN:                             SHOWN:
                                          ----------------------------------------------  ----------------------------------
FUNDING OPTION                              1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS
--------------                            ----------  ----------  ----------  ----------  ----------  ----------  ----------


Underlying Fund with Minimum Total
Annual Operating Expenses...............     $ 969       $1477       $1879       $3849       $369        $1117       $1879
Underlying Fund with Maximum Total
Annual Operating Expenses...............      1102        1864        2504        4996        502         1504        2504

                                              IF
                                           CONTRACT
                                            IS NOT
                                            SURREN-
                                           DERED OR
                                          ANNUITIZED
                                          AT THE END
                                           OF PERIOD
                                            SHOWN:
                                          ----------
FUNDING OPTION                             10 YEARS
--------------                            ----------


Underlying Fund with Minimum Total
Annual Operating Expenses...............     $3849
Underlying Fund with Maximum Total
Annual Operating Expenses...............      4996






                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



See Appendices A and B.


                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


Portfolio Architect L Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.


CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-874-1225.


PURCHASE PAYMENTS




You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.



We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")



We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.



We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.


In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the

Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.




PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur in promoting, marketing, and administering the Contracts and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of the Contracts")



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800 874-1225 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:





             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth     Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth            Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth-Income     Seeks both capital appreciation    Capital Research and Management
     Fund -- Class 2               and income.                        Company
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus Variable Investment      Seeks long-term capital growth     The Dreyfus Corporation
     Fund -- Appreciation          consistent with the preservation   Subadvisor: Fayez Sarofim & Co
     Portfolio -- Initial Shares   of capital.  Its secondary goal
                                   is current income.
  Dreyfus Variable Investment      Seeks capital growth.              The Dreyfus Corporation
     Fund -- Developing Leaders
     Portfolio -- Initial Shares
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  VIP Contrafund(R)                Seeks long-term capital            Fidelity Management & Research
     Portfolio -- Service Class 2  appreciation.                      Company
  VIP Dynamic Capital              Seeks capital appreciation.        Fidelity Management & Research
     Appreciation                                                     Company
     Portfolio -- Service Class
     2+
  VIP Mid Cap                      Seeks long-term growth of          Fidelity Management & Research
     Portfolio -- Service Class 2  capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Templeton Developing Markets     Seeks long-term capital            Templeton Asset Management Ltd.
     Securities Fund -- Class 2    appreciation.
  Templeton Foreign Securities     Seeks long-term capital growth.    Templeton Investment Counsel, LLC
     Fund -- Class 2                                                  Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES
  Global Life Sciences             Seeks long-term growth of          Janus Capital Management LLC
     Portfolio -- Service Shares+  capital.
  Global Technology                Seeks capital appreciation; no     Janus Capital Management LLC
     Portfolio -- Service Shares   consideration is given to income.
  Worldwide Growth                 Seeks long-term growth of capital  Janus Capital Management LLC
     Portfolio -- Service Shares+  in a manner consistent with the preservation of capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks long-term capital            Legg Mason Partners Fund Advisor,
     Aggressive Growth             appreciation.                      LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
     Appreciation                  capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks investment results that,     Legg Mason Partners Fund Advisor,
     Equity Index                  before expenses, correspond to     LLC
     Portfolio -- Class II         the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500 Index.              Financial Management, Inc.
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value                                                LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio -- Class  capital. Current income is a       LLC
     I                             secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long term growth of          Legg Mason Partners Fund Advisor,
     Small Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term capital            Legg Mason Partners Fund Advisor,
     Social Awareness Portfolio    appreciation and retention of net  LLC
                                   investment income.                 Subadviser: Legg Mason Investment
                                                                      Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks to provide high current      Legg Mason Partners Fund Advisor,
     Adjustable Rate Income        income and to limit the degree of  LLC
     Portfolio                     fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Stock       Seeks growth of capital.           Met Investors Advisory LLC
     Portfolio -- Class A                                             Subadviser: Batterymarch
                                                                      Financial Management, Inc.
  BlackRock High Yield             Seeks to maximize total return,    Met Investors Advisory LLC
     Portfolio -- Class A          consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  BlackRock Large-Cap Core         Seeks long-term capital growth.    Met Investors Advisory LLC
     Portfolio -- Class E                                             Subadviser: BlackRock Advisors
                                                                      LLC
  Dreman Small-Cap Value           Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class A                                             Subadviser: Dreman Value
                                                                      Management, LLC
  Harris Oakmark International     Seeks long-term capital            Met Investors Advisory LLC
     Portfolio -- Class A          appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        Met Investors Advisory LLC
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Lazard Mid-Cap                   Seeks long-term growth of          Met Investors Advisory, LLC
     Portfolio -- Class B          capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
  Legg Mason Partners Managed      Seeks high total return.           Met Investors Advisory LLC
     Assets Portfolio -- Class A                                      Subadvisers: Batterymarch
                                                                      Financial Management, Inc.,
                                                                      Western Asset Management Company,
                                                                      ClearBridge Advisors, LLC and
                                                                      Legg Mason Global Asset
                                                                      Allocation, LLC
  Lord Abbett Bond Debenture       Seeks to provide high current      Met Investors Advisory LLC
     Portfolio -- Class A          income and the opportunity for     Subadviser: Lord, Abbett & Co.
                                   capital appreciation to produce a  LLC
                                   high total return.
  Lord Abbett Growth and Income    Seeks long-term growth of capital  Met Investors Advisory LLC
     Portfolio -- Class B          and current income without         Subadviser: Lord, Abbett & Co.
                                   excessive fluctuations in the      LLC
                                   market value.
  Lord Abbett Mid-Cap Value        Seeks capital appreciation         Met Investors Advisory LLC
     Portfolio -- Class B          through investments, primarily in  Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class A                                             Subadviser: A I M Advisors, Inc.
  Met/AIM Small Cap Growth         Seeks long-term growth of          Met Investors Advisory LLC
     Portfolio -- Class A          capital.                           Subadviser: A I M Advisors, Inc.
  MFS(R) Research International    Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class B+                                            Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation and     Met Investors Advisory LLC
     A                             reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
  Neuberger Berman Real Estate     Seeks to provide total return      Met Investors Advisory LLC
     Portfolio -- Class A          through investment in real estate  Subadviser: Neuberger Berman
                                   securities, emphasizing both       Management, Inc.
                                   capital appreciation and current
                                   income.
  PIMCO Inflation Protected Bond   Seeks to provide maximum real      Met Investors Advisory LLC
     Portfolio -- Class A          return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        Met Investors Advisory LLC
     A                             capital growth.                    Subadviser: Pioneer Investments
                                                                      Investment Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current      Met Investors Advisory LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investments
                                                                      Investment Management, Inc.
  Third Avenue Small Cap Value     Seeks long-term capital            Met Investors Advisory LLC
     Portfolio -- Class B          appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC.
  BlackRock Bond Income            Seeks competitive total return     MetLife Advisers, LLC
     Portfolio -- Class A          primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC.
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC.
  FI Large Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
     A                             capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  FI Value Leaders                 Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class D          capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  MetLife Aggressive Allocation    Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class B

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  MetLife Conservative to          Seeks high level of current        MetLife Advisers, LLC
     Moderate Allocation           income, with growth of capital as
     Portfolio -- Class B          a secondary objective.
  MetLife Conservative Allocation  Seeks high total return in the     MetLife Advisers, LLC
     Portfolio -- Class B          form of income and growth of
                                   capital, with a greater emphasis
                                   on income.
  MetLife Moderate Allocation      Seeks a balance between a high     MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.           MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: OppenheimerFunds,
                                                                      Inc.
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class B+         and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC
     Government                    consistent with preservation of    Subadviser: Western Asset
     Portfolio -- Class A          capital and maintenance of         Management Company
                                   liquidity.
PIMCO VARIABLE INSURANCE TRUST
  Total Return                     Seeks maximum total return,        Pacific Investment Management
     Portfolio -- Administrative   consistent with preservation of    Company LLC
     Class                         capital and prudent investment
                                   management.
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio -- Class II   Seeks capital growth and income    Van Kampen Asset Management
                                   through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.
  Enterprise Portfolio -- Class    Seeks capital appreciation         Van Kampen Asset Management
     II+                           through investments in securities
                                   believed by the portfolio's
                                   investment adviser to have above-
                                   average potential for capital
                                   appreciation.




    + Not available under all Contracts. Availability depends on Contract issue date.





Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.




                                  FIXED ACCOUNT

--------------------------------------------------------------------------------


We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix D for more information.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL


We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:


     - the ability for you to make withdrawals and surrenders under the Contracts


     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners


     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)


     - administration of the annuity options available under the Contracts and


     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts


     - sales and marketing expenses including commission payments to your registered representative and


     -    other costs of doing business

Risks we assume include:


     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established



     - that the amount of the death benefit will be greater than the Contract Value and



     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted


We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE



We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:






     YEARS SINCE PURCHASE PAYMENT MADE        WITHDRAWAL CHARGE
------------------------------------------    -----------------
GREATER THAN OR EQUAL TO     BUT LESS THAN
------------------------     -------------


         0 years                 1 year               6%
         1 year                 2 years               5%
         2 years                3 years               4%
         3 years                4 years               3%
        4+ years                                      0%




For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:



     (a) any Purchase Payment to which no withdrawal charge applies, then



     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then



     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then



     (d) any Contract earnings.



We will not deduct a withdrawal charge if Purchase Payments are distributed:



     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)



     - if a lifetime annuity payout has begun



     - under the Managed Distribution Program, or



     - if you elect Annuity Payments for a fixed period of at least five years.



Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a partial withdrawal, the amount that you receive may be less than your requested withdrawal amount due to the deduction of applicable taxes and charges, including the withdrawal charge. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will add the amount of the applicable taxes and charges to your requested withdrawal amount.




FREE WITHDRAWAL ALLOWANCE




Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.


Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:



     (1)  from the distribution of death proceeds;



     (2)  after an annuity payout has begun; or



     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.


We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Deferred Annual Step-Up Death Benefit the M&E charge is 1.60% annually. If you choose the Annual Step-Up Death Benefit the M&E charge is 1.70% annually. If you choose the Roll-Up Death Benefit the M&E charge is 1.90%. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


VARIABLE LIQUIDITY BENEFIT CHARGE



If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:




     YEARS SINCE PURCHASE PAYMENT MADE        WITHDRAWAL CHARGE
------------------------------------------    -----------------
GREATER THAN OR EQUAL TO     BUT LESS THAN
------------------------     -------------


         0 years                 1 year               6%
         1 year                 2 years               5%
         2 years                3 years               4%
         3 years                4 years               3%
        4+ years                                      0%




Please refer to "Payment" Options for a description of this benefit.


ENHANCED STEPPED-UP PROVISION CHARGE


If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.



VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request, which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Dreyfus Variable Investment Fund -- Developing Leaders Portfolio, Dreman Small-Cap Value Portfolio, Global Technology Portfolio, Harris Oakmark-International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Third Avenue Small Cap Value Portfolio and Worldwide Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.


In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.


The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.


You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for funds.



You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.



All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program. In that event, transfers will be made from the Money Market Variable Funding Option.


                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request. We may withhold payment of surrender, withdrawal or, if applicable, loan proceeds if any portion of those proceeds would be derived from a personal check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS


Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.



We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.



Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.



MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations".) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.


                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER


The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.


You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.


If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT


The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.



Please note that naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult your agent if you have questions.



Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:


     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)
(NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value on the Death Report Date

     (2)  your Adjusted Purchase Payment (see below) or*

     (3)  the Step-Up Value (if any, as described below)

ANNUAL STEP-UP DEATH BENEFIT
(ONLY DEATH BENEFIT OPTION AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value on the Death Report Date

     (2)  your Adjusted Purchase Payment (see below) or*

     (3)  the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT
(NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)



--------------------------------------------------------------------------------------
If the Annuitant dies before
age 80, the death benefit will
be the greatest of:                 -  the Contract Value on the Death Report Date;
                                    -  your adjusted Purchase Payment (see below)*;
                                    -  the Step-Up Value, if any, as described below
                                    -  the Roll-Up Death Benefit Value (as described
                                       below)
--------------------------------------------------------------------------------------
If the Annuitant dies on or
after age 80, the death benefit
will be the greatest of:            -  the Contract Value on the Death Report Date;
                                    -  your adjusted Purchase Payment (see below) or*
                                    -  the Step-Up Value, if any, as described below,
                                       or
                                    -  the Roll-Up Death Benefit Value (as described
                                       below) on the Annuitant's 80th birthday, plus
                                       any additional Purchase Payments and minus any
                                       partial surrender reductions (as described
                                       below) that occur after the Annuitant's 80th
                                       birthday.
--------------------------------------------------------------------------------------


---------
* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR DEFERRED ANNUAL STEP-UP DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the fourth Contract Date Anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the fourth Contract Date Anniversary, there is no Step-Up Value.

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b)   is any Purchase Payment made during the previous Contract Year

     c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b) is any Purchase Payment made since the previous Contract Date anniversary

     c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

---------
** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

           50,000 X (10,000/55,000) = 9,090

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

           50,000 X (10,000/30,000) = 16,666

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-16,666, or $33,334.

If you have elected GMWB, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable Partial Surrender Reduction, the Partial Surrender Reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your Contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/55,000) = $9,090

You new modified Purchase Payment would be 50,000-9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000-16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS NOT THE         The beneficiary (ies), or if   The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary (ies), or if   The beneficiary elects to      Yes
IS THE ANNUITANT)             none, to the surviving joint   continue the Contract rather
                              owner.                         than receive a distribution.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
THE ANNUITANT)                                               continue the Contract.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary (ies), or if   The spouse elects to           Yes
NOT THE ANNUITANT)            none, to the surviving joint   continue the Contract
                              owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a distribution.

                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS     The beneficiary (ies), or if                                  Yes (Death of
NON-NATURAL ENTITY/TRUST)     none, to the Contract Owner.                                  Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
---------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER/ANNUITANT               The beneficiary (ies), or if   The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a distribution.
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------



---------

* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.



SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)


Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.


If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.



Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.



Please note that spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax adviser before electing this option.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:


     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or


     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.



AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". We may refer to any one of these as GMWB. The availability of each rider is shown below.



--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee       Principal Guarantee       Principal Guarantee
                                                                                                Value
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 21, 2005 if         March 21, 2005 if
                                   March 21, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------


You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.


REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.


ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------


ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.


WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:


                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III


--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL
REDUCTION
(PWR)             N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
                           10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
                                 9,091                  500                           $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT
OF THE
WITHDRAWAL                      $10,000                                               $11,111

                            (10,000>9,091)                                        (11,111>10,000)
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
--------------------------------------------------------------------------------------------------------------------------

                          WITHDRAWAL EXAMPLE FOR GMWB I



--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,909               $4,545          $80,000         $88,889               $4,444

                         [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
                           x10,000/110,000)]     x90,909/100,000)]               x10,000/90,000)]      (88,889/100,000)]
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------




TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.


For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9 , Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.


          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.


     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.


RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.


Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.


Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However the charge may increase if you elect to reset the RBB (the charge will never exceed the guaranteed maximum charge). Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.


INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.



--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------



MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.


Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.


TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.



OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:


     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                     if first withdrawal       if first withdrawal
                                   after 3(rd) anniversary   after 3(rd) anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.


Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.


The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.


     - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.


Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE


--------------------------------------------------------------------------------------------------------------------
                           INCREASING CONTRACT VALUE                           DECLINING CONTRACT VALUE
--------------------------------------------------------------------------------------------------------------------
                                      BASE                                               BASE
                   CONTRACT       CALCULATION                         CONTRACT       CALCULATION
                    VALUE            AMOUNT        BENEFIT BASE        VALUE            AMOUNT        BENEFIT BASE
--------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000      Not Applicable      $100,000         $100,000      Not Applicable
--------------------------------------------------------------------------------------------------------------------
VALUE AS OF
RIDER
MATURITY DATE      $115,000         $100,000         $100,000         $85,000          $100,000         $100,000
--------------------------------------------------------------------------------------------------------------------
AMOUNT
APPLIED TO
CONTRACT
VALUE DUE TO
GMAB RIDER                           $0(1)                                            $15,000(2)
--------------------------------------------------------------------------------------------------------------------


(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.
(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT


--------------------------------------------------------------------------------------------------------------------
                  ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS       ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
--------------------------------------------------------------------------------------------------------------------
                                                       BASE                                               BASE
                   CONTRACT         PURCHASE       CALCULATION        CONTRACT         PURCHASE       CALCULATION
                    VALUE           PAYMENT           AMOUNT           VALUE           PAYMENT           AMOUNT
--------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000         $100,000         $100,000         $100,000         $100,000
--------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE
PAYMENT            $120,000      Not Applicable      $100,000         $120,000      Not Applicable      $100,000
--------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE
PAYMENT            $130,000         $10,000          $110,000         $130,000         $10,000          $100,000
--------------------------------------------------------------------------------------------------------------------


The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT


----------------------------------------------------------------------------------------------------------------------------
                                                    ASSUMING INCREASING CONTRACT VALUE
----------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
----------------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL           $115,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
FOLLOWING
PARTIAL
WITHDRAWAL           $105,000               $90,000               $10,000               $8,696                $10,000
----------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------------
                                                     ASSUMING DECLINING CONTRACT VALUE
----------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
----------------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL            $85,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
FOLLOWING
PARTIAL
WITHDRAWAL            $75,000               $88,235               $10,000               $11,765               $11,765
----------------------------------------------------------------------------------------------------------------------------


INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B.

We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.


You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.


     - If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.



     - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.


Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.


Below is a list of the Subaccounts that are classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.



                  LEGG MASON PARTNERS VARIABLE INCOME TRUST
                    Legg Mason Partners Variable Adjustable Rate Income
                  Portfolio
                  MET INVESTORS SERIES TRUST
                    Pioneer Strategic Income Portfolio
                    PIMCO Inflation Protected Bond Portfolio
                    BlackRock High Yield Portfolio
                  METROPOLITAN SERIES FUND, INC.
                    BlackRock Money Market Portfolio
                    BlackRock Bond Income Portfolio
                    Western Asset Management U.S. Government Portfolio
                  PIMCO VARIABLE INSURANCE TRUST
                    Total Return Portfolio

GMAB RIDER LIQUIDITY OPTION


During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.


This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

          Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

          Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.


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

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

     - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

     - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

     - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

     - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE


Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected[, and any living benefit rider is terminated].


You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender

Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")


VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY


You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.


                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")


The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.


ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. Please note that Option 5 may not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.



Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."


At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA or other Qualified Contract.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.




                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. References to "Separate Account" refer either to Separate Account Nine or Separate Account Ten, depending on the issuer of your Contract. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.



We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.



Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth

IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse consequences.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), OR 408, (INCLUDING IRA OWNERS): While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $45,000 or 100% of pay for each participant in 2007.



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



TSAS (ERISA AND NON-ERISA)



GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.



In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).



Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a proposed prohibition on the use of life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final regulations.



WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:



     - Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);



     - Is directly transferred to another permissible investment under sec.403(b) arrangements;



     -    Relates to amounts that are not salary reduction elective deferrals;



     - Occurs after you die, leave your job or become disabled (as defined by the Code); or



     - Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.



DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:



     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.



     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.



     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).



     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.



     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.



     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.



     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.



Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:



The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.



Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.



In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).



If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").



Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.



Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.



LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.



The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.



Your Contract will indicated whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



     -    a non-taxable return of your Purchase Payment; or



     -    a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.



OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax advisor before selecting any rider or endorsement to the Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT. If you have purchased a Guaranteed Minimum Withdrawal Benefit (GMWB), where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Minimum Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



In the event that the Contract Value goes to zero, and either the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



MetLife reserves the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.



TAX CREDITS AND DEDUCTIONS



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract owners since the Company is the owner of the assets from which the tax benefits are derived.


                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS




DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MetLife Investors Distribution

Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept purchase payments from existing Contract Owners.



COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides if marketing the funds' shares in connection with the Contract.



The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2006, as well as the range of additional compensation paid.



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Registered representatives of our affiliates, MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS


In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.75%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00).................................  2006        0.876            0.855               --
                                                     2005        0.776            0.876            2,359
                                                     2004        0.729            0.776            2,370
                                                     2003        0.601            0.729            2,374
                                                     2002        0.885            0.601               --
                                                     2001        1.000            0.885               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.244            1.472          179,835
                                                     2005        1.110            1.244          189,172
                                                     2004        0.995            1.110           86,407
                                                     2003        0.749            0.995               --
                                                     2002        0.893            0.749               --
                                                     2001        1.000            0.893               --

  American Funds Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.097            1.189          338,528
                                                     2005        0.961            1.097          318,044
                                                     2004        0.869            0.961          142,633
                                                     2003        0.647            0.869              939
                                                     2002        0.871            0.647               --
                                                     2001        1.000            0.871               --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00)...........................................  2006        1.127            1.276          419,397
                                                     2005        1.084            1.127          484,514
                                                     2004        0.999            1.084          471,293
                                                     2003        0.768            0.999               --
                                                     2002        0.957            0.768               --
                                                     2001        1.000            0.957               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Capital Appreciation Fund
  Capital Appreciation Fund (3/02).................  2006        1.302            1.287               --
                                                     2005        1.121            1.302           36,894
                                                     2004        0.954            1.121           20,151
                                                     2003        0.777            0.954           14,371
                                                     2002        1.000            0.777               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02)...........................................  2006        1.709            2.227               --
                                                     2005        1.623            1.709           82,644
                                                     2004        1.257            1.623           59,655
                                                     2003        0.954            1.257           21,110
                                                     2002        1.000            0.954               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02)...................................  2006        1.009            1.154           59,007
                                                     2005        0.983            1.009           57,547
                                                     2004        0.953            0.983           47,720
                                                     2003        0.800            0.953            9,791
                                                     2002        1.000            0.800               --

  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (3/02)..........................  2006        1.108            1.130           91,096
                                                     2005        1.066            1.108           86,036
                                                     2004        0.974            1.066           43,035
                                                     2003        0.753            0.974               --
                                                     2002        1.000            0.753               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.305            1.419               --
                                                     2005        1.205            1.305           14,627
                                                     2004        1.074            1.205               --
                                                     2003        1.000            1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.302            1.451               --
                                                     2005        1.203            1.302            4,729
                                                     2004        1.067            1.203               --
                                                     2003        1.000            1.067               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.246            1.450               --
                                                     2005        1.147            1.246           89,615
                                                     2004        1.036            1.147           60,112
                                                     2003        0.843            1.036               --
                                                     2002        1.000            0.843               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.217            2.791           66,893
                                                     2005        1.770            2.217           60,250
                                                     2004        1.444            1.770           12,110
                                                     2003        1.000            1.444            1,599

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00).................................  2006        1.172            1.398           55,180
                                                     2005        1.082            1.172           17,880
                                                     2004        0.929            1.082               --
                                                     2003        0.715            0.929               --
                                                     2002        0.894            0.715               --
                                                     2001        1.000            0.894               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02).................................  2006        1.251            1.497               --
                                                     2005        1.169            1.251          127,988
                                                     2004        1.026            1.169           71,930
                                                     2003        0.790            1.026               --
                                                     2002        1.000            0.790               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).....................  2006        1.063            1.086               --
                                                     2005        1.067            1.063           20,761
                                                     2004        1.000            1.067            7,175

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02)...........................................  2006        1.148            1.186               --
                                                     2005        1.085            1.148               --
                                                     2004        1.020            1.085               --
                                                     2003        0.913            1.020               --
                                                     2002        1.000            0.913               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)..........................  2006        1.129            1.180               --
                                                     2005        1.023            1.129               --
                                                     2004        0.911            1.023               --
                                                     2003        0.735            0.911               --
                                                     2002        1.000            0.735               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02)...................................  2006        0.973            1.031               --
                                                     2005        0.888            0.973               --
                                                     2004        0.898            0.888               --
                                                     2003        0.624            0.898               --
                                                     2002        1.000            0.624               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02)...................................  2006        0.958            1.110           38,894
                                                     2005        0.924            0.958           39,609
                                                     2004        0.899            0.924           26,988
                                                     2003        0.740            0.899           15,086
                                                     2002        1.000            0.740               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.538            1.723               --
                                                     2005        1.505            1.538           35,017
                                                     2004        1.333            1.505           32,700
                                                     2003        1.000            1.333            4,014

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).......  2006        1.029            1.194           76,703
                                                     2005        1.006            1.029           91,691
                                                     2004        0.946            1.006           69,554
                                                     2003        0.692            0.946              867
                                                     2002        0.940            0.692               --
                                                     2001        1.000            0.940               --

  LMPVPI Investors Subaccount (Class I) (1/01).....  2006        1.038            1.206           12,597
                                                     2005        0.991            1.038           12,123
                                                     2004        0.914            0.991           11,028
                                                     2003        0.703            0.914               --
                                                     2002        0.929            0.703               --
                                                     2001        1.000            0.929               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02)...........................................  2006        1.158            1.186           26,595
                                                     2005        1.120            1.158           72,253
                                                     2004        1.134            1.120           43,196
                                                     2003        0.799            1.134           19,756
                                                     2002        1.000            0.799               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00)...........................................  2006        1.021            1.131           42,497
                                                     2005        0.990            1.021           47,768
                                                     2004        0.875            0.990           19,847
                                                     2003        0.598            0.875            3,414
                                                     2002        0.933            0.598               --
                                                     2001        1.000            0.933               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02)...........................................  2006        1.205            1.315           20,199
                                                     2005        1.116            1.205           86,829
                                                     2004        1.041            1.116           79,033
                                                     2003        0.756            1.041               --
                                                     2002        1.000            0.756               --

  LMPVPII Equity Index Subaccount (Class II)
  (6/00)...........................................  2006        0.969            1.096          278,413
                                                     2005        0.946            0.969          283,227
                                                     2004        0.873            0.946          169,018
                                                     2003        0.695            0.873           46,366
                                                     2002        0.912            0.695               --
                                                     2001        1.000            0.912               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02)...........................................  2006        1.107            1.223            6,353
                                                     2005        1.087            1.107            6,345
                                                     2004        1.021            1.087            6,486
                                                     2003        0.798            1.021            1,109
                                                     2002        1.000            0.798               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.998            1.021           33,871
                                                     2005        0.992            0.998           34,886
                                                     2004        0.998            0.992           12,693
                                                     2003        1.000            0.998               --

  LMPVPIII Social Awareness Stock Subaccount
  (5/04)...........................................  2006        1.109            1.173               --
                                                     2005        1.081            1.109               --
                                                     2004        1.000            1.081            3,000

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.394            1.607           50,360
                                                     2005        1.374            1.394           53,274
                                                     2004        1.242            1.374           31,692
                                                     2003        1.000            1.242            5,319

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.629            1.797           71,200
                                                     2005        1.532            1.629           66,229
                                                     2004        1.257            1.532           49,838
                                                     2003        1.000            1.257            5,215

Managed Assets Trust
  Managed Assets Trust (5/04)......................  2006        1.098            1.132               --
                                                     2005        1.076            1.098           11,212
                                                     2004        1.000            1.076           14,156

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        1.440            1.370           28,260

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.337            1.408          108,779

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.006            1.064           20,396

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.272            1.355               --

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.498            1.649           10,133

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.287            1.318           68,089

  MIST Legg Mason Partners Managed Assets
  Subaccount (Class A) (4/06)......................  2006        1.132            1.195          125,482

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.275            1.335           97,371

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.077          106,742

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.071               --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        0.998            0.985           13,764

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.282            1.271               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.265            1.396           53,563

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.219          147,640

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.464            1.573           17,885

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.093            1.149            3,492

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.124            1.163           37,803

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.028           62,217

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.888            0.866           37,157

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)...........................................  2006        1.115            1.157          192,781

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)...........................................  2006        0.999            1.020           14,619
                                                     2006        1.000            0.999           14,997

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        0.942            0.954           44,963

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.188            1.218           79,261

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.059               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.042               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.048           92,679

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.053          157,570

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.058          116,550

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.186            1.267          224,893

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.050          138,167

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.068            2,049

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)......................  2006        1.086            1.153           17,449

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        1.037            1.072            7,319

Money Market Portfolio
  Money Market Subaccount (3/02)...................  2006        0.991            0.999               --
                                                     2005        0.980            0.991           14,838
                                                     2004        0.987            0.980           20,771
                                                     2003        0.997            0.987               --
                                                     2002        1.000            0.997               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)...................................  2006        1.113            1.333               --
                                                     2005        1.071            1.113            4,369
                                                     2004        1.000            1.071            2,000

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.122            1.111          159,557
                                                     2005        1.119            1.122          225,080
                                                     2004        1.045            1.119          230,481
                                                     2003        1.000            1.045               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.195            1.219          190,200
                                                     2005        1.187            1.195          160,259
                                                     2004        1.151            1.187           69,698
                                                     2003        1.115            1.151               --
                                                     2002        1.041            1.115               --
                                                     2001        1.000            1.041               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.153            1.448               --
                                                     2005        1.046            1.153               --
                                                     2004        0.916            1.046               --
                                                     2003        0.725            0.916               --
                                                     2002        0.897            0.725               --
                                                     2001        1.000            0.897               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.585            1.827           53,411
                                                     2005        1.507            1.585           55,446
                                                     2004        1.215            1.507            8,394
                                                     2003        0.826            1.215               --
                                                     2002        1.029            0.826               --
                                                     2001        1.000            1.029               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01)...........................................  2006        0.938            0.998               --
                                                     2005        0.877            0.938           19,283
                                                     2004        0.838            0.877           12,441
                                                     2003        0.660            0.838               --
                                                     2002        0.882            0.660               --
                                                     2001        1.000            0.882               --

  Travelers Convertible Securities Subaccount
  (3/02)...........................................  2006        1.197            1.275               --
                                                     2005        1.214            1.197          210,951
                                                     2004        1.162            1.214          304,688
                                                     2003        0.937            1.162              960
                                                     2002        1.000            0.937               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02)...........................................  2006        1.319            1.440               --
                                                     2005        1.194            1.319           27,733
                                                     2004        1.043            1.194           10,427
                                                     2003        0.794            1.043               --
                                                     2002        1.000            0.794               --

  Travelers Equity Income Subaccount (10/00).......  2006        1.132            1.188               --
                                                     2005        1.102            1.132          117,232
                                                     2004        1.021            1.102          217,227
                                                     2003        0.792            1.021            1,123
                                                     2002        0.936            0.792               --
                                                     2001        1.000            0.936               --

  Travelers Federated High Yield Subaccount
  (3/02)...........................................  2006        1.304            1.337               --
                                                     2005        1.294            1.304          110,378
                                                     2004        1.193            1.294           63,731
                                                     2003        0.992            1.193               --
                                                     2002        1.000            0.992               --

  Travelers Federated Stock Subaccount (3/02)......  2006        1.104            1.142               --
                                                     2005        1.066            1.104            4,791
                                                     2004        0.982            1.066          135,468
                                                     2003        0.783            0.982               --
                                                     2002        1.000            0.783               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Large Cap Subaccount (6/00)............  2006        0.914            0.942               --
                                                     2005        0.856            0.914           27,487
                                                     2004        0.818            0.856           24,729
                                                     2003        0.668            0.818           24,729
                                                     2002        0.880            0.668               --
                                                     2001        1.000            0.880               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)................................  2006        1.109            1.178               --
                                                     2005        1.000            1.109               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)................................  2006        1.020            1.023               --
                                                     2005        1.007            1.020               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.054            1.091               --
                                                     2005        1.008            1.054           24,396

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.087            1.133               --
                                                     2005        1.000            1.087           67,304

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)...................  2006        1.030            1.050               --
                                                     2005        1.000            1.030            6,911

  Travelers Mercury Large Cap Core Subaccount
  (6/00)...........................................  2006        0.948            1.006               --
                                                     2005        0.861            0.948           24,001
                                                     2004        0.756            0.861            4,740
                                                     2003        0.635            0.756               --
                                                     2002        0.863            0.635               --
                                                     2001        1.000            0.863               --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (3/02)...........................................  2006        0.840            0.888               --
                                                     2005        0.829            0.840           36,089
                                                     2004        0.740            0.829           18,766
                                                     2003        0.549            0.740            1,104
                                                     2002        1.000            0.549               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers MFS(R) Total Return Subaccount (7/00)..  2006        1.150            1.186               --
                                                     2005        1.137            1.150          280,001
                                                     2004        1.038            1.137          366,021
                                                     2003        0.906            1.038            4,840
                                                     2002        0.973            0.906               --
                                                     2001        1.000            0.973               --

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.171            1.265               --
                                                     2005        1.120            1.171           40,963
                                                     2004        1.000            1.120           29,551

  Travelers Mondrian International Stock Subaccount
  (3/02)...........................................  2006        1.305            1.498               --
                                                     2005        1.212            1.305           14,258
                                                     2004        1.066            1.212               --
                                                     2003        0.843            1.066               --
                                                     2002        1.000            0.843               --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.381            1.464               --
                                                     2005        1.326            1.381           18,377
                                                     2004        1.214            1.326           17,677
                                                     2003        1.000            1.214               --

  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)...........................................  2006        1.039            1.093               --
                                                     2005        1.036            1.039            3,410

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.114            1.124               --
                                                     2005        1.093            1.114           22,766
                                                     2004        1.000            1.093               --

  Travelers Quality Bond Subaccount (3/02).........  2006        1.126            1.115               --
                                                     2005        1.127            1.126          232,922
                                                     2004        1.110            1.127          213,616
                                                     2003        1.056            1.110               --
                                                     2002        1.000            1.056               --

  Travelers Strategic Equity Subaccount (6/00).....  2006        0.784            0.818               --
                                                     2005        0.782            0.784           19,848
                                                     2004        0.722            0.782           19,856
                                                     2003        0.554            0.722            1,584
                                                     2002        0.849            0.554               --
                                                     2001        1.000            0.849               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)................................  2006        1.114            1.282               --
                                                     2005        1.027            1.114               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.110            1.272               --
                                                     2005        1.000            1.110               --

  Travelers U.S. Government Securities Subaccount
  (5/04)...........................................  2006        1.076            1.037               --
                                                     2005        1.050            1.076           10,989
                                                     2004        1.000            1.050            2,000

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02)...........................................  2006        1.162            1.326           64,191
                                                     2005        1.136            1.162           72,327
                                                     2004        0.985            1.136           37,765
                                                     2003        0.766            0.985               --
                                                     2002        1.000            0.766               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02)...........................................  2006        0.967            1.014               --
                                                     2005        0.912            0.967               --
                                                     2004        0.894            0.912               --
                                                     2003        0.724            0.894               --
                                                     2002        1.000            0.724               --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class 2)
  (3/02)...........................................  2006        1.418            1.552          102,556
                                                     2005        1.237            1.418          110,785
                                                     2004        1.093            1.237           64,992
                                                     2003        0.867            1.093               --
                                                     2002        1.000            0.867               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02).........................  2006        1.252            1.400            8,873
                                                     2005        1.055            1.252               --
                                                     2004        1.061            1.055               --
                                                     2003        0.864            1.061               --
                                                     2002        1.000            0.864               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)..  2006        1.650            1.822          142,333
                                                     2005        1.422            1.650          164,487
                                                     2004        1.161            1.422          102,705
                                                     2003        0.855            1.161              710
                                                     2002        1.000            0.855               --

                         SEPARATE ACCOUNT CHARGES 2.75%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00).................................  2006        1.180            1.141               --
                                                     2005        1.056            1.180               --
                                                     2004        1.000            1.056               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.233            1.444               --
                                                     2005        1.111            1.233               --
                                                     2004        1.000            1.111               --

  American Funds Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.225            1.313               --
                                                     2005        1.083            1.225               --
                                                     2004        1.000            1.083               --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00)...........................................  2006        1.094            1.226            3,613
                                                     2005        1.063            1.094            3,617
                                                     2004        1.000            1.063               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02).................  2006        1.342            1.323               --
                                                     2005        1.167            1.342           21,166
                                                     2004        1.000            1.167               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02)...........................................  2006        1.340            1.729               --
                                                     2005        1.285            1.340           10,634
                                                     2004        1.000            1.285               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02)...................................  2006        1.036            1.174           10,171
                                                     2005        1.020            1.036           10,171
                                                     2004        1.000            1.020               --

  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (3/02)..........................  2006        1.123            1.134               --
                                                     2005        1.091            1.123               --
                                                     2004        1.000            1.091               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.195            1.294               --
                                                     2005        1.114            1.195            3,401
                                                     2004        1.000            1.114               --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.197            1.329               --
                                                     2005        1.117            1.197               --
                                                     2004        1.000            1.117               --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.181            1.360               --
                                                     2005        1.098            1.181               --
                                                     2004        1.000            1.098               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        1.561            1.945            7,876
                                                     2005        1.259            1.561            7,876
                                                     2004        1.000            1.259               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00).................................  2006        1.236            1.461            9,241
                                                     2005        1.154            1.236            9,241
                                                     2004        1.000            1.154               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02).................................  2006        1.183            1.402               --
                                                     2005        1.117            1.183               --
                                                     2004        1.000            1.117               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).....................  2006        1.058            1.078               --
                                                     2005        1.073            1.058               --
                                                     2004        1.000            1.073               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02)...........................................  2006        1.117            1.149               --
                                                     2005        1.066            1.117               --
                                                     2004        1.000            1.066               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)..........................  2006        1.133            1.172               --
                                                     2005        1.036            1.133               --
                                                     2004        1.000            1.036               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02)...................................  2006        1.140            1.196               --
                                                     2005        1.050            1.140               --
                                                     2004        1.000            1.050               --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02)...................................  2006        1.114            1.278               --
                                                     2005        1.085            1.114               --
                                                     2004        1.000            1.085               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.137            1.263               --
                                                     2005        1.123            1.137               --
                                                     2004        1.000            1.123               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).......  2006        1.068            1.227               --
                                                     2005        1.055            1.068               --
                                                     2004        1.000            1.055               --

  LMPVPI Investors Subaccount (Class I) (1/01).....  2006        1.116            1.285               --
                                                     2005        1.077            1.116               --
                                                     2004        1.000            1.077               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02)...........................................  2006        1.012            1.026               --
                                                     2005        0.988            1.012               --
                                                     2004        1.000            0.988               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00)...........................................  2006        1.187            1.303            8,856
                                                     2005        1.163            1.187            8,856
                                                     2004        1.000            1.163               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02)...........................................  2006        1.125            1.215               --
                                                     2005        1.052            1.125               --
                                                     2004        1.000            1.052               --

  LMPVPII Equity Index Subaccount (Class II)
  (6/00)...........................................  2006        1.083            1.213               --
                                                     2005        1.067            1.083               --
                                                     2004        1.000            1.067               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02)...........................................  2006        1.072            1.172               --
                                                     2005        1.063            1.072               --
                                                     2004        1.000            1.063               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.992            1.004               --
                                                     2005        0.996            0.992               --
                                                     2004        1.000            0.996               --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Social Awareness Stock Subaccount
  (5/04)...........................................  2006        1.090            1.142               --
                                                     2005        1.073            1.090               --
                                                     2004        1.000            1.073               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.102            1.258               --
                                                     2005        1.097            1.102               --
                                                     2004        1.000            1.097               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.219            1.332            3,255
                                                     2005        1.158            1.219            3,259
                                                     2004        1.000            1.158               --

Managed Assets Trust
  Managed Assets Trust (5/04)......................  2006        1.080            1.110               --
                                                     2005        1.069            1.080               --
                                                     2004        1.000            1.069               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        1.329            1.256               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.097            1.147               --

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.293            1.359               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.260            1.333               --

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.393            1.523               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.323            1.346           21,166

  MIST Legg Mason Partners Managed Assets
  Subaccount (Class A) (4/06)......................  2006        1.110            1.165               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.078            1.121               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *...............................  2006        1.001            1.069               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.064               --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.181            1.158           25,212

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.270            1.251               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.253            1.374               --

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.211           15,298

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.189            1.269               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.083            1.131               --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.118            1.149               --

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.021               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.132            1.097               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)...........................................  2006        1.005            1.036               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)...........................................  2006        0.998            1.013           12,844
                                                     2006        1.000            0.998           12,874

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.136            1.142               --

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.170            1.191               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.052               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.035               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.041               --

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.046               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.051               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.126            1.195               --

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.043            4,413

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.061               --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)......................  2006        1.078            1.136               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        1.043            1.071               --

Money Market Portfolio
  Money Market Subaccount (3/02)...................  2006        0.993            0.998               --
                                                     2005        0.992            0.993           12,874
                                                     2004        1.000            0.992               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)...................................  2006        1.091            1.296               --
                                                     2005        1.060            1.091               --
                                                     2004        1.000            1.060               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.058            1.036            3,156
                                                     2005        1.065            1.058            3,160
                                                     2004        1.000            1.065               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.039            1.049               --
                                                     2005        1.042            1.039               --
                                                     2004        1.000            1.042               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.263            1.569               --
                                                     2005        1.157            1.263               --
                                                     2004        1.000            1.157               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.240            1.415               --
                                                     2005        1.190            1.240               --
                                                     2004        1.000            1.190               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01)...........................................  2006        1.113            1.181               --
                                                     2005        1.052            1.113           25,212
                                                     2004        1.000            1.052               --

  Travelers Convertible Securities Subaccount
  (3/02)...........................................  2006        1.016            1.078               --
                                                     2005        1.040            1.016               --
                                                     2004        1.000            1.040               --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02)...........................................  2006        1.221            1.329               --
                                                     2005        1.116            1.221               --
                                                     2004        1.000            1.116               --

  Travelers Equity Income Subaccount (10/00).......  2006        1.118            1.170               --
                                                     2005        1.100            1.118               --
                                                     2004        1.000            1.100               --

  Travelers Federated High Yield Subaccount
  (3/02)...........................................  2006        1.074            1.097               --
                                                     2005        1.076            1.074               --
                                                     2004        1.000            1.076               --

  Travelers Federated Stock Subaccount (3/02)......  2006        1.104            1.138               --
                                                     2005        1.077            1.104               --
                                                     2004        1.000            1.077               --

  Travelers Large Cap Subaccount (6/00)............  2006        1.106            1.136               --
                                                     2005        1.046            1.106               --
                                                     2004        1.000            1.046               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)................................  2006        1.102            1.167               --
                                                     2005        1.000            1.102               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)................................  2006        1.014            1.013               --
                                                     2005        1.006            1.014               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.047            1.081               --
                                                     2005        1.007            1.047               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.080            1.122               --
                                                     2005        1.000            1.080               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)...................  2006        1.025            1.041               --
                                                     2005        1.000            1.025               --

  Travelers Mercury Large Cap Core Subaccount
  (6/00)...........................................  2006        1.223            1.293               --
                                                     2005        1.122            1.223               --
                                                     2004        1.000            1.122               --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers MFS(R) Mid Cap Growth Subaccount
  (3/02)...........................................  2006        1.074            1.132               --
                                                     2005        1.071            1.074               --
                                                     2004        1.000            1.071               --

  Travelers MFS(R) Total Return Subaccount (7/00)..  2006        1.095            1.126               --
                                                     2005        1.093            1.095               --
                                                     2004        1.000            1.093               --

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.164            1.253               --
                                                     2005        1.124            1.164               --
                                                     2004        1.000            1.124               --

  Travelers Mondrian International Stock Subaccount
  (3/02)...........................................  2006        1.217            1.393               --
                                                     2005        1.143            1.217               --
                                                     2004        1.000            1.143               --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.125            1.189               --
                                                     2005        1.091            1.125               --
                                                     2004        1.000            1.091               --

  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)...........................................  2006        1.033            1.083               --
                                                     2005        1.035            1.033               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.111            1.118               --
                                                     2005        1.101            1.111               --
                                                     2004        1.000            1.101               --

  Travelers Quality Bond Subaccount (3/02).........  2006        1.018            1.005               --
                                                     2005        1.029            1.018               --
                                                     2004        1.000            1.029               --

  Travelers Strategic Equity Subaccount (6/00).....  2006        1.087            1.130               --
                                                     2005        1.095            1.087               --
                                                     2004        1.000            1.095               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)................................  2006        1.107            1.270               --
                                                     2005        1.026            1.107               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.103            1.260               --
                                                     2005        1.000            1.103               --

  Travelers U.S. Government Securities Subaccount
  (5/04)...........................................  2006        1.086            1.043               --
                                                     2005        1.070            1.086               --
                                                     2004        1.000            1.070               --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02)...........................................  2006        1.143            1.291            3,422
                                                     2005        1.129            1.143            3,427
                                                     2004        1.000            1.129               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02)...........................................  2006        1.087            1.129               --
                                                     2005        1.035            1.087               --
                                                     2004        1.000            1.035               --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class 2)
  (3/02)...........................................  2006        1.254            1.359               --
                                                     2005        1.105            1.254               --
                                                     2004        1.000            1.105               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02).........................  2006        1.218            1.349               --
                                                     2005        1.038            1.218               --
                                                     2004        1.000            1.038               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)..  2006        1.406            1.538               --
                                                     2005        1.224            1.406               --
                                                     2004        1.000            1.224               --





-------


* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.



Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.75%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)................................  2006        0.876            0.855               --
                                                     2005        0.776            0.876               --
                                                     2004        0.729            0.776               --
                                                     2003        0.601            0.729               --
                                                     2002        0.885            0.601               --
                                                     2001        1.000            0.885               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.244            1.472          319,977
                                                     2005        1.110            1.244          262,928
                                                     2004        0.995            1.110          193,859
                                                     2003        0.749            0.995           44,490
                                                     2002        0.893            0.749           28,091
                                                     2001        1.000            0.893           24,696

  American Funds Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.097            1.189          766,911
                                                     2005        0.961            1.097          649,471
                                                     2004        0.869            0.961          573,303
                                                     2003        0.647            0.869          282,266
                                                     2002        0.871            0.647          273,031
                                                     2001        1.000            0.871          140,369

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)..........................................  2006        1.127            1.276          726,723
                                                     2005        1.084            1.127          629,208
                                                     2004        0.999            1.084          592,766
                                                     2003        0.768            0.999          346,058
                                                     2002        0.957            0.768          234,659
                                                     2001        1.000            0.957          115,327

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Capital Appreciation Fund
  Capital Appreciation Fund (6/02).................  2006        1.302            1.287               --
                                                     2005        1.121            1.302           57,366
                                                     2004        0.954            1.121           46,565
                                                     2003        0.777            0.954               --
                                                     2002        0.877            0.777               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02)...........................................  2006        1.709            2.227               --
                                                     2005        1.623            1.709           87,314
                                                     2004        1.257            1.623           24,865
                                                     2003        0.954            1.257               --
                                                     2002        1.047            0.954               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02)...................................  2006        1.009            1.154           25,667
                                                     2005        0.983            1.009           25,668
                                                     2004        0.953            0.983           25,669
                                                     2003        0.800            0.953               --
                                                     2002        0.838            0.800               --

  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (6/02)..........................  2006        1.108            1.130          154,731
                                                     2005        1.066            1.108          154,337
                                                     2004        0.974            1.066          140,472
                                                     2003        0.753            0.974               --
                                                     2002        0.935            0.753               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.305            1.419               --
                                                     2005        1.205            1.305           11,937
                                                     2004        1.074            1.205              692
                                                     2003        1.000            1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.302            1.451               --
                                                     2005        1.203            1.302            5,851
                                                     2004        1.067            1.203            5,851
                                                     2003        1.000            1.067               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.246            1.450               --
                                                     2005        1.147            1.246           87,293
                                                     2004        1.036            1.147           51,019
                                                     2003        0.843            1.036               --
                                                     2002        0.999            0.843               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.217            2.791           23,412
                                                     2005        1.770            2.217           26,621
                                                     2004        1.444            1.770            2,155
                                                     2003        1.000            1.444               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)................................  2006        1.172            1.398           76,084
                                                     2005        1.082            1.172           61,169
                                                     2004        0.929            1.082           77,269
                                                     2003        0.715            0.929           77,269
                                                     2002        0.894            0.715           77,269
                                                     2001        1.000            0.894          142,176

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02).................................  2006        1.251            1.497               --
                                                     2005        1.169            1.251          248,697
                                                     2004        1.026            1.169          179,247
                                                     2003        0.790            1.026           34,635
                                                     2002        0.831            0.790               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).....................  2006        1.063            1.086               --
                                                     2005        1.067            1.063           13,265
                                                     2004        0.989            1.067            6,226

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02)...........................................  2006        1.148            1.186               --
                                                     2005        1.085            1.148            2,461
                                                     2004        1.020            1.085            2,464
                                                     2003        0.913            1.020               --
                                                     2002        0.923            0.913               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)..........................  2006        1.129            1.180               --
                                                     2005        1.023            1.129               --
                                                     2004        0.911            1.023               --
                                                     2003        0.735            0.911               --
                                                     2002        0.774            0.735               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02)...................................  2006        0.973            1.031               --
                                                     2005        0.888            0.973               --
                                                     2004        0.898            0.888               --
                                                     2003        0.624            0.898               --
                                                     2002        0.657            0.624               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02)...................................  2006        0.958            1.110               --
                                                     2005        0.924            0.958               --
                                                     2004        0.899            0.924               --
                                                     2003        0.740            0.899               --
                                                     2002        0.747            0.740               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.538            1.723               --
                                                     2005        1.505            1.538           16,559
                                                     2004        1.333            1.505            4,699
                                                     2003        1.000            1.333               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)......  2006        1.029            1.194          144,656
                                                     2005        1.006            1.029          144,661
                                                     2004        0.946            1.006          173,299
                                                     2003        0.692            0.946           96,506
                                                     2002        0.940            0.692           99,440
                                                     2001        1.000            0.940           95,599

  LMPVPI Investors Subaccount (Class I) (11/99)....  2006        1.038            1.206          241,979
                                                     2005        0.991            1.038          264,206
                                                     2004        0.914            0.991          249,886
                                                     2003        0.703            0.914          178,682
                                                     2002        0.929            0.703          180,225
                                                     2001        1.000            0.929          180,225

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02)...........................................  2006        1.158            1.186            6,427
                                                     2005        1.120            1.158           30,148
                                                     2004        1.134            1.120           30,151
                                                     2003        0.799            1.134               --
                                                     2002        0.756            0.799               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)..........................................  2006        1.021            1.131          155,837
                                                     2005        0.990            1.021          124,171
                                                     2004        0.875            0.990          117,830
                                                     2003        0.598            0.875           84,031
                                                     2002        0.933            0.598           15,870
                                                     2001        1.000            0.933               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)..........................................  2006        1.205            1.315           91,839
                                                     2005        1.116            1.205           38,952
                                                     2004        1.041            1.116           33,080
                                                     2003        0.756            1.041               --
                                                     2002        0.778            0.756               --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)..........................................  2006        0.969            1.096           94,023
                                                     2005        0.946            0.969           85,338
                                                     2004        0.873            0.946           70,424
                                                     2003        0.695            0.873               --
                                                     2002        0.912            0.695               --
                                                     2001        1.000            0.912               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02)...........................................  2006        1.107            1.223               --
                                                     2005        1.087            1.107               --
                                                     2004        1.021            1.087               --
                                                     2003        0.798            1.021               --
                                                     2002        0.760            0.798               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.998            1.021          111,373
                                                     2005        0.992            0.998          110,118
                                                     2004        0.998            0.992          139,310
                                                     2003        1.000            0.998               --

  LMPVPIII Social Awareness Stock Subaccount
  (3/05)...........................................  2006        1.109            1.173               --
                                                     2005        1.081            1.109               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.394            1.607           19,905
                                                     2005        1.374            1.394           19,911
                                                     2004        1.242            1.374           19,918
                                                     2003        1.000            1.242               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.629            1.797          111,335
                                                     2005        1.532            1.629           68,305
                                                     2004        1.257            1.532           57,869
                                                     2003        1.000            1.257               --

Managed Assets Trust
  Managed Assets Trust (9/04)......................  2006        1.098            1.132               --
                                                     2005        1.076            1.098           12,888
                                                     2004        1.015            1.076               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        1.440            1.370          155,645

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.337            1.408           75,215

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.006            1.064            1,233

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.272            1.355            5,990

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.498            1.649           49,842

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.287            1.318           35,393

  MIST Legg Mason Partners Managed Assets
  Subaccount (Class A) (4/06)......................  2006        1.132            1.195           12,888

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.275            1.335          137,370

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.077          127,475

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.071               --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        0.998            0.985            7,353

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.282            1.271            2,995

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.265            1.396           34,331

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.219          200,336

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.464            1.573           22,195

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.093            1.149               --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.124            1.163           26,726

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.028           88,609

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.888            0.866           65,489

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)...........................................  2006        0.999            1.020           38,028
                                                     2006        1.000            0.999           38,099

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        0.942            0.954          129,022

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.188            1.218          107,602

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.059               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.042               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.048               --

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.053               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.058           54,455

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.186            1.267          400,864

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.050          442,117

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.068               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)......................  2006        1.086            1.153           13,254

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        1.037            1.072            4,212

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Money Market Portfolio
  Money Market Subaccount (5/02)...................  2006        0.991            0.999               --
                                                     2005        0.980            0.991           38,099
                                                     2004        0.987            0.980           33,673
                                                     2003        0.997            0.987               --
                                                     2002        0.999            0.997               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (9/04)...................................  2006        1.113            1.333               --
                                                     2005        1.071            1.113           49,877
                                                     2004        0.987            1.071               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.122            1.111          122,140
                                                     2005        1.119            1.122          119,102
                                                     2004        1.045            1.119           53,989
                                                     2003        1.000            1.045               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.195            1.219          644,563
                                                     2005        1.187            1.195          507,386
                                                     2004        1.151            1.187          473,378
                                                     2003        1.115            1.151          311,064
                                                     2002        1.041            1.115          172,708
                                                     2001        1.000            1.041           68,142

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.153            1.448          153,053
                                                     2005        1.046            1.153          153,053
                                                     2004        0.916            1.046          140,081
                                                     2003        0.725            0.916           97,804
                                                     2002        0.897            0.725          102,304
                                                     2001        1.000            0.897           16,745

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.585            1.827           63,500
                                                     2005        1.507            1.585           63,741
                                                     2004        1.215            1.507           50,198
                                                     2003        0.826            1.215           16,949
                                                     2002        1.029            0.826            3,058
                                                     2001        1.000            1.029               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01)...........................................  2006        0.938            0.998               --
                                                     2005        0.877            0.938            7,374
                                                     2004        0.838            0.877            7,395
                                                     2003        0.660            0.838            7,409
                                                     2002        0.882            0.660            2,329
                                                     2001        1.000            0.882               --

  Travelers Convertible Securities Subaccount
  (6/02)...........................................  2006        1.197            1.275               --
                                                     2005        1.214            1.197          137,370
                                                     2004        1.162            1.214          201,884
                                                     2003        0.937            1.162               --
                                                     2002        0.975            0.937               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02)...........................................  2006        1.319            1.440               --
                                                     2005        1.194            1.319          164,934
                                                     2004        1.043            1.194          138,810
                                                     2003        0.794            1.043               --
                                                     2002        0.882            0.794               --

  Travelers Equity Income Subaccount (11/99).......  2006        1.132            1.188               --
                                                     2005        1.102            1.132          123,450
                                                     2004        1.021            1.102          130,364
                                                     2003        0.792            1.021           30,906
                                                     2002        0.936            0.792           14,899
                                                     2001        1.000            0.936               --

  Travelers Federated High Yield Subaccount
  (8/02)...........................................  2006        1.304            1.337               --
                                                     2005        1.294            1.304           33,403
                                                     2004        1.193            1.294           28,155
                                                     2003        0.992            1.193               --
                                                     2002        0.941            0.992               --

  Travelers Federated Stock Subaccount (9/02)......  2006        1.104            1.142               --
                                                     2005        1.066            1.104            1,305
                                                     2004        0.982            1.066            1,306
                                                     2003        0.783            0.982               --
                                                     2002        0.788            0.783               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Large Cap Subaccount (11/99)...........  2006        0.914            0.942               --
                                                     2005        0.856            0.914           82,606
                                                     2004        0.818            0.856           66,923
                                                     2003        0.668            0.818            4,899
                                                     2002        0.880            0.668               --
                                                     2001        1.000            0.880               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)................................  2006        1.109            1.178               --
                                                     2005        1.045            1.109               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)................................  2006        1.020            1.023               --
                                                     2005        1.000            1.020               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)................................  2006        1.054            1.091               --
                                                     2005        1.000            1.054               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.087            1.133               --
                                                     2005        1.017            1.087           48,151

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05)...................  2006        1.030            1.050               --
                                                     2005        1.011            1.030               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)..........................................  2006        0.948            1.006               --
                                                     2005        0.861            0.948            1,237
                                                     2004        0.756            0.861            1,294
                                                     2003        0.635            0.756               --
                                                     2002        0.863            0.635               --
                                                     2001        1.000            0.863               --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (6/02)...........................................  2006        0.840            0.888               --
                                                     2005        0.829            0.840           68,041
                                                     2004        0.740            0.829           58,073
                                                     2003        0.549            0.740               --
                                                     2002        0.626            0.549               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers MFS(R) Total Return Subaccount
  (11/99)..........................................  2006        1.150            1.186               --
                                                     2005        1.137            1.150          399,510
                                                     2004        1.038            1.137          406,698
                                                     2003        0.906            1.038           30,718
                                                     2002        0.973            0.906           23,468
                                                     2001        1.000            0.973           19,775

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.171            1.265               --
                                                     2005        1.120            1.171           21,492
                                                     2004        0.972            1.120           21,044

  Travelers Mondrian International Stock Subaccount
  (8/02)...........................................  2006        1.305            1.498               --
                                                     2005        1.212            1.305           49,849
                                                     2004        1.066            1.212           37,016
                                                     2003        0.843            1.066               --
                                                     2002        0.845            0.843               --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.381            1.464               --
                                                     2005        1.326            1.381           22,198
                                                     2004        1.214            1.326           16,831
                                                     2003        1.000            1.214               --

  Travelers Pioneer Mid Cap Value Subaccount
  (6/05)...........................................  2006        1.039            1.093               --
                                                     2005        1.000            1.039               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.114            1.124               --
                                                     2005        1.093            1.114           18,943
                                                     2004        0.983            1.093            2,053

  Travelers Quality Bond Subaccount (6/02).........  2006        1.126            1.115               --
                                                     2005        1.127            1.126          250,416
                                                     2004        1.110            1.127          243,251
                                                     2003        1.056            1.110           56,643
                                                     2002        1.015            1.056               --

  Travelers Strategic Equity Subaccount (11/99)....  2006        0.784            0.818               --
                                                     2005        0.782            0.784           19,256
                                                     2004        0.722            0.782           51,790
                                                     2003        0.554            0.722           51,790
                                                     2002        0.849            0.554           51,790
                                                     2001        1.000            0.849           51,817

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)................................  2006        1.114            1.282               --
                                                     2005        1.000            1.114            2,967

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.110            1.272               --
                                                     2005        1.005            1.110            5,889

  Travelers U.S. Government Securities Subaccount
  (5/04)...........................................  2006        1.076            1.037               --
                                                     2005        1.050            1.076            4,226
                                                     2004        0.984            1.050            4,241

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02)...........................................  2006        1.162            1.326           33,354
                                                     2005        1.136            1.162           39,335
                                                     2004        0.985            1.136           29,215
                                                     2003        0.766            0.985               --
                                                     2002        0.907            0.766               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02)...........................................  2006        0.967            1.014               --
                                                     2005        0.912            0.967               --
                                                     2004        0.894            0.912               --
                                                     2003        0.724            0.894               --
                                                     2002        0.789            0.724               --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02)...........................................  2006        1.418            1.552          327,244
                                                     2005        1.237            1.418          138,818
                                                     2004        1.093            1.237          120,389
                                                     2003        0.867            1.093               --
                                                     2002        0.985            0.867               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02).........................  2006        1.252            1.400           18,747
                                                     2005        1.055            1.252               --
                                                     2004        1.061            1.055               --
                                                     2003        0.864            1.061               --
                                                     2002        0.778            0.864               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)..  2006        1.650            1.822           97,117
                                                     2005        1.422            1.650           95,919
                                                     2004        1.161            1.422           80,189
                                                     2003        0.855            1.161           29,607
                                                     2002        0.993            0.855            4,541

                         SEPARATE ACCOUNT CHARGES 2.75%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)................................  2006        1.180            1.141              --
                                                     2005        1.056            1.180              --
                                                     2004        1.000            1.056              --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.233            1.444              --
                                                     2005        1.111            1.233              --
                                                     2004        1.000            1.111              --

  American Funds Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.225            1.313              --
                                                     2005        1.083            1.225              --
                                                     2004        1.000            1.083              --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)..........................................  2006        1.094            1.226              --
                                                     2005        1.063            1.094              --
                                                     2004        1.000            1.063              --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02).................  2006        1.342            1.323              --
                                                     2005        1.167            1.342              --
                                                     2004        1.000            1.167              --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02)...........................................  2006        1.340            1.729              --
                                                     2005        1.285            1.340              --
                                                     2004        1.000            1.285              --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02)...................................  2006        1.036            1.174              --
                                                     2005        1.020            1.036              --
                                                     2004        1.000            1.020              --

  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (6/02)..........................  2006        1.123            1.134              --
                                                     2005        1.091            1.123              --
                                                     2004        1.000            1.091              --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.195            1.294              --
                                                     2005        1.114            1.195              --
                                                     2004        1.000            1.114              --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.197            1.329              --
                                                     2005        1.117            1.197              --
                                                     2004        1.000            1.117              --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.181            1.360              --
                                                     2005        1.098            1.181              --
                                                     2004        1.000            1.098              --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        1.561            1.945              --
                                                     2005        1.259            1.561              --
                                                     2004        1.000            1.259              --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)................................  2006        1.236            1.461              --
                                                     2005        1.154            1.236              --
                                                     2004        1.000            1.154              --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02).................................  2006        1.183            1.402              --
                                                     2005        1.117            1.183              --
                                                     2004        1.000            1.117              --

High Yield Bond Trust
  High Yield Bond Trust (5/04).....................  2006        1.058            1.078              --
                                                     2005        1.073            1.058              --
                                                     2004        1.000            1.073              --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02)...........................................  2006        1.117            1.149              --
                                                     2005        1.066            1.117              --
                                                     2004        1.000            1.066              --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)..........................  2006        1.133            1.172              --
                                                     2005        1.036            1.133              --
                                                     2004        1.000            1.036              --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02)...................................  2006        1.140            1.196              --
                                                     2005        1.050            1.140              --
                                                     2004        1.000            1.050              --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02)...................................  2006        1.114            1.278              --
                                                     2005        1.085            1.114              --
                                                     2004        1.000            1.085              --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.137            1.263              --
                                                     2005        1.123            1.137              --
                                                     2004        1.000            1.123              --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)......  2006        1.068            1.227              --
                                                     2005        1.055            1.068              --
                                                     2004        1.000            1.055              --

  LMPVPI Investors Subaccount (Class I) (11/99)....  2006        1.116            1.285              --
                                                     2005        1.077            1.116              --
                                                     2004        1.000            1.077              --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02)...........................................  2006        1.012            1.026              --
                                                     2005        0.988            1.012              --
                                                     2004        1.000            0.988              --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)..........................................  2006        1.187            1.303              --
                                                     2005        1.163            1.187              --
                                                     2004        1.000            1.163              --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)..........................................  2006        1.125            1.215              --
                                                     2005        1.052            1.125              --
                                                     2004        1.000            1.052              --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)..........................................  2006        1.083            1.213              --
                                                     2005        1.067            1.083              --
                                                     2004        1.000            1.067              --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02)...........................................  2006        1.072            1.172              --
                                                     2005        1.063            1.072              --
                                                     2004        1.000            1.063              --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.992            1.004              --
                                                     2005        0.996            0.992              --
                                                     2004        1.000            0.996              --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Social Awareness Stock Subaccount
  (3/05)...........................................  2006        1.090            1.142              --
                                                     2005        1.073            1.090              --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.102            1.258              --
                                                     2005        1.097            1.102              --
                                                     2004        1.000            1.097              --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.219            1.332              --
                                                     2005        1.158            1.219              --
                                                     2004        1.000            1.158              --

Managed Assets Trust
  Managed Assets Trust (9/04)......................  2006        1.080            1.110              --
                                                     2005        1.069            1.080              --
                                                     2004        1.012            1.069              --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        1.329            1.256              --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.097            1.147              --

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.293            1.359              --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.260            1.333              --

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.393            1.523              --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.323            1.346              --

  MIST Legg Mason Partners Managed Assets
  Subaccount (Class A) (4/06)......................  2006        1.110            1.165              --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.078            1.121              --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.069              --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.064              --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.181            1.158              --

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.270            1.251              --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.253            1.374              --

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.211              --

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.189            1.269              --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.083            1.131              --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.118            1.149              --

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.021              --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.132            1.097              --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)...........................................  2006        0.998            1.013           5,333
                                                     2006        1.000            0.998           5,333

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.136            1.142              --

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.170            1.191              --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.052              --

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.035              --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.041              --

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.046              --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.051              --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.126            1.195              --

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.043              --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.061              --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)......................  2006        1.078            1.136              --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        1.043            1.071              --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Money Market Portfolio
  Money Market Subaccount (5/02)...................  2006        0.993            0.998              --
                                                     2005        0.992            0.993           5,333
                                                     2004        1.000            0.992              --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (9/04)...................................  2006        1.091            1.296              --
                                                     2005        1.060            1.091              --
                                                     2004        0.980            1.060              --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.058            1.036              --
                                                     2005        1.065            1.058              --
                                                     2004        1.000            1.065              --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.039            1.049              --
                                                     2005        1.042            1.039              --
                                                     2004        1.000            1.042              --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.263            1.569              --
                                                     2005        1.157            1.263              --
                                                     2004        1.000            1.157              --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.240            1.415              --
                                                     2005        1.190            1.240              --
                                                     2004        1.000            1.190              --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01)...........................................  2006        1.113            1.181              --
                                                     2005        1.052            1.113              --
                                                     2004        1.000            1.052              --

  Travelers Convertible Securities Subaccount
  (6/02)...........................................  2006        1.016            1.078              --
                                                     2005        1.040            1.016              --
                                                     2004        1.000            1.040              --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02)...........................................  2006        1.221            1.329              --
                                                     2005        1.116            1.221              --
                                                     2004        1.000            1.116              --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Equity Income Subaccount (11/99).......  2006        1.118            1.170              --
                                                     2005        1.100            1.118              --
                                                     2004        1.000            1.100              --

  Travelers Federated High Yield Subaccount
  (8/02)...........................................  2006        1.074            1.097              --
                                                     2005        1.076            1.074              --
                                                     2004        1.000            1.076              --

  Travelers Federated Stock Subaccount (9/02)......  2006        1.104            1.138              --
                                                     2005        1.077            1.104              --
                                                     2004        1.000            1.077              --

  Travelers Large Cap Subaccount (11/99)...........  2006        1.106            1.136              --
                                                     2005        1.046            1.106              --
                                                     2004        1.000            1.046              --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)................................  2006        1.102            1.167              --
                                                     2005        1.044            1.102              --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)................................  2006        1.014            1.013              --
                                                     2005        1.000            1.014              --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)................................  2006        1.047            1.081              --
                                                     2005        1.000            1.047              --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.080            1.122              --
                                                     2005        1.016            1.080              --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05)...................  2006        1.025            1.041              --
                                                     2005        1.010            1.025              --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)..........................................  2006        1.223            1.293              --
                                                     2005        1.122            1.223              --
                                                     2004        1.000            1.122              --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (6/02)...........................................  2006        1.074            1.132              --
                                                     2005        1.071            1.074              --
                                                     2004        1.000            1.071              --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers MFS(R) Total Return Subaccount
  (11/99)..........................................  2006        1.095            1.126              --
                                                     2005        1.093            1.095              --
                                                     2004        1.000            1.093              --

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.164            1.253              --
                                                     2005        1.124            1.164              --
                                                     2004        1.000            1.124              --

  Travelers Mondrian International Stock Subaccount
  (8/02)...........................................  2006        1.217            1.393              --
                                                     2005        1.143            1.217              --
                                                     2004        1.000            1.143              --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.125            1.189              --
                                                     2005        1.091            1.125              --
                                                     2004        1.000            1.091              --

  Travelers Pioneer Mid Cap Value Subaccount
  (6/05)...........................................  2006        1.033            1.083              --
                                                     2005        1.000            1.033              --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.111            1.118              --
                                                     2005        1.101            1.111              --
                                                     2004        1.000            1.101              --

  Travelers Quality Bond Subaccount (6/02).........  2006        1.018            1.005              --
                                                     2005        1.029            1.018              --
                                                     2004        1.000            1.029              --

  Travelers Strategic Equity Subaccount (11/99)....  2006        1.087            1.130              --
                                                     2005        1.095            1.087              --
                                                     2004        1.000            1.095              --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)................................  2006        1.107            1.270              --
                                                     2005        1.000            1.107              --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.103            1.260              --
                                                     2005        1.004            1.103              --

  Travelers U.S. Government Securities Subaccount
  (5/04)...........................................  2006        1.086            1.043              --
                                                     2005        1.070            1.086              --
                                                     2004        1.000            1.070              --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02)...........................................  2006        1.143            1.291              --
                                                     2005        1.129            1.143              --
                                                     2004        1.000            1.129              --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02)...........................................  2006        1.087            1.129              --
                                                     2005        1.035            1.087              --
                                                     2004        1.000            1.035              --

Variable Insurance Products Fund
  VIP Contrafund< Subaccount (Service Class 2)
  (6/02)...........................................  2006        1.254            1.359              --
                                                     2005        1.105            1.254              --
                                                     2004        1.000            1.105              --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02).........................  2006        1.218            1.349              --
                                                     2005        1.038            1.218              --
                                                     2004        1.000            1.038              --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)..  2006        1.406            1.538              --
                                                     2005        1.224            1.406              --
                                                     2004        1.000            1.224              --





-------


* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.



Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------


                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS





Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES




                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
  INC.                                           INC.
  Legg Mason Partners Variable Social            Legg Mason Partners Variable Social
     Awareness Stock Portfolio                      Awareness Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Federated High Yield Portfolio -- Class A      BlackRock High Yield Portfolio -- Class A
  Janus Capital Appreciation                     Janus Forty Portfolio -- Class A
     Portfolio -- Class A
  Mercury Large-Cap Core Portfolio -- Class A    BlackRock Large-Cap Core
                                                    Portfolio -- Class A




UNDERLYING FUND MERGERS/REORGANIZATIONS


The following former Underlying Funds were merged with and into the new Underlying Funds and/or reorganized into a new trust.




         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  INC.
  Legg Mason Partners Variable All Cap           Legg Mason Partners Variable Fundamental
     Portfolio -- Class I                           Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
  INC.                                           INC.
  Legg Mason Partners Variable Large Cap         Legg Mason Partners Variable Large Cap
     Growth Portfolio -- Class I                    Growth Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Investors         Legg Mason Partners Variable Investors
     Portfolio -- Class I                           Portfolio -- Class I
  Legg Mason Partners Variable Small Cap         Legg Mason Partners Variable Small Cap
     Growth Portfolio -- Class I                    Growth Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
                                                 INC.
  Legg Mason Partners Variable Aggressive        Legg Mason Partners Variable Aggressive
     Growth Portfolio -- Class I                    Growth Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  Legg Mason Partners Variable Growth and        Legg Mason Partners Variable Appreciation
     Income Portfolio -- Class I                    Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Fundamental       Legg Mason Partners Variable Fundamental
     Value Portfolio -- Class I                     Value Portfolio -- Class I
  Legg Mason Partners Variable Appreciation      Legg Mason Partners Variable Appreciation
     Portfolio -- Class I                           Portfolio -- Class I
  Legg Mason Partners Variable Equity Index      Legg Mason Partners Variable Equity Index
     Portfolio -- Class II                          Portfolio -- Class II
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Large Cap         Legg Mason Partners Variable Large Cap
     Growth Portfolio                               Growth Portfolio
  Legg Mason Partners Variable Aggressive        Legg Mason Partners Variable Aggressive
     Growth Portfolio -- Class I                    Growth Portfolio -- Class I
  Legg Mason Partners Variable Social            Legg Mason Partners Variable Social
     Awareness Portfolio                            Awareness Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Adjustable        Legg Mason Partners Variable Adjustable
     Rate Income Portfolio                          Rate Income Portfolio

         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------

METROPOLITAN SERIES FUND, INC.                 MET INVESTORS SERIES TRUST
  Western Asset Management High Yield Bond       BlackRock High Yield Portfolio -- Class A
     Portfolio -- Class A
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Pioneer Mid-Cap Value Portfolio -- Class A     Lazard Mid-Cap Portfolio -- Class B




UNDERLYING FUND SUBSTITUTIONS


The following new Underlying Funds were substituted for the former Underlying Funds.




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


CREDIT SUISSE TRUST                            MET INVESTORS SERIES TRUST
  Credit Suisse Trust Emerging Markets           MFS(R) Emerging Markets Equity
     Portfolio                                      Portfolio -- Class A
LAZARD RETIREMENT SERIES, INC.                 MET INVESTORS SERIES TRUST
  Lazard Retirement Small Cap                    Third Avenue Small Cap Value
     Portfolio -- Service Shares                    Portfolio -- Class B
LORD ABBETT SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Lord Abbett Series Growth and Income           Lord Abbett Growth and Income
     Portfolio -- Class VC                          Portfolio -- Class B
  Lord Abbett Series Mid Cap Value               Lord Abbett Mid-Cap Value
     Portfolio -- Class VC                          Portfolio -- Class B
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Mercury Large-Cap Core Portfolio               BlackRock Large-Cap Core Portfolio
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  Real Return Portfolio -- Administrative        PIMCO Inflation Protected Bond
     Class                                          Portfolio -- Class A
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT International Equity                 MFS(R) Research International
     Fund -- Class IB                               Portfolio -- Class B
  Putnam VT Small Cap Value Fund -- Class IB     Third Avenue Small Cap Value
                                                    Portfolio -- Class B




UNDERLYING FUND SHARE CLASS EXCHANGE


The following former Underlying Fund share class was exchanged into the new Underlying Fund share class.




      FORMER UNDERLYING FUND SHARE CLASS              NEW UNDERLYING FUND SHARE CLASS
---------------------------------------------  ---------------------------------------------


MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core Portfolio -- Class    BlackRock Large-Cap Core
     A                                              Portfolio -- Class E

                                   APPENDIX D

--------------------------------------------------------------------------------


                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.


The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.


Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.


Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS


You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.



Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX E

--------------------------------------------------------------------------------




               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated April 30, 2007 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-04-08-81-82-83, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-04-08-81-82-83.


Name: -------------------------------------------------

Address: ----------------------------------------------

CHECK BOX:

[ ] MIC-Book-04-08-81-82-83

[ ] MLAC-Book-04-08-81-82-83

                   VINTAGE L(SM) VARIABLE ANNUITY PROSPECTUS:


           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



This prospectus describes VINTAGE L VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available as of April 30, 2007 are:








AMERICAN FUNDS INSURANCE SERIES -- CLASS 2       MET INVESTORS SERIES TRUST
  American Funds Global Growth Fund                BlackRock Large-Cap Core Portfolio -- Class
  American Funds Growth Fund                          E
  American Funds Growth-Income Fund                Dreman Small-Cap Value Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Harris Oakmark International
  VIP Contrafund(R) Portfolio -- Service              Portfolio -- Class A
     Class                                         Janus Forty Portfolio -- Class A
  VIP Mid Cap Portfolio -- Service Class 2         Lazard Mid-Cap Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Lord Abbett Growth and Income
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Franklin Income Securities Fund                  Lord Abbett Mid-Cap Value
  Templeton Developing Markets Securities             Portfolio -- Class B
     Fund                                          Met/AIM Capital Appreciation
  Templeton Foreign Securities Fund                   Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               Met/AIM Small Cap Growth Portfolio -- Class
  Mid Cap Growth Portfolio                            A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          MFS(R) Value Portfolio -- Class A
  Legg Mason Partners Variable Aggressive          Neuberger Berman Real Estate
     Growth Portfolio -- Class I                      Portfolio -- Class A
  Legg Mason Partners Variable Appreciation        PIMCO Inflation Protected Bond
     Portfolio -- Class I                             Portfolio -- Class A
  Legg Mason Partners Variable Capital and         Pioneer Fund Portfolio -- Class A
     Income Portfolio -- Class II                  Pioneer Strategic Income Portfolio -- Class
  Legg Mason Partners Variable Equity Index           A
     Portfolio -- Class II                         Third Avenue Small Cap Value
  Legg Mason Partners Variable Fundamental            Portfolio -- Class B
     Value Portfolio -- Class I                  METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Investors           BlackRock Aggressive Growth
     Portfolio -- Class I                             Portfolio -- Class D
  Legg Mason Partners Variable Large Cap           BlackRock Bond Income Portfolio -- Class E
     Growth Portfolio -- Class I                   Capital Guardian U.S. Equity
  Legg Mason Partners Variable Mid Cap Core           Portfolio -- Class A
     Portfolio -- Class I                          FI Large Cap Portfolio -- Class A
  Legg Mason Partners Variable Multiple            FI Value Leaders Portfolio -- Class D
     Discipline Portfolio -- All Cap Growth        MFS(R) Total Return Portfolio -- Class F
     and Value                                     Oppenheimer Global Equity
  Legg Mason Partners Variable Multiple               Portfolio -- Class B
     Discipline Portfolio -- Global All Cap      PIMCO VARIABLE INSURANCE
     Growth and Value                              TRUST -- ADMINISTRATIVE CLASS
  Legg Mason Partners Variable Multiple            Total Return Portfolio
     Discipline Portfolio -- Large Cap Growth
     and Value                                   METROPOLITAN SERIES FUND, INC. -- ASSET
LEGG MASON PARTNERS VARIABLE INCOME TRUST          ALLOCATION PORTFOLIOS -- CLASS B
  Legg Mason Partners Variable Adjustable          MetLife Conservative Allocation Portfolio
     Rate Income Portfolio                         MetLife Conservative to Moderate Allocation
  Legg Mason Partners Variable High Income            Portfolio
     Portfolio                                     MetLife Moderate Allocation Portfolio
  Legg Mason Partners Variable Money Market        MetLife Moderate to Aggressive Allocation
     Portfolio                                        Portfolio
                                                   MetLife Aggressive Allocation Portfolio





--------


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.



Contract is no longer offered to new purchasers.



This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2007. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9325 or access the SEC's website
(http://www.sec.gov). See Appendix E for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                         PROSPECTUS DATED APRIL 30, 2007

                                TABLE OF CONTENTS





Glossary................................      3
Summary.................................      4
Fee Table...............................      8
Condensed Financial Information.........     13
The Annuity Contract....................     13
  Contract Owner Inquiries..............     14
  Purchase Payments.....................     14
  Accumulation Units....................     14
  The Variable Funding Options..........     15
The Fixed Account.......................     19
Charges and Deductions..................     19
  General...............................     19
  Withdrawal Charge.....................     20
  Free Withdrawal Allowance.............     21
  Transfer Charge.......................     21
  Administrative Charges................     21
  Mortality and Expense Risk Charge.....     21
  Variable Liquidity Benefit Charge.....     22
  Guaranteed Minimum Withdrawal Benefit
     Charge.............................     22
  Guaranteed Minimum Accumulation
     Benefit Charge.....................     22
  Enhanced Stepped-Up Provision Charge..     22
  Variable Funding Option Expenses......     22
  Premium Tax...........................     22
  Changes in Taxes Based upon Premium or
     Value..............................     22
Transfers...............................     23
  Market Timing/Excessive Trading.......     23
  Dollar Cost Averaging.................     25
Access to Your Money....................     26
  Systematic Withdrawals................     26
Ownership Provisions....................     27
  Types of Ownership....................     27
     Contract Owner.....................     27
     Beneficiary........................     27
     Annuitant..........................     27
Death Benefit...........................     28
  Death Proceeds before the Maturity
     Date...............................     28
  Enhanced Stepped-Up Provision.........     29
  Payment of Proceeds...................     30
  Spousal Contract Continuance..........     32
  Beneficiary Contract Continuance......     32
  Planned Death Benefit.................     33
  Death Proceeds after the Maturity
     Date...............................     33
Living Benefits.........................     33
  Guaranteed Minimum Withdrawal
     Benefit............................     33
  Guaranteed Minimum Accumulation
     Benefit............................     40
The Annuity Period......................     45
  Maturity Date.........................     45
  Allocation of Annuity.................     46
  Variable Annuity......................     46
  Fixed Annuity.........................     46
Payment Options.........................     47
  Election of Options...................     47
  Annuity Options.......................     47
  Variable Liquidity Benefit............     47
Miscellaneous Contract Provisions.......     48
  Right to Return.......................     48
  Termination...........................     48
  Required Reports......................     48
  Suspension of Payments................     48
The Separate Accounts...................     48
  Performance Information...............     49
  Federal Tax Considerations............     50
  General Taxation of Annuities.........     50
  Types of Contracts: Qualified and Non-
     qualified..........................     51
  Qualified Annuity Contracts...........     51
     Taxation of Qualified Annuity
       Contracts........................     51
     Mandatory Distributions for
       Qualified Plans..................     51
     Individual Retirement Annuities....     52
     Roth IRAs..........................     52
     TSAs (ERISA and non-ERISA).........     53
  Non-qualified Annuity Contracts.......     54
     Diversification Requirements for
       Variable Annuities...............     56
     Ownership of the Investments.......     56
     Taxation of Death Benefit
       Proceeds.........................     56
  Other Tax Considerations..............     56
     Treatment of Charges for Optional
       Benefits.........................     56
     Puerto Rico Tax Considerations.....     57
     Non-Resident Aliens................     57
     Tax Credits and Deductions.........     57
Other Information.......................     57
  The Insurance Companies...............     57
  MetLife Insurance Company of
     Connecticut........................
  MetLife Life and Annuity Company of
     Connecticut........................
  Financial Statements..................     58
  Distribution of Variable Annuity
     Contracts..........................     58
  Voting Rights.........................     60
  Restrictions on Financial
     Transactions.......................     60
  Legal Proceedings.....................     60
Appendix A: Condensed Financial
  Information for MetLife of CT Separate
  Account Nine..........................    A-1
Appendix B: Condensed Financial
  Information for MetLife of CT Separate
  Account Ten...........................    B-1
Appendix C: Additional Information
  Regarding Underlying Funds............    C-1
Appendix D: The Fixed Account...........    D-1
Appendix E: Contents of the Statement of
  Additional Information................    E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 990014, Hartford, CT 06199-0014. For Purchase Payments and (if applicable) loan repayments, our Home Office address is:
MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.


PAYMENT OPTION -- an annuity option elected under your Contract.


PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b) or 408A of the Code.


SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.


YOU, YOUR -- "You" is, the Contract Owner, and a natural person, a trust established for the benefit of a natural person, or a charitable remainder trust.

                                    SUMMARY:

                           VINTAGE L VARIABLE ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.





Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.



CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.



The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.



The Contract is no longer offered to new purchasers. However, you may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.




CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.


You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.



WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.70% for the Annual Step-Up Benefit or 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.


We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in Contract Years five and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.


If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").



HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.


     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to them in a lump sum.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

     - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES



WITHDRAWAL CHARGE.......................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)





TRANSFER CHARGE.........................................   $10(2)
(assessed on transfers that exceed 12 per year)





VARIABLE LIQUIDITY BENEFIT CHARGE.......................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:


   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                 1 year               6%
         1 year                 2 years               5%
         2 years                3 years               4%
         3 years                4 years               3%
        4 +years                                      0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                 1 year               6%
         1 year                 2 years               5%
         2 years                3 years               4%
         3 years                4 years               3%
        4 + years                                     0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II , and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                            ANNUAL STEP-UP DEATH
                                                                   BENEFIT          ROLL-UP DEATH BENEFIT
                                                            --------------------    ---------------------


Mortality and Expense Risk ("M&E") Charge...............          1.70%(5)                 1.90%(5)
Administrative Expense Charge...........................          0.15%                    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED.....................................          1.85%                    2.05%
Optional E.S.P. Charge..................................          0.15%                    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED..............................................          2.00%                    2.20%
Optional GMAB Charge....................................          0.50%                    0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED(6)...........................................          2.35%                    2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED.........................................          2.50%                    2.70%
Optional GMWB I Charge (maximum upon reset).............          1.00%(7)                 1.00%(7)
Optional GMWB II Charge (maximum upon reset)............          1.00%(7)                 1.00%(7)
Optional GMWB III Charge................................          0.25%                    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED..............................................          2.85%                    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED..............................................          2.85%                    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED..............................................          2.10%                    2.30
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED.......................................          3.00%                    3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED......................................          3.00%                    3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED.....................................          2.25%                    2.45%


---------

(5) We are waiving the M&E charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust, and an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio of the Metropolitan Series Fund, Inc.

(6)   GMAB and GMWB cannot both be elected.
(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2006 (unless otherwise indicated):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES




                                                                         MINIMUM      MAXIMUM
                                                                       ---------    ---------


TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and
other expenses)....................................................       .48%        1.72%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                     DISTRIBUTION              TOTAL    CONTRACTUAL FEE
                                                        AND/OR                 ANNUAL        WAIVER
                                         MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE    NET TOTAL ANNUAL
UNDERLYING FUND:                             FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   OPERATING EXPENSES*
----------------                         ----------  ------------  --------  ---------  ---------------  -------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth
     Fund -- Class 2...................     0.55%        0.25%       0.03%     0.83%           --         0.83%
  American Funds Growth Fund - Class
     2.................................     0.32%        0.25%       0.02%     0.59%           --         0.59%
  American Funds Growth-Income
     Fund -- Class 2...................     0.27%        0.25%       0.01%     0.53%           --         0.53%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  VIP Contrafund(R)
     Portfolio -- Service Class........     0.57%        0.10%       0.09%     0.76%           --         0.76%
  VIP Mid Cap Portfolio -- Service
     Class 2...........................     0.57%        0.25%       0.11%     0.93%           --         0.93%
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
  Franklin Income Securities
     Fund -- Class 2...................     0.46%        0.25%       0.01%     0.72%           --         0.72%
  Franklin Small-Mid Cap Growth
     Securities Fund -- Class 2+.......     0.48%        0.25%       0.29%     1.02%         0.01%        1.01%(1)
  Templeton Developing Markets
     Securities Fund -- Class 2........     1.23%        0.25%       0.24%     1.72%           --         1.72%
  Templeton Foreign Securities
     Fund -- Class 2...................     0.63%        0.25%       0.15%     1.03%         0.03%        1.00%(1)
JANUS ASPEN SERIES
  Mid Cap Growth Portfolio -- Service
     Shares............................     0.64%        0.25%       0.06%     0.95%           --         0.95%
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++............     0.75%          --        0.02%     0.77%           --         0.77%
  Legg Mason Partners Variable
     Appreciation Portfolio -- Class
     I.................................     0.70%          --        0.02%     0.72%           --         0.72%(2)
  Legg Mason Partners Variable Capital
     and Income Portfolio -- Class II..     0.75%        0.25%       0.06%     1.06%         0.11%        0.95%(3)
  Legg Mason Partners Variable Dividend
     Strategy Portfolio+++.............     0.65%          --        0.24%     0.89%           --         0.89%
  Legg Mason Partners Variable Equity
     Index Portfolio -- Class II.......     0.31%        0.25%       0.03%     0.59%           --         0.59%
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I..............     0.75%          --        0.02%     0.77%           --         0.77%
  Legg Mason Partners Variable
     Investors Portfolio -- Class I....     0.65%          --        0.07%     0.72%           --         0.72%
  Legg Mason Partners Variable Large
     Cap Growth Portfolio -- Class
     I++...............................     0.75%          --        0.04%     0.79%           --         0.79%
  Legg Mason Partners Variable Mid Cap
     Core Portfolio -- Class I++.......     0.75%          --        0.07%     0.82%           --         0.82%
  Legg Mason Partners Variable Multiple
     Discipline Portfolio -- All Cap
     Growth and Value..................     0.75%        0.25%       0.05%     1.05%           --         1.05%
  Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Global All
     Cap Growth and Value..............     0.75%        0.25%       0.09%     1.09%           --         1.09%
  Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Large Cap
     Growth and Value..................     0.75%        0.25%       0.21%     1.21%           --         1.21%
  Legg Mason Partners Variable Small
     Cap Growth Portfolio -- Class I+..     0.75%          --        0.21%     0.96%           --         0.96%

                                                     DISTRIBUTION              TOTAL    CONTRACTUAL FEE
                                                        AND/OR                 ANNUAL        WAIVER
                                         MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE    NET TOTAL ANNUAL
UNDERLYING FUND:                             FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   OPERATING EXPENSES*
----------------                         ----------  ------------  --------  ---------  ---------------  -------------------

LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.......................     0.55%        0.25%       0.22%     1.02%           --         1.02%
  Legg Mason Partners Variable
     Diversified Strategic Income
     Portfolio+........................     0.65%          --        0.08%     0.73%           --         0.73%
  Legg Mason Partners Variable High
     Income Portfolio++................     0.60%          --        0.06%     0.66%           --         0.66%
  Legg Mason Partners Variable Money
     Market Portfolio++................     0.45%          --        0.03%     0.48%           --         0.48%
MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core
     Portfolio -- Class E..............     0.63%        0.15%       0.22%     1.00%           --         1.00%(4)(5)(6)
  Dreman Small-Cap Value
     Portfolio -- Class A..............     0.82%          --        0.37%     1.19%         0.09%        1.10%(4)(7)(8)
  Harris Oakmark International
     Portfolio -- Class A..............     0.78%          --        0.13%     0.91%           --         0.91%(4)
  Janus Forty Portfolio -- Class A.....     0.65%          --        0.06%     0.71%           --         0.71%(4)(8)
  Lazard Mid-Cap Portfolio -- Class B..     0.70%        0.25%       0.06%     1.01%           --         1.01%(4)
  Lord Abbett Growth and Income
     Portfolio -- Class B..............     0.50%        0.25%       0.03%     0.78%           --         0.78%(4)
  Lord Abbett Mid-Cap Value
     Portfolio -- Class B..............     0.68%        0.25%       0.07%     1.00%           --         1.00%(4)
  Met/AIM Capital Appreciation
     Portfolio -- Class A++............     0.77%          --        0.09%     0.86%           --         0.86%(4)(5)(8)(9)
  Met/AIM Small Cap Growth
     Portfolio -- Class A..............     0.87%          --        0.06%     0.93%           --         0.93%(4)(5)
  MFS(R) Research International
     Portfolio -- Class B+.............     0.72%        0.25%       0.14%     1.11%           --         1.11%(4)
  MFS(R) Value Portfolio -- Class A....     0.73%          --        0.23%     0.96%           --         0.96%(4)(5)(8)
  Neuberger Berman Real Estate
     Portfolio -- Class A..............     0.64%          --        0.04%     0.68%           --         0.68%(4)
  PIMCO Inflation Protected Bond
     Portfolio -- Class A..............     0.50%          --        0.05%     0.55%           --         0.55%(4)
  Pioneer Fund Portfolio -- Class A....     0.75%          --        0.30%     1.05%         0.05%        1.00%(4)(7)(8)
  Pioneer Strategic Income
     Portfolio -- Class A++............     0.70%          --        0.12%     0.82%           --         0.82%(4)(5)(8)(9)
  Third Avenue Small Cap Value
     Portfolio -- Class B..............     0.74%        0.25%       0.04%     1.03%           --         1.03%(4)
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D..............     0.72%        0.10%       0.06%     0.88%           --         0.88%(10)
  BlackRock Bond Income
     Portfolio -- Class E..............     0.39%        0.15%       0.07%     0.61%         0.01%        0.60%(10)(11)
  Capital Guardian U.S. Equity
     Portfolio -- Class A..............     0.66%          --        0.06%     0.72%           --         0.72%(10)
  FI Large Cap Portfolio -- Class A....     0.78%          --        0.06%     0.84%           --         0.84%(10)
  FI Value Leaders Portfolio -- Class
     D.................................     0.64%        0.10%       0.07%     0.81%           --         0.81%(10)
  MFS(R) Total Return
     Portfolio -- Class F..............     0.53%        0.20%       0.05%     0.78%           --         0.78%(10)(12)
  Oppenheimer Global Equity
     Portfolio -- Class B..............     0.53%        0.25%       0.09%     0.87%           --         0.87%(10)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+.............     0.60%        0.25%       0.08%     0.93%           --         0.93%(10)
PIMCO VARIABLE INSURANCE TRUST
  Total Return
     Portfolio -- Administrative
     Class.............................     0.25%          --        0.40%     0.65%           --         0.65%
VAN KAMPEN LIFE INVESTMENT TRUST  Van
  Kampen LIT Strategic Growth
  Portfolio -- Class I+................     0.70%          --        0.08%     0.78%           --         0.78%








                                                                                                               NET TOTAL ANNUAL
                                  DISTRIBUTION                 TOTAL    CONTRACTUAL FEE                       OPERATING EXPENSES
                                     AND/OR                   ANNUAL         WAIVER                                INCLUDING
                      MANAGEMENT     SERVICE       OTHER     OPERATING   AND/OR EXPENSE    NET TOTAL ANNUAL     UNDERLYING FUND
UNDERLYING FUND:          FEE     (12b-1) FEES   EXPENSES    EXPENSES    REIMBURSEMENT   OPERATING EXPENSES*       EXPENSES*
----------------      ----------  ------------  ----------  ----------  ---------------  -------------------  ------------------


METROPOLITAN SERIES
  FUND,
  INC. -- ASSET
  ALLOCATION
  PORTFOLIOS
  MetLife
     Conservative
     Allocation
     Portfolio -- C-
     lass B.........     0.10%        0.25%        0.09%       0.44%         0.09%              0.35%            0.96%(10)(13)
  MetLife
     Conservative to
     Moderate
     Allocation
     Portfolio -- -
     Class B........     0.10%        0.25%        0.02%       0.37%         0.02%              0.35%            1.00%(10)(13)

                                  DISTRIBUTION                 TOTAL    CONTRACTUAL FEE
                                     AND/OR                   ANNUAL         WAIVER
                      MANAGEMENT     SERVICE       OTHER     OPERATING   AND/OR EXPENSE    NET TOTAL ANNUAL
UNDERLYING FUND:          FEE     (12b-1) FEES   EXPENSES    EXPENSES    REIMBURSEMENT   OPERATING EXPENSES*
----------------      ----------  ------------  ----------  ----------  ---------------  -------------------

  MetLife Moderate
     Allocation
     Portfolio -- C-
     lass B.........     0.10%        0.25%        0.01%       0.36%         0.01%              0.35%            1.05%(10)(13)
  MetLife Moderate
     to Aggressive
     Allocation
     Portfolio -- -
     Class B........     0.10%        0.25%        0.01%       0.36%         0.01%              0.35%            1.10%(10)(13)
  MetLife Aggressive
     Allocation
     Portfolio -
     Class B........     0.10%        0.25%        0.07%       0.42%         0.07%              0.35%            1.10%(10)(13)



--------

* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus, or (4) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+ Not available under all Contracts. Availability depends on Contract issue date.


++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2006.



NOTES


(1) Other Expenses include 0.01% for the Franklin Small-Mid Cap Growth Securities Fund and 0.03% for the Templeton Foreign Securities Fund of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year. The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).


(2) Other Expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.


(3) Management has contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Operating Expenses to 0.95% until May 1, 2008.


(4) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.


(5) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.


(6) This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of Class A shares of the Portfolio.


(7) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses, excluding 12b-1 fees to 1.10% for Dreman Small-Cap Value Portfolio and 1.00% for Pioneer Fund Portfolio.


(8) Other expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.


(9) Effective November 1, 2006, the Portfolio's fiscal year end has been changed from October 31 to December 31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.


(10) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.


(12) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(13) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.61% for the MetLife Conservative Allocation Portfolio, 0.65% for the MetLife Conservative to Moderate Allocation Portfolio, 0.70% for the MetLife Moderate Allocation Portfolio, 0.75% for the MetLife Moderate to Aggressive Allocation Portfolio and 0.75% for the MetLife Aggressive Allocation Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.05% for the MetLife Conservative Allocation Portfolio, 1.02% for the MetLife Conservative to Moderate Allocation Portfolio, 1.07% for the MetLife Moderate Allocation Portfolio, 1.11% for the MetLife Moderate to Aggressive Allocation Portfolio and 1.18% for the MetLife Aggressive Allocation Portfolio. Contract and Policy Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Contract or Policy Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)

EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.


The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.


EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).



                                                 IF CONTRACT IS SURRENDERED AT THE
                                                       END OF PERIOD SHOWN:
                                          ----------------------------------------------
FUNDING OPTION                              1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------                            ----------  ----------  ----------  ----------


Underlying Fund with Maximum Total
Annual Operating Expenses...............     $1097       $1851       $2483       $4958
Underlying Fund with Minimum Total
Annual Operating Expenses...............       974        1493        1905        3898

                                                 IF CONTRACT IS NOT SURRENDERED OR
                                                ANNUITIZED AT END OF PERIOD SHOWN:
                                          ----------------------------------------------
FUNDING OPTION                              1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------                            ----------  ----------  ----------  ----------


Underlying Fund with Maximum Total
Annual Operating Expenses...............     $497        $1491       $2483       $4958
Underlying Fund with Minimum Total
Annual Operating Expenses...............      374         1133        1905        3898





                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


Vintage L Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.


You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is no longer offered to new purchasers.


CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9325.

PURCHASE PAYMENTS




You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.



We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")



We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.



We will credit any Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.


In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the

Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.




PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur in promoting, marketing, and administering the Contracts and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of the Contracts")



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9325 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:





             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth     Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth            Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth-Income     Seeks both capital appreciation    Capital Research and Management
     Fund -- Class 2               and income.                        Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  VIP Contrafund(R)                Seeks long-term capital            Fidelity Management & Research
     Portfolio -- Service Class    appreciation.                      Company
  VIP Mid Cap                      Seeks long-term growth of          Fidelity Management & Research
     Portfolio -- Service Class 2  capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Franklin Income Securities       Seeks to maximize income while     Franklin Advisers, Inc.
     Fund -- Class 2               maintaining prospects for capital
                                   appreciation.
  Franklin Small-Mid Cap Growth    Seeks long-term capital growth.    Franklin Advisers, Inc.
     Securities Fund -- Class 2+
  Templeton Developing Markets     Seeks long-term capital            Templeton Asset Management Ltd.
     Securities Fund -- Class 2    appreciation.
  Templeton Foreign Securities     Seeks long-term capital growth.    Templeton Investment Counsel, LLC
     Fund -- Class 2                                                  Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES
  Mid Cap Growth                   Seeks long-term growth of          Janus Capital Management LLC
     Portfolio -- Service Shares   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
     Aggressive Growth                                                LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
     Appreciation                  capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks a balance between long-term  Legg Mason Partners Fund Advisor,
     Capital and Income            growth of capital and principal    LLC
     Portfolio -- Class II         preservation.                      Subadviser: ClearBridge Advisors,
                                                                      LLC and Western Asset Management
                                                                      Company
  Legg Mason Partners Variable     Seeks capital appreciation,        Legg Mason Partners Fund Advisor,
     Dividend Strategy Portfolio+  principally through investments    LLC
                                   in dividend-paying stocks.         Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks investment results that,     Legg Mason Partners Fund Advisor,
     Equity Index                  before expenses, correspond to     LLC
     Portfolio -- Class II         the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500 Index.              Financial Management, Inc.
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value             Current income is a secondary      LLC
     Portfolio -- Class I          consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio -- Class  capital, with growth of current    LLC
     I                             income as a secondary objective.   Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth Portfolio    capital.                           LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Mid Cap Core                  capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- All Cap Growth                                      Subadviser: ClearBridge Advisors,
     and Value                                                        LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- Global All Cap                                      Subadviser: ClearBridge Advisors,
     Growth and Value                                                 LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- Large Cap                                           Subadviser: ClearBridge Advisors,
     Growth and Value                                                 LLC
  Legg Mason Partners Variable     Seeks long term growth of          Legg Mason Partners Fund Advisor,
     Small Cap Growth              capital.                           LLC
     Portfolio -- Class I+                                            Subadviser: ClearBridge Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks to provide high current      Legg Mason Partners Fund Advisor,
     Adjustable Rate Income        income and to limit the degree of  LLC
     Portfolio                     fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     Diversified Strategic Income                                     LLC
     Portfolio -- Class I+                                            Subadviser: Western Asset
                                                                      Management Company
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     High Income Portfolio         Secondarily, seeks capital         LLC
                                   appreciation.                      Subadviser: Western Asset
                                                                      Management Company and Western
                                                                      Asset Management Company Limited
  Legg Mason Partners Variable     Seeks to maximize current income   Legg Mason Partners Fund Advisor,
     Money Market Portfolio        consistent with preservation of    LLC
                                   capital.                           Subadviser: Western Asset
                                                                      Management Company
MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core         Seeks long-term capital growth.    Met Investors Advisory, LLC
     Portfolio -- Class E                                             Subadviser: BlackRock Advisors,
                                                                      LLC
  Dreman Small-Cap Value           Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A                                             Subadviser: Dreman Value
                                                                      Management L.L.C.
  Harris Oakmark International     Seeks long-term capital            Met Investors Advisory, LLC
     Portfolio -- Class A          appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        Met Investors Advisory, LLC
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Lazard Mid-Cap                   Seeks long-term growth of          Met Investors Advisory, LLC
     Portfolio -- Class B          capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
  Lord Abbett Growth and Income    Seeks long-term growth of capital  Met Investors Advisory, LLC
     Portfolio -- Class B          and current income without         Subadviser: Lord, Abbett & Co.
                                   excessive fluctuations in the      LLC
                                   market value.
  Lord Abbett Mid-Cap Value        Seeks capital appreciation         Met Investors Advisory, LLC
     Portfolio -- Class B          through investments, primarily in  Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A                                             Subadviser:  A I M Capital
                                                                      Management, Inc.
  Met/AIM Small Cap Growth         Seeks long-term growth of          Met Investors Advisory, LLC
     Portfolio -- Class A          capital.                           Subadviser:  A I M Capital
                                                                      Management, Inc.
  MFS(R) Research International    Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A+                                            Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation and     Met Investors Advisory, LLC
     A                             reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
  Neuberger Berman Real Estate     Seeks to provide total return      Met Investors Advisory, LLC
     Portfolio -- Class A          through investment in real estate  Subadviser: Neuberger Berman
                                   securities, emphasizing both       Management, Inc.
                                   capital. appreciation and current
                                   income.
  PIMCO Inflation Protected Bond   Seeks to provide maximum real      Met Investors Advisory LLC
     Portfolio -- Class A          return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        Met Investors Advisory, LLC
     A                             capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current      Met Investors Advisory, LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Third Avenue Small Cap Value     Seeks long-term capital            Met Investors Advisory, LLC
     Portfolio -- Class B          appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: BlackRock Advisors,
                                                                      Inc.
  BlackRock Bond Income            Seeks competitive total return     MetLife Advisers, LLC
     Portfolio -- Class E          primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           Inc.
  Capital Guardian U.S. Equity     Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class A          capital.                           Subadviser: Capital Guardian
                                                                      Trust Company
  FI Large Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
     A                             capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  FI Value Leaders                 Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class D          capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  MetLife Aggressive Allocation    Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class B
  MetLife Conservative Allocation  Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class B          income, with growth of capital as
                                   a secondary objective.
  MetLife Conservative to          Seeks high total return in the     MetLife Advisers, LLC
     Moderate Allocation           form of income and growth of
     Portfolio -- Class B          capital, with a greater emphasis
                                   on income.
  MetLife Moderate Allocation      Seeks a balance between a high     MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.           MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: OppenheimerFunds,
                                                                      Inc.
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class B+         and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates Inc.
PIMCO VARIABLE INSURANCE TRUST
  Total Return                     Seeks maximum total return,        Pacific Investment Management
     Portfolio -- Administrative   consistent with preservation of    Company LLC
     Class                         capital and prudent investment
                                   management.
VAN KAMPEN LIFE INVESTMENT TRUST
  Strategic Growth                 Seeks capital appreciation.        Van Kampen Asset Management
     Portfolio -- Class I+






+ Not available under all Contracts. Availability depends on Contract issue date.





Certain Variable Funding Options have been subject to a merger, substitution or name change. Please see "Appendix C -- Additional Information Regarding the Underlying Funds" for more information.





                                  FIXED ACCOUNT

--------------------------------------------------------------------------------



We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix D for more information.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners


     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)


     - administration of the annuity options available under the Contracts and


     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts


     - sales and marketing expenses including commission payments to your registered representative and



     -    other costs of doing business


Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established


     - that the amount of the death benefit will be greater than the Contract Value and



     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted


We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.





WITHDRAWAL CHARGE



We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:




            YEARS SINCE PURCHASE
                PAYMENT MADE
--------------------------------------------      WITHDRAWAL
  GREATER THAN OR EQUAL TO     BUT LESS THAN        CHARGE
--------------------------     -------------    --------------


          0 years                  1 year             6%
          1 year                  2 years             5%
          2 years                 3 years             4%
          3 years                 4 years             3%
         4+ years                                     0%




For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:



     (a)  any Purchase Payment to which no withdrawal charge applies, then



     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then



     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then



     (d)  any Contract earnings.



We will not deduct a withdrawal charge if Purchase Payments are distributed:



     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

     -    if a lifetime annuity payout has begun



     -    under the Managed Distribution Program or



     - if you elect Annuity Payments for a fixed period of at least five years



Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a partial withdrawal, the amount that you receive may be less than your requested withdrawal amount due to the deduction of applicable taxes and charges, including the withdrawal charge, from your requested withdrawal amount. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will deduct the amount of the applicable taxes and charges from your Contract Value so you can receive your full requested withdrawal amount.




FREE WITHDRAWAL ALLOWANCE




Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.


Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:



     (1)  from the distribution of death proceeds;



     (2)  after an annuity payout has begun; or


     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Annual Step-Up Death Benefit the M&E charge is 1.70% annually. If you choose the Roll-Up Death Benefit the M&E charge is 1.90% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE



If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.



We will assess the charge as a percentage of the total benefit received as follows:




   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                 1 year               6%
         1 year                 2 years               5%
         2 years                3 years               4%
         3 years                4 years               3%
        4 + years                                     0%




Please refer to Payment Options for a description of this benefit.



ENHANCED STEPPED-UP PROVISION CHARGE



If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.



VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request, which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Dreman Small-Cap Value Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Harris Oakmark International Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract

Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.


In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.



The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.



You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for funds.



You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.



All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.



For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request. We may withhold payment of surrender, withdrawal or, if applicable, loan proceeds if any portion of those proceeds would be derived from a personal check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS


Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.



We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.



Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.



MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations".) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.


Please note that naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult your agent if you have questions.


Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value on the Death Report Date

     (2)  your adjusted Purchase Payment (see below) or*

     (3)  the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT



--------------------------------------------------------------------------------------
If the Annuitant dies before
age 80, the death benefit will
be the greatest of:                 -  the Contract Value on the Death Report Date;
                                    -  your adjusted Purchase Payment (see below);*
                                    -  the Step-Up Value, if any, as described below
                                    -  the Roll-Up Death Benefit Value (as described
                                       below)
--------------------------------------------------------------------------------------
If the Annuitant dies on or
after age 80, the death benefit
will be the greatest of:            -  the Contract Value on the Death Report Date;
                                    -  your adjusted Purchase Payment (see below) or*
                                    -  the Step-Up Value, if any, as described below,
                                       or
                                    -  the Roll-Up Death Benefit Value (as described
                                       below) on the Annuitant's 80(th) birthday,
                                       plus any additional Purchase Payments and
                                       minus any partial surrender reductions (as
                                       described below) that occur after the
                                       Annuitant's 80(th) birthday.
--------------------------------------------------------------------------------------


---------
* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b)   is any Purchase Payment made during the previous Contract Year

     c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b) is any Purchase Payment made since the previous Contract Date anniversary

     c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

---------
** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

           50,000 X (10,000/55,000) = $9,090

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

           50,000 X (10,000/30,000) = $16,666

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/55,000) = $9,090

You new modified Purchase Payment would be 50,000-9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000-16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS NOT THE         The beneficiary (ies), or if   The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER (WHO  The beneficiary (ies), or,     The beneficiary elects to      Yes
IS THE ANNUITANT)             if none, to the surviving      continue the Contract rather
                              joint owner.                   than receive a distribution.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary (ies), or,     The spouse elects to           Yes
THE ANNUITANT)                if none, to the surviving      continue the Contract.
                              joint owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner.   continue the Contract rather
                                                             than receive the
                                                             distribution.

                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A   The beneficiary (ies), or if                                  Yes (Death of
NON-NATURAL ENTITY/TRUST)     none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
---------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER/ANNUITANT               The beneficiary (ies), or if   The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------



---------

* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.



SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)


Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.


Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.



Please note that spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)


If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.


If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:


     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or


     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.


You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.


DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III;" we may refer to any one of these as GMWB. The availability of each rider is shown below.



--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee       Principal Guarantee       Principal Guarantee
                                                                                                Value
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 28, 2005 if         March 28, 2005 if
                                   March 28, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------


You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.


REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.


ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3(rd)
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------


ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.


WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:


                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III


--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL
REDUCTION
(PWR)             N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
                           10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
                                 9,091                  500                           $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT
OF THE
WITHDRAWAL                      $10,000                                               $11,111

                            (10,000>9,091)                                        (11,111>10,000)
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
--------------------------------------------------------------------------------------------------------------------------

                          WITHDRAWAL EXAMPLE FOR GMWB I



--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,909               $4,545          $80,000         $88,889               $4,444

                         [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
                           x10,000/110,000)]     x90,909/100,000)]               x10,000/90,000)]      (88,889/100,000)]
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------




TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.


For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9 , Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.


          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.


     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.


RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.


Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.


Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB (the charge will never exceed the guaranteed maximum charge). Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.


INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.



--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------



MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.


Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.


TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.



OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:


     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.


If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.


Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                     if first withdrawal       if first withdrawal
                                   after 3(rd) anniversary   after 3(rd) anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.


Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.


The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


     - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.


     - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.


Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE



--------------------------------------------------------------------------------------------------------------------
                           INCREASING CONTRACT VALUE                           DECLINING CONTRACT VALUE
--------------------------------------------------------------------------------------------------------------------
                                      BASE                                               BASE
                   CONTRACT       CALCULATION                         CONTRACT       CALCULATION
                    VALUE            AMOUNT        BENEFIT BASE        VALUE            AMOUNT        BENEFIT BASE
--------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000      Not Applicable      $100,000         $100,000      Not Applicable
--------------------------------------------------------------------------------------------------------------------
VALUE AS OF
RIDER
MATURITY DATE      $115,000         $100,000         $100,000         $85,000          $100,000         $100,000
--------------------------------------------------------------------------------------------------------------------
AMOUNT
APPLIED TO
CONTRACT
VALUE DUE TO
GMAB RIDER                           $0(1)                                            $15,000(2)
--------------------------------------------------------------------------------------------------------------------




(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.


(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.


  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT



--------------------------------------------------------------------------------------------------------------------
                  ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS       ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
--------------------------------------------------------------------------------------------------------------------
                                                       BASE                                               BASE
                   CONTRACT         PURCHASE       CALCULATION        CONTRACT         PURCHASE       CALCULATION
                    VALUE           PAYMENT           AMOUNT           VALUE           PAYMENT           AMOUNT
--------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000         $100,000         $100,000         $100,000         $100,000
--------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE
PAYMENT            $120,000      Not Applicable      $100,000         $120,000      Not Applicable      $100,000
--------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE
PAYMENT            $130,000         $10,000          $110,000         $130,000         $10,000          $100,000
--------------------------------------------------------------------------------------------------------------------


The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.


      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT



----------------------------------------------------------------------------------------------------------------------------
                                                    ASSUMING INCREASING CONTRACT VALUE
----------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
----------------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL           $115,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
FOLLOWING
PARTIAL
WITHDRAWAL           $105,000               $90,000               $10,000               $8,696                $10,000
----------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------------
                                                     ASSUMING DECLINING CONTRACT VALUE
----------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
----------------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL            $85,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
FOLLOWING
PARTIAL
WITHDRAWAL            $75,000               $88,235               $10,000               $11,765               $11,765
----------------------------------------------------------------------------------------------------------------------------


INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in

Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.


You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.


     - If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.



     - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.


Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.




                CLASS B SUBACCOUNTS/UNDERLYING FUNDS
--------------------------------------------------------------------


  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     Franklin Income Securities Fund
  LEGG MASON PARTNERS VARIABLE INCOME TRUST
     Legg Mason Partners Variable Adjustable Rate Income Portfolio
     Legg Mason Partners Variable High Income Portfolio
     Legg Mason Partners Variable Money Market Portfolio
  MET INVESTORS SERIES TRUST
     Pioneer Strategic Income Portfolio
     PIMCO Inflation Protected Bond Portfolio
  METROPOLITAN SERIES FUND, INC.
     BlackRock Bond Income Portfolio
  PIMCO VARIABLE INSURANCE TRUST
     Total Return Portfolio



GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

          Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

          Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS


     - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.


     - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

     - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

     - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE


Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected, and any living benefit rider is terminated.


You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY


You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")


VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY


You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")


The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.


On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.


ANNUITY OPTIONS


Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.


Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. Please note that Option 5 may not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before this option.



Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA or other Qualified Contract.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.




                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. References to "Separate

Account" refer either to Separate Account Nine or Separate Account Ten, depending on the issuer of your Contract. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.



We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.



All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.



Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.


Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.


In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

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                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------




The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



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


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse consequences.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-up Provision, as well as all living benefits such as GMAB and GMWB if available in your Contract) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), OR 408 (INCLUDING IRA OWNERS): While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $45,000 or 100% of pay for each participant in 2007.



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10%


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


penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



TSAS (ERISA AND NON-ERISA)



GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.



In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).



Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a proposed prohibition on the use of life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final regulations.



WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:



     - Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);



     - Is directly transferred to another permissible investment under sec.403(b) arrangements;



     -    Relates to amounts that are not salary reduction elective deferrals;



     - Occurs after you die, leave your job or become disabled (as defined by the Code); or



     - Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.



DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:



     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.



     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.



     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).



     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.



     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.



     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.



     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.



Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.



The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:



The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.



Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.



In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).



If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").



Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.



Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.



LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.



The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.



Your Contract will indicated whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



     -    a non-taxable return of your Purchase Payment; or



     -    a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.



OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax advisor before selecting any rider or endorsement to the Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT. If you have purchased a Guaranteed Minimum Withdrawal Benefit (GMWB), where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Minimum Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and either the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



MetLife reserves the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.



TAX CREDITS AND DEDUCTIONS



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to contract owners since the Company is the owner of the assets from which the tax benefits are derived.


                                OTHER INFORMATION

--------------------------------------------------------------------------------


Vintage L is a service mark of Citigroup, Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.


THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept purchase payments from existing Contract Owners.



COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the funds' shares in connection with the Contract.



The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2006, as well as the range of additional compensation paid.



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Registered representatives of our affiliates, MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.




CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS


In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the *minimum* Separate Account Charge available under the contract. The second table provides the AUV information for the *maximum* Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.85%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02).................................  2006        1.143            1.194                 --
                                                     2005        1.113            1.143            433,246
                                                     2004        1.019            1.113            206,918
                                                     2003        0.786            1.019            134,576
                                                     2002        1.000            0.786             70,619

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00).................................  2006        1.166            1.138                 --
                                                     2005        1.034            1.166             95,999
                                                     2004        0.973            1.034             75,694
                                                     2003        0.803            0.973             40,191
                                                     2002        1.183            0.803              4,743
                                                     2001        1.000            1.183                 --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.649            1.950          1,493,191
                                                     2005        1.473            1.649          1,392,866
                                                     2004        1.322            1.473            689,281
                                                     2003        0.995            1.322            338,279
                                                     2002        1.188            0.995            108,035
                                                     2001        1.000            1.188                 --

  American Funds Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.553            1.681          5,177,418
                                                     2005        1.362            1.553          5,108,335
                                                     2004        1.233            1.362          3,022,506
                                                     2003        0.918            1.233          1,910,413
                                                     2002        1.238            0.918            519,111
                                                     2001        1.000            1.238              5,663

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  American Funds Growth-Income Subaccount (Class 2)
  (2/00)...........................................  2006        1.341            1.517          5,407,103
                                                     2005        1.291            1.341          5,384,780
                                                     2004        1.191            1.291          3,748,375
                                                     2003        0.916            1.191          2,541,469
                                                     2002        1.143            0.916            825,826
                                                     2001        1.000            1.143              6,095

Capital Appreciation Fund
  Capital Appreciation Fund (3/02).................  2006        1.297            1.282                 --
                                                     2005        1.117            1.297             69,464
                                                     2004        0.952            1.117             10,285
                                                     2003        0.777            0.952              5,296
                                                     2002        1.000            0.777              6,000

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02)...........................................  2006        1.703            2.217                 --
                                                     2005        1.618            1.703            444,721
                                                     2004        1.255            1.618            282,289
                                                     2003        0.953            1.255            261,390
                                                     2002        1.000            0.953            110,495

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.302            1.415                 --
                                                     2005        1.204            1.302            230,497
                                                     2004        1.074            1.204             45,466
                                                     2003        1.000            1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.299            1.447                 --
                                                     2005        1.202            1.299            372,761
                                                     2004        1.067            1.202             73,290
                                                     2003        1.000            1.067                 --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.032            1.198          1,064,996
                                                     2005        1.000            1.032            360,823

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)......................  2006        1.303            1.391            850,852
                                                     2005        1.267            1.303            828,548
                                                     2004        1.158            1.267            703,458
                                                     2003        0.859            1.158            247,570
                                                     2002        1.228            0.859             73,361
                                                     2001        1.000            1.228                 --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.242            1.443                 --
                                                     2005        1.144            1.242          1,920,497
                                                     2004        1.035            1.144            911,365
                                                     2003        0.842            1.035            482,403
                                                     2002        1.000            0.842            112,568

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.211            2.780            631,126
                                                     2005        1.767            2.211            453,826
                                                     2004        1.444            1.767             74,045
                                                     2003        1.000            1.444              6,032

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00).................................  2006        1.481            1.766          1,728,859
                                                     2005        1.369            1.481          1,323,471
                                                     2004        1.177            1.369            672,403
                                                     2003        0.907            1.177            254,384
                                                     2002        1.134            0.907            136,180
                                                     2001        1.000            1.134                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02).................................  2006        1.246            1.490                 --
                                                     2005        1.166            1.246            699,854
                                                     2004        1.024            1.166            204,395
                                                     2003        0.789            1.024             96,803
                                                     2002        1.000            0.789             58,188

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00)...................................  2006        1.406            1.564             42,968
                                                     2005        1.279            1.406            122,864
                                                     2004        1.081            1.279            131,294
                                                     2003        0.817            1.081            131,035
                                                     2002        1.158            0.817             43,642
                                                     2001        1.000            1.158                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.534            1.717                 --
                                                     2005        1.502            1.534            386,440
                                                     2004        1.332            1.502            112,428
                                                     2003        1.000            1.332            101,266

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)........  2006        0.988            1.144            271,923
                                                     2005        1.008            0.988            274,180
                                                     2004        0.993            1.008            129,017
                                                     2003        0.819            0.993             60,101
                                                     2002        1.128            0.819             13,026
                                                     2001        1.000            1.128                 --

  LMPIS Premier Selections All Cap Growth
  Subaccount (5/01)................................  2006        1.196            1.260             31,675
                                                     2005        1.146            1.196             44,833
                                                     2004        1.135            1.146             46,001
                                                     2003        0.861            1.135             33,703
                                                     2002        1.198            0.861             24,619
                                                     2001        1.000            1.198                 --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01)...........................................  2006        1.445            1.601            353,505
                                                     2005        1.403            1.445            342,386
                                                     2004        1.236            1.403            292,379
                                                     2003        0.887            1.236            145,645
                                                     2002        1.215            0.887             36,890
                                                     2001        1.000            1.215                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).......  2006        1.229            1.426          1,234,613
                                                     2005        1.204            1.229          1,548,293
                                                     2004        1.132            1.204          1,643,520
                                                     2003        0.829            1.132          1,213,718
                                                     2002        1.127            0.829            482,311
                                                     2001        1.000            1.127              6,229

  LMPVPI Investors Subaccount (Class I) (1/01).....  2006        1.261            1.463            754,904
                                                     2005        1.205            1.261          1,014,142
                                                     2004        1.112            1.205          1,069,597
                                                     2003        0.856            1.112            738,841
                                                     2002        1.134            0.856            316,814
                                                     2001        1.000            1.134                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00)...........................................  2006        1.369            1.515            371,640
                                                     2005        1.329            1.369            467,037
                                                     2004        1.176            1.329            436,895
                                                     2003        0.805            1.176            267,896
                                                     2002        1.255            0.805             20,161
                                                     2001        1.000            1.255                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (6/00)...........  2006        1.231            1.387          2,270,939
                                                     2005        1.202            1.231          2,791,436
                                                     2004        1.125            1.202          2,527,277
                                                     2003        0.920            1.125          2,308,725
                                                     2002        1.137            0.920            523,480
                                                     2001        1.000            1.137                 --

  LMPVPII Diversified Strategic Income Subaccount
  (7/00)...........................................  2006        1.205            1.247          1,229,206
                                                     2005        1.197            1.205          1,763,130
                                                     2004        1.142            1.197          1,620,778
                                                     2003        1.041            1.142            729,132
                                                     2002        1.012            1.041            144,253
                                                     2001        1.000            1.012                 --

  LMPVPII Equity Index Subaccount (Class II)
  (6/00)...........................................  2006        1.208            1.365          1,568,652
                                                     2005        1.180            1.208          2,001,890
                                                     2004        1.091            1.180          1,576,990
                                                     2003        0.870            1.091          1,068,257
                                                     2002        1.141            0.870            208,514
                                                     2001        1.000            1.141                 --

  LMPVPII Fundamental Value Subaccount (6/00)......  2006        1.347            1.545          1,993,242
                                                     2005        1.310            1.347          2,282,236
                                                     2004        1.233            1.310          2,104,693
                                                     2003        0.906            1.233          1,683,561
                                                     2002        1.173            0.906            528,533
                                                     2001        1.000            1.173                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.996            1.018            365,576
                                                     2005        0.991            0.996            337,114
                                                     2004        0.998            0.991             90,836
                                                     2003        1.000            0.998              2,550

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Aggressive Growth Subaccount (3/00).....  2006        1.253            1.338          3,452,678
                                                     2005        1.143            1.253          3,688,212
                                                     2004        1.059            1.143          3,272,963
                                                     2003        0.802            1.059          2,216,985
                                                     2002        1.213            0.802            741,620
                                                     2001        1.000            1.213              5,724

  LMPVPIII High Income Subaccount (8/00)...........  2006        1.347            1.468          1,706,172
                                                     2005        1.337            1.347          1,752,598
                                                     2004        1.234            1.337          1,653,614
                                                     2003        0.985            1.234          1,341,664
                                                     2002        1.037            0.985            201,900
                                                     2001        1.000            1.037                 --

  LMPVPIII Large Cap Growth Subaccount (2/00)......  2006        1.286            1.321          1,186,381
                                                     2005        1.245            1.286          1,397,017
                                                     2004        1.264            1.245          1,352,456
                                                     2003        0.872            1.264          1,110,282
                                                     2002        1.181            0.872            384,417
                                                     2001        1.000            1.181                 --

  LMPVPIII Mid Cap Core Subaccount (4/00)..........  2006        1.437            1.620            485,121
                                                     2005        1.352            1.437            576,586
                                                     2004        1.247            1.352            654,161
                                                     2003        0.979            1.247            544,924
                                                     2002        1.233            0.979            270,753
                                                     2001        1.000            1.233                 --

  LMPVPIII Money Market Subaccount (2/00)..........  2006        0.982            1.009          2,117,552
                                                     2005        0.973            0.982          2,876,757
                                                     2004        0.983            0.973          3,211,212
                                                     2003        0.995            0.983          2,901,484
                                                     2002        1.000            0.995          2,395,570
                                                     2001        1.000            1.000                 --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02).........................  2006        1.480            1.651          3,067,305
                                                     2005        1.432            1.480          2,931,737
                                                     2004        1.368            1.432          1,902,696
                                                     2003        1.060            1.368          1,000,414
                                                     2002        1.000            1.060            228,011

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (10/02).................  2006        1.310            1.421          5,801,545
                                                     2005        1.280            1.310          6,959,628
                                                     2004        1.242            1.280          4,117,282
                                                     2003        1.037            1.242          1,860,167
                                                     2002        1.000            1.037            367,255

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).....................  2006        1.569            1.774            970,821
                                                     2005        1.500            1.569          1,001,500
                                                     2004        1.386            1.500            388,786
                                                     2003        1.073            1.386            193,380
                                                     2002        1.000            1.073             27,934

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02).........................  2006        1.441            1.588            745,667
                                                     2005        1.417            1.441            941,155
                                                     2004        1.353            1.417            596,551
                                                     2003        1.068            1.353            416,126
                                                     2002        1.000            1.068             43,322

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.391            1.601            472,960
                                                     2005        1.372            1.391            516,959
                                                     2004        1.241            1.372            439,996
                                                     2003        1.000            1.241              9,795

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.625            1.790            788,623
                                                     2005        1.529            1.625            891,248
                                                     2004        1.256            1.529            337,639
                                                     2003        1.000            1.256            171,217

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.336            1.412            254,579

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.271            1.353             63,505

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.492            1.641            503,697

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.282            1.312             72,557

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.074          2,526,375

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.070             30,882

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.359            1.340            168,317

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.281            1.269              9,703

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.262            1.393            611,218

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.218            662,239

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.460            1.567            132,280

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.092            1.147              8,605

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.122            1.160          1,268,342

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.027          1,422,559

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.885            0.862            388,262

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.041            1.079          3,066,464

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/06).................................  2006        1.143            1.173            302,512

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.212            1.227            360,693

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.428            1.462          1,798,073

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.059              5,308

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.041            215,648

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.047             93,358

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.053             83,637

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.058            123,201

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.311            1.399          3,994,432

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.049          1,352,414

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.067             76,994

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.119            1.107          3,283,429
                                                     2005        1.117            1.119          2,555,183
                                                     2004        1.045            1.117            974,468
                                                     2003        1.000            1.045            233,173

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.146            1.169          9,603,831
                                                     2005        1.140            1.146         12,289,203
                                                     2004        1.107            1.140         11,093,565
                                                     2003        1.074            1.107         10,441,947
                                                     2002        1.003            1.074          3,411,930
                                                     2001        1.000            1.003                 --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.458            1.828            136,687
                                                     2005        1.323            1.458            188,294
                                                     2004        1.160            1.323            191,672
                                                     2003        0.919            1.160            186,378
                                                     2002        1.138            0.919             63,610
                                                     2001        1.000            1.138                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.874            2.157            367,368
                                                     2005        1.783            1.874            418,626
                                                     2004        1.439            1.783            396,956
                                                     2003        0.980            1.439            376,864
                                                     2002        1.221            0.980            182,271
                                                     2001        1.000            1.221                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01)...........................................  2006        1.277            1.359                 --
                                                     2005        1.196            1.277            190,318
                                                     2004        1.144            1.196            375,673
                                                     2003        0.901            1.144            277,176
                                                     2002        1.206            0.901             89,349
                                                     2001        1.000            1.206                 --

  Travelers Equity Income Subaccount (10/00).......  2006        1.360            1.428                 --
                                                     2005        1.326            1.360          2,433,988
                                                     2004        1.229            1.326          2,231,165
                                                     2003        0.955            1.229          1,497,940
                                                     2002        1.130            0.955            132,792
                                                     2001        1.000            1.130                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Large Cap Subaccount (6/00)............  2006        1.177            1.212                 --
                                                     2005        1.103            1.177            305,074
                                                     2004        1.055            1.103            587,004
                                                     2003        0.862            1.055            525,495
                                                     2002        1.138            0.862             71,115
                                                     2001        1.000            1.138                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)................................  2006        1.108            1.177                 --
                                                     2005        1.000            1.108              4,537

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)................................  2006        1.019            1.022                 --
                                                     2005        1.007            1.019             25,289

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.053            1.090                 --
                                                     2005        1.008            1.053             49,057

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.086            1.132                 --
                                                     2005        1.000            1.086             44,275

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)...................  2006        1.030            1.049                 --
                                                     2005        1.000            1.030              4,434

  Travelers Managed Income Subaccount (7/00).......  2006        1.052            1.041                 --
                                                     2005        1.057            1.052          3,723,014
                                                     2004        1.047            1.057          3,291,375
                                                     2003        0.984            1.047          2,134,736
                                                     2002        0.981            0.984            483,229
                                                     2001        1.000            0.981                 --

  Travelers Mercury Large Cap Core Subaccount
  (6/00)...........................................  2006        1.259            1.336                 --
                                                     2005        1.145            1.259            382,840
                                                     2004        1.006            1.145            528,392
                                                     2003        0.846            1.006            438,531
                                                     2002        1.151            0.846             27,272
                                                     2001        1.000            1.151                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers MFS(R) Mid Cap Growth Subaccount
  (3/02)...........................................  2006        0.837            0.885                 --
                                                     2005        0.827            0.837            363,071
                                                     2004        0.738            0.827            197,288
                                                     2003        0.549            0.738             79,566
                                                     2002        1.000            0.549              6,056

  Travelers MFS(R) Total Return Subaccount (7/00)..  2006        1.271            1.311                 --
                                                     2005        1.258            1.271          5,187,440
                                                     2004        1.150            1.258          4,470,787
                                                     2003        1.005            1.150          3,403,681
                                                     2002        1.081            1.005            458,806
                                                     2001        1.000            1.081                 --

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.169            1.262                 --
                                                     2005        1.119            1.169            425,726
                                                     2004        1.000            1.119             22,370

  Travelers Mondrian International Stock Subaccount
  (3/02)...........................................  2006        1.300            1.492                 --
                                                     2005        1.209            1.300            476,199
                                                     2004        1.064            1.209            377,856
                                                     2003        0.843            1.064             45,040
                                                     2002        1.000            0.843              7,884

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.377            1.460                 --
                                                     2005        1.324            1.377            109,545
                                                     2004        1.213            1.324             68,258
                                                     2003        1.000            1.213             14,955

  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)...........................................  2006        1.038            1.092                 --
                                                     2005        1.036            1.038              2,664

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.112            1.122                 --
                                                     2005        1.092            1.112          1,908,893
                                                     2004        1.000            1.092            828,053

  Travelers Strategic Equity Subaccount (6/00).....  2006        1.056            1.101                 --
                                                     2005        1.054            1.056            229,625
                                                     2004        0.974            1.054            192,976
                                                     2003        0.749            0.974            137,627
                                                     2002        1.148            0.749             83,170
                                                     2001        1.000            1.148                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)................................  2006        1.113            1.281                 --
                                                     2005        1.027            1.113              8,406

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.109            1.271                 --
                                                     2005        1.000            1.109             15,029

  Travelers Van Kampen Enterprise Subaccount
  (4/00)...........................................  2006        1.102            1.143                 --
                                                     2005        1.041            1.102            258,617
                                                     2004        1.021            1.041            124,503
                                                     2003        0.828            1.021             78,814
                                                     2002        1.194            0.828                 --
                                                     2001        1.000            1.194                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (2/00)........................................  2006        1.046            1.056            103,007
                                                     2005        0.987            1.046            126,788
                                                     2004        0.940            0.987             96,939
                                                     2003        0.752            0.940             68,581
                                                     2002        1.134            0.752             28,027
                                                     2001        1.000            1.134                 --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class)
  (5/00)...........................................  2006        1.628            1.784          2,391,367
                                                     2005        1.419            1.628          2,046,688
                                                     2004        1.254            1.419          1,366,552
                                                     2003        0.995            1.254            855,032
                                                     2002        1.119            0.995            157,173
                                                     2001        1.000            1.119                 --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)..  2006        1.643            1.813          1,974,513
                                                     2005        1.418            1.643          1,993,749
                                                     2004        1.159            1.418          1,597,208
                                                     2003        0.854            1.159          1,203,368
                                                     2002        1.000            0.854            289,347






                         SEPARATE ACCOUNT CHARGES 2.70%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02).................................  2006        1.099            1.144               --
                                                     2005        1.079            1.099               --
                                                     2004        1.000            1.079               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00).................................  2006        1.181            1.142               --
                                                     2005        1.056            1.181               --
                                                     2004        1.000            1.056               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.234            1.446            8,568
                                                     2005        1.111            1.234            4,830
                                                     2004        1.000            1.111               --

  American Funds Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.226            1.315           27,779
                                                     2005        1.084            1.226           14,444
                                                     2004        1.000            1.084               --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00)...........................................  2006        1.095            1.228           34,469
                                                     2005        1.063            1.095           28,099
                                                     2004        1.000            1.063               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02).................  2006        1.343            1.324               --
                                                     2005        1.167            1.343               --
                                                     2004        1.000            1.167               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02)...........................................  2006        1.341            1.731               --
                                                     2005        1.285            1.341               --
                                                     2004        1.000            1.285               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.196            1.296               --
                                                     2005        1.115            1.196            4,422
                                                     2004        1.000            1.115               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.197            1.330               --
                                                     2005        1.117            1.197           28,051
                                                     2004        1.000            1.117               --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.026            1.181            6,694
                                                     2005        1.000            1.026               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)......................  2006        1.105            1.169               --
                                                     2005        1.083            1.105               --
                                                     2004        1.000            1.083               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.182            1.362               --
                                                     2005        1.098            1.182               --
                                                     2004        1.000            1.098               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        1.562            1.948            3,379
                                                     2005        1.259            1.562            1,944
                                                     2004        1.000            1.259               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00).................................  2006        1.237            1.463            8,544
                                                     2005        1.154            1.237            4,762
                                                     2004        1.000            1.154               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02).................................  2006        1.184            1.404               --
                                                     2005        1.117            1.184               --
                                                     2004        1.000            1.117               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00)...................................  2006        1.230            1.356               --
                                                     2005        1.128            1.230               --
                                                     2004        1.000            1.128               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.138            1.265               --
                                                     2005        1.124            1.138               --
                                                     2004        1.000            1.124               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)........  2006        0.985            1.131               --
                                                     2005        1.014            0.985               --
                                                     2004        1.000            1.014               --

  LMPIS Premier Selections All Cap Growth
  Subaccount (5/01)................................  2006        1.060            1.107               --
                                                     2005        1.024            1.060               --
                                                     2004        1.000            1.024               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01)...........................................  2006        1.192            1.309               --
                                                     2005        1.167            1.192               --
                                                     2004        1.000            1.167               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).......  2006        1.069            1.229               --
                                                     2005        1.055            1.069               --
                                                     2004        1.000            1.055               --

  LMPVPI Investors Subaccount (Class I) (1/01).....  2006        1.117            1.286               --
                                                     2005        1.077            1.117               --
                                                     2004        1.000            1.077               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00)...........................................  2006        1.188            1.304               --
                                                     2005        1.164            1.188               --
                                                     2004        1.000            1.164               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (6/00)...........  2006        1.071            1.196           31,256
                                                     2005        1.055            1.071           31,278
                                                     2004        1.000            1.055               --

  LMPVPII Diversified Strategic Income Subaccount
  (7/00)...........................................  2006        1.066            1.094               --
                                                     2005        1.068            1.066               --
                                                     2004        1.000            1.068               --

  LMPVPII Equity Index Subaccount (Class II)
  (6/00)...........................................  2006        1.084            1.214               --
                                                     2005        1.068            1.084               --
                                                     2004        1.000            1.068               --

  LMPVPII Fundamental Value Subaccount (6/00)......  2006        1.077            1.224            5,857
                                                     2005        1.056            1.077            5,857
                                                     2004        1.000            1.056               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.992            1.006            6,317
                                                     2005        0.996            0.992            6,323
                                                     2004        1.000            0.996               --

  LMPVPIII Aggressive Growth Subaccount (3/00).....  2006        1.156            1.225           64,934
                                                     2005        1.064            1.156           71,280
                                                     2004        1.000            1.064               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII High Income Subaccount (8/00)...........  2006        1.081            1.168            6,766
                                                     2005        1.083            1.081               --
                                                     2004        1.000            1.083               --

  LMPVPIII Large Cap Growth Subaccount (2/00)......  2006        1.012            1.031               --
                                                     2005        0.988            1.012               --
                                                     2004        1.000            0.988               --

  LMPVPIII Mid Cap Core Subaccount (4/00)..........  2006        1.152            1.287            8,675
                                                     2005        1.092            1.152            8,686
                                                     2004        1.000            1.092               --

  LMPVPIII Money Market Subaccount (2/00)..........  2006        0.992            1.011           23,134
                                                     2005        0.992            0.992           23,155
                                                     2004        1.000            0.992               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02).........................  2006        1.062            1.175               --
                                                     2005        1.037            1.062               --
                                                     2004        1.000            1.037               --

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (10/02).................  2006        1.044            1.123           85,331
                                                     2005        1.029            1.044          146,523
                                                     2004        1.000            1.029               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).....................  2006        1.104            1.238               --
                                                     2005        1.065            1.104               --
                                                     2004        1.000            1.065               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02).........................  2006        1.039            1.136               --
                                                     2005        1.031            1.039               --
                                                     2004        1.000            1.031               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.103            1.259               --
                                                     2005        1.098            1.103               --
                                                     2004        1.000            1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.220            1.333           17,867
                                                     2005        1.158            1.220           13,558
                                                     2004        1.000            1.158               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.295            1.361               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.261            1.334               --

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.395            1.525            5,306

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.324            1.347               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.068               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.064            7,446

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.182            1.159           61,850

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.271            1.252               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.254            1.376           40,201

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.211               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.190            1.270               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.083            1.132               --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.119            1.150           16,724

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.021           53,969

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.133            1.098            4,738

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.000            1.030          149,570

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/06).................................  2006        1.123            1.146               --

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.137            1.144               --

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.171            1.193               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.052               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.035               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.042               --

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.047           94,815

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.052               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.127            1.196          144,761

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.043            5,495

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.061               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.059            1.038           20,676
                                                     2005        1.065            1.059           12,485
                                                     2004        1.000            1.065               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.039            1.051           27,845
                                                     2005        1.042            1.039           22,918
                                                     2004        1.000            1.042               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.264            1.571               --
                                                     2005        1.157            1.264               --
                                                     2004        1.000            1.157               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.241            1.417            5,626
                                                     2005        1.191            1.241               --
                                                     2004        1.000            1.191               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01)...........................................  2006        1.114            1.182               --
                                                     2005        1.053            1.114           68,471
                                                     2004        1.000            1.053               --

  Travelers Equity Income Subaccount (10/00).......  2006        1.119            1.171               --
                                                     2005        1.100            1.119               --
                                                     2004        1.000            1.100               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Large Cap Subaccount (6/00)............  2006        1.107            1.137               --
                                                     2005        1.046            1.107               --
                                                     2004        1.000            1.046               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)................................  2006        1.102            1.168               --
                                                     2005        1.000            1.102               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)................................  2006        1.014            1.014               --
                                                     2005        1.006            1.014               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.048            1.081               --
                                                     2005        1.007            1.048          117,297

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.080            1.123               --
                                                     2005        1.000            1.080               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)...................  2006        1.025            1.041               --
                                                     2005        1.000            1.025               --

  Travelers Managed Income Subaccount (7/00).......  2006        1.013            1.000               --
                                                     2005        1.027            1.013          163,216
                                                     2004        1.000            1.027               --

  Travelers Mercury Large Cap Core Subaccount
  (6/00)...........................................  2006        1.224            1.295               --
                                                     2005        1.122            1.224               --
                                                     2004        1.000            1.122               --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (3/02)...........................................  2006        1.075            1.133               --
                                                     2005        1.071            1.075            4,744
                                                     2004        1.000            1.071               --

  Travelers MFS(R) Total Return Subaccount (7/00)..  2006        1.096            1.127               --
                                                     2005        1.094            1.096          157,897
                                                     2004        1.000            1.094               --

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.165            1.254               --
                                                     2005        1.124            1.165           22,336
                                                     2004        1.000            1.124               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Mondrian International Stock Subaccount
  (3/02)...........................................  2006        1.218            1.395               --
                                                     2005        1.143            1.218               --
                                                     2004        1.000            1.143               --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.126            1.190               --
                                                     2005        1.091            1.126               --
                                                     2004        1.000            1.091               --

  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)...........................................  2006        1.033            1.083               --
                                                     2005        1.035            1.033               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.112            1.119               --
                                                     2005        1.102            1.112           16,285
                                                     2004        1.000            1.102               --

  Travelers Strategic Equity Subaccount (6/00).....  2006        1.088            1.131               --
                                                     2005        1.096            1.088               --
                                                     2004        1.000            1.096               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)................................  2006        1.108            1.271               --
                                                     2005        1.026            1.108               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.103            1.261               --
                                                     2005        1.000            1.103               --

  Travelers Van Kampen Enterprise Subaccount
  (4/00)...........................................  2006        1.086            1.123               --
                                                     2005        1.034            1.086               --
                                                     2004        1.000            1.034               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (2/00)........................................  2006        1.110            1.112               --
                                                     2005        1.057            1.110               --
                                                     2004        1.000            1.057               --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class)
  (5/00)...........................................  2006        1.257            1.366            5,742
                                                     2005        1.105            1.257               --
                                                     2004        1.000            1.105               --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  VIP Mid Cap Subaccount (Service Class 2) (3/02)..  2006        1.407            1.540           10,348
                                                     2005        1.225            1.407            2,809
                                                     2004        1.000            1.225               --




--------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.




The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.



Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the *minimum* Separate Account Charge available under the contract. The second table provides the AUV information for the *maximum* Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.85%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02).................................  2006        1.143            1.194                 --
                                                     2005        1.113            1.143          1,135,267
                                                     2004        1.019            1.113          1,187,584
                                                     2003        0.786            1.019          1,180,761
                                                     2002        0.980            0.786            442,063

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)................................  2006        1.166            1.138                 --
                                                     2005        1.034            1.166            244,221
                                                     2004        0.973            1.034            458,633
                                                     2003        0.803            0.973            483,364
                                                     2002        1.183            0.803            440,010
                                                     2001        1.000            1.183             25,673

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.649            1.950          1,779,732
                                                     2005        1.473            1.649          1,914,049
                                                     2004        1.322            1.473          1,965,953
                                                     2003        0.995            1.322          1,577,762
                                                     2002        1.188            0.995            579,448
                                                     2001        1.000            1.188             53,009

  American Funds Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.553            1.681          6,204,083
                                                     2005        1.362            1.553          6,908,813
                                                     2004        1.233            1.362          7,498,271
                                                     2003        0.918            1.233          6,289,036
                                                     2002        1.238            0.918          2,672,503
                                                     2001        1.000            1.238            328,550

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  American Funds Growth-Income Subaccount (Class 2)
  (11/99)..........................................  2006        1.341            1.517          5,744,650
                                                     2005        1.291            1.341          6,617,005
                                                     2004        1.191            1.291          7,869,519
                                                     2003        0.916            1.191          6,886,746
                                                     2002        1.143            0.916          3,517,428
                                                     2001        1.000            1.143            483,056

Capital Appreciation Fund
  Capital Appreciation Fund (6/02).................  2006        1.297            1.282                 --
                                                     2005        1.117            1.297            200,941
                                                     2004        0.952            1.117            274,552
                                                     2003        0.777            0.952            276,632
                                                     2002        0.877            0.777            223,435

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02)...........................................  2006        1.703            2.217                 --
                                                     2005        1.618            1.703            399,140
                                                     2004        1.255            1.618            534,356
                                                     2003        0.953            1.255            420,706
                                                     2002        1.046            0.953            169,208

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.302            1.415                 --
                                                     2005        1.204            1.302             60,422
                                                     2004        1.074            1.204             34,482
                                                     2003        1.000            1.074              5,122

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.299            1.447                 --
                                                     2005        1.202            1.299            117,915
                                                     2004        1.067            1.202             26,373
                                                     2003        1.000            1.067                 --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.032            1.198            364,879
                                                     2005        0.984            1.032            156,613

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).....................  2006        1.303            1.391            506,857
                                                     2005        1.267            1.303            683,312
                                                     2004        1.158            1.267            909,411
                                                     2003        0.859            1.158            907,594
                                                     2002        1.228            0.859            479,572
                                                     2001        1.000            1.228             19,240

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.242            1.443                 --
                                                     2005        1.144            1.242          1,734,260
                                                     2004        1.035            1.144          1,999,529
                                                     2003        0.842            1.035          1,608,369
                                                     2002        0.999            0.842            719,789

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.211            2.780            643,439
                                                     2005        1.767            2.211            838,387
                                                     2004        1.444            1.767            538,483
                                                     2003        1.000            1.444             73,437

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)................................  2006        1.481            1.766          1,658,197
                                                     2005        1.369            1.481          2,258,919
                                                     2004        1.177            1.369          1,963,706
                                                     2003        0.907            1.177          1,293,188
                                                     2002        1.134            0.907            589,742
                                                     2001        1.000            1.134             29,133

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02).................................  2006        1.246            1.490                 --
                                                     2005        1.166            1.246            439,470
                                                     2004        1.024            1.166            662,918
                                                     2003        0.789            1.024            314,762
                                                     2002        0.831            0.789            130,925

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00)...................................  2006        1.406            1.564             47,185
                                                     2005        1.279            1.406             90,671
                                                     2004        1.081            1.279            158,448
                                                     2003        0.817            1.081            160,435
                                                     2002        1.158            0.817            125,487
                                                     2001        1.000            1.158             17,376

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.534            1.717                 --
                                                     2005        1.502            1.534            237,592
                                                     2004        1.332            1.502            247,135
                                                     2003        1.000            1.332             80,414

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)........  2006        0.988            1.144            188,433
                                                     2005        1.008            0.988            275,476
                                                     2004        0.993            1.008            282,385
                                                     2003        0.819            0.993            237,783
                                                     2002        1.128            0.819             29,741
                                                     2001        1.000            1.128             29,747

  LMPIS Premier Selections All Cap Growth
  Subaccount (5/01)................................  2006        1.196            1.260            637,797
                                                     2005        1.146            1.196            774,217
                                                     2004        1.135            1.146            819,997
                                                     2003        0.861            1.135            822,579
                                                     2002        1.198            0.861            536,721
                                                     2001        1.000            1.198              1,868

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01)...........................................  2006        1.445            1.601            201,255
                                                     2005        1.403            1.445            629,540
                                                     2004        1.236            1.403            853,139
                                                     2003        0.887            1.236            793,268
                                                     2002        1.215            0.887            191,027
                                                     2001        1.000            1.215             20,517

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)......  2006        1.229            1.426          1,799,672
                                                     2005        1.204            1.229          2,575,093
                                                     2004        1.132            1.204          3,132,904
                                                     2003        0.829            1.132          2,830,329
                                                     2002        1.127            0.829          1,972,141
                                                     2001        1.000            1.127            277,708

  LMPVPI Investors Subaccount (Class I) (11/99)....  2006        1.261            1.463            702,579
                                                     2005        1.205            1.261          1,173,271
                                                     2004        1.112            1.205          1,380,340
                                                     2003        0.856            1.112            997,741
                                                     2002        1.134            0.856            806,373
                                                     2001        1.000            1.134             76,156

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)..........................................  2006        1.369            1.515            502,492
                                                     2005        1.329            1.369            983,324
                                                     2004        1.176            1.329          1,076,083
                                                     2003        0.805            1.176          1,094,670
                                                     2002        1.255            0.805            354,038
                                                     2001        1.000            1.255              3,283

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/99)..........  2006        1.231            1.387          1,992,976
                                                     2005        1.202            1.231          2,572,298
                                                     2004        1.125            1.202          3,204,167
                                                     2003        0.920            1.125          3,133,227
                                                     2002        1.137            0.920          1,845,981
                                                     2001        1.000            1.137            203,714

  LMPVPII Diversified Strategic Income Subaccount
  (11/99)..........................................  2006        1.205            1.247            937,830
                                                     2005        1.197            1.205          1,348,770
                                                     2004        1.142            1.197          1,817,440
                                                     2003        1.041            1.142          1,747,167
                                                     2002        1.012            1.041            662,115
                                                     2001        1.000            1.012            523,138

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)..........................................  2006        1.208            1.365          1,061,629
                                                     2005        1.180            1.208          1,239,450
                                                     2004        1.091            1.180          2,117,905
                                                     2003        0.870            1.091          2,036,010
                                                     2002        1.141            0.870            903,725
                                                     2001        1.000            1.141             46,322

  LMPVPII Fundamental Value Subaccount (12/99).....  2006        1.347            1.545          3,111,458
                                                     2005        1.310            1.347          4,177,163
                                                     2004        1.233            1.310          5,355,555
                                                     2003        0.906            1.233          4,860,962
                                                     2002        1.173            0.906          3,156,979
                                                     2001        1.000            1.173            387,824

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.996            1.018            273,132
                                                     2005        0.991            0.996            453,573
                                                     2004        0.998            0.991            429,944
                                                     2003        1.000            0.998            109,660

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Aggressive Growth Subaccount (11/99)....  2006        1.253            1.338          3,808,697
                                                     2005        1.143            1.253          4,973,640
                                                     2004        1.059            1.143          6,336,022
                                                     2003        0.802            1.059          6,029,951
                                                     2002        1.213            0.802          3,744,111
                                                     2001        1.000            1.213            395,035

  LMPVPIII High Income Subaccount (11/99)..........  2006        1.347            1.468          1,610,010
                                                     2005        1.337            1.347          2,011,733
                                                     2004        1.234            1.337          2,626,527
                                                     2003        0.985            1.234          2,202,057
                                                     2002        1.037            0.985            807,357
                                                     2001        1.000            1.037             54,303

  LMPVPIII Large Cap Growth Subaccount (11/99).....  2006        1.286            1.321          1,174,253
                                                     2005        1.245            1.286          1,588,431
                                                     2004        1.264            1.245          1,826,099
                                                     2003        0.872            1.264          2,146,063
                                                     2002        1.181            0.872            959,386
                                                     2001        1.000            1.181            220,733

  LMPVPIII Mid Cap Core Subaccount (11/99).........  2006        1.437            1.620            878,058
                                                     2005        1.352            1.437          1,184,951
                                                     2004        1.247            1.352          1,428,209
                                                     2003        0.979            1.247          1,440,600
                                                     2002        1.233            0.979            736,476
                                                     2001        1.000            1.233            106,957

  LMPVPIII Money Market Subaccount (11/99).........  2006        0.982            1.009          1,422,165
                                                     2005        0.973            0.982          2,976,424
                                                     2004        0.983            0.973          2,990,206
                                                     2003        0.995            0.983          7,405,805
                                                     2002        1.000            0.995          8,019,286
                                                     2001        1.000            1.000          4,696,068

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02).........................  2006        1.480            1.651          3,651,682
                                                     2005        1.432            1.480          5,606,393
                                                     2004        1.368            1.432          6,521,502
                                                     2003        1.060            1.368          5,312,500
                                                     2002        1.000            1.060            964,512

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (10/02).................  2006        1.310            1.421          4,535,797
                                                     2005        1.280            1.310          6,280,057
                                                     2004        1.242            1.280          6,827,909
                                                     2003        1.037            1.242          5,886,565
                                                     2002        1.000            1.037            849,098

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).....................  2006        1.569            1.774          2,048,912
                                                     2005        1.500            1.569          2,589,383
                                                     2004        1.386            1.500          2,421,419
                                                     2003        1.073            1.386            374,914
                                                     2002        1.000            1.073             74,562

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02).........................  2006        1.441            1.588            334,926
                                                     2005        1.417            1.441            442,064
                                                     2004        1.353            1.417            491,432
                                                     2003        1.068            1.353            261,444
                                                     2002        1.000            1.068             54,967

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.391            1.601            353,400
                                                     2005        1.372            1.391            395,149
                                                     2004        1.241            1.372            374,495
                                                     2003        1.000            1.241            244,664

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.625            1.790            540,138
                                                     2005        1.529            1.625            961,887
                                                     2004        1.256            1.529            710,264
                                                     2003        1.000            1.256            316,447

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.336            1.412            178,351

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.271            1.353                 --

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.492            1.641            427,771

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.282            1.312             98,813

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.074          2,513,839

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.070              9,137

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.359            1.340            369,237

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.281            1.269              1,699

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.262            1.393            113,433

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.218            687,855

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.460            1.567             13,451

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.092            1.147                168

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.122            1.160            939,707

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.027            536,318

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.885            0.862            762,364

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.041            1.079          1,714,633

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/06).................................  2006        1.143            1.173            153,803

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.212            1.227          1,173,634

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.428            1.462          1,625,768

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.059             76,739

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.041            129,591

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.047              3,377

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.053             54,976

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.058          3,744,117

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.311            1.399          6,782,019

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.049            703,434

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.067            298,379

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.119            1.107          1,144,215
                                                     2005        1.117            1.119          1,495,964
                                                     2004        1.045            1.117          2,231,285
                                                     2003        1.000            1.045          1,039,141

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.146            1.169          7,635,347
                                                     2005        1.140            1.146         10,573,072
                                                     2004        1.107            1.140         14,158,270
                                                     2003        1.074            1.107         14,489,686
                                                     2002        1.003            1.074          8,698,076
                                                     2001        1.000            1.003            284,980

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.458            1.828            502,241
                                                     2005        1.323            1.458            375,153
                                                     2004        1.160            1.323            516,700
                                                     2003        0.919            1.160            603,425
                                                     2002        1.138            0.919            285,369
                                                     2001        1.000            1.138             52,475

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.874            2.157            619,859
                                                     2005        1.783            1.874            844,247
                                                     2004        1.439            1.783          1,134,138
                                                     2003        0.980            1.439          1,081,087
                                                     2002        1.221            0.980            712,422
                                                     2001        1.000            1.221             16,781

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01)...........................................  2006        1.277            1.359                 --
                                                     2005        1.196            1.277            434,982
                                                     2004        1.144            1.196            595,498
                                                     2003        0.901            1.144            327,479
                                                     2002        1.206            0.901             82,566
                                                     2001        1.000            1.206              3,553

  Travelers Equity Income Subaccount (11/99).......  2006        1.360            1.428                 --
                                                     2005        1.326            1.360          2,251,835
                                                     2004        1.229            1.326          2,433,328
                                                     2003        0.955            1.229          1,969,032
                                                     2002        1.130            0.955            718,818
                                                     2001        1.000            1.130             27,813

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Large Cap Subaccount (11/99)...........  2006        1.177            1.212                 --
                                                     2005        1.103            1.177          1,103,383
                                                     2004        1.055            1.103            915,748
                                                     2003        0.862            1.055            794,841
                                                     2002        1.138            0.862            226,191
                                                     2001        1.000            1.138             36,628

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)................................  2006        1.108            1.177                 --
                                                     2005        1.045            1.108                 --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)................................  2006        1.019            1.022                 --
                                                     2005        1.000            1.019             86,058

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)................................  2006        1.053            1.090                 --
                                                     2005        1.000            1.053             78,054

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.086            1.132                 --
                                                     2005        1.017            1.086          3,561,326

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05)...................  2006        1.030            1.049                 --
                                                     2005        1.011            1.030                 --

  Travelers Managed Income Subaccount (11/99)......  2006        1.052            1.041                 --
                                                     2005        1.057            1.052          2,208,312
                                                     2004        1.047            1.057          3,414,689
                                                     2003        0.984            1.047          4,096,730
                                                     2002        0.981            0.984          2,197,709
                                                     2001        1.000            0.981             86,039

  Travelers Mercury Large Cap Core Subaccount
  (11/99)..........................................  2006        1.259            1.336                 --
                                                     2005        1.145            1.259            194,233
                                                     2004        1.006            1.145            273,915
                                                     2003        0.846            1.006            172,694
                                                     2002        1.151            0.846            159,360
                                                     2001        1.000            1.151                614

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers MFS(R) Mid Cap Growth Subaccount
  (6/02)...........................................  2006        0.837            0.885                 --
                                                     2005        0.827            0.837          1,016,433
                                                     2004        0.738            0.827            768,481
                                                     2003        0.549            0.738            783,843
                                                     2002        0.626            0.549            222,429

  Travelers MFS(R) Total Return Subaccount
  (11/99)..........................................  2006        1.271            1.311                 --
                                                     2005        1.258            1.271          9,648,193
                                                     2004        1.150            1.258         10,625,367
                                                     2003        1.005            1.150          9,375,765
                                                     2002        1.081            1.005          4,154,038
                                                     2001        1.000            1.081            348,528

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.169            1.262                 --
                                                     2005        1.119            1.169            108,277
                                                     2004        0.972            1.119                 --

  Travelers Mondrian International Stock Subaccount
  (8/02)...........................................  2006        1.300            1.492                 --
                                                     2005        1.209            1.300            424,780
                                                     2004        1.064            1.209            404,686
                                                     2003        0.843            1.064            261,140
                                                     2002        0.845            0.843             35,971

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.377            1.460                 --
                                                     2005        1.324            1.377             25,462
                                                     2004        1.213            1.324             30,145
                                                     2003        1.000            1.213             22,941

  Travelers Pioneer Mid Cap Value Subaccount
  (6/05)...........................................  2006        1.038            1.092                 --
                                                     2005        1.000            1.038                209

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.112            1.122                 --
                                                     2005        1.092            1.112            176,162
                                                     2004        0.983            1.092              7,354

  Travelers Strategic Equity Subaccount (11/99)....  2006        1.056            1.101                 --
                                                     2005        1.054            1.056            738,970
                                                     2004        0.974            1.054            840,779
                                                     2003        0.749            0.974            875,861
                                                     2002        1.148            0.749            654,693
                                                     2001        1.000            1.148            122,403

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)................................  2006        1.113            1.281                 --
                                                     2005        1.000            1.113                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.109            1.271                 --
                                                     2005        1.005            1.109                 --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)..........................................  2006        1.102            1.143                 --
                                                     2005        1.041            1.102            216,442
                                                     2004        1.021            1.041            216,807
                                                     2003        0.828            1.021             65,519
                                                     2002        1.194            0.828             50,164
                                                     2001        1.000            1.194                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).......................................  2006        1.046            1.056             41,037
                                                     2005        0.987            1.046            220,369
                                                     2004        0.940            0.987            331,269
                                                     2003        0.752            0.940            350,888
                                                     2002        1.134            0.752            217,610
                                                     2001        1.000            1.134             81,986

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)..........................................  2006        1.628            1.784            962,622
                                                     2005        1.419            1.628          1,117,054
                                                     2004        1.254            1.419            871,719
                                                     2003        0.995            1.254            733,222
                                                     2002        1.119            0.995            494,365
                                                     2001        1.000            1.119             61,062

  VIP Mid Cap Subaccount (Service Class 2) (5/02)..  2006        1.643            1.813          1,263,253
                                                     2005        1.418            1.643          1,771,018
                                                     2004        1.159            1.418          1,933,959
                                                     2003        0.854            1.159          1,521,044
                                                     2002        0.993            0.854            558,775






                         SEPARATE ACCOUNT CHARGES 2.70%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02).................................  2006        1.099            1.144               --
                                                     2005        1.079            1.099               --
                                                     2004        1.000            1.079               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)................................  2006        1.181            1.142               --
                                                     2005        1.056            1.181               --
                                                     2004        1.000            1.056               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.234            1.446               --
                                                     2005        1.111            1.234               --
                                                     2004        1.000            1.111               --

  American Funds Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.226            1.315            2,612
                                                     2005        1.084            1.226            2,617
                                                     2004        1.000            1.084               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)..........................................  2006        1.095            1.228            2,808
                                                     2005        1.063            1.095            2,813
                                                     2004        1.000            1.063               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02).................  2006        1.343            1.324               --
                                                     2005        1.167            1.343               --
                                                     2004        1.000            1.167               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02)...........................................  2006        1.341            1.731               --
                                                     2005        1.285            1.341               --
                                                     2004        1.000            1.285               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.196            1.296               --
                                                     2005        1.115            1.196               --
                                                     2004        1.000            1.115               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.197            1.330               --
                                                     2005        1.117            1.197               --
                                                     2004        1.000            1.117               --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.026            1.181               --
                                                     2005        0.984            1.026               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).....................  2006        1.105            1.169               --
                                                     2005        1.083            1.105               --
                                                     2004        1.000            1.083               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.182            1.362               --
                                                     2005        1.098            1.182            2,646
                                                     2004        1.000            1.098               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        1.562            1.948            1,065
                                                     2005        1.259            1.562            1,067
                                                     2004        1.000            1.259               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)................................  2006        1.237            1.463               --
                                                     2005        1.154            1.237               --
                                                     2004        1.000            1.154               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02).................................  2006        1.184            1.404               --
                                                     2005        1.117            1.184               --
                                                     2004        1.000            1.117               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00)...................................  2006        1.230            1.356               --
                                                     2005        1.128            1.230               --
                                                     2004        1.000            1.128               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.138            1.265               --
                                                     2005        1.124            1.138               --
                                                     2004        1.000            1.124               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)........  2006        0.985            1.131               --
                                                     2005        1.014            0.985               --
                                                     2004        1.000            1.014               --

  LMPIS Premier Selections All Cap Growth
  Subaccount (5/01)................................  2006        1.060            1.107               --
                                                     2005        1.024            1.060               --
                                                     2004        1.000            1.024               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01)...........................................  2006        1.192            1.309               --
                                                     2005        1.167            1.192               --
                                                     2004        1.000            1.167               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)......  2006        1.069            1.229               --
                                                     2005        1.055            1.069               --
                                                     2004        1.000            1.055               --

  LMPVPI Investors Subaccount (Class I) (11/99)....  2006        1.117            1.286               --
                                                     2005        1.077            1.117               --
                                                     2004        1.000            1.077               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)..........................................  2006        1.188            1.304               --
                                                     2005        1.164            1.188               --
                                                     2004        1.000            1.164               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/99)..........  2006        1.071            1.196               --
                                                     2005        1.055            1.071               --
                                                     2004        1.000            1.055               --

  LMPVPII Diversified Strategic Income Subaccount
  (11/99)..........................................  2006        1.066            1.094               --
                                                     2005        1.068            1.066               --
                                                     2004        1.000            1.068               --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)..........................................  2006        1.084            1.214               --
                                                     2005        1.068            1.084               --
                                                     2004        1.000            1.068               --

  LMPVPII Fundamental Value Subaccount (12/99).....  2006        1.077            1.224               --
                                                     2005        1.056            1.077               --
                                                     2004        1.000            1.056               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.992            1.006               --
                                                     2005        0.996            0.992               --
                                                     2004        1.000            0.996               --

  LMPVPIII Aggressive Growth Subaccount (11/99)....  2006        1.156            1.225               --
                                                     2005        1.064            1.156               --
                                                     2004        1.000            1.064               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII High Income Subaccount (11/99)..........  2006        1.081            1.168               --
                                                     2005        1.083            1.081               --
                                                     2004        1.000            1.083               --

  LMPVPIII Large Cap Growth Subaccount (11/99).....  2006        1.012            1.031               --
                                                     2005        0.988            1.012               --
                                                     2004        1.000            0.988               --

  LMPVPIII Mid Cap Core Subaccount (11/99).........  2006        1.152            1.287               --
                                                     2005        1.092            1.152               --
                                                     2004        1.000            1.092               --

  LMPVPIII Money Market Subaccount (11/99).........  2006        0.992            1.011               --
                                                     2005        0.992            0.992               --
                                                     2004        1.000            0.992               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02).........................  2006        1.062            1.175           41,632
                                                     2005        1.037            1.062           41,632
                                                     2004        1.000            1.037               --

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (10/02).................  2006        1.044            1.123           45,241
                                                     2005        1.029            1.044           45,241
                                                     2004        1.000            1.029               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).....................  2006        1.104            1.238               --
                                                     2005        1.065            1.104               --
                                                     2004        1.000            1.065               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02).........................  2006        1.039            1.136               --
                                                     2005        1.031            1.039               --
                                                     2004        1.000            1.031               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.103            1.259               --
                                                     2005        1.098            1.103               --
                                                     2004        1.000            1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.220            1.333              878
                                                     2005        1.158            1.220              880
                                                     2004        1.000            1.158               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.295            1.361               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.261            1.334               --

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.395            1.525               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.324            1.347               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.068            3,325

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.064               --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.182            1.159               --

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.271            1.252               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.254            1.376               --

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.211               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.190            1.270               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.083            1.132               --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.119            1.150               --

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.021               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.133            1.098            1,153

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.000            1.030               --

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/06).................................  2006        1.123            1.146               --

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.137            1.144               --

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.171            1.193               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.052               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.035               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.042               --

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.047               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.052               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.127            1.196               --

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.043               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.061               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.059            1.038               --
                                                     2005        1.065            1.059               --
                                                     2004        1.000            1.065               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.039            1.051            2,141
                                                     2005        1.042            1.039            2,145
                                                     2004        1.000            1.042               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.264            1.571               --
                                                     2005        1.157            1.264               --
                                                     2004        1.000            1.157               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.241            1.417               --
                                                     2005        1.191            1.241               --
                                                     2004        1.000            1.191               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01)...........................................  2006        1.114            1.182               --
                                                     2005        1.053            1.114               --
                                                     2004        1.000            1.053               --

  Travelers Equity Income Subaccount (11/99).......  2006        1.119            1.171               --
                                                     2005        1.100            1.119               --
                                                     2004        1.000            1.100               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Large Cap Subaccount (11/99)...........  2006        1.107            1.137               --
                                                     2005        1.046            1.107               --
                                                     2004        1.000            1.046               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)................................  2006        1.102            1.168               --
                                                     2005        1.044            1.102               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)................................  2006        1.014            1.014               --
                                                     2005        1.000            1.014               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)................................  2006        1.048            1.081               --
                                                     2005        1.000            1.048               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.080            1.123               --
                                                     2005        1.016            1.080               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05)...................  2006        1.025            1.041               --
                                                     2005        1.010            1.025               --

  Travelers Managed Income Subaccount (11/99)......  2006        1.013            1.000               --
                                                     2005        1.027            1.013               --
                                                     2004        1.000            1.027               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)..........................................  2006        1.224            1.295               --
                                                     2005        1.122            1.224               --
                                                     2004        1.000            1.122               --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (6/02)...........................................  2006        1.075            1.133               --
                                                     2005        1.071            1.075            1,155
                                                     2004        1.000            1.071               --

  Travelers MFS(R) Total Return Subaccount
  (11/99)..........................................  2006        1.096            1.127               --
                                                     2005        1.094            1.096               --
                                                     2004        1.000            1.094               --

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.165            1.254               --
                                                     2005        1.124            1.165               --
                                                     2004        1.000            1.124               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Mondrian International Stock Subaccount
  (8/02)...........................................  2006        1.218            1.395               --
                                                     2005        1.143            1.218               --
                                                     2004        1.000            1.143               --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.126            1.190               --
                                                     2005        1.091            1.126               --
                                                     2004        1.000            1.091               --

  Travelers Pioneer Mid Cap Value Subaccount
  (6/05)...........................................  2006        1.033            1.083               --
                                                     2005        1.000            1.033               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.112            1.119               --
                                                     2005        1.102            1.112               --
                                                     2004        1.000            1.102               --

  Travelers Strategic Equity Subaccount (11/99)....  2006        1.088            1.131               --
                                                     2005        1.096            1.088               --
                                                     2004        1.000            1.096               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)................................  2006        1.108            1.271               --
                                                     2005        1.000            1.108               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.103            1.261               --
                                                     2005        1.004            1.103               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)..........................................  2006        1.086            1.123               --
                                                     2005        1.034            1.086               --
                                                     2004        1.000            1.034               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).......................................  2006        1.110            1.112               --
                                                     2005        1.057            1.110               --
                                                     2004        1.000            1.057               --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)..........................................  2006        1.257            1.366               --
                                                     2005        1.105            1.257               --
                                                     2004        1.000            1.105               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)..  2006        1.407            1.540               --
                                                     2005        1.225            1.407               --
                                                     2004        1.000            1.225               --

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.





Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.



Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                                   APPENDIX C

--------------------------------------------------------------------------------



Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each Underlying Fund and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.




ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

UNDERLYING FUND NAME CHANGES



                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Capital and
     Discipline Portfolio -- Balanced All Cap       Income Portfolio -- Class II
     Growth and Value Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Janus Capital Appreciation                     Janus Forty Portfolio -- Class A
     Portfolio -- Class A
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Mercury Large-Cap Core Portfolio               BlackRock Large-Cap Core Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST               VAN KAMPEN LIFE INVESTMENT TRUST
  Emerging Growth Portfolio                      Strategic Growth Portfolio




UNDERLYING FUND MERGERS/REORGANIZATIONS


The following former Underlying Funds were merged with and into the new Underlying Funds and/or were reorganized into a new trust.




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS INVESTMENT SERIES          LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Dividend          Legg Mason Partners Variable Dividend
     Strategy Portfolio                             Strategy Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES          LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
                                                 INC.
  Legg Mason Partners Variable Premier           Legg Mason Partners Variable Aggressive
     Selections All Cap Growth Portfolio            Growth Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  INC.
  Legg Mason Partners Variable All Cap           Legg Mason Partners Variable Fundamental
     Portfolio -- Class I                           Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Investors         Legg Mason Partners Variable Investors
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Small Cap         Legg Mason Partners Variable Small Cap
     Growth Portfolio                               Growth Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Appreciation      Legg Mason Partners Variable Appreciation
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable Diversified       Legg Mason Partners Variable Diversified
     Strategic Income Portfolio                     Strategic Income Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Equity Index      Legg Mason Partners Variable Equity Index
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Fundamental       Legg Mason Partners Variable Fundamental
     Value Portfolio                                Value Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Adjustable        Legg Mason Partners Variable Adjustable
     Rate Income Portfolio                          Rate Income Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Aggressive        Legg Mason Partners Variable Aggressive
     Growth Portfolio                               Growth Portfolio

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable High Income       Legg Mason Partners Variable High Income
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Large Cap         Legg Mason Partners Variable Large Cap
     Growth Portfolio                               Growth Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Mid Cap Core      Legg Mason Partners Variable Mid Cap Core
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Money Market      Legg Mason Partners Variable Money Market
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Capital and       Legg Mason Partners Variable Capital and
     Income Portfolio                               Income Portfolio
LEGG MASON VARIABLE PORTFOLIOS IV              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Multiple
     Discipline Portfolio -- All Cap Growth         Discipline Portfolio -- All Cap Growth
     and Value                                      and Value
LEGG MASON VARIABLE PORTFOLIOS IV              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Large Cap Growth       Discipline Portfolio -- Large Cap Growth
     and Value                                      and Value
LEGG MASON VARIABLE PORTFOLIOS IV              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Global All Cap         Discipline Portfolio -- Global All Cap
     Growth and Value                               Growth and Value
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V      LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,
                                                 INC.
  Legg Mason Partners Variable Small Cap         Legg Mason Partners Variable Small Cap
     Growth Opportunities Portfolio                 Growth Portfolio -- Class I
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Pioneer Mid-Cap Value Portfolio -- Class A     Lazard Mid-Cap Portfolio -- Class B




UNDERLYING FUND SUBSTITUTIONS


The following new Underlying Funds were substituted for the former Underlying Funds.




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


LAZARD RETIREMENT SERIES, INC.                 MET INVESTORS SERIES TRUST
  Lazard Retirement Small Cap                    Third Avenue Small Cap Value
     Portfolio -- Service Shares                    Portfolio -- Class B
LORD ABBETT SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Lord Abbett Series Growth and Income           Lord Abbett Growth and Income
     Portfolio -- Class VC                          Portfolio -- Class B
LORD ABBETT SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Lord Abbett Series Mid Cap Value               Lord Abbett Mid-Cap Value
     Portfolio -- Class VC                          Portfolio -- Class B
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  Real Return Portfolio -- Administrative        PIMCO Inflation Protected Bond
     Class                                          Portfolio -- Class A
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT International Equity                 MFS(R) Research International
     Fund -- Class IB                               Portfolio -- Class B
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT Small Cap Value Fund -- Class IB     Third Avenue Small Cap Value
                                                    Portfolio -- Class B




UNDERLYING FUND SHARE CLASS EXCHANGE


The following former Underlying Fund share class was exchanged into the new Underlying Fund share class.




      FORMER UNDERLYING FUND SHARE CLASS              NEW UNDERLYING FUND SHARE CLASS
---------------------------------------------  ---------------------------------------------

MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core                       BlackRock Large-Cap Core
  Portfolio -- Class A                           Portfolio -- Class E





                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------


                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.


The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.


Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.


Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS


You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.



Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX E

--------------------------------------------------------------------------------




               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm

                     Condensed Financial Information

                     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated April 30, 2007 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-04-08-81-82-83, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-04-08-81-82-83.


Name: -------------------------------------------------

Address: ----------------------------------------------


CHECK BOX:


[ ] MIC-Book-04-08-81-82-83

[ ] MLAC-Book-04-08-81-82-83

            PIONEER ANNUISTAR FLEX (SM) VARIABLE ANNUITY PROSPECTUS:


           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES





This prospectus describes PIONEER ANNUISTAR FLEX VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."





You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after April 30, 2007 are:







AIM VARIABLE INSURANCE FUNDS -- SERIES II          Pioneer Emerging Markets VCT Portfolio
  AIM V.I. Mid Cap Core Equity Fund                Pioneer Equity Income VCT Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Pioneer Equity Opportunity VCT Portfolio
  TRUST -- CLASS 2                                 Pioneer Fund VCT Portfolio
  Franklin Rising Dividends Securities Fund        Pioneer Global High Yield VCT Portfolio
  Franklin Small-Mid Cap Growth Securities         Pioneer Growth Shares VCT Portfolio
     Fund                                          Pioneer High Yield VCT Portfolio
  Templeton Foreign Securities Fund                Pioneer Ibbotson Aggressive Allocation VCT
LEGG MASON PARTNERS VARIABLE EQUITY TRUST             Portfolio
  Legg Mason Partners Variable Aggressive          Pioneer Ibbotson Growth Allocation VCT
     Growth Portfolio -- Class II                     Portfolio
  Legg Mason Partners Variable Capital and         Pioneer Ibbotson Moderate Allocation VCT
     Income Portfolio -- Class II                     Portfolio
  Legg Mason Partners Variable Fundamental         Pioneer International Value VCT Portfolio
     Value Portfolio -- Class I                    Pioneer Mid Cap Value VCT Portfolio
MET INVESTORS SERIES TRUST -- CLASS B              Pioneer Oak Ridge Large Cap Growth VCT
  Met/AIM Capital Appreciation                        Portfolio
     Portfolio -- Class E                          Pioneer Real Estate Shares VCT Portfolio
  MFS(R) Research International                    Pioneer Small and Mid Cap Growth VCT
     Portfolio -- Class B                             Portfolio
  Oppenheimer Capital Appreciation                 Pioneer Small Cap Value VCT Portfolio
     Portfolio -- Class B                          Pioneer Strategic Income VCT Portfolio
METROPOLITAN SERIES FUND, INC.                     Pioneer Value VCT Portfolio
  BlackRock Money Market Portfolio -- Class A
  MFS(R) Total Return -- Class B
  Oppenheimer Global Equity
     Portfolio -- Class B
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  Pioneer America Income VCT Portfolio
  Pioneer Cullen Value VCT Portfolio







-------


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see Appendix C -- "Additional Information Regarding The Underlying Funds" for more information.





The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2007. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-866-547-3793 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.





NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                         PROSPECTUS DATED APRIL 30, 2007

                                TABLE OF CONTENTS





Glossary................................      3
Summary.................................      4
Fee Table...............................      8
Condensed Financial Information.........     12
The Annuity Contract....................     12
  Contract Owner Inquiries..............     13
  Purchase Payments.....................     13
  Accumulation Units....................     14
  The Variable Funding Options..........     14
Fixed Account...........................     18
Charges and Deductions..................     18
  General...............................     18
  Withdrawal Charge.....................     19
  Free Withdrawal Allowance.............     19
  Transfer Charge.......................     20
  Administrative Charges................     20
  Mortality and Expense Risk Charge.....     20
  Variable Liquidity Benefit Charge.....     20
  Enhanced Stepped-Up Provision Charge..     21
  Guaranteed Minimum Withdrawal Benefit
     Charge.............................     21
  Guaranteed Minimum Accumulation
     Benefit Charge.....................     21
  Variable Funding Option Expenses......     21
  Premium Tax...........................     21
  Changes in Taxes Based upon Premium or
     Value..............................     21
Transfers...............................     21
  Market Timing/Excessive Trading.......     22
  Dollar Cost Averaging.................     23
Access to Your Money....................     25
  Systematic Withdrawals................     25
Ownership Provisions....................     26
  Types of Ownership....................     26
     Contract Owner.....................     26
     Beneficiary........................     26
     Annuitant..........................     26
Death Benefit...........................     27
  Death Proceeds before the Maturity
     Date...............................     27
  Enhanced Stepped-Up Provision.........     29
  Payment of Proceeds...................     30
  Spousal Contract Continuance..........     31
  Beneficiary Contract Continuance......     32
  Planned Death Benefit.................     32
  Death Proceeds after Maturity Date....     32
Living Benefits.........................     33
  Guaranteed Minimum Withdrawal
     Benefit............................     33
  Guaranteed Minimum Accumulation
     Benefit............................     48
The Annuity Period......................     54
  Maturity Date.........................     54
  Allocation of Annuity.................     54
  Variable Annuity......................     54
  Fixed Annuity.........................     55
Payment Options.........................     55
  Election of Options...................     55
  Annuity Options.......................     55
  Variable Liquidity Benefit............     56
Miscellaneous Contract Provisions.......     56
  Right to Return.......................     56
  Termination...........................     56
  Required Reports......................     56
  Suspension of Payments................     57
The Separate Accounts...................     57
  Performance Information...............     57
Federal Tax Considerations..............     58
  General Taxation of Annuities.........     58
  Types of Contracts: Qualified and Non-
     qualified..........................     59
  Qualified Annuity Contracts...........     59
  Mandatory Distributions for Qualified
     Plans..............................     59
  Individual Retirement Annuities.......     60
  TSAs (ERISA and NON-ERISA)............     61
  Roth IRA's............................     62
  Non-qualified Annuity Contracts.......     63
  Diversification Requirements for
     Variable Annuities.................     64
  Ownership of the Investments..........     64
  Taxation of Death Benefit Proceeds....     64
  Other Tax Considerations..............     64
  Puerto Rico Tax Considerations........     65
  Non-Resident Aliens...................     65
  Tax Credits and Deduction.............     65
Other Information.......................     66
  The Insurance Companies...............     66
  Financial Statements..................     66
  Distribution of Variable Annuity
     Contracts..........................     66
  Conformity with State and Federal
     Laws...............................     68
  Voting Rights.........................     68
  Restrictions on Financial
     Transactions.......................     68
  Legal Proceedings.....................     68
Appendix A: Condensed Financial
  Information for MetLife Insurance
  Company of CT Separate Account Nine...    A-1
Appendix B: Condensed Financial
  Information for MetLife Life and
  Annuity Company of CT Separate Account
  Ten...................................    B-1
Appendix C: Additional Information
  Regarding The Underlying Funds........    C-1
Appendix D: The Fixed Account...........    D-1
Appendix E: Contents of the Statement of
  Additional Information................    E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.




HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 990014, Hartford, CT 96199-0014. For Purchase Payments and (if applicable) loan repayments, our Home Office address is:
MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.


PAYMENT OPTION -- an annuity option elected under your Contract.


PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408 or 408A of the Code.


SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.


YOU, YOUR -- the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                     PIONEER ANNUISTAR FLEX VARIABLE ANNUITY



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine "); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract and/or certain optional benefits may not currently be available for sale in all states. For Contracts issued in New York, a waiver of the withdrawal change may apply to all Annuity Payments.



CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Fixed Account is currently not available. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.



The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b) 408(A) or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.


You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.


The Contract is not available for purchase if Owner or Annuitant is age 81 or older. The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.



If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business (generally 4:00 pm, Eastern time) on the day we receive a Written Request for a refund.


CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.


You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.70% for the Annual Step-Up and 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.


We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% after four full years. If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are four GMWB rider options. The current charge for GMWB I, II and III, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


The fourth GMWB rider is the Guaranteed Minimum Withdrawal Benefit for Life ("GMWB for Life") rider. If you elect the GMWB for Life rider, a charge will be deducted daily from amounts in the Variable Funding Options. The charge depends on whether you purchase the Single Life Option or the Joint Life Option. The current charge, on an annual basis, is 0.65% for the Single Life Option and 0.80% for the Joint Life Option. The charge can increase but will never exceed 1.50%.


If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").



HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "LIVING INCOME GUARANTEE"). For an additional charge, we will guarantee a fixed level if income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year. The guarantee is based on Purchase Payments received within two years of your initial purchase. Depending on when you elect to take your first withdrawal, the maximum amount of your investment that you may receive each year is 5%, 6%, or 7%. Payments are guaranteed for your life when you reach age 59 1/2 if you purchase the benefit alone (the "Single Life Option"), or guaranteed for the life of both you and your spouse (the "Joint Life Option") when both you and your spouse reach age 65 if you purchase the benefit with your spouse. The base guarantee increases each year automatically on your anniversary if your Contract Value is greater than the base guarantee. The guarantee is subject to restrictions on withdrawals, and you are required to remain invested in a limited number of specified Variable Funding Options. Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract, and once you purchase the GMWB for Life rider, you cannot cancel it. Guaranteed withdrawals are also available before the qualifying age, however these payments are not guaranteed for life. There is also a guaranteed lump sum feature available after ten years in lieu of guaranteed periodic payments.

     - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB" OR "ACCUMULATION ADVANTAGE"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES



WITHDRAWAL CHARGE.......................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)





TRANSFER CHARGE.........................................   $10(2)
(assessed on transfers that exceed 12 per year)





VARIABLE LIQUIDITY BENEFIT CHARGE.......................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
-------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
------------------------     --------------    -----------------


         0 years                 1 year                6%
         1 year                  2 years               5%
         2 years                 3 years               4%
         3 years                 4 years               3%
        4+ years                                       0%


---------
(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT
-------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
------------------------     --------------    -----------------


         0 years                 1 year                6%
         1 year                  2 years               5%
         2 years                 3 years               4%
         3 years                 4 years               3%
        4 +years                                       0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense ("M&E") risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all Contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, a 0.25% charge for GMWB III, a 0.65% current charge

(maximum of 1.50% upon reset) for GMWB for Life (Single Life Option), and a 0.80% current charge (maximum of 1.50% upon reset) for GMWB for Life (Joint Life Option). Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:




                                                           STANDARD DEATH BENEFIT    ENHANCED DEATH BENEFIT
                                                           ----------------------    ----------------------


Mortality and Expense Risk Charge(*)...................           1.70%                     1.90%
Administrative Expense Charge..........................           0.15%                     0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED....................................           1.85%                     2.05%
Optional E.S.P. Charge.................................           0.20%                     0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED.............................................           2.05%                     2.25%
Optional GMAB Charge...................................           0.50%                     0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED.............................................           2.35%                     2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED(5).....................................           2.55%                     2.75%
Optional GMWB I Charge (maximum upon reset)............           1.00%(6)                  1.00%(6)
Optional GMWB II Charge (maximum upon reset)...........           1.00%(6)                  1.00%(6)
Optional GMWB III Charge...............................           0.25%                     0.25%
Optional GMWB for Life (Single Life Option) Charge
  (maximum upon reset).................................           1.50%(6)                  1.50%(6)
Optional GMWB for Life (Joint Life Option) Charge
  (maximum upon reset).................................           1.50%(6)                  1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED.............................................           2.85%                     3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED.............................................           2.85%                     3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
  ONLY SELECTED........................................           2.10%                     2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR
  LIFE (SINGLE LIFE OPTION) ONLY SELECTED..............           3.35%                     3.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR
  LIFE (JOINT LIFE OPTION) ONLY SELECTED...............           3.35%                     3.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED......................................           3.05%                     3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED.....................................           3.05%                     3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED....................................           2.30%                     2.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB FOR LIFE (SINGLE LIFE OPTION) SELECTED..........           3.55%                     3.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB FOR LIFE (JOINT LIFE OPTION) SELECTED...........           3.55%                     3.75%



---------
(5)   GMAB and GMWB cannot both be elected.
(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are as follows:

*     We are waiving the following amounts of the Mortality and Expense Risk
      Charge: an amount equal to the Underlying Fund expenses that are in excess of 1.16% for the Subaccount investing in the Met/AIM Capital Appreciation Portfolio -- Class E.



-------------------------------------------------------------------------------------------
                     GMWB RIDER                                   CURRENT CHARGE
-------------------------------------------------------------------------------------------
GMWB I                                                                0.40%
-------------------------------------------------------------------------------------------
GMWB II                                                               0.50%
-------------------------------------------------------------------------------------------
GMWB for Life (Single Life Option)                                    0.65%
-------------------------------------------------------------------------------------------
GMWB for Life (Joint Life Option)                                     0.80%
-------------------------------------------------------------------------------------------

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2006 (unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-547-3793.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES




                                                                        MINIMUM   MAXIMUM
                                                                        -------   -------


TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
expenses).............................................................    0.38%    12.50%






UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)






                                                        DISTRIBUTION              TOTAL    CONTRACTUAL FEE     NET TOTAL
                                                           AND/OR                 ANNUAL        WAIVER           ANNUAL
                                            MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                                FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT      EXPENSES*
----------------                            ----------  ------------  --------  ---------  ---------------  ---------------


AIM VARIABLE INSURANCE FUNDS -- SERIES II
  AIM V.I. Mid Cap Core Equity Fund.......     0.72%        0.25%       0.34%      1.31%           --       1.31%(1)
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST -- CLASS 2
  Franklin Rising Dividends Securities
     Fund.................................     0.60%        0.25%       0.03%      0.88%         0.01%      0.87%(1)(2)
  Franklin Small-Mid Cap Growth Securities
     Fund.................................     0.48%        0.25%       0.30%      1.03%         0.01%      1.02%(1)(2)
  Templeton Foreign Securities Fund.......     0.63%        0.25%       0.18%      1.06%         0.03%      1.03%(1)(2)
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Aggressive
     Growth Portfolio -- Class II++.......     0.75%        0.25%       0.02%      1.02%           --       1.02%(3)(4)
  Legg Mason Partners Variable Capital and
     Income Portfolio -- Class II.........     0.75%        0.25%       0.06%      1.06%         0.11%      0.95%(4)
  Legg Mason Partners Variable Fundamental
     Value Portfolio -- Class I...........     0.75%          --        0.02%      0.77%         0.00%      0.77%
MET INVESTORS SERIES TRUST(5)
  Met/AIM Capital Appreciation                                                                              1.01%(6)(7)(8-
     Portfolio -- Class E.................     0.77%        0.15%       0.09%      1.01%           --          ) (9)
  MFS(R) Research International
     Portfolio -- Class B.................     0.72%        0.25%       0.14%      1.11%           --       1.11%
  Oppenheimer Capital Appreciation
     Portfolio -- Class B.................     0.57%        0.25%       0.05%      0.87%           --       0.87%(7)
METROPOLITAN SERIES FUND, INC.(10)
  BlackRock Money Market
     Portfolio --  Class A................     0.34%          --        0.04%      0.38%         0.01%      0.37%(11)
  MFS(R) Total Return Portfolio -- Class
     B....................................     0.53%        0.25%       0.05%      0.83%           --       0.83%(12)
  Oppenheimer Global Equity
     Portfolio -- Class B.................     0.53%        0.25%       0.09%      0.87%           --       0.87%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS
  II
  Pioneer America Income VCT Portfolio....     0.50%        0.25%       0.16%      0.91%           --       0.91%
  Pioneer Cullen Value VCT Portfolio......     0.70%        0.25%       0.73%      1.68%         0.68%      1.00%(13)
  Pioneer Emerging Markets VCT Portfolio..     1.15%        0.25%       0.35%      1.75%           --       1.75%
  Pioneer Equity Income VCT Portfolio.....     0.65%        0.25%       0.04%      0.94%           --       0.94%
  Pioneer Equity Opportunity VCT
     Portfolio............................     0.75%        0.25%      11.50%     12.50%        11.25%      1.25%(14)
  Pioneer Fund VCT Portfolio..............     0.65%        0.25%       0.05%      0.95%           --       0.95%
  Pioneer Global High Yield VCT
     Portfolio............................     0.65%        0.25%       1.32%      2.22%         1.22%      1.00%(13)
  Pioneer Growth Shares VCT Portfolio.....     0.70%        0.25%       0.38%      1.33%           --       1.33%
  Pioneer High Yield VCT Portfolio........     0.65%        0.25%       0.09%      0.99%           --       0.99%
  Pioneer International Value VCT
     Portfolio............................     0.85%        0.25%       0.59%      1.69%           --       1.69%
  Pioneer Mid Cap Value VCT Portfolio.....     0.65%        0.25%       0.06%      0.96%           --       0.96%
  Pioneer Oak Ridge Large Cap Growth VCT
     Portfolio............................     0.75%        0.25%       0.37%      1.37%         0.42%      0.95%(15)
  Pioneer Real Estate Shares VCT
     Portfolio............................     0.80%        0.25%       0.11%      1.16%           --       1.16%
  Pioneer Small and Mid Cap Growth VCT
     Portfolio............................     0.75%        0.25%       1.36%      2.36%         1.36%      1.00%(13)

                                                        DISTRIBUTION              TOTAL    CONTRACTUAL FEE     NET TOTAL
                                                           AND/OR                 ANNUAL        WAIVER           ANNUAL
                                            MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                                FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT      EXPENSES*
----------------                            ----------  ------------  --------  ---------  ---------------  ---------------

  Pioneer Small Cap Value VCT Portfolio...     0.75%        0.25%       0.33%      1.33%           --       1.33%(16)
  Pioneer Strategic Income VCT Portfolio..     0.65%        0.25%       0.17%      1.07%           --       1.07%
  Pioneer Value VCT Portfolio.............     0.70%        0.25%       0.17%      1.12%           --       1.12%






                                                                                                                   NET TOTAL
                                                                                                                    ANNUAL
                                                                                                                   OPERATING
                                                                                                                   EXPENSES
                                                  DISTRIBUTION              TOTAL    CONTRACTUAL FEE  NET TOTAL    INCLUDING
                                                     AND/OR                 ANNUAL        WAIVER        ANNUAL    UNDERLYING
                                      MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE  OPERATING      FUND
UNDERLYING FUND:                          FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   EXPENSES*    EXPENSES
----------------                      ----------  ------------  --------  ---------  ---------------  ---------  ------------


PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Ibbotson Aggressive
     Allocation VCT Portfolio.......     0.17%        0.25%       0.98%     1.40%         0.66%       0.74%(18)    1.59%(17)
  Pioneer Ibbotson Growth Allocation
     VCT Portfolio..................     0.17%        0.25%       0.11%     0.53%         0.15%       0.38%(18)    1.18%(17)
  Pioneer Ibbotson Moderate
     Allocation VCT Portfolio.......     0.17%        0.25%       0.18%     0.60%         0.21%       0.39%(18)    1.15%(17)



---------

* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2006.


(1) Other Expenses include "Acquired Fund Fees and Expenses" which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year, in the amount of 0.02% for AIM V.I. Mid Cap Core Equity Fund, 0.01% for Franklin Rising Dividends Securities Fund and Franklin Small-Mid Cap Growth Securities Fund, and 0.03% for Templeton Foreign Securities Fund.


(2) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fee and expenses are due to those of the acquired fund. This reduction is required by the Trust's Board of Trustees and an exemptive order of the Securities and Exchange Commission ("SEC").


(3) Other expenses have been estimated based on expenses incurred by Class I shares because no Class II shares were outstanding on October 31, 2006.


(4) Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.95% for Class II until May 1, 2008.


(5) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.


(6) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.


(7) The Management Fee has been restated to reflect an amended management fee schedule, as if the agreement had been in effect during the previous fiscal year.


(8) This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of the Class A shares of the Portfolio.


(9) The Portfolio's fiscal year end has been changed from 10/31 to 12/31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.


(10) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.355% for the next $500 million.


(12) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(13) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce expenses to 1.00%.


(14) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce expenses to 1.25%.


(15) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce expenses to 0.95%.


(16) Other expenses include fees and expenses of 0.12% incurred indirectly by the Fund as a result of its investment in other investment companies (each, an Acquired Fund).

(17) In addition to the operating expenses, the Portfolio indirectly pays a portion of the expenses incurred by the underlying funds. The actual indirect expenses incurred by a shareholder will vary based upon the Portfolio's actual allocation of its assets and the actual expenses of the underlying funds. The average expense ratio of underlying funds is estimated to be 0.85% for the Pioneer Ibbotson Aggressive Allocation VCT Portfolio, 0.80% for the Pioneer Ibbotson Growth Allocation Portfolio, and 0.76% for the Pioneer Ibbotson Moderate Allocation Portfolio, in each case based upon (i) Ibbotson's initial target allocation of the Portfolio's assets among underlying funds and (ii) the historical gross expense ratio of the underlying funds for their most recent fiscal year. The total operating expenses of the Portfolio, including the estimated average expense ratio of the underlying funds, before any applicable fee waiver or expense limitation, are 2.25% for Pioneer Ibbotson Aggressive Allocation Portfolio, 1.33% for the Pioneer Ibbotson Growth Allocation Portfolio, and 1.36% for the Pioneer Ibbotson Moderate Allocation Portfolio.


(18) The expenses in the table, other than "Estimated average expense ratio of underlying funds," reflect the expense limitation in effect through May 1, 2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct ordinary operating expenses to the extent required to reduce expenses, other than "Estimated average expense ratio of underlying funds," to 0.74% for Pioneer Ibbotson Aggressive Allocation VCT Portfolio, 0.38% for Pioneer Ibbotson Growth Allocation VCT Portfolio, and 0.39% for Pioneer Ibbotson Moderate Allocation VCT Portfolio of the average daily net assets. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder.




EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.



This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit for Life rider (assuming the maximum 1.50% charge applies in all Contract Years).



                                         IF CONTRACT IS SURRENDERED AT THE END OF        IF CONTRACT IS NOT SURRENDERED OR
                                                       PERIOD SHOWN:                 ANNUITIZED AT THE END OF PERIOD SHOWN**:
                                         ----------------------------------------    ----------------------------------------
FUNDING OPTION                           1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------                           ------    -------    -------    --------    ------    -------    -------    --------


Underlying Fund with Minimum Total
Annual Operating Expenses............    $1,019     $1,623     $2,116      $4,286      $419     $1,263     $2,116      $4,286
Underlying Fund with Maximum Total
Annual Operating Expenses............    $2,157     $4,585     $6,387     $10,136    $1,557     $4,225     $6,387     $10,136

FUNDING OPTION
--------------


Underlying Fund with Minimum Total
Annual Operating Expenses............
Underlying Fund with Maximum Total
Annual Operating Expenses............




                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



See Appendices A and B.


                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


Pioneer Annuistar Flex Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.


We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.


You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available funding option.





The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.



                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
------------------------------------------------------    -----------------------------------------------


Annual Step Up Death Benefit                                                     80
Roll Up Death Benefit                                                            75
Enhanced Stepped-Up Provision (E.S.P.)                                           75



Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.




Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-547-3793.

PURCHASE PAYMENTS


Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. Where permitted by law, we may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract. Currently, the Fixed Account is not available.



We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled (See "Access To Your Money").





We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.



We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company (now MetLife Insurance Company of Connecticut) and The Travelers Life and Annuity Company (now MetLife Life and Annuity Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predate the acquisition.





PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for the certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.





Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-866-547-3793 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:



             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


AIM VARIABLE INSURANCE
  FUNDS -- SERIES II
  AIM V.I. Mid Cap Core Equity     Seeks long-term growth of          A I M Advisors, Inc.
     Fund                          capital.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Rising Dividends        Seeks long-term capital            Franklin Advisory Services, LLC
     Securities Fund               appreciation, with preservation
                                   of capital as an important
                                   consideration.
  Franklin Small-Mid Cap Growth    Seeks long-term capital growth.    Franklin Advisers, Inc.
     Securities Fund
  Templeton Foreign Securities     Seeks long-term capital growth.    Templeton Investment Counsel, LLC
     Fund                                                             Subadvisor: Franklin Templeton
                                                                      Investment Management Limited
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
     Aggressive Growth                                                LLC
     Portfolio -- Class II                                            Subadviser: ClearBridge Advisors,
                                                                      LLC,
  Legg Mason Partners Variable     Seeks total return (that is, a     Legg Mason Partners Fund Advisor,
     Capital and Income            combination of income and long     LLC
     Portfolio -- Class II         term capital appreciation).        Subadvisers: ClearBridge
                                                                      Advisors, LLC and Western Asset
                                                                      Management Company
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value             Current income is a secondary      LLC
     Portfolio -- Class I          consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
MET INVESTORS SERIES TRUST
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class E                                             Subadviser: A I M Capital
                                                                      Management, Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  MFS(R) Research International    Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class B                                             Subadviser: Massachusetts
                                                                      Financial Services Company
  Oppenheimer Capital              Seeks capital appreciation.        Met Investors Advisory LLC
     Appreciation                                                     Subadviser: OppenheimerFunds,
     Portfolio -- Class B                                             Inc.
METROPOLITAN SERIES FUND, INC.
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC
     Portfolio --  Class A         income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class B          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company

  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: OppenheimerFunds,
                                                                      Inc.
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer America Income VCT       Seeks as high a level of current   Pioneer Investment Management,
     Portfolio                     income as is consistent with       Inc.
                                   preservation of capital.
  Pioneer Cullen Value VCT         Seeks capital appreciation, with   Pioneer Investment Management,
     Portfolio                     current income as a secondary      Inc.
                                   objective.                         Subadviser: Cullen Capital
                                                                      Management, Inc.
  Pioneer Emerging Markets VCT     Seeks long-term growth of          Pioneer Investment Management,
     Portfolio                     capital.                           Inc.
  Pioneer Equity Income VCT        Seeks current income and long-     Pioneer Investment Management,
     Portfolio                     term growth of capital from a      Inc.
                                   portfolio consisting primarily of
                                   income producing equity
                                   securities of U.S. corporations.
  Pioneer Equity Opportunity VCT   Seeks long-term capital growth.    Pioneer Investment Management,
     Portfolio                     As a secondary objective, the      Inc.
                                   portfolio may seek income.
  Pioneer Fund VCT Portfolio       Seeks reasonable income and        Pioneer Investment Management,
                                   capital growth.                    Inc.
  Pioneer Global High Yield VCT    Seeks to maximize total return     Pioneer Investment Management,
     Portfolio                     through a combination of income    Inc.
                                   and capital appreciation.
  Pioneer Growth Shares VCT        Seeks appreciation of capital.     Pioneer Investment Management,
     Portfolio                                                        Inc.
  Pioneer High Yield VCT           Seeks to maximize total return     Pioneer Investment Management,
     Portfolio                     through a combination of income    Inc.
                                   and capital appreciation.
  Pioneer Ibbotson Aggressive      Seeks long-term capital growth.    Pioneer Investment Management,
     Allocation VCT Portfolio                                         Inc.
                                                                      Subadviser: Ibbotson Associates,
                                                                      LLC
  Pioneer Ibbotson Growth          Seeks long-term capital growth     Pioneer Investment Management,
     Allocation VCT Portfolio      and current income.                Inc.
                                                                      Subadviser: Ibbotson Associates,
                                                                      LLC
  Pioneer Ibbotson Moderate        Seeks long-term capital growth     Pioneer Investment Management,
     Allocation VCT Portfolio      and current income.                Inc.
                                                                      Subadviser: Ibbotson Associates,
                                                                      LLC
  Pioneer International Value VCT  Seeks long-term capital growth.    Pioneer Investment Management,
     Portfolio                                                        Inc.
  Pioneer Mid Cap Value VCT        Seeks capital appreciation by      Pioneer Investment Management,
     Portfolio                     investing in a diversified         Inc.
                                   portfolio of securities
                                   consisting primarily of common
                                   stocks.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Pioneer Oak Ridge Large Cap      Seeks capital appreciation.        Pioneer Investment Management,
     Growth VCT Portfolio                                             Inc.
                                                                      Subadviser: Oak Ridge
                                                                      Investments, LLC
  Pioneer Real Estate Shares VCT   Seeks long-term growth of          Pioneer Investment Management,
     Portfolio                     capital. Current income is the     Inc.
                                   portfolio's secondary investment   Subadviser: AEW Management and
                                   objective.                         Advisors, L.P.
  Pioneer Small and Mid Cap        Seeks long term capital growth.    Pioneer Investment Management,
     Growth VCT Portfolio                                             Inc.
                                                                      Subadviser: L. Roy Papp &
                                                                      Associates, LLP
  Pioneer Small Cap Value VCT      Seeks capital growth by investing  Pioneer Investment Management,
     Portfolio                     in a diversified portfolio of      Inc.
                                   securities consisting primarily
                                   of common stocks.
  Pioneer Strategic Income VCT     Seeks a high level of current      Pioneer Investment Management,
     Portfolio                     income.                            Inc.
  Pioneer Value VCT Portfolio      Seeks reasonable income and        Pioneer Investment Management,
                                   capital growth.                    Inc.



                                  FIXED ACCOUNT

--------------------------------------------------------------------------------




Currently, the Fixed Account is not available as a funding option. Please refer to your Contract and Appendix D for more information.





                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------




GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts


     -    the death benefit paid on the death of the Contract Owner, Annuitant,


     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)


     -    administration of the annuity options available under the Contracts


     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts


     - sales and marketing expenses including commission payments to your registered representative


     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established


     - that the amount of the death benefit will be greater than the Contract Value and



     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted


We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.




WITHDRAWAL CHARGE



We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:




         YEARS SINCE PURCHASE PAYMENT MADE            WITHDRAWAL CHARGE
--------------------------------------------------    -----------------
  GREATER THAN OR EQUAL TO         BUT LESS THAN


           0 years                    3 years                 8%
           3 years                    4 years                 7%
           4 years                    5 years                 6%
           5 years                    6 years                 5%
           6 years                    7 years                 4%
           7 years                    8 years                 3%
           8 years                    9 years                 2%
          9+ years                                            0%




For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:



     (a)  any Purchase Payment to which no withdrawal charge applies, then



     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then



     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then



     (d)  any Contract earnings



Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.



We will not deduct a withdrawal charge if Purchase Payments are distributed:



     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving) or



     -    under the Managed Distribution Program





FREE WITHDRAWAL ALLOWANCE





Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.


Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro rata basis from amounts allocated to the Variable Funding Options. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:



     (1)  from the distribution of death proceeds;



     (2)  after an annuity payout has begun; or


     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Annual Step-Up Death Benefit the M&E charge is equal to 1.70% annually. If you choose the Roll-Up Death Benefit the M&E charge is equal to 1.90%. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.



VARIABLE LIQUIDITY BENEFIT CHARGE



If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.



We will assess the charge as a percentage of the total benefit received as follows:




   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                 1 year               6%
         1 year                 2 years               5%
         2 years                3 years               4%
         3 years                4 years               3%
        4+ years                                      0%




Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE


If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE") CHARGE



If you elect the GMWB for Life rider, a charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is 0.65% if you select the Single Life Option, or 0.80% if you select the Joint Life Option. Your current charge may increase when your benefits automatically reset, unless you notify us not to reset your benefits (see "LIVING
BENEFITS -- Guaranteed Minimum Withdrawal Benefit for Life"). The charge will never exceed 1.50%. The charge will continue until termination of the rider or Contract. You cannot cancel the rider, although the rider terminates under certain circumstances (see "Termination").


GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.



VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available funding option.



Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request, which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Franklin Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Emerging Markets VCT Portfolio, Pioneer Global High Yield VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer International Value VCT Portfolio, Pioneer Small and Mid Cap Growth VCT Portfolio, Pioneer Small Cap Value VCT Portfolio and Pioneer Strategic Income VCT Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.





In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.



DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.


In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.



The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.



You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for funds.



You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.



All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the Fixed Account and/or the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


We may withhold payment of surrender, withdrawal or loan proceeds if any portion of those proceeds would be derived from a Contract Owners check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS


Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.



We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.



Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.



MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations".) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER


The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.


You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.


If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.


Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT


The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.



Please note that naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult your agent if you have questions.



Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:


     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------



Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").



There are age restrictions on certain death benefits (see The Annuity Contract section).



Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."



DEATH PROCEEDS BEFORE THE MATURITY DATE



ANNUAL STEP-UP DEATH BENEFIT



We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:



     (1)  the Contract Value on the Death Report Date



     (2)  your Adjusted Purchase Payment (see below) or*



     (3)  the Step-Up Value (if any, as described below)



ROLL-UP DEATH BENEFIT





--------------------------------------------------------------------------------------
If the Annuitant dies before
age 80, the death benefit will
be the greatest of:                 - the Contract Value on the Death Report Date;
                                    - your adjusted Purchase Payment (see below);*
                                    - the Step-Up Value, if any, as described below
                                    - the Roll-Up Death Benefit Value (as described
                                      below)
--------------------------------------------------------------------------------------
If the Annuitant dies on or
after age 80, the death benefit
will be the greatest of:            - the Contract Value on the Death Report Date;
                                    - your adjusted Purchase Payment (see below) or*
                                    - the Step-Up Value, if any, as described below,
                                      or the Roll-Up Death Benefit Value (as
                                      described below) on the Annuitant's 80th
                                      birthday, plus any additional Purchase Payments
                                      and minus any partial surrender reductions (as
                                      described below) that occur after the
                                      Annuitant's 80th birthday.
--------------------------------------------------------------------------------------




* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider. If you purchased the GMWB for Life (Living Income Guarantee) rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described below, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB for Life (Living Income Guarantee) rider is added to your Contract.



ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.



STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)



The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.



ROLL-UP DEATH BENEFIT VALUE(+)



On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:



     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary



     b)   is any Purchase Payment made during the previous Contract Year



     c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.



On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:



     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary



     b) is any Purchase Payment made since the previous Contract Date anniversary



     c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary



The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).



** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee) or GMWB for Life (Living Income Guarantee) rider.



+ May not be available in all states. Please check with your registered representative.



PARTIAL SURRENDER REDUCTIONS.



ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.



For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:



           50,0000 x (10,000/55,000) = $9,090



Your new Adjusted Purchase Payment would be 50,000 - 9,090, or $40, 910.



The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:



           50,0000 x (10,000/30,000) = $16,666



Your new Adjusted Purchase Payment would be 50,000 - 16,666, or $33,334.



STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.


For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


           50,0000 x (10,000/55,000) = $9,090

Your new Step-Up Value would be 50,000 - 9,090, or $40, 910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


           50,0000 x (10,000/30,000) = $16,666



Your new Step-Up Value would be 50,000 - 16,666, or $33,334.


ENHANCED STEPPED-UP PROVISION ("E.S.P.")


THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE. THIS PROVISION MAY NOT BE AVAILABLE IN ALL STATES. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE.


The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:


IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or



IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.



THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.



THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.


For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


           50,000 x (10,000/55,000) = $9,090



You new modified Purchase Payment would be $50,000 - $9,090 = $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


           50,000 x (10,000/30,000) = $16,666



Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS NOT THE         The beneficiary(ies), or if    Unless the beneficiary         Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          elects to continue the
OWNER)                        Owner's estate.                Contract rather than receive
                                                             the distribution
---------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary(ies), or if    Unless the beneficiary         Yes
(WITH NO JOINT OWNER)         none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             the distribution
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary(ies), or if    Unless the beneficiary         Yes
IS THE ANNUITANT)             none, to the surviving joint   elects to continue the
                              owner.                         Contract rather than receive
                                                             a distribution
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     Unless the spouse elects to    Yes
NOT THE ANNUITANT)                                           continue the Contract
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary(ies), or if    Unless the spouse elects to    Yes
THE ANNUITANT)                none, to the surviving joint   continue the Contract
                              owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary(ies), or if    Unless the beneficiary         Yes
CONTRACT OWNER)               none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             a distribution. But, if
                                                             there is a Contingent
                                                             Annuitant, then the
                                                             Contingent Annuitant becomes
                                                             the Annuitant and the
                                                             Contract continues in effect
                                                             (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS THE         See death of ''owner who is                                   Yes
CONTRACT OWNER)               the Annuitant" above.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS     The beneficiary(ies), or if                                   Yes (Death of
NON-NATURAL ENTITY/TRUST)     none, to the Contract Owner.                                  Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
---------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------



                               QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*

---------------------------------------------------------------------------------------------------------------

OWNER/ANNUITANT               The beneficiary(ies), or if    Unless the beneficiary         Yes
                              none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             a distribution
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------



-------

     * Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.




SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)


Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.


If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.



Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.


Please note that spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. Please consult a tax advisor before electing this option.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:


     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or


     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers four different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The four GMWB riders described in this prospectus are called "GMWB I", "GMWB II", "GMWB III" , and "GMWB for Life" (described separately below); we may refer to any one of these as GMWB. The availability of each rider is shown below.



--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee    Principal Guarantee 5/10    Principal Guarantee 5
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 21, 2005 if         March 21, 2005 if
                                   March 21, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------



You may elect a GMWB or GMWB for Life rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.


REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------


ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.


WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.

Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III


--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL
REDUCTION
(PWR)             N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
                           10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
                                 9,091                  500                           $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT
OF THE
WITHDRAWAL                      $10,000                                               $11,111

                            (10,000>9,091)                                        (11,111>10,000)
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
--------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I



--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,909               $4,545          $80,000         $88,889               $4,444

                         [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
                           x10,000/110,000)]     x90,909/100,000)]               x10,000/90,000)]      (88,889/100,000)]
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------




TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.


For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or


     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9 , Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.


RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.


Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.


Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB (the charge will never exceed the guaranteed maximum charge). Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.


INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.



--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------



MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.



Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.



TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.


OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:


     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                     if first withdrawal       if first withdrawal
                                   after 3(rd) anniversary   after 3(rd) anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------


GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "LIVING INCOME GUARANTEE")


SUMMARY OF BENEFITS. At the time you purchase the Contract, for an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit for Life, or "GMWB for Life". The GMWB for Life rider is designed to protect your investment from poor market performance. The GMWB for Life rider:


     - Guarantees a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year;

     -    Can be purchased for you alone or with your spouse;

     -    Can accommodate tax-qualified distributions from your Contract;

     - Increases in value on each anniversary if your Contract Value increases through an automatic reset feature;

     - Can provide an income until your guaranteed amount is recovered if your circumstances change before you reach the minimum age to begin lifetime income, as long as you do not withdraw more than a certain amount from your Contract each year;

     - Offers the option to receive a lump sum after a period of years in lieu of the guarantee to take periodic payments if your circumstances change.

You must continue to meet several restrictions and conditions in order to receive the benefits of the GMWB for Life rider. Withdrawals that exceed the allowable annual maximum will more rapidly decrease the guarantees under the rider. Also, to be eligible for the guarantees you are permitted to invest only in a limited number of specified Variable Funding Options. Only Purchase Payments that you make within two years of purchase are eligible for the guarantees. See below for details.

Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract. In the future we may allow Contract Owners to add the rider after purchase. You may not elect the GMWB for Life rider if you have also elected the GMWB or GMAB rider offered under this Contract. The GMWB for Life rider many not be available in all states. You may not elect the GMWB for Life rider if you have a loan outstanding, and you may not take out a loan once you elect the GMWB for Life rider. Once you purchase the GMWB for Life rider, you cannot cancel it.


In written materials other than this prospectus, we may refer to the GMWB for Life rider using different names. These names are "Living Income Guarantee" and "Living Income Guarantee for 2". These names refer to the same GMWB for Life rider described in this prospectus.



SINGLE LIFE OPTION OR JOINT LIFE OPTION. The GMWB for Life rider is designed for use by you alone (the "Single Life Option"), or you and your spouse (the "Joint Life Option"). You must select either the Single Life Option or the Joint Life Option at the time you elect the GMWB for Life rider.


The Single Life Option is available to all Contract Owners. However, if you select the Single Life Option and your Contract is jointly owned, the age of the older joint owner will determine when you are eligible for lifetime benefits under the rider, and income is guaranteed only over the lifetime of the older joint owner.

The Joint Life Option is only available if you name your spouse as the joint owner or sole beneficiary of your Contract. Under the Joint Life Option, income is guaranteed over the joint lifetime of both you and your spouse. Under the Joint Life Option, the age of the younger spouse determines when you are eligible for lifetime benefits under the rider. This means you and your spouse will have to wait until the younger of you reaches the minimum age to qualify for the lifetime benefit.


REMAINING BENEFIT BASE ("RBB"). The guarantees under the GMWB for Life rider are determined by applying an annual percentage to a base amount that we calculate called the "remaining benefit base" or "RBB."


Your initial RBB is equal to your initial Purchase Payment if you elect GMWB for Life when you purchase your Contract. If in the future we permit the rider to be added after the Contract is issued, then your initial RBB is equal to your Contract Value when you elect the rider. The RBB is not a lump sum guarantee, rather, it is used to determine the amount that we return to you through a series of payments that annually do not exceed a percentage of your RBB.


Your RBB is subject to a maximum of $5,000,000 for all deferred variable annuities issued by us to you.



LIFETIME WITHDRAWAL BENEFIT ("LWB"). The annual percentage of your RBB that is available for withdrawal is called the "Lifetime Withdrawal Benefit" or "LWB. " Each year you may take withdrawals that do not exceed your LWB.


The level of your initial LWB payment depends on whether your GMWB for Life rider was issued under the Single Life Option or the Joint Life Option, and the timing of your first withdrawal from your Contract. You are eligible to receive payments under the LWB after you attain a certain age as shown below. Under the Joint Life Option, the age of the younger spouse determines eligibility. Under the Single Life Option, if your Contract is jointly owned, the age of the older joint owner determines eligibility.


--------------------------------------------------------------------------------------------
                                                        MAXIMUM AGE TO BE ELIGIBLE TO
                                                                 RECEIVE LWB
--------------------------------------------------------------------------------------------
Single Life Option                                              59 1/2 years
--------------------------------------------------------------------------------------------
Joint Life Option                                                 65 years
--------------------------------------------------------------------------------------------


Your initial LWB is calculated as a percentage of the RBB immediately before your first withdrawal:


-------------------------------------------------------------------------------------
SINGLE LIFE OPTION                                                             LWB
-------------------------------------------------------------------------------------
If you make your first withdrawal BEFORE the 5(th) anniversary after you
  purchase GMWB for Life:                                                   5% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 5(th) anniversary, but
  before the 10(th) anniversary:                                            6% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 10(th) anniversary:       7% of RBB
-------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------
JOINT LIFE OPTION                                                              LWB
-------------------------------------------------------------------------------------
If you make your first withdrawal BEFORE the 8(th) anniversary after you
  purchase GMWB for Life:                                                   5% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 8(th) anniversary, but
  before the 15th anniversary:                                              6% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 15(th) anniversary:       7% of RBB
-------------------------------------------------------------------------------------


You should carefully choose when you take your first withdrawal from your Contract, because it will determine your LWB annual percentage which will not change for the life of your Contract. For example, if you take your first withdrawal before the 5th anniversary, your LWB will be 5% of RBB for the life of your Contract, and you will never qualify for a 6% or 7% of RBB.

As long as your total annual withdrawals do not exceed your LWB amount, you may continue to take your LWB payments until death, even if the aggregate payments exceed your RBB. Under the Joint Life Option, payments cease upon the death of the last surviving spouse. Under the Single Life Option, payments cease upon your death, or the death of the older joint owner.

You may adjust the amount and frequency of payments during the year. Each year you may take your LWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your LWB without affecting your guarantee. If you choose to receive only a part of, or none of, your LWB in any given year, your LWB in any subsequent year will not be increased. In certain circumstances we may limit the frequency of LWB payments to annual, such as payments under our Managed Distribution Program, payments to a beneficiary after your death, or if your Contract Value reduces to zero (see below).


ADDITIONAL PREMIUM. Additional Purchase Payments made within two years after you purchase the GMWB for Life rider will increase your RBB, which will serve to increase your LWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new LWB is equal to the LWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original LWB as shown above.



Additional Purchase Payments made more than two years after you purchase the GMWB for Life rider will not be included in your RBB, and will be excluded from the guarantees under your rider. However, additional Purchase Payments will be added to your Contract Value and would be reflected in any reset of the RBB. (See the "Reset" section below.)



WITHDRAWALS. When you make a withdrawal, your LWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase of GMWB for Life (or "GMWB for Life Anniversary"), including the current withdrawal, does not exceed your LWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB for Life Anniversary, including the current withdrawal, exceeds your LWB immediately prior to the current withdrawal, we will recalculate your RBB and LWB.

To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a proportional "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

To recalculate your LWB, we reduce your LWB by a partial withdrawal reduction, which is equal to 1) the LWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by
3) the RBB immediately prior to the current withdrawal.

These recalculations magnify the effect of a withdrawal when your Contract Value is less than your RBB, as shown in the example below.


WITHDRAWAL EXAMPLES The following example is intended to illustrate the effect of withdrawals on your RBB and LWB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is greater than 65, and you take a withdrawal of $10,000 after your first GMWB Anniversary:


                               WITHDRAWAL EXAMPLE



--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                LWB (5%)          VALUE            RBB                LWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL
AND AFTER THE
FIRST GMWB
ANNIVERSARY    $110,000        $110,000               $5,500          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL
REDUCTION         N/A         (110,000 x           (5,500 x (1-         N/A         (100,000 x            (5,000 X(1-
                           10,000/110,000) =    100,000/ 110,000) =              10,000/90,000) =      88,889/100,000) =
                                10,000                  500                           $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT
OF THE
WITHDRAWAL                      $10,000                                               $11,111

                            (10,000=10,000)                                       (11,111>10,000)
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000        $100,000               $5,000          $80,000         $88,889               $4,444
--------------------------------------------------------------------------------------------------------------------------




RESET. On each anniversary after you purchase the GMWB for Life rider, we will automatically reset your RBB, under our Automatic RBB Reset Program, to an amount equal to 100% of the then Contract Value. We will not automatically reset your RBB if the Contract Value on your anniversary is less than your current RBB, or, if you (or you and your spouse) are over age 85.


You may choose to opt out of the Automatic RBB Reset Program, if a reset of your RBB would cause the charge for your rider to increase. This can happen since the rate you pay for the rider will be changed to the rate in effect at the time of reset and that may be higher than the rate before the reset. We will send you advance notice if the charge for your rider would increase upon reset in order to give you the opportunity to opt out of the Automatic RBB Reset Program. In order to opt out of the Automatic RBB Reset Program, you must notify us in writing which we must receive by the 7th calendar day prior to the scheduled reset. Your rider will no longer be reset for the life of the rider unless you subsequently elect in writing to opt back into the Automatic RBB Reset Program. Your opt back in election will go into effect upon the next GMWB for Life Anniversary following the receipt of your request.

Upon reset, the LWB will be recalculated as the greater of the a) LWB prior to the reset, or b) a percentage of the Reset RBB value. The percentage will equal the percentage of the RBB (e.g. 5%) used in determining the initial LWB.


GUARANTEED PRINCIPAL OPTION. If your circumstances change and you no longer want the lifetime features of the GMWB for Life rider, you may wish to opt out and receive an adjustment to your Contract Value. In this case, once you have held the rider for ten (10) years or more you will have the option each year to elect the Guaranteed Principal Option. Each year you will have a 30-day window period during which you may elect the option. You may only elect the option once, as your GMWB for Life rider will terminate when you exercise the option.


The Guaranteed Principal Option will be paid to you as a positive adjustment to your Contract Value. The adjustment is equal to (a) minus (b):

     a) Purchase Payments credited within 120 days after you purchase the GMWB for Life rider, reduced by a "Percentage Reduction in the Contract Value" attributable to any partial withdrawals taken.

          We compute the "Percentage Reduction in Contract Value" attributable to a partial withdrawal by dividing the dollar amount of the withdrawal, plus any applicable withdrawal charges, by the Contract Value immediately preceding such withdrawal. We apply the Percentage Reduction in the Contract Value as a factor equal to 1 minus the percentage reduction.

     b) Your Contract Value on the GMWB Anniversary immediately preceding exercise of the Guaranteed Principal Option.

For example, assume you make a single Purchase Payment of $100,000 and elect the GMWB for Life rider. Also assume that you make no withdrawals, and that ten years later your Contract Value has declined to $80,000. If you elect to receive the Guaranteed Principal Option, we will apply $20,000 to your Contract Value to restore it to $100,000.

To exercise the Guaranteed Principal Option you must notify us in writing within 30 days following any anniversary of your purchase of the GMWB for Life rider, on or after the tenth (10th) anniversary of your purchase of the rider. We will adjust your Contract Value at the end of the 30-day window period.

The adjustment will be added to each Variable Funding Option in the ratio that the Contract Value in such Variable Funding Option bears to the total Contract Value in all Variable Funding Options. The adjustment will never be less than zero.

If you exercise the Guaranteed Principal Option, the GMWB for Life rider will terminate on the date the adjustment is added to your Contract Value.


Only Purchase Payments credited within 120 days after you purchase the GMWB for Life rider are taken into consideration in determining the amount paid under the Guaranteed Principal Option. If you anticipate making Purchase Payments after the 120-day period, you should understand that such payments will not increase the amount paid under the Guaranteed Principal Option. However, Purchase Payments credited after 120 days are added to your Contract Value and will impact whether or not any benefit is due. Therefore, GMWB for Life may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMWB for Life rider for this feature.



REQUIRED ALLOCATION OF YOUR CONTRACT VALUE AND PREMIUM PAYMENTS. If you elect the GMWB for Life rider, you will be required to invest in a limited number of specific Variable Funding Options, and you will be foreclosed from investing in all the other Variable Funding Options that would otherwise be available to you while the rider is in effect. In addition, you may not allocate any portion of your Contract Value or Premium Payments to the Fixed Account.



You will be required to allocate 100% of your Contract Value or Purchase Payments to one or more of the following Variable Funding Options. Some of these Variable Funding Options invest in mutual funds that invest in other mutual funds, also known as "funds of funds." Please see the section in this prospectus entitled "Variable Funding Options" for a description of the investment objectives of these Variable Funding Options, as well as the section entitled "Fee Table" for the charges associated with these Variable Funding Options.




                               PERMITTED VARIABLE FUNDING OPTIONS
                    --------------------------------------------------------


                          LEGG MASON PARTNERS VARIABLE EQUITY
                            TRUST -- CLASS II
                            Legg Mason Partners Variable Capital and
                               Income Portfolio
                          METROPOLITAN SERIES FUND, INC.
                            BlackRock Money Market Portfolio -- Class
                               A
                            MFS(R) Total Return Portfolio -- Class B
                          PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
                            Pioneer America Income VCT Portfolio
                            Pioneer Global High Yield VCT Portfolio
                            Pioneer High Yield VCT Portfolio
                            Pioneer Ibbotson Growth Allocation VCT
                               Portfolio
                            Pioneer Ibbotson Moderate Allocation VCT
                               Portfolio
                            Pioneer Strategic Income VCT Portfolio



We will reject any request by you to transfer Contract Value or allocate Purchase Payments to a Variable Funding Option other than the permitted Variable Funding Options listed above. You will be required to re-submit your request to comply with the above restrictions. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the above restrictions.

We may make additions to or deletions from the list of permitted Variable Funding Options.


GMWB FOR LIFE CHARGE. The charge for your GMWB for Life rider depends on whether you purchase the Single Life Option or the Joint Life Option. The charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is shown below. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" above). The charge may increase to the charge applicable to current Contract purchases at the time of reset, but it will never exceed 1.50%.



-----------------------------------------------------------------------------------------
                                                                           CURRENT CHARGE
-----------------------------------------------------------------------------------------
GMWB for Life (Single Life Option)                                              0.65%
-----------------------------------------------------------------------------------------
GMWB for Life (Joint Life Option)                                               0.80%
-----------------------------------------------------------------------------------------



ANNUAL WITHDRAWAL BENEFIT ("AWB"). If your circumstances change, you may wish to take guaranteed withdrawals even though you have not yet reached the minimum age to be eligible for lifetime payments under LWB. In this case, you can take an "Annual Withdrawal Benefit" or "AWB" which allows you to withdraw an amount each year until your RBB is depleted. AWB payments are not guaranteed for life.


The level of your AWB is determined in the same manner as the level of your LWB as described in the above section entitled "Lifetime Withdrawal Benefit ("LWB")", except that there is no minimum age to be eligible to receive AWB payments. Additional Premium Payments affect your AWB in the same manner as they do the LWB as described in the "Additional Premium Payments" section above. The reset of your RBB will affect your AWB in the same manner as it affects the LWB as described in the "Reset" section above.

Withdrawals affect your AWB in the same manner as your LWB as described in the "Withdrawals" section above, with the following exception. If you begin taking AWB withdrawals before you reach the minimum age to qualify for payments under LWB, when you reach the minimum age any withdrawals in excess of your LWB amount will subject your LWB and RBB to a partial withdrawal reduction, even if your withdrawal does not exceed your AWB. This could serve to decrease the amount of your future monthly payments under LWB, and the length of the time period during which you may continue to take payments under AWB.

SHOULD I TAKE WITHDRAWALS UNDER LWB OR AWB? The GMWB for Life rider works best, and is designed, for the Contract Owner who can wait until the minimum age is attained to qualify for LWB payments. If you take your first withdrawal after you have reached the minimum age to qualify for LWB payments, payments under AWB or LWB are equal and the same. However, if you take your first withdrawal before you have reached the minimum age to qualify for LWB payments, the AWB or LWB payments available to you when you reach the minimum age may not be equal.

AWB is designed for the Contract Owner who has undergone a change in circumstances and wants to take withdrawals before reaching the minimum age to qualify for LWB payments.

If you choose to take AWB payments before you qualify for LWB payments, you should consider that the charges for the GMWB for Life rider are designed to support LWB payments for life, and that you may be paying a higher charge without receiving the full benefit.

IF YOU CONTINUE TO MAKE WITHDRAWALS IN EXCESS OF THE LWB ONCE THE MINIMUM AGE TO QUALIFY FOR LWB HAS BEEN REACHED, YOU MAY EVENTUALLY LOSE ANY BENEFIT UNDER LWB.

Whether you choose to access your money using the LWB, AWB, or Guaranteed Principal Option depends on your individual financial circumstances and the performance of your Contract. You should consult with your financial adviser to determine which method is best for you.


TAX-QUALIFIED DISTRIBUTION PROGRAMS. Subject to certain limitations and restrictions, your LWB and AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, but will not affect the LWB or AWB. The following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:



     1) distributions relating to this Contract intended to satisfy the required minimum distribution rules under Internal Revenue Code of 1986, as amended, ("Code"), Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code
          Section 403(b)), an individual retirement annuity (Code Section 408(b)), or an eligible deferred compensation plan (Code Section 457(b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate, or as otherwise required to be calculated under the Code and the regulations thereunder;



     2) distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life, or over a period no longer than the remaining life expectancy, of a designated beneficiary relating to this Contract;


     3) distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of such participant and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract; or


     4) distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract.

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:


YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB for Life rider, however your RBB, LWB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB for Life Anniversary, and you may only make the change during the 30-day period after your GMWB for Life Anniversary. At the time you purchase GMWB for Life, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB for Life Anniversary.


You are advised to take your required distributions prior to purchasing GMWB for Life in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB for Life, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

ANY WITHDRAWALS OUTSIDE THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB for Life (a "GMWB for Life Year"). If during any GMWB for Life Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB for Life rider, however for the remainder of the GMWB for Life Year your RBB, LWB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

DISTRIBUTIONS UNDER THE TAX-QUALIFIED DISTRIBUTION PROGRAM WILL BE DETERMINED AS IF YOUR CONTRACT UNDER WHICH YOUR GMWB FOR LIFE RIDER WAS ISSUED WERE THE ONLY CONTRACT SUBJECT TO THE ABOVE TAX RULES.

TERMINATION Once you purchase the GMWB for Life rider, you cannot cancel it. However, the rider will automatically terminate when:


     - you make a full withdrawal of your Contract Value (outside the Program);


     -    you apply all of your Contract Value to an Annuity Option;

     - the Contract Owner dies and a death benefit under your Contract becomes payable, unless the Contract is continued by the beneficiary;

     - the Annuitant dies and the Annuitant is not the person whose life is used to determine guaranteed payments;

     - you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option;

     -    you opt to take the Guaranteed Principal Option; or

     -    you terminate your Contract.

Charges for the rider cease upon termination.

OTHER INFORMATION You should also consider the following before you purchase the GMWB for Life rider:

     - The charge for the GMWB for Life rider continues for the life of the rider, even if you never need nor exercise the guarantees under the rider.

     - Withdrawals that are greater than your LWB or AWB will erode your guarantee by serving to more rapidly deplete your RBB.

     - The GMWB for Life rider is not transferable; if you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option, the rider terminates automatically.

     - If you only plan to take AWB, or take the Guaranteed Principal Option, you should consider the higher cost of the GMWB for Life rider which is designed to support payments for life under LWB.

     - If you continue to take AWB once eligible for LWB, you may eventually lose any benefit under LWB.

EFFECT ON THE DEATH BENEFIT The GMWB for Life rider terminates when a death benefit under your Contract becomes payable, except in certain circumstances when the beneficiary may continue the Contract along with the GMWB for Life rider (see "Contract Continuation by Beneficiary" and "Contract Value Reduces to Zero" below).

However, if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described in the "Death Benefit" section, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

If the Annuitant dies before the Contract Owner(s), then the GMWB for Life rider will terminate and the beneficiary cannot continue the rider.

Under the Joint Life Option, if the spousal beneficiary predeceases the Contract Owner, the rider continues and no death benefit is paid out; the Contract Owner may then name a new beneficiary for the purposes of the death benefit provisions under the Contract, but not for purposes of the GMWB for Life rider.

Notwithstanding anything in the GMWB for Life rider to the contrary:

     a) In order to comply with section 72(s) of the Code, if the GMWB for Life rider is purchased with respect to a non-qualified annuity contract, any death benefit paid out under the terms of the GMWB for Life rider to a non-spousal Beneficiary upon the death of the owner (or to a payee other than the spouse of the Annuitant on the death of the Annuitant, where the Contract is owned by a non-natural person) (including payments made under the "Contract Continuation by the Beneficiary" provision, "Contract Value Reset to Zero" provision, and any other payments of the AWB and RBB otherwise made after a death) will be paid out in non-increasing annual installments over a period no longer than the remaining single life expectancy of the Beneficiary under the appropriate IRS life expectancy table under Code Section 72 and the regulation thereunder or as otherwise provided under the tax law for non-qualified annuities and under Code Section 72(s). Such payments must begin within 12 months of the date of death in all cases.

     b) Where the Beneficiary or other payee under paragraph (a) is not a natural person, such period may not extend beyond the fifth anniversary of the date of the death.

     c) If the GMWB for Life rider is issued under a Qualified Contract and the death occurs on or after the Required Beginning Date of distributions to the participant under Code Section 401(a)(9), the period for the payments described in paragraph (a) above may not exceed the longer of: (i) the Beneficiary's or other payee's remaining life expectancy or (ii) the deceased Annuitant's remaining life expectancy in the year of his or her death, reduced by one for each calendar year thereafter.

     d) Where under other sections of the GMWB for Life rider, any payment described in this section ("Effect on Death Benefits") is payable over a shorter period of time, required to begin at an earlier date, or would otherwise be paid more rapidly than under this section ("Effect on Death Benefit"), then such payment will be made under the terms of such other provision.

If annual payments must exceed the AWB in order to comply with these requirements, then these payments will not result in a Partial Withdrawal Reduction to the RBB and AWB as described in the RBB and AWB sections of the GMWB for Life rider. Each withdrawal will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.


You should consult with your tax advisor prior to purchasing a variable annuity contract and optional rider, such as the GMWB for Life rider.

CONTRACT CONTINUATION BY THE BENEFICIARY. Under the Joint Life Option, if the spousal beneficiary elects to continue the Contract instead of receiving the death benefit, the GMWB for Life rider will also continue for the benefit of the spouse. Upon the death of the spouse, the LWB will terminate. However, if there are any remaining AWB payments, such payments may be continued by a surviving beneficiary instead of receiving a death benefit. In such case payments will be made annually on the next rider anniversary, no further resets will be made of the RBB, and the RBB will be reduced by the amount of each payment. Upon the death of such beneficiary, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.


Under the Single Life Option, the LWB terminates when a death benefit becomes payable under the Contract, regardless of whether the Contract is continued by a beneficiary. If a non-spousal beneficiary continues the Contract, even under the Joint Life Option, the LWB terminates. However, if there are any remaining AWB payments, such payments may also be continued by a surviving beneficiary as described in the preceding paragraph.

Payments made under the Continuation by the Beneficiary provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner (or upon the death of the Annuitant where the owner is not a natural person), the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

For riders issued under a Qualified Contract, the payments under the Continuation by the Beneficiary provision of the GMWB for Life rider must be paid out at regular intervals in non-increasing annual payments made over a period no longer than that permitted under Code Section 401(a)(9) and the regulations thereunder.

Payments to the Beneficiary or to the owner's estate on the death of the owner, or payments to the Beneficiary's estate (or to the successor beneficiary) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.


CONTRACT VALUE REDUCES TO ZERO. If your Contract Value reduces to zero for reasons other than you making 1) a withdrawal that exceeds your AWB or LWB or 2) a full withdrawal of your Contract Value, and the minimum age has already been reached to be eligible to receive LWB payments, then we will automatically begin paying you annual payments equal to the LWB as long as you (or you or your spouse under the Joint Life Option) are alive unless you elect to receive annual payments equal to the AWB as set forth below. Payments will be made once a year on each rider effective date anniversary starting with the next anniversary. Each payment will reduce the RBB by the amount of the payment. Alternatively, you have the option to elect in writing to instead receive annual payments equal to the current AWB, as of the date your written election is received in good order at our Home Office, until the RBB is depleted. Upon such election, we will begin paying you the AWB starting on the next rider effective date anniversary following the date your written election is received in good order in our Home Office.


If the minimum age to be eligible for LWB payments has not yet been reached, and the RBB is greater than zero, we will automatically begin paying you annual payments equal to the AWB until the RBB is depleted. All other rights under your Contract cease, we will no longer accept subsequent Purchase Payments and no future resets will be allowed. All other optional endorsements are terminated without value.

Upon your death (or your or your spouse's death under the Joint Life Option), your Beneficiary(s) will receive the following:

     1) Under the Single Life Option, the LWB will be set to $0.00 and the beneficiary(s) will receive annual payments equal to the current AWB until the RBB is depleted. No other death benefit or Enhanced Stepped-Up Provision (if any) will be paid if the RBB is already equal to zero upon the owner's death. The death benefit under the Contract is cancelled. Upon the beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

     2) Under the Joint Life Option, the terms of the rider continue and we will continue to your spouse annual payments equal to either the LWB or AWB according to your election prior to your death and the terms described above. The death benefit under the Contract is cancelled. Upon the spouse's death, the LWB will be set to $0.00 and the spousal beneficiary's estate or Beneficiary, as applicable, will receive annual payments equal to the current AWB until the RBB is depleted. Upon that beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

     3) Payments made under the "Contract value reduces to Zero" provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner, the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

     4) For riders issued under a Contract that is issued to an Individual Retirement Account under Code Section 408(a), an Individual Retirement Annuity under Code Section 408(b), a Roth IRA annuity under Code
          Section 408A, a SIMPLE IRA annuity under Code Section 408(p) or any other annuity under an employer's retirement plan that is subject to the required minimum distribution rules under Code Section 401(a)(9), including the after-death distribution rules under Code Section 401(a)(9)(B) ("Qualified Contracts"), The payments under this provision of the GMWB for Life rider will be adjusted as required to be paid out in a non-increasing annual payments over a period no longer than permitted under Code Section 401(a)(9).

Payments to the Beneficiary (or to the owner's estate on the death of the owner), or payments to the successor beneficiary (or to the Beneficiary's estate) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB" OR "ACCUMULATION ADVANTAGE")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.


Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.


BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.


Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.


     - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.


Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE


--------------------------------------------------------------------------------------------------------------------
                           INCREASING CONTRACT VALUE                           DECLINING CONTRACT VALUE
--------------------------------------------------------------------------------------------------------------------
                                      BASE                                               BASE
                   CONTRACT       CALCULATION                         CONTRACT       CALCULATION
                    VALUE            AMOUNT        BENEFIT BASE        VALUE            AMOUNT        BENEFIT BASE
--------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000      Not Applicable      $100,000         $100,000      Not Applicable
--------------------------------------------------------------------------------------------------------------------
VALUE AS OF
RIDER
MATURITY DATE      $115,000         $100,000         $100,000         $85,000          $100,000         $100,000
--------------------------------------------------------------------------------------------------------------------
AMOUNT
APPLIED TO
CONTRACT
VALUE DUE TO
GMAB RIDER                           $0(1)                                            $15,000(2)
--------------------------------------------------------------------------------------------------------------------


(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.
(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.


  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT



--------------------------------------------------------------------------------------------------------------------
                  ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS       ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
--------------------------------------------------------------------------------------------------------------------
                                                       BASE                                               BASE
                   CONTRACT         PURCHASE       CALCULATION        CONTRACT         PURCHASE       CALCULATION
                    VALUE           PAYMENT           AMOUNT           VALUE           PAYMENT           AMOUNT
--------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000         $100,000         $100,000         $100,000         $100,000
--------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE
PAYMENT            $120,000      Not Applicable      $100,000         $120,000      Not Applicable      $100,000
--------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE
PAYMENT            $130,000         $10,000          $110,000         $130,000         $10,000          $100,000
--------------------------------------------------------------------------------------------------------------------


The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.


      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT



----------------------------------------------------------------------------------------------------------------------------
                                                    ASSUMING INCREASING CONTRACT VALUE
----------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
----------------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL           $115,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
FOLLOWING
PARTIAL
WITHDRAWAL           $105,000               $90,000               $10,000               $8,696                $10,000
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                     ASSUMING DECLINING CONTRACT VALUE
----------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
----------------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL            $85,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
FOLLOWING
PARTIAL
WITHDRAWAL            $75,000               $88,235               $10,000               $11,765               $11,765
----------------------------------------------------------------------------------------------------------------------------


INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.


We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.


You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.


     - If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.



     - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.


Below is a list of the Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.




                                      CLASS B SUBACCOUNTS/
                                        UNDERLYING FUNDS
                    --------------------------------------------------------


                          METROPOLITAN SERIES FUND, INC.
                            BlackRock Money Market Portfolio -- Class
                               A
                            MFS(R) Total Return Portfolio -- Class B
                          PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
                            Pioneer America Income VCT Portfolio
                            Pioneer Global High Yield VCT Portfolio
                            Pioneer Ibbotson Growth Allocation VCT
                               Portfolio
                            Pioneer Ibbotson Moderate Allocation VCT
                               Portfolio
                            Pioneer Strategic Income VCT Portfolio



GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.


GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

          Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

          Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

     - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

     - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

     - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

     - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE


Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.



Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected, and any living benefit rider is terminated.


ALLOCATION OF ANNUITY


You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")


VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY


You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.


                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.


The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. (See, "Variable Liquidity Benefit")



Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.



Please note that Option 5 may not satisfy minimum required distribution rules for Qualified Contracts. Consult a tax advisor before electing this option.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."


At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA or other Qualified Contract.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.




                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine ") and MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"), respectively. References to "Separate Account" refer either to Separate Account Nine or Separate Account Ten, depending on the issuer of your Contract. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.



We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.



All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.


Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.


Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.


In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.


You are responsible for determining whether your purchase of the Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan of arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.


PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.


TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.




TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.




MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they

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attain age 70 1/2 or the year of retirement (except for participants who are 5%
or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or contracts you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more
IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Death Benefit, as well as all living benefits such as GMAB and GMWB) must be added to the Contract value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.





NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), or 457 and IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 in 2007 and $5,000 in 2008, and it may be indexed for inflation in years after 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $45,000 or 100% of pay for each participant in 2007.



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TSAS (ERISA AND NON-ERISA)



GENERAL. TSAs fall under sec.403(b) OF THE CODE, WHICH PROVIDES CERTAIN TAX BENEFITS TO ELIGIBLE EMPLOYEES OF PUBLIC SCHOOL SYSTEMS AND ORGANIZATIONS THAT ARE TAX EXEMPT UNDER sec.501(C)(3) OF THE CODE.



In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).



Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:



     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those purchase payments);



     - Is directly transferred to another permissible investment under sec.403(b) arrangements;



     -    Relates to amounts that are not salary reduction elective deferrals;



     - Occurs after you die, leave your job or become disabled (as defined by the Code); or



     - is for financial hardship (but only to the extent of purchase payments) if your plan allows it.



DESIGNATED ROTH ACCOUNT FOR 403(b) PLANS. Effective January 1, 2006, employees that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as Purchase Payments to a Section 403(b) Contract under the following conditions:



     1. The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.



     2. In accordance with our administrative procedure, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.



     3. All state regulatory approvals have been obtained to permit the Contract to accept such after-tax deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).



     4. In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions tot he Contract.



     5. No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.



     6. If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate an living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.



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     7.   We may refuse to accept contributions made as rollovers and trustee-
          to-trustee transfers, unless we are finished with a breakdown as between participant contributions and earnings at the time of the contribution.





Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.



The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:



The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.



Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.



In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the Plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).



If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").



Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.



Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.



LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits, in that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.



The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a prescribed term.



Your Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.


ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.


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Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:


     -    a non-taxable return of your Purchase Payment; or


     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.


PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



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PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS


The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the certain benefits or the charges for the certain benefits such as guaranteed death benefits (including the Enhanced Death Benefit) and certain living benefits (e.g. Guaranteed Minimum Withdrawal Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for Non-Annuity benefits. We currently treat these earnings and benefits as an intrinsic part of the Contract and do not report them as taxable income until distributions are actually made. However, it is possible that this may change if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under 59 1/2. You should consult with your tax adviser before selecting any rider or endorsement to the Contract.



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We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).


GUARANTEED MINIMUM WITHDRAWAL BENEFITS



If you have purchased the Guaranteed Minimum Withdrawal Benefit or the Guaranteed Minimum Withdrawal Benefit for Life or Lifetime, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Minimum Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



In the event that the Contract Value goes to zero, and either the Remaining Benefit Basis is paid out in fixed installments or the Annual Withdrawal Benefit or Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



The Company reserves the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

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                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


FINANCIAL STATEMENTS


The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2006, as well as the range of additional compensation paid.



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC, MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALE BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



MetLife registered representatives receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.


The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS


In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.85%






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)......................................  2006        1.148            1.195           330,864
                                                     2005        1.077            1.148           311,523
                                                     2004        1.032            1.077           184,576
                                                     2003        1.000            1.032                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series
  II) (11/03)......................................  2006        1.225            1.335            79,282
                                                     2005        1.163            1.225            63,045
                                                     2004        1.043            1.163            50,867
                                                     2003        1.000            1.043                --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).....................  2006        1.143            1.314           641,662
                                                     2005        1.125            1.143           613,332
                                                     2004        1.033            1.125           283,469
                                                     2003        1.000            1.033                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)......................  2006        1.303            1.391           850,852
                                                     2005        1.267            1.303           828,548
                                                     2004        1.158            1.267           703,458
                                                     2003        0.859            1.158           247,570
                                                     2002        1.228            0.859            73,361
                                                     2001        1.000            1.228                --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00).................................  2006        1.481            1.766         1,728,859
                                                     2005        1.369            1.481         1,323,471
                                                     2004        1.177            1.369           672,403
                                                     2003        0.907            1.177           254,384
                                                     2002        1.134            0.907           136,180
                                                     2001        1.000            1.134                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)......  2006        1.067            1.235             1,635
                                                     2005        1.000            1.067               587

  LMPVPI Total Return Subaccount (Class II)
  (11/03)..........................................  2006        1.118            1.232           125,665
                                                     2005        1.106            1.118            95,435
                                                     2004        1.038            1.106            21,743
                                                     2003        1.000            1.038                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)..........................................  2006        1.215            1.320           441,678
                                                     2005        1.128            1.215           373,581
                                                     2004        1.057            1.128           232,001
                                                     2003        1.000            1.057                --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70).................................  2006        1.000            1.006           678,929

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70)...........................................  2006        0.995            1.016           684,798

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (1/70)........................................  2006        0.996            1.050           901,519

Money Market Portfolio
  Money Market Subaccount (3/02)...................  2006        0.987            0.995                --
                                                     2005        0.977            0.987           697,307
                                                     2004        0.986            0.977           810,036
                                                     2003        0.996            0.986           146,533
                                                     2002        1.000            0.996           503,034

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03).........................  2006        1.134            1.184                --
                                                     2005        1.101            1.134           483,869
                                                     2004        1.052            1.101           345,115
                                                     2003        1.000            1.052                --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03).........................  2006        1.412            1.536                --
                                                     2005        1.261            1.412           514,105
                                                     2004        1.080            1.261           255,642
                                                     2003        1.000            1.080                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.013            1.026           617,000
                                                     2005        1.014            1.013           482,425
                                                     2004        1.002            1.014           339,787
                                                     2003        1.000            1.002                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04)...........................................  2006        0.993            1.114                --
                                                     2005        0.999            0.993               462
                                                     2004        1.000            0.999                --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.080            1.146                --
                                                     2005        1.061            1.080           218,844
                                                     2004        1.033            1.061           126,383
                                                     2003        1.000            1.033                --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05)...........................................  2006        1.099            1.264           217,890
                                                     2005        1.000            1.099            95,526

  Pioneer Emerging Markets VCT Subaccount (Class
  II) (11/03)......................................  2006        1.771            2.356            57,847
                                                     2005        1.311            1.771            32,531
                                                     2004        1.125            1.311             5,170
                                                     2003        1.000            1.125                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.255            1.505           463,220
                                                     2005        1.212            1.255           456,853
                                                     2004        1.064            1.212           213,388
                                                     2003        1.000            1.064                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).......................................  2006        0.999            1.170            23,906
                                                     2005        1.000            0.999             1,630

  Pioneer Europe VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.344            1.703                --
                                                     2005        1.270            1.344            20,166
                                                     2004        1.094            1.270             7,246
                                                     2003        1.000            1.094                --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Pioneer Fund VCT Subaccount (Class II) (11/03)...  2006        1.193            1.362           101,861
                                                     2005        1.147            1.193            35,851
                                                     2004        1.053            1.147            34,036
                                                     2003        1.000            1.053                --

  Pioneer Global High Yield VCT Subaccount (Class
  II) (4/05).......................................  2006        1.045            1.149           251,359
                                                     2005        1.000            1.045           233,120

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.089            1.166            43,990
                                                     2005        1.075            1.089            26,122
                                                     2004        1.030            1.075            26,797
                                                     2003        1.000            1.030                --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.082            1.150           706,552
                                                     2005        1.084            1.082           674,991
                                                     2004        1.025            1.084           431,399
                                                     2003        1.000            1.025                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).....................  2006        1.086            1.220           177,282
                                                     2005        1.000            1.086            16,812

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)................................  2006        1.070            1.184            22,987
                                                     2005        1.000            1.070                --

  Pioneer Ibbotson Moderate Allocation VCT
  Subaccount (Class II) (7/05).....................  2006        1.049            1.139           371,092
                                                     2005        1.003            1.049                --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)......................................  2006        1.437            1.729           204,235
                                                     2005        1.270            1.437           148,345
                                                     2004        1.093            1.270           121,874
                                                     2003        1.000            1.093                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.328            1.464           555,176
                                                     2005        1.257            1.328           440,871
                                                     2004        1.051            1.257           203,225
                                                     2003        1.000            1.051                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)................................  2006        1.161            1.171           197,033
                                                     2005        1.093            1.161           164,716
                                                     2004        1.000            1.093            10,877

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)......................................  2006        1.565            2.097           129,321
                                                     2005        1.388            1.565            98,701
                                                     2004        1.044            1.388            50,021
                                                     2003        1.000            1.044                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)................................  2006        1.100            1.164            61,428
                                                     2005        1.071            1.100            17,942
                                                     2004        1.000            1.071            11,558

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.363            1.528           110,482
                                                     2005        1.250            1.363           134,394
                                                     2004        1.062            1.250             8,762
                                                     2003        1.000            1.062                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.152            1.222                --
                                                     2005        1.154            1.152            14,718
                                                     2004        1.038            1.154             5,951
                                                     2003        1.000            1.038                --

  Pioneer Strategic Income VCT Subaccount (Class
  II) (11/03)......................................  2006        1.112            1.159           803,517
                                                     2005        1.105            1.112           678,216
                                                     2004        1.024            1.105           177,857
                                                     2003        1.000            1.024                --

  Pioneer Value VCT Subaccount (Class II) (11/03)..  2006        1.193            1.347           111,519
                                                     2005        1.161            1.193           111,712
                                                     2004        1.062            1.161            92,827
                                                     2003        1.000            1.062                --






                         SEPARATE ACCOUNT CHARGES 3.05%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)......................................  2006        1.000            0.984             --

  AIM V.I. Mid Cap Core Equity Subaccount (Series
  II) (11/03)......................................  2006        1.000            1.034             --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).....................  2006        1.000            1.105             --

                                 SEPARATE ACCOUNT CHARGES 3.05% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)......................  2006        1.000            0.992             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00).................................  2006        1.000            1.132             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)......  2006        1.000            1.100             --

  LMPVPI Total Return Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.066             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.023             --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70).................................  2006        1.000            0.998             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70)...........................................  2006        1.003            1.016             --

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (1/70)........................................  2006        0.996            1.041             --

Money Market Portfolio
  Money Market Subaccount (3/02)...................  2006        1.000            1.003             --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03).........................  2006        1.000            1.004             --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03).........................  2006        1.000            1.033             --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.003             --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04)...........................................  2006        1.000            1.082             --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.029             --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05)...........................................  2006        1.000            1.098             --

  Pioneer Emerging Markets VCT Subaccount (Class
  II) (11/03)......................................  2006        1.000            1.179             --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.148             --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).......................................  2006        1.000            1.105             --

                                 SEPARATE ACCOUNT CHARGES 3.05% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Pioneer Europe VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.188             --

  Pioneer Fund VCT Subaccount (Class II) (11/03)...  2006        1.000            1.098             --

  Pioneer Global High Yield VCT Subaccount (Class
  II) (4/05).......................................  2006        1.000            1.072             --

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.052             --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.042             --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).....................  2006        1.000            1.068             --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)................................  2006        1.000            1.058             --

  Pioneer Ibbotson Moderate Allocation VCT
  Subaccount (Class II) (7/05).....................  2006        1.000            1.047             --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)......................................  2006        1.000            1.120             --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.062             --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)................................  2006        1.000            0.981             --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)......................................  2006        1.000            1.243             --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)................................  2006        1.000            1.002             --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.034             --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            0.985             --

  Pioneer Strategic Income VCT Subaccount (Class
  II) (11/03)......................................  2006        1.000            1.027             --

  Pioneer Value VCT Subaccount (Class II) (11/03)..  2006        1.000            1.079             --






The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.



Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.



Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

                                   APPENDIX B

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.85%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)......................................  2006        1.148            1.195            78,792
                                                     2005        1.077            1.148            77,021
                                                     2004        1.032            1.077            47,287
                                                     2003        1.000            1.032                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series
  II) (11/03)......................................  2006        1.225            1.335            19,687
                                                     2005        1.163            1.225            21,026
                                                     2004        1.043            1.163            15,653
                                                     2003        1.000            1.043                --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).....................  2006        1.143            1.314            94,322
                                                     2005        1.125            1.143           100,659
                                                     2004        1.033            1.125            46,550
                                                     2003        1.000            1.033                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).....................  2006        1.303            1.391           506,857
                                                     2005        1.267            1.303           683,312
                                                     2004        1.158            1.267           909,411
                                                     2003        0.859            1.158           907,594
                                                     2002        1.228            0.859           479,572
                                                     2001        1.000            1.228            19,240

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)................................  2006        1.481            1.766         1,658,197
                                                     2005        1.369            1.481         2,258,919
                                                     2004        1.177            1.369         1,963,706
                                                     2003        0.907            1.177         1,293,188
                                                     2002        1.134            0.907           589,742
                                                     2001        1.000            1.134            29,133

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)......  2006        1.067            1.235                --
                                                     2005        1.026            1.067                --

  LMPVPI Total Return Subaccount (Class II)
  (12/03)..........................................  2006        1.118            1.232            99,926
                                                     2005        1.106            1.118            53,918
                                                     2004        1.038            1.106            47,717
                                                     2003        1.000            1.038                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)..........................................  2006        1.215            1.320            42,355
                                                     2005        1.128            1.215            58,534
                                                     2004        1.057            1.128            36,753
                                                     2003        1.000            1.057                --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70).................................  2006        1.000            1.006            14,279

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70)...........................................  2006        0.995            1.016           129,414

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (1/70)........................................  2006        0.996            1.050           103,508

Money Market Portfolio
  Money Market Subaccount (5/02)...................  2006        0.987            0.995                --
                                                     2005        0.977            0.987           150,830
                                                     2004        0.986            0.977           673,304
                                                     2003        0.996            0.986           855,860
                                                     2002        0.999            0.996           802,446

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03).........................  2006        1.134            1.184                --
                                                     2005        1.101            1.134             6,481
                                                     2004        1.052            1.101               257
                                                     2003        1.000            1.052                --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03).........................  2006        1.412            1.536                --
                                                     2005        1.261            1.412            66,606
                                                     2004        1.080            1.261            34,230
                                                     2003        1.000            1.080                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.013            1.026            99,446
                                                     2005        1.014            1.013            98,883
                                                     2004        1.002            1.014           104,018
                                                     2003        1.000            1.002                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70)...........................................  2006        0.993            1.114                --
                                                     2005        0.999            0.993                --
                                                     2004        1.000            0.999                --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.080            1.146                --
                                                     2005        1.061            1.080            26,998
                                                     2004        1.033            1.061             9,421
                                                     2003        1.000            1.033                --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05)...........................................  2006        1.099            1.264            10,023
                                                     2005        0.990            1.099                --

  Pioneer Emerging Markets VCT Subaccount (Class
  II) (11/03)......................................  2006        1.771            2.356            11,081
                                                     2005        1.311            1.771             2,693
                                                     2004        1.125            1.311             2,258
                                                     2003        1.000            1.125                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.255            1.505           110,198
                                                     2005        1.212            1.255           112,338
                                                     2004        1.064            1.212            46,366
                                                     2003        1.000            1.064                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).......................................  2006        0.999            1.170                --
                                                     2005        1.000            0.999                --

  Pioneer Europe VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.344            1.703                --
                                                     2005        1.270            1.344            14,289
                                                     2004        1.094            1.270            14,289
                                                     2003        1.000            1.094                --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Pioneer Fund VCT Subaccount (Class II) (12/03)...  2006        1.193            1.362            56,789
                                                     2005        1.147            1.193            67,099
                                                     2004        1.053            1.147            60,415
                                                     2003        1.000            1.053                --

  Pioneer Global High Yield VCT Subaccount (Class
  II) (6/05).......................................  2006        1.045            1.149            16,128
                                                     2005        1.011            1.045             4,870

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.089            1.166            19,657
                                                     2005        1.075            1.089                --
                                                     2004        1.030            1.075                --
                                                     2003        1.000            1.030                --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)..........................................  2006        1.082            1.150           342,433
                                                     2005        1.084            1.082           360,478
                                                     2004        1.025            1.084           234,397
                                                     2003        1.000            1.025                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).....................  2006        1.086            1.220            94,245
                                                     2005        1.057            1.086                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)................................  2006        1.070            1.184           138,318
                                                     2005        1.036            1.070                --

  Pioneer Ibbotson Moderate Allocation VCT
  Subaccount (Class II) (6/05).....................  2006        1.049            1.139           397,472
                                                     2005        1.000            1.049            50,495

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)......................................  2006        1.437            1.729            22,128
                                                     2005        1.270            1.437                --
                                                     2004        1.093            1.270                --
                                                     2003        1.000            1.093                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.328            1.464            33,791
                                                     2005        1.257            1.328            46,642
                                                     2004        1.051            1.257            10,917
                                                     2003        1.000            1.051                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)................................  2006        1.161            1.171           117,220
                                                     2005        1.093            1.161           115,364
                                                     2004        1.039            1.093            17,469

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)......................................  2006        1.565            2.097            62,651
                                                     2005        1.388            1.565            61,693
                                                     2004        1.044            1.388            26,252
                                                     2003        1.000            1.044                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)................................  2006        1.100            1.164            41,056
                                                     2005        1.071            1.100            40,971
                                                     2004        1.041            1.071                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.363            1.528            45,065
                                                     2005        1.250            1.363            30,867
                                                     2004        1.062            1.250             4,495
                                                     2003        1.000            1.062                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.152            1.222                --
                                                     2005        1.154            1.152            24,585
                                                     2004        1.038            1.154             8,427
                                                     2003        1.000            1.038                --

  Pioneer Strategic Income VCT Subaccount (Class
  II) (11/03)......................................  2006        1.112            1.159           219,076
                                                     2005        1.105            1.112           210,034
                                                     2004        1.024            1.105           122,491
                                                     2003        1.000            1.024                --

  Pioneer Value VCT Subaccount (Class II) (11/03)..  2006        1.193            1.347            15,485
                                                     2005        1.161            1.193            15,707
                                                     2004        1.062            1.161            19,453
                                                     2003        1.000            1.062                --






                         SEPARATE ACCOUNT CHARGES 3.05%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)......................................  2006        1.000            0.984             --

  AIM V.I. Mid Cap Core Equity Subaccount (Series
  II) (11/03)......................................  2006        1.000            1.034             --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).....................  2006        1.000            1.105             --

                                 SEPARATE ACCOUNT CHARGES 3.05% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).....................  2006        1.000            0.992             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)................................  2006        1.000            1.132             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)......  2006        1.000            1.100             --

  LMPVPI Total Return Subaccount (Class II)
  (12/03)..........................................  2006        1.000            1.066             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)..........................................  2006        1.000            1.023             --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70).................................  2006        1.000            0.998             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70)...........................................  2006        1.003            1.016             --

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (1/70)........................................  2006        0.996            1.041             --

Money Market Portfolio
  Money Market Subaccount (5/02)...................  2006        1.000            1.003             --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03).........................  2006        1.000            1.004             --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03).........................  2006        1.000            1.033             --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.003             --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70)...........................................  2006        1.000            1.082             --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.029             --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05)...........................................  2006        1.000            1.098             --

  Pioneer Emerging Markets VCT Subaccount (Class
  II) (11/03)......................................  2006        1.000            1.179             --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.148             --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).......................................  2006        1.000            1.105             --

                                 SEPARATE ACCOUNT CHARGES 3.05% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Pioneer Europe VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.188             --

  Pioneer Fund VCT Subaccount (Class II) (12/03)...  2006        1.000            1.098             --

  Pioneer Global High Yield VCT Subaccount (Class
  II) (6/05).......................................  2006        1.000            1.072             --

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.052             --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)..........................................  2006        1.000            1.042             --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).....................  2006        1.000            1.068             --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)................................  2006        1.000            1.058             --

  Pioneer Ibbotson Moderate Allocation VCT
  Subaccount (Class II) (6/05).....................  2006        1.000            1.047             --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)......................................  2006        1.000            1.120             --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.062             --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)................................  2006        1.000            0.981             --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)......................................  2006        1.000            1.243             --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)................................  2006        1.000            1.002             --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.034             --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            0.985             --

  Pioneer Strategic Income VCT Subaccount (Class
  II) (11/03)......................................  2006        1.000            1.027             --

  Pioneer Value VCT Subaccount (Class II) (11/03)..  2006        1.000            1.079             --






The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.



Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.



Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

                                 APPENDIX C --

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

--------------------------------------------------------------------------------






Certain Variable Funding Options have been subject to a merger, substitution or other change. The chart below identifies the former name and the new name for each of these Underlying Funds and where applicable, the former name and the new name of the trust of which the Underlying Fund is part.




UNDERLYING FUND MERGERS/REORGANIZATIONS


The following former Underlying Funds were merged with and into the new Underlying Funds, and/or were reorganized into a new trust.




         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  INC.
  Legg Mason Partners Variable All Cap           Legg Mason Partners Variable Fundamental
     Portfolio -- Class II                          Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
  INC.
  Legg Mason Partners Variable Total Return      Legg Mason Partners Variable Multiple
     Portfolio -- Class II                          Discipline Portfolio -- Balanced All Cap
                                                    Growth and Value Portfolio -- Class II
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
                                               INC.
  Legg Mason Partners Variable Aggressive        Legg Mason Partners Variable Aggressive
     Growth Portfolio -- Class II                   Growth Portfolio -- Class II
PIONEER VARIABLE CONTRACTS TRUST               PIONEER VARIABLE CONTRACTS TRUST
  Pioneer AmPac Growth VCT Portfolio -- Class    Pioneer Oak Ridge Large Cap Growth VCT
     II                                             Portfolio -- Class II
PIONEER VARIABLE CONTRACTS TRUST               PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Balanced VCT Portfolio -- Class II     Pioneer Ibbotson Moderate Allocation VCT
                                                    Portfolio -- Class II
PIONEER VARIABLE CONTRACTS TRUST               PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Europe VCT Portfolio -- Class II       Pioneer International Value VCT
                                                    Portfolio -- Class II

LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Fundamental       Legg Mason Partners Variable Fundamental
     Value Portfolio -- Class I                     Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Aggressive        Legg Mason Partners Variable Aggressive
     Growth Portfolio -- Class II                   Growth Portfolio -- Class II
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Capital and
     Discipline Portfolio -- Balanced All Cap       Income Portfolio -- Class II
     Growth and Value Portfolio -- Class II




UNDERLYING FUND SUBSTITUTION


The following new Underlying Fund was substituted for the former Underlying
Fund.




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


AIM VARIABLE INSURANCE FUNDS                   MET INVESTORS SERIES TRUST
  AIM V.I. Capital Appreciation                  Met/AIM Capital Appreciation
     Fund -- Series II                              Portfolio -- Class E

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------


                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.


The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.


Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.


Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS


You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.



Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX E

--------------------------------------------------------------------------------




               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm

                     Condensed Financial Information

                     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated April 30, 2007 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-04-08-81-82-83, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-04-08-81-82-83.


Name: -------------------------------------------------

Address: ----------------------------------------------


CHECK BOX:


[ ] MIC-Book-04-08-81-82-83

[ ] MLAC-Book-04-08-81-82-83

                                    VINTAGE 3

                              PORTFOLIO ARCHITECT 3

                              PORTFOLIO ARCHITECT L



                                    VINTAGE L


                             PIONEER ANNUISTAR FLEX


                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                 APRIL 30, 2007


                                       FOR


           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES


                                    ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT





This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated April 30, 2007. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS







          THE INSURANCE COMPANY........................................................       2
          PRINCIPAL UNDERWRITER........................................................       2
          DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT............................       2
          VALUATION OF ASSETS..........................................................       4
          FEDERAL TAX CONSIDERATIONS...................................................       5
          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................       9
          CONDENSED FINANCIAL INFORMATION..............................................      10
          FINANCIAL STATEMENTS.........................................................       1

                              THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. MetLife of CT Separate Account Nine for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER


MetLife Investors Distribution Company ("MLIDC")* serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT


Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.



Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.




                            UNDERWRITING COMMISSIONS



                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                            COMPANY*                        DISTRIBUTOR*
--------------------------------  --------------------------------  --------------------------------


2006............................            $192,981,365                           $0

2005............................            $135,616,994                           $0

2004............................            $117,306,200                           $0




*Effective as of October 20, 2006, the former principal underwriter for the Separate Account and the Contracts, MLI Distribution LLC, merged with and into MetLife Investors Distribution Company.



The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2006 ranged from $2,029 to $2,179,850. The amount of commissions paid to selected broker-dealer firms during 2006 ranged from $1,229,012 to $11,402,602. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2006 ranged from $1,231,041 to $13,582,452.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2006 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:





Citicorp Investment Services




Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD


From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:


        EffectiveYield = ((BaseReturn + 1) to the power of (365 / 7)) - 1


Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.


AUV Change = Current AUV -- Prior AUV.



Contract Charge Adjustment = Average AUV * Period Charge.


Average AUV = (Current AUV + Prior AUV) / 2.


Period Charge = Annual Contract Fee * (7/365).


Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS


The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.



NONQUALIFIED ANNUITY CONTRACTS



Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).



If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.



Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.



In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $45,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM



Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $10,500 in 2007 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.



ROTH IRAS



Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.



QUALIFIED PENSION AND PROFIT-SHARING PLANS



Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.



Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.



The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2007 is $45,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $15,500 in 2007. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.



Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.



SECTION 403(B) PLANS



Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($15,500 in 2007).



Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.



FEDERAL INCOME TAX WITHHOLDING



The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:



1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES



There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:



     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or



     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or



     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or



     (d)  the distribution is a hardship distribution.



A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.



2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)



To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.



3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)



The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.



Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.



Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of MetLife of CT Separate Account Nine for Variable Annuities (formerly, The Travelers Separate Account Nine for Variable Annuities) and the consolidated financial statements and financial statement schedules of MetLife Insurance Company of Connecticut ("MetLife Connecticut") (formerly known as "The Travelers Insurance Company") and its subsidiaries (collectively the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a Transfer Agreement entered into on October 11, 2006 between MetLife Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, Inc. ("MetLife"), pursuant to which MetLife Connecticut acquired all of the stock of MetLife Investors USA Insurance Company ("MLI-USA") from MLIG. As the transaction was between entities under common control, the transaction was recorded and accounted for in a manner similar to a pooling-of-interests from July 1, 2005 (the "Acquisition Date"); further, as MLI-USA has been controlled by MetLife for longer than MetLife Connecticut, all amounts reported for periods prior to the Acquisition Date are those of MLI-USA) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

                    VINTAGE 3 CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


The following tables provide the Accumulation Unit Values information for the *mid-range* combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.077               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (10/02)............................................  2006      1.025          1.075               --
                                                       2005      0.991          1.025               --
                                                       2004      0.956          0.991               --
                                                       2003      0.780          0.956               --
                                                       2002      1.142          0.780               --
                                                       2001      1.000          1.142               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (6/02)...................................  2006      1.135          1.184               --
                                                       2005      1.107          1.135               --
                                                       2004      1.016          1.107               --
                                                       2003      0.785          1.016               --
                                                       2002      1.000          0.785               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/02)...................................  2006      1.156          1.126               --
                                                       2005      1.028          1.156            2,023
                                                       2004      0.968          1.028               --
                                                       2003      0.801          0.968               --
                                                       2002      1.182          0.801               --
                                                       2001      1.000          1.182               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/02).............................................  2006      1.635          1.929          108,164
                                                       2005      1.463          1.635           92,526
                                                       2004      1.316          1.463           45,727
                                                       2003      0.993          1.316               --
                                                       2002      1.187          0.993               --
                                                       2001      1.000          1.187               --

  American Funds Growth Subaccount (Class 2)
  (12/01)............................................  2006      1.540          1.663          354,787
                                                       2005      1.353          1.540          339,051
                                                       2004      1.227          1.353          224,757
                                                       2003      0.916          1.227           13,689
                                                       2002      1.237          0.916               --
                                                       2001      1.000          1.237               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  American Funds Growth-Income Subaccount (Class 2)
  (12/01)............................................  2006      1.330          1.501          210,901
                                                       2005      1.282          1.330          210,374
                                                       2004      1.186          1.282          141,724
                                                       2003      0.914          1.186           88,389
                                                       2002      1.143          0.914               --
                                                       2001      1.000          1.143               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.287          1.272               --
                                                       2005      1.111          1.287               --
                                                       2004      0.949          1.111               --
                                                       2003      0.775          0.949               --
                                                       2002      1.000          0.775               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.690          2.196               --
                                                       2005      1.609          1.690               --
                                                       2004      1.250          1.609               --
                                                       2003      0.952          1.250               --
                                                       2002      1.000          0.952               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408               --
                                                       2005      1.201          1.297               --
                                                       2004      1.074          1.201               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440               --
                                                       2005      1.199          1.294            6,383
                                                       2004      1.067          1.199            1,538
                                                       2003      1.000          1.067               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.031          1.194           29,299
                                                       2005      1.000          1.031               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/02)........................  2006      1.292          1.376           15,074
                                                       2005      1.259          1.292           13,854
                                                       2004      1.153          1.259            7,904
                                                       2003      0.857          1.153               --
                                                       2002      1.227          0.857               --
                                                       2001      1.000          1.227               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.233          1.430               --
                                                       2005      1.138          1.233          113,725
                                                       2004      1.031          1.138           62,851
                                                       2003      0.841          1.031               --
                                                       2002      1.000          0.841               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.199          2.760           33,315
                                                       2005      1.761          2.199           34,370
                                                       2004      1.442          1.761           27,878
                                                       2003      1.000          1.442            4,181

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.469          1.747          110,754
                                                       2005      1.361          1.469           98,761
                                                       2004      1.172          1.361           66,369
                                                       2003      0.904          1.172           10,166
                                                       2002      1.134          0.904               --
                                                       2001      1.000          1.134               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.237          1.477               --
                                                       2005      1.160          1.237            5,511
                                                       2004      1.020          1.160            1,140
                                                       2003      0.788          1.020               --
                                                       2002      1.000          0.788               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (4/02).....................................  2006      1.394          1.548               --
                                                       2005      1.270          1.394               --
                                                       2004      1.076          1.270               --
                                                       2003      0.815          1.076               --
                                                       2002      1.158          0.815               --
                                                       2001      1.000          1.158               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.525          1.705               --
                                                       2005      1.497          1.525           11,493
                                                       2004      1.330          1.497           11,540
                                                       2003      1.000          1.330               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (9/02)..........  2006      0.979          1.132               --
                                                       2005      1.001          0.979               --
                                                       2004      0.989          1.001               --
                                                       2003      0.817          0.989               --
                                                       2002      1.127          0.817               --
                                                       2001      1.000          1.127               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPIS Premier Selections All Cap Growth Subaccount
  (4/02).............................................  2006      1.186          1.247               --
                                                       2005      1.139          1.186               --
                                                       2004      1.130          1.139               --
                                                       2003      0.859          1.130               --
                                                       2002      1.197          0.859               --
                                                       2001      1.000          1.197               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (6/02).............................................  2006      1.432          1.584           16,196
                                                       2005      1.394          1.432           16,170
                                                       2004      1.231          1.394           15,034
                                                       2003      0.885          1.231               --
                                                       2002      1.215          0.885               --
                                                       2001      1.000          1.215               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (12/01)........  2006      1.219          1.411           62,630
                                                       2005      1.196          1.219           30,618
                                                       2004      1.127          1.196            9,549
                                                       2003      0.827          1.127               --
                                                       2002      1.127          0.827               --
                                                       2001      1.000          1.127               --

  LMPVPI Investors Subaccount (Class I) (2/02).......  2006      1.250          1.448           17,601
                                                       2005      1.197          1.250           18,740
                                                       2004      1.107          1.197            9,435
                                                       2003      0.854          1.107               --
                                                       2002      1.133          0.854               --
                                                       2001      1.000          1.133               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.357          1.499           46,016
                                                       2005      1.320          1.357           57,267
                                                       2004      1.171          1.320           56,224
                                                       2003      0.802          1.171               --
                                                       2002      1.255          0.802               --
                                                       2001      1.000          1.255               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (2/02).............  2006      1.220          1.372          120,433
                                                       2005      1.194          1.220          119,527
                                                       2004      1.120          1.194           96,922
                                                       2003      0.918          1.120               --
                                                       2002      1.136          0.918               --
                                                       2001      1.000          1.136               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Diversified Strategic Income Subaccount
  (3/02).............................................  2006      1.195          1.234           74,662
                                                       2005      1.189          1.195           62,261
                                                       2004      1.137          1.189           41,948
                                                       2003      1.039          1.137               --
                                                       2002      1.011          1.039               --
                                                       2001      1.000          1.011               --

  LMPVPII Equity Index Subaccount (Class II) (6/02)..  2006      1.198          1.351           31,907
                                                       2005      1.173          1.198           32,169
                                                       2004      1.086          1.173           24,381
                                                       2003      0.867          1.086               --
                                                       2002      1.141          0.867               --
                                                       2001      1.000          1.141               --

  LMPVPII Fundamental Value Subaccount (2/02)........  2006      1.336          1.529          102,926
                                                       2005      1.301          1.336          107,320
                                                       2004      1.227          1.301           78,557
                                                       2003      0.904          1.227               --
                                                       2002      1.172          0.904               --
                                                       2001      1.000          1.172               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.991          1.011           26,480
                                                       2005      0.989          0.991           30,100
                                                       2004      0.997          0.989               --
                                                       2003      1.000          0.997               --

  LMPVPIII Aggressive Growth Subaccount (12/01)......  2006      1.242          1.324          118,142
                                                       2005      1.136          1.242          149,332
                                                       2004      1.054          1.136           92,170
                                                       2003      0.800          1.054               --
                                                       2002      1.212          0.800               --
                                                       2001      1.000          1.212               --

  LMPVPIII High Income Subaccount (3/02).............  2006      1.336          1.452           27,565
                                                       2005      1.329          1.336           27,070
                                                       2004      1.228          1.329           18,983
                                                       2003      0.983          1.228               --
                                                       2002      1.037          0.983               --
                                                       2001      1.000          1.037               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII International All Cap Growth Subaccount
  (8/02).............................................  2006      1.342          1.655               --
                                                       2005      1.226          1.342               --
                                                       2004      1.062          1.226               --
                                                       2003      0.850          1.062               --
                                                       2002      1.168          0.850               --
                                                       2001      1.000          1.168               --

  LMPVPIII Large Cap Growth Subaccount (2/02)........  2006      1.275          1.307          134,324
                                                       2005      1.237          1.275          130,235
                                                       2004      1.258          1.237          112,011
                                                       2003      0.870          1.258               --
                                                       2002      1.181          0.870               --
                                                       2001      1.000          1.181               --

  LMPVPIII Large Cap Value Subaccount (2/02).........  2006      1.137          1.317               --
                                                       2005      1.090          1.137               --
                                                       2004      1.005          1.090               --
                                                       2003      0.804          1.005               --
                                                       2002      1.101          0.804               --
                                                       2001      1.000          1.101               --

  LMPVPIII Mid Cap Core Subaccount (2/02)............  2006      1.425          1.603           14,843
                                                       2005      1.343          1.425           14,845
                                                       2004      1.241          1.343           14,847
                                                       2003      0.976          1.241               --
                                                       2002      1.232          0.976               --
                                                       2001      1.000          1.232               --

  LMPVPIII Money Market Subaccount (4/02)............  2006      0.974          0.998          112,341
                                                       2005      0.967          0.974          132,472
                                                       2004      0.978          0.967           32,120
                                                       2003      0.992          0.978               --
                                                       2002      1.000          0.992               --
                                                       2001      1.000          1.000               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.470          1.637          177,918
                                                       2005      1.426          1.470          189,544
                                                       2004      1.365          1.426          159,891
                                                       2003      1.060          1.365           79,503
                                                       2002      1.000          1.060               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.301          1.409          414,487
                                                       2005      1.274          1.301          421,372
                                                       2004      1.238          1.274          273,574
                                                       2003      1.037          1.238           34,419
                                                       2002      1.000          1.037               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.559          1.759          159,791
                                                       2005      1.493          1.559          159,791
                                                       2004      1.382          1.493          130,088
                                                       2003      1.073          1.382               --
                                                       2002      1.000          1.073               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.432          1.575           48,499
                                                       2005      1.411          1.432           57,253
                                                       2004      1.349          1.411           24,670
                                                       2003      1.068          1.349               --
                                                       2002      1.000          1.068               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.383          1.589           70,166
                                                       2005      1.368          1.383           70,546
                                                       2004      1.239          1.368           69,261
                                                       2003      1.000          1.239           71,566

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.616          1.777           76,489
                                                       2005      1.524          1.616           78,565
                                                       2004      1.254          1.524           66,625
                                                       2003      1.000          1.254           13,602

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.324          1.398           39,338

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.269          1.348            2,871

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.480          1.626           52,338

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.272          1.300               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.073          136,529

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.069            5,423

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.346          1.326               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.278          1.265               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.257          1.385           22,768

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.216            3,163

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.451          1.556           31,894

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.090          1.143               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.117          1.154           52,405

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.026           39,878

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      0.877          0.854           11,223

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.032          1.068          156,072

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.132          1.160               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.201          1.214               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.415          1.447           74,282

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.051           15,509

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.056               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.299          1.385          145,862

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.048            6,723

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.066            2,322

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.113          1.099          384,032
                                                       2005      1.113          1.113          288,960
                                                       2004      1.043          1.113          171,050
                                                       2003      1.000          1.043           78,471

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  PIMCO VIT Total Return Subaccount (Administrative
  Class) (2/02)......................................  2006      1.137          1.156          390,243
                                                       2005      1.132          1.137          388,412
                                                       2004      1.102          1.132          164,259
                                                       2003      1.071          1.102               --
                                                       2002      1.002          1.071               --
                                                       2001      1.000          1.002               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2006      1.218          1.325               --
                                                       2005      1.159          1.218               --
                                                       2004      1.100          1.159               --
                                                       2003      0.850          1.100               --
                                                       2002      1.233          0.850               --
                                                       2001      1.000          1.233               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/02).........................................  2006      1.445          1.809               --
                                                       2005      1.315          1.445               --
                                                       2004      1.155          1.315               --
                                                       2003      0.917          1.155               --
                                                       2002      1.137          0.917               --
                                                       2001      1.000          1.137               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/02).............................................  2006      1.858          2.135           31,363
                                                       2005      1.771          1.858           34,614
                                                       2004      1.433          1.771           15,588
                                                       2003      0.977          1.433               --
                                                       2002      1.220          0.977               --
                                                       2001      1.000          1.220               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/02).............................................  2006      1.266          1.346               --
                                                       2005      1.189          1.266               --
                                                       2004      1.139          1.189               --
                                                       2003      0.899          1.139               --
                                                       2002      1.206          0.899               --
                                                       2001      1.000          1.206               --

  Travelers Equity Income Subaccount (5/02)..........  2006      1.348          1.415               --
                                                       2005      1.317          1.348           74,242
                                                       2004      1.224          1.317           52,584
                                                       2003      0.952          1.224           35,771
                                                       2002      1.129          0.952               --
                                                       2001      1.000          1.129               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Large Cap Subaccount (6/02)..............  2006      1.167          1.201               --
                                                       2005      1.096          1.167               --
                                                       2004      1.050          1.096               --
                                                       2003      0.860          1.050               --
                                                       2002      1.137          0.860               --
                                                       2001      1.000          1.137               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.175               --
                                                       2005      1.000          1.107               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.018          1.020               --
                                                       2005      1.007          1.018               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.052          1.088               --
                                                       2005      1.008          1.052           14,308

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130               --
                                                       2005      1.000          1.085               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.047               --
                                                       2005      1.000          1.029               --

  Travelers Managed Income Subaccount (3/02).........  2006      1.043          1.032               --
                                                       2005      1.050          1.043          155,816
                                                       2004      1.042          1.050          117,811
                                                       2003      0.981          1.042               --
                                                       2002      0.980          0.981               --
                                                       2001      1.000          0.980               --

  Travelers Mercury Large Cap Core Subaccount
  (8/02).............................................  2006      1.249          1.324               --
                                                       2005      1.137          1.249           39,338
                                                       2004      1.002          1.137           33,831
                                                       2003      0.844          1.002               --
                                                       2002      1.151          0.844               --
                                                       2001      1.000          1.151               --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      0.830          0.877               --
                                                       2005      0.822          0.830           10,540
                                                       2004      0.736          0.822           10,388
                                                       2003      0.548          0.736               --
                                                       2002      1.000          0.548               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers MFS Total Return Subaccount (2/02).......  2006      1.261          1.299               --
                                                       2005      1.250          1.261           80,510
                                                       2004      1.144          1.250           46,257
                                                       2003      1.002          1.144           74,835
                                                       2002      1.080          1.002               --
                                                       2001      1.000          1.080               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.165          1.257               --
                                                       2005      1.117          1.165           19,960
                                                       2004      1.000          1.117            8,567

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.290          1.480               --
                                                       2005      1.202          1.290           47,848
                                                       2004      1.060          1.202           30,586
                                                       2003      0.842          1.060               --
                                                       2002      1.000          0.842               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.370          1.451               --
                                                       2005      1.319          1.370            2,908
                                                       2004      1.212          1.319            1,735
                                                       2003      1.000          1.212               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.037          1.090               --
                                                       2005      1.036          1.037               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117               --
                                                       2005      1.091          1.108           52,692
                                                       2004      1.000          1.091           30,316

  Travelers Strategic Equity Subaccount (4/02).......  2006      1.047          1.091               --
                                                       2005      1.047          1.047               --
                                                       2004      0.970          1.047               --
                                                       2003      0.747          0.970               --
                                                       2002      1.148          0.747               --
                                                       2001      1.000          1.148               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.112          1.278               --
                                                       2005      1.027          1.112               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269               --
                                                       2005      1.000          1.108               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.092          1.132               --
                                                       2005      1.034          1.092               --
                                                       2004      1.016          1.034               --
                                                       2003      0.826          1.016               --
                                                       2002      1.193          0.826               --
                                                       2001      1.000          1.193               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (4/02)..........................................  2006      1.037          1.045               --
                                                       2005      0.981          1.037               --
                                                       2004      0.935          0.981               --
                                                       2003      0.750          0.935               --
                                                       2002      1.134          0.750               --
                                                       2001      1.000          1.134               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (5/02)...  2006      1.614          1.765           28,681
                                                       2005      1.410          1.614           18,005
                                                       2004      1.248          1.410           13,584
                                                       2003      0.992          1.248           13,584
                                                       2002      1.118          0.992               --
                                                       2001      1.000          1.118               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.631          1.796           67,576
                                                       2005      1.411          1.631           89,979
                                                       2004      1.155          1.411           46,989
                                                       2003      0.853          1.155               --
                                                       2002      1.000          0.853               --





                         SEPARATE ACCOUNT CHARGES 2.10%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.076                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (10/02)............................................  2006      1.191          1.249                --
                                                       2005      1.152          1.191                --
                                                       2004      1.112          1.152                --
                                                       2003      1.000          1.112                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (6/02)...................................  2006      1.249          1.304                --
                                                       2005      1.220          1.249             5,093
                                                       2004      1.120          1.220                --
                                                       2003      1.000          1.120                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/02)...................................  2006      1.304          1.269                --
                                                       2005      1.159          1.304                --
                                                       2004      1.093          1.159                --
                                                       2003      1.000          1.093                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/02).............................................  2006      1.474          1.738           103,905
                                                       2005      1.319          1.474            33,810
                                                       2004      1.187          1.319            20,425
                                                       2003      1.000          1.187                --

  American Funds Growth Subaccount (Class 2)
  (12/01)............................................  2006      1.440          1.554         1,002,424
                                                       2005      1.266          1.440           495,689
                                                       2004      1.149          1.266           102,273
                                                       2003      1.000          1.149                --

  American Funds Growth-Income Subaccount (Class 2)
  (12/01)............................................  2006      1.284          1.449           507,931
                                                       2005      1.239          1.284           278,103
                                                       2004      1.147          1.239           107,765
                                                       2003      1.000          1.147                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.551          1.532                --
                                                       2005      1.340          1.551               159
                                                       2004      1.145          1.340                --
                                                       2003      1.000          1.145                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.543          2.004                --
                                                       2005      1.470          1.543             1,987
                                                       2004      1.143          1.470                --
                                                       2003      1.000          1.143                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406                --
                                                       2005      1.201          1.295             2,632
                                                       2004      1.074          1.201                --
                                                       2003      1.000          1.074                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439                --
                                                       2005      1.199          1.293           118,685
                                                       2004      1.067          1.199                --
                                                       2003      1.000          1.067                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.031          1.193           525,841
                                                       2005      1.000          1.031           141,388

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/02)........................  2006      1.336          1.422            21,577
                                                       2005      1.302          1.336            21,578
                                                       2004      1.192          1.302            20,936
                                                       2003      1.000          1.192                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547                --
                                                       2005      1.232          1.334           156,547
                                                       2004      1.117          1.232            32,618
                                                       2003      1.000          1.117                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.924          2.414            97,572
                                                       2005      1.542          1.924            26,812
                                                       2004      1.263          1.542                --
                                                       2003      1.000          1.263                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.472          1.750           265,061
                                                       2005      1.364          1.472           111,621
                                                       2004      1.175          1.364            10,115
                                                       2003      1.000          1.175                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.406          1.678                --
                                                       2005      1.319          1.406           121,975
                                                       2004      1.161          1.319                --
                                                       2003      1.000          1.161                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (4/02).....................................  2006      1.478          1.639            35,115
                                                       2005      1.347          1.478            33,744
                                                       2004      1.142          1.347                --
                                                       2003      1.000          1.142                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502                --
                                                       2005      1.320          1.344            44,697
                                                       2004      1.173          1.320             4,856
                                                       2003      1.000          1.173                --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (9/02)..........  2006      1.090          1.258                --
                                                       2005      1.115          1.090                --
                                                       2004      1.101          1.115                --
                                                       2003      1.000          1.101                --

  LMPIS Premier Selections All Cap Growth Subaccount
  (4/02).............................................  2006      1.207          1.269                --
                                                       2005      1.160          1.207                --
                                                       2004      1.151          1.160                --
                                                       2003      1.000          1.151                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (6/02).............................................  2006      1.436          1.587             5,608
                                                       2005      1.397          1.436             2,459
                                                       2004      1.234          1.397                --
                                                       2003      1.000          1.234                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (12/01)........  2006      1.264          1.462                --
                                                       2005      1.241          1.264                --
                                                       2004      1.170          1.241                --
                                                       2003      1.000          1.170                --

  LMPVPI Investors Subaccount (Class I) (2/02).......  2006      1.293          1.498            10,724
                                                       2005      1.240          1.293             5,937
                                                       2004      1.147          1.240                --
                                                       2003      1.000          1.147                --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.432          1.581                --
                                                       2005      1.394          1.432                --
                                                       2004      1.236          1.394                --
                                                       2003      1.000          1.236                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (2/02).............  2006      1.218          1.369            97,027
                                                       2005      1.192          1.218            25,336
                                                       2004      1.119          1.192                --
                                                       2003      1.000          1.119                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Diversified Strategic Income Subaccount
  (3/02).............................................  2006      1.110          1.145            24,652
                                                       2005      1.105          1.110            24,652
                                                       2004      1.057          1.105            45,255
                                                       2003      1.000          1.057                --

  LMPVPII Equity Index Subaccount (Class II) (6/02)..  2006      1.245          1.403            58,180
                                                       2005      1.219          1.245            56,720
                                                       2004      1.130          1.219            54,008
                                                       2003      1.000          1.130                --

  LMPVPII Fundamental Value Subaccount (2/02)........  2006      1.271          1.453           154,105
                                                       2005      1.238          1.271            19,317
                                                       2004      1.169          1.238                --
                                                       2003      1.000          1.169                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.990          1.010            17,256
                                                       2005      0.988          0.990            12,201
                                                       2004      0.997          0.988                --
                                                       2003      1.000          0.997                --

  LMPVPIII Aggressive Growth Subaccount (12/01)......  2006      1.337          1.424           164,664
                                                       2005      1.223          1.337           101,312
                                                       2004      1.136          1.223            12,861
                                                       2003      1.000          1.136                --

  LMPVPIII High Income Subaccount (3/02).............  2006      1.197          1.301           209,321
                                                       2005      1.191          1.197           129,198
                                                       2004      1.101          1.191            58,956
                                                       2003      1.000          1.101                --

  LMPVPIII International All Cap Growth Subaccount
  (8/02).............................................  2006      1.482          1.826                --
                                                       2005      1.354          1.482                --
                                                       2004      1.173          1.354                --
                                                       2003      1.000          1.173                --

  LMPVPIII Large Cap Growth Subaccount (2/02)........  2006      1.183          1.212            35,857
                                                       2005      1.148          1.183             6,605
                                                       2004      1.169          1.148                --
                                                       2003      1.000          1.169                --

  LMPVPIII Large Cap Value Subaccount (2/02).........  2006      1.296          1.501                --
                                                       2005      1.242          1.296                --
                                                       2004      1.147          1.242                --
                                                       2003      1.000          1.147                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Mid Cap Core Subaccount (2/02)............  2006      1.328          1.494             6,459
                                                       2005      1.252          1.328             3,622
                                                       2004      1.158          1.252                --
                                                       2003      1.000          1.158                --

  LMPVPIII Money Market Subaccount (4/02)............  2006      0.989          1.013                --
                                                       2005      0.982          0.989                --
                                                       2004      0.994          0.982                --
                                                       2003      1.000          0.994                --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.215          1.352           460,035
                                                       2005      1.179          1.215           589,302
                                                       2004      1.129          1.179           241,112
                                                       2003      1.000          1.129                --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.143          1.237           144,862
                                                       2005      1.120          1.143           142,759
                                                       2004      1.089          1.120           102,335
                                                       2003      1.000          1.089                --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.284          1.449            35,168
                                                       2005      1.231          1.284            30,949
                                                       2004      1.140          1.231                --
                                                       2003      1.000          1.140                --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.189          1.308            71,356
                                                       2005      1.173          1.189            69,100
                                                       2004      1.122          1.173            23,773
                                                       2003      1.000          1.122                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.272          1.461            19,912
                                                       2005      1.258          1.272             5,316
                                                       2004      1.140          1.258                --
                                                       2003      1.000          1.140                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.488          1.635           118,005
                                                       2005      1.404          1.488            87,302
                                                       2004      1.156          1.404            16,199
                                                       2003      1.000          1.156                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.438          1.518                --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.268          1.347                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.615          1.774            64,360

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.532          1.565             1,019

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.072           459,659

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.342          1.321                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.278          1.264                --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.256          1.384           113,435

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.216            34,117

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.348          1.445                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.089          1.142                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.116          1.153           468,443

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.025           249,125

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.348          1.312             7,142

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.017          1.052            36,305

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.256          1.287                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.283          1.296             7,020

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.308          1.337            45,657

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.046                --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.051                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.056            64,097

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.223          1.303           266,015

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.047           492,976

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.065                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.115          1.099           274,083
                                                       2005      1.115          1.115           185,851
                                                       2004      1.046          1.115            10,245
                                                       2003      1.000          1.046                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (2/02)......................................  2006      1.056          1.073           592,484
                                                       2005      1.052          1.056           470,959
                                                       2004      1.024          1.052             4,979
                                                       2003      1.000          1.024                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2006      1.246          1.355                --
                                                       2005      1.186          1.246                --
                                                       2004      1.126          1.186                --
                                                       2003      1.000          1.126                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/02).........................................  2006      1.475          1.845                --
                                                       2005      1.343          1.475                --
                                                       2004      1.180          1.343                --
                                                       2003      1.000          1.180                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/02).............................................  2006      1.601          1.839                --
                                                       2005      1.528          1.601                --
                                                       2004      1.236          1.528                --
                                                       2003      1.000          1.236                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/02).............................................  2006      1.262          1.342                --
                                                       2005      1.185          1.262                --
                                                       2004      1.136          1.185                --
                                                       2003      1.000          1.136                --

  Travelers Equity Income Subaccount (5/02)..........  2006      1.246          1.308                --
                                                       2005      1.218          1.246            45,518
                                                       2004      1.132          1.218                --
                                                       2003      1.000          1.132                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Large Cap Subaccount (6/02)..............  2006      1.247          1.283                --
                                                       2005      1.172          1.247             1,666
                                                       2004      1.123          1.172                --
                                                       2003      1.000          1.123                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.106          1.174                --
                                                       2005      1.000          1.106                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.017          1.020                --
                                                       2005      1.007          1.017                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.051          1.087                --
                                                       2005      1.008          1.051                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129                --
                                                       2005      1.000          1.084                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.047                --
                                                       2005      1.000          1.028                --

  Travelers Managed Income Subaccount (3/02).........  2006      1.029          1.017                --
                                                       2005      1.036          1.029            27,974
                                                       2004      1.029          1.036            21,513
                                                       2003      1.000          1.029                --

  Travelers Mercury Large Cap Core Subaccount
  (8/02).............................................  2006      1.357          1.438                --
                                                       2005      1.236          1.357                --
                                                       2004      1.090          1.236                --
                                                       2003      1.000          1.090                --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.276          1.348                --
                                                       2005      1.264          1.276             6,041
                                                       2004      1.132          1.264                --
                                                       2003      1.000          1.132                --

  Travelers MFS Total Return Subaccount (2/02).......  2006      1.187          1.223                --
                                                       2005      1.177          1.187            96,384
                                                       2004      1.078          1.177             9,432
                                                       2003      1.000          1.078                --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.164          1.256                --
                                                       2005      1.117          1.164           125,223
                                                       2004      1.000          1.117                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.408          1.615                --
                                                       2005      1.313          1.408             3,713
                                                       2004      1.158          1.313                --
                                                       2003      1.000          1.158                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348                --
                                                       2005      1.226          1.273                --
                                                       2004      1.127          1.226                --
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.036          1.089                --
                                                       2005      1.036          1.036                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116                --
                                                       2005      1.091          1.107           119,462
                                                       2004      1.000          1.091                --

  Travelers Strategic Equity Subaccount (4/02).......  2006      1.204          1.254                --
                                                       2005      1.205          1.204                --
                                                       2004      1.116          1.205                --
                                                       2003      1.000          1.116                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.112          1.278                --
                                                       2005      1.026          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.212          1.256                --
                                                       2005      1.148          1.212                --
                                                       2004      1.128          1.148                --
                                                       2003      1.000          1.128                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (4/02)..........................................  2006      1.236          1.244                --
                                                       2005      1.169          1.236                --
                                                       2004      1.115          1.169                --
                                                       2003      1.000          1.115                --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (5/02)...  2006      1.474          1.611           441,668
                                                       2005      1.288          1.474           120,962
                                                       2004      1.141          1.288            21,572
                                                       2003      1.000          1.141                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.690          1.860            92,430
                                                       2005      1.462          1.690            45,068
                                                       2004      1.198          1.462                --
                                                       2003      1.000          1.198                --





                         SEPARATE ACCOUNT CHARGES 2.25%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.075                 --

  AIM V.I. Premier Equity Subaccount (Series I)
  (10/02)............................................  2006      1.258          1.319                 --
                                                       2005      1.218          1.258              7,238
                                                       2004      1.178          1.218              7,578
                                                       2003      0.963          1.178             10,027
                                                       2002      1.000          0.963                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (6/02)...................................  2006      1.380          1.440                 --
                                                       2005      1.349          1.380            863,304
                                                       2004      1.241          1.349            671,346
                                                       2003      0.960          1.241            324,534
                                                       2002      1.000          0.960                 --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/02)...................................  2006      1.360          1.321                 --
                                                       2005      1.211          1.360            551,459
                                                       2004      1.143          1.211            216,941
                                                       2003      0.948          1.143             66,077
                                                       2002      1.000          0.948                 --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/02).............................................  2006      1.612          1.898          5,865,325
                                                       2005      1.445          1.612          5,479,126
                                                       2004      1.302          1.445          3,301,874
                                                       2003      0.984          1.302            560,403
                                                       2002      1.000          0.984                 --

  American Funds Growth Subaccount (Class 2)
  (12/01)............................................  2006      1.606          1.730         14,897,001
                                                       2005      1.413          1.606         15,362,612
                                                       2004      1.285          1.413          9,273,858
                                                       2003      0.960          1.285          2,482,245
                                                       2002      1.000          0.960                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  American Funds Growth-Income Subaccount (Class 2)
  (12/01)............................................  2006      1.404          1.582         18,131,781
                                                       2005      1.357          1.404         18,636,981
                                                       2004      1.257          1.357         12,269,497
                                                       2003      0.971          1.257          2,985,394
                                                       2002      1.000          0.971                 --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.597          1.577                 --
                                                       2005      1.382          1.597            144,490
                                                       2004      1.183          1.382             85,167
                                                       2003      0.968          1.183             62,369
                                                       2002      1.000          0.968                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.773          2.300                 --
                                                       2005      1.692          1.773            621,716
                                                       2004      1.317          1.692            363,487
                                                       2003      1.005          1.317            141,660
                                                       2002      1.000          1.005                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                 --
                                                       2005      1.199          1.291            491,266
                                                       2004      1.073          1.199            200,346
                                                       2003      1.000          1.073                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                 --
                                                       2005      1.197          1.289            558,937
                                                       2004      1.067          1.197            213,448
                                                       2003      1.000          1.067                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.030          1.190          1,855,434
                                                       2005      1.000          1.030            473,972

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/02)........................  2006      1.452          1.543          1,284,037
                                                       2005      1.417          1.452          1,496,822
                                                       2004      1.300          1.417          1,111,279
                                                       2003      0.969          1.300            297,552
                                                       2002      1.000          0.969                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.448          1.676                 --
                                                       2005      1.340          1.448          3,992,826
                                                       2004      1.217          1.340          2,095,459
                                                       2003      0.994          1.217            723,595
                                                       2002      1.000          0.994                 --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.188          2.740          1,654,953
                                                       2005      1.756          2.188          1,505,095
                                                       2004      1.440          1.756            466,250
                                                       2003      1.000          1.440             91,391

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.596          1.895          4,708,415
                                                       2005      1.481          1.596          4,568,600
                                                       2004      1.278          1.481          2,330,211
                                                       2003      0.989          1.278            519,279
                                                       2002      1.000          0.989                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.524          1.815                 --
                                                       2005      1.431          1.524          2,064,621
                                                       2004      1.262          1.431            594,562
                                                       2003      0.976          1.262            206,659
                                                       2002      1.000          0.976                 --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (4/02).....................................  2006      1.671          1.851             72,150
                                                       2005      1.525          1.671             71,823
                                                       2004      1.295          1.525             17,001
                                                       2003      0.983          1.295              9,106
                                                       2002      1.000          0.983                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.517          1.693                 --
                                                       2005      1.492          1.517            896,870
                                                       2004      1.328          1.492            512,682
                                                       2003      1.000          1.328             58,521

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (9/02)..........  2006      1.147          1.323            646,905
                                                       2005      1.175          1.147            663,758
                                                       2004      1.163          1.175            499,442
                                                       2003      0.963          1.163            171,776
                                                       2002      1.000          0.963                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPIS Premier Selections All Cap Growth Subaccount
  (4/02).............................................  2006      1.318          1.383            129,733
                                                       2005      1.268          1.318             64,976
                                                       2004      1.260          1.268             30,641
                                                       2003      0.960          1.260             15,353
                                                       2002      1.000          0.960                 --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (6/02).............................................  2006      1.568          1.731            465,300
                                                       2005      1.529          1.568            449,352
                                                       2004      1.353          1.529            361,221
                                                       2003      0.974          1.353            162,355
                                                       2002      1.000          0.974                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (12/01)........  2006      1.406          1.624          2,877,618
                                                       2005      1.382          1.406          3,274,732
                                                       2004      1.305          1.382          2,835,223
                                                       2003      0.960          1.305          1,303,133
                                                       2002      1.000          0.960                 --

  LMPVPI Investors Subaccount (Class I) (2/02).......  2006      1.394          1.612          1,610,692
                                                       2005      1.338          1.394          1,852,362
                                                       2004      1.240          1.338          1,547,557
                                                       2003      0.958          1.240            657,293
                                                       2002      1.000          0.958                 --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.630          1.797            707,497
                                                       2005      1.589          1.630            758,509
                                                       2004      1.412          1.589            681,109
                                                       2003      0.970          1.412            195,339
                                                       2002      1.000          0.970                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (2/02).............  2006      1.290          1.448          4,321,712
                                                       2005      1.265          1.290          5,012,226
                                                       2004      1.190          1.265          4,141,171
                                                       2003      0.977          1.190          1,561,246
                                                       2002      1.000          0.977                 --

  LMPVPII Diversified Strategic Income Subaccount
  (3/02).............................................  2006      1.155          1.190          2,807,755
                                                       2005      1.152          1.155          3,581,641
                                                       2004      1.103          1.152          2,920,201
                                                       2003      1.010          1.103            887,819
                                                       2002      1.000          1.010                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Equity Index Subaccount (Class II) (6/02)..  2006      1.327          1.493          2,451,798
                                                       2005      1.302          1.327          2,839,502
                                                       2004      1.208          1.302          2,252,137
                                                       2003      0.967          1.208          1,148,700
                                                       2002      1.000          0.967                 --

  LMPVPII Fundamental Value Subaccount (2/02)........  2006      1.419          1.621          8,782,807
                                                       2005      1.385          1.419          9,239,878
                                                       2004      1.309          1.385          8,216,033
                                                       2003      0.966          1.309          2,834,488
                                                       2002      1.000          0.966                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.987          1.005          2,330,493
                                                       2005      0.986          0.987          2,390,703
                                                       2004      0.997          0.986          1,892,813
                                                       2003      1.000          0.997             14,435

  LMPVPIII Aggressive Growth Subaccount (12/01)......  2006      1.467          1.561         10,359,253
                                                       2005      1.344          1.467         11,136,013
                                                       2004      1.250          1.344          8,924,780
                                                       2003      0.951          1.250          2,994,791
                                                       2002      1.000          0.951                 --

  LMPVPIII High Income Subaccount (3/02).............  2006      1.361          1.476          4,201,814
                                                       2005      1.356          1.361          5,049,829
                                                       2004      1.256          1.356          3,993,608
                                                       2003      1.007          1.256          1,647,756
                                                       2002      1.000          1.007                 --

  LMPVPIII International All Cap Growth Subaccount
  (8/02).............................................  2006      1.546          1.903             26,594
                                                       2005      1.416          1.546             26,594
                                                       2004      1.228          1.416             20,659
                                                       2003      0.986          1.228             16,617
                                                       2002      1.000          0.986                 --

  LMPVPIII Large Cap Growth Subaccount (2/02)........  2006      1.378          1.409          3,160,788
                                                       2005      1.339          1.378          3,424,059
                                                       2004      1.365          1.339          3,125,256
                                                       2003      0.946          1.365          1,176,777
                                                       2002      1.000          0.946                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Large Cap Value Subaccount (2/02).........  2006      1.362          1.575             23,078
                                                       2005      1.308          1.362             57,391
                                                       2004      1.209          1.308             58,386
                                                       2003      0.969          1.209             36,575
                                                       2002      1.000          0.969                 --

  LMPVPIII Mid Cap Core Subaccount (2/02)............  2006      1.417          1.591          1,737,713
                                                       2005      1.338          1.417          1,933,083
                                                       2004      1.239          1.338          1,628,496
                                                       2003      0.977          1.239            733,971
                                                       2002      1.000          0.977                 --

  LMPVPIII Money Market Subaccount (4/02)............  2006      0.975          0.998          3,098,109
                                                       2005      0.970          0.975          3,019,588
                                                       2004      0.984          0.970          2,251,784
                                                       2003      0.999          0.984            888,448
                                                       2002      1.000          0.999                 --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.337          1.485         19,863,305
                                                       2005      1.299          1.337         21,918,724
                                                       2004      1.245          1.299         14,950,399
                                                       2003      0.969          1.245          3,309,858
                                                       2002      1.000          0.969                 --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.222          1.320         17,342,699
                                                       2005      1.199          1.222         19,350,145
                                                       2004      1.168          1.199         13,207,492
                                                       2003      0.979          1.168          2,672,484
                                                       2002      1.000          0.979                 --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.390          1.566          4,543,622
                                                       2005      1.335          1.390          4,997,367
                                                       2004      1.238          1.335          2,387,094
                                                       2003      0.962          1.238            490,264
                                                       2002      1.000          0.962                 --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.282          1.407          2,777,247
                                                       2005      1.266          1.282          3,120,861
                                                       2004      1.213          1.266          1,741,885
                                                       2003      0.961          1.213            576,357
                                                       2002      1.000          0.961                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.376          1.578          2,148,289
                                                       2005      1.363          1.376          2,139,915
                                                       2004      1.237          1.363          1,226,122
                                                       2003      1.000          1.237            154,434

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.608          1.764          2,597,442
                                                       2005      1.519          1.608          2,921,421
                                                       2004      1.252          1.519          1,430,939
                                                       2003      1.000          1.252            131,586

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.516          1.599            288,998

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.266          1.344             56,705

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.749          1.919          1,285,532

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.577          1.610            167,521

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.071          6,479,999

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.067             53,483

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.438          1.414            530,563

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.276          1.261             20,057

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.252          1.378            940,120

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.215          1,328,851

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.443          1.544            413,816

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.088          1.140                 --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.113          1.148          3,470,815

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024          2,422,847

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.549          1.506            636,005

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.059          1.095          4,842,617

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.316          1.347            118,219

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.341          1.353          1,120,739

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.414          1.445          3,166,062

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.056                553

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.038            408,562

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.045            229,794

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.050            164,786

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.055            214,580

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.269          1.351         11,196,229

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046          4,363,967

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.064            747,985

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.108          1.091          4,183,557
                                                       2005      1.110          1.108          4,183,574
                                                       2004      1.042          1.110          2,075,669
                                                       2003      1.000          1.042            364,430

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (2/02)......................................  2006      1.067          1.084         15,751,561
                                                       2005      1.066          1.067         16,295,872
                                                       2004      1.039          1.066         11,030,522
                                                       2003      1.012          1.039          4,444,217
                                                       2002      1.000          1.012                 --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2006      1.364          1.481                 --
                                                       2005      1.301          1.364                 --
                                                       2004      1.237          1.301                 --
                                                       2003      0.958          1.237                 --
                                                       2002      1.000          0.958                 --

  Putnam VT International Equity Subaccount (Class
  IB) (5/02).........................................  2006      1.557          1.945            502,297
                                                       2005      1.420          1.557            503,884
                                                       2004      1.249          1.420            507,731
                                                       2003      0.994          1.249            378,045
                                                       2002      1.000          0.994                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/02).............................................  2006      1.846          2.117          1,084,311
                                                       2005      1.764          1.846          1,127,527
                                                       2004      1.429          1.764            802,610
                                                       2003      0.977          1.429            446,380
                                                       2002      1.000          0.977                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/02).............................................  2006      1.353          1.438                 --
                                                       2005      1.273          1.353            533,485
                                                       2004      1.222          1.273            433,213
                                                       2003      0.967          1.222            173,834
                                                       2002      1.000          0.967                 --

  Travelers Equity Income Subaccount (5/02)..........  2006      1.349          1.414                 --
                                                       2005      1.320          1.349          3,470,760
                                                       2004      1.229          1.320          2,356,302
                                                       2003      0.958          1.229            933,491
                                                       2002      1.000          0.958                 --

  Travelers Large Cap Subaccount (6/02)..............  2006      1.304          1.341                 --
                                                       2005      1.227          1.304            761,388
                                                       2004      1.178          1.227            638,667
                                                       2003      0.966          1.178            246,621
                                                       2002      1.000          0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.173                 --
                                                       2005      1.000          1.105                474

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.017          1.018                 --
                                                       2005      1.007          1.017                 --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.050          1.086                 --
                                                       2005      1.008          1.050            113,761

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127                 --
                                                       2005      1.000          1.083            238,769

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.045                 --
                                                       2005      1.000          1.028              8,861

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Income Subaccount (3/02).........  2006      1.072          1.059                 --
                                                       2005      1.081          1.072          5,358,347
                                                       2004      1.075          1.081          4,415,032
                                                       2003      1.014          1.075          1,389,623
                                                       2002      1.000          1.014                 --

  Travelers Mercury Large Cap Core Subaccount
  (8/02).............................................  2006      1.431          1.516                 --
                                                       2005      1.306          1.431            360,257
                                                       2004      1.153          1.306            236,555
                                                       2003      0.973          1.153            123,529
                                                       2002      1.000          0.973                 --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.467          1.549                 --
                                                       2005      1.456          1.467            662,001
                                                       2004      1.305          1.456            183,666
                                                       2003      0.974          1.305            138,108
                                                       2002      1.000          0.974                 --

  Travelers MFS Total Return Subaccount (2/02).......  2006      1.232          1.269                 --
                                                       2005      1.224          1.232         12,161,644
                                                       2004      1.123          1.224          8,449,630
                                                       2003      0.986          1.123          3,040,252
                                                       2002      1.000          0.986                 --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.162          1.252                 --
                                                       2005      1.116          1.162            692,556
                                                       2004      1.000          1.116            152,817

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.526          1.749                 --
                                                       2005      1.425          1.526          1,407,512
                                                       2004      1.259          1.425            820,537
                                                       2003      1.001          1.259             85,856
                                                       2002      1.000          1.001                 --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.363          1.443                 --
                                                       2005      1.315          1.363            524,811
                                                       2004      1.210          1.315            202,670
                                                       2003      1.000          1.210              4,367

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.036          1.088                 --
                                                       2005      1.036          1.036                 --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113                 --
                                                       2005      1.089          1.104          3,120,622
                                                       2004      1.000          1.089            438,335

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Strategic Equity Subaccount (4/02).......  2006      1.351          1.407                 --
                                                       2005      1.354          1.351            459,855
                                                       2004      1.256          1.354            421,151
                                                       2003      0.969          1.256            331,406
                                                       2002      1.000          0.969                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.111          1.276                 --
                                                       2005      1.026          1.111              8,175

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266                 --
                                                       2005      1.000          1.106                 --

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.270          1.316                 --
                                                       2005      1.205          1.270            242,757
                                                       2004      1.186          1.205            112,094
                                                       2003      0.966          1.186            157,881
                                                       2002      1.000          0.966                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (4/02)..........................................  2006      1.319          1.327            162,826
                                                       2005      1.250          1.319            148,862
                                                       2004      1.195          1.250            104,386
                                                       2003      0.959          1.195             55,188
                                                       2002      1.000          0.959                 --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (5/02)...  2006      1.603          1.749          6,450,192
                                                       2005      1.403          1.603          6,370,669
                                                       2004      1.244          1.403          3,260,531
                                                       2003      0.991          1.244          1,112,778
                                                       2002      1.000          0.991                 --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.875          2.061          4,235,804
                                                       2005      1.625          1.875          4,190,757
                                                       2004      1.333          1.625          2,561,023
                                                       2003      0.986          1.333            731,326
                                                       2002      1.000          0.986                 --




                         SEPARATE ACCOUNT CHARGES 2.30%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.075               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  AIM V.I. Premier Equity Subaccount (Series I)
  (10/02)............................................  2006      1.039          1.089               --
                                                       2005      1.000          1.039               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (6/02)...................................  2006      1.008          1.051               --
                                                       2005      1.000          1.008               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/02)...................................  2006      1.155          1.121               --
                                                       2005      1.000          1.155               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/02).............................................  2006      1.116          1.314               --
                                                       2005      1.000          1.116               --

  American Funds Growth Subaccount (Class 2)
  (12/01)............................................  2006      1.143          1.231           11,675
                                                       2005      1.000          1.143            7,957

  American Funds Growth-Income Subaccount (Class 2)
  (12/01)............................................  2006      1.039          1.169               --
                                                       2005      1.000          1.039               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.165          1.150               --
                                                       2005      1.000          1.165               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.083          1.404               --
                                                       2005      1.000          1.083               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.076          1.168               --
                                                       2005      1.000          1.076               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.102          1.226               --
                                                       2005      1.000          1.102               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.029          1.189           12,572
                                                       2005      1.000          1.029            8,420

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/02)........................  2006      1.051          1.116               --
                                                       2005      1.000          1.051               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.079          1.248               --
                                                       2005      1.000          1.079            8,302

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.207          1.511               --
                                                       2005      1.000          1.207               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.071          1.271               --
                                                       2005      1.000          1.071               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.061          1.263               --
                                                       2005      1.000          1.061               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (4/02).....................................  2006      1.103          1.221               --
                                                       2005      1.000          1.103               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.028          1.147               --
                                                       2005      1.000          1.028               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (9/02)..........  2006      0.978          1.127               --
                                                       2005      1.000          0.978               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (4/02).............................................  2006      1.042          1.093               --
                                                       2005      1.000          1.042               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (6/02).............................................  2006      1.074          1.185               --
                                                       2005      1.000          1.074               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (12/01)........  2006      1.033          1.192               --
                                                       2005      1.000          1.033               --

  LMPVPI Investors Subaccount (Class I) (2/02).......  2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.074          1.183               --
                                                       2005      1.000          1.074               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (2/02).............  2006      1.013          1.136               --
                                                       2005      1.000          1.013               --

  LMPVPII Diversified Strategic Income Subaccount
  (3/02).............................................  2006      0.994          1.024               --
                                                       2005      1.000          0.994               --

  LMPVPII Equity Index Subaccount (Class II) (6/02)..  2006      1.025          1.153               --
                                                       2005      1.000          1.025               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Fundamental Value Subaccount (2/02)........  2006      1.038          1.185               --
                                                       2005      1.000          1.038               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      1.000          1.018               --
                                                       2005      1.000          1.000               --

  LMPVPIII Aggressive Growth Subaccount (12/01)......  2006      1.107          1.177               --
                                                       2005      1.000          1.107               --

  LMPVPIII High Income Subaccount (3/02).............  2006      0.996          1.081               --
                                                       2005      1.000          0.996               --

  LMPVPIII International All Cap Growth Subaccount
  (8/02).............................................  2006      1.086          1.336               --
                                                       2005      1.000          1.086               --

  LMPVPIII Large Cap Growth Subaccount (2/02)........  2006      1.054          1.077               --
                                                       2005      1.000          1.054               --

  LMPVPIII Large Cap Value Subaccount (2/02).........  2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

  LMPVPIII Mid Cap Core Subaccount (2/02)............  2006      1.068          1.199               --
                                                       2005      1.000          1.068               --

  LMPVPIII Money Market Subaccount (4/02)............  2006      1.005          1.028               --
                                                       2005      1.000          1.005               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.042          1.157               --
                                                       2005      1.000          1.042               --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.028          1.110          459,689
                                                       2005      1.000          1.028          142,365

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.052          1.185          303,869
                                                       2005      1.000          1.052           97,903

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.017          1.116               --
                                                       2005      1.000          1.017               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.023          1.173               --
                                                       2005      1.000          1.023               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.073          1.176               --
                                                       2005      1.000          1.073               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.153          1.215               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.266          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.223          1.341               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.150          1.174               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.071           14,114

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.146          1.127               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.275          1.260               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.115          1.226               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.214               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.104          1.182               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.087          1.139               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.013          1.044               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.103          1.072               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      0.976          1.008               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.108          1.134               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.104          1.114               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.077          1.100               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.044               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.054               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.038          1.104               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.064               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      0.989          0.973               --
                                                       2005      1.000          0.989               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (2/02)......................................  2006      0.998          1.012           19,653
                                                       2005      1.000          0.998           13,117

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2006      1.066          1.157               --
                                                       2005      1.000          1.066               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/02).........................................  2006      1.095          1.367               --
                                                       2005      1.000          1.095               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/02).............................................  2006      1.053          1.207               --
                                                       2005      1.000          1.053               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/02).............................................  2006      1.079          1.146               --
                                                       2005      1.000          1.079               --

  Travelers Equity Income Subaccount (5/02)..........  2006      1.028          1.077               --
                                                       2005      1.000          1.028               --

  Travelers Large Cap Subaccount (6/02)..............  2006      1.074          1.104               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.172               --
                                                       2005      1.000          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.016          1.018               --
                                                       2005      1.006          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.050          1.085               --
                                                       2005      1.007          1.050               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127               --
                                                       2005      1.000          1.083               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045               --
                                                       2005      1.000          1.027               --

  Travelers Managed Income Subaccount (3/02).........  2006      0.987          0.976               --
                                                       2005      1.000          0.987               --

  Travelers Mercury Large Cap Core Subaccount
  (8/02).............................................  2006      1.089          1.153               --
                                                       2005      1.000          1.089               --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.045          1.103               --
                                                       2005      1.000          1.045               --

  Travelers MFS Total Return Subaccount (2/02).......  2006      1.008          1.038               --
                                                       2005      1.000          1.008               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.034          1.115               --
                                                       2005      1.000          1.034               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.067          1.223               --
                                                       2005      1.000          1.067               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.043          1.104               --
                                                       2005      1.000          1.043               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.035          1.087               --
                                                       2005      1.036          1.035               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.005          1.013               --
                                                       2005      1.000          1.005               --

  Travelers Strategic Equity Subaccount (4/02).......  2006      1.042          1.085               --
                                                       2005      1.000          1.042               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.110          1.275               --
                                                       2005      1.026          1.110               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266               --
                                                       2005      1.000          1.106               --

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.070          1.108               --
                                                       2005      1.000          1.070               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (4/02)..........................................  2006      1.073          1.079               --
                                                       2005      1.000          1.073               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (5/02)...  2006      1.132          1.234               --
                                                       2005      1.000          1.132               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.138          1.250               --
                                                       2005      1.000          1.138               --





                         SEPARATE ACCOUNT CHARGES 2.35%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.074                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (10/02)............................................  2006      1.184          1.241                --
                                                       2005      1.148          1.184                --
                                                       2004      1.111          1.148                --
                                                       2003      1.000          1.111                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (6/02)...................................  2006      1.242          1.295                --
                                                       2005      1.215          1.242           111,636
                                                       2004      1.119          1.215                --
                                                       2003      1.000          1.119                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/02)...................................  2006      1.296          1.258                --
                                                       2005      1.155          1.296            26,995
                                                       2004      1.092          1.155                --
                                                       2003      1.000          1.092                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/02).............................................  2006      1.465          1.724         1,666,157
                                                       2005      1.315          1.465         1,016,509
                                                       2004      1.186          1.315            12,546
                                                       2003      1.000          1.186                --

  American Funds Growth Subaccount (Class 2)
  (12/01)............................................  2006      1.432          1.541         5,630,680
                                                       2005      1.261          1.432         3,527,301
                                                       2004      1.148          1.261           176,039
                                                       2003      1.000          1.148                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  American Funds Growth-Income Subaccount (Class 2)
  (12/01)............................................  2006      1.277          1.437         5,169,568
                                                       2005      1.235          1.277         3,353,279
                                                       2004      1.145          1.235           116,974
                                                       2003      1.000          1.145                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.541          1.522                --
                                                       2005      1.335          1.541            68,905
                                                       2004      1.143          1.335                --
                                                       2003      1.000          1.143                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.534          1.987                --
                                                       2005      1.465          1.534           178,945
                                                       2004      1.142          1.465                --
                                                       2003      1.000          1.142                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398                --
                                                       2005      1.197          1.289           105,878
                                                       2004      1.073          1.197             2,361
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430                --
                                                       2005      1.195          1.286           364,009
                                                       2004      1.066          1.195             4,323
                                                       2003      1.000          1.066                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.029          1.188         3,115,165
                                                       2005      1.000          1.029         1,574,335

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/02)........................  2006      1.328          1.410            66,994
                                                       2005      1.297          1.328            35,814
                                                       2004      1.191          1.297             7,965
                                                       2003      1.000          1.191                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.326          1.534                --
                                                       2005      1.228          1.326         1,018,600
                                                       2004      1.116          1.228             8,874
                                                       2003      1.000          1.116                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.913          2.393         1,165,243
                                                       2005      1.537          1.913           605,698
                                                       2004      1.261          1.537                --
                                                       2003      1.000          1.261                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.463          1.736         1,664,516
                                                       2005      1.359          1.463           831,353
                                                       2004      1.174          1.359                --
                                                       2003      1.000          1.174                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.398          1.663                --
                                                       2005      1.315          1.398           740,845
                                                       2004      1.160          1.315            13,918
                                                       2003      1.000          1.160                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (4/02).....................................  2006      1.469          1.626            15,653
                                                       2005      1.342          1.469            13,248
                                                       2004      1.140          1.342                --
                                                       2003      1.000          1.140                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.336          1.490                --
                                                       2005      1.315          1.336           212,912
                                                       2004      1.172          1.315                --
                                                       2003      1.000          1.172                --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (9/02)..........  2006      1.083          1.248            59,250
                                                       2005      1.111          1.083            59,581
                                                       2004      1.100          1.111                --
                                                       2003      1.000          1.100                --

  LMPIS Premier Selections All Cap Growth Subaccount
  (4/02).............................................  2006      1.200          1.258                --
                                                       2005      1.156          1.200                --
                                                       2004      1.150          1.156                --
                                                       2003      1.000          1.150                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (6/02).............................................  2006      1.427          1.574           113,559
                                                       2005      1.393          1.427            93,979
                                                       2004      1.233          1.393                --
                                                       2003      1.000          1.233                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (12/01)........  2006      1.257          1.450                --
                                                       2005      1.236          1.257                --
                                                       2004      1.169          1.236                --
                                                       2003      1.000          1.169                --

  LMPVPI Investors Subaccount (Class I) (2/02).......  2006      1.285          1.485            61,338
                                                       2005      1.235          1.285            45,577
                                                       2004      1.146          1.235                --
                                                       2003      1.000          1.146                --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.423          1.568            16,353
                                                       2005      1.389          1.423            24,636
                                                       2004      1.235          1.389             4,834
                                                       2003      1.000          1.235                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (2/02).............  2006      1.211          1.358           803,043
                                                       2005      1.188          1.211           713,566
                                                       2004      1.118          1.188            76,543
                                                       2003      1.000          1.118                --

  LMPVPII Diversified Strategic Income Subaccount
  (3/02).............................................  2006      1.103          1.136            66,409
                                                       2005      1.101          1.103            64,928
                                                       2004      1.056          1.101            19,932
                                                       2003      1.000          1.056                --

  LMPVPII Equity Index Subaccount (Class II) (6/02)..  2006      1.237          1.392           771,088
                                                       2005      1.215          1.237           779,368
                                                       2004      1.129          1.215            76,132
                                                       2003      1.000          1.129                --

  LMPVPII Fundamental Value Subaccount (2/02)........  2006      1.263          1.441           806,411
                                                       2005      1.234          1.263           585,496
                                                       2004      1.167          1.234            44,212
                                                       2003      1.000          1.167                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.985          1.001           625,082
                                                       2005      0.985          0.985           488,307
                                                       2004      0.997          0.985           103,512
                                                       2003      1.000          0.997                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Aggressive Growth Subaccount (12/01)......  2006      1.329          1.412         1,717,595
                                                       2005      1.219          1.329           999,469
                                                       2004      1.135          1.219           115,318
                                                       2003      1.000          1.135                --

  LMPVPIII High Income Subaccount (3/02).............  2006      1.190          1.290         1,263,399
                                                       2005      1.187          1.190           843,903
                                                       2004      1.100          1.187            71,552
                                                       2003      1.000          1.100                --

  LMPVPIII International All Cap Growth Subaccount
  (8/02).............................................  2006      1.473          1.811                --
                                                       2005      1.350          1.473                --
                                                       2004      1.172          1.350                --
                                                       2003      1.000          1.172                --

  LMPVPIII Large Cap Growth Subaccount (2/02)........  2006      1.176          1.202           421,840
                                                       2005      1.144          1.176           409,917
                                                       2004      1.167          1.144                --
                                                       2003      1.000          1.167                --

  LMPVPIII Large Cap Value Subaccount (2/02).........  2006      1.288          1.488                --
                                                       2005      1.238          1.288                --
                                                       2004      1.146          1.238                --
                                                       2003      1.000          1.146                --

  LMPVPIII Mid Cap Core Subaccount (2/02)............  2006      1.321          1.481           511,464
                                                       2005      1.248          1.321           621,784
                                                       2004      1.157          1.248           250,879
                                                       2003      1.000          1.157                --

  LMPVPIII Money Market Subaccount (4/02)............  2006      0.983          1.004           266,863
                                                       2005      0.978          0.983            42,742
                                                       2004      0.993          0.978           131,110
                                                       2003      1.000          0.993                --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.208          1.340         3,329,829
                                                       2005      1.174          1.208         2,300,292
                                                       2004      1.128          1.174            33,414
                                                       2003      1.000          1.128                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.136          1.227         6,727,026
                                                       2005      1.116          1.136         4,734,449
                                                       2004      1.088          1.116           405,533
                                                       2003      1.000          1.088                --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.276          1.436         2,605,918
                                                       2005      1.226          1.276         1,206,797
                                                       2004      1.139          1.226            15,706
                                                       2003      1.000          1.139                --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.182          1.297           607,583
                                                       2005      1.169          1.182           536,248
                                                       2004      1.121          1.169            26,484
                                                       2003      1.000          1.121                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.264          1.448           433,634
                                                       2005      1.253          1.264           394,021
                                                       2004      1.139          1.253            23,251
                                                       2003      1.000          1.139                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.479          1.621           877,639
                                                       2005      1.399          1.479           780,376
                                                       2004      1.155          1.399            29,210
                                                       2003      1.000          1.155                --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.428          1.505            13,156

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.265          1.342            50,885

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.604          1.759           501,775

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.522          1.552            88,498

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.070         2,451,953

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.067                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.333          1.310            67,191

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.275          1.259            26,785

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.250          1.374           575,613

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.214           756,100

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.339          1.433           184,963

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.087          1.138            14,204

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.111          1.145         1,395,968

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024         1,096,829

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.339          1.301            52,352

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.010          1.043           907,859

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.247          1.276            18,513

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.274          1.285           187,688

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.299          1.326           708,097

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.055           363,846

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.037            31,936

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.044           116,217

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.049           507,430

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.054           359,886

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.215          1.292         1,548,544

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046         1,959,165

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.063            28,624

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.108          1.090         1,230,469
                                                       2005      1.111          1.108           971,586
                                                       2004      1.045          1.111            87,192
                                                       2003      1.000          1.045                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (2/02)......................................  2006      1.049          1.064         3,118,644
                                                       2005      1.048          1.049         2,187,620
                                                       2004      1.023          1.048            92,831
                                                       2003      1.000          1.023                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2006      1.238          1.343                --
                                                       2005      1.182          1.238                --
                                                       2004      1.125          1.182                --
                                                       2003      1.000          1.125                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/02).........................................  2006      1.467          1.830                --
                                                       2005      1.338          1.467                --
                                                       2004      1.179          1.338                --
                                                       2003      1.000          1.179                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/02).............................................  2006      1.592          1.824           252,629
                                                       2005      1.523          1.592           237,163
                                                       2004      1.235          1.523                --
                                                       2003      1.000          1.235                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/02).............................................  2006      1.255          1.333                --
                                                       2005      1.181          1.255            49,939
                                                       2004      1.135          1.181             9,847
                                                       2003      1.000          1.135                --

  Travelers Equity Income Subaccount (5/02)..........  2006      1.239          1.299                --
                                                       2005      1.214          1.239           623,080
                                                       2004      1.131          1.214            38,632
                                                       2003      1.000          1.131                --

  Travelers Large Cap Subaccount (6/02)..............  2006      1.240          1.274                --
                                                       2005      1.168          1.240            60,974
                                                       2004      1.122          1.168                --
                                                       2003      1.000          1.122                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.171                --
                                                       2005      1.000          1.104           295,809

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.016          1.017                --
                                                       2005      1.006          1.016            31,450

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.050          1.085                --
                                                       2005      1.007          1.050           292,696

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.126                --
                                                       2005      1.000          1.083           132,397

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045                --
                                                       2005      1.000          1.027                --

  Travelers Managed Income Subaccount (3/02).........  2006      1.023          1.010                --
                                                       2005      1.033          1.023           746,775
                                                       2004      1.028          1.033            53,765
                                                       2003      1.000          1.028                --

  Travelers Mercury Large Cap Core Subaccount
  (8/02).............................................  2006      1.349          1.428                --
                                                       2005      1.232          1.349            10,886
                                                       2004      1.088          1.232             6,671
                                                       2003      1.000          1.088                --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.269          1.339                --
                                                       2005      1.260          1.269            38,726
                                                       2004      1.131          1.260                --
                                                       2003      1.000          1.131                --

  Travelers MFS Total Return Subaccount (2/02).......  2006      1.180          1.215                --
                                                       2005      1.173          1.180         1,039,277
                                                       2004      1.077          1.173            63,089
                                                       2003      1.000          1.077                --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.160          1.250                --
                                                       2005      1.115          1.160           365,164
                                                       2004      1.000          1.115                --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.400          1.604                --
                                                       2005      1.308          1.400           248,371
                                                       2004      1.157          1.308             2,184
                                                       2003      1.000          1.157                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.265          1.339                --
                                                       2005      1.222          1.265           121,433
                                                       2004      1.126          1.222                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.035          1.087                --
                                                       2005      1.036          1.035             3,792

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111                --
                                                       2005      1.089          1.102           897,033
                                                       2004      1.000          1.089             8,613

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Strategic Equity Subaccount (4/02).......  2006      1.197          1.246                --
                                                       2005      1.201          1.197            26,075
                                                       2004      1.115          1.201                --
                                                       2003      1.000          1.115                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.110          1.275                --
                                                       2005      1.026          1.110            18,294

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.265                --
                                                       2005      1.000          1.106            23,495

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.205          1.247                --
                                                       2005      1.144          1.205             8,031
                                                       2004      1.127          1.144                --
                                                       2003      1.000          1.127                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (4/02)..........................................  2006      1.228          1.234             3,432
                                                       2005      1.165          1.228             3,556
                                                       2004      1.114          1.165                --
                                                       2003      1.000          1.114                --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (5/02)...  2006      1.466          1.598         3,204,130
                                                       2005      1.284          1.466         1,643,270
                                                       2004      1.140          1.284                --
                                                       2003      1.000          1.140                --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.680          1.844         1,729,473
                                                       2005      1.457          1.680           916,237
                                                       2004      1.197          1.457             7,282
                                                       2003      1.000          1.197                --





                         SEPARATE ACCOUNT CHARGES 2.45%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.074               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (10/02)............................................  2006      1.251          1.310               --
                                                       2005      1.213          1.251               --
                                                       2004      1.175          1.213               --
                                                       2003      0.963          1.175               --
                                                       2002      1.000          0.963               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (6/02)...................................  2006      1.372          1.430               --
                                                       2005      1.344          1.372            3,686
                                                       2004      1.238          1.344            3,990
                                                       2003      0.960          1.238               --
                                                       2002      1.000          0.960               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/02)...................................  2006      1.352          1.310               --
                                                       2005      1.206          1.352               --
                                                       2004      1.141          1.206               --
                                                       2003      0.947          1.141               --
                                                       2002      1.000          0.947               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/02).............................................  2006      1.602          1.882          143,905
                                                       2005      1.439          1.602          138,235
                                                       2004      1.299          1.439          117,326
                                                       2003      0.984          1.299           27,500
                                                       2002      1.000          0.984               --

  American Funds Growth Subaccount (Class 2)
  (12/01)............................................  2006      1.596          1.717          388,127
                                                       2005      1.408          1.596          400,790
                                                       2004      1.282          1.408          310,557
                                                       2003      0.960          1.282           18,290
                                                       2002      1.000          0.960               --

  American Funds Growth-Income Subaccount (Class 2)
  (12/01)............................................  2006      1.396          1.569          691,666
                                                       2005      1.352          1.396          698,656
                                                       2004      1.255          1.352          519,464
                                                       2003      0.971          1.255           98,877
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.588          1.567               --
                                                       2005      1.377          1.588               --
                                                       2004      1.180          1.377               --
                                                       2003      0.968          1.180               --
                                                       2002      1.000          0.968               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.763          2.281               --
                                                       2005      1.685          1.763           16,074
                                                       2004      1.314          1.685           15,026
                                                       2003      1.005          1.314               --
                                                       2002      1.000          1.005               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394               --
                                                       2005      1.196          1.286          121,502
                                                       2004      1.073          1.196           81,602
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426               --
                                                       2005      1.194          1.283           50,696
                                                       2004      1.066          1.194           23,600
                                                       2003      1.000          1.066               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.028          1.186               --
                                                       2005      1.000          1.028               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/02)........................  2006      1.443          1.530           33,135
                                                       2005      1.411          1.443           53,779
                                                       2004      1.297          1.411           76,355
                                                       2003      0.968          1.297            4,318
                                                       2002      1.000          0.968               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.440          1.663               --
                                                       2005      1.334          1.440          109,818
                                                       2004      1.214          1.334           66,367
                                                       2003      0.994          1.214               --
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.176          2.720           88,968
                                                       2005      1.750          2.176           77,549
                                                       2004      1.438          1.750           48,873
                                                       2003      1.000          1.438            3,951

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.586          1.880          324,994
                                                       2005      1.475          1.586          319,848
                                                       2004      1.275          1.475          261,521
                                                       2003      0.988          1.275           22,009
                                                       2002      1.000          0.988               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.514          1.800               --
                                                       2005      1.425          1.514           34,123
                                                       2004      1.259          1.425           18,185
                                                       2003      0.976          1.259               --
                                                       2002      1.000          0.976               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (4/02).....................................  2006      1.661          1.837           12,120
                                                       2005      1.519          1.661           12,120
                                                       2004      1.292          1.519            5,260
                                                       2003      0.983          1.292               --
                                                       2002      1.000          0.983               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.509          1.681               --
                                                       2005      1.487          1.509          117,932
                                                       2004      1.326          1.487          115,028
                                                       2003      1.000          1.326           16,913

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (9/02)..........  2006      1.140          1.312           19,003
                                                       2005      1.170          1.140           19,018
                                                       2004      1.160          1.170           29,127
                                                       2003      0.963          1.160               --
                                                       2002      1.000          0.963               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (4/02).............................................  2006      1.310          1.372               --
                                                       2005      1.262          1.310               --
                                                       2004      1.258          1.262               --
                                                       2003      0.960          1.258               --
                                                       2002      1.000          0.960               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (6/02).............................................  2006      1.559          1.717            2,820
                                                       2005      1.523          1.559            2,820
                                                       2004      1.350          1.523            2,820
                                                       2003      0.974          1.350               --
                                                       2002      1.000          0.974               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (12/01)........  2006      1.397          1.611           44,169
                                                       2005      1.376          1.397           44,222
                                                       2004      1.302          1.376           56,429
                                                       2003      0.960          1.302               --
                                                       2002      1.000          0.960               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Investors Subaccount (Class I) (2/02).......  2006      1.386          1.599            4,425
                                                       2005      1.333          1.386           19,317
                                                       2004      1.238          1.333           14,772
                                                       2003      0.958          1.238               --
                                                       2002      1.000          0.958               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.620          1.783            5,170
                                                       2005      1.583          1.620            5,170
                                                       2004      1.409          1.583           10,091
                                                       2003      0.969          1.409               --
                                                       2002      1.000          0.969               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (2/02).............  2006      1.283          1.437          205,400
                                                       2005      1.260          1.283          206,001
                                                       2004      1.187          1.260          169,184
                                                       2003      0.977          1.187            4,463
                                                       2002      1.000          0.977               --

  LMPVPII Diversified Strategic Income Subaccount
  (3/02).............................................  2006      1.148          1.181           48,764
                                                       2005      1.147          1.148           48,239
                                                       2004      1.101          1.147           21,561
                                                       2003      1.010          1.101               --
                                                       2002      1.000          1.010               --

  LMPVPII Equity Index Subaccount (Class II) (6/02)..  2006      1.319          1.481           56,277
                                                       2005      1.296          1.319           57,517
                                                       2004      1.205          1.296           56,683
                                                       2003      0.967          1.205            4,400
                                                       2002      1.000          0.967               --

  LMPVPII Fundamental Value Subaccount (2/02)........  2006      1.410          1.608          235,980
                                                       2005      1.379          1.410          222,410
                                                       2004      1.306          1.379          246,905
                                                       2003      0.965          1.306               --
                                                       2002      1.000          0.965               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.982          0.998           34,739
                                                       2005      0.983          0.982           71,556
                                                       2004      0.996          0.983           27,260
                                                       2003      1.000          0.996               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Aggressive Growth Subaccount (12/01)......  2006      1.459          1.549          188,482
                                                       2005      1.339          1.459          193,981
                                                       2004      1.248          1.339          199,978
                                                       2003      0.951          1.248               --
                                                       2002      1.000          0.951               --

  LMPVPIII High Income Subaccount (3/02).............  2006      1.352          1.465           27,848
                                                       2005      1.351          1.352           28,027
                                                       2004      1.253          1.351           24,080
                                                       2003      1.007          1.253           18,529
                                                       2002      1.000          1.007               --

  LMPVPIII International All Cap Growth Subaccount
  (8/02).............................................  2006      1.537          1.888               --
                                                       2005      1.410          1.537               --
                                                       2004      1.226          1.410               --
                                                       2003      0.985          1.226               --
                                                       2002      1.000          0.985               --

  LMPVPIII Large Cap Growth Subaccount (2/02)........  2006      1.370          1.398           46,849
                                                       2005      1.334          1.370           48,819
                                                       2004      1.362          1.334          147,968
                                                       2003      0.946          1.362               --
                                                       2002      1.000          0.946               --

  LMPVPIII Large Cap Value Subaccount (2/02).........  2006      1.354          1.562               --
                                                       2005      1.302          1.354               --
                                                       2004      1.206          1.302               --
                                                       2003      0.969          1.206               --
                                                       2002      1.000          0.969               --

  LMPVPIII Mid Cap Core Subaccount (2/02)............  2006      1.408          1.578           83,237
                                                       2005      1.332          1.408           76,617
                                                       2004      1.236          1.332          178,711
                                                       2003      0.976          1.236               --
                                                       2002      1.000          0.976               --

  LMPVPIII Money Market Subaccount (4/02)............  2006      0.969          0.990           93,590
                                                       2005      0.966          0.969           92,177
                                                       2004      0.982          0.966          138,012
                                                       2003      0.999          0.982               --
                                                       2002      1.000          0.999               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.328          1.473          762,755
                                                       2005      1.293          1.328          798,683
                                                       2004      1.243          1.293          766,304
                                                       2003      0.969          1.243          177,618
                                                       2002      1.000          0.969               --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.215          1.310          573,067
                                                       2005      1.194          1.215          685,244
                                                       2004      1.165          1.194          335,517
                                                       2003      0.979          1.165           22,380
                                                       2002      1.000          0.979               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.382          1.554          194,481
                                                       2005      1.329          1.382          189,170
                                                       2004      1.235          1.329          153,504
                                                       2003      0.962          1.235               --
                                                       2002      1.000          0.962               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.274          1.396           22,351
                                                       2005      1.261          1.274           29,628
                                                       2004      1.210          1.261           25,430
                                                       2003      0.961          1.210               --
                                                       2002      1.000          0.961               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.369          1.566           72,173
                                                       2005      1.358          1.369           72,341
                                                       2004      1.236          1.358           45,415
                                                       2003      1.000          1.236               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.599          1.751          130,057
                                                       2005      1.514          1.599          143,324
                                                       2004      1.251          1.514           85,876
                                                       2003      1.000          1.251           33,139

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.506          1.586           17,077

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.264          1.339              122

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.737          1.903           87,174

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.567          1.597               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.070          113,675

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.066               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.428          1.403           12,009

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.274          1.257               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.248          1.371           22,589

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.213           28,088

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.434          1.533           48,383

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.086          1.136               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.109          1.142           75,845

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.023          201,303

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.539          1.494           56,896

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.052          1.086           62,371

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.307          1.336               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.332          1.342               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.405          1.433           66,817

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.048               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.053               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.261          1.340          390,284

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.045          225,058

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.063               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.102          1.083           82,238
                                                       2005      1.106          1.102           90,023
                                                       2004      1.041          1.106           76,552
                                                       2003      1.000          1.041            4,873

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (2/02)......................................  2006      1.061          1.075          411,212
                                                       2005      1.061          1.061          438,654
                                                       2004      1.037          1.061          341,573
                                                       2003      1.012          1.037           37,287
                                                       2002      1.000          1.012               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2006      1.356          1.469               --
                                                       2005      1.295          1.356               --
                                                       2004      1.234          1.295               --
                                                       2003      0.958          1.234               --
                                                       2002      1.000          0.958               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/02).........................................  2006      1.548          1.929               --
                                                       2005      1.414          1.548               --
                                                       2004      1.247          1.414               --
                                                       2003      0.994          1.247               --
                                                       2002      1.000          0.994               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/02).............................................  2006      1.835          2.100               --
                                                       2005      1.756          1.835               --
                                                       2004      1.426          1.756               --
                                                       2003      0.977          1.426               --
                                                       2002      1.000          0.977               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/02).............................................  2006      1.345          1.428               --
                                                       2005      1.268          1.345           11,612
                                                       2004      1.220          1.268               --
                                                       2003      0.967          1.220               --
                                                       2002      1.000          0.967               --

  Travelers Equity Income Subaccount (5/02)..........  2006      1.341          1.405               --
                                                       2005      1.315          1.341           66,824
                                                       2004      1.226          1.315           50,384
                                                       2003      0.958          1.226            4,325
                                                       2002      1.000          0.958               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Large Cap Subaccount (6/02)..............  2006      1.296          1.332               --
                                                       2005      1.222          1.296               --
                                                       2004      1.176          1.222               --
                                                       2003      0.966          1.176               --
                                                       2002      1.000          0.966               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.170               --
                                                       2005      1.000          1.104               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.015          1.016               --
                                                       2005      1.006          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.049          1.084               --
                                                       2005      1.007          1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.125               --
                                                       2005      1.000          1.082               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.044               --
                                                       2005      1.000          1.027               --

  Travelers Managed Income Subaccount (3/02).........  2006      1.065          1.052               --
                                                       2005      1.077          1.065           62,950
                                                       2004      1.073          1.077           48,751
                                                       2003      1.014          1.073               --
                                                       2002      1.000          1.014               --

  Travelers Mercury Large Cap Core Subaccount
  (8/02).............................................  2006      1.422          1.506               --
                                                       2005      1.301          1.422            3,795
                                                       2004      1.150          1.301            3,795
                                                       2003      0.973          1.150               --
                                                       2002      1.000          0.973               --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.458          1.539               --
                                                       2005      1.450          1.458           58,156
                                                       2004      1.302          1.450           11,068
                                                       2003      0.974          1.302               --
                                                       2002      1.000          0.974               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers MFS Total Return Subaccount (2/02).......  2006      1.225          1.261               --
                                                       2005      1.219          1.225          446,074
                                                       2004      1.121          1.219          351,659
                                                       2003      0.986          1.121            4,696
                                                       2002      1.000          0.986               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.158          1.248               --
                                                       2005      1.114          1.158           23,589
                                                       2004      1.000          1.114            5,161

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.516          1.737               --
                                                       2005      1.419          1.516           70,701
                                                       2004      1.256          1.419           51,990
                                                       2003      1.001          1.256            4,334
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.355          1.434               --
                                                       2005      1.310          1.355           49,236
                                                       2004      1.208          1.310           50,441
                                                       2003      1.000          1.208               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.034          1.086               --
                                                       2005      1.035          1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109               --
                                                       2005      1.088          1.101           78,141
                                                       2004      1.000          1.088           67,513

  Travelers Strategic Equity Subaccount (4/02).......  2006      1.343          1.397               --
                                                       2005      1.348          1.343               --
                                                       2004      1.254          1.348               --
                                                       2003      0.969          1.254               --
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.109          1.274               --
                                                       2005      1.026          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264               --
                                                       2005      1.000          1.105               --

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.263          1.307               --
                                                       2005      1.200          1.263               --
                                                       2004      1.184          1.200               --
                                                       2003      0.966          1.184               --
                                                       2002      1.000          0.966               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (4/02)..........................................  2006      1.311          1.316               --
                                                       2005      1.245          1.311               --
                                                       2004      1.192          1.245               --
                                                       2003      0.959          1.192               --
                                                       2002      1.000          0.959               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (5/02)...  2006      1.594          1.735           92,099
                                                       2005      1.397          1.594           88,318
                                                       2004      1.242          1.397           82,528
                                                       2003      0.991          1.242               --
                                                       2002      1.000          0.991               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.864          2.044           92,492
                                                       2005      1.618          1.864           87,770
                                                       2004      1.330          1.618           55,163
                                                       2003      0.986          1.330               --
                                                       2002      1.000          0.986               --





* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.


Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.


If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Value Portfolio merged into Met Investors Series Trust-MFS Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the *mid-range* combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.077               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (10/02)............................................  2006      1.025          1.075               --
                                                       2005      0.991          1.025               --
                                                       2004      0.956          0.991               --
                                                       2003      0.780          0.956               --
                                                       2002      1.142          0.780               --
                                                       2001      1.000          1.142               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/02)...................................  2006      1.156          1.126               --
                                                       2005      1.028          1.156            2,023
                                                       2004      0.968          1.028               --
                                                       2003      0.801          0.968               --
                                                       2002      1.182          0.801               --
                                                       2001      1.000          1.182               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.635          1.929          108,164
                                                       2005      1.463          1.635           92,526
                                                       2004      1.316          1.463           45,727
                                                       2003      0.993          1.316               --
                                                       2002      1.187          0.993               --
                                                       2001      1.000          1.187               --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.540          1.663          354,787
                                                       2005      1.353          1.540          339,051
                                                       2004      1.227          1.353          224,757
                                                       2003      0.916          1.227           13,689
                                                       2002      1.237          0.916               --
                                                       2001      1.000          1.237               --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.330          1.501          210,901
                                                       2005      1.282          1.330          210,374
                                                       2004      1.186          1.282          141,724
                                                       2003      0.914          1.186           88,389
                                                       2002      1.143          0.914               --
                                                       2001      1.000          1.143               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.287          1.272               --
                                                       2005      1.111          1.287               --
                                                       2004      0.949          1.111               --
                                                       2003      0.775          0.949               --
                                                       2002      1.000          0.775               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2006      1.717          2.230               --
                                                       2005      1.370          1.717               --
                                                       2004      1.119          1.370               --
                                                       2003      0.799          1.119               --
                                                       2002      1.000          0.799               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.690          2.196               --
                                                       2005      1.609          1.690               --
                                                       2004      1.250          1.609               --
                                                       2003      0.952          1.250               --
                                                       2002      1.000          0.952               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2006      0.997          1.138               --
                                                       2005      0.975          0.997               --
                                                       2004      0.948          0.975               --
                                                       2003      0.798          0.948               --
                                                       2002      1.000          0.798               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2006      1.096          1.114               --
                                                       2005      1.057          1.096               --
                                                       2004      0.969          1.057               --
                                                       2003      0.751          0.969               --
                                                       2002      1.000          0.751               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408               --
                                                       2005      1.201          1.297               --
                                                       2004      1.074          1.201               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440               --
                                                       2005      1.199          1.294            6,383
                                                       2004      1.067          1.199            1,538
                                                       2003      1.000          1.067               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.233          1.430               --
                                                       2005      1.138          1.233          113,725
                                                       2004      1.031          1.138           62,851
                                                       2003      0.841          1.031               --
                                                       2002      1.000          0.841               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.199          2.760           33,315
                                                       2005      1.761          2.199           34,370
                                                       2004      1.442          1.761           27,878
                                                       2003      1.000          1.442            4,181

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.469          1.747          110,754
                                                       2005      1.361          1.469           98,761
                                                       2004      1.172          1.361           66,369
                                                       2003      0.904          1.172           10,166
                                                       2002      1.134          0.904               --
                                                       2001      1.000          1.134               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/02)...................................  2006      1.237          1.477               --
                                                       2005      1.160          1.237            5,511
                                                       2004      1.020          1.160            1,140
                                                       2003      0.788          1.020               --
                                                       2002      1.000          0.788               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.080               --
                                                       2005      1.065          1.057               --
                                                       2004      1.000          1.065               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.135          1.171               --
                                                       2005      1.076          1.135               --
                                                       2004      1.015          1.076               --
                                                       2003      0.911          1.015               --
                                                       2002      1.000          0.911               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2006      1.117          1.163               --
                                                       2005      1.015          1.117               --
                                                       2004      0.907          1.015               --
                                                       2003      0.733          0.907               --
                                                       2002      1.000          0.733               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2006      0.962          1.017               --
                                                       2005      0.880          0.962               --
                                                       2004      0.894          0.880               --
                                                       2003      0.623          0.894               --
                                                       2002      1.000          0.623               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02).....................................  2006      0.947          1.095               --
                                                       2005      0.916          0.947               --
                                                       2004      0.894          0.916               --
                                                       2003      0.738          0.894               --
                                                       2002      1.000          0.738               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.525          1.705               --
                                                       2005      1.497          1.525           11,493
                                                       2004      1.330          1.497           11,540
                                                       2003      1.000          1.330               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (12/01)........  2006      1.219          1.411           62,630
                                                       2005      1.196          1.219           30,618
                                                       2004      1.127          1.196            9,549
                                                       2003      0.827          1.127               --
                                                       2002      1.127          0.827               --
                                                       2001      1.000          1.127               --

  LMPVPI Investors Subaccount (Class I) (2/02).......  2006      1.250          1.448           17,601
                                                       2005      1.197          1.250           18,740
                                                       2004      1.107          1.197            9,435
                                                       2003      0.854          1.107               --
                                                       2002      1.133          0.854               --
                                                       2001      1.000          1.133               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2006      1.145          1.169               --
                                                       2005      1.111          1.145               --
                                                       2004      1.128          1.111               --
                                                       2003      0.797          1.128               --
                                                       2002      1.000          0.797               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.357          1.499           46,016
                                                       2005      1.320          1.357           57,267
                                                       2004      1.171          1.320           56,224
                                                       2003      0.802          1.171               --
                                                       2002      1.255          0.802               --
                                                       2001      1.000          1.255               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2006      1.192          1.297               --
                                                       2005      1.107          1.192               --
                                                       2004      1.035          1.107               --
                                                       2003      0.754          1.035               --
                                                       2002      1.000          0.754               --

  LMPVPII Equity Index Subaccount (Class II) (6/02)..  2006      1.198          1.351           31,907
                                                       2005      1.173          1.198           32,169
                                                       2004      1.086          1.173           24,381
                                                       2003      0.867          1.086               --
                                                       2002      1.141          0.867               --
                                                       2001      1.000          1.141               --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2006      1.095          1.206               --
                                                       2005      1.079          1.095               --
                                                       2004      1.016          1.079               --
                                                       2003      0.797          1.016               --
                                                       2002      1.000          0.797               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.991          1.011           26,480
                                                       2005      0.989          0.991           30,100
                                                       2004      0.997          0.989               --
                                                       2003      1.000          0.997               --

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.103          1.164               --
                                                       2005      1.078          1.103               --
                                                       2004      1.000          1.078               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.383          1.589           70,166
                                                       2005      1.368          1.383           70,546
                                                       2004      1.239          1.368           69,261
                                                       2003      1.000          1.239           71,566

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.616          1.777           76,489
                                                       2005      1.524          1.616           78,565
                                                       2004      1.254          1.524           66,625
                                                       2003      1.000          1.254           13,602

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.092          1.125               --
                                                       2005      1.073          1.092               --
                                                       2004      1.000          1.073               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.423          1.350               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.321          1.388            4,587

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.324          1.398           39,338

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.269          1.348            2,871

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.480          1.626           52,338

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.272          1.300               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.125          1.186               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.260          1.316               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.074               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.069            5,423

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.346          1.326               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.278          1.265               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.257          1.385           22,768

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.216            3,163

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.451          1.556           31,894

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.090          1.143               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.117          1.154           52,405

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.026           39,878

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      0.877          0.854           11,223

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.101          1.140               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.987          1.006            7,633
                                                       2006      1.000          0.987               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.201          1.214               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.415          1.447           74,282

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.051           15,509

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.056               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.299          1.385          145,862

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.048            6,723

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.066            2,322

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.080          1.143               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.031          1.064               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.980          0.987               --
                                                       2005      0.972          0.980               --
                                                       2004      0.982          0.972               --
                                                       2003      0.995          0.982               --
                                                       2002      1.000          0.995               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.108          1.323               --
                                                       2005      1.069          1.108               --
                                                       2004      1.000          1.069               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.113          1.099          384,032
                                                       2005      1.113          1.113          288,960
                                                       2004      1.043          1.113          171,050
                                                       2003      1.000          1.043           78,471

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (2/02)......................................  2006      1.137          1.156          390,243
                                                       2005      1.132          1.137          388,412
                                                       2004      1.102          1.132          164,259
                                                       2003      1.071          1.102               --
                                                       2002      1.002          1.071               --
                                                       2001      1.000          1.002               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2006      1.218          1.325               --
                                                       2005      1.159          1.218               --
                                                       2004      1.100          1.159               --
                                                       2003      0.850          1.100               --
                                                       2002      1.233          0.850               --
                                                       2001      1.000          1.233               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/02).........................................  2006      1.445          1.809               --
                                                       2005      1.315          1.445               --
                                                       2004      1.155          1.315               --
                                                       2003      0.917          1.155               --
                                                       2002      1.137          0.917               --
                                                       2001      1.000          1.137               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/02).............................................  2006      1.858          2.135           31,363
                                                       2005      1.771          1.858           34,614
                                                       2004      1.433          1.771           15,588
                                                       2003      0.977          1.433               --
                                                       2002      1.220          0.977               --
                                                       2001      1.000          1.220               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/02).............................................  2006      1.266          1.346               --
                                                       2005      1.189          1.266               --
                                                       2004      1.139          1.189               --
                                                       2003      0.899          1.139               --
                                                       2002      1.206          0.899               --
                                                       2001      1.000          1.206               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.184          1.260               --
                                                       2005      1.204          1.184               --
                                                       2004      1.156          1.204               --
                                                       2003      0.935          1.156               --
                                                       2002      1.000          0.935               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.304          1.423               --
                                                       2005      1.184          1.304               --
                                                       2004      1.038          1.184               --
                                                       2003      0.792          1.038               --
                                                       2002      1.000          0.792               --

  Travelers Equity Income Subaccount (5/02)..........  2006      1.348          1.415               --
                                                       2005      1.317          1.348           74,242
                                                       2004      1.224          1.317           52,584
                                                       2003      0.952          1.224           35,771
                                                       2002      1.129          0.952               --
                                                       2001      1.000          1.129               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.290          1.321               --
                                                       2005      1.284          1.290            4,553
                                                       2004      1.187          1.284            4,376
                                                       2003      0.990          1.187               --
                                                       2002      1.000          0.990               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.091          1.128               --
                                                       2005      1.058          1.091               --
                                                       2004      0.977          1.058               --
                                                       2003      0.781          0.977               --
                                                       2002      1.000          0.781               --

  Travelers Large Cap Subaccount (6/02)..............  2006      1.167          1.201               --
                                                       2005      1.096          1.167               --
                                                       2004      1.050          1.096               --
                                                       2003      0.860          1.050               --
                                                       2002      1.137          0.860               --
                                                       2001      1.000          1.137               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.175               --
                                                       2005      1.000          1.107               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.018          1.020               --
                                                       2005      1.007          1.018               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.052          1.088               --
                                                       2005      1.008          1.052           14,308

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130               --
                                                       2005      1.000          1.085               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.047               --
                                                       2005      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (8/02).............................................  2006      1.249          1.324               --
                                                       2005      1.137          1.249           39,338
                                                       2004      1.002          1.137           33,831
                                                       2003      0.844          1.002               --
                                                       2002      1.151          0.844               --
                                                       2001      1.000          1.151               --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      0.830          0.877               --
                                                       2005      0.822          0.830           10,540
                                                       2004      0.736          0.822           10,388
                                                       2003      0.548          0.736               --
                                                       2002      1.000          0.548               --

  Travelers MFS Total Return Subaccount (2/02).......  2006      1.261          1.299               --
                                                       2005      1.250          1.261           80,510
                                                       2004      1.144          1.250           46,257
                                                       2003      1.002          1.144           74,835
                                                       2002      1.080          1.002               --
                                                       2001      1.000          1.080               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.165          1.257               --
                                                       2005      1.117          1.165           19,960
                                                       2004      1.000          1.117            8,567

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.290          1.480               --
                                                       2005      1.202          1.290           47,848
                                                       2004      1.060          1.202           30,586
                                                       2003      0.842          1.060               --
                                                       2002      1.000          0.842               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.370          1.451               --
                                                       2005      1.319          1.370            2,908
                                                       2004      1.212          1.319            1,735
                                                       2003      1.000          1.212               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.037          1.090               --
                                                       2005      1.036          1.037               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117               --
                                                       2005      1.091          1.108           52,692
                                                       2004      1.000          1.091           30,316

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.113          1.101               --
                                                       2005      1.118          1.113               --
                                                       2004      1.104          1.118               --
                                                       2003      1.054          1.104               --
                                                       2002      1.000          1.054               --

  Travelers Strategic Equity Subaccount (4/02).......  2006      1.047          1.091               --
                                                       2005      1.047          1.047               --
                                                       2004      0.970          1.047               --
                                                       2003      0.747          0.970               --
                                                       2002      1.148          0.747               --
                                                       2001      1.000          1.148               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.112          1.278               --
                                                       2005      1.027          1.112               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269               --
                                                       2005      1.000          1.108               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.071          1.031               --
                                                       2005      1.048          1.071               --
                                                       2004      1.000          1.048               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2006      1.149          1.307               --
                                                       2005      1.127          1.149               --
                                                       2004      0.979          1.127               --
                                                       2003      0.764          0.979               --
                                                       2002      1.000          0.764               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2006      0.956          1.000               --
                                                       2005      0.904          0.956               --
                                                       2004      0.889          0.904               --
                                                       2003      0.722          0.889               --
                                                       2002      1.000          0.722               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/02).............................................  2006      1.402          1.530               --
                                                       2005      1.226          1.402               --
                                                       2004      1.087          1.226               --
                                                       2003      0.865          1.087               --
                                                       2002      1.000          0.865               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)...........................  2006      1.238          1.380               --
                                                       2005      1.047          1.238               --
                                                       2004      1.055          1.047               --
                                                       2003      0.862          1.055               --
                                                       2002      1.000          0.862               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.631          1.796           67,576
                                                       2005      1.411          1.631           89,979
                                                       2004      1.155          1.411           46,989
                                                       2003      0.853          1.155               --
                                                       2002      1.000          0.853               --





                         SEPARATE ACCOUNT CHARGES 2.10%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.076                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (10/02)............................................  2006      1.191          1.249                --
                                                       2005      1.152          1.191                --
                                                       2004      1.112          1.152                --
                                                       2003      1.000          1.112                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/02)...................................  2006      1.304          1.269                --
                                                       2005      1.159          1.304                --
                                                       2004      1.093          1.159                --
                                                       2003      1.000          1.093                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.474          1.738           103,905
                                                       2005      1.319          1.474            33,810
                                                       2004      1.187          1.319            20,425
                                                       2003      1.000          1.187                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.440          1.554         1,002,424
                                                       2005      1.266          1.440           495,689
                                                       2004      1.149          1.266           102,273
                                                       2003      1.000          1.149                --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.284          1.449           507,931
                                                       2005      1.239          1.284           278,103
                                                       2004      1.147          1.239           107,765
                                                       2003      1.000          1.147                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.551          1.532                --
                                                       2005      1.340          1.551               159
                                                       2004      1.145          1.340                --
                                                       2003      1.000          1.145                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2006      1.875          2.433                --
                                                       2005      1.496          1.875                --
                                                       2004      1.223          1.496                --
                                                       2003      1.000          1.223                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.543          2.004                --
                                                       2005      1.470          1.543             1,987
                                                       2004      1.143          1.470                --
                                                       2003      1.000          1.143                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2006      1.169          1.334                --
                                                       2005      1.144          1.169                --
                                                       2004      1.112          1.144                --
                                                       2003      1.000          1.112                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2006      1.297          1.318                --
                                                       2005      1.252          1.297                --
                                                       2004      1.148          1.252                --
                                                       2003      1.000          1.148                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406                --
                                                       2005      1.201          1.295             2,632
                                                       2004      1.074          1.201                --
                                                       2003      1.000          1.074                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439                --
                                                       2005      1.199          1.293           118,685
                                                       2004      1.067          1.199                --
                                                       2003      1.000          1.067                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547                --
                                                       2005      1.232          1.334           156,547
                                                       2004      1.117          1.232            32,618
                                                       2003      1.000          1.117                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.924          2.414            97,572
                                                       2005      1.542          1.924            26,812
                                                       2004      1.263          1.542                --
                                                       2003      1.000          1.263                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.472          1.750           265,061
                                                       2005      1.364          1.472           111,621
                                                       2004      1.175          1.364            10,115
                                                       2003      1.000          1.175                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/02)...................................  2006      1.406          1.678                --
                                                       2005      1.319          1.406           121,975
                                                       2004      1.161          1.319                --
                                                       2003      1.000          1.161                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.078                --
                                                       2005      1.065          1.057                --
                                                       2004      1.000          1.065                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.204          1.241                --
                                                       2005      1.142          1.204                --
                                                       2004      1.077          1.142                --
                                                       2003      1.000          1.077                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2006      1.374          1.431                --
                                                       2005      1.249          1.374                --
                                                       2004      1.117          1.249                --
                                                       2003      1.000          1.117                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2006      1.290          1.362                --
                                                       2005      1.181          1.290                --
                                                       2004      1.199          1.181                --
                                                       2003      1.000          1.199                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02).....................................  2006      1.208          1.395                --
                                                       2005      1.168          1.208                --
                                                       2004      1.141          1.168                --
                                                       2003      1.000          1.141                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502                --
                                                       2005      1.320          1.344            44,697
                                                       2004      1.173          1.320             4,856
                                                       2003      1.000          1.173                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (12/01)........  2006      1.264          1.462                --
                                                       2005      1.241          1.264                --
                                                       2004      1.170          1.241                --
                                                       2003      1.000          1.170                --

  LMPVPI Investors Subaccount (Class I) (2/02).......  2006      1.293          1.498            10,724
                                                       2005      1.240          1.293             5,937
                                                       2004      1.147          1.240                --
                                                       2003      1.000          1.147                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2006      1.179          1.203                --
                                                       2005      1.144          1.179                --
                                                       2004      1.162          1.144                --
                                                       2003      1.000          1.162                --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.432          1.581                --
                                                       2005      1.394          1.432                --
                                                       2004      1.236          1.394                --
                                                       2003      1.000          1.236                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2006      1.316          1.432                --
                                                       2005      1.223          1.316                --
                                                       2004      1.145          1.223                --
                                                       2003      1.000          1.145                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Equity Index Subaccount (Class II) (6/02)..  2006      1.245          1.403            58,180
                                                       2005      1.219          1.245            56,720
                                                       2004      1.130          1.219            54,008
                                                       2003      1.000          1.130                --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2006      1.212          1.334                --
                                                       2005      1.194          1.212                --
                                                       2004      1.125          1.194                --
                                                       2003      1.000          1.125                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.990          1.010            17,256
                                                       2005      0.988          0.990            12,201
                                                       2004      0.997          0.988                --
                                                       2003      1.000          0.997                --

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.102          1.162                --
                                                       2005      1.078          1.102                --
                                                       2004      1.000          1.078                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.272          1.461            19,912
                                                       2005      1.258          1.272             5,316
                                                       2004      1.140          1.258                --
                                                       2003      1.000          1.140                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.488          1.635           118,005
                                                       2005      1.404          1.488            87,302
                                                       2004      1.156          1.404            16,199
                                                       2003      1.000          1.156                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.091          1.124                --
                                                       2005      1.073          1.091                --
                                                       2004      1.000          1.073                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.604          1.523                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.212          1.273                --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.438          1.518                --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.268          1.347                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.615          1.774            64,360

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.532          1.565             1,019

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.124          1.184                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.201          1.254                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.074                --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.342          1.321                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.278          1.264                --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.256          1.384           113,435

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.216            34,117

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.348          1.445                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.089          1.142                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.116          1.153           468,443

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.025           249,125

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.348          1.312             7,142

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.020          1.056                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.998          1.017                --
                                                       2006      1.000          0.998                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.283          1.296             7,020

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.308          1.337            45,657

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.046                --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.051                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.056            64,097

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.223          1.303           266,015

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.047           492,976

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.065                --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.078          1.142                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.030          1.062                --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.991          0.998                --
                                                       2005      0.984          0.991                --
                                                       2004      0.994          0.984                --
                                                       2003      1.000          0.994                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.107          1.321                --
                                                       2005      1.069          1.107                --
                                                       2004      1.000          1.069                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.115          1.099           274,083
                                                       2005      1.115          1.115           185,851
                                                       2004      1.046          1.115            10,245
                                                       2003      1.000          1.046                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (2/02)......................................  2006      1.056          1.073           592,484
                                                       2005      1.052          1.056           470,959
                                                       2004      1.024          1.052             4,979
                                                       2003      1.000          1.024                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2006      1.246          1.355                --
                                                       2005      1.186          1.246                --
                                                       2004      1.126          1.186                --
                                                       2003      1.000          1.126                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/02).........................................  2006      1.475          1.845                --
                                                       2005      1.343          1.475                --
                                                       2004      1.180          1.343                --
                                                       2003      1.000          1.180                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/02).............................................  2006      1.601          1.839                --
                                                       2005      1.528          1.601                --
                                                       2004      1.236          1.528                --
                                                       2003      1.000          1.236                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/02).............................................  2006      1.262          1.342                --
                                                       2005      1.185          1.262                --
                                                       2004      1.136          1.185                --
                                                       2003      1.000          1.136                --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.128          1.201                --
                                                       2005      1.148          1.128                --
                                                       2004      1.103          1.148                --
                                                       2003      1.000          1.103                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.471          1.604                --
                                                       2005      1.336          1.471                --
                                                       2004      1.172          1.336                --
                                                       2003      1.000          1.172                --

  Travelers Equity Income Subaccount (5/02)..........  2006      1.246          1.308                --
                                                       2005      1.218          1.246            45,518
                                                       2004      1.132          1.218                --
                                                       2003      1.000          1.132                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.184          1.212                --
                                                       2005      1.179          1.184                --
                                                       2004      1.091          1.179                --
                                                       2003      1.000          1.091                --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.280          1.323                --
                                                       2005      1.241          1.280                --
                                                       2004      1.146          1.241                --
                                                       2003      1.000          1.146                --

  Travelers Large Cap Subaccount (6/02)..............  2006      1.247          1.283                --
                                                       2005      1.172          1.247             1,666
                                                       2004      1.123          1.172                --
                                                       2003      1.000          1.123                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.106          1.174                --
                                                       2005      1.000          1.106                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.017          1.020                --
                                                       2005      1.007          1.017                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.051          1.087                --
                                                       2005      1.008          1.051                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129                --
                                                       2005      1.000          1.084                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.047                --
                                                       2005      1.000          1.028                --

  Travelers Mercury Large Cap Core Subaccount
  (8/02).............................................  2006      1.357          1.438                --
                                                       2005      1.236          1.357                --
                                                       2004      1.090          1.236                --
                                                       2003      1.000          1.090                --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.276          1.348                --
                                                       2005      1.264          1.276             6,041
                                                       2004      1.132          1.264                --
                                                       2003      1.000          1.132                --

  Travelers MFS Total Return Subaccount (2/02).......  2006      1.187          1.223                --
                                                       2005      1.177          1.187            96,384
                                                       2004      1.078          1.177             9,432
                                                       2003      1.000          1.078                --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.164          1.256                --
                                                       2005      1.117          1.164           125,223
                                                       2004      1.000          1.117                --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.408          1.615                --
                                                       2005      1.313          1.408             3,713
                                                       2004      1.158          1.313                --
                                                       2003      1.000          1.158                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348                --
                                                       2005      1.226          1.273                --
                                                       2004      1.127          1.226                --
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.036          1.089                --
                                                       2005      1.036          1.036                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116                --
                                                       2005      1.091          1.107           119,462
                                                       2004      1.000          1.091                --

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.031          1.020                --
                                                       2005      1.036          1.031                --
                                                       2004      1.024          1.036                --
                                                       2003      1.000          1.024                --

  Travelers Strategic Equity Subaccount (4/02).......  2006      1.204          1.254                --
                                                       2005      1.205          1.204                --
                                                       2004      1.116          1.205                --
                                                       2003      1.000          1.116                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.112          1.278                --
                                                       2005      1.026          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.070          1.030                --
                                                       2005      1.047          1.070                --
                                                       2004      1.000          1.047                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2006      1.332          1.513                --
                                                       2005      1.306          1.332                --
                                                       2004      1.136          1.306                --
                                                       2003      1.000          1.136                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2006      1.216          1.271                --
                                                       2005      1.151          1.216                --
                                                       2004      1.133          1.151                --
                                                       2003      1.000          1.133                --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/02).............................................  2006      1.469          1.603                --
                                                       2005      1.286          1.469                --
                                                       2004      1.141          1.286                --
                                                       2003      1.000          1.141                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)...........................  2006      1.295          1.444                --
                                                       2005      1.096          1.295                --
                                                       2004      1.105          1.096                --
                                                       2003      1.000          1.105                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.690          1.860            92,430
                                                       2005      1.462          1.690            45,068
                                                       2004      1.198          1.462                --
                                                       2003      1.000          1.198                --





                         SEPARATE ACCOUNT CHARGES 2.25%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.075                 --

  AIM V.I. Premier Equity Subaccount (Series I)
  (10/02)............................................  2006      1.258          1.319                 --
                                                       2005      1.218          1.258              7,238
                                                       2004      1.178          1.218              7,578
                                                       2003      0.963          1.178             10,027
                                                       2002      1.000          0.963                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/02)...................................  2006      1.360          1.321                 --
                                                       2005      1.211          1.360            551,459
                                                       2004      1.143          1.211            216,941
                                                       2003      0.948          1.143             66,077
                                                       2002      1.000          0.948                 --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.612          1.898          5,865,325
                                                       2005      1.445          1.612          5,479,126
                                                       2004      1.302          1.445          3,301,874
                                                       2003      0.984          1.302            560,403
                                                       2002      1.000          0.984                 --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.606          1.730         14,897,001
                                                       2005      1.413          1.606         15,362,612
                                                       2004      1.285          1.413          9,273,858
                                                       2003      0.960          1.285          2,482,245
                                                       2002      1.000          0.960                 --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.404          1.582         18,131,781
                                                       2005      1.357          1.404         18,636,981
                                                       2004      1.257          1.357         12,269,497
                                                       2003      0.971          1.257          2,985,394
                                                       2002      1.000          0.971                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.597          1.577                 --
                                                       2005      1.382          1.597            144,490
                                                       2004      1.183          1.382             85,167
                                                       2003      0.968          1.183             62,369
                                                       2002      1.000          0.968                 --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2006      2.096          2.716                 --
                                                       2005      1.676          2.096                 --
                                                       2004      1.372          1.676                 --
                                                       2003      0.982          1.372                 --
                                                       2002      1.000          0.982                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.773          2.300                 --
                                                       2005      1.692          1.773            621,716
                                                       2004      1.317          1.692            363,487
                                                       2003      1.005          1.317            141,660
                                                       2002      1.000          1.005                 --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2006      1.206          1.373            161,256
                                                       2005      1.181          1.206            153,428
                                                       2004      1.150          1.181            109,406
                                                       2003      0.971          1.150             52,034
                                                       2002      1.000          0.971                 --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2006      1.416          1.437            123,846
                                                       2005      1.369          1.416            105,628
                                                       2004      1.257          1.369             25,547
                                                       2003      0.976          1.257              1,278
                                                       2002      1.000          0.976                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                 --
                                                       2005      1.199          1.291            491,266
                                                       2004      1.073          1.199            200,346
                                                       2003      1.000          1.073                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                 --
                                                       2005      1.197          1.289            558,937
                                                       2004      1.067          1.197            213,448
                                                       2003      1.000          1.067                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.448          1.676                 --
                                                       2005      1.340          1.448          3,992,826
                                                       2004      1.217          1.340          2,095,459
                                                       2003      0.994          1.217            723,595
                                                       2002      1.000          0.994                 --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.188          2.740          1,654,953
                                                       2005      1.756          2.188          1,505,095
                                                       2004      1.440          1.756            466,250
                                                       2003      1.000          1.440             91,391

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.596          1.895          4,708,415
                                                       2005      1.481          1.596          4,568,600
                                                       2004      1.278          1.481          2,330,211
                                                       2003      0.989          1.278            519,279
                                                       2002      1.000          0.989                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/02)...................................  2006      1.524          1.815                 --
                                                       2005      1.431          1.524          2,064,621
                                                       2004      1.262          1.431            594,562
                                                       2003      0.976          1.262            206,659
                                                       2002      1.000          0.976                 --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.054          1.075                 --
                                                       2005      1.064          1.054            102,822
                                                       2004      1.000          1.064             18,738

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.232          1.270                 --
                                                       2005      1.170          1.232            108,429
                                                       2004      1.105          1.170            131,283
                                                       2003      0.994          1.105             86,032
                                                       2002      1.000          0.994                 --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2006      1.496          1.555                 --
                                                       2005      1.362          1.496                 --
                                                       2004      1.219          1.362                 --
                                                       2003      0.988          1.219                 --
                                                       2002      1.000          0.988                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2006      1.450          1.529             19,480
                                                       2005      1.330          1.450             30,242
                                                       2004      1.352          1.330             13,988
                                                       2003      0.944          1.352             10,065
                                                       2002      1.000          0.944                 --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02).....................................  2006      1.250          1.441              8,044
                                                       2005      1.211          1.250              8,044
                                                       2004      1.185          1.211              8,044
                                                       2003      0.980          1.185              8,044
                                                       2002      1.000          0.980                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.517          1.693                 --
                                                       2005      1.492          1.517            896,870
                                                       2004      1.328          1.492            512,682
                                                       2003      1.000          1.328             58,521

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (12/01)........  2006      1.406          1.624          2,877,618
                                                       2005      1.382          1.406          3,274,732
                                                       2004      1.305          1.382          2,835,223
                                                       2003      0.960          1.305          1,303,133
                                                       2002      1.000          0.960                 --

  LMPVPI Investors Subaccount (Class I) (2/02).......  2006      1.394          1.612          1,610,692
                                                       2005      1.338          1.394          1,852,362
                                                       2004      1.240          1.338          1,547,557
                                                       2003      0.958          1.240            657,293
                                                       2002      1.000          0.958                 --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2006      1.373          1.399            162,042
                                                       2005      1.334          1.373            175,193
                                                       2004      1.358          1.334            165,032
                                                       2003      0.961          1.358            134,650
                                                       2002      1.000          0.961                 --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.630          1.797            707,497
                                                       2005      1.589          1.630            758,509
                                                       2004      1.412          1.589            681,109
                                                       2003      0.970          1.412            195,339
                                                       2002      1.000          0.970                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2006      1.491          1.619            248,792
                                                       2005      1.387          1.491            303,039
                                                       2004      1.300          1.387            304,200
                                                       2003      0.949          1.300            288,920
                                                       2002      1.000          0.949                 --

  LMPVPII Equity Index Subaccount (Class II) (6/02)..  2006      1.327          1.493          2,451,798
                                                       2005      1.302          1.327          2,839,502
                                                       2004      1.208          1.302          2,252,137
                                                       2003      0.967          1.208          1,148,700
                                                       2002      1.000          0.967                 --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2006      1.322          1.453             54,036
                                                       2005      1.304          1.322             41,546
                                                       2004      1.231          1.304             46,141
                                                       2003      0.967          1.231             33,006
                                                       2002      1.000          0.967                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.987          1.005          2,330,493
                                                       2005      0.986          0.987          2,390,703
                                                       2004      0.997          0.986          1,892,813
                                                       2003      1.000          0.997             14,435

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.099          1.158             61,224
                                                       2005      1.077          1.099             44,664
                                                       2004      1.000          1.077             37,480

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.376          1.578          2,148,289
                                                       2005      1.363          1.376          2,139,915
                                                       2004      1.237          1.363          1,226,122
                                                       2003      1.000          1.237            154,434

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.608          1.764          2,597,442
                                                       2005      1.519          1.608          2,921,421
                                                       2004      1.252          1.519          1,430,939
                                                       2003      1.000          1.252            131,586

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.089          1.121                 --
                                                       2005      1.072          1.089             58,901
                                                       2004      1.000          1.072              4,897

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.743          1.652             57,160

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.330          1.395            419,568

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.516          1.599            288,998

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.266          1.344             56,705

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.749          1.919          1,285,532

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.577          1.610            167,521

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.121          1.179             65,479

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.333          1.391          1,172,505

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.073          1,213,380

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.067             53,483

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.438          1.414            530,563

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.276          1.261             20,057

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.252          1.378            940,120

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.215          1,328,851

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.443          1.544            413,816

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.088          1.140                 --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.113          1.148          3,470,815

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024          2,422,847

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.549          1.506            636,005

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.052          1.089            378,941

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.985          1.003            502,009
                                                       2006      1.000          0.985            393,891

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.341          1.353          1,120,739

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.414          1.445          3,166,062

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.056                553

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.038            408,562

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.045            229,794

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.050            164,786

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.055            214,580

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.269          1.351         11,196,229

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046          4,363,967

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.064            747,985

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.075          1.137            105,636

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.027          1.058             43,778

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.978          0.985                 --
                                                       2005      0.973          0.978            402,325
                                                       2004      0.985          0.973            506,125
                                                       2003      0.999          0.985            175,479
                                                       2002      1.000          0.999                 --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.104          1.317                 --
                                                       2005      1.068          1.104             57,587
                                                       2004      1.000          1.068              8,593

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.108          1.091          4,183,557
                                                       2005      1.110          1.108          4,183,574
                                                       2004      1.042          1.110          2,075,669
                                                       2003      1.000          1.042            364,430

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (2/02)......................................  2006      1.067          1.084         15,751,561
                                                       2005      1.066          1.067         16,295,872
                                                       2004      1.039          1.066         11,030,522
                                                       2003      1.012          1.039          4,444,217
                                                       2002      1.000          1.012                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2006      1.364          1.481                 --
                                                       2005      1.301          1.364                 --
                                                       2004      1.237          1.301                 --
                                                       2003      0.958          1.237                 --
                                                       2002      1.000          0.958                 --

  Putnam VT International Equity Subaccount (Class
  IB) (5/02).........................................  2006      1.557          1.945            502,297
                                                       2005      1.420          1.557            503,884
                                                       2004      1.249          1.420            507,731
                                                       2003      0.994          1.249            378,045
                                                       2002      1.000          0.994                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/02).............................................  2006      1.846          2.117          1,084,311
                                                       2005      1.764          1.846          1,127,527
                                                       2004      1.429          1.764            802,610
                                                       2003      0.977          1.429            446,380
                                                       2002      1.000          0.977                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/02).............................................  2006      1.353          1.438                 --
                                                       2005      1.273          1.353            533,485
                                                       2004      1.222          1.273            433,213
                                                       2003      0.967          1.222            173,834
                                                       2002      1.000          0.967                 --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.253          1.333                 --
                                                       2005      1.277          1.253          1,308,171
                                                       2004      1.229          1.277          1,195,502
                                                       2003      0.995          1.229             86,197
                                                       2002      1.000          0.995                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.599          1.743                 --
                                                       2005      1.455          1.599             65,195
                                                       2004      1.278          1.455             64,865
                                                       2003      0.977          1.278             54,733
                                                       2002      1.000          0.977                 --

  Travelers Equity Income Subaccount (5/02)..........  2006      1.349          1.414                 --
                                                       2005      1.320          1.349          3,470,760
                                                       2004      1.229          1.320          2,356,302
                                                       2003      0.958          1.229            933,491
                                                       2002      1.000          0.958                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Federated High Yield Subaccount (3/02)...  2006      1.300          1.330                 --
                                                       2005      1.296          1.300            422,480
                                                       2004      1.201          1.296            306,267
                                                       2003      1.003          1.201            126,472
                                                       2002      1.000          1.003                 --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.358          1.403                 --
                                                       2005      1.318          1.358            119,930
                                                       2004      1.220          1.318            116,006
                                                       2003      0.978          1.220             99,922
                                                       2002      1.000          0.978                 --

  Travelers Large Cap Subaccount (6/02)..............  2006      1.304          1.341                 --
                                                       2005      1.227          1.304            761,388
                                                       2004      1.178          1.227            638,667
                                                       2003      0.966          1.178            246,621
                                                       2002      1.000          0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.173                 --
                                                       2005      1.000          1.105                474

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.017          1.018                 --
                                                       2005      1.007          1.017                 --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.050          1.086                 --
                                                       2005      1.008          1.050            113,761

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127                 --
                                                       2005      1.000          1.083            238,769

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.045                 --
                                                       2005      1.000          1.028              8,861

  Travelers Mercury Large Cap Core Subaccount
  (8/02).............................................  2006      1.431          1.516                 --
                                                       2005      1.306          1.431            360,257
                                                       2004      1.153          1.306            236,555
                                                       2003      0.973          1.153            123,529
                                                       2002      1.000          0.973                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.467          1.549                 --
                                                       2005      1.456          1.467            662,001
                                                       2004      1.305          1.456            183,666
                                                       2003      0.974          1.305            138,108
                                                       2002      1.000          0.974                 --

  Travelers MFS Total Return Subaccount (2/02).......  2006      1.232          1.269                 --
                                                       2005      1.224          1.232         12,161,644
                                                       2004      1.123          1.224          8,449,630
                                                       2003      0.986          1.123          3,040,252
                                                       2002      1.000          0.986                 --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.162          1.252                 --
                                                       2005      1.116          1.162            692,556
                                                       2004      1.000          1.116            152,817

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.526          1.749                 --
                                                       2005      1.425          1.526          1,407,512
                                                       2004      1.259          1.425            820,537
                                                       2003      1.001          1.259             85,856
                                                       2002      1.000          1.001                 --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.363          1.443                 --
                                                       2005      1.315          1.363            524,811
                                                       2004      1.210          1.315            202,670
                                                       2003      1.000          1.210              4,367

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.036          1.088                 --
                                                       2005      1.036          1.036                 --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113                 --
                                                       2005      1.089          1.104          3,120,622
                                                       2004      1.000          1.089            438,335

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.064          1.052                 --
                                                       2005      1.071          1.064            341,277
                                                       2004      1.061          1.071            234,137
                                                       2003      1.014          1.061            143,526
                                                       2002      1.000          1.014                 --

  Travelers Strategic Equity Subaccount (4/02).......  2006      1.351          1.407                 --
                                                       2005      1.354          1.351            459,855
                                                       2004      1.256          1.354            421,151
                                                       2003      0.969          1.256            331,406
                                                       2002      1.000          0.969                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.111          1.276                 --
                                                       2005      1.026          1.111              8,175

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266                 --
                                                       2005      1.000          1.106                 --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.027                 --
                                                       2005      1.046          1.068             44,867
                                                       2004      1.000          1.046             16,481

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2006      1.456          1.652            674,117
                                                       2005      1.431          1.456            696,614
                                                       2004      1.246          1.431            428,535
                                                       2003      0.974          1.246             89,375
                                                       2002      1.000          0.974                 --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2006      1.271          1.327                 --
                                                       2005      1.205          1.271                 --
                                                       2004      1.187          1.205                 --
                                                       2003      0.966          1.187                 --
                                                       2002      1.000          0.966                 --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/02).............................................  2006      1.595          1.738          1,053,010
                                                       2005      1.398          1.595            986,942
                                                       2004      1.242          1.398            617,309
                                                       2003      0.991          1.242            313,047
                                                       2002      1.000          0.991                 --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)...........................  2006      1.361          1.514              8,736
                                                       2005      1.153          1.361             30,349
                                                       2004      1.164          1.153             90,383
                                                       2003      0.953          1.164             61,618
                                                       2002      1.000          0.953                 --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.875          2.061          4,235,804
                                                       2005      1.625          1.875          4,190,757
                                                       2004      1.333          1.625          2,561,023
                                                       2003      0.986          1.333            731,326
                                                       2002      1.000          0.986                 --

                         SEPARATE ACCOUNT CHARGES 2.30%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.075               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (10/02)............................................  2006      1.039          1.089               --
                                                       2005      1.000          1.039               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/02)...................................  2006      1.155          1.121               --
                                                       2005      1.000          1.155               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.116          1.314               --
                                                       2005      1.000          1.116               --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.143          1.231           11,675
                                                       2005      1.000          1.143            7,957

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.039          1.169               --
                                                       2005      1.000          1.039               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.165          1.150               --
                                                       2005      1.000          1.165               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2006      1.218          1.578               --
                                                       2005      1.000          1.218               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.083          1.404               --
                                                       2005      1.000          1.083               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2006      1.006          1.145               --
                                                       2005      1.000          1.006               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2006      1.057          1.072               --
                                                       2005      1.000          1.057               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.076          1.168               --
                                                       2005      1.000          1.076               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.102          1.226               --
                                                       2005      1.000          1.102               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.079          1.248               --
                                                       2005      1.000          1.079            8,302

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.207          1.511               --
                                                       2005      1.000          1.207               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.071          1.271               --
                                                       2005      1.000          1.071               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/02)...................................  2006      1.061          1.263               --
                                                       2005      1.000          1.061               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      0.986          1.006               --
                                                       2005      1.000          0.986               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.058          1.090               --
                                                       2005      1.000          1.058               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2006      1.130          1.174               --
                                                       2005      1.000          1.130               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2006      1.122          1.182               --
                                                       2005      1.000          1.122               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02).....................................  2006      1.039          1.198               --
                                                       2005      1.000          1.039               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.028          1.147               --
                                                       2005      1.000          1.028               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (12/01)........  2006      1.033          1.192               --
                                                       2005      1.000          1.033               --

  LMPVPI Investors Subaccount (Class I) (2/02).......  2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2006      1.054          1.073               --
                                                       2005      1.000          1.054               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.074          1.183               --
                                                       2005      1.000          1.074               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2006      1.089          1.182               --
                                                       2005      1.000          1.089               --

  LMPVPII Equity Index Subaccount (Class II) (6/02)..  2006      1.025          1.153               --
                                                       2005      1.000          1.025               --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2006      1.026          1.127               --
                                                       2005      1.000          1.026               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      1.000          1.018               --
                                                       2005      1.000          1.000               --

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.043          1.098               --
                                                       2005      1.000          1.043               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.023          1.173               --
                                                       2005      1.000          1.023               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.073          1.176               --
                                                       2005      1.000          1.073               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.017          1.046               --
                                                       2005      1.000          1.017               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.190          1.128               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.020          1.070               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.153          1.215               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.266          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.223          1.341               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.150          1.174               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.046          1.101               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.060          1.105               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.073               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.146          1.127               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.275          1.260               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.115          1.226               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.214               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.104          1.182               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.087          1.139               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.013          1.044               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.103          1.072               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      0.978          1.011               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      1.012          1.030               --
                                                       2006      1.000          1.012               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.104          1.114               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.077          1.100               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.054               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.038          1.104               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.064               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.006          1.064               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      0.959          0.987               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      1.006          1.012               --
                                                       2005      1.000          1.006               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.040          1.240               --
                                                       2005      1.000          1.040               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      0.989          0.973               --
                                                       2005      1.000          0.989               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (2/02)......................................  2006      0.998          1.012           19,653
                                                       2005      1.000          0.998           13,117

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2006      1.066          1.157               --
                                                       2005      1.000          1.066               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/02).........................................  2006      1.095          1.367               --
                                                       2005      1.000          1.095               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/02).............................................  2006      1.053          1.207               --
                                                       2005      1.000          1.053               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/02).............................................  2006      1.079          1.146               --
                                                       2005      1.000          1.079               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      0.996          1.060               --
                                                       2005      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.093          1.190               --
                                                       2005      1.000          1.093               --

  Travelers Equity Income Subaccount (5/02)..........  2006      1.028          1.077               --
                                                       2005      1.000          1.028               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      0.997          1.020               --
                                                       2005      1.000          0.997               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Federated Stock Subaccount (3/02)........  2006      1.029          1.063               --
                                                       2005      1.000          1.029               --

  Travelers Large Cap Subaccount (6/02)..............  2006      1.074          1.104               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.172               --
                                                       2005      1.000          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.016          1.018               --
                                                       2005      1.006          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.050          1.085               --
                                                       2005      1.007          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127               --
                                                       2005      1.000          1.083               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045               --
                                                       2005      1.000          1.027               --

  Travelers Mercury Large Cap Core Subaccount
  (8/02).............................................  2006      1.089          1.153               --
                                                       2005      1.000          1.089               --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.045          1.103               --
                                                       2005      1.000          1.045               --

  Travelers MFS Total Return Subaccount (2/02).......  2006      1.008          1.038               --
                                                       2005      1.000          1.008               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.034          1.115               --
                                                       2005      1.000          1.034               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.067          1.223               --
                                                       2005      1.000          1.067               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.043          1.104               --
                                                       2005      1.000          1.043               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.035          1.087               --
                                                       2005      1.036          1.035               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.005          1.013               --
                                                       2005      1.000          1.005               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Quality Bond Subaccount (3/02)...........  2006      0.989          0.978               --
                                                       2005      1.000          0.989               --

  Travelers Strategic Equity Subaccount (4/02).......  2006      1.042          1.085               --
                                                       2005      1.000          1.042               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.110          1.275               --
                                                       2005      1.026          1.110               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266               --
                                                       2005      1.000          1.106               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      0.997          0.959               --
                                                       2005      1.000          0.997               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2006      1.028          1.166               --
                                                       2005      1.000          1.028               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2006      1.071          1.117               --
                                                       2005      1.000          1.071               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/02).............................................  2006      1.130          1.231               --
                                                       2005      1.000          1.130               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)...........................  2006      1.176          1.308               --
                                                       2005      1.000          1.176               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.138          1.250               --
                                                       2005      1.000          1.138               --





                         SEPARATE ACCOUNT CHARGES 2.35%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.074                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (10/02)............................................  2006      1.184          1.241                --
                                                       2005      1.148          1.184                --
                                                       2004      1.111          1.148                --
                                                       2003      1.000          1.111                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/02)...................................  2006      1.296          1.258                --
                                                       2005      1.155          1.296            26,995
                                                       2004      1.092          1.155                --
                                                       2003      1.000          1.092                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.465          1.724         1,666,157
                                                       2005      1.315          1.465         1,016,509
                                                       2004      1.186          1.315            12,546
                                                       2003      1.000          1.186                --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.432          1.541         5,630,680
                                                       2005      1.261          1.432         3,527,301
                                                       2004      1.148          1.261           176,039
                                                       2003      1.000          1.148                --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.277          1.437         5,169,568
                                                       2005      1.235          1.277         3,353,279
                                                       2004      1.145          1.235           116,974
                                                       2003      1.000          1.145                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.541          1.522                --
                                                       2005      1.335          1.541            68,905
                                                       2004      1.143          1.335                --
                                                       2003      1.000          1.143                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2006      1.864          2.413                --
                                                       2005      1.491          1.864                --
                                                       2004      1.222          1.491                --
                                                       2003      1.000          1.222                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.534          1.987                --
                                                       2005      1.465          1.534           178,945
                                                       2004      1.142          1.465                --
                                                       2003      1.000          1.142                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2006      1.162          1.322                --
                                                       2005      1.140          1.162                --
                                                       2004      1.111          1.140                --
                                                       2003      1.000          1.111                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2006      1.289          1.307             7,889
                                                       2005      1.247          1.289             7,731
                                                       2004      1.147          1.247                --
                                                       2003      1.000          1.147                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398                --
                                                       2005      1.197          1.289           105,878
                                                       2004      1.073          1.197             2,361
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430                --
                                                       2005      1.195          1.286           364,009
                                                       2004      1.066          1.195             4,323
                                                       2003      1.000          1.066                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.326          1.534                --
                                                       2005      1.228          1.326         1,018,600
                                                       2004      1.116          1.228             8,874
                                                       2003      1.000          1.116                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.913          2.393         1,165,243
                                                       2005      1.537          1.913           605,698
                                                       2004      1.261          1.537                --
                                                       2003      1.000          1.261                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.463          1.736         1,664,516
                                                       2005      1.359          1.463           831,353
                                                       2004      1.174          1.359                --
                                                       2003      1.000          1.174                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/02)...................................  2006      1.398          1.663                --
                                                       2005      1.315          1.398           740,845
                                                       2004      1.160          1.315            13,918
                                                       2003      1.000          1.160                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.052          1.073                --
                                                       2005      1.063          1.052            19,271
                                                       2004      1.000          1.063                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.196          1.233                --
                                                       2005      1.138          1.196                --
                                                       2004      1.075          1.138                --
                                                       2003      1.000          1.075                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2006      1.366          1.419                --
                                                       2005      1.245          1.366                --
                                                       2004      1.116          1.245                --
                                                       2003      1.000          1.116                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2006      1.282          1.351                --
                                                       2005      1.177          1.282                --
                                                       2004      1.198          1.177                --
                                                       2003      1.000          1.198                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02).....................................  2006      1.201          1.383                --
                                                       2005      1.164          1.201                --
                                                       2004      1.140          1.164                --
                                                       2003      1.000          1.140                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.336          1.490                --
                                                       2005      1.315          1.336           212,912
                                                       2004      1.172          1.315                --
                                                       2003      1.000          1.172                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (12/01)........  2006      1.257          1.450                --
                                                       2005      1.236          1.257                --
                                                       2004      1.169          1.236                --
                                                       2003      1.000          1.169                --

  LMPVPI Investors Subaccount (Class I) (2/02).......  2006      1.285          1.485            61,338
                                                       2005      1.235          1.285            45,577
                                                       2004      1.146          1.235                --
                                                       2003      1.000          1.146                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2006      1.172          1.193                --
                                                       2005      1.140          1.172                --
                                                       2004      1.161          1.140                --
                                                       2003      1.000          1.161                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.423          1.568            16,353
                                                       2005      1.389          1.423            24,636
                                                       2004      1.235          1.389             4,834
                                                       2003      1.000          1.235                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2006      1.308          1.419             5,230
                                                       2005      1.219          1.308             5,359
                                                       2004      1.144          1.219             1,649
                                                       2003      1.000          1.144                --

  LMPVPII Equity Index Subaccount (Class II) (6/02)..  2006      1.237          1.392           771,088
                                                       2005      1.215          1.237           779,368
                                                       2004      1.129          1.215            76,132
                                                       2003      1.000          1.129                --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2006      1.204          1.322                --
                                                       2005      1.190          1.204                --
                                                       2004      1.124          1.190                --
                                                       2003      1.000          1.124                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.985          1.001           625,082
                                                       2005      0.985          0.985           488,307
                                                       2004      0.997          0.985           103,512
                                                       2003      1.000          0.997                --

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.098          1.155                --
                                                       2005      1.076          1.098                --
                                                       2004      1.000          1.076                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.264          1.448           433,634
                                                       2005      1.253          1.264           394,021
                                                       2004      1.139          1.253            23,251
                                                       2003      1.000          1.139                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.479          1.621           877,639
                                                       2005      1.399          1.479           780,376
                                                       2004      1.155          1.399            29,210
                                                       2003      1.000          1.155                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.087          1.119                --
                                                       2005      1.071          1.087                --
                                                       2004      1.000          1.071                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.594          1.510             4,491

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.204          1.262            10,792

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.428          1.505            13,156

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.265          1.342            50,885

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.604          1.759           501,775

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.522          1.552            88,498

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.119          1.176                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.193          1.244                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.072            31,253

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.067                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.333          1.310            67,191

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.275          1.259            26,785

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.250          1.374           575,613

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.214           756,100

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.339          1.433           184,963

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.087          1.138            14,204

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.111          1.145         1,395,968

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024         1,096,829

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.339          1.301            52,352

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.013          1.047             1,088

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.991          1.009            23,504
                                                       2006      1.000          0.991            16,149

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.274          1.285           187,688

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.299          1.326           708,097

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.055           363,846

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.037            31,936

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.044           116,217

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.049           507,430

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.054           359,886

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.215          1.292         1,548,544

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046         1,959,165

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.063            28,624

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.073          1.134            12,031

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.025          1.055            15,673

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.985          0.991                --
                                                       2005      0.980          0.985            56,970
                                                       2004      0.993          0.980                --
                                                       2003      1.000          0.993                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.102          1.313                --
                                                       2005      1.067          1.102            19,841
                                                       2004      1.000          1.067                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.108          1.090         1,230,469
                                                       2005      1.111          1.108           971,586
                                                       2004      1.045          1.111            87,192
                                                       2003      1.000          1.045                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (2/02)......................................  2006      1.049          1.064         3,118,644
                                                       2005      1.048          1.049         2,187,620
                                                       2004      1.023          1.048            92,831
                                                       2003      1.000          1.023                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2006      1.238          1.343                --
                                                       2005      1.182          1.238                --
                                                       2004      1.125          1.182                --
                                                       2003      1.000          1.125                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/02).........................................  2006      1.467          1.830                --
                                                       2005      1.338          1.467                --
                                                       2004      1.179          1.338                --
                                                       2003      1.000          1.179                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/02).............................................  2006      1.592          1.824           252,629
                                                       2005      1.523          1.592           237,163
                                                       2004      1.235          1.523                --
                                                       2003      1.000          1.235                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/02).............................................  2006      1.255          1.333                --
                                                       2005      1.181          1.255            49,939
                                                       2004      1.135          1.181             9,847
                                                       2003      1.000          1.135                --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.122          1.193                --
                                                       2005      1.144          1.122                --
                                                       2004      1.102          1.144                --
                                                       2003      1.000          1.102                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.463          1.594                --
                                                       2005      1.332          1.463             4,321
                                                       2004      1.171          1.332                --
                                                       2003      1.000          1.171                --

  Travelers Equity Income Subaccount (5/02)..........  2006      1.239          1.299                --
                                                       2005      1.214          1.239           623,080
                                                       2004      1.131          1.214            38,632
                                                       2003      1.000          1.131                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.177          1.204                --
                                                       2005      1.175          1.177            10,587
                                                       2004      1.090          1.175                --
                                                       2003      1.000          1.090                --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.272          1.314                --
                                                       2005      1.236          1.272                --
                                                       2004      1.145          1.236                --
                                                       2003      1.000          1.145                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Large Cap Subaccount (6/02)..............  2006      1.240          1.274                --
                                                       2005      1.168          1.240            60,974
                                                       2004      1.122          1.168                --
                                                       2003      1.000          1.122                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.171                --
                                                       2005      1.000          1.104           295,809

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.016          1.017                --
                                                       2005      1.006          1.016            31,450

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.050          1.085                --
                                                       2005      1.007          1.050           292,696

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.126                --
                                                       2005      1.000          1.083           132,397

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045                --
                                                       2005      1.000          1.027                --

  Travelers Mercury Large Cap Core Subaccount
  (8/02).............................................  2006      1.349          1.428                --
                                                       2005      1.232          1.349            10,886
                                                       2004      1.088          1.232             6,671
                                                       2003      1.000          1.088                --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.269          1.339                --
                                                       2005      1.260          1.269            38,726
                                                       2004      1.131          1.260                --
                                                       2003      1.000          1.131                --

  Travelers MFS Total Return Subaccount (2/02).......  2006      1.180          1.215                --
                                                       2005      1.173          1.180         1,039,277
                                                       2004      1.077          1.173            63,089
                                                       2003      1.000          1.077                --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.160          1.250                --
                                                       2005      1.115          1.160           365,164
                                                       2004      1.000          1.115                --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.400          1.604                --
                                                       2005      1.308          1.400           248,371
                                                       2004      1.157          1.308             2,184
                                                       2003      1.000          1.157                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.265          1.339                --
                                                       2005      1.222          1.265           121,433
                                                       2004      1.126          1.222                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.035          1.087                --
                                                       2005      1.036          1.035             3,792

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111                --
                                                       2005      1.089          1.102           897,033
                                                       2004      1.000          1.089             8,613

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.025          1.013                --
                                                       2005      1.032          1.025            16,551
                                                       2004      1.023          1.032                --
                                                       2003      1.000          1.023                --

  Travelers Strategic Equity Subaccount (4/02).......  2006      1.197          1.246                --
                                                       2005      1.201          1.197            26,075
                                                       2004      1.115          1.201                --
                                                       2003      1.000          1.115                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.110          1.275                --
                                                       2005      1.026          1.110            18,294

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.265                --
                                                       2005      1.000          1.106            23,495

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.066          1.025                --
                                                       2005      1.046          1.066            15,246
                                                       2004      1.000          1.046                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2006      1.324          1.501            27,992
                                                       2005      1.302          1.324            39,244
                                                       2004      1.135          1.302                --
                                                       2003      1.000          1.135                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2006      1.209          1.261                --
                                                       2005      1.147          1.209                --
                                                       2004      1.131          1.147                --
                                                       2003      1.000          1.131                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/02).............................................  2006      1.461          1.590           106,226
                                                       2005      1.282          1.461            54,995
                                                       2004      1.140          1.282             1,554
                                                       2003      1.000          1.140                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)...........................  2006      1.288          1.432                --
                                                       2005      1.092          1.288                --
                                                       2004      1.104          1.092                --
                                                       2003      1.000          1.104                --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.680          1.844         1,729,473
                                                       2005      1.457          1.680           916,237
                                                       2004      1.197          1.457             7,282
                                                       2003      1.000          1.197                --





                         SEPARATE ACCOUNT CHARGES 2.45%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.074               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (10/02)............................................  2006      1.251          1.310               --
                                                       2005      1.213          1.251               --
                                                       2004      1.175          1.213               --
                                                       2003      0.963          1.175               --
                                                       2002      1.000          0.963               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/02)...................................  2006      1.352          1.310               --
                                                       2005      1.206          1.352               --
                                                       2004      1.141          1.206               --
                                                       2003      0.947          1.141               --
                                                       2002      1.000          0.947               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.602          1.882          143,905
                                                       2005      1.439          1.602          138,235
                                                       2004      1.299          1.439          117,326
                                                       2003      0.984          1.299           27,500
                                                       2002      1.000          0.984               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.596          1.717          388,127
                                                       2005      1.408          1.596          400,790
                                                       2004      1.282          1.408          310,557
                                                       2003      0.960          1.282           18,290
                                                       2002      1.000          0.960               --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.396          1.569          691,666
                                                       2005      1.352          1.396          698,656
                                                       2004      1.255          1.352          519,464
                                                       2003      0.971          1.255           98,877
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.588          1.567               --
                                                       2005      1.377          1.588               --
                                                       2004      1.180          1.377               --
                                                       2003      0.968          1.180               --
                                                       2002      1.000          0.968               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2006      2.084          2.695               --
                                                       2005      1.669          2.084               --
                                                       2004      1.369          1.669               --
                                                       2003      0.982          1.369               --
                                                       2002      1.000          0.982               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.763          2.281               --
                                                       2005      1.685          1.763           16,074
                                                       2004      1.314          1.685           15,026
                                                       2003      1.005          1.314               --
                                                       2002      1.000          1.005               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2006      1.198          1.362               --
                                                       2005      1.177          1.198               --
                                                       2004      1.148          1.177               --
                                                       2003      0.971          1.148               --
                                                       2002      1.000          0.971               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2006      1.407          1.425           25,165
                                                       2005      1.363          1.407           24,432
                                                       2004      1.254          1.363           13,054
                                                       2003      0.976          1.254               --
                                                       2002      1.000          0.976               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394               --
                                                       2005      1.196          1.286          121,502
                                                       2004      1.073          1.196           81,602
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426               --
                                                       2005      1.194          1.283           50,696
                                                       2004      1.066          1.194           23,600
                                                       2003      1.000          1.066               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.440          1.663               --
                                                       2005      1.334          1.440          109,818
                                                       2004      1.214          1.334           66,367
                                                       2003      0.994          1.214               --
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.176          2.720           88,968
                                                       2005      1.750          2.176           77,549
                                                       2004      1.438          1.750           48,873
                                                       2003      1.000          1.438            3,951

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.586          1.880          324,994
                                                       2005      1.475          1.586          319,848
                                                       2004      1.275          1.475          261,521
                                                       2003      0.988          1.275           22,009
                                                       2002      1.000          0.988               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/02)...................................  2006      1.514          1.800               --
                                                       2005      1.425          1.514           34,123
                                                       2004      1.259          1.425           18,185
                                                       2003      0.976          1.259               --
                                                       2002      1.000          0.976               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.050          1.071               --
                                                       2005      1.062          1.050            4,730
                                                       2004      1.000          1.062               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.225          1.261               --
                                                       2005      1.166          1.225               --
                                                       2004      1.103          1.166               --
                                                       2003      0.994          1.103               --
                                                       2002      1.000          0.994               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2006      1.487          1.543               --
                                                       2005      1.356          1.487               --
                                                       2004      1.217          1.356               --
                                                       2003      0.988          1.217               --
                                                       2002      1.000          0.988               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2006      1.442          1.517               --
                                                       2005      1.324          1.442               --
                                                       2004      1.350          1.324               --
                                                       2003      0.944          1.350               --
                                                       2002      1.000          0.944               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02).....................................  2006      1.242          1.430               --
                                                       2005      1.206          1.242               --
                                                       2004      1.182          1.206               --
                                                       2003      0.980          1.182               --
                                                       2002      1.000          0.980               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.509          1.681               --
                                                       2005      1.487          1.509          117,932
                                                       2004      1.326          1.487          115,028
                                                       2003      1.000          1.326           16,913

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (12/01)........  2006      1.397          1.611           44,169
                                                       2005      1.376          1.397           44,222
                                                       2004      1.302          1.376           56,429
                                                       2003      0.960          1.302               --
                                                       2002      1.000          0.960               --

  LMPVPI Investors Subaccount (Class I) (2/02).......  2006      1.386          1.599            4,425
                                                       2005      1.333          1.386           19,317
                                                       2004      1.238          1.333           14,772
                                                       2003      0.958          1.238               --
                                                       2002      1.000          0.958               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2006      1.364          1.388               --
                                                       2005      1.329          1.364               --
                                                       2004      1.355          1.329               --
                                                       2003      0.961          1.355               --
                                                       2002      1.000          0.961               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.620          1.783            5,170
                                                       2005      1.583          1.620            5,170
                                                       2004      1.409          1.583           10,091
                                                       2003      0.969          1.409               --
                                                       2002      1.000          0.969               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2006      1.481          1.606               --
                                                       2005      1.381          1.481               --
                                                       2004      1.298          1.381               --
                                                       2003      0.949          1.298               --
                                                       2002      1.000          0.949               --

  LMPVPII Equity Index Subaccount (Class II) (6/02)..  2006      1.319          1.481           56,277
                                                       2005      1.296          1.319           57,517
                                                       2004      1.205          1.296           56,683
                                                       2003      0.967          1.205            4,400
                                                       2002      1.000          0.967               --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2006      1.314          1.441               --
                                                       2005      1.299          1.314               --
                                                       2004      1.228          1.299               --
                                                       2003      0.967          1.228               --
                                                       2002      1.000          0.967               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.982          0.998           34,739
                                                       2005      0.983          0.982           71,556
                                                       2004      0.996          0.983           27,260
                                                       2003      1.000          0.996               --

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.096          1.152               --
                                                       2005      1.076          1.096               --
                                                       2004      1.000          1.076               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.369          1.566           72,173
                                                       2005      1.358          1.369           72,341
                                                       2004      1.236          1.358           45,415
                                                       2003      1.000          1.236               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.599          1.751          130,057
                                                       2005      1.514          1.599          143,324
                                                       2004      1.251          1.514           85,876
                                                       2003      1.000          1.251           33,139

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.085          1.116               --
                                                       2005      1.071          1.085               --
                                                       2004      1.000          1.071               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.731          1.639               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.321          1.384            7,716

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.506          1.586           17,077

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.264          1.339              122

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.737          1.903           87,174

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.567          1.597               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.116          1.173               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.324          1.380           25,967

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.072           79,573

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.066               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.428          1.403           12,009

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.274          1.257               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.248          1.371           22,589

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.213           28,088

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.434          1.533           48,383

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.086          1.136               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.109          1.142           75,845

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.023          201,303

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.539          1.494           56,896

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.045          1.080           57,422

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.978          0.995            8,154
                                                       2006      1.000          0.978           10,148

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.332          1.342               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.405          1.433           66,817

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.048               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.053               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.261          1.340          390,284

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.045          225,058

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.063               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.071          1.131            4,730

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.023          1.053           50,682

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.973          0.978               --
                                                       2005      0.969          0.973            6,880
                                                       2004      0.983          0.969               --
                                                       2003      0.999          0.983               --
                                                       2002      1.000          0.999               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.100          1.310               --
                                                       2005      1.066          1.100           12,321
                                                       2004      1.000          1.066            6,275

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.102          1.083           82,238
                                                       2005      1.106          1.102           90,023
                                                       2004      1.041          1.106           76,552
                                                       2003      1.000          1.041            4,873

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (2/02)......................................  2006      1.061          1.075          411,212
                                                       2005      1.061          1.061          438,654
                                                       2004      1.037          1.061          341,573
                                                       2003      1.012          1.037           37,287
                                                       2002      1.000          1.012               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2006      1.356          1.469               --
                                                       2005      1.295          1.356               --
                                                       2004      1.234          1.295               --
                                                       2003      0.958          1.234               --
                                                       2002      1.000          0.958               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/02).........................................  2006      1.548          1.929               --
                                                       2005      1.414          1.548               --
                                                       2004      1.247          1.414               --
                                                       2003      0.994          1.247               --
                                                       2002      1.000          0.994               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/02).............................................  2006      1.835          2.100               --
                                                       2005      1.756          1.835               --
                                                       2004      1.426          1.756               --
                                                       2003      0.977          1.426               --
                                                       2002      1.000          0.977               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/02).............................................  2006      1.345          1.428               --
                                                       2005      1.268          1.345           11,612
                                                       2004      1.220          1.268               --
                                                       2003      0.967          1.220               --
                                                       2002      1.000          0.967               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.246          1.324               --
                                                       2005      1.272          1.246           25,974
                                                       2004      1.226          1.272           17,936
                                                       2003      0.995          1.226               --
                                                       2002      1.000          0.995               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.589          1.731               --
                                                       2005      1.449          1.589               --
                                                       2004      1.275          1.449               --
                                                       2003      0.977          1.275               --
                                                       2002      1.000          0.977               --

  Travelers Equity Income Subaccount (5/02)..........  2006      1.341          1.405               --
                                                       2005      1.315          1.341           66,824
                                                       2004      1.226          1.315           50,384
                                                       2003      0.958          1.226            4,325
                                                       2002      1.000          0.958               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.292          1.321               --
                                                       2005      1.291          1.292            7,619
                                                       2004      1.198          1.291            1,188
                                                       2003      1.003          1.198               --
                                                       2002      1.000          1.003               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.350          1.394               --
                                                       2005      1.313          1.350            4,395
                                                       2004      1.217          1.313            4,395
                                                       2003      0.977          1.217               --
                                                       2002      1.000          0.977               --

  Travelers Large Cap Subaccount (6/02)..............  2006      1.296          1.332               --
                                                       2005      1.222          1.296               --
                                                       2004      1.176          1.222               --
                                                       2003      0.966          1.176               --
                                                       2002      1.000          0.966               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.170               --
                                                       2005      1.000          1.104               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.015          1.016               --
                                                       2005      1.006          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.049          1.084               --
                                                       2005      1.007          1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.125               --
                                                       2005      1.000          1.082               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.044               --
                                                       2005      1.000          1.027               --

  Travelers Mercury Large Cap Core Subaccount
  (8/02).............................................  2006      1.422          1.506               --
                                                       2005      1.301          1.422            3,795
                                                       2004      1.150          1.301            3,795
                                                       2003      0.973          1.150               --
                                                       2002      1.000          0.973               --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.458          1.539               --
                                                       2005      1.450          1.458           58,156
                                                       2004      1.302          1.450           11,068
                                                       2003      0.974          1.302               --
                                                       2002      1.000          0.974               --

  Travelers MFS Total Return Subaccount (2/02).......  2006      1.225          1.261               --
                                                       2005      1.219          1.225          446,074
                                                       2004      1.121          1.219          351,659
                                                       2003      0.986          1.121            4,696
                                                       2002      1.000          0.986               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.158          1.248               --
                                                       2005      1.114          1.158           23,589
                                                       2004      1.000          1.114            5,161

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.516          1.737               --
                                                       2005      1.419          1.516           70,701
                                                       2004      1.256          1.419           51,990
                                                       2003      1.001          1.256            4,334
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.355          1.434               --
                                                       2005      1.310          1.355           49,236
                                                       2004      1.208          1.310           50,441
                                                       2003      1.000          1.208               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.034          1.086               --
                                                       2005      1.035          1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109               --
                                                       2005      1.088          1.101           78,141
                                                       2004      1.000          1.088           67,513

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Quality Bond Subaccount (3/02)...........  2006      1.058          1.045               --
                                                       2005      1.067          1.058           56,851
                                                       2004      1.058          1.067           30,261
                                                       2003      1.014          1.058               --
                                                       2002      1.000          1.014               --

  Travelers Strategic Equity Subaccount (4/02).......  2006      1.343          1.397               --
                                                       2005      1.348          1.343               --
                                                       2004      1.254          1.348               --
                                                       2003      0.969          1.254               --
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.109          1.274               --
                                                       2005      1.026          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264               --
                                                       2005      1.000          1.105               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.064          1.023               --
                                                       2005      1.045          1.064           49,859
                                                       2004      1.000          1.045           26,273

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2006      1.447          1.639           10,848
                                                       2005      1.425          1.447           10,848
                                                       2004      1.243          1.425           10,848
                                                       2003      0.974          1.243               --
                                                       2002      1.000          0.974               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2006      1.263          1.316               --
                                                       2005      1.200          1.263               --
                                                       2004      1.185          1.200               --
                                                       2003      0.966          1.185               --
                                                       2002      1.000          0.966               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/02).............................................  2006      1.585          1.724           27,905
                                                       2005      1.393          1.585           27,905
                                                       2004      1.239          1.393           13,101
                                                       2003      0.991          1.239               --
                                                       2002      1.000          0.991               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)...........................  2006      1.352          1.502               --
                                                       2005      1.148          1.352               --
                                                       2004      1.162          1.148               --
                                                       2003      0.953          1.162               --
                                                       2002      1.000          0.953               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.864          2.044           92,492
                                                       2005      1.618          1.864           87,770
                                                       2004      1.330          1.618           55,163
                                                       2003      0.986          1.330               --
                                                       2002      1.000          0.986               --





* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.


Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.


If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund- merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust- merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust- merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio- merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Value Portfolio merged into Met Investors Series Trust-MFS Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

              PORTFOLIO ARCHITECT L CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


The following tables provide the Accumulation Unit Values information for the *mid-range* combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.85%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.166          1.138                 --
                                                       2005      1.034          1.166             95,999
                                                       2004      0.973          1.034             75,694
                                                       2003      0.803          0.973             40,191
                                                       2002      1.183          0.803              4,743
                                                       2001      1.000          1.183                 --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.649          1.950          1,493,191
                                                       2005      1.473          1.649          1,392,866
                                                       2004      1.322          1.473            689,281
                                                       2003      0.995          1.322            338,279
                                                       2002      1.188          0.995            108,035
                                                       2001      1.000          1.188                 --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.553          1.681          5,177,418
                                                       2005      1.362          1.553          5,108,335
                                                       2004      1.233          1.362          3,022,506
                                                       2003      0.918          1.233          1,910,413
                                                       2002      1.238          0.918            519,111
                                                       2001      1.000          1.238              5,663

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.341          1.517          5,407,103
                                                       2005      1.291          1.341          5,384,780
                                                       2004      1.191          1.291          3,748,375
                                                       2003      0.916          1.191          2,541,469
                                                       2002      1.143          0.916            825,826
                                                       2001      1.000          1.143              6,095

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.297          1.282                 --
                                                       2005      1.117          1.297             69,464
                                                       2004      0.952          1.117             10,285
                                                       2003      0.777          0.952              5,296
                                                       2002      1.000          0.777              6,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.703          2.217                 --
                                                       2005      1.618          1.703            444,721
                                                       2004      1.255          1.618            282,289
                                                       2003      0.953          1.255            261,390
                                                       2002      1.000          0.953            110,495

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2006      1.005          1.149             75,380
                                                       2005      0.981          1.005            136,376
                                                       2004      0.951          0.981            157,298
                                                       2003      0.799          0.951            147,390
                                                       2002      1.000          0.799             27,841

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2006      1.104          1.124             59,575
                                                       2005      1.063          1.104             72,545
                                                       2004      0.972          1.063             68,322
                                                       2003      0.752          0.972             47,049
                                                       2002      1.000          0.752             13,673

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.302          1.415                 --
                                                       2005      1.204          1.302            230,497
                                                       2004      1.074          1.204             45,466
                                                       2003      1.000          1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.447                 --
                                                       2005      1.202          1.299            372,761
                                                       2004      1.067          1.202             73,290
                                                       2003      1.000          1.067                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.242          1.443                 --
                                                       2005      1.144          1.242          1,920,497
                                                       2004      1.035          1.144            911,365
                                                       2003      0.842          1.035            482,403
                                                       2002      1.000          0.842            112,568

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.211          2.780            631,126
                                                       2005      1.767          2.211            453,826
                                                       2004      1.444          1.767             74,045
                                                       2003      1.000          1.444              6,032

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.481          1.766          1,728,859
                                                       2005      1.369          1.481          1,323,471
                                                       2004      1.177          1.369            672,403
                                                       2003      0.907          1.177            254,384
                                                       2002      1.134          0.907            136,180
                                                       2001      1.000          1.134                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.246          1.490                 --
                                                       2005      1.166          1.246            699,854
                                                       2004      1.024          1.166            204,395
                                                       2003      0.789          1.024             96,803
                                                       2002      1.000          0.789             58,188

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.061          1.084                 --
                                                       2005      1.067          1.061                706
                                                       2004      1.000          1.067             37,259

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.144          1.181                 --
                                                       2005      1.082          1.144            785,415
                                                       2004      1.018          1.082          1,043,236
                                                       2003      0.912          1.018            936,861
                                                       2002      1.000          0.912             75,931

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2006      1.125          1.174              8,818
                                                       2005      1.020          1.125             12,486
                                                       2004      0.910          1.020             12,839
                                                       2003      0.734          0.910             10,786
                                                       2002      1.000          0.734              1,969

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2006      0.970          1.026             38,836
                                                       2005      0.885          0.970             35,248
                                                       2004      0.897          0.885             26,300
                                                       2003      0.624          0.897             73,480
                                                       2002      1.000          0.624             73,481

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02).....................................  2006      0.955          1.105             29,200
                                                       2005      0.921          0.955             30,274
                                                       2004      0.898          0.921             33,578
                                                       2003      0.739          0.898             12,190
                                                       2002      1.000          0.739              3,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.534          1.717                 --
                                                       2005      1.502          1.534            386,440
                                                       2004      1.332          1.502            112,428
                                                       2003      1.000          1.332            101,266

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.229          1.426          1,234,613
                                                       2005      1.204          1.229          1,548,293
                                                       2004      1.132          1.204          1,643,520
                                                       2003      0.829          1.132          1,213,718
                                                       2002      1.127          0.829            482,311
                                                       2001      1.000          1.127              6,229

  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.261          1.463            754,904
                                                       2005      1.205          1.261          1,014,142
                                                       2004      1.112          1.205          1,069,597
                                                       2003      0.856          1.112            738,841
                                                       2002      1.134          0.856            316,814
                                                       2001      1.000          1.134                 --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.154          1.180              6,540
                                                       2005      1.117          1.154             38,363
                                                       2004      1.132          1.117             38,402
                                                       2003      0.798          1.132             31,304
                                                       2002      1.000          0.798             15,441

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.369          1.515            371,640
                                                       2005      1.329          1.369            467,037
                                                       2004      1.176          1.329            436,895
                                                       2003      0.805          1.176            267,896
                                                       2002      1.255          0.805             20,161
                                                       2001      1.000          1.255                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2006      1.200          1.309             12,351
                                                       2005      1.113          1.200             12,355
                                                       2004      1.039          1.113             12,359
                                                       2003      0.755          1.039              9,531
                                                       2002      1.000          0.755                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.208          1.365          1,568,652
                                                       2005      1.180          1.208          2,001,890
                                                       2004      1.091          1.180          1,576,990
                                                       2003      0.870          1.091          1,068,257
                                                       2002      1.141          0.870            208,514
                                                       2001      1.000          1.141                 --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2006      1.103          1.218             28,512
                                                       2005      1.085          1.103            110,014
                                                       2004      1.019          1.085            115,405
                                                       2003      0.798          1.019            118,746
                                                       2002      1.000          0.798                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.996          1.018            365,576
                                                       2005      0.991          0.996            337,114
                                                       2004      0.998          0.991             90,836
                                                       2003      1.000          0.998              2,550

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.107          1.170                 --
                                                       2005      1.080          1.107                 --
                                                       2004      1.000          1.080                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.391          1.601            472,960
                                                       2005      1.372          1.391            516,959
                                                       2004      1.241          1.372            439,996
                                                       2003      1.000          1.241              9,795

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.625          1.790            788,623
                                                       2005      1.529          1.625            891,248
                                                       2004      1.256          1.529            337,639
                                                       2003      1.000          1.256            171,217

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.096          1.130                 --
                                                       2005      1.075          1.096                 --
                                                       2004      1.000          1.075                 --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.434          1.363            119,361

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.331          1.401            121,821

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.336          1.412            254,579

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.271          1.353             63,505

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.492          1.641            503,697

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.282          1.312             72,557

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.130          1.192                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.270          1.329            330,209

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.076            556,202

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.070             30,882

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.359          1.340            168,317

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.281          1.269              9,703

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.262          1.393            611,218

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.218            662,239

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.460          1.567            132,280

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.092          1.147              8,605

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.122          1.160          1,268,342

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.027          1,422,559

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      0.885          0.862            388,262

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.110          1.151            186,368

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.995          1.016            684,798
                                                       2006      1.000          0.995            884,269

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.212          1.227            360,693

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.428          1.462          1,798,073

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.059              5,308

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.041            215,648

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.047             93,358

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.053             83,637

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.058            123,201

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.311          1.399          3,994,432

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.049          1,352,414

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.067             76,994

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.084          1.150                753

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.035          1.069                 --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.987          0.995                 --
                                                       2005      0.977          0.987            697,307
                                                       2004      0.986          0.977            810,036
                                                       2003      0.996          0.986            146,533
                                                       2002      1.000          0.996            503,034

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.111          1.329                 --
                                                       2005      1.071          1.111              4,459
                                                       2004      1.000          1.071              4,344

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.119          1.107          3,283,429
                                                       2005      1.117          1.119          2,555,183
                                                       2004      1.045          1.117            974,468
                                                       2003      1.000          1.045            233,173

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.146          1.169          9,603,831
                                                       2005      1.140          1.146         12,289,203
                                                       2004      1.107          1.140         11,093,565
                                                       2003      1.074          1.107         10,441,947
                                                       2002      1.003          1.074          3,411,930
                                                       2001      1.000          1.003                 --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.458          1.828            136,687
                                                       2005      1.323          1.458            188,294
                                                       2004      1.160          1.323            191,672
                                                       2003      0.919          1.160            186,378
                                                       2002      1.138          0.919             63,610
                                                       2001      1.000          1.138                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.874          2.157            367,368
                                                       2005      1.783          1.874            418,626
                                                       2004      1.439          1.783            396,956
                                                       2003      0.980          1.439            376,864
                                                       2002      1.221          0.980            182,271
                                                       2001      1.000          1.221                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.277          1.359                 --
                                                       2005      1.196          1.277            190,318
                                                       2004      1.144          1.196            375,673
                                                       2003      0.901          1.144            277,176
                                                       2002      1.206          0.901             89,349
                                                       2001      1.000          1.206                 --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.193          1.270                 --
                                                       2005      1.211          1.193            874,457
                                                       2004      1.160          1.211          1,867,255
                                                       2003      0.936          1.160          1,506,911
                                                       2002      1.000          0.936             71,159

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.314          1.434                 --
                                                       2005      1.191          1.314            145,447
                                                       2004      1.042          1.191            154,508
                                                       2003      0.793          1.042             85,024
                                                       2002      1.000          0.793             12,568

  Travelers Equity Income Subaccount (10/00).........  2006      1.360          1.428                 --
                                                       2005      1.326          1.360          2,433,988
                                                       2004      1.229          1.326          2,231,165
                                                       2003      0.955          1.229          1,497,940
                                                       2002      1.130          0.955            132,792
                                                       2001      1.000          1.130                 --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.300          1.331                 --
                                                       2005      1.291          1.300            144,173
                                                       2004      1.191          1.291            148,509
                                                       2003      0.991          1.191            117,943
                                                       2002      1.000          0.991             35,619

  Travelers Federated Stock Subaccount (3/02)........  2006      1.100          1.138                 --
                                                       2005      1.064          1.100            143,924
                                                       2004      0.980          1.064            186,769
                                                       2003      0.782          0.980            159,882
                                                       2002      1.000          0.782             39,368

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Large Cap Subaccount (6/00)..............  2006      1.177          1.212                 --
                                                       2005      1.103          1.177            305,074
                                                       2004      1.055          1.103            587,004
                                                       2003      0.862          1.055            525,495
                                                       2002      1.138          0.862             71,115
                                                       2001      1.000          1.138                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.108          1.177                 --
                                                       2005      1.000          1.108              4,537

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.019          1.022                 --
                                                       2005      1.007          1.019             25,289

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.053          1.090                 --
                                                       2005      1.008          1.053             49,057

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.086          1.132                 --
                                                       2005      1.000          1.086             44,275

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.030          1.049                 --
                                                       2005      1.000          1.030              4,434

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.259          1.336                 --
                                                       2005      1.145          1.259            382,840
                                                       2004      1.006          1.145            528,392
                                                       2003      0.846          1.006            438,531
                                                       2002      1.151          0.846             27,272
                                                       2001      1.000          1.151                 --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      0.837          0.885                 --
                                                       2005      0.827          0.837            363,071
                                                       2004      0.738          0.827            197,288
                                                       2003      0.549          0.738             79,566
                                                       2002      1.000          0.549              6,056

  Travelers MFS Total Return Subaccount (7/00).......  2006      1.271          1.311                 --
                                                       2005      1.258          1.271          5,187,440
                                                       2004      1.150          1.258          4,470,787
                                                       2003      1.005          1.150          3,403,681
                                                       2002      1.081          1.005            458,806
                                                       2001      1.000          1.081                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers MFS Value Subaccount (5/04)..............  2006      1.169          1.262                 --
                                                       2005      1.119          1.169            425,726
                                                       2004      1.000          1.119             22,370

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.300          1.492                 --
                                                       2005      1.209          1.300            476,199
                                                       2004      1.064          1.209            377,856
                                                       2003      0.843          1.064             45,040
                                                       2002      1.000          0.843              7,884

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.377          1.460                 --
                                                       2005      1.324          1.377            109,545
                                                       2004      1.213          1.324             68,258
                                                       2003      1.000          1.213             14,955

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.038          1.092                 --
                                                       2005      1.036          1.038              2,664

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.112          1.122                 --
                                                       2005      1.092          1.112          1,908,893
                                                       2004      1.000          1.092            828,053

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.121          1.110                 --
                                                       2005      1.124          1.121            368,729
                                                       2004      1.108          1.124            426,060
                                                       2003      1.055          1.108            631,330
                                                       2002      1.000          1.055            157,635

  Travelers Strategic Equity Subaccount (6/00).......  2006      1.056          1.101                 --
                                                       2005      1.054          1.056            229,625
                                                       2004      0.974          1.054            192,976
                                                       2003      0.749          0.974            137,627
                                                       2002      1.148          0.749             83,170
                                                       2001      1.000          1.148                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.113          1.281                 --
                                                       2005      1.027          1.113              8,406

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.109          1.271                 --
                                                       2005      1.000          1.109             15,029

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.075          1.035                 --
                                                       2005      1.049          1.075                 --
                                                       2004      1.000          1.049                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2006      1.158          1.319            230,533
                                                       2005      1.133          1.158            455,555
                                                       2004      0.983          1.133            360,935
                                                       2003      0.766          0.983            472,048
                                                       2002      1.000          0.766            182,669

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2006      0.963          1.010                 --
                                                       2005      0.909          0.963                 --
                                                       2004      0.893          0.909              2,000
                                                       2003      0.723          0.893              2,000
                                                       2002      1.000          0.723              2,000

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/02).............................................  2006      1.412          1.545            326,686
                                                       2005      1.233          1.412            507,515
                                                       2004      1.091          1.233            413,003
                                                       2003      0.867          1.091            328,539
                                                       2002      1.000          0.867            101,822

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)...........................  2006      1.247          1.393             19,110
                                                       2005      1.053          1.247             26,031
                                                       2004      1.059          1.053             29,168
                                                       2003      0.863          1.059             13,751
                                                       2002      1.000          0.863              1,000

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.643          1.813          1,974,513
                                                       2005      1.418          1.643          1,993,749
                                                       2004      1.159          1.418          1,597,208
                                                       2003      0.854          1.159          1,203,368
                                                       2002      1.000          0.854            289,347





                         SEPARATE ACCOUNT CHARGES 1.95%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.372          1.337               --
                                                       2005      1.218          1.372               --
                                                       2004      1.147          1.218               --
                                                       2003      0.948          1.147               --
                                                       2002      1.000          0.948               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.626          1.921               --
                                                       2005      1.454          1.626               --
                                                       2004      1.306          1.454               --
                                                       2003      0.984          1.306               --
                                                       2002      1.000          0.984               --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.620          1.752            7,507
                                                       2005      1.422          1.620            7,510
                                                       2004      1.289          1.422               --
                                                       2003      0.961          1.289               --
                                                       2002      1.000          0.961               --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.417          1.601               --
                                                       2005      1.365          1.417               --
                                                       2004      1.261          1.365               --
                                                       2003      0.971          1.261               --
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.612          1.593               --
                                                       2005      1.391          1.612               --
                                                       2004      1.186          1.391               --
                                                       2003      0.968          1.186               --
                                                       2002      1.000          0.968               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.789          2.328               --
                                                       2005      1.702          1.789           10,218
                                                       2004      1.321          1.702               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2006      1.217          1.390           23,082
                                                       2005      1.189          1.217           19,911
                                                       2004      1.154          1.189               --
                                                       2003      0.971          1.154               --
                                                       2002      1.000          0.971               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2006      1.429          1.454               --
                                                       2005      1.377          1.429               --
                                                       2004      1.261          1.377               --
                                                       2003      0.976          1.261               --
                                                       2002      1.000          0.976               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.412               --
                                                       2005      1.203          1.299               --
                                                       2004      1.074          1.203               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.444               --
                                                       2005      1.201          1.297               --
                                                       2004      1.067          1.201               --
                                                       2003      1.000          1.067               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.462          1.697               --
                                                       2005      1.348          1.462           24,185
                                                       2004      1.220          1.348               --
                                                       2003      0.994          1.220               --
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.205          2.770            4,694
                                                       2005      1.764          2.205            5,475
                                                       2004      1.443          1.764               --
                                                       2003      1.000          1.443               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.610          1.918               --
                                                       2005      1.490          1.610               --
                                                       2004      1.282          1.490               --
                                                       2003      0.989          1.282               --
                                                       2002      1.000          0.989               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.537          1.837               --
                                                       2005      1.440          1.537            6,845
                                                       2004      1.265          1.440               --
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.059          1.082               --
                                                       2005      1.066          1.059               --
                                                       2004      1.000          1.066               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.243          1.283               --
                                                       2005      1.178          1.243               --
                                                       2004      1.109          1.178               --
                                                       2003      0.994          1.109               --
                                                       2002      1.000          0.994               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2006      1.510          1.574               --
                                                       2005      1.370          1.510               --
                                                       2004      1.223          1.370               --
                                                       2003      0.988          1.223               --
                                                       2002      1.000          0.988               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2006      1.464          1.548               --
                                                       2005      1.338          1.464               --
                                                       2004      1.357          1.338               --
                                                       2003      0.944          1.357               --
                                                       2002      1.000          0.944               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02).....................................  2006      1.261          1.459               --
                                                       2005      1.218          1.261               --
                                                       2004      1.188          1.218               --
                                                       2003      0.980          1.188               --
                                                       2002      1.000          0.980               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.529          1.711               --
                                                       2005      1.500          1.529            6,970
                                                       2004      1.331          1.500               --
                                                       2003      1.000          1.331               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.419          1.643               --
                                                       2005      1.390          1.419               --
                                                       2004      1.309          1.390               --
                                                       2003      0.960          1.309               --
                                                       2002      1.000          0.960               --

  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.407          1.632               --
                                                       2005      1.347          1.407               --
                                                       2004      1.244          1.347               --
                                                       2003      0.959          1.244               --
                                                       2002      1.000          0.959               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.385          1.416               --
                                                       2005      1.342          1.385               --
                                                       2004      1.362          1.342               --
                                                       2003      0.961          1.362               --
                                                       2002      1.000          0.961               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.645          1.819           12,736
                                                       2005      1.599          1.645           13,402
                                                       2004      1.416          1.599               --
                                                       2003      0.970          1.416               --
                                                       2002      1.000          0.970               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2006      1.504          1.638               --
                                                       2005      1.396          1.504               --
                                                       2004      1.304          1.396               --
                                                       2003      0.949          1.304               --
                                                       2002      1.000          0.949               --

  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.339          1.512            8,270
                                                       2005      1.310          1.339            8,273
                                                       2004      1.211          1.310               --
                                                       2003      0.967          1.211               --
                                                       2002      1.000          0.967               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2006      1.334          1.470               --
                                                       2005      1.312          1.334               --
                                                       2004      1.235          1.312               --
                                                       2003      0.967          1.235               --
                                                       2002      1.000          0.967               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.994          1.015               --
                                                       2005      0.990          0.994               --
                                                       2004      0.998          0.990               --
                                                       2003      1.000          0.998               --

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.105          1.167               --
                                                       2005      1.079          1.105               --
                                                       2004      1.000          1.079               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.387          1.595               --
                                                       2005      1.370          1.387               --
                                                       2004      1.240          1.370               --
                                                       2003      1.000          1.240               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.620          1.784               --
                                                       2005      1.527          1.620               --
                                                       2004      1.255          1.527               --
                                                       2003      1.000          1.255               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.094          1.127               --
                                                       2005      1.074          1.094               --
                                                       2004      1.000          1.074               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.761          1.672               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.343          1.412               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.532          1.618               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.270          1.350               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.767          1.942           16,617

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.593          1.630               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.127          1.189               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.347          1.408            2,880

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.075           38,973

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.453          1.432               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.279          1.267               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.260          1.389               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.217           19,883

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.456          1.562               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.091          1.145               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.120          1.157               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.026           11,865

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.565          1.524            5,207

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.063          1.102               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.995          1.015               --
                                                       2006      1.000          0.995               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.355          1.370               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.429          1.462               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.047               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.057               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.282          1.367            2,887

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.049           12,181

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.066               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.082          1.147               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.033          1.067               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.987          0.995               --
                                                       2005      0.979          0.987               --
                                                       2004      0.988          0.979               --
                                                       2003      1.000          0.988               --
                                                       2002      1.000          1.000               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.110          1.326               --
                                                       2005      1.070          1.110               --
                                                       2004      1.000          1.070               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.116          1.103               --
                                                       2005      1.115          1.116               --
                                                       2004      1.044          1.115               --
                                                       2003      1.000          1.044               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.077          1.097            6,520
                                                       2005      1.072          1.077            6,523
                                                       2004      1.042          1.072               --
                                                       2003      1.012          1.042               --
                                                       2002      1.000          1.012               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.572          1.969               --
                                                       2005      1.428          1.572               --
                                                       2004      1.253          1.428               --
                                                       2003      0.994          1.253               --
                                                       2002      1.000          0.994               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.863          2.143           11,493
                                                       2005      1.774          1.863           11,803
                                                       2004      1.433          1.774               --
                                                       2003      0.977          1.433               --
                                                       2002      1.000          0.977               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.366          1.453               --
                                                       2005      1.281          1.366               --
                                                       2004      1.226          1.281               --
                                                       2003      0.967          1.226               --
                                                       2002      1.000          0.967               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.265          1.347               --
                                                       2005      1.285          1.265            2,881
                                                       2004      1.233          1.285               --
                                                       2003      0.996          1.233               --
                                                       2002      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.614          1.761               --
                                                       2005      1.464          1.614               --
                                                       2004      1.282          1.464               --
                                                       2003      0.977          1.282               --
                                                       2002      1.000          0.977               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Equity Income Subaccount (10/00).........  2006      1.361          1.429               --
                                                       2005      1.329          1.361               --
                                                       2004      1.233          1.329               --
                                                       2003      0.958          1.233               --
                                                       2002      1.000          0.958               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.311          1.343               --
                                                       2005      1.304          1.311               --
                                                       2004      1.205          1.304               --
                                                       2003      1.003          1.205               --
                                                       2002      1.000          1.003               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.370          1.417               --
                                                       2005      1.327          1.370               --
                                                       2004      1.224          1.327               --
                                                       2003      0.978          1.224               --
                                                       2002      1.000          0.978               --

  Travelers Large Cap Subaccount (6/00)..............  2006      1.316          1.355               --
                                                       2005      1.235          1.316               --
                                                       2004      1.182          1.235               --
                                                       2003      0.967          1.182               --
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.176               --
                                                       2005      1.000          1.107               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.018          1.021               --
                                                       2005      1.007          1.018               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.052          1.089               --
                                                       2005      1.008          1.052               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.131               --
                                                       2005      1.000          1.085               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.048               --
                                                       2005      1.000          1.029               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.444          1.532               --
                                                       2005      1.314          1.444               --
                                                       2004      1.156          1.314               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.481          1.565               --
                                                       2005      1.465          1.481            5,209
                                                       2004      1.309          1.465               --
                                                       2003      0.974          1.309               --
                                                       2002      1.000          0.974               --

  Travelers MFS Total Return Subaccount (7/00).......  2006      1.243          1.282               --
                                                       2005      1.231          1.243            2,888
                                                       2004      1.127          1.231               --
                                                       2003      0.986          1.127               --
                                                       2002      1.000          0.986               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.167          1.260               --
                                                       2005      1.118          1.167               --
                                                       2004      1.000          1.118               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.540          1.767               --
                                                       2005      1.433          1.540           16,456
                                                       2004      1.263          1.433               --
                                                       2003      1.001          1.263               --
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.373          1.456               --
                                                       2005      1.321          1.373               --
                                                       2004      1.212          1.321               --
                                                       2003      1.000          1.212               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.037          1.091               --
                                                       2005      1.036          1.037               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.110          1.120               --
                                                       2005      1.092          1.110               --
                                                       2004      1.000          1.092               --

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.074          1.063               --
                                                       2005      1.078          1.074               --
                                                       2004      1.064          1.078               --
                                                       2003      1.014          1.064               --
                                                       2002      1.000          1.014               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Strategic Equity Subaccount (6/00).......  2006      1.363          1.421               --
                                                       2005      1.362          1.363               --
                                                       2004      1.260          1.362               --
                                                       2003      0.969          1.260               --
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.113          1.279               --
                                                       2005      1.027          1.113               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.270               --
                                                       2005      1.000          1.108               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.073          1.033               --
                                                       2005      1.049          1.073               --
                                                       2004      1.000          1.049               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2006      1.470          1.673            7,456
                                                       2005      1.439          1.470            7,459
                                                       2004      1.250          1.439               --
                                                       2003      0.974          1.250               --
                                                       2002      1.000          0.974               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2006      1.282          1.343               --
                                                       2005      1.212          1.282               --
                                                       2004      1.191          1.212               --
                                                       2003      0.966          1.191               --
                                                       2002      1.000          0.966               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/02).............................................  2006      1.610          1.759           20,986
                                                       2005      1.407          1.610           21,375
                                                       2004      1.246          1.407               --
                                                       2003      0.991          1.246               --
                                                       2002      1.000          0.991               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)...........................  2006      1.373          1.533               --
                                                       2005      1.160          1.373               --
                                                       2004      1.168          1.160               --
                                                       2003      0.953          1.168               --
                                                       2002      1.000          0.953               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.892          2.086           11,417
                                                       2005      1.635          1.892           12,281
                                                       2004      1.337          1.635               --
                                                       2003      0.986          1.337               --
                                                       2002      1.000          0.986               --





                         SEPARATE ACCOUNT CHARGES 2.00%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.370          1.334               --
                                                       2005      1.217          1.370               --
                                                       2004      1.146          1.217               --
                                                       2003      0.948          1.146               --
                                                       2002      1.000          0.948               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.624          1.917          130,979
                                                       2005      1.452          1.624           63,624
                                                       2004      1.305          1.452           16,089
                                                       2003      0.984          1.305               --
                                                       2002      1.000          0.984               --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.618          1.748          347,831
                                                       2005      1.420          1.618          258,891
                                                       2004      1.288          1.420           59,168
                                                       2003      0.961          1.288            2,719
                                                       2002      1.000          0.961               --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.415          1.598          316,239
                                                       2005      1.364          1.415          229,631
                                                       2004      1.261          1.364           71,798
                                                       2003      0.971          1.261           16,467
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.610          1.591               --
                                                       2005      1.389          1.610               --
                                                       2004      1.186          1.389               --
                                                       2003      0.968          1.186               --
                                                       2002      1.000          0.968               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.787          2.323               --
                                                       2005      1.701          1.787              705
                                                       2004      1.321          1.701               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2006      1.215          1.387               --
                                                       2005      1.187          1.215               --
                                                       2004      1.153          1.187               --
                                                       2003      0.971          1.153               --
                                                       2002      1.000          0.971               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2006      1.427          1.451            1,316
                                                       2005      1.375          1.427            1,318
                                                       2004      1.260          1.375               --
                                                       2003      0.976          1.260               --
                                                       2002      1.000          0.976               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410               --
                                                       2005      1.202          1.298               --
                                                       2004      1.074          1.202               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442               --
                                                       2005      1.200          1.295           34,696
                                                       2004      1.067          1.200            9,982
                                                       2003      1.000          1.067               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693               --
                                                       2005      1.347          1.459           76,699
                                                       2004      1.220          1.347           10,810
                                                       2003      0.994          1.220               --
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.202          2.765           32,985
                                                       2005      1.763          2.202           19,456
                                                       2004      1.442          1.763            1,778
                                                       2003      1.000          1.442               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.608          1.914           51,421
                                                       2005      1.489          1.608           45,342
                                                       2004      1.281          1.489           29,054
                                                       2003      0.989          1.281           24,859
                                                       2002      1.000          0.989               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.535          1.833               --
                                                       2005      1.438          1.535           17,765
                                                       2004      1.265          1.438            1,328
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.058          1.081               --
                                                       2005      1.066          1.058           18,869
                                                       2004      1.000          1.066               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.242          1.281               --
                                                       2005      1.176          1.242               --
                                                       2004      1.108          1.176               --
                                                       2003      0.994          1.108               --
                                                       2002      1.000          0.994               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2006      1.507          1.571               --
                                                       2005      1.369          1.507               --
                                                       2004      1.223          1.369               --
                                                       2003      0.988          1.223               --
                                                       2002      1.000          0.988               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2006      1.462          1.545               --
                                                       2005      1.337          1.462               --
                                                       2004      1.356          1.337               --
                                                       2003      0.944          1.356               --
                                                       2002      1.000          0.944               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02).....................................  2006      1.259          1.456               --
                                                       2005      1.217          1.259               --
                                                       2004      1.188          1.217               --
                                                       2003      0.980          1.188               --
                                                       2002      1.000          0.980               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708               --
                                                       2005      1.498          1.527            9,646
                                                       2004      1.330          1.498            2,221
                                                       2003      1.000          1.330               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.417          1.640               --
                                                       2005      1.389          1.417               --
                                                       2004      1.308          1.389               --
                                                       2003      0.960          1.308               --
                                                       2002      1.000          0.960               --

  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.405          1.628            1,090
                                                       2005      1.345          1.405            1,091
                                                       2004      1.243          1.345               --
                                                       2003      0.958          1.243               --
                                                       2002      1.000          0.958               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.383          1.413               --
                                                       2005      1.341          1.383               --
                                                       2004      1.361          1.341               --
                                                       2003      0.961          1.361               --
                                                       2002      1.000          0.961               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.642          1.815            5,333
                                                       2005      1.597          1.642            2,886
                                                       2004      1.415          1.597            1,205
                                                       2003      0.970          1.415               --
                                                       2002      1.000          0.970               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2006      1.502          1.635               --
                                                       2005      1.394          1.502               --
                                                       2004      1.304          1.394               --
                                                       2003      0.949          1.304               --
                                                       2002      1.000          0.949               --

  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.337          1.509            3,145
                                                       2005      1.308          1.337            3,148
                                                       2004      1.211          1.308            3,152
                                                       2003      0.967          1.211               --
                                                       2002      1.000          0.967               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2006      1.332          1.467               --
                                                       2005      1.311          1.332               --
                                                       2004      1.234          1.311               --
                                                       2003      0.967          1.234               --
                                                       2002      1.000          0.967               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.993          1.013            2,508
                                                       2005      0.989          0.993            2,511
                                                       2004      0.998          0.989            2,514
                                                       2003      1.000          0.998               --

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.104          1.165               --
                                                       2005      1.079          1.104               --
                                                       2004      1.000          1.079               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.385          1.592            4,946
                                                       2005      1.369          1.385            4,107
                                                       2004      1.239          1.369               --
                                                       2003      1.000          1.239               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.618          1.780           40,715
                                                       2005      1.525          1.618           35,837
                                                       2004      1.255          1.525            6,621
                                                       2003      1.000          1.255              574

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.093          1.126               --
                                                       2005      1.074          1.093               --
                                                       2004      1.000          1.074               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.758          1.669               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.341          1.410            1,394

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.529          1.615               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.269          1.349            3,355

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.764          1.938            8,333

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.591          1.626            3,406

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.126          1.187               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.344          1.405               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.075            3,047

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.069            8,374

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.450          1.429               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.279          1.266               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.259          1.387           29,407

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.217            6,509

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.453          1.559               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.090          1.144               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.119          1.156          100,478

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.026           66,574

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.562          1.521           10,409

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.061          1.100           18,196

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.993          1.013               --
                                                       2006      1.000          0.993               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.352          1.367            3,521

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.426          1.459              935

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.057           27,716

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.057          220,196

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.280          1.365           77,028

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.048           84,318

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.066               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.081          1.145           18,491

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.032          1.065               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.986          0.993               --
                                                       2005      0.978          0.986               --
                                                       2004      0.987          0.978               --
                                                       2003      1.000          0.987               --
                                                       2002      1.000          1.000               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.109          1.325               --
                                                       2005      1.070          1.109               --
                                                       2004      1.000          1.070               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.115          1.101          116,978
                                                       2005      1.114          1.115          151,970
                                                       2004      1.044          1.114           61,268
                                                       2003      1.000          1.044           29,542

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.076          1.095          177,810
                                                       2005      1.071          1.076          174,968
                                                       2004      1.042          1.071           31,435
                                                       2003      1.012          1.042           14,239
                                                       2002      1.000          1.012               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.569          1.965               --
                                                       2005      1.427          1.569               --
                                                       2004      1.253          1.427               --
                                                       2003      0.994          1.253               --
                                                       2002      1.000          0.994               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.860          2.138           16,952
                                                       2005      1.773          1.860           14,298
                                                       2004      1.433          1.773               --
                                                       2003      0.977          1.433               --
                                                       2002      1.000          0.977               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450               --
                                                       2005      1.279          1.364               --
                                                       2004      1.226          1.279               --
                                                       2003      0.967          1.226               --
                                                       2002      1.000          0.967               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.263          1.344               --
                                                       2005      1.284          1.263               --
                                                       2004      1.232          1.284               --
                                                       2003      0.996          1.232               --
                                                       2002      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.611          1.758               --
                                                       2005      1.462          1.611               --
                                                       2004      1.281          1.462               --
                                                       2003      0.977          1.281               --
                                                       2002      1.000          0.977               --

  Travelers Equity Income Subaccount (10/00).........  2006      1.359          1.426               --
                                                       2005      1.327          1.359              938
                                                       2004      1.232          1.327               --
                                                       2003      0.958          1.232               --
                                                       2002      1.000          0.958               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.309          1.341               --
                                                       2005      1.303          1.309            1,397
                                                       2004      1.204          1.303               --
                                                       2003      1.003          1.204               --
                                                       2002      1.000          1.003               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.368          1.415               --
                                                       2005      1.325          1.368               --
                                                       2004      1.223          1.325               --
                                                       2003      0.978          1.223               --
                                                       2002      1.000          0.978               --

  Travelers Large Cap Subaccount (6/00)..............  2006      1.314          1.352               --
                                                       2005      1.233          1.314            3,521
                                                       2004      1.181          1.233            3,521
                                                       2003      0.967          1.181              616
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.175               --
                                                       2005      1.000          1.107           23,645

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.018          1.021               --
                                                       2005      1.007          1.018               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.052          1.088               --
                                                       2005      1.008          1.052               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130               --
                                                       2005      1.000          1.085           11,903

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.048               --
                                                       2005      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.442          1.529               --
                                                       2005      1.313          1.442               --
                                                       2004      1.156          1.313               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.478          1.562               --
                                                       2005      1.463          1.478            3,169
                                                       2004      1.308          1.463               --
                                                       2003      0.974          1.308               --
                                                       2002      1.000          0.974               --

  Travelers MFS Total Return Subaccount (7/00).......  2006      1.242          1.280               --
                                                       2005      1.230          1.242           54,528
                                                       2004      1.126          1.230            3,680
                                                       2003      0.986          1.126              635
                                                       2002      1.000          0.986               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.166          1.259               --
                                                       2005      1.118          1.166           27,311
                                                       2004      1.000          1.118               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.537          1.764               --
                                                       2005      1.432          1.537            8,336
                                                       2004      1.262          1.432               --
                                                       2003      1.001          1.262               --
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453               --
                                                       2005      1.320          1.372               --
                                                       2004      1.212          1.320               --
                                                       2003      1.000          1.212               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.037          1.090               --
                                                       2005      1.036          1.037               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.109          1.119               --
                                                       2005      1.091          1.109           93,381
                                                       2004      1.000          1.091           34,210

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.073          1.061               --
                                                       2005      1.077          1.073           18,568
                                                       2004      1.063          1.077               --
                                                       2003      1.014          1.063               --
                                                       2002      1.000          1.014               --

  Travelers Strategic Equity Subaccount (6/00).......  2006      1.361          1.418               --
                                                       2005      1.361          1.361               --
                                                       2004      1.260          1.361               --
                                                       2003      0.969          1.260               --
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.112          1.279               --
                                                       2005      1.027          1.112               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269               --
                                                       2005      1.000          1.108               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.072          1.032               --
                                                       2005      1.048          1.072               --
                                                       2004      1.000          1.048               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2006      1.467          1.669               --
                                                       2005      1.438          1.467               --
                                                       2004      1.249          1.438               --
                                                       2003      0.974          1.249               --
                                                       2002      1.000          0.974               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2006      1.280          1.340               --
                                                       2005      1.211          1.280               --
                                                       2004      1.190          1.211               --
                                                       2003      0.966          1.190               --
                                                       2002      1.000          0.966               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/02).............................................  2006      1.607          1.756            1,223
                                                       2005      1.406          1.607            1,225
                                                       2004      1.245          1.406               --
                                                       2003      0.991          1.245               --
                                                       2002      1.000          0.991               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)...........................  2006      1.371          1.530               --
                                                       2005      1.159          1.371               --
                                                       2004      1.167          1.159               --
                                                       2003      0.953          1.167               --
                                                       2002      1.000          0.953               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.889          2.082           63,186
                                                       2005      1.633          1.889           48,261
                                                       2004      1.336          1.633            8,965
                                                       2003      0.986          1.336              536
                                                       2002      1.000          0.986               --





                         SEPARATE ACCOUNT CHARGES 2.05%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.156          1.126               --
                                                       2005      1.028          1.156            2,023
                                                       2004      0.968          1.028               --
                                                       2003      0.801          0.968               --
                                                       2002      1.182          0.801               --
                                                       2001      1.000          1.182               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.635          1.929          108,164
                                                       2005      1.463          1.635           92,526
                                                       2004      1.316          1.463           45,727
                                                       2003      0.993          1.316               --
                                                       2002      1.187          0.993               --
                                                       2001      1.000          1.187               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.540          1.663          354,787
                                                       2005      1.353          1.540          339,051
                                                       2004      1.227          1.353          224,757
                                                       2003      0.916          1.227           13,689
                                                       2002      1.237          0.916               --
                                                       2001      1.000          1.237               --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.330          1.501          210,901
                                                       2005      1.282          1.330          210,374
                                                       2004      1.186          1.282          141,724
                                                       2003      0.914          1.186           88,389
                                                       2002      1.143          0.914               --
                                                       2001      1.000          1.143               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.287          1.272               --
                                                       2005      1.111          1.287               --
                                                       2004      0.949          1.111               --
                                                       2003      0.775          0.949               --
                                                       2002      1.000          0.775               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.690          2.196               --
                                                       2005      1.609          1.690               --
                                                       2004      1.250          1.609               --
                                                       2003      0.952          1.250               --
                                                       2002      1.000          0.952               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2006      0.997          1.138               --
                                                       2005      0.975          0.997               --
                                                       2004      0.948          0.975               --
                                                       2003      0.798          0.948               --
                                                       2002      1.000          0.798               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2006      1.096          1.114               --
                                                       2005      1.057          1.096               --
                                                       2004      0.969          1.057               --
                                                       2003      0.751          0.969               --
                                                       2002      1.000          0.751               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408               --
                                                       2005      1.201          1.297               --
                                                       2004      1.074          1.201               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440               --
                                                       2005      1.199          1.294            6,383
                                                       2004      1.067          1.199            1,538
                                                       2003      1.000          1.067               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.233          1.430               --
                                                       2005      1.138          1.233          113,725
                                                       2004      1.031          1.138           62,851
                                                       2003      0.841          1.031               --
                                                       2002      1.000          0.841               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.199          2.760           33,315
                                                       2005      1.761          2.199           34,370
                                                       2004      1.442          1.761           27,878
                                                       2003      1.000          1.442            4,181

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.469          1.747          110,754
                                                       2005      1.361          1.469           98,761
                                                       2004      1.172          1.361           66,369
                                                       2003      0.904          1.172           10,166
                                                       2002      1.134          0.904               --
                                                       2001      1.000          1.134               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.237          1.477               --
                                                       2005      1.160          1.237            5,511
                                                       2004      1.020          1.160            1,140
                                                       2003      0.788          1.020               --
                                                       2002      1.000          0.788               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.080               --
                                                       2005      1.065          1.057               --
                                                       2004      1.000          1.065               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.135          1.171               --
                                                       2005      1.076          1.135               --
                                                       2004      1.015          1.076               --
                                                       2003      0.911          1.015               --
                                                       2002      1.000          0.911               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2006      1.117          1.163               --
                                                       2005      1.015          1.117               --
                                                       2004      0.907          1.015               --
                                                       2003      0.733          0.907               --
                                                       2002      1.000          0.733               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2006      0.962          1.017               --
                                                       2005      0.880          0.962               --
                                                       2004      0.894          0.880               --
                                                       2003      0.623          0.894               --
                                                       2002      1.000          0.623               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02).....................................  2006      0.947          1.095               --
                                                       2005      0.916          0.947               --
                                                       2004      0.894          0.916               --
                                                       2003      0.738          0.894               --
                                                       2002      1.000          0.738               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.525          1.705               --
                                                       2005      1.497          1.525           11,493
                                                       2004      1.330          1.497           11,540
                                                       2003      1.000          1.330               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.219          1.411           62,630
                                                       2005      1.196          1.219           30,618
                                                       2004      1.127          1.196            9,549
                                                       2003      0.827          1.127               --
                                                       2002      1.127          0.827               --
                                                       2001      1.000          1.127               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.250          1.448           17,601
                                                       2005      1.197          1.250           18,740
                                                       2004      1.107          1.197            9,435
                                                       2003      0.854          1.107               --
                                                       2002      1.133          0.854               --
                                                       2001      1.000          1.133               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.145          1.169               --
                                                       2005      1.111          1.145               --
                                                       2004      1.128          1.111               --
                                                       2003      0.797          1.128               --
                                                       2002      1.000          0.797               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.357          1.499           46,016
                                                       2005      1.320          1.357           57,267
                                                       2004      1.171          1.320           56,224
                                                       2003      0.802          1.171               --
                                                       2002      1.255          0.802               --
                                                       2001      1.000          1.255               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2006      1.192          1.297               --
                                                       2005      1.107          1.192               --
                                                       2004      1.035          1.107               --
                                                       2003      0.754          1.035               --
                                                       2002      1.000          0.754               --

  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.198          1.351           31,907
                                                       2005      1.173          1.198           32,169
                                                       2004      1.086          1.173           24,381
                                                       2003      0.867          1.086               --
                                                       2002      1.141          0.867               --
                                                       2001      1.000          1.141               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2006      1.095          1.206               --
                                                       2005      1.079          1.095               --
                                                       2004      1.016          1.079               --
                                                       2003      0.797          1.016               --
                                                       2002      1.000          0.797               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.991          1.011           26,480
                                                       2005      0.989          0.991           30,100
                                                       2004      0.997          0.989               --
                                                       2003      1.000          0.997               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.103          1.164               --
                                                       2005      1.078          1.103               --
                                                       2004      1.000          1.078               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.383          1.589           70,166
                                                       2005      1.368          1.383           70,546
                                                       2004      1.239          1.368           69,261
                                                       2003      1.000          1.239           71,566

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.616          1.777           76,489
                                                       2005      1.524          1.616           78,565
                                                       2004      1.254          1.524           66,625
                                                       2003      1.000          1.254           13,602

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.092          1.125               --
                                                       2005      1.073          1.092               --
                                                       2004      1.000          1.073               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.423          1.350               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.321          1.388            4,587

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.324          1.398           39,338

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.269          1.348            2,871

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.480          1.626           52,338

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.272          1.300               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.125          1.186               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.260          1.316               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.074               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.069            5,423

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.346          1.326               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.278          1.265               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.257          1.385           22,768

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.216            3,163

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.451          1.556           31,894

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.090          1.143               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.117          1.154           52,405

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.026           39,878

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      0.877          0.854           11,223

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.101          1.140               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.987          1.006            7,633
                                                       2006      1.000          0.987               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.201          1.214               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.415          1.447           74,282

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.051           15,509

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.056               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.299          1.385          145,862

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.048            6,723

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.066            2,322

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.080          1.143               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.031          1.064               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.980          0.987               --
                                                       2005      0.972          0.980               --
                                                       2004      0.982          0.972               --
                                                       2003      0.995          0.982               --
                                                       2002      1.000          0.995               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.108          1.323               --
                                                       2005      1.069          1.108               --
                                                       2004      1.000          1.069               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.113          1.099          384,032
                                                       2005      1.113          1.113          288,960
                                                       2004      1.043          1.113          171,050
                                                       2003      1.000          1.043           78,471

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.137          1.156          390,243
                                                       2005      1.132          1.137          388,412
                                                       2004      1.102          1.132          164,259
                                                       2003      1.071          1.102               --
                                                       2002      1.002          1.071               --
                                                       2001      1.000          1.002               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.445          1.809               --
                                                       2005      1.315          1.445               --
                                                       2004      1.155          1.315               --
                                                       2003      0.917          1.155               --
                                                       2002      1.137          0.917               --
                                                       2001      1.000          1.137               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.858          2.135           31,363
                                                       2005      1.771          1.858           34,614
                                                       2004      1.433          1.771           15,588
                                                       2003      0.977          1.433               --
                                                       2002      1.220          0.977               --
                                                       2001      1.000          1.220               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.266          1.346               --
                                                       2005      1.189          1.266               --
                                                       2004      1.139          1.189               --
                                                       2003      0.899          1.139               --
                                                       2002      1.206          0.899               --
                                                       2001      1.000          1.206               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.184          1.260               --
                                                       2005      1.204          1.184               --
                                                       2004      1.156          1.204               --
                                                       2003      0.935          1.156               --
                                                       2002      1.000          0.935               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.304          1.423               --
                                                       2005      1.184          1.304               --
                                                       2004      1.038          1.184               --
                                                       2003      0.792          1.038               --
                                                       2002      1.000          0.792               --

  Travelers Equity Income Subaccount (10/00).........  2006      1.348          1.415               --
                                                       2005      1.317          1.348           74,242
                                                       2004      1.224          1.317           52,584
                                                       2003      0.952          1.224           35,771
                                                       2002      1.129          0.952               --
                                                       2001      1.000          1.129               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.290          1.321               --
                                                       2005      1.284          1.290            4,553
                                                       2004      1.187          1.284            4,376
                                                       2003      0.990          1.187               --
                                                       2002      1.000          0.990               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.091          1.128               --
                                                       2005      1.058          1.091               --
                                                       2004      0.977          1.058               --
                                                       2003      0.781          0.977               --
                                                       2002      1.000          0.781               --

  Travelers Large Cap Subaccount (6/00)..............  2006      1.167          1.201               --
                                                       2005      1.096          1.167               --
                                                       2004      1.050          1.096               --
                                                       2003      0.860          1.050               --
                                                       2002      1.137          0.860               --
                                                       2001      1.000          1.137               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.175               --
                                                       2005      1.000          1.107               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.018          1.020               --
                                                       2005      1.007          1.018               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.052          1.088               --
                                                       2005      1.008          1.052           14,308

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130               --
                                                       2005      1.000          1.085               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.047               --
                                                       2005      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.249          1.324               --
                                                       2005      1.137          1.249           39,338
                                                       2004      1.002          1.137           33,831
                                                       2003      0.844          1.002               --
                                                       2002      1.151          0.844               --
                                                       2001      1.000          1.151               --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      0.830          0.877               --
                                                       2005      0.822          0.830           10,540
                                                       2004      0.736          0.822           10,388
                                                       2003      0.548          0.736               --
                                                       2002      1.000          0.548               --

  Travelers MFS Total Return Subaccount (7/00).......  2006      1.261          1.299               --
                                                       2005      1.250          1.261           80,510
                                                       2004      1.144          1.250           46,257
                                                       2003      1.002          1.144           74,835
                                                       2002      1.080          1.002               --
                                                       2001      1.000          1.080               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.165          1.257               --
                                                       2005      1.117          1.165           19,960
                                                       2004      1.000          1.117            8,567

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.290          1.480               --
                                                       2005      1.202          1.290           47,848
                                                       2004      1.060          1.202           30,586
                                                       2003      0.842          1.060               --
                                                       2002      1.000          0.842               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.370          1.451               --
                                                       2005      1.319          1.370            2,908
                                                       2004      1.212          1.319            1,735
                                                       2003      1.000          1.212               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.037          1.090               --
                                                       2005      1.036          1.037               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117               --
                                                       2005      1.091          1.108           52,692
                                                       2004      1.000          1.091           30,316

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.113          1.101               --
                                                       2005      1.118          1.113               --
                                                       2004      1.104          1.118               --
                                                       2003      1.054          1.104               --
                                                       2002      1.000          1.054               --

  Travelers Strategic Equity Subaccount (6/00).......  2006      1.047          1.091               --
                                                       2005      1.047          1.047               --
                                                       2004      0.970          1.047               --
                                                       2003      0.747          0.970               --
                                                       2002      1.148          0.747               --
                                                       2001      1.000          1.148               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.112          1.278               --
                                                       2005      1.027          1.112               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269               --
                                                       2005      1.000          1.108               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.071          1.031               --
                                                       2005      1.048          1.071               --
                                                       2004      1.000          1.048               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2006      1.149          1.307               --
                                                       2005      1.127          1.149               --
                                                       2004      0.979          1.127               --
                                                       2003      0.764          0.979               --
                                                       2002      1.000          0.764               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2006      0.956          1.000               --
                                                       2005      0.904          0.956               --
                                                       2004      0.889          0.904               --
                                                       2003      0.722          0.889               --
                                                       2002      1.000          0.722               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/02).............................................  2006      1.402          1.530               --
                                                       2005      1.226          1.402               --
                                                       2004      1.087          1.226               --
                                                       2003      0.865          1.087               --
                                                       2002      1.000          0.865               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)...........................  2006      1.238          1.380               --
                                                       2005      1.047          1.238               --
                                                       2004      1.055          1.047               --
                                                       2003      0.862          1.055               --
                                                       2002      1.000          0.862               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.631          1.796           67,576
                                                       2005      1.411          1.631           89,979
                                                       2004      1.155          1.411           46,989
                                                       2003      0.853          1.155               --
                                                       2002      1.000          0.853               --





                         SEPARATE ACCOUNT CHARGES 2.10%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.304          1.269                --
                                                       2005      1.159          1.304                --
                                                       2004      1.093          1.159                --
                                                       2003      1.000          1.093                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.474          1.738           103,905
                                                       2005      1.319          1.474            33,810
                                                       2004      1.187          1.319            20,425
                                                       2003      1.000          1.187                --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.440          1.554         1,002,424
                                                       2005      1.266          1.440           495,689
                                                       2004      1.149          1.266           102,273
                                                       2003      1.000          1.149                --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.284          1.449           507,931
                                                       2005      1.239          1.284           278,103
                                                       2004      1.147          1.239           107,765
                                                       2003      1.000          1.147                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.551          1.532                --
                                                       2005      1.340          1.551               159
                                                       2004      1.145          1.340                --
                                                       2003      1.000          1.145                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.543          2.004                --
                                                       2005      1.470          1.543             1,987
                                                       2004      1.143          1.470                --
                                                       2003      1.000          1.143                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2006      1.169          1.334                --
                                                       2005      1.144          1.169                --
                                                       2004      1.112          1.144                --
                                                       2003      1.000          1.112                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2006      1.297          1.318                --
                                                       2005      1.252          1.297                --
                                                       2004      1.148          1.252                --
                                                       2003      1.000          1.148                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406                --
                                                       2005      1.201          1.295             2,632
                                                       2004      1.074          1.201                --
                                                       2003      1.000          1.074                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439                --
                                                       2005      1.199          1.293           118,685
                                                       2004      1.067          1.199                --
                                                       2003      1.000          1.067                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547                --
                                                       2005      1.232          1.334           156,547
                                                       2004      1.117          1.232            32,618
                                                       2003      1.000          1.117                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.924          2.414            97,572
                                                       2005      1.542          1.924            26,812
                                                       2004      1.263          1.542                --
                                                       2003      1.000          1.263                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.472          1.750           265,061
                                                       2005      1.364          1.472           111,621
                                                       2004      1.175          1.364            10,115
                                                       2003      1.000          1.175                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.406          1.678                --
                                                       2005      1.319          1.406           121,975
                                                       2004      1.161          1.319                --
                                                       2003      1.000          1.161                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.078                --
                                                       2005      1.065          1.057                --
                                                       2004      1.000          1.065                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.204          1.241                --
                                                       2005      1.142          1.204                --
                                                       2004      1.077          1.142                --
                                                       2003      1.000          1.077                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2006      1.374          1.431                --
                                                       2005      1.249          1.374                --
                                                       2004      1.117          1.249                --
                                                       2003      1.000          1.117                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2006      1.290          1.362                --
                                                       2005      1.181          1.290                --
                                                       2004      1.199          1.181                --
                                                       2003      1.000          1.199                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02).....................................  2006      1.208          1.395                --
                                                       2005      1.168          1.208                --
                                                       2004      1.141          1.168                --
                                                       2003      1.000          1.141                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502                --
                                                       2005      1.320          1.344            44,697
                                                       2004      1.173          1.320             4,856
                                                       2003      1.000          1.173                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.264          1.462                --
                                                       2005      1.241          1.264                --
                                                       2004      1.170          1.241                --
                                                       2003      1.000          1.170                --

  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.293          1.498            10,724
                                                       2005      1.240          1.293             5,937
                                                       2004      1.147          1.240                --
                                                       2003      1.000          1.147                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.179          1.203                --
                                                       2005      1.144          1.179                --
                                                       2004      1.162          1.144                --
                                                       2003      1.000          1.162                --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.432          1.581                --
                                                       2005      1.394          1.432                --
                                                       2004      1.236          1.394                --
                                                       2003      1.000          1.236                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2006      1.316          1.432                --
                                                       2005      1.223          1.316                --
                                                       2004      1.145          1.223                --
                                                       2003      1.000          1.145                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.245          1.403            58,180
                                                       2005      1.219          1.245            56,720
                                                       2004      1.130          1.219            54,008
                                                       2003      1.000          1.130                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2006      1.212          1.334                --
                                                       2005      1.194          1.212                --
                                                       2004      1.125          1.194                --
                                                       2003      1.000          1.125                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.990          1.010            17,256
                                                       2005      0.988          0.990            12,201
                                                       2004      0.997          0.988                --
                                                       2003      1.000          0.997                --

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.102          1.162                --
                                                       2005      1.078          1.102                --
                                                       2004      1.000          1.078                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.272          1.461            19,912
                                                       2005      1.258          1.272             5,316
                                                       2004      1.140          1.258                --
                                                       2003      1.000          1.140                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.488          1.635           118,005
                                                       2005      1.404          1.488            87,302
                                                       2004      1.156          1.404            16,199
                                                       2003      1.000          1.156                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.091          1.124                --
                                                       2005      1.073          1.091                --
                                                       2004      1.000          1.073                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.604          1.523                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.212          1.273                --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.438          1.518                --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.268          1.347                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.615          1.774            64,360

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.532          1.565             1,019

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.124          1.184                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.201          1.254                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.074                --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.342          1.321                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.278          1.264                --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.256          1.384           113,435

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.216            34,117

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.348          1.445                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.089          1.142                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.116          1.153           468,443

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.025           249,125

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.348          1.312             7,142

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.020          1.056                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.998          1.017                --
                                                       2006      1.000          0.998                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.283          1.296             7,020

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.308          1.337            45,657

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.046                --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.051                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.056            64,097

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.223          1.303           266,015

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.047           492,976

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.065                --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.078          1.142                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.030          1.062                --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.991          0.998                --
                                                       2005      0.984          0.991                --
                                                       2004      0.994          0.984                --
                                                       2003      1.000          0.994                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.107          1.321                --
                                                       2005      1.069          1.107                --
                                                       2004      1.000          1.069                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.115          1.099           274,083
                                                       2005      1.115          1.115           185,851
                                                       2004      1.046          1.115            10,245
                                                       2003      1.000          1.046                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.056          1.073           592,484
                                                       2005      1.052          1.056           470,959
                                                       2004      1.024          1.052             4,979
                                                       2003      1.000          1.024                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.475          1.845                --
                                                       2005      1.343          1.475                --
                                                       2004      1.180          1.343                --
                                                       2003      1.000          1.180                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.601          1.839                --
                                                       2005      1.528          1.601                --
                                                       2004      1.236          1.528                --
                                                       2003      1.000          1.236                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.262          1.342                --
                                                       2005      1.185          1.262                --
                                                       2004      1.136          1.185                --
                                                       2003      1.000          1.136                --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.128          1.201                --
                                                       2005      1.148          1.128                --
                                                       2004      1.103          1.148                --
                                                       2003      1.000          1.103                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.471          1.604                --
                                                       2005      1.336          1.471                --
                                                       2004      1.172          1.336                --
                                                       2003      1.000          1.172                --

  Travelers Equity Income Subaccount (10/00).........  2006      1.246          1.308                --
                                                       2005      1.218          1.246            45,518
                                                       2004      1.132          1.218                --
                                                       2003      1.000          1.132                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.184          1.212                --
                                                       2005      1.179          1.184                --
                                                       2004      1.091          1.179                --
                                                       2003      1.000          1.091                --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.280          1.323                --
                                                       2005      1.241          1.280                --
                                                       2004      1.146          1.241                --
                                                       2003      1.000          1.146                --

  Travelers Large Cap Subaccount (6/00)..............  2006      1.247          1.283                --
                                                       2005      1.172          1.247             1,666
                                                       2004      1.123          1.172                --
                                                       2003      1.000          1.123                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.106          1.174                --
                                                       2005      1.000          1.106                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.017          1.020                --
                                                       2005      1.007          1.017                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.051          1.087                --
                                                       2005      1.008          1.051                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129                --
                                                       2005      1.000          1.084                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.047                --
                                                       2005      1.000          1.028                --

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.357          1.438                --
                                                       2005      1.236          1.357                --
                                                       2004      1.090          1.236                --
                                                       2003      1.000          1.090                --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.276          1.348                --
                                                       2005      1.264          1.276             6,041
                                                       2004      1.132          1.264                --
                                                       2003      1.000          1.132                --

  Travelers MFS Total Return Subaccount (7/00).......  2006      1.187          1.223                --
                                                       2005      1.177          1.187            96,384
                                                       2004      1.078          1.177             9,432
                                                       2003      1.000          1.078                --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.164          1.256                --
                                                       2005      1.117          1.164           125,223
                                                       2004      1.000          1.117                --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.408          1.615                --
                                                       2005      1.313          1.408             3,713
                                                       2004      1.158          1.313                --
                                                       2003      1.000          1.158                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348                --
                                                       2005      1.226          1.273                --
                                                       2004      1.127          1.226                --
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.036          1.089                --
                                                       2005      1.036          1.036                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116                --
                                                       2005      1.091          1.107           119,462
                                                       2004      1.000          1.091                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Quality Bond Subaccount (3/02)...........  2006      1.031          1.020                --
                                                       2005      1.036          1.031                --
                                                       2004      1.024          1.036                --
                                                       2003      1.000          1.024                --

  Travelers Strategic Equity Subaccount (6/00).......  2006      1.204          1.254                --
                                                       2005      1.205          1.204                --
                                                       2004      1.116          1.205                --
                                                       2003      1.000          1.116                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.112          1.278                --
                                                       2005      1.026          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.070          1.030                --
                                                       2005      1.047          1.070                --
                                                       2004      1.000          1.047                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2006      1.332          1.513                --
                                                       2005      1.306          1.332                --
                                                       2004      1.136          1.306                --
                                                       2003      1.000          1.136                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2006      1.216          1.271                --
                                                       2005      1.151          1.216                --
                                                       2004      1.133          1.151                --
                                                       2003      1.000          1.133                --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/02).............................................  2006      1.469          1.603                --
                                                       2005      1.286          1.469                --
                                                       2004      1.141          1.286                --
                                                       2003      1.000          1.141                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)...........................  2006      1.295          1.444                --
                                                       2005      1.096          1.295                --
                                                       2004      1.105          1.096                --
                                                       2003      1.000          1.105                --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.690          1.860            92,430
                                                       2005      1.462          1.690            45,068
                                                       2004      1.198          1.462                --
                                                       2003      1.000          1.198                --

                         SEPARATE ACCOUNT CHARGES 2.15%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.364          1.326                --
                                                       2005      1.213          1.364            99,481
                                                       2004      1.144          1.213            91,022
                                                       2003      0.948          1.144                --
                                                       2002      1.000          0.948                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.616          1.905           619,602
                                                       2005      1.448          1.616           642,170
                                                       2004      1.303          1.448           440,414
                                                       2003      0.984          1.303            55,238
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.611          1.737         1,518,046
                                                       2005      1.416          1.611         1,532,708
                                                       2004      1.286          1.416         1,059,551
                                                       2003      0.960          1.286            99,932
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.409          1.588         1,370,373
                                                       2005      1.360          1.409         1,424,925
                                                       2004      1.259          1.360           945,214
                                                       2003      0.971          1.259            66,778
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.602          1.583                --
                                                       2005      1.385          1.602           106,587
                                                       2004      1.184          1.385            33,175
                                                       2003      0.968          1.184                --
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.779          2.309                --
                                                       2005      1.696          1.779           297,881
                                                       2004      1.319          1.696           259,924
                                                       2003      1.005          1.319            37,864
                                                       2002      1.000          1.005                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2006      1.209          1.379            44,533
                                                       2005      1.184          1.209            42,039
                                                       2004      1.151          1.184            17,366
                                                       2003      0.971          1.151                --
                                                       2002      1.000          0.971                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2006      1.420          1.442            64,332
                                                       2005      1.371          1.420            64,073
                                                       2004      1.258          1.371            28,245
                                                       2003      0.976          1.258             3,319
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.405                --
                                                       2005      1.200          1.294            88,966
                                                       2004      1.073          1.200            73,133
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.437                --
                                                       2005      1.198          1.291           257,968
                                                       2004      1.067          1.198           139,483
                                                       2003      1.000          1.067                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.453          1.683                --
                                                       2005      1.342          1.453           273,728
                                                       2004      1.218          1.342           164,481
                                                       2003      0.994          1.218             6,136
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.193          2.750           205,415
                                                       2005      1.759          2.193           191,267
                                                       2004      1.441          1.759           141,585
                                                       2003      1.000          1.441            54,560

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.601          1.903           151,425
                                                       2005      1.484          1.601           126,678
                                                       2004      1.279          1.484            93,506
                                                       2003      0.989          1.279                --
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.528          1.822                --
                                                       2005      1.434          1.528           377,836
                                                       2004      1.263          1.434           331,135
                                                       2003      0.976          1.263           124,930
                                                       2002      1.000          0.976                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.056          1.077                --
                                                       2005      1.065          1.056           162,457
                                                       2004      1.000          1.065            45,170

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.236          1.274                --
                                                       2005      1.173          1.236             2,435
                                                       2004      1.106          1.173             2,441
                                                       2003      0.994          1.106             2,442
                                                       2002      1.000          0.994                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2006      1.500          1.562                --
                                                       2005      1.365          1.500                --
                                                       2004      1.221          1.365                --
                                                       2003      0.988          1.221                --
                                                       2002      1.000          0.988                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2006      1.455          1.536            44,875
                                                       2005      1.332          1.455            46,971
                                                       2004      1.354          1.332            42,662
                                                       2003      0.944          1.354            29,485
                                                       2002      1.000          0.944                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02).....................................  2006      1.254          1.447                --
                                                       2005      1.213          1.254                --
                                                       2004      1.186          1.213                --
                                                       2003      0.980          1.186                --
                                                       2002      1.000          0.980                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.521          1.699                --
                                                       2005      1.495          1.521           145,348
                                                       2004      1.329          1.495           113,336
                                                       2003      1.000          1.329                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.410          1.630           257,057
                                                       2005      1.385          1.410           260,182
                                                       2004      1.306          1.385           267,262
                                                       2003      0.960          1.306            59,804
                                                       2002      1.000          0.960                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.398          1.619           136,721
                                                       2005      1.341          1.398           151,318
                                                       2004      1.241          1.341            70,944
                                                       2003      0.958          1.241                --
                                                       2002      1.000          0.958                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.377          1.405            76,886
                                                       2005      1.337          1.377            76,614
                                                       2004      1.359          1.337            52,362
                                                       2003      0.961          1.359             3,237
                                                       2002      1.000          0.961                --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.635          1.804           151,908
                                                       2005      1.592          1.635           145,079
                                                       2004      1.413          1.592           156,147
                                                       2003      0.970          1.413             9,472
                                                       2002      1.000          0.970                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2006      1.495          1.625           211,759
                                                       2005      1.390          1.495           239,561
                                                       2004      1.302          1.390           170,170
                                                       2003      0.949          1.302            15,395
                                                       2002      1.000          0.949                --

  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.331          1.499           385,878
                                                       2005      1.304          1.331           418,030
                                                       2004      1.209          1.304           393,773
                                                       2003      0.967          1.209           143,964
                                                       2002      1.000          0.967                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2006      1.326          1.459            11,074
                                                       2005      1.307          1.326            11,078
                                                       2004      1.232          1.307             4,238
                                                       2003      0.967          1.232                --
                                                       2002      1.000          0.967                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.989          1.008           147,437
                                                       2005      0.987          0.989           154,164
                                                       2004      0.997          0.987            96,297
                                                       2003      1.000          0.997                --

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.101          1.161             5,104
                                                       2005      1.078          1.101                --
                                                       2004      1.000          1.078                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.380          1.584           265,385
                                                       2005      1.365          1.380           279,776
                                                       2004      1.238          1.365           163,189
                                                       2003      1.000          1.238             6,050

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.612          1.771           193,203
                                                       2005      1.522          1.612           216,566
                                                       2004      1.253          1.522           114,516
                                                       2003      1.000          1.253                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.090          1.123                --
                                                       2005      1.073          1.090            27,047
                                                       2004      1.000          1.073            26,657

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.749          1.659           251,094

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.334          1.401           142,784

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.521          1.605           106,981

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.267          1.346             4,158

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.755          1.926           211,826

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.583          1.617           123,254

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.123          1.183            27,880

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.337          1.396            97,640

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.074           643,047

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.068            23,039

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.443          1.420           164,702

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.277          1.263             3,050

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.255          1.382           108,250

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.216           547,485

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.447          1.550             7,417

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.089          1.142            14,775

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.115          1.151           205,878

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.025           536,506

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.554          1.512           154,347

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.056          1.093           308,140

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.988          1.007           590,178
                                                       2006      1.000          0.988           675,864

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.345          1.359            53,652

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.419          1.450           230,863

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.045            40,513

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.051           419,931

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.055           265,171

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.274          1.356         1,340,623

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.047           767,136

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.065           131,454

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.077          1.140           151,268

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.029          1.061           127,950

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.981          0.988                --
                                                       2005      0.975          0.981           564,024
                                                       2004      0.986          0.975            75,548
                                                       2003      0.999          0.986                --
                                                       2002      1.000          0.999                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.106          1.320                --
                                                       2005      1.068          1.106            85,465
                                                       2004      1.000          1.068            61,540

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.110          1.095           515,241
                                                       2005      1.111          1.110           464,685
                                                       2004      1.043          1.111           214,161
                                                       2003      1.000          1.043                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.071          1.088           887,465
                                                       2005      1.068          1.071         1,035,472
                                                       2004      1.040          1.068           714,714
                                                       2003      1.012          1.040            27,193
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.562          1.953             3,198
                                                       2005      1.422          1.562             3,198
                                                       2004      1.251          1.422             3,198
                                                       2003      0.994          1.251                --
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.851          2.125           230,398
                                                       2005      1.767          1.851           238,322
                                                       2004      1.431          1.767           203,643
                                                       2003      0.977          1.431            82,176
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.357          1.443                --
                                                       2005      1.275          1.357           164,676
                                                       2004      1.224          1.275           122,713
                                                       2003      0.967          1.224             2,233
                                                       2002      1.000          0.967                --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.257          1.337                --
                                                       2005      1.280          1.257           118,022
                                                       2004      1.230          1.280            95,886
                                                       2003      0.995          1.230                --
                                                       2002      1.000          0.995                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.604          1.749                --
                                                       2005      1.458          1.604           249,664
                                                       2004      1.279          1.458           188,222
                                                       2003      0.977          1.279           112,924
                                                       2002      1.000          0.977                --

  Travelers Equity Income Subaccount (10/00).........  2006      1.353          1.419                --
                                                       2005      1.323          1.353           284,705
                                                       2004      1.230          1.323           207,293
                                                       2003      0.958          1.230            36,353
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.304          1.334                --
                                                       2005      1.299          1.304           142,773
                                                       2004      1.202          1.299            82,674
                                                       2003      1.003          1.202                --
                                                       2002      1.000          1.003                --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.362          1.408                --
                                                       2005      1.321          1.362           112,118
                                                       2004      1.221          1.321           107,094
                                                       2003      0.978          1.221                --
                                                       2002      1.000          0.978                --

  Travelers Large Cap Subaccount (6/00)..............  2006      1.308          1.345                --
                                                       2005      1.230          1.308            27,397
                                                       2004      1.179          1.230            71,256
                                                       2003      0.967          1.179                --
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.106          1.174                --
                                                       2005      1.000          1.106                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.017          1.019                --
                                                       2005      1.007          1.017                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.051          1.087                --
                                                       2005      1.008          1.051            45,691

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129                --
                                                       2005      1.000          1.084           244,231

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.046                --
                                                       2005      1.000          1.028            38,806

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.435          1.521                --
                                                       2005      1.309          1.435           100,404
                                                       2004      1.154          1.309            66,131
                                                       2003      0.973          1.154                --
                                                       2002      1.000          0.973                --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.472          1.554                --
                                                       2005      1.459          1.472           158,902
                                                       2004      1.306          1.459            94,124
                                                       2003      0.974          1.306             9,691
                                                       2002      1.000          0.974                --

  Travelers MFS Total Return Subaccount (7/00).......  2006      1.236          1.274                --
                                                       2005      1.226          1.236         1,333,686
                                                       2004      1.124          1.226         1,076,462
                                                       2003      0.986          1.124            63,220
                                                       2002      1.000          0.986                --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.163          1.255                --
                                                       2005      1.117          1.163            85,935
                                                       2004      1.000          1.117             9,859

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.530          1.755                --
                                                       2005      1.428          1.530           220,015
                                                       2004      1.260          1.428           157,537
                                                       2003      1.001          1.260                --
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.366          1.447                --
                                                       2005      1.317          1.366            10,001
                                                       2004      1.211          1.317             3,791
                                                       2003      1.000          1.211                --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.036          1.089                --
                                                       2005      1.036          1.036                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.106          1.115                --
                                                       2005      1.090          1.106           256,417
                                                       2004      1.000          1.090           103,830

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Quality Bond Subaccount (3/02)...........  2006      1.068          1.056                --
                                                       2005      1.073          1.068           267,585
                                                       2004      1.062          1.073           229,252
                                                       2003      1.014          1.062            22,570
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (6/00).......  2006      1.355          1.411                --
                                                       2005      1.357          1.355            24,192
                                                       2004      1.258          1.357            23,249
                                                       2003      0.969          1.258                --
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.111          1.277                --
                                                       2005      1.026          1.111               270

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.267                --
                                                       2005      1.000          1.107               272

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.069          1.029                --
                                                       2005      1.047          1.069           125,156
                                                       2004      1.000          1.047            20,109

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2006      1.461          1.659           251,156
                                                       2005      1.433          1.461           263,132
                                                       2004      1.247          1.433           116,832
                                                       2003      0.974          1.247                --
                                                       2002      1.000          0.974                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2006      1.275          1.332             1,722
                                                       2005      1.207          1.275             1,722
                                                       2004      1.188          1.207             1,722
                                                       2003      0.966          1.188                --
                                                       2002      1.000          0.966                --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/02).............................................  2006      1.600          1.745           334,732
                                                       2005      1.401          1.600           290,329
                                                       2004      1.243          1.401           141,891
                                                       2003      0.991          1.243                --
                                                       2002      1.000          0.991                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)...........................  2006      1.365          1.520            19,995
                                                       2005      1.155          1.365            19,851
                                                       2004      1.166          1.155            20,400
                                                       2003      0.953          1.166                --
                                                       2002      1.000          0.953                --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.881          2.069           425,112
                                                       2005      1.628          1.881           434,766
                                                       2004      1.334          1.628           257,511
                                                       2003      0.986          1.334                --
                                                       2002      1.000          0.986                --





                         SEPARATE ACCOUNT CHARGES 2.20%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.301          1.264               --
                                                       2005      1.158          1.301               --
                                                       2004      1.092          1.158               --
                                                       2003      1.000          1.092               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.471          1.733           29,898
                                                       2005      1.318          1.471           23,759
                                                       2004      1.187          1.318            8,440
                                                       2003      1.000          1.187               --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.437          1.549           76,391
                                                       2005      1.264          1.437           81,944
                                                       2004      1.148          1.264           16,435
                                                       2003      1.000          1.148               --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.281          1.444          110,012
                                                       2005      1.238          1.281          108,452
                                                       2004      1.146          1.238           22,121
                                                       2003      1.000          1.146               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.547          1.528               --
                                                       2005      1.338          1.547               --
                                                       2004      1.144          1.338               --
                                                       2003      1.000          1.144               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.540          1.998               --
                                                       2005      1.468          1.540               --
                                                       2004      1.142          1.468               --
                                                       2003      1.000          1.142               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2006      1.166          1.329               --
                                                       2005      1.142          1.166               --
                                                       2004      1.112          1.142               --
                                                       2003      1.000          1.112               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2006      1.294          1.314               --
                                                       2005      1.250          1.294               --
                                                       2004      1.148          1.250               --
                                                       2003      1.000          1.148               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403               --
                                                       2005      1.199          1.293               --
                                                       2004      1.073          1.199               --
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435               --
                                                       2005      1.197          1.290          115,865
                                                       2004      1.067          1.197           23,905
                                                       2003      1.000          1.067               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.331          1.541               --
                                                       2005      1.230          1.331           32,524
                                                       2004      1.117          1.230               --
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.920          2.406            2,000
                                                       2005      1.540          1.920               --
                                                       2004      1.262          1.540               --
                                                       2003      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.468          1.745            5,694
                                                       2005      1.362          1.468            8,678
                                                       2004      1.175          1.362               --
                                                       2003      1.000          1.175               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.403          1.672               --
                                                       2005      1.317          1.403               --
                                                       2004      1.161          1.317               --
                                                       2003      1.000          1.161               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.055          1.076               --
                                                       2005      1.064          1.055               --
                                                       2004      1.000          1.064               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.201          1.238               --
                                                       2005      1.140          1.201               --
                                                       2004      1.076          1.140               --
                                                       2003      1.000          1.076               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2006      1.371          1.426               --
                                                       2005      1.247          1.371               --
                                                       2004      1.116          1.247               --
                                                       2003      1.000          1.116               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2006      1.287          1.358               --
                                                       2005      1.179          1.287               --
                                                       2004      1.199          1.179               --
                                                       2003      1.000          1.199               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02).....................................  2006      1.205          1.390               --
                                                       2005      1.167          1.205               --
                                                       2004      1.141          1.167               --
                                                       2003      1.000          1.141               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.341          1.497               --
                                                       2005      1.318          1.341               --
                                                       2004      1.172          1.318               --
                                                       2003      1.000          1.172               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.261          1.457               --
                                                       2005      1.239          1.261            8,725
                                                       2004      1.169          1.239            8,725
                                                       2003      1.000          1.169               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.290          1.492           19,347
                                                       2005      1.238          1.290           19,376
                                                       2004      1.146          1.238               --
                                                       2003      1.000          1.146               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.176          1.199               --
                                                       2005      1.142          1.176               --
                                                       2004      1.162          1.142               --
                                                       2003      1.000          1.162               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.428          1.576               --
                                                       2005      1.392          1.428               --
                                                       2004      1.236          1.392               --
                                                       2003      1.000          1.236               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2006      1.313          1.427               --
                                                       2005      1.221          1.313               --
                                                       2004      1.144          1.221               --
                                                       2003      1.000          1.144               --

  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.242          1.399               --
                                                       2005      1.218          1.242               --
                                                       2004      1.129          1.218               --
                                                       2003      1.000          1.129               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2006      1.209          1.329               --
                                                       2005      1.192          1.209               --
                                                       2004      1.124          1.192               --
                                                       2003      1.000          1.124               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.988          1.006            5,618
                                                       2005      0.987          0.988            6,103
                                                       2004      0.997          0.987            7,585
                                                       2003      1.000          0.997               --

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.100          1.159               --
                                                       2005      1.077          1.100               --
                                                       2004      1.000          1.077               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.269          1.456            4,043
                                                       2005      1.256          1.269            4,048
                                                       2004      1.140          1.256               --
                                                       2003      1.000          1.140               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.484          1.630            3,531
                                                       2005      1.402          1.484            3,535
                                                       2004      1.155          1.402               --
                                                       2003      1.000          1.155               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.089          1.122               --
                                                       2005      1.072          1.089               --
                                                       2004      1.000          1.072               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.600          1.518               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.209          1.269               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.434          1.513               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.267          1.345               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.611          1.768            2,877

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.528          1.560               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.122          1.181               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.198          1.250               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.073               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.338          1.316               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.277          1.262               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.254          1.380               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.215               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.345          1.440               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.088          1.141               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.114          1.149            6,248

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.025          162,649

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.344          1.307               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.017          1.052               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.995          1.014               --
                                                       2006      1.000          0.995               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.280          1.292               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.304          1.332               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.056               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.045               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.055               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.220          1.299           69,860

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.047               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.064               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.076          1.139               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.028          1.060               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.989          0.995               --
                                                       2005      0.982          0.989               --
                                                       2004      0.994          0.982               --
                                                       2003      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.105          1.318               --
                                                       2005      1.068          1.105               --
                                                       2004      1.000          1.068               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.112          1.096           27,563
                                                       2005      1.114          1.112           27,563
                                                       2004      1.045          1.114               --
                                                       2003      1.000          1.045               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.053          1.070            4,570
                                                       2005      1.051          1.053            4,393
                                                       2004      1.024          1.051            4,240
                                                       2003      1.000          1.024               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.472          1.839               --
                                                       2005      1.341          1.472               --
                                                       2004      1.180          1.341               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.598          1.833               --
                                                       2005      1.526          1.598               --
                                                       2004      1.236          1.526               --
                                                       2003      1.000          1.236               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.259          1.338               --
                                                       2005      1.184          1.259               --
                                                       2004      1.136          1.184               --
                                                       2003      1.000          1.136               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.126          1.198               --
                                                       2005      1.147          1.126               --
                                                       2004      1.103          1.147               --
                                                       2003      1.000          1.103               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.468          1.600               --
                                                       2005      1.335          1.468               --
                                                       2004      1.172          1.335               --
                                                       2003      1.000          1.172               --

  Travelers Equity Income Subaccount (10/00).........  2006      1.243          1.304               --
                                                       2005      1.217          1.243               --
                                                       2004      1.132          1.217               --
                                                       2003      1.000          1.132               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Federated High Yield Subaccount (3/02)...  2006      1.181          1.209               --
                                                       2005      1.177          1.181               --
                                                       2004      1.090          1.177               --
                                                       2003      1.000          1.090               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.276          1.319               --
                                                       2005      1.239          1.276               --
                                                       2004      1.146          1.239               --
                                                       2003      1.000          1.146               --

  Travelers Large Cap Subaccount (6/00)..............  2006      1.244          1.280               --
                                                       2005      1.170          1.244               --
                                                       2004      1.123          1.170               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.173               --
                                                       2005      1.000          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.017          1.019               --
                                                       2005      1.007          1.017               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.051          1.086               --
                                                       2005      1.008          1.051               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.128               --
                                                       2005      1.000          1.084               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.046               --
                                                       2005      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.353          1.434               --
                                                       2005      1.235          1.353               --
                                                       2004      1.089          1.235               --
                                                       2003      1.000          1.089               --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.273          1.344               --
                                                       2005      1.263          1.273               --
                                                       2004      1.131          1.263               --
                                                       2003      1.000          1.131               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers MFS Total Return Subaccount (7/00).......  2006      1.184          1.220               --
                                                       2005      1.176          1.184           69,872
                                                       2004      1.078          1.176            4,470
                                                       2003      1.000          1.078               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.163          1.254               --
                                                       2005      1.116          1.163               --
                                                       2004      1.000          1.116               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.405          1.611               --
                                                       2005      1.311          1.405               --
                                                       2004      1.158          1.311               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.270          1.345               --
                                                       2005      1.225          1.270               --
                                                       2004      1.126          1.225               --
                                                       2003      1.000          1.126               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.036          1.088               --
                                                       2005      1.036          1.036               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.105          1.114               --
                                                       2005      1.090          1.105            6,615
                                                       2004      1.000          1.090            7,982

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.028          1.017               --
                                                       2005      1.034          1.028               --
                                                       2004      1.024          1.034               --
                                                       2003      1.000          1.024               --

  Travelers Strategic Equity Subaccount (6/00).......  2006      1.201          1.251               --
                                                       2005      1.203          1.201               --
                                                       2004      1.116          1.203               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.111          1.277               --
                                                       2005      1.026          1.111               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.267               --
                                                       2005      1.000          1.107               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.028               --
                                                       2005      1.047          1.068               --
                                                       2004      1.000          1.047               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2006      1.329          1.508               --
                                                       2005      1.304          1.329               --
                                                       2004      1.136          1.304               --
                                                       2003      1.000          1.136               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2006      1.213          1.267               --
                                                       2005      1.150          1.213               --
                                                       2004      1.132          1.150               --
                                                       2003      1.000          1.132               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/02).............................................  2006      1.466          1.598               --
                                                       2005      1.285          1.466               --
                                                       2004      1.140          1.285               --
                                                       2003      1.000          1.140               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)...........................  2006      1.292          1.439               --
                                                       2005      1.095          1.292               --
                                                       2004      1.105          1.095               --
                                                       2003      1.000          1.105               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.686          1.854               --
                                                       2005      1.460          1.686               --
                                                       2004      1.197          1.460               --
                                                       2003      1.000          1.197               --





                         SEPARATE ACCOUNT CHARGES 2.25%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.360          1.321                 --
                                                       2005      1.211          1.360            551,459
                                                       2004      1.143          1.211            216,941
                                                       2003      0.948          1.143             66,077
                                                       2002      1.000          0.948                 --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.612          1.898          5,865,325
                                                       2005      1.445          1.612          5,479,126
                                                       2004      1.302          1.445          3,301,874
                                                       2003      0.984          1.302            560,403
                                                       2002      1.000          0.984                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.606          1.730         14,897,001
                                                       2005      1.413          1.606         15,362,612
                                                       2004      1.285          1.413          9,273,858
                                                       2003      0.960          1.285          2,482,245
                                                       2002      1.000          0.960                 --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.404          1.582         18,131,781
                                                       2005      1.357          1.404         18,636,981
                                                       2004      1.257          1.357         12,269,497
                                                       2003      0.971          1.257          2,985,394
                                                       2002      1.000          0.971                 --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.597          1.577                 --
                                                       2005      1.382          1.597            144,490
                                                       2004      1.183          1.382             85,167
                                                       2003      0.968          1.183             62,369
                                                       2002      1.000          0.968                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.773          2.300                 --
                                                       2005      1.692          1.773            621,716
                                                       2004      1.317          1.692            363,487
                                                       2003      1.005          1.317            141,660
                                                       2002      1.000          1.005                 --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2006      1.206          1.373            161,256
                                                       2005      1.181          1.206            153,428
                                                       2004      1.150          1.181            109,406
                                                       2003      0.971          1.150             52,034
                                                       2002      1.000          0.971                 --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2006      1.416          1.437            123,846
                                                       2005      1.369          1.416            105,628
                                                       2004      1.257          1.369             25,547
                                                       2003      0.976          1.257              1,278
                                                       2002      1.000          0.976                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                 --
                                                       2005      1.199          1.291            491,266
                                                       2004      1.073          1.199            200,346
                                                       2003      1.000          1.073                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                 --
                                                       2005      1.197          1.289            558,937
                                                       2004      1.067          1.197            213,448
                                                       2003      1.000          1.067                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.448          1.676                 --
                                                       2005      1.340          1.448          3,992,826
                                                       2004      1.217          1.340          2,095,459
                                                       2003      0.994          1.217            723,595
                                                       2002      1.000          0.994                 --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.188          2.740          1,654,953
                                                       2005      1.756          2.188          1,505,095
                                                       2004      1.440          1.756            466,250
                                                       2003      1.000          1.440             91,391

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.596          1.895          4,708,415
                                                       2005      1.481          1.596          4,568,600
                                                       2004      1.278          1.481          2,330,211
                                                       2003      0.989          1.278            519,279
                                                       2002      1.000          0.989                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.524          1.815                 --
                                                       2005      1.431          1.524          2,064,621
                                                       2004      1.262          1.431            594,562
                                                       2003      0.976          1.262            206,659
                                                       2002      1.000          0.976                 --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.054          1.075                 --
                                                       2005      1.064          1.054            102,822
                                                       2004      1.000          1.064             18,738

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.232          1.270                 --
                                                       2005      1.170          1.232            108,429
                                                       2004      1.105          1.170            131,283
                                                       2003      0.994          1.105             86,032
                                                       2002      1.000          0.994                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2006      1.496          1.555                 --
                                                       2005      1.362          1.496                 --
                                                       2004      1.219          1.362                 --
                                                       2003      0.988          1.219                 --
                                                       2002      1.000          0.988                 --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2006      1.450          1.529             19,480
                                                       2005      1.330          1.450             30,242
                                                       2004      1.352          1.330             13,988
                                                       2003      0.944          1.352             10,065
                                                       2002      1.000          0.944                 --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02).....................................  2006      1.250          1.441              8,044
                                                       2005      1.211          1.250              8,044
                                                       2004      1.185          1.211              8,044
                                                       2003      0.980          1.185              8,044
                                                       2002      1.000          0.980                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.517          1.693                 --
                                                       2005      1.492          1.517            896,870
                                                       2004      1.328          1.492            512,682
                                                       2003      1.000          1.328             58,521

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.406          1.624          2,877,618
                                                       2005      1.382          1.406          3,274,732
                                                       2004      1.305          1.382          2,835,223
                                                       2003      0.960          1.305          1,303,133
                                                       2002      1.000          0.960                 --

  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.394          1.612          1,610,692
                                                       2005      1.338          1.394          1,852,362
                                                       2004      1.240          1.338          1,547,557
                                                       2003      0.958          1.240            657,293
                                                       2002      1.000          0.958                 --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.373          1.399            162,042
                                                       2005      1.334          1.373            175,193
                                                       2004      1.358          1.334            165,032
                                                       2003      0.961          1.358            134,650
                                                       2002      1.000          0.961                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.630          1.797            707,497
                                                       2005      1.589          1.630            758,509
                                                       2004      1.412          1.589            681,109
                                                       2003      0.970          1.412            195,339
                                                       2002      1.000          0.970                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2006      1.491          1.619            248,792
                                                       2005      1.387          1.491            303,039
                                                       2004      1.300          1.387            304,200
                                                       2003      0.949          1.300            288,920
                                                       2002      1.000          0.949                 --

  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.327          1.493          2,451,798
                                                       2005      1.302          1.327          2,839,502
                                                       2004      1.208          1.302          2,252,137
                                                       2003      0.967          1.208          1,148,700
                                                       2002      1.000          0.967                 --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2006      1.322          1.453             54,036
                                                       2005      1.304          1.322             41,546
                                                       2004      1.231          1.304             46,141
                                                       2003      0.967          1.231             33,006
                                                       2002      1.000          0.967                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.987          1.005          2,330,493
                                                       2005      0.986          0.987          2,390,703
                                                       2004      0.997          0.986          1,892,813
                                                       2003      1.000          0.997             14,435

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.099          1.158             61,224
                                                       2005      1.077          1.099             44,664
                                                       2004      1.000          1.077             37,480

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.376          1.578          2,148,289
                                                       2005      1.363          1.376          2,139,915
                                                       2004      1.237          1.363          1,226,122
                                                       2003      1.000          1.237            154,434

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.608          1.764          2,597,442
                                                       2005      1.519          1.608          2,921,421
                                                       2004      1.252          1.519          1,430,939
                                                       2003      1.000          1.252            131,586

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.089          1.121                 --
                                                       2005      1.072          1.089             58,901
                                                       2004      1.000          1.072              4,897

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.743          1.652             57,160

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.330          1.395            419,568

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.516          1.599            288,998

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.266          1.344             56,705

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.749          1.919          1,285,532

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.577          1.610            167,521

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.121          1.179             65,479

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.333          1.391          1,172,505

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.073          1,213,380

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.067             53,483

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.438          1.414            530,563

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.276          1.261             20,057

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.252          1.378            940,120

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.215          1,328,851

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.443          1.544            413,816

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.088          1.140                 --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.113          1.148          3,470,815

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024          2,422,847

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.549          1.506            636,005

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.052          1.089            378,941

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.985          1.003            502,009
                                                       2006      1.000          0.985            393,891

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.341          1.353          1,120,739

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.414          1.445          3,166,062

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.056                553

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.038            408,562

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.045            229,794

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.050            164,786

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.055            214,580

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.269          1.351         11,196,229

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046          4,363,967

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.064            747,985

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.075          1.137            105,636

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.027          1.058             43,778

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.978          0.985                 --
                                                       2005      0.973          0.978            402,325
                                                       2004      0.985          0.973            506,125
                                                       2003      0.999          0.985            175,479
                                                       2002      1.000          0.999                 --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.104          1.317                 --
                                                       2005      1.068          1.104             57,587
                                                       2004      1.000          1.068              8,593

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.108          1.091          4,183,557
                                                       2005      1.110          1.108          4,183,574
                                                       2004      1.042          1.110          2,075,669
                                                       2003      1.000          1.042            364,430

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.067          1.084         15,751,561
                                                       2005      1.066          1.067         16,295,872
                                                       2004      1.039          1.066         11,030,522
                                                       2003      1.012          1.039          4,444,217
                                                       2002      1.000          1.012                 --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.557          1.945            502,297
                                                       2005      1.420          1.557            503,884
                                                       2004      1.249          1.420            507,731
                                                       2003      0.994          1.249            378,045
                                                       2002      1.000          0.994                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.846          2.117          1,084,311
                                                       2005      1.764          1.846          1,127,527
                                                       2004      1.429          1.764            802,610
                                                       2003      0.977          1.429            446,380
                                                       2002      1.000          0.977                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.353          1.438                 --
                                                       2005      1.273          1.353            533,485
                                                       2004      1.222          1.273            433,213
                                                       2003      0.967          1.222            173,834
                                                       2002      1.000          0.967                 --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.253          1.333                 --
                                                       2005      1.277          1.253          1,308,171
                                                       2004      1.229          1.277          1,195,502
                                                       2003      0.995          1.229             86,197
                                                       2002      1.000          0.995                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.599          1.743                 --
                                                       2005      1.455          1.599             65,195
                                                       2004      1.278          1.455             64,865
                                                       2003      0.977          1.278             54,733
                                                       2002      1.000          0.977                 --

  Travelers Equity Income Subaccount (10/00).........  2006      1.349          1.414                 --
                                                       2005      1.320          1.349          3,470,760
                                                       2004      1.229          1.320          2,356,302
                                                       2003      0.958          1.229            933,491
                                                       2002      1.000          0.958                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Federated High Yield Subaccount (3/02)...  2006      1.300          1.330                 --
                                                       2005      1.296          1.300            422,480
                                                       2004      1.201          1.296            306,267
                                                       2003      1.003          1.201            126,472
                                                       2002      1.000          1.003                 --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.358          1.403                 --
                                                       2005      1.318          1.358            119,930
                                                       2004      1.220          1.318            116,006
                                                       2003      0.978          1.220             99,922
                                                       2002      1.000          0.978                 --

  Travelers Large Cap Subaccount (6/00)..............  2006      1.304          1.341                 --
                                                       2005      1.227          1.304            761,388
                                                       2004      1.178          1.227            638,667
                                                       2003      0.966          1.178            246,621
                                                       2002      1.000          0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.173                 --
                                                       2005      1.000          1.105                474

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.017          1.018                 --
                                                       2005      1.007          1.017                 --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.050          1.086                 --
                                                       2005      1.008          1.050            113,761

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127                 --
                                                       2005      1.000          1.083            238,769

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.045                 --
                                                       2005      1.000          1.028              8,861

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.431          1.516                 --
                                                       2005      1.306          1.431            360,257
                                                       2004      1.153          1.306            236,555
                                                       2003      0.973          1.153            123,529
                                                       2002      1.000          0.973                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.467          1.549                 --
                                                       2005      1.456          1.467            662,001
                                                       2004      1.305          1.456            183,666
                                                       2003      0.974          1.305            138,108
                                                       2002      1.000          0.974                 --

  Travelers MFS Total Return Subaccount (7/00).......  2006      1.232          1.269                 --
                                                       2005      1.224          1.232         12,161,644
                                                       2004      1.123          1.224          8,449,630
                                                       2003      0.986          1.123          3,040,252
                                                       2002      1.000          0.986                 --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.162          1.252                 --
                                                       2005      1.116          1.162            692,556
                                                       2004      1.000          1.116            152,817

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.526          1.749                 --
                                                       2005      1.425          1.526          1,407,512
                                                       2004      1.259          1.425            820,537
                                                       2003      1.001          1.259             85,856
                                                       2002      1.000          1.001                 --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.363          1.443                 --
                                                       2005      1.315          1.363            524,811
                                                       2004      1.210          1.315            202,670
                                                       2003      1.000          1.210              4,367

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.036          1.088                 --
                                                       2005      1.036          1.036                 --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113                 --
                                                       2005      1.089          1.104          3,120,622
                                                       2004      1.000          1.089            438,335

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.064          1.052                 --
                                                       2005      1.071          1.064            341,277
                                                       2004      1.061          1.071            234,137
                                                       2003      1.014          1.061            143,526
                                                       2002      1.000          1.014                 --

  Travelers Strategic Equity Subaccount (6/00).......  2006      1.351          1.407                 --
                                                       2005      1.354          1.351            459,855
                                                       2004      1.256          1.354            421,151
                                                       2003      0.969          1.256            331,406
                                                       2002      1.000          0.969                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.111          1.276                 --
                                                       2005      1.026          1.111              8,175

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266                 --
                                                       2005      1.000          1.106                 --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.027                 --
                                                       2005      1.046          1.068             44,867
                                                       2004      1.000          1.046             16,481

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2006      1.456          1.652            674,117
                                                       2005      1.431          1.456            696,614
                                                       2004      1.246          1.431            428,535
                                                       2003      0.974          1.246             89,375
                                                       2002      1.000          0.974                 --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2006      1.271          1.327                 --
                                                       2005      1.205          1.271                 --
                                                       2004      1.187          1.205                 --
                                                       2003      0.966          1.187                 --
                                                       2002      1.000          0.966                 --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/02).............................................  2006      1.595          1.738          1,053,010
                                                       2005      1.398          1.595            986,942
                                                       2004      1.242          1.398            617,309
                                                       2003      0.991          1.242            313,047
                                                       2002      1.000          0.991                 --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)...........................  2006      1.361          1.514              8,736
                                                       2005      1.153          1.361             30,349
                                                       2004      1.164          1.153             90,383
                                                       2003      0.953          1.164             61,618
                                                       2002      1.000          0.953                 --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.875          2.061          4,235,804
                                                       2005      1.625          1.875          4,190,757
                                                       2004      1.333          1.625          2,561,023
                                                       2003      0.986          1.333            731,326
                                                       2002      1.000          0.986                 --

                         SEPARATE ACCOUNT CHARGES 2.30%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.155          1.121               --
                                                       2005      1.000          1.155               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.116          1.314               --
                                                       2005      1.000          1.116               --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.143          1.231           11,675
                                                       2005      1.000          1.143            7,957

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.039          1.169               --
                                                       2005      1.000          1.039               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.165          1.150               --
                                                       2005      1.000          1.165               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.083          1.404               --
                                                       2005      1.000          1.083               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2006      1.006          1.145               --
                                                       2005      1.000          1.006               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2006      1.057          1.072               --
                                                       2005      1.000          1.057               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.076          1.168               --
                                                       2005      1.000          1.076               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.102          1.226               --
                                                       2005      1.000          1.102               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.079          1.248               --
                                                       2005      1.000          1.079            8,302

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.207          1.511               --
                                                       2005      1.000          1.207               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.071          1.271               --
                                                       2005      1.000          1.071               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.061          1.263               --
                                                       2005      1.000          1.061               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      0.986          1.006               --
                                                       2005      1.000          0.986               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.058          1.090               --
                                                       2005      1.000          1.058               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2006      1.130          1.174               --
                                                       2005      1.000          1.130               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2006      1.122          1.182               --
                                                       2005      1.000          1.122               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02).....................................  2006      1.039          1.198               --
                                                       2005      1.000          1.039               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.028          1.147               --
                                                       2005      1.000          1.028               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.033          1.192               --
                                                       2005      1.000          1.033               --

  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.054          1.073               --
                                                       2005      1.000          1.054               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.074          1.183               --
                                                       2005      1.000          1.074               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2006      1.089          1.182               --
                                                       2005      1.000          1.089               --

  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.025          1.153               --
                                                       2005      1.000          1.025               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2006      1.026          1.127               --
                                                       2005      1.000          1.026               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      1.000          1.018               --
                                                       2005      1.000          1.000               --

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.043          1.098               --
                                                       2005      1.000          1.043               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.023          1.173               --
                                                       2005      1.000          1.023               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.073          1.176               --
                                                       2005      1.000          1.073               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.017          1.046               --
                                                       2005      1.000          1.017               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.190          1.128               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.020          1.070               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.153          1.215               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.266          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.223          1.341               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.150          1.174               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.046          1.101               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.060          1.105               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.073               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.146          1.127               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.275          1.260               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.115          1.226               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.214               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.104          1.182               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.087          1.139               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.013          1.044               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.103          1.072               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      0.978          1.011               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      1.012          1.030               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.104          1.114               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.077          1.100               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.054               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.038          1.104               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.064               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.006          1.064               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      0.959          0.987               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      1.006          1.012               --
                                                       2005      1.000          1.006               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.040          1.240               --
                                                       2005      1.000          1.040               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      0.989          0.973               --
                                                       2005      1.000          0.989               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      0.998          1.012           19,653
                                                       2005      1.000          0.998           13,117

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.095          1.367               --
                                                       2005      1.000          1.095               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.053          1.207               --
                                                       2005      1.000          1.053               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.079          1.146               --
                                                       2005      1.000          1.079               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      0.996          1.060               --
                                                       2005      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.093          1.190               --
                                                       2005      1.000          1.093               --

  Travelers Equity Income Subaccount (10/00).........  2006      1.028          1.077               --
                                                       2005      1.000          1.028               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      0.997          1.020               --
                                                       2005      1.000          0.997               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.029          1.063               --
                                                       2005      1.000          1.029               --

  Travelers Large Cap Subaccount (6/00)..............  2006      1.074          1.104               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.172               --
                                                       2005      1.000          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.016          1.018               --
                                                       2005      1.006          1.016               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.050          1.085               --
                                                       2005      1.007          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127               --
                                                       2005      1.000          1.083               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045               --
                                                       2005      1.000          1.027               --

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.089          1.153               --
                                                       2005      1.000          1.089               --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.045          1.103               --
                                                       2005      1.000          1.045               --

  Travelers MFS Total Return Subaccount (7/00).......  2006      1.008          1.038               --
                                                       2005      1.000          1.008               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.034          1.115               --
                                                       2005      1.000          1.034               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.067          1.223               --
                                                       2005      1.000          1.067               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.043          1.104               --
                                                       2005      1.000          1.043               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.035          1.087               --
                                                       2005      1.036          1.035               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.005          1.013               --
                                                       2005      1.000          1.005               --

  Travelers Quality Bond Subaccount (3/02)...........  2006      0.989          0.978               --
                                                       2005      1.000          0.989               --

  Travelers Strategic Equity Subaccount (6/00).......  2006      1.042          1.085               --
                                                       2005      1.000          1.042               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.110          1.275               --
                                                       2005      1.026          1.110               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266               --
                                                       2005      1.000          1.106               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      0.997          0.959               --
                                                       2005      1.000          0.997               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2006      1.028          1.166               --
                                                       2005      1.000          1.028               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2006      1.071          1.117               --
                                                       2005      1.000          1.071               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/02).............................................  2006      1.130          1.231               --
                                                       2005      1.000          1.130               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)...........................  2006      1.176          1.308               --
                                                       2005      1.000          1.176               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.138          1.250               --
                                                       2005      1.000          1.138               --





                         SEPARATE ACCOUNT CHARGES 2.35%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.296          1.258                --
                                                       2005      1.155          1.296            26,995
                                                       2004      1.092          1.155                --
                                                       2003      1.000          1.092                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.465          1.724         1,666,157
                                                       2005      1.315          1.465         1,016,509
                                                       2004      1.186          1.315            12,546
                                                       2003      1.000          1.186                --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.432          1.541         5,630,680
                                                       2005      1.261          1.432         3,527,301
                                                       2004      1.148          1.261           176,039
                                                       2003      1.000          1.148                --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.277          1.437         5,169,568
                                                       2005      1.235          1.277         3,353,279
                                                       2004      1.145          1.235           116,974
                                                       2003      1.000          1.145                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.541          1.522                --
                                                       2005      1.335          1.541            68,905
                                                       2004      1.143          1.335                --
                                                       2003      1.000          1.143                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.534          1.987                --
                                                       2005      1.465          1.534           178,945
                                                       2004      1.142          1.465                --
                                                       2003      1.000          1.142                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2006      1.162          1.322                --
                                                       2005      1.140          1.162                --
                                                       2004      1.111          1.140                --
                                                       2003      1.000          1.111                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2006      1.289          1.307             7,889
                                                       2005      1.247          1.289             7,731
                                                       2004      1.147          1.247                --
                                                       2003      1.000          1.147                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398                --
                                                       2005      1.197          1.289           105,878
                                                       2004      1.073          1.197             2,361
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430                --
                                                       2005      1.195          1.286           364,009
                                                       2004      1.066          1.195             4,323
                                                       2003      1.000          1.066                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.326          1.534                --
                                                       2005      1.228          1.326         1,018,600
                                                       2004      1.116          1.228             8,874
                                                       2003      1.000          1.116                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.913          2.393         1,165,243
                                                       2005      1.537          1.913           605,698
                                                       2004      1.261          1.537                --
                                                       2003      1.000          1.261                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.463          1.736         1,664,516
                                                       2005      1.359          1.463           831,353
                                                       2004      1.174          1.359                --
                                                       2003      1.000          1.174                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.398          1.663                --
                                                       2005      1.315          1.398           740,845
                                                       2004      1.160          1.315            13,918
                                                       2003      1.000          1.160                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.052          1.073                --
                                                       2005      1.063          1.052            19,271
                                                       2004      1.000          1.063                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.196          1.233                --
                                                       2005      1.138          1.196                --
                                                       2004      1.075          1.138                --
                                                       2003      1.000          1.075                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2006      1.366          1.419                --
                                                       2005      1.245          1.366                --
                                                       2004      1.116          1.245                --
                                                       2003      1.000          1.116                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2006      1.282          1.351                --
                                                       2005      1.177          1.282                --
                                                       2004      1.198          1.177                --
                                                       2003      1.000          1.198                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02).....................................  2006      1.201          1.383                --
                                                       2005      1.164          1.201                --
                                                       2004      1.140          1.164                --
                                                       2003      1.000          1.140                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.336          1.490                --
                                                       2005      1.315          1.336           212,912
                                                       2004      1.172          1.315                --
                                                       2003      1.000          1.172                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.257          1.450                --
                                                       2005      1.236          1.257                --
                                                       2004      1.169          1.236                --
                                                       2003      1.000          1.169                --

  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.285          1.485            61,338
                                                       2005      1.235          1.285            45,577
                                                       2004      1.146          1.235                --
                                                       2003      1.000          1.146                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.172          1.193                --
                                                       2005      1.140          1.172                --
                                                       2004      1.161          1.140                --
                                                       2003      1.000          1.161                --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.423          1.568            16,353
                                                       2005      1.389          1.423            24,636
                                                       2004      1.235          1.389             4,834
                                                       2003      1.000          1.235                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2006      1.308          1.419             5,230
                                                       2005      1.219          1.308             5,359
                                                       2004      1.144          1.219             1,649
                                                       2003      1.000          1.144                --

  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.237          1.392           771,088
                                                       2005      1.215          1.237           779,368
                                                       2004      1.129          1.215            76,132
                                                       2003      1.000          1.129                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2006      1.204          1.322                --
                                                       2005      1.190          1.204                --
                                                       2004      1.124          1.190                --
                                                       2003      1.000          1.124                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.985          1.001           625,082
                                                       2005      0.985          0.985           488,307
                                                       2004      0.997          0.985           103,512
                                                       2003      1.000          0.997                --

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.098          1.155                --
                                                       2005      1.076          1.098                --
                                                       2004      1.000          1.076                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.264          1.448           433,634
                                                       2005      1.253          1.264           394,021
                                                       2004      1.139          1.253            23,251
                                                       2003      1.000          1.139                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.479          1.621           877,639
                                                       2005      1.399          1.479           780,376
                                                       2004      1.155          1.399            29,210
                                                       2003      1.000          1.155                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.087          1.119                --
                                                       2005      1.071          1.087                --
                                                       2004      1.000          1.071                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.594          1.510             4,491

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.204          1.262            10,792

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.428          1.505            13,156

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.265          1.342            50,885

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.604          1.759           501,775

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.522          1.552            88,498

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.119          1.176                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.193          1.244                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.072            31,253

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.067                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.333          1.310            67,191

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.275          1.259            26,785

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.250          1.374           575,613

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.214           756,100

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.339          1.433           184,963

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.087          1.138            14,204

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.111          1.145         1,395,968

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024         1,096,829

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.339          1.301            52,352

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.013          1.047             1,088

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.991          1.009            23,504

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.274          1.285           187,688

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.299          1.326           708,097

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.055           363,846

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.037            31,936

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.044           116,217

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.049           507,430

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.054           359,886

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.215          1.292         1,548,544

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046         1,959,165

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.063            28,624

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.073          1.134            12,031

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.025          1.055            15,673

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.985          0.991                --
                                                       2005      0.980          0.985            56,970
                                                       2004      0.993          0.980                --
                                                       2003      1.000          0.993                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.102          1.313                --
                                                       2005      1.067          1.102            19,841
                                                       2004      1.000          1.067                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.108          1.090         1,230,469
                                                       2005      1.111          1.108           971,586
                                                       2004      1.045          1.111            87,192
                                                       2003      1.000          1.045                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.049          1.064         3,118,644
                                                       2005      1.048          1.049         2,187,620
                                                       2004      1.023          1.048            92,831
                                                       2003      1.000          1.023                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.467          1.830                --
                                                       2005      1.338          1.467                --
                                                       2004      1.179          1.338                --
                                                       2003      1.000          1.179                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.592          1.824           252,629
                                                       2005      1.523          1.592           237,163
                                                       2004      1.235          1.523                --
                                                       2003      1.000          1.235                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.255          1.333                --
                                                       2005      1.181          1.255            49,939
                                                       2004      1.135          1.181             9,847
                                                       2003      1.000          1.135                --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.122          1.193                --
                                                       2005      1.144          1.122                --
                                                       2004      1.102          1.144                --
                                                       2003      1.000          1.102                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.463          1.594                --
                                                       2005      1.332          1.463             4,321
                                                       2004      1.171          1.332                --
                                                       2003      1.000          1.171                --

  Travelers Equity Income Subaccount (10/00).........  2006      1.239          1.299                --
                                                       2005      1.214          1.239           623,080
                                                       2004      1.131          1.214            38,632
                                                       2003      1.000          1.131                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.177          1.204                --
                                                       2005      1.175          1.177            10,587
                                                       2004      1.090          1.175                --
                                                       2003      1.000          1.090                --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.272          1.314                --
                                                       2005      1.236          1.272                --
                                                       2004      1.145          1.236                --
                                                       2003      1.000          1.145                --

  Travelers Large Cap Subaccount (6/00)..............  2006      1.240          1.274                --
                                                       2005      1.168          1.240            60,974
                                                       2004      1.122          1.168                --
                                                       2003      1.000          1.122                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.171                --
                                                       2005      1.000          1.104           295,809

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.016          1.017                --
                                                       2005      1.006          1.016            31,450

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.050          1.085                --
                                                       2005      1.007          1.050           292,696

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.126                --
                                                       2005      1.000          1.083           132,397

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045                --
                                                       2005      1.000          1.027                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.349          1.428                --
                                                       2005      1.232          1.349            10,886
                                                       2004      1.088          1.232             6,671
                                                       2003      1.000          1.088                --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.269          1.339                --
                                                       2005      1.260          1.269            38,726
                                                       2004      1.131          1.260                --
                                                       2003      1.000          1.131                --

  Travelers MFS Total Return Subaccount (7/00).......  2006      1.180          1.215                --
                                                       2005      1.173          1.180         1,039,277
                                                       2004      1.077          1.173            63,089
                                                       2003      1.000          1.077                --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.160          1.250                --
                                                       2005      1.115          1.160           365,164
                                                       2004      1.000          1.115                --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.400          1.604                --
                                                       2005      1.308          1.400           248,371
                                                       2004      1.157          1.308             2,184
                                                       2003      1.000          1.157                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.265          1.339                --
                                                       2005      1.222          1.265           121,433
                                                       2004      1.126          1.222                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.035          1.087                --
                                                       2005      1.036          1.035             3,792

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111                --
                                                       2005      1.089          1.102           897,033
                                                       2004      1.000          1.089             8,613

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.025          1.013                --
                                                       2005      1.032          1.025            16,551
                                                       2004      1.023          1.032                --
                                                       2003      1.000          1.023                --

  Travelers Strategic Equity Subaccount (6/00).......  2006      1.197          1.246                --
                                                       2005      1.201          1.197            26,075
                                                       2004      1.115          1.201                --
                                                       2003      1.000          1.115                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.110          1.275                --
                                                       2005      1.026          1.110            18,294

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.265                --
                                                       2005      1.000          1.106            23,495

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.066          1.025                --
                                                       2005      1.046          1.066            15,246
                                                       2004      1.000          1.046                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2006      1.324          1.501            27,992
                                                       2005      1.302          1.324            39,244
                                                       2004      1.135          1.302                --
                                                       2003      1.000          1.135                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2006      1.209          1.261                --
                                                       2005      1.147          1.209                --
                                                       2004      1.131          1.147                --
                                                       2003      1.000          1.131                --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/02).............................................  2006      1.461          1.590           106,226
                                                       2005      1.282          1.461            54,995
                                                       2004      1.140          1.282             1,554
                                                       2003      1.000          1.140                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)...........................  2006      1.288          1.432                --
                                                       2005      1.092          1.288                --
                                                       2004      1.104          1.092                --
                                                       2003      1.000          1.104                --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.680          1.844         1,729,473
                                                       2005      1.457          1.680           916,237
                                                       2004      1.197          1.457             7,282
                                                       2003      1.000          1.197                --

                         SEPARATE ACCOUNT CHARGES 2.45%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.352          1.310               --
                                                       2005      1.206          1.352               --
                                                       2004      1.141          1.206               --
                                                       2003      0.947          1.141               --
                                                       2002      1.000          0.947               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.602          1.882          143,905
                                                       2005      1.439          1.602          138,235
                                                       2004      1.299          1.439          117,326
                                                       2003      0.984          1.299           27,500
                                                       2002      1.000          0.984               --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.596          1.717          388,127
                                                       2005      1.408          1.596          400,790
                                                       2004      1.282          1.408          310,557
                                                       2003      0.960          1.282           18,290
                                                       2002      1.000          0.960               --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.396          1.569          691,666
                                                       2005      1.352          1.396          698,656
                                                       2004      1.255          1.352          519,464
                                                       2003      0.971          1.255           98,877
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.588          1.567               --
                                                       2005      1.377          1.588               --
                                                       2004      1.180          1.377               --
                                                       2003      0.968          1.180               --
                                                       2002      1.000          0.968               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.763          2.281               --
                                                       2005      1.685          1.763           16,074
                                                       2004      1.314          1.685           15,026
                                                       2003      1.005          1.314               --
                                                       2002      1.000          1.005               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2006      1.198          1.362               --
                                                       2005      1.177          1.198               --
                                                       2004      1.148          1.177               --
                                                       2003      0.971          1.148               --
                                                       2002      1.000          0.971               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2006      1.407          1.425           25,165
                                                       2005      1.363          1.407           24,432
                                                       2004      1.254          1.363           13,054
                                                       2003      0.976          1.254               --
                                                       2002      1.000          0.976               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394               --
                                                       2005      1.196          1.286          121,502
                                                       2004      1.073          1.196           81,602
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426               --
                                                       2005      1.194          1.283           50,696
                                                       2004      1.066          1.194           23,600
                                                       2003      1.000          1.066               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.440          1.663               --
                                                       2005      1.334          1.440          109,818
                                                       2004      1.214          1.334           66,367
                                                       2003      0.994          1.214               --
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.176          2.720           88,968
                                                       2005      1.750          2.176           77,549
                                                       2004      1.438          1.750           48,873
                                                       2003      1.000          1.438            3,951

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.586          1.880          324,994
                                                       2005      1.475          1.586          319,848
                                                       2004      1.275          1.475          261,521
                                                       2003      0.988          1.275           22,009
                                                       2002      1.000          0.988               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.514          1.800               --
                                                       2005      1.425          1.514           34,123
                                                       2004      1.259          1.425           18,185
                                                       2003      0.976          1.259               --
                                                       2002      1.000          0.976               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.050          1.071               --
                                                       2005      1.062          1.050            4,730
                                                       2004      1.000          1.062               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.225          1.261               --
                                                       2005      1.166          1.225               --
                                                       2004      1.103          1.166               --
                                                       2003      0.994          1.103               --
                                                       2002      1.000          0.994               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2006      1.487          1.543               --
                                                       2005      1.356          1.487               --
                                                       2004      1.217          1.356               --
                                                       2003      0.988          1.217               --
                                                       2002      1.000          0.988               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2006      1.442          1.517               --
                                                       2005      1.324          1.442               --
                                                       2004      1.350          1.324               --
                                                       2003      0.944          1.350               --
                                                       2002      1.000          0.944               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02).....................................  2006      1.242          1.430               --
                                                       2005      1.206          1.242               --
                                                       2004      1.182          1.206               --
                                                       2003      0.980          1.182               --
                                                       2002      1.000          0.980               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.509          1.681               --
                                                       2005      1.487          1.509          117,932
                                                       2004      1.326          1.487          115,028
                                                       2003      1.000          1.326           16,913

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.397          1.611           44,169
                                                       2005      1.376          1.397           44,222
                                                       2004      1.302          1.376           56,429
                                                       2003      0.960          1.302               --
                                                       2002      1.000          0.960               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.386          1.599            4,425
                                                       2005      1.333          1.386           19,317
                                                       2004      1.238          1.333           14,772
                                                       2003      0.958          1.238               --
                                                       2002      1.000          0.958               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.364          1.388               --
                                                       2005      1.329          1.364               --
                                                       2004      1.355          1.329               --
                                                       2003      0.961          1.355               --
                                                       2002      1.000          0.961               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.620          1.783            5,170
                                                       2005      1.583          1.620            5,170
                                                       2004      1.409          1.583           10,091
                                                       2003      0.969          1.409               --
                                                       2002      1.000          0.969               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2006      1.481          1.606               --
                                                       2005      1.381          1.481               --
                                                       2004      1.298          1.381               --
                                                       2003      0.949          1.298               --
                                                       2002      1.000          0.949               --

  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.319          1.481           56,277
                                                       2005      1.296          1.319           57,517
                                                       2004      1.205          1.296           56,683
                                                       2003      0.967          1.205            4,400
                                                       2002      1.000          0.967               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2006      1.314          1.441               --
                                                       2005      1.299          1.314               --
                                                       2004      1.228          1.299               --
                                                       2003      0.967          1.228               --
                                                       2002      1.000          0.967               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.982          0.998           34,739
                                                       2005      0.983          0.982           71,556
                                                       2004      0.996          0.983           27,260
                                                       2003      1.000          0.996               --

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.096          1.152               --
                                                       2005      1.076          1.096               --
                                                       2004      1.000          1.076               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.369          1.566           72,173
                                                       2005      1.358          1.369           72,341
                                                       2004      1.236          1.358           45,415
                                                       2003      1.000          1.236               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.599          1.751          130,057
                                                       2005      1.514          1.599          143,324
                                                       2004      1.251          1.514           85,876
                                                       2003      1.000          1.251           33,139

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.085          1.116               --
                                                       2005      1.071          1.085               --
                                                       2004      1.000          1.071               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.731          1.639               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.321          1.384            7,716

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.506          1.586           17,077

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.264          1.339              122

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.737          1.903           87,174

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.567          1.597               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.116          1.173               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.324          1.380           25,967

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.072           79,573

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.066               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.428          1.403           12,009

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.274          1.257               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.248          1.371           22,589

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.213           28,088

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.434          1.533           48,383

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.086          1.136               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.109          1.142           75,845

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.023          201,303

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.539          1.494           56,896

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.045          1.080           57,422

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.978          0.995            8,154

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.332          1.342               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.405          1.433           66,817

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.048               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.053               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.261          1.340          390,284

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.045          225,058

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.063               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.071          1.131            4,730

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.023          1.053           50,682

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.973          0.978               --
                                                       2005      0.969          0.973            6,880
                                                       2004      0.983          0.969               --
                                                       2003      0.999          0.983               --
                                                       2002      1.000          0.999               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.100          1.310               --
                                                       2005      1.066          1.100           12,321
                                                       2004      1.000          1.066            6,275

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.102          1.083           82,238
                                                       2005      1.106          1.102           90,023
                                                       2004      1.041          1.106           76,552
                                                       2003      1.000          1.041            4,873

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.061          1.075          411,212
                                                       2005      1.061          1.061          438,654
                                                       2004      1.037          1.061          341,573
                                                       2003      1.012          1.037           37,287
                                                       2002      1.000          1.012               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.548          1.929               --
                                                       2005      1.414          1.548               --
                                                       2004      1.247          1.414               --
                                                       2003      0.994          1.247               --
                                                       2002      1.000          0.994               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.835          2.100               --
                                                       2005      1.756          1.835               --
                                                       2004      1.426          1.756               --
                                                       2003      0.977          1.426               --
                                                       2002      1.000          0.977               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.345          1.428               --
                                                       2005      1.268          1.345           11,612
                                                       2004      1.220          1.268               --
                                                       2003      0.967          1.220               --
                                                       2002      1.000          0.967               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.246          1.324               --
                                                       2005      1.272          1.246           25,974
                                                       2004      1.226          1.272           17,936
                                                       2003      0.995          1.226               --
                                                       2002      1.000          0.995               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.589          1.731               --
                                                       2005      1.449          1.589               --
                                                       2004      1.275          1.449               --
                                                       2003      0.977          1.275               --
                                                       2002      1.000          0.977               --

  Travelers Equity Income Subaccount (10/00).........  2006      1.341          1.405               --
                                                       2005      1.315          1.341           66,824
                                                       2004      1.226          1.315           50,384
                                                       2003      0.958          1.226            4,325
                                                       2002      1.000          0.958               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.292          1.321               --
                                                       2005      1.291          1.292            7,619
                                                       2004      1.198          1.291            1,188
                                                       2003      1.003          1.198               --
                                                       2002      1.000          1.003               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.350          1.394               --
                                                       2005      1.313          1.350            4,395
                                                       2004      1.217          1.313            4,395
                                                       2003      0.977          1.217               --
                                                       2002      1.000          0.977               --

  Travelers Large Cap Subaccount (6/00)..............  2006      1.296          1.332               --
                                                       2005      1.222          1.296               --
                                                       2004      1.176          1.222               --
                                                       2003      0.966          1.176               --
                                                       2002      1.000          0.966               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.170               --
                                                       2005      1.000          1.104               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.015          1.016               --
                                                       2005      1.006          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.049          1.084               --
                                                       2005      1.007          1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.125               --
                                                       2005      1.000          1.082               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.044               --
                                                       2005      1.000          1.027               --

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.422          1.506               --
                                                       2005      1.301          1.422            3,795
                                                       2004      1.150          1.301            3,795
                                                       2003      0.973          1.150               --
                                                       2002      1.000          0.973               --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.458          1.539               --
                                                       2005      1.450          1.458           58,156
                                                       2004      1.302          1.450           11,068
                                                       2003      0.974          1.302               --
                                                       2002      1.000          0.974               --

  Travelers MFS Total Return Subaccount (7/00).......  2006      1.225          1.261               --
                                                       2005      1.219          1.225          446,074
                                                       2004      1.121          1.219          351,659
                                                       2003      0.986          1.121            4,696
                                                       2002      1.000          0.986               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.158          1.248               --
                                                       2005      1.114          1.158           23,589
                                                       2004      1.000          1.114            5,161

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.516          1.737               --
                                                       2005      1.419          1.516           70,701
                                                       2004      1.256          1.419           51,990
                                                       2003      1.001          1.256            4,334
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.355          1.434               --
                                                       2005      1.310          1.355           49,236
                                                       2004      1.208          1.310           50,441
                                                       2003      1.000          1.208               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.034          1.086               --
                                                       2005      1.035          1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109               --
                                                       2005      1.088          1.101           78,141
                                                       2004      1.000          1.088           67,513

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Quality Bond Subaccount (3/02)...........  2006      1.058          1.045               --
                                                       2005      1.067          1.058           56,851
                                                       2004      1.058          1.067           30,261
                                                       2003      1.014          1.058               --
                                                       2002      1.000          1.014               --

  Travelers Strategic Equity Subaccount (6/00).......  2006      1.343          1.397               --
                                                       2005      1.348          1.343               --
                                                       2004      1.254          1.348               --
                                                       2003      0.969          1.254               --
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.109          1.274               --
                                                       2005      1.026          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264               --
                                                       2005      1.000          1.105               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.064          1.023               --
                                                       2005      1.045          1.064           49,859
                                                       2004      1.000          1.045           26,273

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2006      1.447          1.639           10,848
                                                       2005      1.425          1.447           10,848
                                                       2004      1.243          1.425           10,848
                                                       2003      0.974          1.243               --
                                                       2002      1.000          0.974               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2006      1.263          1.316               --
                                                       2005      1.200          1.263               --
                                                       2004      1.185          1.200               --
                                                       2003      0.966          1.185               --
                                                       2002      1.000          0.966               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/02).............................................  2006      1.585          1.724           27,905
                                                       2005      1.393          1.585           27,905
                                                       2004      1.239          1.393           13,101
                                                       2003      0.991          1.239               --
                                                       2002      1.000          0.991               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)...........................  2006      1.352          1.502               --
                                                       2005      1.148          1.352               --
                                                       2004      1.162          1.148               --
                                                       2003      0.953          1.162               --
                                                       2002      1.000          0.953               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.864          2.044           92,492
                                                       2005      1.618          1.864           87,770
                                                       2004      1.330          1.618           55,163
                                                       2003      0.986          1.330               --
                                                       2002      1.000          0.986               --





                         SEPARATE ACCOUNT CHARGES 2.50%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.184          1.148               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.238          1.454           51,283
                                                       2005      1.112          1.238           51,256
                                                       2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.230          1.322           22,244
                                                       2005      1.085          1.230           20,229
                                                       2004      1.000          1.085               --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.098          1.234           60,652
                                                       2005      1.064          1.098           50,811
                                                       2004      1.000          1.064               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.347          1.329               --
                                                       2005      1.168          1.347               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.345          1.740               --
                                                       2005      1.287          1.345               --
                                                       2004      1.000          1.287               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2006      1.040          1.182               --
                                                       2005      1.022          1.040               --
                                                       2004      1.000          1.022               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2006      1.128          1.141               --
                                                       2005      1.093          1.128               --
                                                       2004      1.000          1.093               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.199          1.300               --
                                                       2005      1.116          1.199               --
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.201          1.335               --
                                                       2005      1.118          1.201           14,061
                                                       2004      1.000          1.118               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.185          1.369               --
                                                       2005      1.099          1.185            5,901
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.567          1.957            1,954
                                                       2005      1.260          1.567            1,955
                                                       2004      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.241          1.470            1,212
                                                       2005      1.155          1.241           40,479
                                                       2004      1.000          1.155            6,678

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.188          1.411               --
                                                       2005      1.119          1.188            5,883
                                                       2004      1.000          1.119               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.062          1.083               --
                                                       2005      1.075          1.062               --
                                                       2004      1.000          1.075               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.121          1.154               --
                                                       2005      1.067          1.121               --
                                                       2004      1.000          1.067               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2006      1.137          1.179               --
                                                       2005      1.038          1.137               --
                                                       2004      1.000          1.038               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2006      1.144          1.203               --
                                                       2005      1.052          1.144               --
                                                       2004      1.000          1.052               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02).....................................  2006      1.118          1.286               --
                                                       2005      1.086          1.118               --
                                                       2004      1.000          1.086               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.141          1.271               --
                                                       2005      1.125          1.141               --
                                                       2004      1.000          1.125               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.072          1.235               --
                                                       2005      1.056          1.072               --
                                                       2004      1.000          1.056               --

  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.121          1.293               --
                                                       2005      1.079          1.121               --
                                                       2004      1.000          1.079               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.016          1.033               --
                                                       2005      0.990          1.016               --
                                                       2004      1.000          0.990               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.192          1.311               --
                                                       2005      1.165          1.192               --
                                                       2004      1.000          1.165               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2006      1.129          1.223               --
                                                       2005      1.053          1.129               --
                                                       2004      1.000          1.053               --

  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.087          1.220               --
                                                       2005      1.069          1.087               --
                                                       2004      1.000          1.069               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2006      1.076          1.180               --
                                                       2005      1.064          1.076               --
                                                       2004      1.000          1.064               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.995          1.011               --
                                                       2005      0.997          0.995           49,181
                                                       2004      1.000          0.997            7,699

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.094          1.149               --
                                                       2005      1.074          1.094               --
                                                       2004      1.000          1.074               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.106          1.266           30,295
                                                       2005      1.099          1.106           30,282
                                                       2004      1.000          1.099               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.224          1.340           31,506
                                                       2005      1.160          1.224           30,129
                                                       2004      1.000          1.160               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.084          1.116               --
                                                       2005      1.071          1.084               --
                                                       2004      1.000          1.071               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.335          1.264               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.102          1.154               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.299          1.368               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.263          1.338            4,577

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.400          1.533               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.329          1.354               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.116          1.172               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.083          1.129               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.071               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.187          1.165           27,679

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.273          1.256               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.259          1.383           77,868

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.213               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.195          1.277               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.085          1.135            1,447

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.123          1.156           17,005

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.023           21,396

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.137          1.104               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.009          1.042               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      1.003          1.019          196,708

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.141          1.150           18,618

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.176          1.199               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.048           41,465

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.053               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.132          1.202            4,638

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.045           11,217

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.062               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.083          1.144               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.048          1.078               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.997          1.003               --
                                                       2005      0.993          0.997               --
                                                       2004      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.095          1.303               --
                                                       2005      1.062          1.095               --
                                                       2004      1.000          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.062          1.043            2,847
                                                       2005      1.067          1.062            2,849
                                                       2004      1.000          1.067               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.043          1.056            2,900
                                                       2005      1.043          1.043            2,902
                                                       2004      1.000          1.043               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.267          1.579               --
                                                       2005      1.158          1.267               --
                                                       2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.244          1.424               --
                                                       2005      1.192          1.244               --
                                                       2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.118          1.187               --
                                                       2005      1.054          1.118           27,665
                                                       2004      1.000          1.054               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.019          1.083               --
                                                       2005      1.042          1.019               --
                                                       2004      1.000          1.042               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.226          1.335               --
                                                       2005      1.118          1.226               --
                                                       2004      1.000          1.118               --

  Travelers Equity Income Subaccount (10/00).........  2006      1.122          1.176               --
                                                       2005      1.101          1.122               --
                                                       2004      1.000          1.101               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Federated High Yield Subaccount (3/02)...  2006      1.078          1.102               --
                                                       2005      1.077          1.078               --
                                                       2004      1.000          1.077               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.108          1.144               --
                                                       2005      1.078          1.108               --
                                                       2004      1.000          1.078               --

  Travelers Large Cap Subaccount (6/00)..............  2006      1.111          1.141               --
                                                       2005      1.048          1.111            3,154
                                                       2004      1.000          1.048               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.103          1.170               --
                                                       2005      1.000          1.103               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.015          1.016               --
                                                       2005      1.006          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.049          1.083               --
                                                       2005      1.007          1.049           38,334

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.125               --
                                                       2005      1.000          1.081               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.026          1.043               --
                                                       2005      1.000          1.026               --

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.227          1.299               --
                                                       2005      1.123          1.227               --
                                                       2004      1.000          1.123               --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.078          1.137               --
                                                       2005      1.073          1.078               --
                                                       2004      1.000          1.073               --

  Travelers MFS Total Return Subaccount (7/00).......  2006      1.099          1.132               --
                                                       2005      1.095          1.099            3,113
                                                       2004      1.000          1.095               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.169          1.259               --
                                                       2005      1.125          1.169           73,594
                                                       2004      1.000          1.125               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.222          1.400               --
                                                       2005      1.144          1.222               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.129          1.195               --
                                                       2005      1.092          1.129               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.034          1.085               --
                                                       2005      1.035          1.034            1,448

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.115          1.123               --
                                                       2005      1.103          1.115           14,747
                                                       2004      1.000          1.103               --

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.022          1.009               --
                                                       2005      1.031          1.022               --
                                                       2004      1.000          1.031               --

  Travelers Strategic Equity Subaccount (6/00).......  2006      1.092          1.136               --
                                                       2005      1.097          1.092            9,511
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.109          1.273               --
                                                       2005      1.026          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.263               --
                                                       2005      1.000          1.105            3,127

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.090          1.048               --
                                                       2005      1.072          1.090               --
                                                       2004      1.000          1.072               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2006      1.148          1.299               --
                                                       2005      1.130          1.148               --
                                                       2004      1.000          1.130               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2006      1.091          1.136               --
                                                       2005      1.037          1.091               --
                                                       2004      1.000          1.037               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/02).............................................  2006      1.259          1.368               --
                                                       2005      1.106          1.259               --
                                                       2004      1.000          1.106               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)...........................  2006      1.223          1.358               --
                                                       2005      1.039          1.223               --
                                                       2004      1.000          1.039               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.411          1.547            3,671
                                                       2005      1.226          1.411            2,517
                                                       2004      1.000          1.226               --





                         SEPARATE ACCOUNT CHARGES 2.55%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.184          1.146               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.237          1.452           14,393
                                                       2005      1.112          1.237           13,476
                                                       2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.229          1.320          389,169
                                                       2005      1.085          1.229          299,256
                                                       2004      1.000          1.085           33,273

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.097          1.233          386,348
                                                       2005      1.064          1.097          325,048
                                                       2004      1.000          1.064               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.346          1.328               --
                                                       2005      1.168          1.346               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.344          1.738               --
                                                       2005      1.286          1.344           13,433
                                                       2004      1.000          1.286               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2006      1.039          1.180               --
                                                       2005      1.021          1.039               --
                                                       2004      1.000          1.021               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2006      1.127          1.140               --
                                                       2005      1.092          1.127               --
                                                       2004      1.000          1.092               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.198          1.299               --
                                                       2005      1.116          1.198            1,287
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.200          1.334               --
                                                       2005      1.118          1.200           89,941
                                                       2004      1.000          1.118               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.184          1.367               --
                                                       2005      1.099          1.184           50,654
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.566          1.955               --
                                                       2005      1.260          1.566               --
                                                       2004      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.240          1.468           43,616
                                                       2005      1.155          1.240           30,423
                                                       2004      1.000          1.155               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.187          1.409               --
                                                       2005      1.118          1.187           83,827
                                                       2004      1.000          1.118               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.061          1.082               --
                                                       2005      1.075          1.061            7,106
                                                       2004      1.000          1.075               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.120          1.153               --
                                                       2005      1.067          1.120               --
                                                       2004      1.000          1.067               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2006      1.136          1.178               --
                                                       2005      1.038          1.136               --
                                                       2004      1.000          1.038               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2006      1.143          1.202               --
                                                       2005      1.051          1.143               --
                                                       2004      1.000          1.051               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02).....................................  2006      1.117          1.285               --
                                                       2005      1.086          1.117               --
                                                       2004      1.000          1.086               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.140          1.269               --
                                                       2005      1.125          1.140            3,786
                                                       2004      1.000          1.125               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.071          1.233               --
                                                       2005      1.056          1.071               --
                                                       2004      1.000          1.056               --

  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.120          1.291           15,002
                                                       2005      1.078          1.120           15,002
                                                       2004      1.000          1.078               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.015          1.031               --
                                                       2005      0.990          1.015               --
                                                       2004      1.000          0.990               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.191          1.309               --
                                                       2005      1.165          1.191               --
                                                       2004      1.000          1.165               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2006      1.128          1.222           28,805
                                                       2005      1.053          1.128           29,935
                                                       2004      1.000          1.053               --

  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.086          1.219               --
                                                       2005      1.069          1.086               --
                                                       2004      1.000          1.069               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2006      1.075          1.178               --
                                                       2005      1.064          1.075               --
                                                       2004      1.000          1.064               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.995          1.009              728
                                                       2005      0.997          0.995              731
                                                       2004      1.000          0.997               --

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.093          1.148               --
                                                       2005      1.074          1.093               --
                                                       2004      1.000          1.074               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.106          1.264           21,522
                                                       2005      1.098          1.106           21,268
                                                       2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.223          1.338           89,182
                                                       2005      1.159          1.223           84,335
                                                       2004      1.000          1.159               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.084          1.115               --
                                                       2005      1.070          1.084               --
                                                       2004      1.000          1.070               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.334          1.262               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.101          1.153               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.298          1.366               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.263          1.337              725

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.398          1.531               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.328          1.353               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.115          1.171               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.082          1.127               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.071           44,716

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.185          1.164               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.272          1.255               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.258          1.381           19,879

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.212           15,382

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.193          1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.085          1.134               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.122          1.155          255,887

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.022          239,180

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.136          1.102               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.009          1.041               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      1.002          1.018           92,708

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.140          1.148            3,342

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.174          1.197            5,624

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.048               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.053               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.131          1.201          194,812

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.044          115,370

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.062               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.082          1.142            7,751

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.047          1.077               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.996          1.002               --
                                                       2005      0.993          0.996           39,858
                                                       2004      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.094          1.302               --
                                                       2005      1.062          1.094               --
                                                       2004      1.000          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.061          1.042          284,449
                                                       2005      1.066          1.061          234,345
                                                       2004      1.000          1.066               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.042          1.055          374,477
                                                       2005      1.043          1.042          357,636
                                                       2004      1.000          1.043           56,684

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.266          1.577               --
                                                       2005      1.158          1.266               --
                                                       2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.243          1.422            2,758
                                                       2005      1.192          1.243            2,876
                                                       2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.117          1.185               --
                                                       2005      1.053          1.117               --
                                                       2004      1.000          1.053               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.019          1.082               --
                                                       2005      1.041          1.019               --
                                                       2004      1.000          1.041               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.225          1.334               --
                                                       2005      1.118          1.225               --
                                                       2004      1.000          1.118               --

  Travelers Equity Income Subaccount (10/00).........  2006      1.121          1.174               --
                                                       2005      1.101          1.121           18,454
                                                       2004      1.000          1.101               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Federated High Yield Subaccount (3/02)...  2006      1.077          1.101               --
                                                       2005      1.077          1.077               --
                                                       2004      1.000          1.077               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.107          1.143               --
                                                       2005      1.078          1.107               --
                                                       2004      1.000          1.078               --

  Travelers Large Cap Subaccount (6/00)..............  2006      1.110          1.140               --
                                                       2005      1.047          1.110               --
                                                       2004      1.000          1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.103          1.169               --
                                                       2005      1.000          1.103               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.015          1.015               --
                                                       2005      1.006          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.049          1.083               --
                                                       2005      1.007          1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.124               --
                                                       2005      1.000          1.081               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.026          1.043               --
                                                       2005      1.000          1.026               --

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.227          1.298               --
                                                       2005      1.123          1.227               --
                                                       2004      1.000          1.123               --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.077          1.136               --
                                                       2005      1.072          1.077               --
                                                       2004      1.000          1.072               --

  Travelers MFS Total Return Subaccount (7/00).......  2006      1.099          1.131               --
                                                       2005      1.095          1.099          186,486
                                                       2004      1.000          1.095               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.168          1.258               --
                                                       2005      1.125          1.168           27,601
                                                       2004      1.000          1.125               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.221          1.398               --
                                                       2005      1.144          1.221               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.128          1.193               --
                                                       2005      1.092          1.128               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.034          1.085               --
                                                       2005      1.035          1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.114          1.122               --
                                                       2005      1.103          1.114          159,981
                                                       2004      1.000          1.103               --

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.021          1.009               --
                                                       2005      1.031          1.021               --
                                                       2004      1.000          1.031               --

  Travelers Strategic Equity Subaccount (6/00).......  2006      1.091          1.135               --
                                                       2005      1.097          1.091            2,635
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.109          1.272               --
                                                       2005      1.026          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.263               --
                                                       2005      1.000          1.104              728

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.090          1.047               --
                                                       2005      1.071          1.090               --
                                                       2004      1.000          1.071               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2006      1.147          1.297               --
                                                       2005      1.130          1.147               --
                                                       2004      1.000          1.130               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2006      1.090          1.135               --
                                                       2005      1.036          1.090               --
                                                       2004      1.000          1.036               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/02).............................................  2006      1.258          1.366           88,123
                                                       2005      1.106          1.258           85,343
                                                       2004      1.000          1.106               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)...........................  2006      1.222          1.356               --
                                                       2005      1.039          1.222               --
                                                       2004      1.000          1.039               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.410          1.546          118,656
                                                       2005      1.226          1.410          117,119
                                                       2004      1.000          1.226               --





                         SEPARATE ACCOUNT CHARGES 2.65%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.287          1.245               --
                                                       2005      1.151          1.287               --
                                                       2004      1.090          1.151               --
                                                       2003      1.000          1.090               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.455          1.706           21,588
                                                       2005      1.309          1.455           21,588
                                                       2004      1.185          1.309           21,588
                                                       2003      1.000          1.185               --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.421          1.526           64,528
                                                       2005      1.256          1.421           63,288
                                                       2004      1.146          1.256           57,073
                                                       2003      1.000          1.146               --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.268          1.422           60,619
                                                       2005      1.230          1.268           59,712
                                                       2004      1.144          1.230           54,720
                                                       2003      1.000          1.144               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.531          1.509               --
                                                       2005      1.330          1.531               --
                                                       2004      1.142          1.330               --
                                                       2003      1.000          1.142               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.523          1.967               --
                                                       2005      1.459          1.523               --
                                                       2004      1.140          1.459               --
                                                       2003      1.000          1.140               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2006      1.154          1.309               --
                                                       2005      1.135          1.154               --
                                                       2004      1.110          1.135               --
                                                       2003      1.000          1.110               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2006      1.280          1.294               --
                                                       2005      1.242          1.280               --
                                                       2004      1.146          1.242               --
                                                       2003      1.000          1.146               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.280          1.388               --
                                                       2005      1.193          1.280              913
                                                       2004      1.073          1.193              915
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.278          1.419               --
                                                       2005      1.191          1.278              928
                                                       2004      1.066          1.191              931
                                                       2003      1.000          1.066               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.317          1.518               --
                                                       2005      1.223          1.317            3,800
                                                       2004      1.115          1.223            1,080
                                                       2003      1.000          1.115               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.899          2.369               --
                                                       2005      1.530          1.899               --
                                                       2004      1.260          1.530               --
                                                       2003      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.453          1.718           34,073
                                                       2005      1.354          1.453           41,581
                                                       2004      1.173          1.354           39,024
                                                       2003      1.000          1.173               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.388          1.647               --
                                                       2005      1.309          1.388            3,565
                                                       2004      1.159          1.309            1,018
                                                       2003      1.000          1.159               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.047          1.067               --
                                                       2005      1.061          1.047               --
                                                       2004      1.000          1.061               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.188          1.223               --
                                                       2005      1.133          1.188               --
                                                       2004      1.074          1.133               --
                                                       2003      1.000          1.074               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2006      1.356          1.404               --
                                                       2005      1.240          1.356               --
                                                       2004      1.114          1.240               --
                                                       2003      1.000          1.114               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2006      1.273          1.337               --
                                                       2005      1.172          1.273               --
                                                       2004      1.197          1.172               --
                                                       2003      1.000          1.197               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02).....................................  2006      1.192          1.369               --
                                                       2005      1.159          1.192               --
                                                       2004      1.139          1.159               --
                                                       2003      1.000          1.139               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.326          1.475               --
                                                       2005      1.310          1.326            7,956
                                                       2004      1.170          1.310            5,248
                                                       2003      1.000          1.170               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.248          1.435               --
                                                       2005      1.231          1.248               --
                                                       2004      1.167          1.231               --
                                                       2003      1.000          1.167               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.276          1.470               --
                                                       2005      1.230          1.276               --
                                                       2004      1.144          1.230               --
                                                       2003      1.000          1.144               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2006      1.163          1.181               --
                                                       2005      1.135          1.163               --
                                                       2004      1.160          1.135               --
                                                       2003      1.000          1.160               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.413          1.552               --
                                                       2005      1.383          1.413               --
                                                       2004      1.234          1.383               --
                                                       2003      1.000          1.234               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2006      1.299          1.405               --
                                                       2005      1.214          1.299               --
                                                       2004      1.142          1.214               --
                                                       2003      1.000          1.142               --

  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.229          1.378               --
                                                       2005      1.210          1.229               --
                                                       2004      1.127          1.210               --
                                                       2003      1.000          1.127               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2006      1.196          1.309               --
                                                       2005      1.185          1.196               --
                                                       2004      1.122          1.185               --
                                                       2003      1.000          1.122               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.978          0.991               --
                                                       2005      0.981          0.978               --
                                                       2004      0.996          0.981               --
                                                       2003      1.000          0.996               --

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.092          1.145               --
                                                       2005      1.074          1.092               --
                                                       2004      1.000          1.074               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.255          1.434           19,565
                                                       2005      1.248          1.255           13,946
                                                       2004      1.138          1.248            3,532
                                                       2003      1.000          1.138               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.468          1.605            9,573
                                                       2005      1.393          1.468            9,077
                                                       2004      1.153          1.393            5,112
                                                       2003      1.000          1.153               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.081          1.112               --
                                                       2005      1.069          1.081               --
                                                       2004      1.000          1.069               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.581          1.495               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.194          1.250               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.417          1.490               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.261          1.335               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.591          1.741               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.509          1.536               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.112          1.167               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.183          1.231               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.070            5,330

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.064               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.322          1.297               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.271          1.253               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.243          1.364               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.212               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.328          1.418               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.084          1.133               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.104          1.136            4,248

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.022           13,839

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.328          1.287               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.005          1.036               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.983          0.998           38,077

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.264          1.272           16,813

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.288          1.312           16,525

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.053               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.035               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.042               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.047               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.052               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.205          1.279               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.044            6,650

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.061               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.067          1.125               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.019          1.047               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.978          0.983               --
                                                       2005      0.976          0.978           40,712
                                                       2004      0.992          0.976           35,314
                                                       2003      1.000          0.992               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.097          1.304               --
                                                       2005      1.065          1.097               --
                                                       2004      1.000          1.065               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.100          1.079            8,327
                                                       2005      1.107          1.100            8,327
                                                       2004      1.043          1.107            2,323
                                                       2003      1.000          1.043               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.042          1.053            8,800
                                                       2005      1.044          1.042            8,800
                                                       2004      1.022          1.044            2,447
                                                       2003      1.000          1.022               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.456          1.811               --
                                                       2005      1.333          1.456               --
                                                       2004      1.178          1.333               --
                                                       2003      1.000          1.178               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.581          1.806               --
                                                       2005      1.516          1.581               --
                                                       2004      1.233          1.516               --
                                                       2003      1.000          1.233               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.246          1.322               --
                                                       2005      1.176          1.246               --
                                                       2004      1.134          1.176               --
                                                       2003      1.000          1.134               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.114          1.183               --
                                                       2005      1.140          1.114               --
                                                       2004      1.101          1.140               --
                                                       2003      1.000          1.101               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.452          1.581               --
                                                       2005      1.326          1.452               --
                                                       2004      1.170          1.326               --
                                                       2003      1.000          1.170               --

  Travelers Equity Income Subaccount (10/00).........  2006      1.230          1.288               --
                                                       2005      1.209          1.230           10,684
                                                       2004      1.130          1.209               --
                                                       2003      1.000          1.130               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Federated High Yield Subaccount (3/02)...  2006      1.169          1.194               --
                                                       2005      1.170          1.169               --
                                                       2004      1.088          1.170               --
                                                       2003      1.000          1.088               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.263          1.303               --
                                                       2005      1.231          1.263               --
                                                       2004      1.144          1.231               --
                                                       2003      1.000          1.144               --

  Travelers Large Cap Subaccount (6/00)..............  2006      1.231          1.264               --
                                                       2005      1.163          1.231           14,476
                                                       2004      1.121          1.163            9,804
                                                       2003      1.000          1.121               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.102          1.168               --
                                                       2005      1.000          1.102               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.014          1.014               --
                                                       2005      1.006          1.014               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.048          1.082               --
                                                       2005      1.007          1.048               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.080          1.123               --
                                                       2005      1.000          1.080               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.025          1.042               --
                                                       2005      1.000          1.025               --

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.339          1.417               --
                                                       2005      1.227          1.339               --
                                                       2004      1.087          1.227               --
                                                       2003      1.000          1.087               --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.259          1.328               --
                                                       2005      1.255          1.259               --
                                                       2004      1.129          1.255               --
                                                       2003      1.000          1.129               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers MFS Total Return Subaccount (7/00).......  2006      1.171          1.205               --
                                                       2005      1.168          1.171               --
                                                       2004      1.076          1.168               --
                                                       2003      1.000          1.076               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.154          1.243               --
                                                       2005      1.113          1.154               --
                                                       2004      1.000          1.113               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.390          1.591               --
                                                       2005      1.303          1.390               --
                                                       2004      1.156          1.303               --
                                                       2003      1.000          1.156               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.256          1.328               --
                                                       2005      1.217          1.256               --
                                                       2004      1.124          1.217               --
                                                       2003      1.000          1.124               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.033          1.084               --
                                                       2005      1.035          1.033               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.097          1.104               --
                                                       2005      1.087          1.097            4,248
                                                       2004      1.000          1.087            1,191

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.017          1.005               --
                                                       2005      1.028          1.017               --
                                                       2004      1.022          1.028               --
                                                       2003      1.000          1.022               --

  Travelers Strategic Equity Subaccount (6/00).......  2006      1.188          1.236               --
                                                       2005      1.196          1.188               --
                                                       2004      1.114          1.196               --
                                                       2003      1.000          1.114               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.108          1.271               --
                                                       2005      1.026          1.108               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.261               --
                                                       2005      1.000          1.103               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.061          1.019               --
                                                       2005      1.044          1.061               --
                                                       2004      1.000          1.044               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2006      1.314          1.486               --
                                                       2005      1.296          1.314               --
                                                       2004      1.134          1.296               --
                                                       2003      1.000          1.134               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2006      1.200          1.248               --
                                                       2005      1.142          1.200               --
                                                       2004      1.130          1.142               --
                                                       2003      1.000          1.130               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/02).............................................  2006      1.450          1.574           18,442
                                                       2005      1.276          1.450           13,521
                                                       2004      1.138          1.276            1,038
                                                       2003      1.000          1.138               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)...........................  2006      1.279          1.417               --
                                                       2005      1.088          1.279               --
                                                       2004      1.103          1.088               --
                                                       2003      1.000          1.103               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.668          1.826              779
                                                       2005      1.451          1.668              781
                                                       2004      1.195          1.451              783
                                                       2003      1.000          1.195               --





* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.


Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.


If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Value Portfolio merged into Met Investors Series Trust-MFS Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                    VINTAGE L CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


The following tables provide the Accumulation Unit Values information for the *mid-range* combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.00%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.391          1.452               --
                                                       2005      1.356          1.391           12,305
                                                       2004      1.244          1.356            7,914
                                                       2003      0.960          1.244               --
                                                       2002      1.000          0.960               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.370          1.334               --
                                                       2005      1.217          1.370               --
                                                       2004      1.146          1.217               --
                                                       2003      0.948          1.146               --
                                                       2002      1.000          0.948               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.624          1.917          130,979
                                                       2005      1.452          1.624           63,624
                                                       2004      1.305          1.452           16,089
                                                       2003      0.984          1.305               --
                                                       2002      1.000          0.984               --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.618          1.748          347,831
                                                       2005      1.420          1.618          258,891
                                                       2004      1.288          1.420           59,168
                                                       2003      0.961          1.288            2,719
                                                       2002      1.000          0.961               --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.415          1.598          316,239
                                                       2005      1.364          1.415          229,631
                                                       2004      1.261          1.364           71,798
                                                       2003      0.971          1.261           16,467
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.610          1.591               --
                                                       2005      1.389          1.610               --
                                                       2004      1.186          1.389               --
                                                       2003      0.968          1.186               --
                                                       2002      1.000          0.968               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.787          2.323               --
                                                       2005      1.701          1.787              705
                                                       2004      1.321          1.701               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410               --
                                                       2005      1.202          1.298               --
                                                       2004      1.074          1.202               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442               --
                                                       2005      1.200          1.295           34,696
                                                       2004      1.067          1.200            9,982
                                                       2003      1.000          1.067               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.031          1.195          245,912
                                                       2005      1.000          1.031           77,214

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.463          1.558               --
                                                       2005      1.424          1.463               --
                                                       2004      1.303          1.424               --
                                                       2003      0.969          1.303               --
                                                       2002      1.000          0.969               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693               --
                                                       2005      1.347          1.459           76,699
                                                       2004      1.220          1.347           10,810
                                                       2003      0.994          1.220               --
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.202          2.765           32,985
                                                       2005      1.763          2.202           19,456
                                                       2004      1.442          1.763            1,778
                                                       2003      1.000          1.442               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.608          1.914           51,421
                                                       2005      1.489          1.608           45,342
                                                       2004      1.281          1.489           29,054
                                                       2003      0.989          1.281           24,859
                                                       2002      1.000          0.989               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.535          1.833               --
                                                       2005      1.438          1.535           17,765
                                                       2004      1.265          1.438            1,328
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2006      1.684          1.870               --
                                                       2005      1.533          1.684               --
                                                       2004      1.298          1.533               --
                                                       2003      0.983          1.298               --
                                                       2002      1.000          0.983               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708               --
                                                       2005      1.498          1.527            9,646
                                                       2004      1.330          1.498            2,221
                                                       2003      1.000          1.330               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      1.156          1.336               --
                                                       2005      1.181          1.156               --
                                                       2004      1.166          1.181               --
                                                       2003      0.963          1.166               --
                                                       2002      1.000          0.963               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      1.328          1.397               --
                                                       2005      1.274          1.328               --
                                                       2004      1.263          1.274               --
                                                       2003      0.960          1.263               --
                                                       2002      1.000          0.960               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.580          1.749               --
                                                       2005      1.537          1.580               --
                                                       2004      1.356          1.537               --
                                                       2003      0.974          1.356               --
                                                       2002      1.000          0.974               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.417          1.640               --
                                                       2005      1.389          1.417               --
                                                       2004      1.308          1.389               --
                                                       2003      0.960          1.308               --
                                                       2002      1.000          0.960               --

  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.405          1.628            1,090
                                                       2005      1.345          1.405            1,091
                                                       2004      1.243          1.345               --
                                                       2003      0.958          1.243               --
                                                       2002      1.000          0.958               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.642          1.815            5,333
                                                       2005      1.597          1.642            2,886
                                                       2004      1.415          1.597            1,205
                                                       2003      0.970          1.415               --
                                                       2002      1.000          0.970               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (6/00).............  2006      1.300          1.463           85,959
                                                       2005      1.272          1.300           86,807
                                                       2004      1.193          1.272           21,342
                                                       2003      0.977          1.193               --
                                                       2002      1.000          0.977               --

  LMPVPII Diversified Strategic Income Subaccount
  (7/00).............................................  2006      1.164          1.202            2,313
                                                       2005      1.158          1.164            2,316
                                                       2004      1.106          1.158            2,319
                                                       2003      1.010          1.106               --
                                                       2002      1.000          1.010               --

  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.337          1.509            3,145
                                                       2005      1.308          1.337            3,148
                                                       2004      1.211          1.308            3,152
                                                       2003      0.967          1.211               --
                                                       2002      1.000          0.967               --

  LMPVPII Fundamental Value Subaccount (6/00)........  2006      1.430          1.637           29,077
                                                       2005      1.392          1.430           30,829
                                                       2004      1.312          1.392           15,869
                                                       2003      0.966          1.312              832
                                                       2002      1.000          0.966               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.993          1.013            2,508
                                                       2005      0.989          0.993            2,511
                                                       2004      0.998          0.989            2,514
                                                       2003      1.000          0.998               --

  LMPVPIII Aggressive Growth Subaccount (3/00).......  2006      1.479          1.577           60,153
                                                       2005      1.351          1.479           44,546
                                                       2004      1.254          1.351            2,707
                                                       2003      0.951          1.254               --
                                                       2002      1.000          0.951               --

  LMPVPIII High Income Subaccount (8/00).............  2006      1.371          1.491           60,536
                                                       2005      1.363          1.371           62,996
                                                       2004      1.259          1.363           40,792
                                                       2003      1.007          1.259               --
                                                       2002      1.000          1.007               --

  LMPVPIII Large Cap Growth Subaccount (2/00)........  2006      1.388          1.424           10,655
                                                       2005      1.346          1.388           10,438
                                                       2004      1.369          1.346            9,394
                                                       2003      0.946          1.369               --
                                                       2002      1.000          0.946               --

  LMPVPIII Mid Cap Core Subaccount (4/00)............  2006      1.428          1.607           24,478
                                                       2005      1.345          1.428           27,339
                                                       2004      1.242          1.345           14,742
                                                       2003      0.977          1.242               --
                                                       2002      1.000          0.977               --

  LMPVPIII Money Market Subaccount (2/00)............  2006      0.983          1.008           47,337
                                                       2005      0.975          0.983           48,266
                                                       2004      0.986          0.975           27,896
                                                       2003      1.000          0.986               --
                                                       2002      1.000          1.000               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.347          1.500          183,492
                                                       2005      1.305          1.347          238,315
                                                       2004      1.249          1.305          167,138
                                                       2003      0.969          1.249          152,451
                                                       2002      1.000          0.969               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.231          1.334          140,539
                                                       2005      1.205          1.231          143,709
                                                       2004      1.171          1.205          146,527
                                                       2003      0.979          1.171           72,172
                                                       2002      1.000          0.979               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.401          1.582          225,988
                                                       2005      1.341          1.401          222,692
                                                       2004      1.241          1.341          202,906
                                                       2003      0.963          1.241               --
                                                       2002      1.000          0.963               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.291          1.421               --
                                                       2005      1.272          1.291               --
                                                       2004      1.216          1.272               --
                                                       2003      0.962          1.216               --
                                                       2002      1.000          0.962               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.385          1.592            4,946
                                                       2005      1.369          1.385            4,107
                                                       2004      1.239          1.369               --
                                                       2003      1.000          1.239               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.618          1.780           40,715
                                                       2005      1.525          1.618           35,837
                                                       2004      1.255          1.525            6,621
                                                       2003      1.000          1.255              574

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.529          1.615               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.269          1.349            3,355

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.764          1.938            8,333

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.591          1.626            3,406

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.073          208,147

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.069            8,374

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.450          1.429               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.279          1.266               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.259          1.387           29,407

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.217            6,509

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.453          1.559               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.090          1.144               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.119          1.156          100,478

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.026           66,574

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.562          1.521           10,409

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.068          1.106           38,259

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.327          1.360               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.352          1.367            3,521

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.426          1.459              935

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.057           27,716

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.057          220,196

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.280          1.365           77,028

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.048           84,318

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.066               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.115          1.101          116,978
                                                       2005      1.114          1.115          151,970
                                                       2004      1.044          1.114           61,268
                                                       2003      1.000          1.044           29,542

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.076          1.095          177,810
                                                       2005      1.071          1.076          174,968
                                                       2004      1.042          1.071           31,435
                                                       2003      1.012          1.042           14,239
                                                       2002      1.000          1.012               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.569          1.965               --
                                                       2005      1.427          1.569               --
                                                       2004      1.253          1.427               --
                                                       2003      0.994          1.253               --
                                                       2002      1.000          0.994               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.860          2.138           16,952
                                                       2005      1.773          1.860           14,298
                                                       2004      1.433          1.773               --
                                                       2003      0.977          1.433               --
                                                       2002      1.000          0.977               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450               --
                                                       2005      1.279          1.364               --
                                                       2004      1.226          1.279               --
                                                       2003      0.967          1.226               --
                                                       2002      1.000          0.967               --

  Travelers Equity Income Subaccount (10/00).........  2006      1.359          1.426               --
                                                       2005      1.327          1.359              938
                                                       2004      1.232          1.327               --
                                                       2003      0.958          1.232               --
                                                       2002      1.000          0.958               --

  Travelers Large Cap Subaccount (6/00)..............  2006      1.314          1.352               --
                                                       2005      1.233          1.314            3,521
                                                       2004      1.181          1.233            3,521
                                                       2003      0.967          1.181              616
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.175               --
                                                       2005      1.000          1.107           23,645

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.018          1.021               --
                                                       2005      1.007          1.018               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.052          1.088               --
                                                       2005      1.008          1.052               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130               --
                                                       2005      1.000          1.085           11,903

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.048               --
                                                       2005      1.000          1.029               --

  Travelers Managed Income Subaccount (7/00).........  2006      1.080          1.068               --
                                                       2005      1.087          1.080           39,938
                                                       2004      1.078          1.087           22,533
                                                       2003      1.014          1.078            1,913
                                                       2002      1.000          1.014               --

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.442          1.529               --
                                                       2005      1.313          1.442               --
                                                       2004      1.156          1.313               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.478          1.562               --
                                                       2005      1.463          1.478            3,169
                                                       2004      1.308          1.463               --
                                                       2003      0.974          1.308               --
                                                       2002      1.000          0.974               --

  Travelers MFS Total Return Subaccount (7/00).......  2006      1.242          1.280               --
                                                       2005      1.230          1.242           54,528
                                                       2004      1.126          1.230            3,680
                                                       2003      0.986          1.126              635
                                                       2002      1.000          0.986               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.166          1.259               --
                                                       2005      1.118          1.166           27,311
                                                       2004      1.000          1.118               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.537          1.764               --
                                                       2005      1.432          1.537            8,336
                                                       2004      1.262          1.432               --
                                                       2003      1.001          1.262               --
                                                       2002      1.000          1.001               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453               --
                                                       2005      1.320          1.372               --
                                                       2004      1.212          1.320               --
                                                       2003      1.000          1.212               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.037          1.090               --
                                                       2005      1.036          1.037               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.109          1.119               --
                                                       2005      1.091          1.109           93,381
                                                       2004      1.000          1.091           34,210

  Travelers Strategic Equity Subaccount (6/00).......  2006      1.361          1.418               --
                                                       2005      1.361          1.361               --
                                                       2004      1.260          1.361               --
                                                       2003      0.969          1.260               --
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.112          1.279               --
                                                       2005      1.027          1.112               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269               --
                                                       2005      1.000          1.108               --

  Travelers Van Kampen Enterprise Subaccount (4/00)..  2006      1.280          1.327               --
                                                       2005      1.211          1.280               --
                                                       2004      1.190          1.211               --
                                                       2003      0.966          1.190               --
                                                       2002      1.000          0.966               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (2/00)..........................................  2006      1.329          1.340               --
                                                       2005      1.257          1.329               --
                                                       2004      1.198          1.257               --
                                                       2003      0.959          1.198               --
                                                       2002      1.000          0.959               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (5/00)...  2006      1.615          1.767           43,292
                                                       2005      1.410          1.615           26,380
                                                       2004      1.247          1.410            2,113
                                                       2003      0.991          1.247               --
                                                       2002      1.000          0.991               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.889          2.082           63,186
                                                       2005      1.633          1.889           48,261
                                                       2004      1.336          1.633            8,965
                                                       2003      0.986          1.336              536
                                                       2002      1.000          0.986               --





                         SEPARATE ACCOUNT CHARGES 2.05%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.135          1.184               --
                                                       2005      1.107          1.135               --
                                                       2004      1.016          1.107               --
                                                       2003      0.785          1.016               --
                                                       2002      1.000          0.785               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.156          1.126               --
                                                       2005      1.028          1.156            2,023
                                                       2004      0.968          1.028               --
                                                       2003      0.801          0.968               --
                                                       2002      1.182          0.801               --
                                                       2001      1.000          1.182               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.635          1.929          108,164
                                                       2005      1.463          1.635           92,526
                                                       2004      1.316          1.463           45,727
                                                       2003      0.993          1.316               --
                                                       2002      1.187          0.993               --
                                                       2001      1.000          1.187               --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.540          1.663          354,787
                                                       2005      1.353          1.540          339,051
                                                       2004      1.227          1.353          224,757
                                                       2003      0.916          1.227           13,689
                                                       2002      1.237          0.916               --
                                                       2001      1.000          1.237               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.330          1.501          210,901
                                                       2005      1.282          1.330          210,374
                                                       2004      1.186          1.282          141,724
                                                       2003      0.914          1.186           88,389
                                                       2002      1.143          0.914               --
                                                       2001      1.000          1.143               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.287          1.272               --
                                                       2005      1.111          1.287               --
                                                       2004      0.949          1.111               --
                                                       2003      0.775          0.949               --
                                                       2002      1.000          0.775               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.690          2.196               --
                                                       2005      1.609          1.690               --
                                                       2004      1.250          1.609               --
                                                       2003      0.952          1.250               --
                                                       2002      1.000          0.952               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408               --
                                                       2005      1.201          1.297               --
                                                       2004      1.074          1.201               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440               --
                                                       2005      1.199          1.294            6,383
                                                       2004      1.067          1.199            1,538
                                                       2003      1.000          1.067               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.031          1.194           29,299
                                                       2005      1.000          1.031               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.292          1.376           15,074
                                                       2005      1.259          1.292           13,854
                                                       2004      1.153          1.259            7,904
                                                       2003      0.857          1.153               --
                                                       2002      1.227          0.857               --
                                                       2001      1.000          1.227               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.233          1.430               --
                                                       2005      1.138          1.233          113,725
                                                       2004      1.031          1.138           62,851
                                                       2003      0.841          1.031               --
                                                       2002      1.000          0.841               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.199          2.760           33,315
                                                       2005      1.761          2.199           34,370
                                                       2004      1.442          1.761           27,878
                                                       2003      1.000          1.442            4,181

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.469          1.747          110,754
                                                       2005      1.361          1.469           98,761
                                                       2004      1.172          1.361           66,369
                                                       2003      0.904          1.172           10,166
                                                       2002      1.134          0.904               --
                                                       2001      1.000          1.134               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.237          1.477               --
                                                       2005      1.160          1.237            5,511
                                                       2004      1.020          1.160            1,140
                                                       2003      0.788          1.020               --
                                                       2002      1.000          0.788               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2006      1.394          1.548               --
                                                       2005      1.270          1.394               --
                                                       2004      1.076          1.270               --
                                                       2003      0.815          1.076               --
                                                       2002      1.158          0.815               --
                                                       2001      1.000          1.158               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.525          1.705               --
                                                       2005      1.497          1.525           11,493
                                                       2004      1.330          1.497           11,540
                                                       2003      1.000          1.330               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      0.979          1.132               --
                                                       2005      1.001          0.979               --
                                                       2004      0.989          1.001               --
                                                       2003      0.817          0.989               --
                                                       2002      1.127          0.817               --
                                                       2001      1.000          1.127               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      1.186          1.247               --
                                                       2005      1.139          1.186               --
                                                       2004      1.130          1.139               --
                                                       2003      0.859          1.130               --
                                                       2002      1.197          0.859               --
                                                       2001      1.000          1.197               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.432          1.584           16,196
                                                       2005      1.394          1.432           16,170
                                                       2004      1.231          1.394           15,034
                                                       2003      0.885          1.231               --
                                                       2002      1.215          0.885               --
                                                       2001      1.000          1.215               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.219          1.411           62,630
                                                       2005      1.196          1.219           30,618
                                                       2004      1.127          1.196            9,549
                                                       2003      0.827          1.127               --
                                                       2002      1.127          0.827               --
                                                       2001      1.000          1.127               --

  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.250          1.448           17,601
                                                       2005      1.197          1.250           18,740
                                                       2004      1.107          1.197            9,435
                                                       2003      0.854          1.107               --
                                                       2002      1.133          0.854               --
                                                       2001      1.000          1.133               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.357          1.499           46,016
                                                       2005      1.320          1.357           57,267
                                                       2004      1.171          1.320           56,224
                                                       2003      0.802          1.171               --
                                                       2002      1.255          0.802               --
                                                       2001      1.000          1.255               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (6/00).............  2006      1.220          1.372          120,433
                                                       2005      1.194          1.220          119,527
                                                       2004      1.120          1.194           96,922
                                                       2003      0.918          1.120               --
                                                       2002      1.136          0.918               --
                                                       2001      1.000          1.136               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Diversified Strategic Income Subaccount
  (7/00).............................................  2006      1.195          1.234           74,662
                                                       2005      1.189          1.195           62,261
                                                       2004      1.137          1.189           41,948
                                                       2003      1.039          1.137               --
                                                       2002      1.011          1.039               --
                                                       2001      1.000          1.011               --

  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.198          1.351           31,907
                                                       2005      1.173          1.198           32,169
                                                       2004      1.086          1.173           24,381
                                                       2003      0.867          1.086               --
                                                       2002      1.141          0.867               --
                                                       2001      1.000          1.141               --

  LMPVPII Fundamental Value Subaccount (6/00)........  2006      1.336          1.529          102,926
                                                       2005      1.301          1.336          107,320
                                                       2004      1.227          1.301           78,557
                                                       2003      0.904          1.227               --
                                                       2002      1.172          0.904               --
                                                       2001      1.000          1.172               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.991          1.011           26,480
                                                       2005      0.989          0.991           30,100
                                                       2004      0.997          0.989               --
                                                       2003      1.000          0.997               --

  LMPVPIII Aggressive Growth Subaccount (3/00).......  2006      1.242          1.324          118,142
                                                       2005      1.136          1.242          149,332
                                                       2004      1.054          1.136           92,170
                                                       2003      0.800          1.054               --
                                                       2002      1.212          0.800               --
                                                       2001      1.000          1.212               --

  LMPVPIII High Income Subaccount (8/00).............  2006      1.336          1.452           27,565
                                                       2005      1.329          1.336           27,070
                                                       2004      1.228          1.329           18,983
                                                       2003      0.983          1.228               --
                                                       2002      1.037          0.983               --
                                                       2001      1.000          1.037               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Large Cap Growth Subaccount (2/00)........  2006      1.275          1.307          134,324
                                                       2005      1.237          1.275          130,235
                                                       2004      1.258          1.237          112,011
                                                       2003      0.870          1.258               --
                                                       2002      1.181          0.870               --
                                                       2001      1.000          1.181               --

  LMPVPIII Mid Cap Core Subaccount (4/00)............  2006      1.425          1.603           14,843
                                                       2005      1.343          1.425           14,845
                                                       2004      1.241          1.343           14,847
                                                       2003      0.976          1.241               --
                                                       2002      1.232          0.976               --
                                                       2001      1.000          1.232               --

  LMPVPIII Money Market Subaccount (2/00)............  2006      0.974          0.998          112,341
                                                       2005      0.967          0.974          132,472
                                                       2004      0.978          0.967           32,120
                                                       2003      0.992          0.978               --
                                                       2002      1.000          0.992               --
                                                       2001      1.000          1.000               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.470          1.637          177,918
                                                       2005      1.426          1.470          189,544
                                                       2004      1.365          1.426          159,891
                                                       2003      1.060          1.365           79,503
                                                       2002      1.000          1.060               --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.301          1.409          414,487
                                                       2005      1.274          1.301          421,372
                                                       2004      1.238          1.274          273,574
                                                       2003      1.037          1.238           34,419
                                                       2002      1.000          1.037               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.559          1.759          159,791
                                                       2005      1.493          1.559          159,791
                                                       2004      1.382          1.493          130,088
                                                       2003      1.073          1.382               --
                                                       2002      1.000          1.073               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.432          1.575           48,499
                                                       2005      1.411          1.432           57,253
                                                       2004      1.349          1.411           24,670
                                                       2003      1.068          1.349               --
                                                       2002      1.000          1.068               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.383          1.589           70,166
                                                       2005      1.368          1.383           70,546
                                                       2004      1.239          1.368           69,261
                                                       2003      1.000          1.239           71,566

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.616          1.777           76,489
                                                       2005      1.524          1.616           78,565
                                                       2004      1.254          1.524           66,625
                                                       2003      1.000          1.254           13,602

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.324          1.398           39,338

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.269          1.348            2,871

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.480          1.626           52,338

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.272          1.300               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.073          136,529

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.069            5,423

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.346          1.326               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.278          1.265               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.257          1.385           22,768

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.216            3,163

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.451          1.556           31,894

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.090          1.143               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.117          1.154           52,405

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.026           39,878

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      0.877          0.854           11,223

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.032          1.068          156,072

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.132          1.160               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.201          1.214               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.415          1.447           74,282

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.051           15,509

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.056               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.299          1.385          145,862

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.048            6,723

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.066            2,322

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.113          1.099          384,032
                                                       2005      1.113          1.113          288,960
                                                       2004      1.043          1.113          171,050
                                                       2003      1.000          1.043           78,471

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.137          1.156          390,243
                                                       2005      1.132          1.137          388,412
                                                       2004      1.102          1.132          164,259
                                                       2003      1.071          1.102               --
                                                       2002      1.002          1.071               --
                                                       2001      1.000          1.002               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.445          1.809               --
                                                       2005      1.315          1.445               --
                                                       2004      1.155          1.315               --
                                                       2003      0.917          1.155               --
                                                       2002      1.137          0.917               --
                                                       2001      1.000          1.137               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.858          2.135           31,363
                                                       2005      1.771          1.858           34,614
                                                       2004      1.433          1.771           15,588
                                                       2003      0.977          1.433               --
                                                       2002      1.220          0.977               --
                                                       2001      1.000          1.220               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.266          1.346               --
                                                       2005      1.189          1.266               --
                                                       2004      1.139          1.189               --
                                                       2003      0.899          1.139               --
                                                       2002      1.206          0.899               --
                                                       2001      1.000          1.206               --

  Travelers Equity Income Subaccount (10/00).........  2006      1.348          1.415               --
                                                       2005      1.317          1.348           74,242
                                                       2004      1.224          1.317           52,584
                                                       2003      0.952          1.224           35,771
                                                       2002      1.129          0.952               --
                                                       2001      1.000          1.129               --

  Travelers Large Cap Subaccount (6/00)..............  2006      1.167          1.201               --
                                                       2005      1.096          1.167               --
                                                       2004      1.050          1.096               --
                                                       2003      0.860          1.050               --
                                                       2002      1.137          0.860               --
                                                       2001      1.000          1.137               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.175               --
                                                       2005      1.000          1.107               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.018          1.020               --
                                                       2005      1.007          1.018               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.052          1.088               --
                                                       2005      1.008          1.052           14,308

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130               --
                                                       2005      1.000          1.085               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.047               --
                                                       2005      1.000          1.029               --

  Travelers Managed Income Subaccount (7/00).........  2006      1.043          1.032               --
                                                       2005      1.050          1.043          155,816
                                                       2004      1.042          1.050          117,811
                                                       2003      0.981          1.042               --
                                                       2002      0.980          0.981               --
                                                       2001      1.000          0.980               --

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.249          1.324               --
                                                       2005      1.137          1.249           39,338
                                                       2004      1.002          1.137           33,831
                                                       2003      0.844          1.002               --
                                                       2002      1.151          0.844               --
                                                       2001      1.000          1.151               --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      0.830          0.877               --
                                                       2005      0.822          0.830           10,540
                                                       2004      0.736          0.822           10,388
                                                       2003      0.548          0.736               --
                                                       2002      1.000          0.548               --

  Travelers MFS Total Return Subaccount (7/00).......  2006      1.261          1.299               --
                                                       2005      1.250          1.261           80,510
                                                       2004      1.144          1.250           46,257
                                                       2003      1.002          1.144           74,835
                                                       2002      1.080          1.002               --
                                                       2001      1.000          1.080               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.165          1.257               --
                                                       2005      1.117          1.165           19,960
                                                       2004      1.000          1.117            8,567

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.290          1.480               --
                                                       2005      1.202          1.290           47,848
                                                       2004      1.060          1.202           30,586
                                                       2003      0.842          1.060               --
                                                       2002      1.000          0.842               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.370          1.451               --
                                                       2005      1.319          1.370            2,908
                                                       2004      1.212          1.319            1,735
                                                       2003      1.000          1.212               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.037          1.090               --
                                                       2005      1.036          1.037               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117               --
                                                       2005      1.091          1.108           52,692
                                                       2004      1.000          1.091           30,316

  Travelers Strategic Equity Subaccount (6/00).......  2006      1.047          1.091               --
                                                       2005      1.047          1.047               --
                                                       2004      0.970          1.047               --
                                                       2003      0.747          0.970               --
                                                       2002      1.148          0.747               --
                                                       2001      1.000          1.148               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.112          1.278               --
                                                       2005      1.027          1.112               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269               --
                                                       2005      1.000          1.108               --

  Travelers Van Kampen Enterprise Subaccount (4/00)..  2006      1.092          1.132               --
                                                       2005      1.034          1.092               --
                                                       2004      1.016          1.034               --
                                                       2003      0.826          1.016               --
                                                       2002      1.193          0.826               --
                                                       2001      1.000          1.193               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (2/00)..........................................  2006      1.037          1.045               --
                                                       2005      0.981          1.037               --
                                                       2004      0.935          0.981               --
                                                       2003      0.750          0.935               --
                                                       2002      1.134          0.750               --
                                                       2001      1.000          1.134               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (5/00)...  2006      1.614          1.765           28,681
                                                       2005      1.410          1.614           18,005
                                                       2004      1.248          1.410           13,584
                                                       2003      0.992          1.248           13,584
                                                       2002      1.118          0.992               --
                                                       2001      1.000          1.118               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.631          1.796           67,576
                                                       2005      1.411          1.631           89,979
                                                       2004      1.155          1.411           46,989
                                                       2003      0.853          1.155               --
                                                       2002      1.000          0.853               --





                         SEPARATE ACCOUNT CHARGES 2.20%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.246          1.300               --
                                                       2005      1.218          1.246            6,602
                                                       2004      1.119          1.218            6,602
                                                       2003      1.000          1.119               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.301          1.264               --
                                                       2005      1.158          1.301               --
                                                       2004      1.092          1.158               --
                                                       2003      1.000          1.092               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.471          1.733           29,898
                                                       2005      1.318          1.471           23,759
                                                       2004      1.187          1.318            8,440
                                                       2003      1.000          1.187               --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.437          1.549           76,391
                                                       2005      1.264          1.437           81,944
                                                       2004      1.148          1.264           16,435
                                                       2003      1.000          1.148               --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.281          1.444          110,012
                                                       2005      1.238          1.281          108,452
                                                       2004      1.146          1.238           22,121
                                                       2003      1.000          1.146               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.547          1.528               --
                                                       2005      1.338          1.547               --
                                                       2004      1.144          1.338               --
                                                       2003      1.000          1.144               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.540          1.998               --
                                                       2005      1.468          1.540               --
                                                       2004      1.142          1.468               --
                                                       2003      1.000          1.142               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403               --
                                                       2005      1.199          1.293               --
                                                       2004      1.073          1.199               --
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435               --
                                                       2005      1.197          1.290          115,865
                                                       2004      1.067          1.197           23,905
                                                       2003      1.000          1.067               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.030          1.191               --
                                                       2005      1.000          1.030               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.332          1.417               --
                                                       2005      1.300          1.332               --
                                                       2004      1.192          1.300               --
                                                       2003      1.000          1.192               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.331          1.541               --
                                                       2005      1.230          1.331           32,524
                                                       2004      1.117          1.230               --
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.920          2.406            2,000
                                                       2005      1.540          1.920               --
                                                       2004      1.262          1.540               --
                                                       2003      1.000          1.262               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.468          1.745            5,694
                                                       2005      1.362          1.468            8,678
                                                       2004      1.175          1.362               --
                                                       2003      1.000          1.175               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.403          1.672               --
                                                       2005      1.317          1.403               --
                                                       2004      1.161          1.317               --
                                                       2003      1.000          1.161               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2006      1.474          1.634               --
                                                       2005      1.345          1.474               --
                                                       2004      1.141          1.345               --
                                                       2003      1.000          1.141               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.341          1.497               --
                                                       2005      1.318          1.341               --
                                                       2004      1.172          1.318               --
                                                       2003      1.000          1.172               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      1.087          1.254               --
                                                       2005      1.113          1.087               --
                                                       2004      1.101          1.113               --
                                                       2003      1.000          1.101               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      1.204          1.265               --
                                                       2005      1.158          1.204               --
                                                       2004      1.151          1.158               --
                                                       2003      1.000          1.151               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.432          1.582            3,929
                                                       2005      1.395          1.432            4,326
                                                       2004      1.234          1.395               --
                                                       2003      1.000          1.234               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.261          1.457               --
                                                       2005      1.239          1.261            8,725
                                                       2004      1.169          1.239            8,725
                                                       2003      1.000          1.169               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.290          1.492           19,347
                                                       2005      1.238          1.290           19,376
                                                       2004      1.146          1.238               --
                                                       2003      1.000          1.146               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.428          1.576               --
                                                       2005      1.392          1.428               --
                                                       2004      1.236          1.392               --
                                                       2003      1.000          1.236               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (6/00).............  2006      1.215          1.364          200,690
                                                       2005      1.191          1.215          206,472
                                                       2004      1.119          1.191           44,636
                                                       2003      1.000          1.119               --

  LMPVPII Diversified Strategic Income Subaccount
  (7/00).............................................  2006      1.107          1.142            3,690
                                                       2005      1.104          1.107            3,695
                                                       2004      1.057          1.104               --
                                                       2003      1.000          1.057               --

  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.242          1.399               --
                                                       2005      1.218          1.242               --
                                                       2004      1.129          1.218               --
                                                       2003      1.000          1.129               --

  LMPVPII Fundamental Value Subaccount (6/00)........  2006      1.268          1.448           64,021
                                                       2005      1.237          1.268           65,639
                                                       2004      1.168          1.237           24,257
                                                       2003      1.000          1.168               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.988          1.006            5,618
                                                       2005      0.987          0.988            6,103
                                                       2004      0.997          0.987            7,585
                                                       2003      1.000          0.997               --

  LMPVPIII Aggressive Growth Subaccount (3/00).......  2006      1.334          1.419               --
                                                       2005      1.221          1.334               --
                                                       2004      1.135          1.221               --
                                                       2003      1.000          1.135               --

  LMPVPIII High Income Subaccount (8/00).............  2006      1.194          1.296          109,086
                                                       2005      1.189          1.194          104,197
                                                       2004      1.101          1.189           86,793
                                                       2003      1.000          1.101               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Large Cap Growth Subaccount (2/00)........  2006      1.180          1.208               --
                                                       2005      1.147          1.180               --
                                                       2004      1.168          1.147               --
                                                       2003      1.000          1.168               --

  LMPVPIII Mid Cap Core Subaccount (4/00)............  2006      1.325          1.488           20,028
                                                       2005      1.251          1.325           20,028
                                                       2004      1.158          1.251               --
                                                       2003      1.000          1.158               --

  LMPVPIII Money Market Subaccount (2/00)............  2006      0.986          1.009          106,499
                                                       2005      0.981          0.986          109,235
                                                       2004      0.994          0.981           29,273
                                                       2003      1.000          0.994               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.212          1.347               --
                                                       2005      1.177          1.212               --
                                                       2004      1.128          1.177               --
                                                       2003      1.000          1.128               --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.140          1.233          203,212
                                                       2005      1.118          1.140          203,432
                                                       2004      1.088          1.118           32,569
                                                       2003      1.000          1.088               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.281          1.444          347,992
                                                       2005      1.229          1.281          352,330
                                                       2004      1.140          1.229          356,993
                                                       2003      1.000          1.140               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.187          1.303            7,477
                                                       2005      1.171          1.187            7,489
                                                       2004      1.122          1.171            7,498
                                                       2003      1.000          1.122               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.269          1.456            4,043
                                                       2005      1.256          1.269            4,048
                                                       2004      1.140          1.256               --
                                                       2003      1.000          1.140               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.484          1.630            3,531
                                                       2005      1.402          1.484            3,535
                                                       2004      1.155          1.402               --
                                                       2003      1.000          1.155               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.434          1.513               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.267          1.345               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.615          1.768            2,877

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.528          1.560               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.072           54,763

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.338          1.316               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.277          1.262               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.254          1.380               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.215               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.345          1.440               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.088          1.141               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.114          1.149            6,248

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.025          162,649

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.344          1.307               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.015          1.049          183,191

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.252          1.282               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.280          1.292               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.304          1.332               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.056               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.038               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.045               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.055               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.220          1.299           69,860

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.047               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.064               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.112          1.096           27,563
                                                       2005      1.114          1.112           27,563
                                                       2004      1.045          1.114               --
                                                       2003      1.000          1.045               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.053          1.070            4,570
                                                       2005      1.051          1.053            4,393
                                                       2004      1.024          1.051            4,240
                                                       2003      1.000          1.024               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.472          1.839               --
                                                       2005      1.341          1.472               --
                                                       2004      1.180          1.341               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.598          1.833               --
                                                       2005      1.526          1.598               --
                                                       2004      1.236          1.526               --
                                                       2003      1.000          1.236               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.259          1.338               --
                                                       2005      1.184          1.259               --
                                                       2004      1.136          1.184               --
                                                       2003      1.000          1.136               --

  Travelers Equity Income Subaccount (10/00).........  2006      1.243          1.304               --
                                                       2005      1.217          1.243               --
                                                       2004      1.132          1.217               --
                                                       2003      1.000          1.132               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Large Cap Subaccount (6/00)..............  2006      1.244          1.280               --
                                                       2005      1.170          1.244               --
                                                       2004      1.123          1.170               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.173               --
                                                       2005      1.000          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.017          1.019               --
                                                       2005      1.007          1.017               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.051          1.086               --
                                                       2005      1.008          1.051               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.128               --
                                                       2005      1.000          1.084               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.046               --
                                                       2005      1.000          1.028               --

  Travelers Managed Income Subaccount (7/00).........  2006      1.026          1.015               --
                                                       2005      1.035          1.026          187,197
                                                       2004      1.029          1.035           20,659
                                                       2003      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.353          1.434               --
                                                       2005      1.235          1.353               --
                                                       2004      1.089          1.235               --
                                                       2003      1.000          1.089               --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.273          1.344               --
                                                       2005      1.263          1.273               --
                                                       2004      1.131          1.263               --
                                                       2003      1.000          1.131               --

  Travelers MFS Total Return Subaccount (7/00).......  2006      1.184          1.220               --
                                                       2005      1.176          1.184           69,872
                                                       2004      1.078          1.176            4,470
                                                       2003      1.000          1.078               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.163          1.254               --
                                                       2005      1.116          1.163               --
                                                       2004      1.000          1.116               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.405          1.611               --
                                                       2005      1.311          1.405               --
                                                       2004      1.158          1.311               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.270          1.345               --
                                                       2005      1.225          1.270               --
                                                       2004      1.126          1.225               --
                                                       2003      1.000          1.126               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.036          1.088               --
                                                       2005      1.036          1.036               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.105          1.114               --
                                                       2005      1.090          1.105            6,615
                                                       2004      1.000          1.090            7,982

  Travelers Strategic Equity Subaccount (6/00).......  2006      1.201          1.251               --
                                                       2005      1.203          1.201               --
                                                       2004      1.116          1.203               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.111          1.277               --
                                                       2005      1.026          1.111               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.267               --
                                                       2005      1.000          1.107               --

  Travelers Van Kampen Enterprise Subaccount (4/00)..  2006      1.209          1.252               --
                                                       2005      1.146          1.209               --
                                                       2004      1.128          1.146               --
                                                       2003      1.000          1.128               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (2/00)..........................................  2006      1.233          1.240               --
                                                       2005      1.167          1.233               --
                                                       2004      1.115          1.167               --
                                                       2003      1.000          1.115               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (5/00)...  2006      1.471          1.606            6,118
                                                       2005      1.287          1.471            6,740
                                                       2004      1.140          1.287               --
                                                       2003      1.000          1.140               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.686          1.854               --
                                                       2005      1.460          1.686               --
                                                       2004      1.197          1.460               --
                                                       2003      1.000          1.197               --





                         SEPARATE ACCOUNT CHARGES 2.10%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.249          1.304                --
                                                       2005      1.220          1.249             5,093
                                                       2004      1.120          1.220                --
                                                       2003      1.000          1.120                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.304          1.269                --
                                                       2005      1.159          1.304                --
                                                       2004      1.093          1.159                --
                                                       2003      1.000          1.093                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.474          1.738           103,905
                                                       2005      1.319          1.474            33,810
                                                       2004      1.187          1.319            20,425
                                                       2003      1.000          1.187                --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.440          1.554         1,002,424
                                                       2005      1.266          1.440           495,689
                                                       2004      1.149          1.266           102,273
                                                       2003      1.000          1.149                --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.284          1.449           507,931
                                                       2005      1.239          1.284           278,103
                                                       2004      1.147          1.239           107,765
                                                       2003      1.000          1.147                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.551          1.532                --
                                                       2005      1.340          1.551               159
                                                       2004      1.145          1.340                --
                                                       2003      1.000          1.145                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.543          2.004                --
                                                       2005      1.470          1.543             1,987
                                                       2004      1.143          1.470                --
                                                       2003      1.000          1.143                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406                --
                                                       2005      1.201          1.295             2,632
                                                       2004      1.074          1.201                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439                --
                                                       2005      1.199          1.293           118,685
                                                       2004      1.067          1.199                --
                                                       2003      1.000          1.067                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.031          1.193           525,841
                                                       2005      1.000          1.031           141,388

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.336          1.422            21,577
                                                       2005      1.302          1.336            21,578
                                                       2004      1.192          1.302            20,936
                                                       2003      1.000          1.192                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547                --
                                                       2005      1.232          1.334           156,547
                                                       2004      1.117          1.232            32,618
                                                       2003      1.000          1.117                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.924          2.414            97,572
                                                       2005      1.542          1.924            26,812
                                                       2004      1.263          1.542                --
                                                       2003      1.000          1.263                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.472          1.750           265,061
                                                       2005      1.364          1.472           111,621
                                                       2004      1.175          1.364            10,115
                                                       2003      1.000          1.175                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.406          1.678                --
                                                       2005      1.319          1.406           121,975
                                                       2004      1.161          1.319                --
                                                       2003      1.000          1.161                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2006      1.478          1.639            35,115
                                                       2005      1.347          1.478            33,744
                                                       2004      1.142          1.347                --
                                                       2003      1.000          1.142                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502                --
                                                       2005      1.320          1.344            44,697
                                                       2004      1.173          1.320             4,856
                                                       2003      1.000          1.173                --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      1.090          1.258                --
                                                       2005      1.115          1.090                --
                                                       2004      1.101          1.115                --
                                                       2003      1.000          1.101                --

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      1.207          1.269                --
                                                       2005      1.160          1.207                --
                                                       2004      1.151          1.160                --
                                                       2003      1.000          1.151                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.436          1.587             5,608
                                                       2005      1.397          1.436             2,459
                                                       2004      1.234          1.397                --
                                                       2003      1.000          1.234                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.264          1.462                --
                                                       2005      1.241          1.264                --
                                                       2004      1.170          1.241                --
                                                       2003      1.000          1.170                --

  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.293          1.498            10,724
                                                       2005      1.240          1.293             5,937
                                                       2004      1.147          1.240                --
                                                       2003      1.000          1.147                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.432          1.581                --
                                                       2005      1.394          1.432                --
                                                       2004      1.236          1.394                --
                                                       2003      1.000          1.236                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (6/00).............  2006      1.218          1.369            97,027
                                                       2005      1.192          1.218            25,336
                                                       2004      1.119          1.192                --
                                                       2003      1.000          1.119                --

  LMPVPII Diversified Strategic Income Subaccount
  (7/00).............................................  2006      1.110          1.145            24,652
                                                       2005      1.105          1.110            24,652
                                                       2004      1.057          1.105            45,255
                                                       2003      1.000          1.057                --

  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.245          1.403            58,180
                                                       2005      1.219          1.245            56,720
                                                       2004      1.130          1.219            54,008
                                                       2003      1.000          1.130                --

  LMPVPII Fundamental Value Subaccount (6/00)........  2006      1.271          1.453           154,105
                                                       2005      1.238          1.271            19,317
                                                       2004      1.169          1.238                --
                                                       2003      1.000          1.169                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.990          1.010            17,256
                                                       2005      0.988          0.990            12,201
                                                       2004      0.997          0.988                --
                                                       2003      1.000          0.997                --

  LMPVPIII Aggressive Growth Subaccount (3/00).......  2006      1.337          1.424           164,664
                                                       2005      1.223          1.337           101,312
                                                       2004      1.136          1.223            12,861
                                                       2003      1.000          1.136                --

  LMPVPIII High Income Subaccount (8/00).............  2006      1.197          1.301           209,321
                                                       2005      1.191          1.197           129,198
                                                       2004      1.101          1.191            58,956
                                                       2003      1.000          1.101                --

  LMPVPIII Large Cap Growth Subaccount (2/00)........  2006      1.183          1.212            35,857
                                                       2005      1.148          1.183             6,605
                                                       2004      1.169          1.148                --
                                                       2003      1.000          1.169                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Mid Cap Core Subaccount (4/00)............  2006      1.328          1.494             6,459
                                                       2005      1.252          1.328             3,622
                                                       2004      1.158          1.252                --
                                                       2003      1.000          1.158                --

  LMPVPIII Money Market Subaccount (2/00)............  2006      0.989          1.013                --
                                                       2005      0.982          0.989                --
                                                       2004      0.994          0.982                --
                                                       2003      1.000          0.994                --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.215          1.352           460,035
                                                       2005      1.179          1.215           589,302
                                                       2004      1.129          1.179           241,112
                                                       2003      1.000          1.129                --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.143          1.237           144,862
                                                       2005      1.120          1.143           142,759
                                                       2004      1.089          1.120           102,335
                                                       2003      1.000          1.089                --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.284          1.449            35,168
                                                       2005      1.231          1.284            30,949
                                                       2004      1.140          1.231                --
                                                       2003      1.000          1.140                --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.189          1.308            71,356
                                                       2005      1.173          1.189            69,100
                                                       2004      1.122          1.173            23,773
                                                       2003      1.000          1.122                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.272          1.461            19,912
                                                       2005      1.258          1.272             5,316
                                                       2004      1.140          1.258                --
                                                       2003      1.000          1.140                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.488          1.635           118,005
                                                       2005      1.404          1.488            87,302
                                                       2004      1.156          1.404            16,199
                                                       2003      1.000          1.156                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.438          1.518                --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.268          1.347                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.611          1.774            64,360

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.532          1.565             1,019

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.072           459,659

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.342          1.321                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.278          1.264                --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.256          1.384           113,435

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.216            34,117

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.348          1.445                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.089          1.142                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.116          1.153           468,443

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.025           249,125

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.348          1.312             7,142

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.017          1.052            36,305

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.256          1.287                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.283          1.296             7,020

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.308          1.337            45,657

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.046                --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.051                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.056            64,097

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.223          1.303           266,015

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.047           492,976

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.065                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.115          1.099           274,083
                                                       2005      1.115          1.115           185,851
                                                       2004      1.046          1.115            10,245
                                                       2003      1.000          1.046                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.056          1.073           592,484
                                                       2005      1.052          1.056           470,959
                                                       2004      1.024          1.052             4,979
                                                       2003      1.000          1.024                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.475          1.845                --
                                                       2005      1.343          1.475                --
                                                       2004      1.180          1.343                --
                                                       2003      1.000          1.180                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.601          1.839                --
                                                       2005      1.528          1.601                --
                                                       2004      1.236          1.528                --
                                                       2003      1.000          1.236                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.262          1.342                --
                                                       2005      1.185          1.262                --
                                                       2004      1.136          1.185                --
                                                       2003      1.000          1.136                --

  Travelers Equity Income Subaccount (10/00).........  2006      1.246          1.308                --
                                                       2005      1.218          1.246            45,518
                                                       2004      1.132          1.218                --
                                                       2003      1.000          1.132                --

  Travelers Large Cap Subaccount (6/00)..............  2006      1.247          1.283                --
                                                       2005      1.172          1.247             1,666
                                                       2004      1.123          1.172                --
                                                       2003      1.000          1.123                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.106          1.174                --
                                                       2005      1.000          1.106                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.017          1.020                --
                                                       2005      1.007          1.017                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.051          1.087                --
                                                       2005      1.008          1.051                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129                --
                                                       2005      1.000          1.084                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.047                --
                                                       2005      1.000          1.028                --

  Travelers Managed Income Subaccount (7/00).........  2006      1.029          1.017                --
                                                       2005      1.036          1.029            27,974
                                                       2004      1.029          1.036            21,513
                                                       2003      1.000          1.029                --

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.357          1.438                --
                                                       2005      1.236          1.357                --
                                                       2004      1.090          1.236                --
                                                       2003      1.000          1.090                --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.276          1.348                --
                                                       2005      1.264          1.276             6,041
                                                       2004      1.132          1.264                --
                                                       2003      1.000          1.132                --

  Travelers MFS Total Return Subaccount (7/00).......  2006      1.187          1.223                --
                                                       2005      1.177          1.187            96,384
                                                       2004      1.078          1.177             9,432
                                                       2003      1.000          1.078                --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.164          1.256                --
                                                       2005      1.117          1.164           125,223
                                                       2004      1.000          1.117                --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.408          1.615                --
                                                       2005      1.313          1.408             3,713
                                                       2004      1.158          1.313                --
                                                       2003      1.000          1.158                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348                --
                                                       2005      1.226          1.273                --
                                                       2004      1.127          1.226                --
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.036          1.089                --
                                                       2005      1.036          1.036                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116                --
                                                       2005      1.091          1.107           119,462
                                                       2004      1.000          1.091                --

  Travelers Strategic Equity Subaccount (6/00).......  2006      1.204          1.254                --
                                                       2005      1.205          1.204                --
                                                       2004      1.116          1.205                --
                                                       2003      1.000          1.116                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.112          1.278                --
                                                       2005      1.026          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

  Travelers Van Kampen Enterprise Subaccount (4/00)..  2006      1.212          1.256                --
                                                       2005      1.148          1.212                --
                                                       2004      1.128          1.148                --
                                                       2003      1.000          1.128                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (2/00)..........................................  2006      1.236          1.244                --
                                                       2005      1.169          1.236                --
                                                       2004      1.115          1.169                --
                                                       2003      1.000          1.115                --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (5/00)...  2006      1.474          1.611           441,668
                                                       2005      1.288          1.474           120,962
                                                       2004      1.141          1.288            21,572
                                                       2003      1.000          1.141                --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.690          1.860            92,430
                                                       2005      1.462          1.690            45,068
                                                       2004      1.198          1.462                --
                                                       2003      1.000          1.198                --

                         SEPARATE ACCOUNT CHARGES 2.25%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.380          1.440                 --
                                                       2005      1.349          1.380            863,304
                                                       2004      1.241          1.349            671,346
                                                       2003      0.960          1.241            324,534
                                                       2002      1.000          0.960                 --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.360          1.321                 --
                                                       2005      1.211          1.360            551,459
                                                       2004      1.143          1.211            216,941
                                                       2003      0.948          1.143             66,077
                                                       2002      1.000          0.948                 --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.612          1.898          5,865,325
                                                       2005      1.445          1.612          5,479,126
                                                       2004      1.302          1.445          3,301,874
                                                       2003      0.984          1.302            560,403
                                                       2002      1.000          0.984                 --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.606          1.730         14,897,001
                                                       2005      1.413          1.606         15,362,612
                                                       2004      1.285          1.413          9,273,858
                                                       2003      0.960          1.285          2,482,245
                                                       2002      1.000          0.960                 --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.404          1.582         18,131,781
                                                       2005      1.357          1.404         18,636,981
                                                       2004      1.257          1.357         12,269,497
                                                       2003      0.971          1.257          2,985,394
                                                       2002      1.000          0.971                 --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.597          1.577                 --
                                                       2005      1.382          1.597            144,490
                                                       2004      1.183          1.382             85,167
                                                       2003      0.968          1.183             62,369
                                                       2002      1.000          0.968                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.773          2.300                 --
                                                       2005      1.692          1.773            621,716
                                                       2004      1.317          1.692            363,487
                                                       2003      1.005          1.317            141,660
                                                       2002      1.000          1.005                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                 --
                                                       2005      1.199          1.291            491,266
                                                       2004      1.073          1.199            200,346
                                                       2003      1.000          1.073                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                 --
                                                       2005      1.197          1.289            558,937
                                                       2004      1.067          1.197            213,448
                                                       2003      1.000          1.067                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.030          1.190          1,855,434
                                                       2005      1.000          1.030            473,972

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.452          1.543          1,284,037
                                                       2005      1.417          1.452          1,496,822
                                                       2004      1.300          1.417          1,111,279
                                                       2003      0.969          1.300            297,552
                                                       2002      1.000          0.969                 --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.448          1.676                 --
                                                       2005      1.340          1.448          3,992,826
                                                       2004      1.217          1.340          2,095,459
                                                       2003      0.994          1.217            723,595
                                                       2002      1.000          0.994                 --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.188          2.740          1,654,953
                                                       2005      1.756          2.188          1,505,095
                                                       2004      1.440          1.756            466,250
                                                       2003      1.000          1.440             91,391

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.596          1.895          4,708,415
                                                       2005      1.481          1.596          4,568,600
                                                       2004      1.278          1.481          2,330,211
                                                       2003      0.989          1.278            519,279
                                                       2002      1.000          0.989                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.524          1.815                 --
                                                       2005      1.431          1.524          2,064,621
                                                       2004      1.262          1.431            594,562
                                                       2003      0.976          1.262            206,659
                                                       2002      1.000          0.976                 --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2006      1.671          1.851             72,150
                                                       2005      1.525          1.671             71,823
                                                       2004      1.295          1.525             17,001
                                                       2003      0.983          1.295              9,106
                                                       2002      1.000          0.983                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.517          1.693                 --
                                                       2005      1.492          1.517            896,870
                                                       2004      1.328          1.492            512,682
                                                       2003      1.000          1.328             58,521

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      1.147          1.323            646,905
                                                       2005      1.175          1.147            663,758
                                                       2004      1.163          1.175            499,442
                                                       2003      0.963          1.163            171,776
                                                       2002      1.000          0.963                 --

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      1.318          1.383            129,733
                                                       2005      1.268          1.318             64,976
                                                       2004      1.260          1.268             30,641
                                                       2003      0.960          1.260             15,353
                                                       2002      1.000          0.960                 --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.568          1.731            465,300
                                                       2005      1.529          1.568            449,352
                                                       2004      1.353          1.529            361,221
                                                       2003      0.974          1.353            162,355
                                                       2002      1.000          0.974                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.406          1.624          2,877,618
                                                       2005      1.382          1.406          3,274,732
                                                       2004      1.305          1.382          2,835,223
                                                       2003      0.960          1.305          1,303,133
                                                       2002      1.000          0.960                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.394          1.612          1,610,692
                                                       2005      1.338          1.394          1,852,362
                                                       2004      1.240          1.338          1,547,557
                                                       2003      0.958          1.240            657,293
                                                       2002      1.000          0.958                 --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.630          1.797            707,497
                                                       2005      1.589          1.630            758,509
                                                       2004      1.412          1.589            681,109
                                                       2003      0.970          1.412            195,339
                                                       2002      1.000          0.970                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (6/00).............  2006      1.290          1.448          4,321,712
                                                       2005      1.265          1.290          5,012,226
                                                       2004      1.190          1.265          4,141,171
                                                       2003      0.977          1.190          1,561,246
                                                       2002      1.000          0.977                 --

  LMPVPII Diversified Strategic Income Subaccount
  (7/00).............................................  2006      1.155          1.190          2,807,755
                                                       2005      1.152          1.155          3,581,641
                                                       2004      1.103          1.152          2,920,201
                                                       2003      1.010          1.103            887,819
                                                       2002      1.000          1.010                 --

  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.327          1.493          2,451,798
                                                       2005      1.302          1.327          2,839,502
                                                       2004      1.208          1.302          2,252,137
                                                       2003      0.967          1.208          1,148,700
                                                       2002      1.000          0.967                 --

  LMPVPII Fundamental Value Subaccount (6/00)........  2006      1.419          1.621          8,782,807
                                                       2005      1.385          1.419          9,239,878
                                                       2004      1.309          1.385          8,216,033
                                                       2003      0.966          1.309          2,834,488
                                                       2002      1.000          0.966                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.987          1.005          2,330,493
                                                       2005      0.986          0.987          2,390,703
                                                       2004      0.997          0.986          1,892,813
                                                       2003      1.000          0.997             14,435

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Aggressive Growth Subaccount (3/00).......  2006      1.467          1.561         10,359,253
                                                       2005      1.344          1.467         11,136,013
                                                       2004      1.250          1.344          8,924,780
                                                       2003      0.951          1.250          2,994,791
                                                       2002      1.000          0.951                 --

  LMPVPIII High Income Subaccount (8/00).............  2006      1.361          1.476          4,201,814
                                                       2005      1.356          1.361          5,049,829
                                                       2004      1.256          1.356          3,993,608
                                                       2003      1.007          1.256          1,647,756
                                                       2002      1.000          1.007                 --

  LMPVPIII Large Cap Growth Subaccount (2/00)........  2006      1.378          1.409          3,160,788
                                                       2005      1.339          1.378          3,424,059
                                                       2004      1.365          1.339          3,125,256
                                                       2003      0.946          1.365          1,176,777
                                                       2002      1.000          0.946                 --

  LMPVPIII Mid Cap Core Subaccount (4/00)............  2006      1.417          1.591          1,737,713
                                                       2005      1.338          1.417          1,933,083
                                                       2004      1.239          1.338          1,628,496
                                                       2003      0.977          1.239            733,971
                                                       2002      1.000          0.977                 --

  LMPVPIII Money Market Subaccount (2/00)............  2006      0.975          0.998          3,098,109
                                                       2005      0.970          0.975          3,019,588
                                                       2004      0.984          0.970          2,251,784
                                                       2003      0.999          0.984            888,448
                                                       2002      1.000          0.999                 --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.337          1.485         19,863,305
                                                       2005      1.299          1.337         21,918,724
                                                       2004      1.245          1.299         14,950,399
                                                       2003      0.969          1.245          3,309,858
                                                       2002      1.000          0.969                 --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.222          1.320         17,342,699
                                                       2005      1.199          1.222         19,350,145
                                                       2004      1.168          1.199         13,207,492
                                                       2003      0.979          1.168          2,672,484
                                                       2002      1.000          0.979                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.390          1.566          4,543,622
                                                       2005      1.335          1.390          4,997,367
                                                       2004      1.238          1.335          2,387,094
                                                       2003      0.962          1.238            490,264
                                                       2002      1.000          0.962                 --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.282          1.407          2,777,247
                                                       2005      1.266          1.282          3,120,861
                                                       2004      1.213          1.266          1,741,885
                                                       2003      0.961          1.213            576,357
                                                       2002      1.000          0.961                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.376          1.578          2,148,289
                                                       2005      1.363          1.376          2,139,915
                                                       2004      1.237          1.363          1,226,122
                                                       2003      1.000          1.237            154,434

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.608          1.764          2,597,442
                                                       2005      1.519          1.608          2,921,421
                                                       2004      1.252          1.519          1,430,939
                                                       2003      1.000          1.252            131,586

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.516          1.599            288,998

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.266          1.344             56,705

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.749          1.919          1,285,532

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.577          1.610            167,521

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.071          6,479,999

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.067             53,483

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.438          1.414            530,563

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.276          1.261             20,057

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.252          1.378            940,120

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.215          1,328,851

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.443          1.544            413,816

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.088          1.140                 --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.113          1.148          3,470,815

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024          2,422,847

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.549          1.506            636,005

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.059          1.095          4,842,617

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.316          1.347            118,219

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.341          1.353          1,120,739

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.414          1.445          3,166,062

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.056                553

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.038            408,562

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.045            229,794

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.050            164,786

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.055            214,580

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.269          1.351         11,196,229

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046          4,363,967

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.064            747,985

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.108          1.091          4,183,557
                                                       2005      1.110          1.108          4,183,574
                                                       2004      1.042          1.110          2,075,669
                                                       2003      1.000          1.042            364,430

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.067          1.084         15,751,561
                                                       2005      1.066          1.067         16,295,872
                                                       2004      1.039          1.066         11,030,522
                                                       2003      1.012          1.039          4,444,217
                                                       2002      1.000          1.012                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.557          1.945            502,297
                                                       2005      1.420          1.557            503,884
                                                       2004      1.249          1.420            507,731
                                                       2003      0.994          1.249            378,045
                                                       2002      1.000          0.994                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.846          2.117          1,084,311
                                                       2005      1.764          1.846          1,127,527
                                                       2004      1.429          1.764            802,610
                                                       2003      0.977          1.429            446,380
                                                       2002      1.000          0.977                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.353          1.438                 --
                                                       2005      1.273          1.353            533,485
                                                       2004      1.222          1.273            433,213
                                                       2003      0.967          1.222            173,834
                                                       2002      1.000          0.967                 --

  Travelers Equity Income Subaccount (10/00).........  2006      1.349          1.414                 --
                                                       2005      1.320          1.349          3,470,760
                                                       2004      1.229          1.320          2,356,302
                                                       2003      0.958          1.229            933,491
                                                       2002      1.000          0.958                 --

  Travelers Large Cap Subaccount (6/00)..............  2006      1.304          1.341                 --
                                                       2005      1.227          1.304            761,388
                                                       2004      1.178          1.227            638,667
                                                       2003      0.966          1.178            246,621
                                                       2002      1.000          0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.173                 --
                                                       2005      1.000          1.105                474

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.017          1.018                 --
                                                       2005      1.007          1.017                 --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.050          1.086                 --
                                                       2005      1.008          1.050            113,761

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127                 --
                                                       2005      1.000          1.083            238,769

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.045                 --
                                                       2005      1.000          1.028              8,861

  Travelers Managed Income Subaccount (7/00).........  2006      1.072          1.059                 --
                                                       2005      1.081          1.072          5,358,347
                                                       2004      1.075          1.081          4,415,032
                                                       2003      1.014          1.075          1,389,623
                                                       2002      1.000          1.014                 --

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.431          1.516                 --
                                                       2005      1.306          1.431            360,257
                                                       2004      1.153          1.306            236,555
                                                       2003      0.973          1.153            123,529
                                                       2002      1.000          0.973                 --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.467          1.549                 --
                                                       2005      1.456          1.467            662,001
                                                       2004      1.305          1.456            183,666
                                                       2003      0.974          1.305            138,108
                                                       2002      1.000          0.974                 --

  Travelers MFS Total Return Subaccount (7/00).......  2006      1.232          1.269                 --
                                                       2005      1.224          1.232         12,161,644
                                                       2004      1.123          1.224          8,449,630
                                                       2003      0.986          1.123          3,040,252
                                                       2002      1.000          0.986                 --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.162          1.252                 --
                                                       2005      1.116          1.162            692,556
                                                       2004      1.000          1.116            152,817

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.526          1.749                 --
                                                       2005      1.425          1.526          1,407,512
                                                       2004      1.259          1.425            820,537
                                                       2003      1.001          1.259             85,856
                                                       2002      1.000          1.001                 --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.363          1.443                 --
                                                       2005      1.315          1.363            524,811
                                                       2004      1.210          1.315            202,670
                                                       2003      1.000          1.210              4,367

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.036          1.088                 --
                                                       2005      1.036          1.036                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113                 --
                                                       2005      1.089          1.104          3,120,622
                                                       2004      1.000          1.089            438,335

  Travelers Strategic Equity Subaccount (6/00).......  2006      1.351          1.407                 --
                                                       2005      1.354          1.351            459,855
                                                       2004      1.256          1.354            421,151
                                                       2003      0.969          1.256            331,406
                                                       2002      1.000          0.969                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.111          1.276                 --
                                                       2005      1.026          1.111              8,175

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266                 --
                                                       2005      1.000          1.106                 --

  Travelers Van Kampen Enterprise Subaccount (4/00)..  2006      1.270          1.316                 --
                                                       2005      1.205          1.270            242,757
                                                       2004      1.186          1.205            112,094
                                                       2003      0.966          1.186            157,881
                                                       2002      1.000          0.966                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (2/00)..........................................  2006      1.319          1.327            162,826
                                                       2005      1.250          1.319            148,862
                                                       2004      1.195          1.250            104,386
                                                       2003      0.959          1.195             55,188
                                                       2002      1.000          0.959                 --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (5/00)...  2006      1.603          1.749          6,450,192
                                                       2005      1.403          1.603          6,370,669
                                                       2004      1.244          1.403          3,260,531
                                                       2003      0.991          1.244          1,112,778
                                                       2002      1.000          0.991                 --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.875          2.061          4,235,804
                                                       2005      1.625          1.875          4,190,757
                                                       2004      1.333          1.625          2,561,023
                                                       2003      0.986          1.333            731,326
                                                       2002      1.000          0.986                 --

                         SEPARATE ACCOUNT CHARGES 2.30%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.008          1.051               --
                                                       2005      1.000          1.008               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.155          1.121               --
                                                       2005      1.000          1.155               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.116          1.314               --
                                                       2005      1.000          1.116               --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.143          1.231           11,675
                                                       2005      1.000          1.143            7,957

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.039          1.169               --
                                                       2005      1.000          1.039               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.165          1.150               --
                                                       2005      1.000          1.165               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.083          1.404               --
                                                       2005      1.000          1.083               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.076          1.168               --
                                                       2005      1.000          1.076               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.102          1.226               --
                                                       2005      1.000          1.102               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.029          1.189           12,572
                                                       2005      1.000          1.029            8,420

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.051          1.116               --
                                                       2005      1.000          1.051               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.079          1.248               --
                                                       2005      1.000          1.079            8,302

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.207          1.511               --
                                                       2005      1.000          1.207               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.071          1.271               --
                                                       2005      1.000          1.071               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.061          1.263               --
                                                       2005      1.000          1.061               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2006      1.103          1.221               --
                                                       2005      1.000          1.103               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.028          1.147               --
                                                       2005      1.000          1.028               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      0.978          1.127               --
                                                       2005      1.000          0.978               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      1.042          1.093               --
                                                       2005      1.000          1.042               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.074          1.185               --
                                                       2005      1.000          1.074               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.033          1.192               --
                                                       2005      1.000          1.033               --

  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.074          1.183               --
                                                       2005      1.000          1.074               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (6/00).............  2006      1.013          1.136               --
                                                       2005      1.000          1.013               --

  LMPVPII Diversified Strategic Income Subaccount
  (7/00).............................................  2006      0.994          1.024               --
                                                       2005      1.000          0.994               --

  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.025          1.153               --
                                                       2005      1.000          1.025               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Fundamental Value Subaccount (6/00)........  2006      1.038          1.185               --
                                                       2005      1.000          1.038               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      1.000          1.018               --
                                                       2005      1.000          1.000               --

  LMPVPIII Aggressive Growth Subaccount (3/00).......  2006      1.107          1.177               --
                                                       2005      1.000          1.107               --

  LMPVPIII High Income Subaccount (8/00).............  2006      0.996          1.081               --
                                                       2005      1.000          0.996               --

  LMPVPIII Large Cap Growth Subaccount (2/00)........  2006      1.054          1.077               --
                                                       2005      1.000          1.054               --

  LMPVPIII Mid Cap Core Subaccount (4/00)............  2006      1.068          1.199               --
                                                       2005      1.000          1.068               --

  LMPVPIII Money Market Subaccount (2/00)............  2006      1.005          1.028               --
                                                       2005      1.000          1.005               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.042          1.157               --
                                                       2005      1.000          1.042               --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.028          1.110          459,689
                                                       2005      1.000          1.028          142,365

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.052          1.185          303,869
                                                       2005      1.000          1.052           97,903

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.017          1.116               --
                                                       2005      1.000          1.017               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.023          1.173               --
                                                       2005      1.000          1.023               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.073          1.176               --
                                                       2005      1.000          1.073               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.153          1.215               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.266          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.223          1.341               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.150          1.174               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.071           14,114

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.146          1.127               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.275          1.260               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.115          1.226               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.214               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.104          1.182               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.087          1.139               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.013          1.044               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.103          1.072               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      0.976          1.008               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.108          1.134               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.104          1.114               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.077          1.100               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.054               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.038          1.104               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.064               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      0.989          0.973               --
                                                       2005      1.000          0.989               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      0.998          1.012           19,653
                                                       2005      1.000          0.998           13,117

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.095          1.367               --
                                                       2005      1.000          1.095               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.053          1.207               --
                                                       2005      1.000          1.053               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.079          1.146               --
                                                       2005      1.000          1.079               --

  Travelers Equity Income Subaccount (10/00).........  2006      1.028          1.077               --
                                                       2005      1.000          1.028               --

  Travelers Large Cap Subaccount (6/00)..............  2006      1.074          1.104               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.172               --
                                                       2005      1.000          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.016          1.018               --
                                                       2005      1.006          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.050          1.085               --
                                                       2005      1.007          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127               --
                                                       2005      1.000          1.083               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045               --
                                                       2005      1.000          1.027               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Income Subaccount (7/00).........  2006      0.987          0.976               --
                                                       2005      1.000          0.987               --

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.089          1.153               --
                                                       2005      1.000          1.089               --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.045          1.103               --
                                                       2005      1.000          1.045               --

  Travelers MFS Total Return Subaccount (7/00).......  2006      1.008          1.038               --
                                                       2005      1.000          1.008               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.034          1.115               --
                                                       2005      1.000          1.034               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.067          1.223               --
                                                       2005      1.000          1.067               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.043          1.104               --
                                                       2005      1.000          1.043               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.035          1.087               --
                                                       2005      1.036          1.035               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.005          1.013               --
                                                       2005      1.000          1.005               --

  Travelers Strategic Equity Subaccount (6/00).......  2006      1.042          1.085               --
                                                       2005      1.000          1.042               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.110          1.275               --
                                                       2005      1.026          1.110               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266               --
                                                       2005      1.000          1.106               --

  Travelers Van Kampen Enterprise Subaccount (4/00)..  2006      1.070          1.108               --
                                                       2005      1.000          1.070               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (2/00)..........................................  2006      1.073          1.079               --
                                                       2005      1.000          1.073               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (5/00)...  2006      1.132          1.234               --
                                                       2005      1.000          1.132               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.138          1.250               --
                                                       2005      1.000          1.138               --





                         SEPARATE ACCOUNT CHARGES 2.35%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.242          1.295                --
                                                       2005      1.215          1.242           111,636
                                                       2004      1.119          1.215                --
                                                       2003      1.000          1.119                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.296          1.258                --
                                                       2005      1.155          1.296            26,995
                                                       2004      1.092          1.155                --
                                                       2003      1.000          1.092                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.465          1.724         1,666,157
                                                       2005      1.315          1.465         1,016,509
                                                       2004      1.186          1.315            12,546
                                                       2003      1.000          1.186                --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.432          1.541         5,630,680
                                                       2005      1.261          1.432         3,527,301
                                                       2004      1.148          1.261           176,039
                                                       2003      1.000          1.148                --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.277          1.437         5,169,568
                                                       2005      1.235          1.277         3,353,279
                                                       2004      1.145          1.235           116,974
                                                       2003      1.000          1.145                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.541          1.522                --
                                                       2005      1.335          1.541            68,905
                                                       2004      1.143          1.335                --
                                                       2003      1.000          1.143                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.534          1.987                --
                                                       2005      1.465          1.534           178,945
                                                       2004      1.142          1.465                --
                                                       2003      1.000          1.142                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398                --
                                                       2005      1.197          1.289           105,878
                                                       2004      1.073          1.197             2,361
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430                --
                                                       2005      1.195          1.286           364,009
                                                       2004      1.066          1.195             4,323
                                                       2003      1.000          1.066                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.029          1.188         3,115,165
                                                       2005      1.000          1.029         1,574,335

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.328          1.410            66,994
                                                       2005      1.297          1.328            35,814
                                                       2004      1.191          1.297             7,965
                                                       2003      1.000          1.191                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.326          1.534                --
                                                       2005      1.228          1.326         1,018,600
                                                       2004      1.116          1.228             8,874
                                                       2003      1.000          1.116                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.913          2.393         1,165,243
                                                       2005      1.537          1.913           605,698
                                                       2004      1.261          1.537                --
                                                       2003      1.000          1.261                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.463          1.736         1,664,516
                                                       2005      1.359          1.463           831,353
                                                       2004      1.174          1.359                --
                                                       2003      1.000          1.174                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.398          1.663                --
                                                       2005      1.315          1.398           740,845
                                                       2004      1.160          1.315            13,918
                                                       2003      1.000          1.160                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2006      1.469          1.626            15,653
                                                       2005      1.342          1.469            13,248
                                                       2004      1.140          1.342                --
                                                       2003      1.000          1.140                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.336          1.490                --
                                                       2005      1.315          1.336           212,912
                                                       2004      1.172          1.315                --
                                                       2003      1.000          1.172                --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      1.083          1.248            59,250
                                                       2005      1.111          1.083            59,581
                                                       2004      1.100          1.111                --
                                                       2003      1.000          1.100                --

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      1.200          1.258                --
                                                       2005      1.156          1.200                --
                                                       2004      1.150          1.156                --
                                                       2003      1.000          1.150                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.427          1.574           113,559
                                                       2005      1.393          1.427            93,979
                                                       2004      1.233          1.393                --
                                                       2003      1.000          1.233                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.257          1.450                --
                                                       2005      1.236          1.257                --
                                                       2004      1.169          1.236                --
                                                       2003      1.000          1.169                --

  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.285          1.485            61,338
                                                       2005      1.235          1.285            45,577
                                                       2004      1.146          1.235                --
                                                       2003      1.000          1.146                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.423          1.568            16,353
                                                       2005      1.389          1.423            24,636
                                                       2004      1.235          1.389             4,834
                                                       2003      1.000          1.235                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (6/00).............  2006      1.211          1.358           803,043
                                                       2005      1.188          1.211           713,566
                                                       2004      1.118          1.188            76,543
                                                       2003      1.000          1.118                --

  LMPVPII Diversified Strategic Income Subaccount
  (7/00).............................................  2006      1.103          1.136            66,409
                                                       2005      1.101          1.103            64,928
                                                       2004      1.056          1.101            19,932
                                                       2003      1.000          1.056                --

  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.237          1.392           771,088
                                                       2005      1.215          1.237           779,368
                                                       2004      1.129          1.215            76,132
                                                       2003      1.000          1.129                --

  LMPVPII Fundamental Value Subaccount (6/00)........  2006      1.263          1.441           806,411
                                                       2005      1.234          1.263           585,496
                                                       2004      1.167          1.234            44,212
                                                       2003      1.000          1.167                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.985          1.001           625,082
                                                       2005      0.985          0.985           488,307
                                                       2004      0.997          0.985           103,512
                                                       2003      1.000          0.997                --

  LMPVPIII Aggressive Growth Subaccount (3/00).......  2006      1.329          1.412         1,717,595
                                                       2005      1.219          1.329           999,469
                                                       2004      1.135          1.219           115,318
                                                       2003      1.000          1.135                --

  LMPVPIII High Income Subaccount (8/00).............  2006      1.190          1.290         1,263,399
                                                       2005      1.187          1.190           843,903
                                                       2004      1.100          1.187            71,552
                                                       2003      1.000          1.100                --

  LMPVPIII Large Cap Growth Subaccount (2/00)........  2006      1.176          1.202           421,840
                                                       2005      1.144          1.176           409,917
                                                       2004      1.167          1.144                --
                                                       2003      1.000          1.167                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Mid Cap Core Subaccount (4/00)............  2006      1.321          1.481           511,464
                                                       2005      1.248          1.321           621,784
                                                       2004      1.157          1.248           250,879
                                                       2003      1.000          1.157                --

  LMPVPIII Money Market Subaccount (2/00)............  2006      0.983          1.004           266,863
                                                       2005      0.978          0.983            42,742
                                                       2004      0.993          0.978           131,110
                                                       2003      1.000          0.993                --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.208          1.340         3,329,829
                                                       2005      1.174          1.208         2,300,292
                                                       2004      1.128          1.174            33,414
                                                       2003      1.000          1.128                --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.136          1.227         6,727,026
                                                       2005      1.116          1.136         4,734,449
                                                       2004      1.088          1.116           405,533
                                                       2003      1.000          1.088                --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.276          1.436         2,605,918
                                                       2005      1.226          1.276         1,206,797
                                                       2004      1.139          1.226            15,706
                                                       2003      1.000          1.139                --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.182          1.297           607,583
                                                       2005      1.169          1.182           536,248
                                                       2004      1.121          1.169            26,484
                                                       2003      1.000          1.121                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.264          1.448           433,634
                                                       2005      1.253          1.264           394,021
                                                       2004      1.139          1.253            23,251
                                                       2003      1.000          1.139                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.479          1.621           877,639
                                                       2005      1.399          1.479           780,376
                                                       2004      1.155          1.399            29,210
                                                       2003      1.000          1.155                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.428          1.505            13,156

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.265          1.342            50,885

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.604          1.759           501,775

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.522          1.552            88,498

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.070         2,451,953

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.067                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.333          1.310            67,191

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.275          1.259            26,785

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.250          1.374           575,613

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.214           756,100

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.339          1.433           184,963

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.087          1.138            14,204

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.111          1.145         1,395,968

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024         1,096,829

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.339          1.301            52,352

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.010          1.043           907,859

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.247          1.276            18,513

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.274          1.285           187,688

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.299          1.326           708,097

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.055           363,846

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.037            31,936

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.044           116,217

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.049           507,430

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.054           359,886

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.215          1.292         1,548,544

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046         1,959,165

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.063            28,624

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.108          1.090         1,230,469
                                                       2005      1.111          1.108           971,586
                                                       2004      1.045          1.111            87,192
                                                       2003      1.000          1.045                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.049          1.064         3,118,644
                                                       2005      1.048          1.049         2,187,620
                                                       2004      1.023          1.048            92,831
                                                       2003      1.000          1.023                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.467          1.830                --
                                                       2005      1.338          1.467                --
                                                       2004      1.179          1.338                --
                                                       2003      1.000          1.179                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.592          1.824           252,629
                                                       2005      1.523          1.592           237,163
                                                       2004      1.235          1.523                --
                                                       2003      1.000          1.235                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.255          1.333                --
                                                       2005      1.181          1.255            49,939
                                                       2004      1.135          1.181             9,847
                                                       2003      1.000          1.135                --

  Travelers Equity Income Subaccount (10/00).........  2006      1.239          1.299                --
                                                       2005      1.214          1.239           623,080
                                                       2004      1.131          1.214            38,632
                                                       2003      1.000          1.131                --

  Travelers Large Cap Subaccount (6/00)..............  2006      1.240          1.274                --
                                                       2005      1.168          1.240            60,974
                                                       2004      1.122          1.168                --
                                                       2003      1.000          1.122                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.171                --
                                                       2005      1.000          1.104           295,809

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.016          1.017                --
                                                       2005      1.006          1.016            31,450

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.050          1.085                --
                                                       2005      1.007          1.050           292,696

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.126                --
                                                       2005      1.000          1.083           132,397

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045                --
                                                       2005      1.000          1.027                --

  Travelers Managed Income Subaccount (7/00).........  2006      1.023          1.010                --
                                                       2005      1.033          1.023           746,775
                                                       2004      1.028          1.033            53,765
                                                       2003      1.000          1.028                --

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.349          1.428                --
                                                       2005      1.232          1.349            10,886
                                                       2004      1.088          1.232             6,671
                                                       2003      1.000          1.088                --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.269          1.339                --
                                                       2005      1.260          1.269            38,726
                                                       2004      1.131          1.260                --
                                                       2003      1.000          1.131                --

  Travelers MFS Total Return Subaccount (7/00).......  2006      1.180          1.215                --
                                                       2005      1.173          1.180         1,039,277
                                                       2004      1.077          1.173            63,089
                                                       2003      1.000          1.077                --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.160          1.250                --
                                                       2005      1.115          1.160           365,164
                                                       2004      1.000          1.115                --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.400          1.604                --
                                                       2005      1.308          1.400           248,371
                                                       2004      1.157          1.308             2,184
                                                       2003      1.000          1.157                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.265          1.339                --
                                                       2005      1.222          1.265           121,433
                                                       2004      1.126          1.222                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.035          1.087                --
                                                       2005      1.036          1.035             3,792

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111                --
                                                       2005      1.089          1.102           897,033
                                                       2004      1.000          1.089             8,613

  Travelers Strategic Equity Subaccount (6/00).......  2006      1.197          1.246                --
                                                       2005      1.201          1.197            26,075
                                                       2004      1.115          1.201                --
                                                       2003      1.000          1.115                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.110          1.275                --
                                                       2005      1.026          1.110            18,294

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.265                --
                                                       2005      1.000          1.106            23,495

  Travelers Van Kampen Enterprise Subaccount (4/00)..  2006      1.205          1.247                --
                                                       2005      1.144          1.205             8,031
                                                       2004      1.127          1.144                --
                                                       2003      1.000          1.127                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (2/00)..........................................  2006      1.228          1.234             3,432
                                                       2005      1.165          1.228             3,556
                                                       2004      1.114          1.165                --
                                                       2003      1.000          1.114                --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (5/00)...  2006      1.466          1.598         3,204,130
                                                       2005      1.284          1.466         1,643,270
                                                       2004      1.140          1.284                --
                                                       2003      1.000          1.140                --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.680          1.844         1,729,473
                                                       2005      1.457          1.680           916,237
                                                       2004      1.197          1.457             7,282
                                                       2003      1.000          1.197                --

                         SEPARATE ACCOUNT CHARGES 2.40%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.240          1.293               --
                                                       2005      1.215          1.240               --
                                                       2004      1.119          1.215               --
                                                       2003      1.000          1.119               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.295          1.256               --
                                                       2005      1.155          1.295            9,401
                                                       2004      1.092          1.155            9,401
                                                       2003      1.000          1.092               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.464          1.721           32,950
                                                       2005      1.314          1.464           32,381
                                                       2004      1.186          1.314           13,351
                                                       2003      1.000          1.186               --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.430          1.539          126,828
                                                       2005      1.260          1.430          124,523
                                                       2004      1.148          1.260           90,549
                                                       2003      1.000          1.148               --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.275          1.434          229,400
                                                       2005      1.234          1.275          230,747
                                                       2004      1.145          1.234          147,383
                                                       2003      1.000          1.145               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.540          1.519               --
                                                       2005      1.334          1.540               --
                                                       2004      1.143          1.334               --
                                                       2003      1.000          1.143               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.532          1.984               --
                                                       2005      1.464          1.532               --
                                                       2004      1.142          1.464               --
                                                       2003      1.000          1.142               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.287          1.396               --
                                                       2005      1.197          1.287            3,359
                                                       2004      1.073          1.197            3,366
                                                       2003      1.000          1.073               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.284          1.428               --
                                                       2005      1.195          1.284               --
                                                       2004      1.066          1.195               --
                                                       2003      1.000          1.066               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.028          1.187               --
                                                       2005      1.000          1.028               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.326          1.407            8,333
                                                       2005      1.296          1.326            8,333
                                                       2004      1.191          1.296            8,333
                                                       2003      1.000          1.191               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.325          1.531               --
                                                       2005      1.227          1.325               --
                                                       2004      1.116          1.227               --
                                                       2003      1.000          1.116               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.911          2.389               --
                                                       2005      1.536          1.911               --
                                                       2004      1.261          1.536               --
                                                       2003      1.000          1.261               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.461          1.733           35,488
                                                       2005      1.359          1.461           35,488
                                                       2004      1.174          1.359           31,246
                                                       2003      1.000          1.174               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.396          1.661               --
                                                       2005      1.314          1.396               --
                                                       2004      1.160          1.314               --
                                                       2003      1.000          1.160               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2006      1.467          1.623               --
                                                       2005      1.341          1.467               --
                                                       2004      1.140          1.341               --
                                                       2003      1.000          1.140               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.334          1.487               --
                                                       2005      1.314          1.334               --
                                                       2004      1.172          1.314               --
                                                       2003      1.000          1.172               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      1.082          1.246           22,271
                                                       2005      1.110          1.082           19,945
                                                       2004      1.100          1.110            8,038
                                                       2003      1.000          1.100               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      1.199          1.256               --
                                                       2005      1.155          1.199               --
                                                       2004      1.150          1.155               --
                                                       2003      1.000          1.150               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.425          1.571               --
                                                       2005      1.392          1.425               --
                                                       2004      1.233          1.392               --
                                                       2003      1.000          1.233               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.255          1.447               --
                                                       2005      1.236          1.255               --
                                                       2004      1.168          1.236               --
                                                       2003      1.000          1.168               --

  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.284          1.482           16,271
                                                       2005      1.234          1.284           16,271
                                                       2004      1.146          1.234           16,271
                                                       2003      1.000          1.146               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.421          1.565               --
                                                       2005      1.388          1.421               --
                                                       2004      1.235          1.388               --
                                                       2003      1.000          1.235               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (6/00).............  2006      1.209          1.355               --
                                                       2005      1.188          1.209               --
                                                       2004      1.118          1.188               --
                                                       2003      1.000          1.118               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Diversified Strategic Income Subaccount
  (7/00).............................................  2006      1.102          1.134               --
                                                       2005      1.100          1.102               --
                                                       2004      1.056          1.100               --
                                                       2003      1.000          1.056               --

  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.236          1.389           39,334
                                                       2005      1.214          1.236           39,357
                                                       2004      1.128          1.214           39,382
                                                       2003      1.000          1.128               --

  LMPVPII Fundamental Value Subaccount (6/00)........  2006      1.262          1.439           24,493
                                                       2005      1.233          1.262           24,495
                                                       2004      1.167          1.233           24,497
                                                       2003      1.000          1.167               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.983          1.000               --
                                                       2005      0.984          0.983               --
                                                       2004      0.996          0.984               --
                                                       2003      1.000          0.996               --

  LMPVPIII Aggressive Growth Subaccount (3/00).......  2006      1.327          1.410           26,491
                                                       2005      1.218          1.327           26,491
                                                       2004      1.134          1.218            9,044
                                                       2003      1.000          1.134               --

  LMPVPIII High Income Subaccount (8/00).............  2006      1.188          1.287           17,398
                                                       2005      1.186          1.188           17,398
                                                       2004      1.100          1.186           17,398
                                                       2003      1.000          1.100               --

  LMPVPIII Large Cap Growth Subaccount (2/00)........  2006      1.175          1.200           47,540
                                                       2005      1.144          1.175           47,540
                                                       2004      1.167          1.144           47,540
                                                       2003      1.000          1.167               --

  LMPVPIII Mid Cap Core Subaccount (4/00)............  2006      1.319          1.478               --
                                                       2005      1.247          1.319               --
                                                       2004      1.157          1.247               --
                                                       2003      1.000          1.157               --

  LMPVPIII Money Market Subaccount (2/00)............  2006      0.981          1.003           15,736
                                                       2005      0.978          0.981           13,119
                                                       2004      0.993          0.978               --
                                                       2003      1.000          0.993               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.206          1.338           81,582
                                                       2005      1.174          1.206          201,777
                                                       2004      1.127          1.174          189,237
                                                       2003      1.000          1.127               --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.135          1.224          144,926
                                                       2005      1.115          1.135          144,956
                                                       2004      1.088          1.115           72,324
                                                       2003      1.000          1.088               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.275          1.434           28,156
                                                       2005      1.226          1.275           28,156
                                                       2004      1.139          1.226           28,156
                                                       2003      1.000          1.139               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.181          1.295           72,442
                                                       2005      1.168          1.181           74,225
                                                       2004      1.121          1.168           76,081
                                                       2003      1.000          1.121               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.263          1.446           52,007
                                                       2005      1.253          1.263           52,007
                                                       2004      1.139          1.253           52,007
                                                       2003      1.000          1.139               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.477          1.619           24,317
                                                       2005      1.398          1.477           24,317
                                                       2004      1.154          1.398           24,317
                                                       2003      1.000          1.154               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.426          1.502               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.264          1.341               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.602          1.756          158,688

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.519          1.549               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.070               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.066               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.331          1.308               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.274          1.258               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.249          1.373               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.214               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.337          1.430               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.086          1.137               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.110          1.143           67,963

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.023               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.337          1.298               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.009          1.042               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.246          1.274               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.273          1.283            9,213

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.297          1.323            3,802

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.055          209,930

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.049               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.054               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.213          1.290          238,346

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.045            4,698

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.063           12,098

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.107          1.088           60,730
                                                       2005      1.111          1.107           63,130
                                                       2004      1.044          1.111           91,442
                                                       2003      1.000          1.044               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.048          1.062           47,921
                                                       2005      1.048          1.048           50,113
                                                       2004      1.023          1.048           52,357
                                                       2003      1.000          1.023               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.465          1.827               --
                                                       2005      1.337          1.465               --
                                                       2004      1.179          1.337               --
                                                       2003      1.000          1.179               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.590          1.821               --
                                                       2005      1.521          1.590               --
                                                       2004      1.235          1.521               --
                                                       2003      1.000          1.235               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.253          1.331               --
                                                       2005      1.180          1.253               --
                                                       2004      1.135          1.180               --
                                                       2003      1.000          1.135               --

  Travelers Equity Income Subaccount (10/00).........  2006      1.238          1.297               --
                                                       2005      1.213          1.238            3,810
                                                       2004      1.131          1.213            3,818
                                                       2003      1.000          1.131               --

  Travelers Large Cap Subaccount (6/00)..............  2006      1.238          1.273               --
                                                       2005      1.167          1.238               --
                                                       2004      1.122          1.167               --
                                                       2003      1.000          1.122               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.171               --
                                                       2005      1.000          1.104               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.016          1.017               --
                                                       2005      1.006          1.016               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.049          1.084               --
                                                       2005      1.007          1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.126               --
                                                       2005      1.000          1.082               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.044               --
                                                       2005      1.000          1.027               --

  Travelers Managed Income Subaccount (7/00).........  2006      1.021          1.009               --
                                                       2005      1.032          1.021               --
                                                       2004      1.028          1.032               --
                                                       2003      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.347          1.426               --
                                                       2005      1.231          1.347               --
                                                       2004      1.088          1.231               --
                                                       2003      1.000          1.088               --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.267          1.337               --
                                                       2005      1.259          1.267               --
                                                       2004      1.130          1.259               --
                                                       2003      1.000          1.130               --

  Travelers MFS Total Return Subaccount (7/00).......  2006      1.178          1.213               --
                                                       2005      1.172          1.178          246,576
                                                       2004      1.077          1.172          231,817
                                                       2003      1.000          1.077               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.159          1.249               --
                                                       2005      1.115          1.159               --
                                                       2004      1.000          1.115               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.398          1.602               --
                                                       2005      1.308          1.398          158,688
                                                       2004      1.157          1.308           33,663
                                                       2003      1.000          1.157               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.264          1.337               --
                                                       2005      1.221          1.264               --
                                                       2004      1.126          1.221               --
                                                       2003      1.000          1.126               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.035          1.086               --
                                                       2005      1.035          1.035               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.110               --
                                                       2005      1.088          1.102           72,342
                                                       2004      1.000          1.088           76,457

  Travelers Strategic Equity Subaccount (6/00).......  2006      1.196          1.244               --
                                                       2005      1.200          1.196            9,423
                                                       2004      1.115          1.200            9,423
                                                       2003      1.000          1.115               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.110          1.274               --
                                                       2005      1.026          1.110               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264               --
                                                       2005      1.000          1.105               --

  Travelers Van Kampen Enterprise Subaccount (4/00)..  2006      1.203          1.246               --
                                                       2005      1.143          1.203               --
                                                       2004      1.127          1.143               --
                                                       2003      1.000          1.127               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (2/00)..........................................  2006      1.227          1.232               --
                                                       2005      1.164          1.227               --
                                                       2004      1.114          1.164               --
                                                       2003      1.000          1.114               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (5/00)...  2006      1.464          1.595            3,730
                                                       2005      1.283          1.464            3,164
                                                       2004      1.139          1.283               --
                                                       2003      1.000          1.139               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.678          1.841            8,322
                                                       2005      1.456          1.678            8,322
                                                       2004      1.196          1.456            8,322
                                                       2003      1.000          1.196               --

                         SEPARATE ACCOUNT CHARGES 2.45%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.372          1.430               --
                                                       2005      1.344          1.372            3,686
                                                       2004      1.238          1.344            3,990
                                                       2003      0.960          1.238               --
                                                       2002      1.000          0.960               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.352          1.310               --
                                                       2005      1.206          1.352               --
                                                       2004      1.141          1.206               --
                                                       2003      0.947          1.141               --
                                                       2002      1.000          0.947               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.602          1.882          143,905
                                                       2005      1.439          1.602          138,235
                                                       2004      1.299          1.439          117,326
                                                       2003      0.984          1.299           27,500
                                                       2002      1.000          0.984               --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.596          1.717          388,127
                                                       2005      1.408          1.596          400,790
                                                       2004      1.282          1.408          310,557
                                                       2003      0.960          1.282           18,290
                                                       2002      1.000          0.960               --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.396          1.569          691,666
                                                       2005      1.352          1.396          698,656
                                                       2004      1.255          1.352          519,464
                                                       2003      0.971          1.255           98,877
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.588          1.567               --
                                                       2005      1.377          1.588               --
                                                       2004      1.180          1.377               --
                                                       2003      0.968          1.180               --
                                                       2002      1.000          0.968               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.763          2.281               --
                                                       2005      1.685          1.763           16,074
                                                       2004      1.314          1.685           15,026
                                                       2003      1.005          1.314               --
                                                       2002      1.000          1.005               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394               --
                                                       2005      1.196          1.286          121,502
                                                       2004      1.073          1.196           81,602
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426               --
                                                       2005      1.194          1.283           50,696
                                                       2004      1.066          1.194           23,600
                                                       2003      1.000          1.066               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.028          1.186               --
                                                       2005      1.000          1.028               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.443          1.530           33,135
                                                       2005      1.411          1.443           53,779
                                                       2004      1.297          1.411           76,355
                                                       2003      0.968          1.297            4,318
                                                       2002      1.000          0.968               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.440          1.663               --
                                                       2005      1.334          1.440          109,818
                                                       2004      1.214          1.334           66,367
                                                       2003      0.994          1.214               --
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.176          2.720           88,968
                                                       2005      1.750          2.176           77,549
                                                       2004      1.438          1.750           48,873
                                                       2003      1.000          1.438            3,951

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.586          1.880          324,994
                                                       2005      1.475          1.586          319,848
                                                       2004      1.275          1.475          261,521
                                                       2003      0.988          1.275           22,009
                                                       2002      1.000          0.988               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.514          1.800               --
                                                       2005      1.425          1.514           34,123
                                                       2004      1.259          1.425           18,185
                                                       2003      0.976          1.259               --
                                                       2002      1.000          0.976               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2006      1.661          1.837           12,120
                                                       2005      1.519          1.661           12,120
                                                       2004      1.292          1.519            5,260
                                                       2003      0.983          1.292               --
                                                       2002      1.000          0.983               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.509          1.681               --
                                                       2005      1.487          1.509          117,932
                                                       2004      1.326          1.487          115,028
                                                       2003      1.000          1.326           16,913

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      1.140          1.312           19,003
                                                       2005      1.170          1.140           19,018
                                                       2004      1.160          1.170           29,127
                                                       2003      0.963          1.160               --
                                                       2002      1.000          0.963               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      1.310          1.372               --
                                                       2005      1.262          1.310               --
                                                       2004      1.258          1.262               --
                                                       2003      0.960          1.258               --
                                                       2002      1.000          0.960               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.559          1.717            2,820
                                                       2005      1.523          1.559            2,820
                                                       2004      1.350          1.523            2,820
                                                       2003      0.974          1.350               --
                                                       2002      1.000          0.974               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.397          1.611           44,169
                                                       2005      1.376          1.397           44,222
                                                       2004      1.302          1.376           56,429
                                                       2003      0.960          1.302               --
                                                       2002      1.000          0.960               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.386          1.599            4,425
                                                       2005      1.333          1.386           19,317
                                                       2004      1.238          1.333           14,772
                                                       2003      0.958          1.238               --
                                                       2002      1.000          0.958               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.620          1.783            5,170
                                                       2005      1.583          1.620            5,170
                                                       2004      1.409          1.583           10,091
                                                       2003      0.969          1.409               --
                                                       2002      1.000          0.969               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (6/00).............  2006      1.283          1.437          205,400
                                                       2005      1.260          1.283          206,001
                                                       2004      1.187          1.260          169,184
                                                       2003      0.977          1.187            4,463
                                                       2002      1.000          0.977               --

  LMPVPII Diversified Strategic Income Subaccount
  (7/00).............................................  2006      1.148          1.181           48,764
                                                       2005      1.147          1.148           48,239
                                                       2004      1.101          1.147           21,561
                                                       2003      1.010          1.101               --
                                                       2002      1.000          1.010               --

  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.319          1.481           56,277
                                                       2005      1.296          1.319           57,517
                                                       2004      1.205          1.296           56,683
                                                       2003      0.967          1.205            4,400
                                                       2002      1.000          0.967               --

  LMPVPII Fundamental Value Subaccount (6/00)........  2006      1.410          1.608          235,980
                                                       2005      1.379          1.410          222,410
                                                       2004      1.306          1.379          246,905
                                                       2003      0.965          1.306               --
                                                       2002      1.000          0.965               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.982          0.998           34,739
                                                       2005      0.983          0.982           71,556
                                                       2004      0.996          0.983           27,260
                                                       2003      1.000          0.996               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Aggressive Growth Subaccount (3/00).......  2006      1.459          1.549          188,482
                                                       2005      1.339          1.459          193,981
                                                       2004      1.248          1.339          199,978
                                                       2003      0.951          1.248               --
                                                       2002      1.000          0.951               --

  LMPVPIII High Income Subaccount (8/00).............  2006      1.352          1.465           27,848
                                                       2005      1.351          1.352           28,027
                                                       2004      1.253          1.351           24,080
                                                       2003      1.007          1.253           18,529
                                                       2002      1.000          1.007               --

  LMPVPIII Large Cap Growth Subaccount (2/00)........  2006      1.370          1.398           46,849
                                                       2005      1.334          1.370           48,819
                                                       2004      1.362          1.334          147,968
                                                       2003      0.946          1.362               --
                                                       2002      1.000          0.946               --

  LMPVPIII Mid Cap Core Subaccount (4/00)............  2006      1.408          1.578           83,237
                                                       2005      1.332          1.408           76,617
                                                       2004      1.236          1.332          178,711
                                                       2003      0.976          1.236               --
                                                       2002      1.000          0.976               --

  LMPVPIII Money Market Subaccount (2/00)............  2006      0.969          0.990           93,590
                                                       2005      0.966          0.969           92,177
                                                       2004      0.982          0.966          138,012
                                                       2003      0.999          0.982               --
                                                       2002      1.000          0.999               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.328          1.473          762,755
                                                       2005      1.293          1.328          798,683
                                                       2004      1.243          1.293          766,304
                                                       2003      0.969          1.243          177,618
                                                       2002      1.000          0.969               --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.215          1.310          573,067
                                                       2005      1.194          1.215          685,244
                                                       2004      1.165          1.194          335,517
                                                       2003      0.979          1.165           22,380
                                                       2002      1.000          0.979               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.382          1.554          194,481
                                                       2005      1.329          1.382          189,170
                                                       2004      1.235          1.329          153,504
                                                       2003      0.962          1.235               --
                                                       2002      1.000          0.962               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.274          1.396           22,351
                                                       2005      1.261          1.274           29,628
                                                       2004      1.210          1.261           25,430
                                                       2003      0.961          1.210               --
                                                       2002      1.000          0.961               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.369          1.566           72,173
                                                       2005      1.358          1.369           72,341
                                                       2004      1.236          1.358           45,415
                                                       2003      1.000          1.236               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.599          1.751          130,057
                                                       2005      1.514          1.599          143,324
                                                       2004      1.251          1.514           85,876
                                                       2003      1.000          1.251           33,139

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.506          1.586           17,077

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.264          1.339              122

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.737          1.903           87,174

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.567          1.597               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.070          113,675

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.066               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.428          1.403           12,009

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.274          1.257               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.248          1.371           22,589

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.213           28,088

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.434          1.533           48,383

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.086          1.136               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.109          1.142           75,845

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.023          201,303

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.539          1.494           56,896

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.052          1.086           62,371

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.307          1.336               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.332          1.342               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.405          1.433           66,817

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.048               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.053               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.261          1.340          390,284

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.045          225,058

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.063               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.102          1.083           82,238
                                                       2005      1.106          1.102           90,023
                                                       2004      1.041          1.106           76,552
                                                       2003      1.000          1.041            4,873

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.061          1.075          411,212
                                                       2005      1.061          1.061          438,654
                                                       2004      1.037          1.061          341,573
                                                       2003      1.012          1.037           37,287
                                                       2002      1.000          1.012               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.548          1.929               --
                                                       2005      1.414          1.548               --
                                                       2004      1.247          1.414               --
                                                       2003      0.994          1.247               --
                                                       2002      1.000          0.994               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.835          2.100               --
                                                       2005      1.756          1.835               --
                                                       2004      1.426          1.756               --
                                                       2003      0.977          1.426               --
                                                       2002      1.000          0.977               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.345          1.428               --
                                                       2005      1.268          1.345           11,612
                                                       2004      1.220          1.268               --
                                                       2003      0.967          1.220               --
                                                       2002      1.000          0.967               --

  Travelers Equity Income Subaccount (10/00).........  2006      1.341          1.405               --
                                                       2005      1.315          1.341           66,824
                                                       2004      1.226          1.315           50,384
                                                       2003      0.958          1.226            4,325
                                                       2002      1.000          0.958               --

  Travelers Large Cap Subaccount (6/00)..............  2006      1.296          1.332               --
                                                       2005      1.222          1.296               --
                                                       2004      1.176          1.222               --
                                                       2003      0.966          1.176               --
                                                       2002      1.000          0.966               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.170               --
                                                       2005      1.000          1.104               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.015          1.016               --
                                                       2005      1.006          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.049          1.084               --
                                                       2005      1.007          1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.125               --
                                                       2005      1.000          1.082               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.044               --
                                                       2005      1.000          1.027               --

  Travelers Managed Income Subaccount (7/00).........  2006      1.065          1.052               --
                                                       2005      1.077          1.065           62,950
                                                       2004      1.073          1.077           48,751
                                                       2003      1.014          1.073               --
                                                       2002      1.000          1.014               --

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.422          1.506               --
                                                       2005      1.301          1.422            3,795
                                                       2004      1.150          1.301            3,795
                                                       2003      0.973          1.150               --
                                                       2002      1.000          0.973               --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.458          1.539               --
                                                       2005      1.450          1.458           58,156
                                                       2004      1.302          1.450           11,068
                                                       2003      0.974          1.302               --
                                                       2002      1.000          0.974               --

  Travelers MFS Total Return Subaccount (7/00).......  2006      1.225          1.261               --
                                                       2005      1.219          1.225          446,074
                                                       2004      1.121          1.219          351,659
                                                       2003      0.986          1.121            4,696
                                                       2002      1.000          0.986               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.158          1.248               --
                                                       2005      1.114          1.158           23,589
                                                       2004      1.000          1.114            5,161

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.516          1.737               --
                                                       2005      1.419          1.516           70,701
                                                       2004      1.256          1.419           51,990
                                                       2003      1.001          1.256            4,334
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.355          1.434               --
                                                       2005      1.310          1.355           49,236
                                                       2004      1.208          1.310           50,441
                                                       2003      1.000          1.208               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.034          1.086               --
                                                       2005      1.035          1.034               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109               --
                                                       2005      1.088          1.101           78,141
                                                       2004      1.000          1.088           67,513

  Travelers Strategic Equity Subaccount (6/00).......  2006      1.343          1.397               --
                                                       2005      1.348          1.343               --
                                                       2004      1.254          1.348               --
                                                       2003      0.969          1.254               --
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.109          1.274               --
                                                       2005      1.026          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264               --
                                                       2005      1.000          1.105               --

  Travelers Van Kampen Enterprise Subaccount (4/00)..  2006      1.263          1.307               --
                                                       2005      1.200          1.263               --
                                                       2004      1.184          1.200               --
                                                       2003      0.966          1.184               --
                                                       2002      1.000          0.966               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (2/00)..........................................  2006      1.311          1.316               --
                                                       2005      1.245          1.311               --
                                                       2004      1.192          1.245               --
                                                       2003      0.959          1.192               --
                                                       2002      1.000          0.959               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (5/00)...  2006      1.594          1.735           92,099
                                                       2005      1.397          1.594           88,318
                                                       2004      1.242          1.397           82,528
                                                       2003      0.991          1.242               --
                                                       2002      1.000          0.991               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.864          2.044           92,492
                                                       2005      1.618          1.864           87,770
                                                       2004      1.330          1.618           55,163
                                                       2003      0.986          1.330               --
                                                       2002      1.000          0.986               --

                         SEPARATE ACCOUNT CHARGES 2.50%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.102          1.148               --
                                                       2005      1.080          1.102            2,694
                                                       2004      1.000          1.080               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.184          1.148               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.238          1.454           51,283
                                                       2005      1.112          1.238           51,256
                                                       2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.230          1.322           22,244
                                                       2005      1.085          1.230           20,229
                                                       2004      1.000          1.085               --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.098          1.234           60,652
                                                       2005      1.064          1.098           50,811
                                                       2004      1.000          1.064               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.347          1.329               --
                                                       2005      1.168          1.347               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.345          1.740               --
                                                       2005      1.287          1.345               --
                                                       2004      1.000          1.287               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.199          1.300               --
                                                       2005      1.116          1.199               --
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.201          1.335               --
                                                       2005      1.118          1.201           14,061
                                                       2004      1.000          1.118               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.028          1.185           78,574
                                                       2005      1.000          1.028           78,539

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.108          1.175               --
                                                       2005      1.084          1.108               --
                                                       2004      1.000          1.084               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.185          1.369               --
                                                       2005      1.099          1.185            5,901
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.567          1.957            1,954
                                                       2005      1.260          1.567            1,955
                                                       2004      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.241          1.470            1,212
                                                       2005      1.155          1.241           40,479
                                                       2004      1.000          1.155            6,678

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.188          1.411               --
                                                       2005      1.119          1.188            5,883
                                                       2004      1.000          1.119               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2006      1.234          1.363               --
                                                       2005      1.129          1.234               --
                                                       2004      1.000          1.129               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.141          1.271               --
                                                       2005      1.125          1.141               --
                                                       2004      1.000          1.125               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      0.988          1.137               --
                                                       2005      1.015          0.988               --
                                                       2004      1.000          1.015               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      1.063          1.113               --
                                                       2005      1.025          1.063               --
                                                       2004      1.000          1.025               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.195          1.316               --
                                                       2005      1.168          1.195               --
                                                       2004      1.000          1.168               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.072          1.235               --
                                                       2005      1.056          1.072               --
                                                       2004      1.000          1.056               --

  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.121          1.293               --
                                                       2005      1.079          1.121               --
                                                       2004      1.000          1.079               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.192          1.311               --
                                                       2005      1.165          1.192               --
                                                       2004      1.000          1.165               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (6/00).............  2006      1.074          1.202            2,755
                                                       2005      1.056          1.074            2,757
                                                       2004      1.000          1.056               --

  LMPVPII Diversified Strategic Income Subaccount
  (7/00).............................................  2006      1.070          1.100               --
                                                       2005      1.069          1.070               --
                                                       2004      1.000          1.069               --

  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.087          1.220               --
                                                       2005      1.069          1.087               --
                                                       2004      1.000          1.069               --

  LMPVPII Fundamental Value Subaccount (6/00)........  2006      1.080          1.231               --
                                                       2005      1.057          1.080               --
                                                       2004      1.000          1.057               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.995          1.011               --
                                                       2005      0.997          0.995           49,181
                                                       2004      1.000          0.997            7,699

  LMPVPIII Aggressive Growth Subaccount (3/00).......  2006      1.160          1.231            5,118
                                                       2005      1.065          1.160            5,121
                                                       2004      1.000          1.065               --

  LMPVPIII High Income Subaccount (8/00).............  2006      1.085          1.174               --
                                                       2005      1.084          1.085               --
                                                       2004      1.000          1.084               --

  LMPVPIII Large Cap Growth Subaccount (2/00)........  2006      1.015          1.036               --
                                                       2005      0.989          1.015               --
                                                       2004      1.000          0.989               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Mid Cap Core Subaccount (4/00)............  2006      1.155          1.294               --
                                                       2005      1.094          1.155               --
                                                       2004      1.000          1.094               --

  LMPVPIII Money Market Subaccount (2/00)............  2006      0.995          1.016               --
                                                       2005      0.993          0.995               --
                                                       2004      1.000          0.993               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.065          1.181               --
                                                       2005      1.038          1.065          316,533
                                                       2004      1.000          1.038           52,148

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.048          1.129               --
                                                       2005      1.030          1.048               --
                                                       2004      1.000          1.030               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.107          1.244               --
                                                       2005      1.066          1.107               --
                                                       2004      1.000          1.066               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.042          1.141               --
                                                       2005      1.032          1.042               --
                                                       2004      1.000          1.032               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.106          1.266           30,295
                                                       2005      1.099          1.106           30,282
                                                       2004      1.000          1.099               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.224          1.340           31,506
                                                       2005      1.160          1.224           30,129
                                                       2004      1.000          1.160               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.299          1.368               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.263          1.338            4,577

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.400          1.533               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.329          1.354               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.069           14,105

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.187          1.165           27,679

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.273          1.256               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.259          1.383           77,868

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.213               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.195          1.277               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.085          1.135            1,447

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.123          1.156           17,005

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.023           21,396

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.137          1.104               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.004          1.036               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.127          1.152               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.141          1.150           18,618

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.176          1.199               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.048           41,465

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.053               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.132          1.202            4,638

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.045           11,217

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.062               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.062          1.043            2,847
                                                       2005      1.067          1.062            2,849
                                                       2004      1.000          1.067               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.043          1.056            2,900
                                                       2005      1.043          1.043            2,902
                                                       2004      1.000          1.043               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.267          1.579               --
                                                       2005      1.158          1.267               --
                                                       2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.244          1.424               --
                                                       2005      1.192          1.244               --
                                                       2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.118          1.187               --
                                                       2005      1.054          1.118           27,665
                                                       2004      1.000          1.054               --

  Travelers Equity Income Subaccount (10/00).........  2006      1.122          1.176               --
                                                       2005      1.101          1.122               --
                                                       2004      1.000          1.101               --

  Travelers Large Cap Subaccount (6/00)..............  2006      1.111          1.141               --
                                                       2005      1.048          1.111            3,154
                                                       2004      1.000          1.048               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.103          1.170               --
                                                       2005      1.000          1.103               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.015          1.016               --
                                                       2005      1.006          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.049          1.083               --
                                                       2005      1.007          1.049           38,334

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.125               --
                                                       2005      1.000          1.081               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.026          1.043               --
                                                       2005      1.000          1.026               --

  Travelers Managed Income Subaccount (7/00).........  2006      1.016          1.004               --
                                                       2005      1.028          1.016           48,093
                                                       2004      1.000          1.028            7,480

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.227          1.299               --
                                                       2005      1.123          1.227               --
                                                       2004      1.000          1.123               --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.078          1.137               --
                                                       2005      1.073          1.078               --
                                                       2004      1.000          1.073               --

  Travelers MFS Total Return Subaccount (7/00).......  2006      1.099          1.132               --
                                                       2005      1.095          1.099            3,113
                                                       2004      1.000          1.095               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.169          1.259               --
                                                       2005      1.125          1.169           73,594
                                                       2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.222          1.400               --
                                                       2005      1.144          1.222               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.129          1.195               --
                                                       2005      1.092          1.129               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.034          1.085               --
                                                       2005      1.035          1.034            1,448

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.115          1.123               --
                                                       2005      1.103          1.115           14,747
                                                       2004      1.000          1.103               --

  Travelers Strategic Equity Subaccount (6/00).......  2006      1.092          1.136               --
                                                       2005      1.097          1.092            9,511
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.109          1.273               --
                                                       2005      1.026          1.109               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.263               --
                                                       2005      1.000          1.105            3,127

  Travelers Van Kampen Enterprise Subaccount (4/00)..  2006      1.089          1.127               --
                                                       2005      1.036          1.089               --
                                                       2004      1.000          1.036               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (2/00)..........................................  2006      1.114          1.117               --
                                                       2005      1.058          1.114               --
                                                       2004      1.000          1.058               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (5/00)...  2006      1.261          1.373               --
                                                       2005      1.107          1.261               --
                                                       2004      1.000          1.107               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.411          1.547            3,671
                                                       2005      1.226          1.411            2,517
                                                       2004      1.000          1.226               --





                         SEPARATE ACCOUNT CHARGES 2.55%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.101          1.147               --
                                                       2005      1.080          1.101               --
                                                       2004      1.000          1.080               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.184          1.146               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.237          1.452           14,393
                                                       2005      1.112          1.237           13,476
                                                       2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.229          1.320          389,169
                                                       2005      1.085          1.229          299,256
                                                       2004      1.000          1.085           33,273

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.097          1.233          386,348
                                                       2005      1.064          1.097          325,048
                                                       2004      1.000          1.064               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.346          1.328               --
                                                       2005      1.168          1.346               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.344          1.738               --
                                                       2005      1.286          1.344           13,433
                                                       2004      1.000          1.286               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.198          1.299               --
                                                       2005      1.116          1.198            1,287
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.200          1.334               --
                                                       2005      1.118          1.200           89,941
                                                       2004      1.000          1.118               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.027          1.184           16,826
                                                       2005      1.000          1.027            5,741

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.107          1.173           19,904
                                                       2005      1.084          1.107           19,784
                                                       2004      1.000          1.084            9,872

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.184          1.367               --
                                                       2005      1.099          1.184           50,654
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.566          1.955               --
                                                       2005      1.260          1.566               --
                                                       2004      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.240          1.468           43,616
                                                       2005      1.155          1.240           30,423
                                                       2004      1.000          1.155               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.187          1.409               --
                                                       2005      1.118          1.187           83,827
                                                       2004      1.000          1.118               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2006      1.233          1.362               --
                                                       2005      1.129          1.233               --
                                                       2004      1.000          1.129               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.140          1.269               --
                                                       2005      1.125          1.140            3,786
                                                       2004      1.000          1.125               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      0.987          1.135               --
                                                       2005      1.015          0.987               --
                                                       2004      1.000          1.015               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      1.062          1.112               --
                                                       2005      1.025          1.062               --
                                                       2004      1.000          1.025               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.194          1.314            2,986
                                                       2005      1.168          1.194            2,962
                                                       2004      1.000          1.168               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.071          1.233               --
                                                       2005      1.056          1.071               --
                                                       2004      1.000          1.056               --

  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.120          1.291           15,002
                                                       2005      1.078          1.120           15,002
                                                       2004      1.000          1.078               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.191          1.309               --
                                                       2005      1.165          1.191               --
                                                       2004      1.000          1.165               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (6/00).............  2006      1.073          1.201           49,720
                                                       2005      1.055          1.073           49,206
                                                       2004      1.000          1.055           33,887

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Diversified Strategic Income Subaccount
  (7/00).............................................  2006      1.069          1.098               --
                                                       2005      1.069          1.069               --
                                                       2004      1.000          1.069               --

  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.086          1.219               --
                                                       2005      1.069          1.086               --
                                                       2004      1.000          1.069               --

  LMPVPII Fundamental Value Subaccount (6/00)........  2006      1.079          1.229              725
                                                       2005      1.057          1.079              728
                                                       2004      1.000          1.057               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.995          1.009              728
                                                       2005      0.997          0.995              731
                                                       2004      1.000          0.997               --

  LMPVPIII Aggressive Growth Subaccount (3/00).......  2006      1.159          1.229            9,883
                                                       2005      1.065          1.159            9,552
                                                       2004      1.000          1.065               --

  LMPVPIII High Income Subaccount (8/00).............  2006      1.084          1.172           13,287
                                                       2005      1.083          1.084           12,550
                                                       2004      1.000          1.083               --

  LMPVPIII Large Cap Growth Subaccount (2/00)........  2006      1.014          1.034           12,949
                                                       2005      0.989          1.014           12,501
                                                       2004      1.000          0.989               --

  LMPVPIII Mid Cap Core Subaccount (4/00)............  2006      1.154          1.292           18,302
                                                       2005      1.093          1.154           19,256
                                                       2004      1.000          1.093            9,888

  LMPVPIII Money Market Subaccount (2/00)............  2006      0.995          1.014              732
                                                       2005      0.992          0.995              734
                                                       2004      1.000          0.992               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.065          1.179          445,074
                                                       2005      1.038          1.065          376,920
                                                       2004      1.000          1.038           26,690

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.047          1.128           52,797
                                                       2005      1.030          1.047           52,916
                                                       2004      1.000          1.030               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.107          1.243          464,735
                                                       2005      1.065          1.107          406,369
                                                       2004      1.000          1.065          103,866

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.041          1.140           20,815
                                                       2005      1.032          1.041           20,662
                                                       2004      1.000          1.032           10,329

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.106          1.264           21,522
                                                       2005      1.098          1.106           21,268
                                                       2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.223          1.338           89,182
                                                       2005      1.159          1.223           84,335
                                                       2004      1.000          1.159               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.298          1.366               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.263          1.337              725

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.398          1.531               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.328          1.353               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.069           21,799

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.185          1.164               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.272          1.255               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.258          1.381           19,879

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.212           15,382

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.193          1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.085          1.134               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.122          1.155          255,887

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.022          239,180

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.136          1.102               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.003          1.034            4,099

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.126          1.150               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.140          1.148            3,342

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.174          1.197            5,624

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.048               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.053               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.131          1.201          194,812

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.044          115,370

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.061          1.042          284,449
                                                       2005      1.066          1.061          234,345
                                                       2004      1.000          1.066               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.042          1.055          374,477
                                                       2005      1.043          1.042          357,636
                                                       2004      1.000          1.043           56,684

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.266          1.577               --
                                                       2005      1.158          1.266               --
                                                       2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.243          1.422            2,758
                                                       2005      1.192          1.243            2,876
                                                       2004      1.000          1.192               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.117          1.185               --
                                                       2005      1.053          1.117               --
                                                       2004      1.000          1.053               --

  Travelers Equity Income Subaccount (10/00).........  2006      1.121          1.174               --
                                                       2005      1.101          1.121           18,454
                                                       2004      1.000          1.101               --

  Travelers Large Cap Subaccount (6/00)..............  2006      1.110          1.140               --
                                                       2005      1.047          1.110               --
                                                       2004      1.000          1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.103          1.169               --
                                                       2005      1.000          1.103               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.015          1.015               --
                                                       2005      1.006          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.049          1.083               --
                                                       2005      1.007          1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.124               --
                                                       2005      1.000          1.081               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.026          1.043               --
                                                       2005      1.000          1.026               --

  Travelers Managed Income Subaccount (7/00).........  2006      1.016          1.003               --
                                                       2005      1.028          1.016            4,104
                                                       2004      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.227          1.298               --
                                                       2005      1.123          1.227               --
                                                       2004      1.000          1.123               --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.077          1.136               --
                                                       2005      1.072          1.077               --
                                                       2004      1.000          1.072               --

  Travelers MFS Total Return Subaccount (7/00).......  2006      1.099          1.131               --
                                                       2005      1.095          1.099          186,486
                                                       2004      1.000          1.095               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers MFS Value Subaccount (5/04)..............  2006      1.168          1.258               --
                                                       2005      1.125          1.168           27,601
                                                       2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.221          1.398               --
                                                       2005      1.144          1.221               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.128          1.193               --
                                                       2005      1.092          1.128               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.034          1.085               --
                                                       2005      1.035          1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.114          1.122               --
                                                       2005      1.103          1.114          159,981
                                                       2004      1.000          1.103               --

  Travelers Strategic Equity Subaccount (6/00).......  2006      1.091          1.135               --
                                                       2005      1.097          1.091            2,635
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.109          1.272               --
                                                       2005      1.026          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.263               --
                                                       2005      1.000          1.104              728

  Travelers Van Kampen Enterprise Subaccount (4/00)..  2006      1.088          1.126               --
                                                       2005      1.035          1.088               --
                                                       2004      1.000          1.035               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (2/00)..........................................  2006      1.113          1.116               --
                                                       2005      1.058          1.113               --
                                                       2004      1.000          1.058               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (5/00)...  2006      1.260          1.371          120,320
                                                       2005      1.106          1.260           37,790
                                                       2004      1.000          1.106               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.410          1.546          118,656
                                                       2005      1.226          1.410          117,119
                                                       2004      1.000          1.226               --

                         SEPARATE ACCOUNT CHARGES 2.60%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.234          1.286               --
                                                       2005      1.211          1.234               --
                                                       2004      1.118          1.211               --
                                                       2003      1.000          1.118               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00)...................................  2006      1.288          1.247               --
                                                       2005      1.151          1.288               --
                                                       2004      1.091          1.151               --
                                                       2003      1.000          1.091               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00).............................................  2006      1.457          1.709          157,711
                                                       2005      1.310          1.457          151,200
                                                       2004      1.185          1.310           51,138
                                                       2003      1.000          1.185               --

  American Funds Growth Subaccount (Class 2) (2/00)..  2006      1.423          1.528          378,819
                                                       2005      1.257          1.423          399,976
                                                       2004      1.147          1.257          193,007
                                                       2003      1.000          1.147               --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00).............................................  2006      1.269          1.425          324,824
                                                       2005      1.231          1.269          359,232
                                                       2004      1.144          1.231          128,857
                                                       2003      1.000          1.144               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.532          1.511               --
                                                       2005      1.330          1.532               --
                                                       2004      1.142          1.330               --
                                                       2003      1.000          1.142               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.525          1.971               --
                                                       2005      1.460          1.525               --
                                                       2004      1.141          1.460               --
                                                       2003      1.000          1.141               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.282          1.389               --
                                                       2005      1.194          1.282               --
                                                       2004      1.073          1.194               --
                                                       2003      1.000          1.073               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.279          1.421               --
                                                       2005      1.192          1.279           80,769
                                                       2004      1.066          1.192           73,096
                                                       2003      1.000          1.066               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.027          1.183               --
                                                       2005      1.000          1.027               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.320          1.398           11,423
                                                       2005      1.293          1.320           15,701
                                                       2004      1.190          1.293           15,699
                                                       2003      1.000          1.190               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.318          1.521               --
                                                       2005      1.224          1.318               --
                                                       2004      1.115          1.224               --
                                                       2003      1.000          1.115               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.902          2.373               --
                                                       2005      1.531          1.902               --
                                                       2004      1.260          1.531               --
                                                       2003      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.454          1.721            3,959
                                                       2005      1.355          1.454           12,676
                                                       2004      1.173          1.355           12,876
                                                       2003      1.000          1.173               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.390          1.649               --
                                                       2005      1.310          1.390               --
                                                       2004      1.159          1.310               --
                                                       2003      1.000          1.159               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2006      1.460          1.612            5,758
                                                       2005      1.337          1.460            5,758
                                                       2004      1.139          1.337            5,758
                                                       2003      1.000          1.139               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.328          1.477               --
                                                       2005      1.310          1.328               --
                                                       2004      1.171          1.310               --
                                                       2003      1.000          1.171               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      1.077          1.237               --
                                                       2005      1.107          1.077           24,067
                                                       2004      1.099          1.107           24,056
                                                       2003      1.000          1.099               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      1.193          1.248               --
                                                       2005      1.152          1.193               --
                                                       2004      1.149          1.152               --
                                                       2003      1.000          1.149               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.419          1.560               --
                                                       2005      1.388          1.419               --
                                                       2004      1.232          1.388               --
                                                       2003      1.000          1.232               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).........  2006      1.249          1.438           11,746
                                                       2005      1.232          1.249           11,746
                                                       2004      1.168          1.232           11,746
                                                       2003      1.000          1.168               --

  LMPVPI Investors Subaccount (Class I) (1/01).......  2006      1.278          1.472           31,967
                                                       2005      1.231          1.278           31,967
                                                       2004      1.145          1.231           31,967
                                                       2003      1.000          1.145               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00).............................................  2006      1.415          1.554               --
                                                       2005      1.384          1.415               --
                                                       2004      1.234          1.384               --
                                                       2003      1.000          1.234               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (6/00).............  2006      1.203          1.346           13,493
                                                       2005      1.184          1.203           14,757
                                                       2004      1.117          1.184               --
                                                       2003      1.000          1.117               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Diversified Strategic Income Subaccount
  (7/00).............................................  2006      1.097          1.126               --
                                                       2005      1.097          1.097               --
                                                       2004      1.055          1.097               --
                                                       2003      1.000          1.055               --

  LMPVPII Equity Index Subaccount (Class II) (6/00)..  2006      1.230          1.380            8,417
                                                       2005      1.211          1.230            8,417
                                                       2004      1.127          1.211            8,417
                                                       2003      1.000          1.127               --

  LMPVPII Fundamental Value Subaccount (6/00)........  2006      1.256          1.429           39,106
                                                       2005      1.230          1.256           39,729
                                                       2004      1.166          1.230           33,733
                                                       2003      1.000          1.166               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.979          0.993            4,847
                                                       2005      0.982          0.979            5,357
                                                       2004      0.996          0.982            5,606
                                                       2003      1.000          0.996               --

  LMPVPIII Aggressive Growth Subaccount (3/00).......  2006      1.321          1.400           77,364
                                                       2005      1.214          1.321           78,748
                                                       2004      1.134          1.214           79,432
                                                       2003      1.000          1.134               --

  LMPVPIII High Income Subaccount (8/00).............  2006      1.183          1.279            4,245
                                                       2005      1.183          1.183           13,132
                                                       2004      1.099          1.183           13,128
                                                       2003      1.000          1.099               --

  LMPVPIII Large Cap Growth Subaccount (2/00)........  2006      1.169          1.192               --
                                                       2005      1.140          1.169               --
                                                       2004      1.166          1.140               --
                                                       2003      1.000          1.166               --

  LMPVPIII Mid Cap Core Subaccount (4/00)............  2006      1.313          1.468            1,933
                                                       2005      1.244          1.313            6,430
                                                       2004      1.156          1.244            4,492
                                                       2003      1.000          1.156               --

  LMPVPIII Money Market Subaccount (2/00)............  2006      0.977          0.996           15,394
                                                       2005      0.975          0.977           16,921
                                                       2004      0.992          0.975               --
                                                       2003      1.000          0.992               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.200          1.329          195,604
                                                       2005      1.170          1.200          195,636
                                                       2004      1.126          1.170          162,348
                                                       2003      1.000          1.126               --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.130          1.216          334,792
                                                       2005      1.112          1.130          353,139
                                                       2004      1.087          1.112          303,857
                                                       2003      1.000          1.087               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.269          1.424           26,599
                                                       2005      1.222          1.269           26,599
                                                       2004      1.138          1.222           26,599
                                                       2003      1.000          1.138               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.175          1.286           45,626
                                                       2005      1.165          1.175               --
                                                       2004      1.120          1.165               --
                                                       2003      1.000          1.120               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.257          1.436          218,225
                                                       2005      1.249          1.257          240,365
                                                       2004      1.138          1.249           26,639
                                                       2003      1.000          1.138               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.470          1.608           97,681
                                                       2005      1.394          1.470          102,732
                                                       2004      1.153          1.394            7,623
                                                       2003      1.000          1.153               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.419          1.492               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.262          1.336               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.593          1.744           98,803

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.511          1.539               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.069               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.324          1.299               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.272          1.254               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.244          1.365               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.212               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.330          1.421           14,625

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.084          1.134               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.105          1.137           12,995

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.022          113,512

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.330          1.290            8,910

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.004          1.035           80,679

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.239          1.265           54,319

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.266          1.274               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.290          1.314               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.053               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.042               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.047               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.052               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.207          1.281           64,836

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.044               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.062               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.102          1.081               --
                                                       2005      1.107          1.102               --
                                                       2004      1.044          1.107               --
                                                       2003      1.000          1.044               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.043          1.055           83,976
                                                       2005      1.045          1.043          110,728
                                                       2004      1.022          1.045           39,208
                                                       2003      1.000          1.022               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.458          1.814               --
                                                       2005      1.334          1.458               --
                                                       2004      1.178          1.334               --
                                                       2003      1.000          1.178               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.582          1.809           98,956
                                                       2005      1.517          1.582           43,632
                                                       2004      1.234          1.517               --
                                                       2003      1.000          1.234               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.247          1.324               --
                                                       2005      1.177          1.247               --
                                                       2004      1.134          1.177               --
                                                       2003      1.000          1.134               --

  Travelers Equity Income Subaccount (10/00).........  2006      1.232          1.290               --
                                                       2005      1.210          1.232               --
                                                       2004      1.130          1.210               --
                                                       2003      1.000          1.130               --

  Travelers Large Cap Subaccount (6/00)..............  2006      1.232          1.266               --
                                                       2005      1.164          1.232               --
                                                       2004      1.121          1.164               --
                                                       2003      1.000          1.121               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.103          1.169               --
                                                       2005      1.000          1.103               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.014          1.015               --
                                                       2005      1.006          1.014               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.048          1.082               --
                                                       2005      1.007          1.048               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.124               --
                                                       2005      1.000          1.081               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.026          1.042               --
                                                       2005      1.000          1.026               --

  Travelers Managed Income Subaccount (7/00).........  2006      1.017          1.004               --
                                                       2005      1.029          1.017           82,749
                                                       2004      1.027          1.029           66,571
                                                       2003      1.000          1.027               --

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      1.341          1.419               --
                                                       2005      1.228          1.341               --
                                                       2004      1.087          1.228               --
                                                       2003      1.000          1.087               --

  Travelers MFS Mid Cap Growth Subaccount (3/02).....  2006      1.261          1.330               --
                                                       2005      1.256          1.261            8,919
                                                       2004      1.130          1.256               --
                                                       2003      1.000          1.130               --

  Travelers MFS Total Return Subaccount (7/00).......  2006      1.173          1.207               --
                                                       2005      1.169          1.173           82,322
                                                       2004      1.076          1.169           58,405
                                                       2003      1.000          1.076               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.155          1.244               --
                                                       2005      1.113          1.155               --
                                                       2004      1.000          1.113               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.392          1.593               --
                                                       2005      1.304          1.392           98,803
                                                       2004      1.156          1.304           98,803
                                                       2003      1.000          1.156               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.258          1.330               --
                                                       2005      1.218          1.258           16,165
                                                       2004      1.125          1.218           16,914
                                                       2003      1.000          1.125               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.034          1.084               --
                                                       2005      1.035          1.034               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.098          1.105               --
                                                       2005      1.087          1.098           12,995
                                                       2004      1.000          1.087               --

  Travelers Strategic Equity Subaccount (6/00).......  2006      1.190          1.238               --
                                                       2005      1.197          1.190               --
                                                       2004      1.114          1.197               --
                                                       2003      1.000          1.114               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.108          1.272               --
                                                       2005      1.026          1.108               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.262               --
                                                       2005      1.000          1.104               --

  Travelers Van Kampen Enterprise Subaccount (4/00)..  2006      1.197          1.239               --
                                                       2005      1.140          1.197           54,319
                                                       2004      1.126          1.140           54,319
                                                       2003      1.000          1.126               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (2/00)..........................................  2006      1.221          1.224           12,500
                                                       2005      1.161          1.221           12,500
                                                       2004      1.113          1.161           12,500
                                                       2003      1.000          1.113               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (5/00)...  2006      1.457          1.584          123,027
                                                       2005      1.280          1.457          123,027
                                                       2004      1.139          1.280           11,796
                                                       2003      1.000          1.139               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)....  2006      1.670          1.829           64,023
                                                       2005      1.452          1.670           64,538
                                                       2004      1.195          1.452            5,627
                                                       2003      1.000          1.195               --





* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.


Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.


If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Value Portfolio merged into Met Investors Series Trust-MFS Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

             PIONEER ANNUISTAR FLEX CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


The following tables provide the Accumulation Unit Values information for the *mid-range* combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.00%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.144          1.190               --
                                                       2005      1.075          1.144               --
                                                       2004      1.032          1.075               --
                                                       2003      1.000          1.032               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.221          1.328               --
                                                       2005      1.161          1.221               --
                                                       2004      1.043          1.161               --
                                                       2003      1.000          1.043               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.139          1.308               --
                                                       2005      1.124          1.139               --
                                                       2004      1.033          1.124               --
                                                       2003      1.000          1.033               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.463          1.558               --
                                                       2005      1.424          1.463               --
                                                       2004      1.303          1.424               --
                                                       2003      0.969          1.303               --
                                                       2002      1.000          0.969               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.608          1.914           51,421
                                                       2005      1.489          1.608           45,342
                                                       2004      1.281          1.489           29,054
                                                       2003      0.989          1.281           24,859
                                                       2002      1.000          0.989               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2006      1.066          1.232               --
                                                       2005      1.000          1.066               --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2006      1.114          1.226               --
                                                       2005      1.104          1.114               --
                                                       2004      1.038          1.104               --
                                                       2003      1.000          1.038               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2006      1.211          1.314               --
                                                       2005      1.126          1.211               --
                                                       2004      1.056          1.126               --
                                                       2003      1.000          1.056               --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.005               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      0.993          1.013               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.049               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.986          0.993               --
                                                       2005      0.978          0.986               --
                                                       2004      0.987          0.978               --
                                                       2003      1.000          0.987               --
                                                       2002      1.000          1.000               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.130          1.180               --
                                                       2005      1.100          1.130               --
                                                       2004      1.052          1.100               --
                                                       2003      1.000          1.052               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.407          1.530               --
                                                       2005      1.259          1.407               --
                                                       2004      1.080          1.259               --
                                                       2003      1.000          1.080               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.010          1.021               --
                                                       2005      1.012          1.010               --
                                                       2004      1.002          1.012               --
                                                       2003      1.000          1.002               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.990          1.109               --
                                                       2005      0.998          0.990               --
                                                       2004      1.000          0.998               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.077          1.141               --
                                                       2005      1.059          1.077               --
                                                       2004      1.033          1.059               --
                                                       2003      1.000          1.033               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2006      1.098          1.261               --
                                                       2005      1.000          1.098               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.765          2.345               --
                                                       2005      1.309          1.765               --
                                                       2004      1.125          1.309               --
                                                       2003      1.000          1.125               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.251          1.498               --
                                                       2005      1.210          1.251               --
                                                       2004      1.064          1.210               --
                                                       2003      1.000          1.064               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2006      0.999          1.168               --
                                                       2005      1.000          0.999               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.340          1.695               --
                                                       2005      1.268          1.340               --
                                                       2004      1.094          1.268               --
                                                       2003      1.000          1.094               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2006      1.189          1.356               --
                                                       2005      1.145          1.189               --
                                                       2004      1.053          1.145               --
                                                       2003      1.000          1.053               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2006      1.044          1.146               --
                                                       2005      1.000          1.044               --

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.086          1.160               --
                                                       2005      1.073          1.086               --
                                                       2004      1.029          1.073               --
                                                       2003      1.000          1.029               --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2006      1.079          1.145               --
                                                       2005      1.082          1.079               --
                                                       2004      1.025          1.082               --
                                                       2003      1.000          1.025               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2006      1.085          1.217               --
                                                       2005      1.000          1.085               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2006      1.069          1.181               --
                                                       2005      1.000          1.069               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (7/05)..................................  2006      1.048          1.137               --
                                                       2005      1.003          1.048               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.432          1.721               --
                                                       2005      1.268          1.432               --
                                                       2004      1.093          1.268               --
                                                       2003      1.000          1.093               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.324          1.457               --
                                                       2005      1.255          1.324               --
                                                       2004      1.051          1.255               --
                                                       2003      1.000          1.051               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.157          1.166               --
                                                       2005      1.092          1.157               --
                                                       2004      1.000          1.092               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.560          2.087               --
                                                       2005      1.385          1.560               --
                                                       2004      1.044          1.385               --
                                                       2003      1.000          1.044               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.097          1.159               --
                                                       2005      1.070          1.097               --
                                                       2004      1.000          1.070               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.359          1.521               --
                                                       2005      1.248          1.359               --
                                                       2004      1.062          1.248               --
                                                       2003      1.000          1.062               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.148          1.217               --
                                                       2005      1.152          1.148               --
                                                       2004      1.038          1.152               --
                                                       2003      1.000          1.038               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.108          1.154               --
                                                       2005      1.103          1.108               --
                                                       2004      1.024          1.103               --
                                                       2003      1.000          1.024               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.189          1.341               --
                                                       2005      1.159          1.189               --
                                                       2004      1.061          1.159               --
                                                       2003      1.000          1.061               --





                         SEPARATE ACCOUNT CHARGES 2.05%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.143          1.188           40,647
                                                       2005      1.075          1.143           43,562
                                                       2004      1.032          1.075           40,658
                                                       2003      1.000          1.032               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.220          1.326            2,277
                                                       2005      1.161          1.220              998
                                                       2004      1.043          1.161               --
                                                       2003      1.000          1.043               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.138          1.306          140,002
                                                       2005      1.123          1.138          146,205
                                                       2004      1.033          1.123          121,341
                                                       2003      1.000          1.033               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.292          1.376           15,074
                                                       2005      1.259          1.292           13,854
                                                       2004      1.153          1.259            7,904
                                                       2003      0.857          1.153               --
                                                       2002      1.227          0.857               --
                                                       2001      1.000          1.227               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.469          1.747          110,754
                                                       2005      1.361          1.469           98,761
                                                       2004      1.172          1.361           66,369
                                                       2003      0.904          1.172           10,166
                                                       2002      1.134          0.904               --
                                                       2001      1.000          1.134               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2006      1.066          1.231               --
                                                       2005      1.000          1.066               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Total Return Subaccount (Class II) (11/03)..  2006      1.113          1.224           16,420
                                                       2005      1.103          1.113           10,159
                                                       2004      1.038          1.103            5,595
                                                       2003      1.000          1.038               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2006      1.209          1.312           38,447
                                                       2005      1.126          1.209           38,050
                                                       2004      1.056          1.126           39,542
                                                       2003      1.000          1.056               --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.005           15,953

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      0.987          1.006            7,633

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.049           92,031

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.980          0.987               --
                                                       2005      0.972          0.980               --
                                                       2004      0.982          0.972               --
                                                       2003      0.995          0.982               --
                                                       2002      1.000          0.995               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.129          1.178               --
                                                       2005      1.099          1.129           13,162
                                                       2004      1.052          1.099           12,870
                                                       2003      1.000          1.052               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.406          1.528               --
                                                       2005      1.258          1.406           63,098
                                                       2004      1.080          1.258           47,199
                                                       2003      1.000          1.080               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.009          1.019           50,981
                                                       2005      1.012          1.009           52,599
                                                       2004      1.002          1.012           32,300
                                                       2003      1.000          1.002               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.989          1.108               --
                                                       2005      0.998          0.989           25,569
                                                       2004      1.000          0.998           23,613

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.075          1.139               --
                                                       2005      1.058          1.075           21,041
                                                       2004      1.033          1.058               --
                                                       2003      1.000          1.033               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2006      1.097          1.260               --
                                                       2005      1.000          1.097               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.764          2.341            3,915
                                                       2005      1.308          1.764            3,574
                                                       2004      1.125          1.308            3,194
                                                       2003      1.000          1.125               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.250          1.496           65,806
                                                       2005      1.209          1.250           60,690
                                                       2004      1.064          1.209           33,109
                                                       2003      1.000          1.064               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2006      0.999          1.167               --
                                                       2005      1.000          0.999               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.338          1.693               --
                                                       2005      1.267          1.338               --
                                                       2004      1.094          1.267               --
                                                       2003      1.000          1.094               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2006      1.188          1.354           51,104
                                                       2005      1.144          1.188           55,196
                                                       2004      1.053          1.144           53,140
                                                       2003      1.000          1.053               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2006      1.044          1.145               --
                                                       2005      1.000          1.044               --

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.085          1.158           28,792
                                                       2005      1.073          1.085           28,484
                                                       2004      1.029          1.073           28,185
                                                       2003      1.000          1.029               --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2006      1.078          1.143           92,633
                                                       2005      1.082          1.078           87,185
                                                       2004      1.024          1.082           67,625
                                                       2003      1.000          1.024               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2006      1.085          1.216               --
                                                       2005      1.000          1.085               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2006      1.069          1.180           97,284
                                                       2005      1.000          1.069               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (7/05)..................................  2006      1.048          1.136           28,127
                                                       2005      1.003          1.048               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.431          1.718            1,808
                                                       2005      1.268          1.431              893
                                                       2004      1.093          1.268               --
                                                       2003      1.000          1.093               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.323          1.455           67,772
                                                       2005      1.254          1.323           66,621
                                                       2004      1.051          1.254           63,558
                                                       2003      1.000          1.051               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.156          1.165           62,213
                                                       2005      1.091          1.156           36,844
                                                       2004      1.000          1.091            3,589

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.558          2.084           34,588
                                                       2005      1.385          1.558           36,541
                                                       2004      1.044          1.385           24,930
                                                       2003      1.000          1.044               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.096          1.158          116,299
                                                       2005      1.069          1.096          115,167
                                                       2004      1.000          1.069           88,717

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.358          1.518           31,590
                                                       2005      1.247          1.358            8,016
                                                       2004      1.062          1.247            7,106
                                                       2003      1.000          1.062               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.147          1.216               --
                                                       2005      1.152          1.147           26,183
                                                       2004      1.038          1.152           21,804
                                                       2003      1.000          1.038               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.107          1.152           68,832
                                                       2005      1.103          1.107           71,799
                                                       2004      1.024          1.103           73,193
                                                       2003      1.000          1.024               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.188          1.339           33,176
                                                       2005      1.158          1.188           34,600
                                                       2004      1.061          1.158           35,064
                                                       2003      1.000          1.061               --





                         SEPARATE ACCOUNT CHARGES 2.10%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.142          1.186               --
                                                       2005      1.074          1.142               --
                                                       2004      1.032          1.074               --
                                                       2003      1.000          1.032               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.219          1.324               --
                                                       2005      1.160          1.219               --
                                                       2004      1.043          1.160               --
                                                       2003      1.000          1.043               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.137          1.304              936
                                                       2005      1.122          1.137              980
                                                       2004      1.033          1.122               --
                                                       2003      1.000          1.033               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.336          1.422           21,577
                                                       2005      1.302          1.336           21,578
                                                       2004      1.192          1.302           20,936
                                                       2003      1.000          1.192               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.472          1.750          265,061
                                                       2005      1.364          1.472          111,621
                                                       2004      1.175          1.364           10,115
                                                       2003      1.000          1.175               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2006      1.065          1.230              505
                                                       2005      1.000          1.065              519

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2006      1.112          1.222           16,891
                                                       2005      1.103          1.112              988
                                                       2004      1.038          1.103               --
                                                       2003      1.000          1.038               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2006      1.208          1.310               --
                                                       2005      1.125          1.208               --
                                                       2004      1.056          1.125               --
                                                       2003      1.000          1.056               --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.005              603

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      0.998          1.017               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.048           35,200

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.991          0.998               --
                                                       2005      0.984          0.991               --
                                                       2004      0.994          0.984               --
                                                       2003      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.128          1.177               --
                                                       2005      1.098          1.128              486
                                                       2004      1.052          1.098               --
                                                       2003      1.000          1.052               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.404          1.526               --
                                                       2005      1.257          1.404            5,451
                                                       2004      1.080          1.257               --
                                                       2003      1.000          1.080               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.008          1.018               --
                                                       2005      1.011          1.008               --
                                                       2004      1.002          1.011               --
                                                       2003      1.000          1.002               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.988          1.106               --
                                                       2005      0.997          0.988              838
                                                       2004      1.000          0.997               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.074          1.137               --
                                                       2005      1.058          1.074               --
                                                       2004      1.033          1.058               --
                                                       2003      1.000          1.033               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2006      1.097          1.258           56,080
                                                       2005      1.000          1.097               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.762          2.338               --
                                                       2005      1.307          1.762               --
                                                       2004      1.125          1.307               --
                                                       2003      1.000          1.125               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.249          1.493           28,153
                                                       2005      1.208          1.249            1,320
                                                       2004      1.064          1.208               --
                                                       2003      1.000          1.064               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2006      0.998          1.166           15,375
                                                       2005      1.000          0.998           15,375

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.337          1.690               --
                                                       2005      1.266          1.337              426
                                                       2004      1.094          1.266               --
                                                       2003      1.000          1.094               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2006      1.186          1.352              711
                                                       2005      1.144          1.186              712
                                                       2004      1.053          1.144               --
                                                       2003      1.000          1.053               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2006      1.043          1.144           60,728
                                                       2005      1.000          1.043               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.083          1.157               --
                                                       2005      1.072          1.083               --
                                                       2004      1.029          1.072               --
                                                       2003      1.000          1.029               --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2006      1.077          1.141               --
                                                       2005      1.081          1.077               --
                                                       2004      1.024          1.081               --
                                                       2003      1.000          1.024               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2006      1.084          1.215               --
                                                       2005      1.000          1.084               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2006      1.069          1.179          105,760
                                                       2005      1.000          1.069           14,736

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (7/05)..................................  2006      1.048          1.135            5,441
                                                       2005      1.003          1.048            5,279

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.429          1.716            5,037
                                                       2005      1.267          1.429            4,669
                                                       2004      1.093          1.267               --
                                                       2003      1.000          1.093               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.321          1.453           26,050
                                                       2005      1.254          1.321            4,653
                                                       2004      1.051          1.254               --
                                                       2003      1.000          1.051               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.155          1.163           28,634
                                                       2005      1.091          1.155            1,499
                                                       2004      1.000          1.091               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.557          2.080               --
                                                       2005      1.384          1.557               --
                                                       2004      1.044          1.384               --
                                                       2003      1.000          1.044               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.095          1.156               --
                                                       2005      1.069          1.095               --
                                                       2004      1.000          1.069               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.356          1.516            4,694
                                                       2005      1.247          1.356            4,694
                                                       2004      1.062          1.247               --
                                                       2003      1.000          1.062               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.146          1.214               --
                                                       2005      1.151          1.146               --
                                                       2004      1.038          1.151               --
                                                       2003      1.000          1.038               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.106          1.151            5,520
                                                       2005      1.102          1.106            5,520
                                                       2004      1.024          1.102               --
                                                       2003      1.000          1.024               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.187          1.337               --
                                                       2005      1.158          1.187               --
                                                       2004      1.061          1.158               --
                                                       2003      1.000          1.061               --





                         SEPARATE ACCOUNT CHARGES 2.20%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.140          1.182              --
                                                       2005      1.073          1.140              --
                                                       2004      1.031          1.073              --
                                                       2003      1.000          1.031              --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.216          1.320              --
                                                       2005      1.159          1.216              --
                                                       2004      1.043          1.159              --
                                                       2003      1.000          1.043              --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.134          1.300              --
                                                       2005      1.121          1.134              --
                                                       2004      1.032          1.121              --
                                                       2003      1.000          1.032              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.332          1.417              --
                                                       2005      1.300          1.332              --
                                                       2004      1.192          1.300              --
                                                       2003      1.000          1.192              --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.468          1.745           5,694
                                                       2005      1.362          1.468           8,678
                                                       2004      1.175          1.362              --
                                                       2003      1.000          1.175              --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2006      1.065          1.228              --
                                                       2005      1.000          1.065              --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2006      1.110          1.219              --
                                                       2005      1.102          1.110              --
                                                       2004      1.038          1.102              --
                                                       2003      1.000          1.038              --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2006      1.206          1.306              --
                                                       2005      1.124          1.206              --
                                                       2004      1.056          1.124              --
                                                       2003      1.000          1.056              --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.004              --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      0.995          1.014              --
                                                       2006      1.000          0.995              --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.047              --
                                                       2006      1.000          0.996              --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.989          0.995              --
                                                       2005      0.982          0.989              --
                                                       2004      0.994          0.982              --
                                                       2003      1.000          0.994              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.126          1.174              --
                                                       2005      1.097          1.126              --
                                                       2004      1.052          1.097              --
                                                       2003      1.000          1.052              --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.402          1.523              --
                                                       2005      1.256          1.402              --
                                                       2004      1.080          1.256              --
                                                       2003      1.000          1.080              --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.005          1.015              --
                                                       2005      1.010          1.005              --
                                                       2004      1.002          1.010              --
                                                       2003      1.000          1.002              --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.986          1.103              --
                                                       2005      0.996          0.986              --
                                                       2004      1.000          0.996              --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.072          1.134              --
                                                       2005      1.057          1.072              --
                                                       2004      1.033          1.057              --
                                                       2003      1.000          1.033              --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2006      1.096          1.256              --
                                                       2005      1.000          1.096              --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.758          2.331              --
                                                       2005      1.306          1.758              --
                                                       2004      1.125          1.306              --
                                                       2003      1.000          1.125              --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.246          1.489              --
                                                       2005      1.207          1.246              --
                                                       2004      1.063          1.207              --
                                                       2003      1.000          1.063              --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2006      0.998          1.164              --
                                                       2005      1.000          0.998              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.334          1.685              --
                                                       2005      1.265          1.334              --
                                                       2004      1.094          1.265              --
                                                       2003      1.000          1.094              --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2006      1.184          1.348              --
                                                       2005      1.142          1.184              --
                                                       2004      1.053          1.142              --
                                                       2003      1.000          1.053              --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2006      1.042          1.142              --
                                                       2005      1.000          1.042              --

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.081          1.153              --
                                                       2005      1.071          1.081              --
                                                       2004      1.029          1.071              --
                                                       2003      1.000          1.029              --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2006      1.074          1.138              --
                                                       2005      1.080          1.074              --
                                                       2004      1.024          1.080              --
                                                       2003      1.000          1.024              --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2006      1.084          1.213              --
                                                       2005      1.000          1.084              --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2006      1.068          1.177              --
                                                       2005      1.000          1.068              --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (7/05)..................................  2006      1.047          1.133              --
                                                       2005      1.003          1.047              --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.426          1.711              --
                                                       2005      1.266          1.426              --
                                                       2004      1.092          1.266              --
                                                       2003      1.000          1.092              --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.319          1.448              --
                                                       2005      1.252          1.319              --
                                                       2004      1.051          1.252              --
                                                       2003      1.000          1.051              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.153          1.160              --
                                                       2005      1.090          1.153              --
                                                       2004      1.000          1.090              --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.553          2.074              --
                                                       2005      1.382          1.553              --
                                                       2004      1.044          1.382              --
                                                       2003      1.000          1.044              --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.093          1.153              --
                                                       2005      1.068          1.093              --
                                                       2004      1.000          1.068              --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.353          1.511              --
                                                       2005      1.245          1.353              --
                                                       2004      1.062          1.245              --
                                                       2003      1.000          1.062              --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.143          1.211              --
                                                       2005      1.150          1.143              --
                                                       2004      1.038          1.150              --
                                                       2003      1.000          1.038              --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.104          1.147              --
                                                       2005      1.101          1.104              --
                                                       2004      1.023          1.101              --
                                                       2003      1.000          1.023              --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.184          1.333              --
                                                       2005      1.157          1.184              --
                                                       2004      1.061          1.157              --
                                                       2003      1.000          1.061              --





                         SEPARATE ACCOUNT CHARGES 2.25%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.138          1.181           418,480
                                                       2005      1.072          1.138           434,509
                                                       2004      1.031          1.072           330,264
                                                       2003      1.000          1.031                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.215          1.318           177,480
                                                       2005      1.158          1.215           190,500
                                                       2004      1.043          1.158           162,460
                                                       2003      1.000          1.043                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.133          1.298         1,671,795
                                                       2005      1.120          1.133         1,629,326
                                                       2004      1.032          1.120           967,326
                                                       2003      1.000          1.032                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.452          1.543         1,284,037
                                                       2005      1.417          1.452         1,496,822
                                                       2004      1.300          1.417         1,111,279
                                                       2003      0.969          1.300           297,552
                                                       2002      1.000          0.969                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.596          1.895         4,708,415
                                                       2005      1.481          1.596         4,568,600
                                                       2004      1.278          1.481         2,330,211
                                                       2003      0.989          1.278           519,279
                                                       2002      1.000          0.989                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2006      1.064          1.227            89,149
                                                       2005      1.000          1.064            56,835

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2006      1.108          1.217           261,381
                                                       2005      1.101          1.108           240,427
                                                       2004      1.038          1.101           169,169
                                                       2003      1.000          1.038                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2006      1.204          1.304           733,223
                                                       2005      1.123          1.204           850,243
                                                       2004      1.056          1.123           520,721
                                                       2003      1.000          1.056                --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.003           761,620

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      0.985          1.003           502,009

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.047         1,162,142

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.978          0.985                --
                                                       2005      0.973          0.978           402,325
                                                       2004      0.985          0.973           506,125
                                                       2003      0.999          0.985           175,479
                                                       2002      1.000          0.999                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.124          1.173                --
                                                       2005      1.097          1.124           630,810
                                                       2004      1.052          1.097           295,758
                                                       2003      1.000          1.052                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.400          1.521                --
                                                       2005      1.255          1.400           720,659
                                                       2004      1.080          1.255           398,590
                                                       2003      1.000          1.080                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.004          1.013           651,445
                                                       2005      1.009          1.004           608,435
                                                       2004      1.002          1.009           257,745
                                                       2003      1.000          1.002                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.986          1.102                --
                                                       2005      0.996          0.986            33,738
                                                       2004      1.000          0.996            23,565

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.071          1.132                --
                                                       2005      1.056          1.071           183,114
                                                       2004      1.033          1.056           164,569
                                                       2003      1.000          1.033                --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2006      1.096          1.255            86,945
                                                       2005      1.000          1.096            74,368

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.756          2.327           158,053
                                                       2005      1.305          1.756           180,153
                                                       2004      1.125          1.305           138,136
                                                       2003      1.000          1.125                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.245          1.487           813,539
                                                       2005      1.207          1.245           808,863
                                                       2004      1.063          1.207           465,812
                                                       2003      1.000          1.063                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2006      0.998          1.164            13,586
                                                       2005      1.000          0.998            13,586

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.333          1.683                --
                                                       2005      1.264          1.333            54,132
                                                       2004      1.094          1.264            35,674
                                                       2003      1.000          1.094                --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2006      1.183          1.346           714,941
                                                       2005      1.142          1.183           949,580
                                                       2004      1.053          1.142           744,391
                                                       2003      1.000          1.053                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2006      1.042          1.141            85,298
                                                       2005      1.000          1.042            68,795

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.080          1.151            41,847
                                                       2005      1.070          1.080            41,580
                                                       2004      1.029          1.070            43,265
                                                       2003      1.000          1.029                --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2006      1.073          1.136           975,685
                                                       2005      1.079          1.073           987,496
                                                       2004      1.024          1.079           519,755
                                                       2003      1.000          1.024                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2006      1.083          1.212           260,396
                                                       2005      1.000          1.083           190,939

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2006      1.068          1.176           507,680
                                                       2005      1.000          1.068           106,744

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (7/05)..................................  2006      1.047          1.132           226,887
                                                       2005      1.003          1.047           727,734

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.425          1.708           141,783
                                                       2005      1.265          1.425            81,973
                                                       2004      1.092          1.265            51,755
                                                       2003      1.000          1.092                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.317          1.446           443,569
                                                       2005      1.251          1.317           461,171
                                                       2004      1.051          1.251           200,166
                                                       2003      1.000          1.051                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.152          1.158           439,588
                                                       2005      1.089          1.152           271,802
                                                       2004      1.000          1.089            62,238

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.552          2.071           166,052
                                                       2005      1.382          1.552           173,768
                                                       2004      1.044          1.382           142,220
                                                       2003      1.000          1.044                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.092          1.151           334,803
                                                       2005      1.068          1.092           368,751
                                                       2004      1.000          1.068           140,878

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.352          1.509           202,911
                                                       2005      1.244          1.352           222,859
                                                       2004      1.062          1.244           106,338
                                                       2003      1.000          1.062                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.142          1.209                --
                                                       2005      1.149          1.142            24,509
                                                       2004      1.038          1.149             7,915
                                                       2003      1.000          1.038                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.102          1.145         1,620,651
                                                       2005      1.100          1.102         1,576,945
                                                       2004      1.023          1.100           817,250
                                                       2003      1.000          1.023                --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.183          1.331           319,598
                                                       2005      1.156          1.183           341,434
                                                       2004      1.061          1.156           261,486
                                                       2003      1.000          1.061                --

                         SEPARATE ACCOUNT CHARGES 2.30%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.077          1.116           63,778
                                                       2005      1.000          1.077               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.049          1.138               --
                                                       2005      1.000          1.049               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.014          1.160           21,926
                                                       2005      1.000          1.014               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.051          1.116               --
                                                       2005      1.000          1.051               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.071          1.271               --
                                                       2005      1.000          1.071               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2006      1.064          1.226               --
                                                       2005      1.000          1.064               --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2006      1.013          1.111               --
                                                       2005      1.000          1.013               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2006      1.087          1.176            8,646
                                                       2005      1.000          1.087               --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.003               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      1.012          1.030               --
                                                       2006      1.000          1.012               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.047               --
                                                       2006      1.000          0.996               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      1.006          1.012               --
                                                       2005      1.000          1.006               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.039          1.084               --
                                                       2005      1.000          1.039               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.142          1.240               --
                                                       2005      1.000          1.142               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      0.990          0.998               --
                                                       2005      1.000          0.990               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.989          1.105               --
                                                       2005      1.000          0.989               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.012          1.069               --
                                                       2005      1.000          1.012               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2006      1.095          1.254               --
                                                       2005      1.000          1.095               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.292          1.711           15,562
                                                       2005      1.000          1.292               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.026          1.225           33,766
                                                       2005      1.000          1.026               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2006      0.998          1.163               --
                                                       2005      1.000          0.998               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.037          1.308               --
                                                       2005      1.000          1.037               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2006      1.044          1.187               --
                                                       2005      1.000          1.044               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2006      1.042          1.140               --
                                                       2005      1.000          1.042               --

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.019          1.085               --
                                                       2005      1.000          1.019               --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2006      0.991          1.049               --
                                                       2005      1.000          0.991               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2006      1.083          1.211               --
                                                       2005      1.000          1.083               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2006      1.067          1.175               --
                                                       2005      1.000          1.067               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (7/05)..................................  2006      1.047          1.131               --
                                                       2005      1.003          1.047               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.123          1.346           19,128
                                                       2005      1.000          1.123               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.057          1.159            8,771
                                                       2005      1.000          1.057               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.093          1.098               --
                                                       2005      1.000          1.093               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.175          1.568           10,195
                                                       2005      1.000          1.175               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.014          1.069               --
                                                       2005      1.000          1.014               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.103          1.230               --
                                                       2005      1.000          1.103               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.027          1.087               --
                                                       2005      1.000          1.027               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      0.997          1.035               --
                                                       2005      1.000          0.997               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.022          1.149               --
                                                       2005      1.000          1.022               --

                         SEPARATE ACCOUNT CHARGES 2.35%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.136          1.177            16,669
                                                       2005      1.071          1.136             8,281
                                                       2004      1.031          1.071                --
                                                       2003      1.000          1.031                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.212          1.314             9,217
                                                       2005      1.157          1.212             8,049
                                                       2004      1.043          1.157                --
                                                       2003      1.000          1.043                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.131          1.294           128,823
                                                       2005      1.119          1.131            63,975
                                                       2004      1.032          1.119                --
                                                       2003      1.000          1.032                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.328          1.410            66,994
                                                       2005      1.297          1.328            35,814
                                                       2004      1.191          1.297             7,965
                                                       2003      1.000          1.191                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.463          1.736         1,664,516
                                                       2005      1.359          1.463           831,353
                                                       2004      1.174          1.359                --
                                                       2003      1.000          1.174                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2006      1.064          1.225            66,738
                                                       2005      1.000          1.064            24,195

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2006      1.106          1.213            18,461
                                                       2005      1.100          1.106            17,070
                                                       2004      1.038          1.100                --
                                                       2003      1.000          1.038                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2006      1.202          1.300            23,964
                                                       2005      1.122          1.202                --
                                                       2004      1.056          1.122                --
                                                       2003      1.000          1.056                --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.003            76,385

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      0.991          1.009            23,504

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.046           160,471
                                                       2006      1.000          0.996           123,650

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.985          0.991                --
                                                       2005      0.980          0.985            56,970
                                                       2004      0.993          0.980                --
                                                       2003      1.000          0.993                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.122          1.170                --
                                                       2005      1.095          1.122            19,609
                                                       2004      1.052          1.095                --
                                                       2003      1.000          1.052                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.397          1.517                --
                                                       2005      1.254          1.397            35,788
                                                       2004      1.080          1.254                --
                                                       2003      1.000          1.080                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.002          1.010            81,984
                                                       2005      1.008          1.002            19,066
                                                       2004      1.002          1.008                --
                                                       2003      1.000          1.002                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.984          1.099                --
                                                       2005      0.995          0.984                --
                                                       2004      1.000          0.995                --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.069          1.129                --
                                                       2005      1.055          1.069                --
                                                       2004      1.032          1.055                --
                                                       2003      1.000          1.032                --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2006      1.095          1.253           204,351
                                                       2005      1.000          1.095             6,064

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.753          2.320            58,870
                                                       2005      1.304          1.753            72,531
                                                       2004      1.125          1.304               492
                                                       2003      1.000          1.125                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.242          1.482            44,773
                                                       2005      1.205          1.242            26,379
                                                       2004      1.063          1.205                --
                                                       2003      1.000          1.063                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2006      0.998          1.162                --
                                                       2005      1.000          0.998                --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.330          1.677                --
                                                       2005      1.263          1.330                --
                                                       2004      1.094          1.263                --
                                                       2003      1.000          1.094                --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2006      1.180          1.341            33,849
                                                       2005      1.141          1.180            34,062
                                                       2004      1.053          1.141             1,428
                                                       2003      1.000          1.053                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2006      1.041          1.139           262,171
                                                       2005      1.000          1.041           181,834

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.078          1.148             4,708
                                                       2005      1.069          1.078             4,439
                                                       2004      1.029          1.069               707
                                                       2003      1.000          1.029                --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2006      1.071          1.132           120,860
                                                       2005      1.078          1.071           102,752
                                                       2004      1.024          1.078                --
                                                       2003      1.000          1.024                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2006      1.083          1.210           170,334
                                                       2005      1.000          1.083                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2006      1.067          1.174           241,323
                                                       2005      1.000          1.067            55,568

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (7/05)..................................  2006      1.046          1.131           567,039
                                                       2005      1.003          1.046           136,692

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.422          1.703            45,073
                                                       2005      1.263          1.422            33,192
                                                       2004      1.092          1.263             1,514
                                                       2003      1.000          1.092                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.314          1.442           130,919
                                                       2005      1.250          1.314            95,256
                                                       2004      1.051          1.250               908
                                                       2003      1.000          1.051                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.150          1.155           131,568
                                                       2005      1.088          1.150            19,084
                                                       2004      1.000          1.088               918

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.548          2.064            39,327
                                                       2005      1.380          1.548             3,133
                                                       2004      1.043          1.380               546
                                                       2003      1.000          1.043                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.090          1.148            89,268
                                                       2005      1.067          1.090            10,497
                                                       2004      1.000          1.067                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.349          1.504            89,399
                                                       2005      1.243          1.349            66,580
                                                       2004      1.061          1.243               708
                                                       2003      1.000          1.061                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.140          1.206                --
                                                       2005      1.148          1.140            10,534
                                                       2004      1.038          1.148                --
                                                       2003      1.000          1.038                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.100          1.142           238,603
                                                       2005      1.099          1.100            62,224
                                                       2004      1.023          1.099             2,482
                                                       2003      1.000          1.023                --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.181          1.327            15,584
                                                       2005      1.155          1.181             6,081
                                                       2004      1.061          1.155               976
                                                       2003      1.000          1.061                --

                         SEPARATE ACCOUNT CHARGES 2.45%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.134          1.173           38,751
                                                       2005      1.070          1.134           36,023
                                                       2004      1.031          1.070           33,380
                                                       2003      1.000          1.031               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.210          1.310            2,461
                                                       2005      1.156          1.210            1,943
                                                       2004      1.043          1.156               --
                                                       2003      1.000          1.043               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.128          1.290          219,904
                                                       2005      1.118          1.128          221,701
                                                       2004      1.032          1.118          239,289
                                                       2003      1.000          1.032               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.443          1.530           33,135
                                                       2005      1.411          1.443           53,779
                                                       2004      1.297          1.411           76,355
                                                       2003      0.968          1.297            4,318
                                                       2002      1.000          0.968               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.586          1.880          324,994
                                                       2005      1.475          1.586          319,848
                                                       2004      1.275          1.475          261,521
                                                       2003      0.988          1.275           22,009
                                                       2002      1.000          0.988               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2006      1.063          1.223               --
                                                       2005      1.000          1.063               --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2006      1.104          1.209           51,430
                                                       2005      1.099          1.104           51,430
                                                       2004      1.038          1.099           48,252
                                                       2003      1.000          1.038               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2006      1.199          1.296          180,858
                                                       2005      1.121          1.199          179,537
                                                       2004      1.056          1.121          182,258
                                                       2003      1.000          1.056               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.002           42,591

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      0.978          0.995            8,154

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.046          153,095

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.973          0.978               --
                                                       2005      0.969          0.973            6,880
                                                       2004      0.983          0.969               --
                                                       2003      0.999          0.983               --
                                                       2002      1.000          0.999               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.120          1.167               --
                                                       2005      1.094          1.120           36,295
                                                       2004      1.052          1.094           36,298
                                                       2003      1.000          1.052               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.394          1.513               --
                                                       2005      1.253          1.394          101,304
                                                       2004      1.080          1.253          100,600
                                                       2003      1.000          1.080               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.007           30,642
                                                       2005      1.007          1.000           26,633
                                                       2004      1.002          1.007           14,168
                                                       2003      1.000          1.002               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.982          1.096               --
                                                       2005      0.994          0.982           42,199
                                                       2004      1.000          0.994           40,346

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.066          1.125               --
                                                       2005      1.054          1.066           11,781
                                                       2004      1.032          1.054           10,823
                                                       2003      1.000          1.032               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2006      1.094          1.251           37,638
                                                       2005      1.000          1.094           41,161

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.749          2.313           10,053
                                                       2005      1.302          1.749           11,771
                                                       2004      1.125          1.302           11,318
                                                       2003      1.000          1.125               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.240          1.477           87,938
                                                       2005      1.204          1.240           88,210
                                                       2004      1.063          1.204           97,012
                                                       2003      1.000          1.063               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2006      0.997          1.160               --
                                                       2005      1.000          0.997               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.327          1.672               --
                                                       2005      1.261          1.327            3,040
                                                       2004      1.093          1.261            2,893
                                                       2003      1.000          1.093               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2006      1.178          1.337          115,301
                                                       2005      1.139          1.178          114,419
                                                       2004      1.052          1.139          108,895
                                                       2003      1.000          1.052               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2006      1.041          1.137          324,902
                                                       2005      1.000          1.041          290,000

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.075          1.144               --
                                                       2005      1.068          1.075               --
                                                       2004      1.029          1.068               --
                                                       2003      1.000          1.029               --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2006      1.069          1.129          163,058
                                                       2005      1.077          1.069          159,923
                                                       2004      1.024          1.077          343,541
                                                       2003      1.000          1.024               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2006      1.082          1.208           38,295
                                                       2005      1.000          1.082            3,255

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2006      1.066          1.173               --
                                                       2005      1.000          1.066               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (7/05)..................................  2006      1.046          1.129           12,043
                                                       2005      1.003          1.046               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.419          1.697           10,907
                                                       2005      1.262          1.419            7,902
                                                       2004      1.092          1.262            7,607
                                                       2003      1.000          1.092               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.312          1.437          113,748
                                                       2005      1.249          1.312          116,017
                                                       2004      1.051          1.249          120,187
                                                       2003      1.000          1.051               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.148          1.152           59,842
                                                       2005      1.088          1.148           19,339
                                                       2004      1.000          1.088               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.545          2.058           10,744
                                                       2005      1.378          1.545           10,389
                                                       2004      1.043          1.378           21,650
                                                       2003      1.000          1.043               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.088          1.145           60,326
                                                       2005      1.066          1.088           57,697
                                                       2004      1.000          1.066           56,735

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.346          1.500           40,582
                                                       2005      1.242          1.346           40,351
                                                       2004      1.061          1.242           40,103
                                                       2003      1.000          1.061               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.137          1.203               --
                                                       2005      1.146          1.137            1,828
                                                       2004      1.038          1.146            1,662
                                                       2003      1.000          1.038               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.098          1.138           57,872
                                                       2005      1.098          1.098           57,385
                                                       2004      1.023          1.098           23,760
                                                       2003      1.000          1.023               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.178          1.323           30,760
                                                       2005      1.153          1.178           30,273
                                                       2004      1.061          1.153           28,516
                                                       2003      1.000          1.061               --





                         SEPARATE ACCOUNT CHARGES 2.50%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.116          1.155                --
                                                       2005      1.054          1.116                --
                                                       2004      1.000          1.054                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.114          1.206                --
                                                       2005      1.064          1.114                --
                                                       2004      1.000          1.064                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.081          1.235                --
                                                       2005      1.072          1.081                --
                                                       2004      1.000          1.072                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.108          1.175                --
                                                       2005      1.084          1.108                --
                                                       2004      1.000          1.084                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.241          1.470             1,212
                                                       2005      1.155          1.241            40,479
                                                       2004      1.000          1.155             6,678

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2006      1.063          1.222                --
                                                       2005      1.000          1.063                --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2006      1.057          1.158                16
                                                       2005      1.053          1.057                --
                                                       2004      1.000          1.053                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2006      1.125          1.215                --
                                                       2005      1.052          1.125                --
                                                       2004      1.000          1.052                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.002                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      1.003          1.019           196,708

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.045                --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.997          1.003                --
                                                       2005      0.993          0.997                --
                                                       2004      1.000          0.993                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.070          1.115                --
                                                       2005      1.046          1.070                --
                                                       2004      1.000          1.046                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.300          1.410                --
                                                       2005      1.168          1.300                --
                                                       2004      1.000          1.168                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.024          1.030                18
                                                       2005      1.032          1.024                --
                                                       2004      1.000          1.032                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.978          1.091                --
                                                       2005      0.991          0.978                --
                                                       2004      1.000          0.991                --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.037          1.094                --
                                                       2005      1.025          1.037                --
                                                       2004      1.000          1.025                --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2006      1.094          1.250                --
                                                       2005      1.000          1.094                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.737          2.296                --
                                                       2005      1.294          1.737                --
                                                       2004      1.000          1.294                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.157          1.378                --
                                                       2005      1.124          1.157                --
                                                       2004      1.000          1.124                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2006      0.997          1.160                --
                                                       2005      1.000          0.997                --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.237          1.558                --
                                                       2005      1.177          1.237                --
                                                       2004      1.000          1.177                --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2006      1.126          1.278                --
                                                       2005      1.090          1.126                --
                                                       2004      1.000          1.090                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2006      1.040          1.136         1,086,343
                                                       2005      1.000          1.040                --

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.088          1.156                --
                                                       2005      1.080          1.088                --
                                                       2004      1.000          1.080                --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2006      1.075          1.135                --
                                                       2005      1.084          1.075                --
                                                       2004      1.000          1.084                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2006      1.082          1.207                --
                                                       2005      1.000          1.082                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2006      1.066          1.172         5,330,729
                                                       2005      1.000          1.066                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (7/05)..................................  2006      1.045          1.128         1,678,324
                                                       2005      1.003          1.045                --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.314          1.571                --
                                                       2005      1.169          1.314                --
                                                       2004      1.000          1.169                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.200          1.314                --
                                                       2005      1.143          1.200                --
                                                       2004      1.000          1.143                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.128          1.131                --
                                                       2005      1.069          1.128                --
                                                       2004      1.000          1.069                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.465          1.950                --
                                                       2005      1.307          1.465                --
                                                       2004      1.000          1.307                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.030          1.083                --
                                                       2005      1.010          1.030                --
                                                       2004      1.000          1.010                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.250          1.391                --
                                                       2005      1.153          1.250                --
                                                       2004      1.000          1.153                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.098          1.161                --
                                                       2005      1.107          1.098                --
                                                       2004      1.000          1.107                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.097          1.137            23,836
                                                       2005      1.098          1.097                --
                                                       2004      1.000          1.098                --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.108          1.243                --
                                                       2005      1.085          1.108                --
                                                       2004      1.000          1.085                --





                         SEPARATE ACCOUNT CHARGES 2.55%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.115          1.153           10,572
                                                       2005      1.054          1.115            4,484
                                                       2004      1.000          1.054               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.113          1.204            5,118
                                                       2005      1.064          1.113            2,228
                                                       2004      1.000          1.064               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.080          1.233           36,328
                                                       2005      1.071          1.080           31,205
                                                       2004      1.000          1.071               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.107          1.173           19,904
                                                       2005      1.084          1.107           19,784
                                                       2004      1.000          1.084            9,872

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.240          1.468           43,616
                                                       2005      1.155          1.240           30,423
                                                       2004      1.000          1.155               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2006      1.062          1.221               --
                                                       2005      1.000          1.062               --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2006      1.056          1.156               --
                                                       2005      1.052          1.056               --
                                                       2004      1.000          1.052               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2006      1.124          1.214           25,482
                                                       2005      1.052          1.124           25,482
                                                       2004      1.000          1.052               --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.001               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      1.002          1.018           92,708

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.045           12,057

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.996          1.002               --
                                                       2005      0.993          0.996           39,858
                                                       2004      1.000          0.993               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.069          1.114               --
                                                       2005      1.046          1.069               --
                                                       2004      1.000          1.046               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.299          1.409               --
                                                       2005      1.168          1.299            3,935
                                                       2004      1.000          1.168               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.023          1.029           79,869
                                                       2005      1.032          1.023           33,873
                                                       2004      1.000          1.032               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.978          1.090               --
                                                       2005      0.991          0.978               --
                                                       2004      1.000          0.991               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.036          1.092               --
                                                       2005      1.025          1.036               --
                                                       2004      1.000          1.025               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2006      1.093          1.249               --
                                                       2005      1.000          1.093               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.736          2.293           12,089
                                                       2005      1.294          1.736            6,296
                                                       2004      1.000          1.294               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.156          1.377               --
                                                       2005      1.124          1.156               --
                                                       2004      1.000          1.124               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2006      0.997          1.159               --
                                                       2005      1.000          0.997               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.236          1.556               --
                                                       2005      1.176          1.236               --
                                                       2004      1.000          1.176               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2006      1.125          1.276               --
                                                       2005      1.089          1.125               --
                                                       2004      1.000          1.089               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2006      1.040          1.136           62,573
                                                       2005      1.000          1.040           63,320

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.087          1.155               --
                                                       2005      1.080          1.087               --
                                                       2004      1.000          1.080               --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2006      1.074          1.134           74,808
                                                       2005      1.084          1.074           55,765
                                                       2004      1.000          1.084               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2006      1.081          1.206               --
                                                       2005      1.000          1.081               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2006      1.066          1.171               --
                                                       2005      1.000          1.066               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (7/05)..................................  2006      1.045          1.127               --
                                                       2005      1.003          1.045               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.313          1.569           12,228
                                                       2005      1.169          1.313            6,002
                                                       2004      1.000          1.169               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.199          1.312           17,291
                                                       2005      1.142          1.199           17,291
                                                       2004      1.000          1.142               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.128          1.130           16,184
                                                       2005      1.069          1.128            6,799
                                                       2004      1.000          1.069               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.463          1.947           13,130
                                                       2005      1.307          1.463            6,985
                                                       2004      1.000          1.307               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.029          1.082           37,539
                                                       2005      1.009          1.029           27,863
                                                       2004      1.000          1.009               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.249          1.389           18,175
                                                       2005      1.153          1.249            8,131
                                                       2004      1.000          1.153               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.097          1.160               --
                                                       2005      1.107          1.097               --
                                                       2004      1.000          1.107               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.096          1.135           29,010
                                                       2005      1.097          1.096           23,096
                                                       2004      1.000          1.097               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.107          1.242           40,659
                                                       2005      1.085          1.107           18,026
                                                       2004      1.000          1.085               --





                         SEPARATE ACCOUNT CHARGES 2.65%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.129          1.166            11,660
                                                       2005      1.068          1.129            16,532
                                                       2004      1.031          1.068            15,243
                                                       2003      1.000          1.031                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.205          1.302                --
                                                       2005      1.153          1.205                --
                                                       2004      1.042          1.153                --
                                                       2003      1.000          1.042                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.124          1.282            60,652
                                                       2005      1.116          1.124            77,251
                                                       2004      1.032          1.116            74,934
                                                       2003      1.000          1.032                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.318          1.395            32,417
                                                       2005      1.292          1.318            39,590
                                                       2004      1.190          1.292            36,614
                                                       2003      1.000          1.190                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.453          1.718            34,073
                                                       2005      1.354          1.453            41,581
                                                       2004      1.173          1.354            39,024
                                                       2003      1.000          1.173                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2006      1.062          1.219                --
                                                       2005      1.000          1.062                --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2006      1.099          1.202            10,987
                                                       2005      1.096          1.099                --
                                                       2004      1.037          1.096                --
                                                       2003      1.000          1.037                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2006      1.194          1.288            38,118
                                                       2005      1.118          1.194            39,508
                                                       2004      1.056          1.118            34,041
                                                       2003      1.000          1.056                --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.001            29,146

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      0.983          0.998            38,077

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.044            16,432

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.978          0.983                --
                                                       2005      0.976          0.978            40,712
                                                       2004      0.992          0.976            35,314
                                                       2003      1.000          0.992                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.115          1.161                --
                                                       2005      1.092          1.115            26,841
                                                       2004      1.052          1.092            22,202
                                                       2003      1.000          1.052                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.388          1.506                --
                                                       2005      1.250          1.388            15,536
                                                       2004      1.080          1.250            16,085
                                                       2003      1.000          1.080                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      0.996          1.001            80,755
                                                       2005      1.005          0.996            38,119
                                                       2004      1.001          1.005            35,567
                                                       2003      1.000          1.001                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.978          1.089                --
                                                       2005      0.993          0.978            16,012
                                                       2004      1.000          0.993            13,393

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.062          1.118                --
                                                       2005      1.051          1.062                --
                                                       2004      1.032          1.051                --
                                                       2003      1.000          1.032                --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2006      1.092          1.246                --
                                                       2005      1.000          1.092             4,905

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.742          2.298            25,035
                                                       2005      1.299          1.742            37,507
                                                       2004      1.124          1.299            39,586
                                                       2003      1.000          1.124                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.234          1.468                --
                                                       2005      1.201          1.234                --
                                                       2004      1.063          1.201                --
                                                       2003      1.000          1.063                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2006      0.996          1.157                --
                                                       2005      1.000          0.996                --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.322          1.662                --
                                                       2005      1.259          1.322             2,281
                                                       2004      1.093          1.259             2,281
                                                       2003      1.000          1.093                --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2006      1.173          1.329            66,424
                                                       2005      1.137          1.173            79,024
                                                       2004      1.052          1.137            74,378
                                                       2003      1.000          1.052                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2006      1.039          1.134            28,603
                                                       2005      1.000          1.039                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.071          1.137                --
                                                       2005      1.066          1.071                --
                                                       2004      1.029          1.066                --
                                                       2003      1.000          1.029                --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2006      1.064          1.122           115,966
                                                       2005      1.075          1.064           113,735
                                                       2004      1.024          1.075             9,601
                                                       2003      1.000          1.024                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2006      1.081          1.204                --
                                                       2005      1.000          1.081             4,988

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2006      1.065          1.169         2,963,327
                                                       2005      1.000          1.065                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (7/05)..................................  2006      1.045          1.125           858,943
                                                       2005      1.003          1.045                --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.413          1.687                --
                                                       2005      1.259          1.413                --
                                                       2004      1.092          1.259                --
                                                       2003      1.000          1.092                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.306          1.428             2,143
                                                       2005      1.246          1.306             1,781
                                                       2004      1.051          1.246             1,965
                                                       2003      1.000          1.051                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.144          1.145            34,272
                                                       2005      1.086          1.144            15,476
                                                       2004      1.000          1.086            13,088

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.539          2.045                --
                                                       2005      1.375          1.539             8,481
                                                       2004      1.043          1.375             8,481
                                                       2003      1.000          1.043                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.084          1.139                --
                                                       2005      1.064          1.084                --
                                                       2004      1.000          1.064                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.341          1.490                --
                                                       2005      1.239          1.341             4,518
                                                       2004      1.061          1.239             4,518
                                                       2003      1.000          1.061                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.132          1.197                --
                                                       2005      1.144          1.132                --
                                                       2004      1.038          1.144                --
                                                       2003      1.000          1.038                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.093          1.131           116,347
                                                       2005      1.095          1.093            82,149
                                                       2004      1.023          1.095            73,931
                                                       2003      1.000          1.023                --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.173          1.314            44,121
                                                       2005      1.151          1.173            52,572
                                                       2004      1.061          1.151            47,115
                                                       2003      1.000          1.061                --





                         SEPARATE ACCOUNT CHARGES 2.70%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.113          1.149               --
                                                       2005      1.053          1.113               --
                                                       2004      1.000          1.053               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.110          1.199               --
                                                       2005      1.063          1.110               --
                                                       2004      1.000          1.063               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.078          1.229               --
                                                       2005      1.070          1.078               --
                                                       2004      1.000          1.070               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.105          1.169               --
                                                       2005      1.083          1.105               --
                                                       2004      1.000          1.083               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.237          1.463            8,544
                                                       2005      1.154          1.237            4,762
                                                       2004      1.000          1.154               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2006      1.061          1.218               --
                                                       2005      1.000          1.061               --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2006      1.054          1.152               --
                                                       2005      1.052          1.054               --
                                                       2004      1.000          1.052               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2006      1.122          1.209               --
                                                       2005      1.051          1.122               --
                                                       2004      1.000          1.051               --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.000               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      0.999          1.014               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.044               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.994          0.999               --
                                                       2005      0.992          0.994               --
                                                       2004      1.000          0.992               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.067          1.111               --
                                                       2005      1.045          1.067               --
                                                       2004      1.000          1.045               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.296          1.405               --
                                                       2005      1.167          1.296               --
                                                       2004      1.000          1.167               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.021          1.025               --
                                                       2005      1.031          1.021               --
                                                       2004      1.000          1.031               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.975          1.086               --
                                                       2005      0.990          0.975               --
                                                       2004      1.000          0.990               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.034          1.088               --
                                                       2005      1.024          1.034               --
                                                       2004      1.000          1.024               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2006      1.092          1.245               --
                                                       2005      1.000          1.092               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.732          2.285               --
                                                       2005      1.293          1.732               --
                                                       2004      1.000          1.293               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.153          1.371               --
                                                       2005      1.123          1.153               --
                                                       2004      1.000          1.123               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2006      0.996          1.156               --
                                                       2005      1.000          0.996               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.234          1.551               --
                                                       2005      1.175          1.234               --
                                                       2004      1.000          1.175               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2006      1.122          1.271               --
                                                       2005      1.088          1.122               --
                                                       2004      1.000          1.088               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2006      1.039          1.133               --
                                                       2005      1.000          1.039               --

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.084          1.151               --
                                                       2005      1.079          1.084               --
                                                       2004      1.000          1.079               --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2006      1.072          1.130               --
                                                       2005      1.083          1.072               --
                                                       2004      1.000          1.083               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2006      1.080          1.203               --
                                                       2005      1.000          1.080               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2006      1.065          1.168          865,076
                                                       2005      1.000          1.065               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (7/05)..................................  2006      1.044          1.124           10,154
                                                       2005      1.003          1.044               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.310          1.563               --
                                                       2005      1.168          1.310               --
                                                       2004      1.000          1.168               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.196          1.307               --
                                                       2005      1.142          1.196               --
                                                       2004      1.000          1.142               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.125          1.126               --
                                                       2005      1.068          1.125               --
                                                       2004      1.000          1.068               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.460          1.940               --
                                                       2005      1.306          1.460               --
                                                       2004      1.000          1.306               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.027          1.078               --
                                                       2005      1.009          1.027               --
                                                       2004      1.000          1.009               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.246          1.384               --
                                                       2005      1.152          1.246               --
                                                       2004      1.000          1.152               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.094          1.157               --
                                                       2005      1.106          1.094               --
                                                       2004      1.000          1.106               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.094          1.131               --
                                                       2005      1.096          1.094               --
                                                       2004      1.000          1.096               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.105          1.237               --
                                                       2005      1.084          1.105               --
                                                       2004      1.000          1.084               --





                         SEPARATE ACCOUNT CHARGES 2.75%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.112          1.147               --
                                                       2005      1.052          1.112               --
                                                       2004      1.000          1.052               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.109          1.198               --
                                                       2005      1.063          1.109               --
                                                       2004      1.000          1.063               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.077          1.227               --
                                                       2005      1.070          1.077               --
                                                       2004      1.000          1.070               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.104          1.167               --
                                                       2005      1.083          1.104               --
                                                       2004      1.000          1.083               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.236          1.461            9,241
                                                       2005      1.154          1.236            9,241
                                                       2004      1.000          1.154               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2006      1.061          1.217               --
                                                       2005      1.000          1.061               --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2006      1.053          1.150               --
                                                       2005      1.051          1.053               --
                                                       2004      1.000          1.051               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2006      1.121          1.208               --
                                                       2005      1.050          1.121               --
                                                       2004      1.000          1.050               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.000               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      0.998          1.013           12,844

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.044               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.993          0.998               --
                                                       2005      0.992          0.993           12,874
                                                       2004      1.000          0.992               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.066          1.110               --
                                                       2005      1.045          1.066               --
                                                       2004      1.000          1.045               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.295          1.404               --
                                                       2005      1.166          1.295               --
                                                       2004      1.000          1.166               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.020          1.024               --
                                                       2005      1.030          1.020               --
                                                       2004      1.000          1.030               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.975          1.084               --
                                                       2005      0.990          0.975               --
                                                       2004      1.000          0.990               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.033          1.087               --
                                                       2005      1.024          1.033               --
                                                       2004      1.000          1.024               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2006      1.092          1.244               --
                                                       2005      1.000          1.092               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.731          2.282               --
                                                       2005      1.293          1.731               --
                                                       2004      1.000          1.293               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.153          1.370               --
                                                       2005      1.123          1.153               --
                                                       2004      1.000          1.123               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2006      0.996          1.156               --
                                                       2005      1.000          0.996               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.233          1.549               --
                                                       2005      1.175          1.233               --
                                                       2004      1.000          1.175               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2006      1.121          1.270               --
                                                       2005      1.088          1.121               --
                                                       2004      1.000          1.088               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2006      1.039          1.132               --
                                                       2005      1.000          1.039               --

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.083          1.149               --
                                                       2005      1.079          1.083               --
                                                       2004      1.000          1.079               --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2006      1.071          1.128               --
                                                       2005      1.083          1.071               --
                                                       2004      1.000          1.083               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2006      1.080          1.203               --
                                                       2005      1.000          1.080               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2006      1.065          1.167               --
                                                       2005      1.000          1.065               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (7/05)..................................  2006      1.044          1.124               --
                                                       2005      1.003          1.044               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.309          1.561               --
                                                       2005      1.168          1.309               --
                                                       2004      1.000          1.168               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.195          1.306               --
                                                       2005      1.141          1.195               --
                                                       2004      1.000          1.141               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.124          1.124               --
                                                       2005      1.068          1.124               --
                                                       2004      1.000          1.068               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.459          1.937               --
                                                       2005      1.305          1.459               --
                                                       2004      1.000          1.305               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.026          1.077               --
                                                       2005      1.008          1.026               --
                                                       2004      1.000          1.008               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.245          1.382               --
                                                       2005      1.151          1.245               --
                                                       2004      1.000          1.151               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.093          1.156               --
                                                       2005      1.106          1.093               --
                                                       2004      1.000          1.106               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.093          1.130               --
                                                       2005      1.096          1.093               --
                                                       2004      1.000          1.096               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.104          1.236               --
                                                       2005      1.084          1.104               --
                                                       2004      1.000          1.084               --





                         SEPARATE ACCOUNT CHARGES 2.85%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.000          0.986               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.000          1.036               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.000          1.107               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.000          0.994               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.000          1.134               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2006      1.000          1.102               --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2006      1.000          1.068               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.024               --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          0.999               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      1.004          1.018               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.043               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      1.000          1.004               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.005               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.033               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.005               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      1.000          1.084               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.030               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2006      1.000          1.100               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.181               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.151               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2006      1.000          1.107               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.000          1.190               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2006      1.000          1.100               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2006      1.000          1.074               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.054               --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.044               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2006      1.000          1.070               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2006      1.000          1.060               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (7/05)..................................  2006      1.000          1.049          765,700

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.000          1.122               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.064               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.000          0.983               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.000          1.245               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.000          1.004               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.035               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          0.986               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.028               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.000          1.081               --





                         SEPARATE ACCOUNT CHARGES 2.90%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.000          0.985             --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.000          1.036             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.000          1.107             --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)........................  2006      1.000          0.994             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00)...................................  2006      1.000          1.133             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2006      1.000          1.102             --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2006      1.000          1.067             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.024             --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          0.999             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      1.004          1.017             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.043             --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      1.000          1.004             --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.005             --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.033             --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.005             --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      1.000          1.084             --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.030             --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2006      1.000          1.100             --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.180             --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.150             --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2006      1.000          1.106             --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.000          1.190             --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2006      1.000          1.099             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2006      1.000          1.073             --

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.054             --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.043             --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2006      1.000          1.070             --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2006      1.000          1.060             --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (7/05)..................................  2006      1.000          1.049             --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.000          1.121             --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.064             --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.000          0.982             --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.000          1.245             --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2006      1.000          1.003             --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.035             --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          0.986             --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.028             --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.000          1.080             --





* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.


Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.


If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.


Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

ANNUAL REPORT
December 31, 2006

                       MetLife of CT Separate Account Nine
                             for Variable Annuities
                                       of
                    MetLife Insurance Company of Connecticut

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
MetLife of CT Separate Account Nine for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statement of assets and liabilities of the Subaccounts (as disclosed in Appendix A) comprising MetLife of CT Separate Account Nine for Variable Annuities (formerly, The Travelers Separate Account Nine for Variable Annuities) (the "Separate Account") of MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) ("MICC") as of December 31, 2006, the related statement of operations for the period in the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in footnote 5 for the periods in the three years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts comprising the Separate Account of MICC as of December 31, 2006, the results of their operations for the period in the year then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants

Tampa, Florida
March 19, 2007

                                   APPENDIX A

AIM V.I. Capital Appreciation Subaccount (Series II)
AIM V.I. Core Equity Subaccount (Series I)
AIM V.I. Mid Cap Core Equity Subaccount (Series II)
AIM V.I. Premier Equity Subaccount (Series I)
AllianceBernstein Growth and Income Subaccount (Class B) AllianceBernstein Large-Cap Growth Subaccount (Class B)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Capital Appreciation Fund
Credit Suisse Trust Emerging Markets Subaccount
Delaware VIP REIT Subaccount (Standard Class)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
FAMVS Mercury Global Allocation V.I. Subaccount (Class III)
FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
FTVIPT Franklin Income Securities Subaccount (Class 2)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Mutual Shares Securities Subaccount (Class 2)
FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
FTVIPT Templeton Growth Securities Subaccount (Class 2)
High Yield Bond Trust
Janus Aspen Balanced Subaccount (Service Shares)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
Lazard Retirement Small Cap Subaccount
LMPIS Dividend Strategy Subaccount
LMPIS Premier Selections All Cap Growth Subaccount
LMPVPI All Cap Subaccount (Class I)
LMPVPI All Cap Subaccount (Class II)
LMPVPI Investors Subaccount (Class I)
LMPVPI Large Cap Growth Subaccount (Class I)
LMPVPI Small Cap Growth Subaccount (Class I)
LMPVPI Total Return Subaccount (Class II)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class II)
LMPVPII Appreciation Subaccount
LMPVPII Diversified Strategic Income Subaccount
LMPVPII Equity Index Subaccount (Class II)
LMPVPII Fundamental Value Subaccount
LMPVPII Growth and Income Subaccount (Class I)
LMPVPIII Adjustable Rate Income Subaccount
LMPVPIII Aggressive Growth Subaccount
LMPVPIII High Income Subaccount
LMPVPIII International All Cap Growth Subaccount
LMPVPIII Large Cap Growth Subaccount
LMPVPIII Large Cap Value Subaccount
LMPVPIII Mid Cap Core Subaccount
LMPVPIII Money Market Subaccount
LMPVPIII Social Awareness Stock Subaccount
LMPVPIV Multiple Discipline Subaccount-All Cap Growth and Value
LMPVPIV Multiple Discipline Subaccount-Balanced All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Global All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Large Cap Growth and Value
LMPVPV Small Cap Growth Opportunties Subaccount
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
Managed Assets Trust
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Capital Appreciation Subaccount (Class A)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS(R) Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
Money Market Portfolio
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Bond Income Subaccount (Class E)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
MSF MFS(R) Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management High Yield Bond Subaccount (Class A)
MSF Western Asset Management U.S. Government Subaccount (Class A) Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) Oppenheimer Global Securities Subaccount/VA (Service Shares)
Oppenheimer Main Street/VA Subaccount ( Service Shares)
PIMCO VIT Real Return Subaccount (Administrative Class)
PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer America Income VCT Subaccount (Class II)
Pioneer AmPac Growth VCT Subaccount (Class II)
Pioneer Balanced VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Equity Opportunity VCT Subaccount (Class II)
Pioneer Europe VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer Growth Shares VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Small Company VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Pioneer Value VCT Subaccount (Class II)
Putnam VT Discovery Growth Subaccount (Class IB)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)

Travelers AIM Capital Appreciation Subaccount
Travelers Convertible Securities Subaccount
Travelers Disciplined Mid Cap Stock Subaccount
Travelers Equity Income Subaccount
Travelers Federated High Yield Subaccount
Travelers Federated Stock Subaccount
Travelers Large Cap Subaccount
Travelers Managed Allocation Series: Aggressive Subaccount
Travelers Managed Allocation Series: Conservative Subaccount
Travelers Managed Allocation Series: Moderate Subaccount
Travelers Managed Allocation Series: Moderate-Aggressive Subaccount Travelers Managed Allocation Series: Moderate-Conservative Subaccount Travelers Managed Income Subaccount
Travelers Mercury Large Cap Core Subaccount
Travelers MFS(R) Mid Cap Growth Subaccount
Travelers MFS(R) Total Return Subaccount
Travelers MFS(R) Value Subaccount
Travelers Mondrian International Stock Subaccount
Travelers Pioneer Fund Subaccount
Travelers Pioneer Mid Cap Value Subaccount
Travelers Pioneer Strategic Income Subaccount
Travelers Quality Bond Subaccount
Travelers Strategic Equity Subaccount
Travelers Style Focus Series: Small Cap Growth Subaccount
Travelers Style Focus Series: Small Cap Value Subaccount
Travelers U.S. Government Securities Subaccount
Travelers Van Kampen Enterprise Subaccount
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class I)
VIP Contrafund(R) Subaccount (Service Class 2)
VIP Contrafund(R) Subaccount (Service Class)
VIP Dynamic Capital Appreciation Subaccount (Service Class 2)
VIP Mid Cap Subaccount (Service Class 2)

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2006

                                         AIM V.I. Capital          AIM V.I.          AIM V.I. Mid Cap       American Funds
                                           Appreciation          Core Equity           Core Equity          Global Growth
                                            Subaccount            Subaccount            Subaccount            Subaccount
                                            (Series II)           (Series I)            (Series II)            (Class 2)
                                          --------------        --------------        --------------        --------------
Assets:
  Investments at market value ....        $    1,099,921        $      117,942        $      364,287        $   31,333,879
                                          --------------        --------------        --------------        --------------
      Total Assets ...............             1,099,921               117,942               364,287            31,333,879
                                          --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges ............                   119                     8                    40                 3,183
    Administrative fees ..........                     9                     1                     3                   258
  Due to MetLife Insurance Company
    of Connecticut ...............                    --                    --                    --                   200
                                          --------------        --------------        --------------        --------------
      Total Liabilities ..........                   128                     9                    43                 3,641
                                          --------------        --------------        --------------        --------------

Net Assets:                               $    1,099,793        $      117,933        $      364,244        $   31,330,238
                                          ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                  American Funds        Credit Suisse            Dreyfus VIF
                                           American Funds          Growth-Income        Trust Emerging           Appreciation
                                          Growth Subaccount         Subaccount              Markets               Subaccount
                                              (Class 2)              (Class 2)            Subaccount           (Initial Shares)
                                          ---------------        ---------------        ---------------        ---------------
Assets:
  Investments at market value ....        $    83,569,332        $    85,932,737        $        14,925        $       481,616
                                          ---------------        ---------------        ---------------        ---------------
    Total Assets .................             83,569,332             85,932,737                 14,925                481,616
                                          ---------------        ---------------        ---------------        ---------------
Liabilities:
  Payables:
    Insurance charges ............                  8,503                  8,719                      2                     51
    Administrative fees ..........                    687                    707                     --                      4
  Due to MetLife Insurance Company
    of Connecticut ...............                    400                    400                     --                     --
                                          ---------------        ---------------        ---------------        ---------------
      Total Liabilities ..........                  9,590                  9,826                      2                     55
                                          ---------------        ---------------        ---------------        ---------------
Net Assets:                               $    83,559,742        $    85,922,911        $        14,923        $       481,561
                                          ===============        ===============        ===============        ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                            FTVIPT Franklin         FTVIPT Franklin        FTVIPT Templeton
    Dreyfus VIF        FTVIPT Franklin      Rising Dividends         Small-Mid Cap        Developing Markets    FTVIPT Templeton
 Developing Leaders   Income Securities        Securities          Growth Securities          Securities       Foreign Securities
     Subaccount           Subaccount           Subaccount              Subaccount             Subaccount           Subaccount
  (Initial Shares)         (Class 2)            (Class 2)               (Class 2)              (Class 2)            (Class 2)
  ---------------       ---------------      ---------------        ---------------        ---------------       ---------------

  $       488,694       $    10,975,120      $     3,795,207        $     6,745,453        $    16,601,162       $    27,235,492
  ---------------       ---------------      ---------------        ---------------        ---------------       ---------------
          488,694            10,975,120            3,795,207              6,745,453             16,601,162            27,235,492
  ---------------       ---------------      ---------------        ---------------        ---------------       ---------------


               52                 1,152                  423                    654                  1,699                 2,784
                4                    90                   31                     55                    137                   224

               --                    --                  244                     --                     --                    --
  ---------------       ---------------      ---------------        ---------------        ---------------       ---------------
               56                 1,242                  698                    709                  1,836                 3,008
  ---------------       ---------------      ---------------        ---------------        ---------------       ---------------
  $       488,638       $    10,973,878      $     3,794,509        $     6,744,744        $    16,599,326       $    27,232,484
  ===============       ===============      ===============        ===============        ===============       ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                           Janus Aspen            Janus Aspen            Janus Aspen             Janus Aspen
                                       Global Life Sciences     Global Technology       Mid Cap Growth         Worldwide Growth
                                            Subaccount             Subaccount             Subaccount              Subaccount
                                         (Service Shares)       (Service Shares)       (Service Shares)        (Service Shares)
                                          ---------------        ---------------        ---------------        ---------------
Assets:
  Investments at market value ....        $        10,355        $       138,557        $     1,139,696        $        87,062
                                          ---------------        ---------------        ---------------        ---------------
      Total Assets ...............                 10,355                138,557              1,139,696                 87,062
                                          ---------------        ---------------        ---------------        ---------------
Liabilities:
  Payables:
    Insurance charges ............                      1                     15                    103                      8
    Administrative fees ..........                     --                      1                      9                      1
  Due to MetLife Insurance Company
    of Connecticut ...............                     --                     --                     --                     --
                                          ---------------        ---------------        ---------------        ---------------
      Total Liabilities ..........                      1                     16                    112                      9
                                          ---------------        ---------------        ---------------        ---------------
Net Assets:                               $        10,354        $       138,541        $     1,139,584        $        87,053
                                          ===============        ===============        ===============        ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                              LMPIS                 LMPVPV
        LMPIS          Premier Selections      Small Cap Growth        LMPVPI All Cap       LMPVPI All Cap        LMPVPI Investors
 Dividend Strategy       All Cap Growth          Opportunties            Subaccount           Subaccount             Subaccount
     Subaccount            Subaccount             Subaccount              (Class I)           (Class II)              (Class I)
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------

  $     2,581,654        $       431,512        $     4,018,140        $    12,861,040       $       193,880       $     6,854,844
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
        2,581,654                431,512              4,018,140             12,861,040               193,880             6,854,844
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------


              254                     43                    379                  1,254                    23                   684
               21                      3                     33                    106                     1                    56

               --                     --                     --                     --                   122                    --
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
              275                     46                    412                  1,360                   146                   740
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
  $     2,581,379        $       431,466        $     4,017,728        $    12,859,680       $       193,734       $     6,854,104
  ===============        ===============        ===============        ===============       ===============       ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                              LMPVPI                 LMPVPI                  LMPVPI                 LMPVPII
                                         Large Cap Growth       Small Cap Growth          Total Return        Aggressive Growth
                                            Subaccount             Subaccount              Subaccount             Subaccount
                                             (Class I)              (Class I)              (Class II)              (Class I)
                                          ---------------        ---------------        ---------------        ---------------
Assets:
  Investments at market value ....        $       373,959        $     3,817,413        $       611,398        $       832,203
                                          ---------------        ---------------        ---------------        ---------------
      Total Assets ...............                373,959              3,817,413                611,398                832,203
                                          ---------------        ---------------        ---------------        ---------------
Liabilities:
  Payables:
    Insurance charges ............                     41                    381                     68                     93
    Administrative fees ..........                      3                     31                      5                      7
  Due to MetLife Insurance Company
    of Connecticut ...............                     --                     --                     --                     --
                                          ---------------        ---------------        ---------------        ---------------
      Total Liabilities ..........                     44                    412                     73                    100
                                          ---------------        ---------------        ---------------        ---------------
Net Assets:                               $       373,915        $     3,817,001        $       611,325        $       832,103
                                          ===============        ===============        ===============        ===============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT NINE
                           FOR VARIABLE ANNUITIES

             STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                              December 31, 2006

       LMPVPII                                      LMPVPII                 LMPVPII                                     LMPVPII
 Aggressive Growth           LMPVPII              Diversified            Equity Index            LMPVPII          Growth and Income
     Subaccount           Appreciation         Strategic Income           Subaccount       Fundamental Value          Subaccount
     (Class II)            Subaccount             Subaccount              (Class II)           Subaccount              (Class I)
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------

  $     1,945,839        $    22,933,825        $    12,606,131        $    12,298,954       $    40,119,121       $       137,137
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
        1,945,839             22,933,825             12,606,131             12,298,954            40,119,121               137,137
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------


              215                  2,218                  1,186                  1,241                 3,952                    14
               16                    189                    104                    101                   329                     1

               --                     --                     --                     --                    --                    --
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
              231                  2,407                  1,290                  1,342                 4,281                    15
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
  $     1,945,608        $    22,931,418        $    12,604,841        $    12,297,612       $    40,114,840       $       137,122
  ===============        ===============        ===============        ===============       ===============       ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                               LMPVPIII                                                            LMPVPIII
                                              Adjustable            LMPVPIII                LMPVPIII             International
                                             Rate Income        Aggressive Growth         High Income           All Cap Growth
                                              Subaccount           Subaccount              Subaccount             Subaccount
                                          ---------------        ---------------        ---------------        ---------------
Assets:
  Investments at market value ....        $     5,712,079        $    53,337,714        $    22,171,631        $       243,540
                                          ---------------        ---------------        ---------------        ---------------
      Total Assets ...............              5,712,079             53,337,714             22,171,631                243,540
                                          ---------------        ---------------        ---------------        ---------------
Liabilities:
  Payables:
    Insurance charges ............                    584                  5,161                  2,182                     19
    Administrative fees ..........                     47                    438                    182                      2
  Due to MetLife Insurance Company
    of Connecticut ...............                    200                     --                     --                     --
                                          ---------------        ---------------        ---------------        ---------------
      Total Liabilities ..........                    831                  5,599                  2,364                     21
                                          ---------------        ---------------        ---------------        ---------------
Net Assets:                               $     5,711,248        $    53,332,115        $    22,169,267        $       243,519
                                          ===============        ===============        ===============        ===============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT NINE
                           FOR VARIABLE ANNUITIES

             STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                              December 31, 2006

                                                                                                                 LMPVPIV Multiple
     LMPVPIII                LMPVPIII               LMPVPIII               LMPVPIII         LMPVPIII Social   Discipline Subaccount-
 Large Cap Growth        Large Cap Value          Mid Cap Core           Money Market       Awareness Stock       All Cap Growth
    Subaccount              Subaccount             Subaccount             Subaccount           Subaccount            and Value
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------

  $    12,994,585        $       922,979        $    10,784,916        $    11,356,009       $        76,802       $    77,574,292
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
       12,994,585                922,979             10,784,916             11,356,009                76,802            77,574,292
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------


            1,266                     67                  1,042                  1,043                     9                 7,870
              107                      8                     88                     93                    --                   638

               --                     --                     --                     --                    --                    --
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
            1,373                     75                  1,130                  1,136                     9                 8,508
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
  $    12,993,212        $       922,904        $    10,783,786        $    11,354,873       $        76,793       $    77,565,784
  ===============        ===============        ===============        ===============       ===============       ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                             LMPVPIV                 LMPVPIV                LMPVPIV
                                       Multiple Discipline    Multiple Discipline    Multiple Discipline      Lord Abbett
                                            Subaccount-            Subaccount-            Subaccount-      Growth and Income
                                         Balanced All Cap        Global All Cap           Large Cap            Subaccount
                                         Growth and Value       Growth and Value       Growth and Value        (Class VC)
                                          ---------------        ---------------        ---------------        ---------------
Assets:
  Investments at market value ....        $    72,735,945        $    28,539,101        $    11,163,309        $     7,911,628
                                          ---------------        ---------------        ---------------        ---------------
      Total Assets ...............             72,735,945             28,539,101             11,163,309              7,911,628
                                          ---------------        ---------------        ---------------        ---------------
Liabilities:
  Payables:
    Insurance charges ............                  7,408                  2,899                  1,138                    848
    Administrative fees ..........                    598                    234                     92                     65
  Due to MetLife Insurance Company
    of Connecticut ...............                     --                     --                     --                     --
                                          ---------------        ---------------        ---------------        ---------------
      Total Liabilities ..........                  8,006                  3,133                  1,230                    913
                                          ---------------        ---------------        ---------------        ---------------
Net Assets:                               $    72,727,939        $    28,535,968        $    11,162,079        $     7,910,715
                                          ===============        ===============        ===============        ===============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT NINE
                           FOR VARIABLE ANNUITIES

             STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                              December 31, 2006

    Lord Abbett        MIST Batterymarch        MIST BlackRock         MIST BlackRock        MIST Dreman            MIST Harris
   Mid-Cap Value         Mid-Cap Stock            High Yield           Large-Cap Core      Small-Cap Value     Oakmark International
     Subaccount            Subaccount             Subaccount             Subaccount           Subaccount             Subaccount
     (Class VC)             (Class A)              (Class A)              (Class A)            (Class A)              (Class A)
  ---------------        ---------------        ---------------        ---------------      ---------------       ---------------

  $    13,010,318        $       719,257        $     1,141,995        $     1,966,546      $       507,260       $     7,514,789
  ---------------        ---------------        ---------------        ---------------      ---------------       ---------------
       13,010,318                719,257              1,141,995              1,966,546              507,260             7,514,789
  ---------------        ---------------        ---------------        ---------------      ---------------       ---------------


            1,351                     75                    123                    183                   49                   783
              107                      6                      9                     16                    4                    62

               --                     --                     --                     --                   --                    --
  ---------------        ---------------        ---------------        ---------------      ---------------       ---------------
            1,458                     81                    132                    199                   53                   845
  ---------------        ---------------        ---------------        ---------------      ---------------       ---------------
  $    13,008,860        $       719,176        $     1,141,863        $     1,966,347      $       507,207       $     7,513,944
  ===============        ===============        ===============        ===============      ===============       ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                 MIST                  MIST                   MIST                 MIST
                                            Janus Capital       Legg Mason Partners       Lord Abbett          Lord Abbett
                                             Appreciation         Managed Assets         Bond Debenture     Growth and Income
                                              Subaccount            Subaccount             Subaccount           Subaccount
                                               (Class A)             (Class A)              (Class A)            (Class B)
                                          ---------------        ---------------        ---------------        ---------------
Assets:
  Investments at market value ....        $       901,668        $       260,181        $     2,375,938        $    23,278,295
                                          ---------------        ---------------        ---------------        ---------------
      Total Assets ...............                901,668                260,181              2,375,938             23,278,295
                                          ---------------        ---------------        ---------------        ---------------
Liabilities:
  Payables:
    Insurance charges ............                     97                     26                    260                  2,350
    Administrative fees ..........                      7                      2                     20                    191
  Due to MetLife Insurance Company
    of Connecticut ...............                     --                     --                     --                    600
                                          ---------------        ---------------        ---------------        ---------------
      Total Liabilities ..........                    104                     28                    280                  3,141
                                          ---------------        ---------------        ---------------        ---------------
Net Assets:                               $       901,564        $       260,153        $     2,375,658        $    23,275,154
                                          ===============        ===============        ===============        ===============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT NINE
                           FOR VARIABLE ANNUITIES

             STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                              December 31, 2006

                              MIST                                                                 MIST                   MIST
 MIST Lord Abbett       Met/AIM Capital          MIST Met/AIM                              Neuberger Berman          Oppenheimer
  Mid-Cap Value           Appreciation         Small Cap Growth      MIST MFS(R) Value       Real Estate        Capital Appreciation
    Subaccount             Subaccount             Subaccount            Subaccount            Subaccount             Subaccount
     (Class B)              (Class A)              (Class A)             (Class A)             (Class A)              (Class B)
  ---------------        ---------------        ---------------        ---------------       ---------------      ---------------

  $       419,453        $     2,336,230        $        85,297        $     5,327,802       $     4,702,447       $     1,612,514
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
          419,453              2,336,230                 85,297              5,327,802             4,702,447             1,612,514
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------


               38                    244                      9                    538                   508                   172
                3                     19                      1                     44                    39                    13

               --                     --                     --                     --                    --                    --
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
               41                    263                     10                    582                   547                   185
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
  $       419,412        $     2,335,967        $        85,287        $     5,327,220       $     4,701,900       $     1,612,329
  ===============        ===============        ===============        ===============       ===============       ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                MIST              MIST Pioneer           MIST Pioneer        MIST Third Avenue
                                            Pioneer Fund         Mid-Cap Value         Strategic Income       Small Cap Value
                                             Subaccount            Subaccount             Subaccount             Subaccount
                                              (Class A)             (Class A)              (Class A)              (Class B)
                                          ---------------        ---------------        ---------------        ---------------
Assets:
  Investments at market value ....        $     2,571,022        $        63,029        $    11,744,495        $    11,720,755
                                          ---------------        ---------------        ---------------        ---------------
      Total Assets ...............              2,571,022                 63,029             11,744,495             11,720,755
                                          ---------------        ---------------        ---------------        ---------------
Liabilities:
  Payables:
    Insurance charges ............                    258                      7                  1,235                  1,182
    Administrative fees ..........                     21                     --                     97                     96
  Due to MetLife Insurance Company
    of Connecticut ...............                     --                     --                     --                     --
                                          ---------------        ---------------        ---------------        ---------------
      Total Liabilities ..........                    279                      7                  1,332                  1,278
                                          ---------------        ---------------        ---------------        ---------------
Net Assets:                               $     2,570,743        $        63,022        $    11,743,163        $    11,719,477
                                          ===============        ===============        ===============        ===============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT NINE
                           FOR VARIABLE ANNUITIES

             STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                              December 31, 2006

  MSF BlackRock         MSF BlackRock            MSF BlackRock          MSF BlackRock         MSF Capital
Aggressive Growth        Bond Income              Bond Income            Money Market     Guardian U.S. Equity     MSF FI Large Cap
    Subaccount            Subaccount               Subaccount             Subaccount           Subaccount             Subaccount
     (Class D)             (Class A)                (Class E)              (Class A)            (Class A)              (Class A)
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------

  $     2,913,635        $     1,270,015        $    15,993,406        $     2,193,486       $       896,444       $     4,284,140
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
        2,913,635              1,270,015             15,993,406              2,193,486               896,444             4,284,140
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------


              293                    134                  1,595                    239                    89                   424
               23                     10                    131                     18                     7                    35

               --                     --                     --                     --                    --                    --
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
              316                    144                  1,726                    257                    96                   459
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
  $     2,913,319        $     1,269,871        $    15,991,680        $     2,193,229       $       896,348       $     4,283,681
  ===============        ===============        ===============        ===============       ===============       ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                          MSF MetLife             MSF MetLife
                                               MSF FI             MSF MetLife            Conservative          Conservative to
                                           Value Leaders     Aggressive Allocation        Allocation         Moderate Allocation
                                             Subaccount            Subaccount             Subaccount              Subaccount
                                              (Class D)             (Class B)              (Class B)               (Class B)
                                          ---------------        ---------------        ---------------        ---------------
Assets:
  Investments at market value ....        $    15,988,922        $       782,449        $       969,769        $       719,382
                                          ---------------        ---------------        ---------------        ---------------
      Total Assets ...............             15,988,922                782,449                969,769                719,382
                                          ---------------        ---------------        ---------------        ---------------
Liabilities:
  Payables:
    Insurance charges ............                  1,565                     90                    101                     75
    Administrative fees ..........                    131                      6                      8                      5
  Due to MetLife Insurance Company
    of Connecticut ...............                     --                     --                     --                     --
                                          ---------------        ---------------        ---------------        ---------------
      Total Liabilities ..........                  1,696                     96                    109                     80
                                          ---------------        ---------------        ---------------        ---------------
Net Assets:                               $    15,987,226        $       782,353        $       969,660        $       719,302
                                          ===============        ===============        ===============        ===============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT NINE
                           FOR VARIABLE ANNUITIES

             STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                              December 31, 2006

                           MSF MetLife                                                                            MSF Western Asset
    MSF MetLife           Moderate to              MSF MFS(R)        MSF Oppenheimer       MSF T. Rowe Price          Management
Moderate Allocation  Aggressive Allocation       Total Return         Global Equity         Large Cap Growth       High Yield Bond
     Subaccount            Subaccount             Subaccount            Subaccount             Subaccount             Subaccount
      (Class B)             (Class B)              (Class F)             (Class B)              (Class B)              (Class A)
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------

  $     1,840,278        $     2,250,797        $    48,472,703        $    15,754,008       $     2,284,504       $       362,679
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
        1,840,278              2,250,797             48,472,703             15,754,008             2,284,504               362,679
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------


              199                    225                  4,769                  1,599                   215                    40
               15                     18                    398                    130                    19                     3

               --                     --                     --                    566                    --                    --
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
              214                    243                  5,167                  2,295                   234                    43
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
  $     1,840,064        $     2,250,554        $    48,467,536        $    15,751,713       $     2,284,270       $       362,636
  ===============        ===============        ===============        ===============       ===============       ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                         MSF Western Asset
                                             Management            PIMCO VIT              PIMCO VIT            Pioneer America
                                           U.S. Government        Real Return            Total Return             Income VCT
                                             Subaccount            Subaccount             Subaccount              Subaccount
                                              (Class A)      (Administrative Class)   (Administrative Class)      (Class II)
                                          ---------------        ---------------        ---------------        ---------------
Assets:
  Investments at market value ....        $       259,814        $    19,310,202        $    60,869,382        $     1,621,350
                                          ---------------        ---------------        ---------------        ---------------
      Total Assets ...............                259,814             19,310,202             60,869,382              1,621,350
                                          ---------------        ---------------        ---------------        ---------------
Liabilities:
  Payables:
    Insurance charges ............                     28                  1,906                  5,936                    176
    Administrative fees ..........                      2                    159                    500                     13
  Due to MetLife Insurance Company
    of Connecticut ...............                     --                     --                     --                     --
                                          ---------------        ---------------        ---------------        ---------------
      Total Liabilities ..........                     30                  2,065                  6,436                    189
                                          ---------------        ---------------        ---------------        ---------------
Net Assets:                               $       259,784        $    19,308,137        $    60,862,946        $     1,621,161
                                          ===============        ===============        ===============        ===============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT NINE
                           FOR VARIABLE ANNUITIES

             STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                              December 31, 2006

  Pioneer Cullen        Pioneer Emerging        Pioneer Equity         Pioneer Equity                              Pioneer Global
    Value VCT             Markets VCT             Income VCT          Opportunity VCT      Pioneer Fund VCT        High Yield VCT
    Subaccount             Subaccount             Subaccount             Subaccount           Subaccount             Subaccount
    (Class II)             (Class II)             (Class II)             (Class II)           (Class II)             (Class II)
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------

  $       758,224        $       785,011        $     2,284,971        $        61,713       $     1,458,899       $     2,462,064
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
          758,224                785,011              2,284,971                 61,713             1,458,899             2,462,064
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------


               83                     90                    248                      6                   167                   301
                6                      6                     19                     --                    12                    20

               --                     --                    223                     --                    --                    --
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
               89                     96                    490                      6                   179                   321
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
  $       758,135        $       784,915        $     2,284,481        $        61,707       $     1,458,720       $     2,461,743
  ===============        ===============        ===============        ===============       ===============       ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                        Pioneer Ibbotson      Pioneer Ibbotson
                                             Pioneer                  Pioneer              Aggressive              Growth
                                        Growth Shares VCT         High Yield VCT         Allocation VCT        Allocation VCT
                                            Subaccount              Subaccount             Subaccount            Subaccount
                                            (Class II)              (Class II)             (Class II)            (Class II)
                                          ---------------        ---------------        ---------------        ---------------
Assets:
  Investments at market value ....        $       138,207        $     2,562,433        $       784,352        $    11,867,600
                                          ---------------        ---------------        ---------------        ---------------
      Total Assets ...............                138,207              2,562,433                784,352             11,867,600
                                          ---------------        ---------------        ---------------        ---------------
Liabilities:
  Payables:
    Insurance charges ............                     14                    283                     87                  1,551
    Administrative fees ..........                      1                     21                      7                     97
  Due to MetLife Insurance Company
    of Connecticut ...............                     --                     --                     --                     --
                                          ---------------        ---------------        ---------------        ---------------
      Total Liabilities ..........                     15                    304                     94                  1,648
                                          ---------------        ---------------        ---------------        ---------------
Net Assets:                               $       138,192        $     2,562,129        $       784,258        $    11,865,952
                                          ===============        ===============        ===============        ===============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT NINE
                           FOR VARIABLE ANNUITIES

             STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                              December 31, 2006

 Pioneer Ibbotson             Pioneer                                 Pioneer Oak Ridge          Pioneer                Pioneer
     Moderate              International             Pioneer              Large Cap           Real Estate         Small and Mid Cap
  Allocation VCT            Value VCT          Mid Cap Value VCT          Growth VCT           Shares VCT             Growth VCT
    Subaccount              Subaccount             Subaccount             Subaccount           Subaccount             Subaccount
    (Class II)              (Class II)             (Class II)             (Class II)           (Class II)             (Class II)
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------

  $     5,047,057        $       747,276        $     1,979,157        $     1,124,061       $       831,937       $       803,896
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
        5,047,057                747,276              1,979,157              1,124,061               831,937               803,896
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------


              649                     80                    212                    126                    90                    91
               41                      6                     16                      9                     7                     7

               --                     --                    366                     --                    --                    --
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
              690                     86                    594                    135                    97                    98
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
  $     5,046,367        $       747,190        $     1,978,563        $     1,123,926       $       831,840       $       803,798
  ===============        ===============        ===============        ===============       ===============       ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                         Pioneer Small Cap     Pioneer Strategic            Pioneer               Putnam VT
                                             Value VCT             Income VCT             Value VCT            Discovery Growth
                                             Subaccount            Subaccount             Subaccount              Subaccount
                                             (Class II)            (Class II)             (Class II)              (Class IB)
                                          ---------------        ---------------        ---------------        ---------------
Assets:
  Investments at market value ....        $       750,647        $     3,404,038        $       789,892        $        69,145
                                          ---------------        ---------------        ---------------        ---------------
      Total Assets ...............                750,647              3,404,038                789,892                 69,145
                                          ---------------        ---------------        ---------------        ---------------
Liabilities:
  Payables:
    Insurance charges ............                     84                    376                     90                      6
    Administrative fees ..........                      6                     28                      6                     --
  Due to MetLife Insurance Company
    of Connecticut ...............                     --                    712                     --                     --
                                          ---------------        ---------------        ---------------        ---------------
      Total Liabilities ..........                     90                  1,116                     96                      6
                                          ---------------        ---------------        ---------------        ---------------
Net Assets:                               $       750,557        $     3,402,922        $       789,796        $        69,139
                                          ===============        ===============        ===============        ===============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT NINE
                           FOR VARIABLE ANNUITIES

             STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                              December 31, 2006

     Putnam VT             Putnam VT            Van Kampen LIT         Van Kampen LIT        Van Kampen LIT
International Equity    Small Cap Value            Comstock              Enterprise         Strategic Growth       VIP Contrafund(R)
     Subaccount            Subaccount             Subaccount             Subaccount            Subaccount             Subaccount
     (Class IB)            (Class IB)             (Class II)             (Class II)             (Class I)          (Service Class 2)
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------

  $     2,218,650        $     7,056,978        $     1,996,659        $         2,290       $     1,070,631       $     3,483,810
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
        2,218,650              7,056,978              1,996,659                  2,290             1,070,631             3,483,810
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------


              214                    717                    219                     --                    94                   386
               18                     58                     16                     --                     9                    28

               --                     --                     --                      4                    --                    --
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
              232                    775                    235                      4                   103                   414
  ---------------        ---------------        ---------------        ---------------       ---------------       ---------------
  $     2,218,418        $     7,056,203        $     1,996,424        $         2,294       $     1,070,528       $     3,483,396
  ===============        ===============        ===============        ===============       ===============       ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Concluded)
                                December 31, 2006

                                                               VIP Dynamic Capital
                                         VIP Contrafund(R)        Appreciation           VIP Mid Cap
                                            Subaccount             Subaccount             Subaccount
                                          (Service Class)       (Service Class 2)      (Service Class 2)
                                          ---------------        ---------------        ---------------
Assets:
  Investments at market value ....        $    34,111,474        $        82,684        $    28,567,898
                                          ---------------        ---------------        ---------------
      Total Assets ...............             34,111,474                 82,684             28,567,898
                                          ---------------        ---------------        ---------------
Liabilities:
  Payables:
    Insurance charges ............                  3,533                      8                  2,885
    Administrative fees ..........                    280                      1                    235
  Due to MetLife Insurance Company
    of Connecticut ...............                     --                     --                     --
                                          ---------------        ---------------        ---------------
      Total Liabilities ..........                  3,813                      9                  3,120
                                          ---------------        ---------------        ---------------
Net Assets:                               $    34,107,661        $        82,675        $    28,564,778
                                          ===============        ===============        ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      For the year ended December 31, 2006

                                             AIM V.I. Capital           AIM V.I.              AIM V.I.             AIM V.I.
                                               Appreciation           Core Equity       Mid Cap Core Equity     Premier Equity
                                                Subaccount             Subaccount            Subaccount           Subaccount
                                                (Series II)            (Series I)            (Series II)          (Series I)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $          629        $        2,541        $        2,128
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               21,204                 1,682                 6,986                   970
  Administrative fees .................                1,617                   179                   523                   100
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               22,821                 1,861                 7,509                 1,070
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              (22,821)               (1,232)               (4,968)                1,058
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                36,281                    --
    Realized gain (loss) on sale of
      investments .....................               14,775                 3,754                 2,485                42,914
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............               14,775                 3,754                38,766                42,914
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               40,930                 9,270                (4,029)              (33,597)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       32,884        $       11,792        $       29,769        $       10,375
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                            AllianceBernstein     AllianceBernstein       American Funds           American
                                            Growth and Income     Large-Cap Growth        Global Growth          Funds Growth
                                                Subaccount           Subaccount             Subaccount            Subaccount
                                                 (Class B)            (Class B)              (Class 2)             (Class 2)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $           --        $      248,049        $      639,822
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               21,032                13,005               519,101             1,480,670
  Administrative fees .................                1,758                 1,143                42,089               119,791
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               22,790                14,148               561,190             1,600,461
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              (22,790)              (14,148)             (313,141)             (960,639)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                    --               499,933
    Realized gain (loss) on sale of
      investments .....................              578,786               147,466               442,823             1,073,935
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............              578,786               147,466               442,823             1,573,868
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................             (400,921)             (148,213)            4,550,685             5,524,780
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      155,075        $      (14,895)       $    4,680,367        $    6,138,009
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

    American Funds                                                                          Dreyfus VIF            Dreyfus VIF
     Growth-Income            Capital       Credit Suisse Trust    Delaware VIP REIT        Appreciation        Developing Leaders
      Subaccount           Appreciation       Emerging Markets         Subaccount            Subaccount             Subaccount
       (Class 2)               Fund              Subaccount         (Standard Class)      (Initial Shares)       (Initial Shares)
    --------------        --------------        --------------        --------------        --------------        --------------

    $    1,266,161        $           --        $           99        $       68,279        $        7,466        $        1,877
    --------------        --------------        --------------        --------------        --------------        --------------

         1,498,110                 5,703                   278                21,466                 8,903                 9,260
           121,507                   443                    24                 1,636                   693                   719
    --------------        --------------        --------------        --------------        --------------        --------------
         1,619,617                 6,146                   302                23,102                 9,596                 9,979
    --------------        --------------        --------------        --------------        --------------        --------------
          (353,456)               (6,146)                 (203)               45,177                (2,130)               (8,102)
    --------------        --------------        --------------        --------------        --------------        --------------


         1,935,458                34,720                   242               227,655                    --                38,814

           727,778                64,179                 2,542               365,793                11,390                   685
    --------------        --------------        --------------        --------------        --------------        --------------
         2,663,236                98,899                 2,784               593,448                11,390                39,499
    --------------        --------------        --------------        --------------        --------------        --------------

         7,606,781              (109,069)                1,312              (394,249)               51,619               (24,311)
    --------------        --------------        --------------        --------------        --------------        --------------

    $    9,916,561        $      (16,316)       $        3,893        $      244,376        $       60,879        $        7,086
    ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                  FAMVS                 FAMVS                                       FTVIPT
                                              Mercury Global        Mercury Value        FTVIPT Franklin        Franklin Rising
                                             Allocation V.I.     Opportunities V.I.     Income Securities    Dividends Securities
                                                Subaccount           Subaccount             Subaccount            Subaccount
                                                (Class III)          (Class III)             (Class 2)             (Class 2)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $          173        $      245,219        $       37,175
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               11,817                30,803               141,040                70,523
  Administrative fees .................                  904                 2,539                10,949                 5,211
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               12,721                33,342               151,989                75,734
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              (12,721)              (33,169)               93,230               (38,559)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --               600,610                32,801                17,598
    Realized gain (loss) on sale of
      investments .....................              296,508            (1,714,251)               23,555                29,214
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............              296,508            (1,113,641)               56,356                46,812
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................             (130,341)            1,696,849               961,863               464,443
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      153,446        $      550,039        $    1,111,449        $      472,696
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

   FTVIPT Franklin                                 FTVIPT                 FTVIPT                FTVIPT
    Small-Mid Cap         FTVIPT Mutual     Templeton Developing        Templeton              Templeton
  Growth Securities     Shares Securities    Markets Securities     Foreign Securities     Growth Securities
      Subaccount            Subaccount           Subaccount             Subaccount             Subaccount         High Yield Bond
       (Class 2)             (Class 2)            (Class 2)              (Class 2)              (Class 2)            Subaccount
    --------------        --------------        --------------        --------------        --------------        --------------

    $           --        $           --        $      160,246        $      295,821        $           --        $       24,091
    --------------        --------------        --------------        --------------        --------------        --------------

           121,371               101,904               262,782               444,492                57,266                 2,387
            10,239                 8,155                21,050                35,813                 4,485                   177
    --------------        --------------        --------------        --------------        --------------        --------------
           131,610               110,059               283,832               480,305                61,751                 2,564
    --------------        --------------        --------------        --------------        --------------        --------------
          (131,610)             (110,059)             (123,586)             (184,484)              (61,751)               21,527
    --------------        --------------        --------------        --------------        --------------        --------------


                --                    --                    --                    --                    --                 1,921

           159,011             3,172,339               543,642               335,409             1,541,342               (13,558)
    --------------        --------------        --------------        --------------        --------------        --------------
           159,011             3,172,339               543,642               335,409             1,541,342               (11,637)
    --------------        --------------        --------------        --------------        --------------        --------------

           403,987            (1,961,274)            2,708,385             4,041,542              (719,786)               (2,503)
    --------------        --------------        --------------        --------------        --------------        --------------

    $      431,388        $    1,101,006        $    3,128,441        $    4,192,467        $      759,805        $        7,387
    ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                               Janus Aspen           Janus Aspen           Janus Aspen           Janus Aspen
                                                 Balanced        Global Life Sciences   Global Technology       Mid Cap Growth
                                                Subaccount            Subaccount            Subaccount            Subaccount
                                             (Service Shares)      (Service Shares)      (Service Shares)      (Service Shares)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $           --        $           --        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                5,604                   219                 2,747                18,793
  Administrative fees .................                  479                    19                   212                 1,716
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                6,083                   238                 2,959                20,509
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....               (6,083)                 (238)               (2,959)              (20,509)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                    --                    --
    Realized gain (loss) on sale of
      investments .....................              185,656                 1,451                 3,324                60,864
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............              185,656                 1,451                 3,324                60,864
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................             (146,853)                 (514)                5,163                84,089
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       32,720        $          699        $        5,528        $      124,444
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

     Janus Aspen              Lazard                                  LMPIS Premier            LMPVPV
   Worldwide Growth         Retirement               LMPIS              Selections         Small Cap Growth       LMPVPI All Cap
      Subaccount            Small Cap         Dividend Strategy       All Cap Growth         Opportunties           Subaccount
   (Service Shares)         Subaccount            Subaccount            Subaccount            Subaccount             (Class I)
    --------------        --------------        --------------        --------------        --------------        --------------

    $        1,298        $           --        $       52,735        $           --        $           --        $      165,750
    --------------        --------------        --------------        --------------        --------------        --------------

             1,351                91,986                45,867                 6,154                67,350               222,038
               119                 7,426                 3,854                   528                 5,868                18,695
    --------------        --------------        --------------        --------------        --------------        --------------
             1,470                99,412                49,721                 6,682                73,218               240,733
    --------------        --------------        --------------        --------------        --------------        --------------
              (172)              (99,412)                3,014                (6,682)              (73,218)              (74,983)
    --------------        --------------        --------------        --------------        --------------        --------------


                --               493,707                    --                13,973               267,190               448,741

               499               362,939                47,439                 3,431                78,794               336,196
    --------------        --------------        --------------        --------------        --------------        --------------
               499               856,646                47,439                17,404               345,984               784,937
    --------------        --------------        --------------        --------------        --------------        --------------

            11,675              (156,744)              324,251                 9,138               125,511             1,125,053
    --------------        --------------        --------------        --------------        --------------        --------------

    $       12,002        $      600,490        $      374,704        $       19,860        $      398,277        $    1,835,007
    ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                    LMPVPI               LMPVPI                LMPVPI               LMPVPI
                                                  All Cap              Investors         Large Cap Growth     Small Cap Growth
                                                 Subaccount           Subaccount            Subaccount           Subaccount
                                                 (Class II)            (Class I)             (Class I)            (Class I)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $        1,936        $      106,085        $           --        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                2,965               123,155                 8,073                68,921
  Administrative fees .................                  209                10,137                   610                 5,670
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                3,174               133,292                 8,683                74,591
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....               (1,238)              (27,207)               (8,683)              (74,591)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                6,611               152,104                    --               180,491
    Realized gain (loss) on sale of
      investments .....................                  209               223,822                10,292                72,144
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                6,820               375,926                10,292               252,635
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               15,431               639,671                  (352)              195,584
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       21,013        $      988,390        $        1,257        $      373,628
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

        LMPVPI               LMPVPII                LMPVPII                                     LMPVPII                LMPVPII
     Total Return       Aggressive Growth     Aggressive Growth           LMPVPII            Diversified            Equity Index
      Subaccount            Subaccount            Subaccount           Appreciation        Strategic Income          Subaccount
      (Class II)             (Class I)            (Class II)            Subaccount            Subaccount             (Class II)
    --------------        --------------        --------------        --------------        --------------        --------------

    $       10,551        $           --        $           --        $      243,423        $      751,898        $      157,860
    --------------        --------------        --------------        --------------        --------------        --------------

            10,651                18,299                38,735               397,666               230,470               229,839
               790                 1,345                 2,870                33,716                20,025                18,764
    --------------        --------------        --------------        --------------        --------------        --------------
            11,441                19,644                41,605               431,382               250,495               248,603
    --------------        --------------        --------------        --------------        --------------        --------------
              (890)              (19,644)              (41,605)             (187,959)              501,403               (90,743)
    --------------        --------------        --------------        --------------        --------------        --------------


            10,753                    --                    --               639,391                    --               148,582

             2,936                45,415                42,377               477,231               (45,801)              377,396
    --------------        --------------        --------------        --------------        --------------        --------------
            13,689                45,415                42,377             1,116,622               (45,801)              525,978
    --------------        --------------        --------------        --------------        --------------        --------------

            40,061                45,025               143,814             1,750,846               (25,105)            1,058,330
    --------------        --------------        --------------        --------------        --------------        --------------

    $       52,860        $       70,796        $      144,586        $    2,679,509        $      430,497        $    1,493,565
    ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                       LMPVPII                LMPVPIII
                                                 LMPVPII         Growth and Income           Adjustable            LMPVPIII
                                            Fundamental Value        Subaccount             Rate Income        Aggressive Growth
                                                Subaccount            (Class I)              Subaccount           Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $      617,596        $          522        $      258,753        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................              688,061                 2,618               109,022               936,198
  Administrative fees .................               57,476                   207                 8,778                79,543
                                              --------------        --------------        --------------        --------------
    Total expenses ....................              745,537                 2,825               117,800             1,015,741
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....             (127,941)               (2,303)              140,953            (1,015,741)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........            1,564,408                   893                    --                57,052
    Realized gain (loss) on sale of
      investments .....................              352,944                16,975                 6,173               902,452
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............            1,917,352                17,868                 6,173               959,504
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................            3,421,844                (1,241)              (29,662)            3,455,259
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $    5,211,255        $       14,324        $      117,464        $    3,399,022
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                             LMPVPIII
       LMPVPIII            International            LMPVPIII              LMPVPIII             LMPVPIII              LMPVPIII
     High Income          All Cap Growth        Large Cap Growth      Large Cap Value        Mid Cap Core          Money Market
      Subaccount            Subaccount             Subaccount            Subaccount           Subaccount            Subaccount
    --------------        --------------        --------------        --------------        --------------        --------------

    $    1,685,128        $        4,796        $       19,855        $       10,996        $       57,498        $      525,820
    --------------        --------------        --------------        --------------        --------------        --------------

           398,527                 3,408               229,892                13,049               187,818               194,672
            33,262                   353                19,387                 1,465                15,962                17,412
    --------------        --------------        --------------        --------------        --------------        --------------
           431,789                 3,761               249,279                14,514               203,780               212,084
    --------------        --------------        --------------        --------------        --------------        --------------
         1,253,339                 1,035              (229,424)               (3,518)             (146,282)              313,736
    --------------        --------------        --------------        --------------        --------------        --------------


                --                 4,902                    --                16,178             1,312,634                    --

           (35,866)                5,956               133,986                36,080               215,866                    --
    --------------        --------------        --------------        --------------        --------------        --------------
           (35,866)               10,858               133,986                52,258             1,528,500                    --
    --------------        --------------        --------------        --------------        --------------        --------------

           637,648                38,057               406,457               100,677              (112,695)                   --
    --------------        --------------        --------------        --------------        --------------        --------------

    $    1,855,121        $       49,950        $      311,019        $      149,417        $    1,269,523        $      313,736
    ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                             LMPVPIV                LMPVPIV
                                                 LMPVPIII              LMPVPIV         Multiple Discipline   Multiple Discipline
                                                  Social         Multiple Discipline        Subaccount-           Subaccount-
                                             Awareness Stock      Subaccount-All Cap    Balanced All Cap        Global All Cap
                                                Subaccount         Growth and Value      Growth and Value      Growth and Value
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $          391        $      471,942        $    1,107,337        $      321,743
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                1,134             1,401,548             1,338,828               499,318
  Administrative fees .................                   81               113,460               108,216                40,524
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                1,215             1,515,008             1,447,044               539,842
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....                 (824)           (1,043,066)             (339,707)             (218,099)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --             3,556,573             2,100,575               717,374
    Realized gain (loss) on sale of
      investments .....................                  142               976,160               703,078               320,444
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                  142             4,532,733             2,803,653             1,037,818
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................                4,318             4,566,097             3,199,529             2,479,199
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $        3,636        $    8,055,764        $    5,663,475        $    3,298,918
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

        LMPVPIV
 Multiple Discipline       Lord Abbett            Lord Abbett                            MIST Batterymarch        MIST BlackRock
      Subaccount-       Growth and Income        Mid-Cap Value                             Mid-Cap Stock            High Yield
      Large Cap             Subaccount             Subaccount          Managed Assets        Subaccount             Subaccount
   Growth and Value         (Class VC)             (Class VC)               Trust             (Class A)              (Class A)
    --------------        --------------        --------------        --------------        --------------        --------------

    $       83,690        $       93,978        $       62,684        $        5,629        $           --        $           --
    --------------        --------------        --------------        --------------        --------------        --------------

           208,457               142,950               240,478                 1,418                 9,348                14,574
            16,832                10,919                19,022                   119                   730                 1,120
    --------------        --------------        --------------        --------------        --------------        --------------
           225,289               153,869               259,500                 1,537                10,078                15,694
    --------------        --------------        --------------        --------------        --------------        --------------
          (141,599)              (59,891)             (196,816)                4,092               (10,078)              (15,694)
    --------------        --------------        --------------        --------------        --------------        --------------


           275,088               251,833               976,689                 7,636                    --                    --

           151,225                62,474               113,244                (3,164)               (4,906)                1,317
    --------------        --------------        --------------        --------------        --------------        --------------
           426,313               314,307             1,089,933                 4,472                (4,906)                1,317
    --------------        --------------        --------------        --------------        --------------        --------------

           751,241               749,952               276,668                (3,060)              (27,465)               68,489
    --------------        --------------        --------------        --------------        --------------        --------------

    $    1,035,955        $    1,004,368        $    1,169,785        $        5,504        $      (42,449)       $       54,112
    ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                               MIST                 MIST
                                              MIST BlackRock        MIST Dreman           Harris Oakmark        Janus Capital
                                              Large-Cap Core      Small-Cap Value          International        Appreciation
                                                Subaccount           Subaccount             Subaccount           Subaccount
                                                 (Class A)            (Class A)              (Class A)            (Class A)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $        2,073        $           --        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               22,712                 3,866                85,332                11,849
  Administrative fees .................                1,977                   318                 6,756                   912
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               24,689                 4,184                92,088                12,761
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              (24,689)               (2,111)              (92,088)              (12,761)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                 1,197                    --                    --
    Realized gain (loss) on sale of
      investments .....................                7,547                 5,081                12,427                (4,156)
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                7,547                 6,278                12,427                (4,156)
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................              124,773                42,316               749,109                36,086
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      107,631        $       46,483        $      669,448        $       19,169
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

     MIST Legg
   Mason Partners       MIST Lord Abbett       MIST Lord Abbett      MIST Lord Abbett        MIST Met/AIM           MIST Met/AIM
   Managed Assets        Bond Debenture       Growth and Income       Mid-Cap Value      Capital Appreciation     Small Cap Growth
     Subaccount            Subaccount             Subaccount            Subaccount            Subaccount             Subaccount
      (Class A)             (Class A)              (Class B)             (Class B)             (Class A)              (Class A)
    --------------        --------------        --------------        --------------        --------------        --------------

    $           --        $           --        $           --        $           --        $        4,072        $           --
    --------------        --------------        --------------        --------------        --------------        --------------

             3,058                33,238               278,742                 2,691                29,055                   988
               256                 2,526                22,708                   243                 2,288                    75
    --------------        --------------        --------------        --------------        --------------        --------------
             3,314                35,764               301,450                 2,934                31,343                 1,063
    --------------        --------------        --------------        --------------        --------------        --------------
            (3,314)              (35,764)             (301,450)               (2,934)              (27,271)               (1,063)
    --------------        --------------        --------------        --------------        --------------        --------------


                --                    --                    --                    --               283,540                   913

                84                (1,289)               39,989                   847                (7,244)                   47
    --------------        --------------        --------------        --------------        --------------        --------------
                84                (1,289)               39,989                   847               276,296                   960
    --------------        --------------        --------------        --------------        --------------        --------------

            16,629               131,545             1,848,116                38,128              (289,262)                  564
    --------------        --------------        --------------        --------------        --------------        --------------

    $       13,399        $       94,492        $    1,586,655        $       36,041        $      (40,237)       $          461
    ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                        MIST                   MIST
                                                                  Neuberger Berman          Oppenheimer              MIST
                                             MIST MFS(R) Value      Real Estate        Capital Appreciation      Pioneer Fund
                                                Subaccount           Subaccount             Subaccount            Subaccount
                                                 (Class A)            (Class A)              (Class B)             (Class A)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $       62,974        $           --        $           --        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               58,542                54,746                20,107                30,576
  Administrative fees .................                4,784                 4,133                 1,552                 2,502
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               63,326                58,879                21,659                33,078
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....                 (352)              (58,879)              (21,659)              (33,078)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........              211,825                    --                    --                    --
    Realized gain (loss) on sale of
      investments .....................               20,048                40,541                (4,433)                 (142)
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............              231,873                40,541                (4,433)                 (142)
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................              255,319               814,393                46,460               206,417
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      486,840        $      796,055        $       20,368        $      173,197
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

    MIST Pioneer          MIST Pioneer        MIST Third Avenue        MSF BlackRock        MSF BlackRock          MSF BlackRock
   Mid-Cap Value        Strategic Income       Small Cap Value      Aggressive Growth        Bond Income            Bond Income
     Subaccount            Subaccount             Subaccount            Subaccount            Subaccount             Subaccount
      (Class A)             (Class A)              (Class B)             (Class D)             (Class A)              (Class E)
    --------------        --------------        --------------        --------------        --------------        --------------

    $          139        $      540,799        $           --        $           --        $           --        $           --
    --------------        --------------        --------------        --------------        --------------        --------------

               668               146,897                83,858                35,331                15,858               202,971
                52                11,497                 6,862                 2,876                 1,245                16,742
    --------------        --------------        --------------        --------------        --------------        --------------
               720               158,394                90,720                38,207                17,103               219,713
    --------------        --------------        --------------        --------------        --------------        --------------
              (581)              382,405               (90,720)              (38,207)              (17,103)             (219,713)
    --------------        --------------        --------------        --------------        --------------        --------------


               864                    --                    --                    --                    --                    --

               474                15,711               (10,355)              (23,462)                3,000                52,458
    --------------        --------------        --------------        --------------        --------------        --------------
             1,338                15,711               (10,355)              (23,462)                3,000                52,458
    --------------        --------------        --------------        --------------        --------------        --------------

             4,304               (32,988)              352,377               (29,542)               56,066               739,181
    --------------        --------------        --------------        --------------        --------------        --------------

    $        5,061        $      365,128        $      251,302        $      (91,211)       $       41,963        $      571,926
    ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                         MSF
                                              MSF BlackRock       Capital Guardian           MSF FI                 MSF FI
                                               Money Market         U.S. Equity            Large Cap            Value Leaders
                                                Subaccount           Subaccount            Subaccount             Subaccount
                                                 (Class A)            (Class A)             (Class A)              (Class D)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $       80,320        $           --        $           --        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               32,684                12,904                50,584               191,319
  Administrative fees .................                2,479                 1,056                 4,201                16,083
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               35,163                13,960                54,785               207,402
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....               45,157               (13,960)              (54,785)             (207,402)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                    --                    --
    Realized gain (loss) on sale of
      investments .....................                   --                   664               (22,364)              (57,109)
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                   --                   664               (22,364)              (57,109)
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................                   --                37,953               110,226               571,390
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       45,157        $       24,657        $       33,077        $      306,879
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                           MSF MetLife            MSF MetLife                                 MSF MetLife
     MSF MetLife           Conservative         Conservative to         MSF MetLife           Moderate to           MSF MFS(R)
Aggressive Allocation       Allocation        Moderate Allocation   Moderate Allocation  Aggressive Allocation    Total Return
      Subaccount            Subaccount             Subaccount            Subaccount            Subaccount          Subaccount
       (Class B)             (Class B)              (Class B)             (Class B)             (Class B)           (Class F)
    --------------        --------------        --------------        --------------        --------------        --------------

    $           --        $           --        $           --        $           --        $           --        $           --
    --------------        --------------        --------------        --------------        --------------        --------------

             7,883                13,941                 8,061                22,227                25,845               581,172
               555                 1,077                   627                 1,639                 2,073                48,554
    --------------        --------------        --------------        --------------        --------------        --------------
             8,438                15,018                 8,688                23,866                27,918               629,726
    --------------        --------------        --------------        --------------        --------------        --------------
            (8,438)              (15,018)               (8,688)              (23,866)              (27,918)             (629,726)
    --------------        --------------        --------------        --------------        --------------        --------------


                --                    --                    --                    --                    --                    --

                40                19,034                 1,460                 3,604                 4,400                68,573
    --------------        --------------        --------------        --------------        --------------        --------------
                40                19,034                 1,460                 3,604                 4,400                68,573
    --------------        --------------        --------------        --------------        --------------        --------------

            56,204                55,250                44,691               109,842               144,876             3,601,556
    --------------        --------------        --------------        --------------        --------------        --------------

    $       47,806        $       59,266        $       37,463        $       89,580        $      121,358        $    3,040,403
    ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                        MSF Western Asset     MSF Western Asset
                                             MSF Oppenheimer     MSF T. Rowe Price          Management            Management
                                              Global Equity       Large Cap Growth       High Yield Bond       U.S. Government
                                                Subaccount           Subaccount             Subaccount            Subaccount
                                                 (Class B)            (Class B)              (Class A)             (Class A)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $           --        $           --        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................              183,259                25,552                 4,864                 3,337
  Administrative fees .................               14,811                 2,237                   360                   260
                                              --------------        --------------        --------------        --------------
    Total expenses ....................              198,070                27,789                 5,224                 3,597
                                              --------------        --------------        --------------        --------------
     Net investment income (loss) .....             (198,070)              (27,789)               (5,224)               (3,597)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                    --                    --
    Realized gain (loss) on sale of
      investments .....................              (16,684)                1,897                   427                   160
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............              (16,684)                1,897                   427                   160
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................            1,005,886               174,745                24,907                11,114
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      791,132        $      148,853        $       20,110        $        7,677
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                             Oppenheimer          Oppenheimer          Oppenheimer            PIMCO VIT              PIMCO VIT
                        Capital Appreciation  Global Securities      Main Street/VA         Real Return            Total Return
    Money Market            Subaccount/VA        Subaccount/VA         Subaccount            Subaccount             Subaccount
      Portfolio           (Service Shares)     (Service Shares)      (Service Shares)  (Administrative Class) (Administrative Class)
    --------------        --------------        --------------       ----------------  ----------------------  --------------------

    $       29,469        $        2,743        $       19,037        $        2,142        $      826,121        $    2,762,829
    --------------        --------------        --------------        --------------        --------------        --------------

            13,271                 9,290                14,146                 1,444               348,591             1,112,705
             1,036                   716                 1,078                   105                29,211                93,882
    --------------        --------------        --------------        --------------        --------------        --------------
            14,307                10,006                15,224                 1,549               377,802             1,206,587
    --------------        --------------        --------------        --------------        --------------        --------------
            15,162                (7,263)                3,813                   593               448,319             1,556,242
    --------------        --------------        --------------        --------------        --------------        --------------


                --                    --               117,914                    --               513,939               326,831

                --               169,036               406,726                24,237               (59,130)             (219,637)
    --------------        --------------        --------------        --------------        --------------        --------------
                --               169,036               524,640                24,237               454,809               107,194
    --------------        --------------        --------------        --------------        --------------        --------------

                --              (101,726)             (347,062)              (13,409)           (1,120,868)             (531,330)
    --------------        --------------        --------------        --------------        --------------        --------------

    $       15,162        $       60,047        $      181,391        $       11,421        $     (217,740)       $    1,132,106
    ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                             Pioneer America        Pioneer AmPac             Pioneer           Pioneer Cullen
                                                Income VCT            Growth VCT           Balanced VCT           Value VCT
                                                Subaccount            Subaccount            Subaccount            Subaccount
                                                (Class II)            (Class II)            (Class II)            (Class II)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $       64,693        $        1,395        $        9,912        $          873
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               28,690                 2,604                 9,605                10,149
  Administrative fees .................                2,191                   182                   756                   761
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               30,881                 2,786                10,361                10,910
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....               33,812                (1,391)                 (449)              (10,037)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                41,608                    --
    Realized gain (loss) on sale of
      investments .....................               (7,152)               20,587                 7,986                 3,390
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............               (7,152)               20,587                49,594                 3,390
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               (5,753)               (3,956)              (15,653)               75,324
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       20,907        $       15,240        $       33,492        $       68,677
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

  Pioneer Emerging       Pioneer Equity         Pioneer Equity            Pioneer                                 Pioneer Global
    Markets VCT            Income VCT          Opportunity VCT          Europe VCT         Pioneer Fund VCT       High Yield VCT
     Subaccount            Subaccount             Subaccount            Subaccount            Subaccount            Subaccount
     (Class II)            (Class II)             (Class II)            (Class II)            (Class II)            (Class II)
    --------------        --------------        --------------        --------------        --------------        --------------

    $        2,447        $       48,561        $          181        $        2,246        $       16,326        $      109,686
    --------------        --------------        --------------        --------------        --------------        --------------

            14,932                40,673                   882                 2,365                31,792                32,371
             1,058                 3,083                    69                   177                 2,248                 2,236
    --------------        --------------        --------------        --------------        --------------        --------------
            15,990                43,756                   951                 2,542                34,040                34,607
    --------------        --------------        --------------        --------------        --------------        --------------
           (13,543)                4,805                  (770)                 (296)              (17,714)               75,079
    --------------        --------------        --------------        --------------        --------------        --------------


            62,928                33,037                    --                    --                    --                10,301

            60,402                28,923                 1,433                43,430                72,696                 1,786
    --------------        --------------        --------------        --------------        --------------        --------------
           123,330                61,960                 1,433                43,430                72,696                12,087
    --------------        --------------        --------------        --------------        --------------        --------------

            83,718               302,351                 8,023               (14,279)              127,550                61,027
    --------------        --------------        --------------        --------------        --------------        --------------

    $      193,505        $      369,116        $        8,686        $       28,855        $      182,532        $      148,193
    ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                         Pioneer Ibbotson      Pioneer Ibbotson
                                                  Pioneer               Pioneer             Aggressive              Growth
                                             Growth Shares VCT      High Yield VCT        Allocation VCT        Allocation VCT
                                                 Subaccount           Subaccount            Subaccount            Subaccount
                                                 (Class II)           (Class II)            (Class II)            (Class II)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $      127,607        $        1,134        $        5,647
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                2,464                48,772                10,920               105,850
  Administrative fees .................                  193                 3,621                   797                 6,698
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                2,657                52,393                11,717               112,548
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....               (2,657)               75,214               (10,583)             (106,901)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                32,628                 4,225                14,957
    Realized gain (loss) on sale of
      investments .....................                  516               (18,975)                  187                 3,407
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                  516                13,653                 4,412                18,364
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               10,832                53,393                64,013               659,563
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $        8,691        $      142,260        $       57,842        $      571,026
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

  Pioneer Ibbotson           Pioneer                Pioneer         Pioneer Oak Ridge           Pioneer               Pioneer
      Moderate           International             Mid Cap              Large Cap            Real Estate        Small and Mid Cap
   Allocation VCT          Value VCT              Value VCT             Growth VCT            Shares VCT            Growth VCT
     Subaccount            Subaccount             Subaccount            Subaccount            Subaccount            Subaccount
     (Class II)            (Class II)             (Class II)            (Class II)            (Class II)            (Class II)
    --------------        --------------        --------------        --------------        --------------        --------------

    $        4,341        $        1,490        $           --        $          293        $       15,593        $           --
    --------------        --------------        --------------        --------------        --------------        --------------

            48,063                10,193                34,379                17,237                13,088                14,985
             3,136                   796                 2,631                 1,282                   988                 1,079
    --------------        --------------        --------------        --------------        --------------        --------------
            51,199                10,989                37,010                18,519                14,076                16,064
    --------------        --------------        --------------        --------------        --------------        --------------
           (46,858)               (9,499)              (37,010)              (18,226)                1,517               (16,064)
    --------------        --------------        --------------        --------------        --------------        --------------


            10,377                    --               443,900                13,446                31,657                    --

            37,761                13,941                (4,738)                9,721                23,998                 5,201
    --------------        --------------        --------------        --------------        --------------        --------------
            48,138                13,941               439,162                23,167                55,655                 5,201
    --------------        --------------        --------------        --------------        --------------        --------------

           246,643                91,145              (227,393)               16,256               133,120                50,268
    --------------        --------------        --------------        --------------        --------------        --------------

    $      247,923        $       95,587        $      174,759        $       21,197        $      190,292        $       39,405
    ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                            Pioneer Small Cap        Pioneer Small      Pioneer Strategic           Pioneer
                                                Value VCT            Company VCT            Income VCT            Value VCT
                                                Subaccount            Subaccount            Subaccount            Subaccount
                                                (Class II)            (Class II)            (Class II)            (Class II)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           12        $           --        $      154,544        $        1,765
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               13,787                   749                60,819                15,913
  Administrative fees .................                1,002                    57                 4,499                 1,153
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               14,789                   806                65,318                17,066
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              (14,777)                 (806)               89,226               (15,301)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........               20,940                 3,286                13,962                43,989
    Realized gain (loss) on sale of
      investments .....................               30,421                   452                (9,420)               13,159
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............               51,361                 3,738                 4,542                57,148
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               37,669                 2,382                26,398                45,437
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       74,253        $        5,314        $      120,166        $       87,284
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

     Putnam VT             Putnam VT              Putnam VT             Travelers              Travelers             Travelers
  Discovery Growth    International Equity     Small Cap Value         AIM Capital            Convertible           Disciplined
     Subaccount            Subaccount             Subaccount           Appreciation           Securities          Mid Cap Stock
     (Class IB)            (Class IB)             (Class IB)            Subaccount            Subaccount            Subaccount
    --------------        --------------        --------------        --------------        --------------        --------------

    $           --        $       12,180        $       21,310        $           --        $       25,765        $        4,232
    --------------        --------------        --------------        --------------        --------------        --------------

             1,025                36,235               123,455                14,662                19,624                 4,791
               104                 3,069                10,048                 1,156                 1,529                   375
    --------------        --------------        --------------        --------------        --------------        --------------
             1,129                39,304               133,503                15,818                21,153                 5,166
    --------------        --------------        --------------        --------------        --------------        --------------
            (1,129)              (27,124)             (112,193)              (15,818)                4,612                  (934)
    --------------        --------------        --------------        --------------        --------------        --------------


                --                    --               652,506                12,939                40,359               126,265

             3,664               119,130               139,464               479,351               177,803                90,058
    --------------        --------------        --------------        --------------        --------------        --------------
             3,664               119,130               791,970               492,290               218,162               216,323
    --------------        --------------        --------------        --------------        --------------        --------------

             3,715               363,297               244,536              (332,015)              (26,914)             (148,610)
    --------------        --------------        --------------        --------------        --------------        --------------

    $        6,250        $      455,303        $      924,313        $      144,457        $      195,860        $       66,779
    ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                 Travelers            Travelers              Travelers             Travelers
                                               Equity Income     Federated High Yield    Federated Stock          Large Cap
                                                 Subaccount           Subaccount            Subaccount            Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $      227,529        $       90,907        $        7,484        $       13,709
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               99,456                 7,058                 3,037                17,471
  Administrative fees .................                8,384                   543                   234                 1,469
                                              --------------        --------------        --------------        --------------
    Total expenses ....................              107,840                 7,601                 3,271                18,940
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              119,689                83,306                 4,213                (5,231)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........            1,737,382                    --                61,951               167,763
    Realized gain (loss) on sale of
      investments .....................              460,255               (26,282)               24,844               310,312
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............            2,197,637               (26,282)               86,795               478,075
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................           (1,485,507)              (30,886)              (74,970)             (387,018)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      831,819        $       26,138        $       16,038        $       85,826
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

   Travelers Managed    Travelers Managed     Travelers Managed     Travelers Managed     Travelers Managed
  Allocation Series:    Allocation Series:    Allocation Series:    Allocation Series:    Allocation Series:         Travelers
      Aggressive           Conservative            Moderate         Moderate-Aggressive  Moderate-Conservative    Managed Income
      Subaccount            Subaccount            Subaccount            Subaccount            Subaccount            Subaccount
    --------------        --------------        --------------        --------------        --------------        --------------

    $        6,715        $        9,452        $       34,282        $       40,907        $       12,645        $      366,896
    --------------        --------------        --------------        --------------        --------------        --------------

             2,800                 1,216                 7,420                 9,390                   927               102,916
               197                   101                   540                   729                    73                 8,561
    --------------        --------------        --------------        --------------        --------------        --------------
             2,997                 1,317                 7,960                10,119                 1,000               111,477
    --------------        --------------        --------------        --------------        --------------        --------------
             3,718                 8,135                26,322                30,788                11,645               255,419
    --------------        --------------        --------------        --------------        --------------        --------------


            55,292                 5,668                92,723               176,584                22,541                    --

           (12,794)              (12,314)              (70,581)             (128,633)              (29,359)           (1,332,464)
    --------------        --------------        --------------        --------------        --------------        --------------
            42,498                (6,646)               22,142                47,951                (6,818)           (1,332,464)
    --------------        --------------        --------------        --------------        --------------        --------------

           (22,306)               (1,103)              (15,203)              (22,006)               (2,051)              889,818
    --------------        --------------        --------------        --------------        --------------        --------------

    $       23,910        $          386        $       33,261        $       56,733        $        2,776        $     (187,227)
    ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                            Travelers Mercury      Travelers MFS(R)       Travelers MFS(R)     Travelers MFS(R)
                                              Large Cap Core       Mid Cap Growth          Total Return             Value
                                                Subaccount           Subaccount             Subaccount           Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $        4,286        $           --        $      653,570        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               11,064                17,921               284,234                24,118
  Administrative fees .................                  972                 1,458                23,875                 1,985
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               12,036                19,379               308,109                26,103
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....               (7,750)              (19,379)              345,461               (26,103)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........               62,588               167,216               709,394                25,093
    Realized gain (loss) on sale of
      investments .....................              405,462               247,694               176,591               298,648
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............              468,050               414,910               885,985               323,741
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................             (340,062)             (233,488)              272,955                11,863
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      120,238        $      162,043        $    1,504,401        $      309,501
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

  Travelers Mondrian        Travelers         Travelers Pioneer     Travelers Pioneer          Travelers              Travelers
 International Stock      Pioneer Fund          Mid Cap Value        Strategic Income        Quality Bond         Strategic Equity
      Subaccount           Subaccount             Subaccount            Subaccount            Subaccount             Subaccount
    --------------        --------------        --------------        --------------        --------------        --------------

    $      227,324        $       25,864        $            1        $           --        $       79,368        $        5,428
    --------------        --------------        --------------        --------------        --------------        --------------

            37,800                14,572                   185                65,867                 7,931                 8,884
             2,918                 1,181                    15                 5,193                   624                   728
    --------------        --------------        --------------        --------------        --------------        --------------
            40,718                15,753                   200                71,060                 8,555                 9,612
    --------------        --------------        --------------        --------------        --------------        --------------
           186,606                10,111                  (199)              (71,060)               70,813                (4,184)
    --------------        --------------        --------------        --------------        --------------        --------------


           255,558                    --                    --                    --                    --                59,517

         1,147,641               352,557                 1,703               (27,851)             (100,304)               41,512
    --------------        --------------        --------------        --------------        --------------        --------------
         1,403,199               352,557                 1,703               (27,851)             (100,304)              101,029
    --------------        --------------        --------------        --------------        --------------        --------------

          (760,455)             (223,131)                  (74)              189,364                15,959               (35,946)
    --------------        --------------        --------------        --------------        --------------        --------------

    $      829,350        $      139,537        $        1,430        $       90,453        $      (13,532)       $       60,899
    ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                             Travelers Style      Travelers Style             Travelers            Travelers
                                              Focus Series:        Focus Series:          U.S. Government         Van Kampen
                                             Small Cap Growth     Small Cap Value            Securities           Enterprise
                                                Subaccount           Subaccount              Subaccount           Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $            5        $           11        $       15,462        $          360
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                  393                   743                 1,763                 6,266
  Administrative fees .................                   29                    58                   128                   513
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                  422                   801                 1,891                 6,779
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....                 (417)                 (790)               13,571                (6,419)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                1,770                   483                 3,762                29,351
    Realized gain (loss) on sale of
      investments .....................                6,538                13,886               (21,393)               71,761
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                8,308                14,369               (17,631)              101,112
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................                 (133)                  (14)               (6,027)              (56,384)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $        7,758        $       13,565        $      (10,087)       $       38,309
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

     Van Kampen            Van Kampen             Van Kampen                                                   VIP Dynamic Capital
    LIT Comstock         LIT Enterprise      LIT Strategic Growth    VIP Contrafund(R)     VIP Contrafund(R)       Appreciation
     Subaccount            Subaccount             Subaccount            Subaccount            Subaccount            Subaccount
     (Class II)            (Class II)              (Class I)         (Service Class 2)      (Service Class)      (Service Class 2)
    --------------        --------------        --------------        --------------        --------------        --------------

    $       27,461        $            4        $           --        $       33,618        $      352,087        $          186
    --------------        --------------        --------------        --------------        --------------        --------------

            40,762                    44                17,535                68,059               596,143                 1,885
             3,081                     4                 1,643                 5,088                47,284                   153
    --------------        --------------        --------------        --------------        --------------        --------------
            43,843                    48                19,178                73,147               643,427                 2,038
    --------------        --------------        --------------        --------------        --------------        --------------
           (16,382)                  (44)              (19,178)              (39,529)             (291,340)               (1,852)
    --------------        --------------        --------------        --------------        --------------        --------------


           127,677                    --                    --               282,259             2,691,108                 2,203

            56,348                     6                  (506)              127,514               414,500                18,184
    --------------        --------------        --------------        --------------        --------------        --------------
           184,025                     6                  (506)              409,773             3,105,608                20,387
    --------------        --------------        --------------        --------------        --------------        --------------

            91,258                   136                30,066               (76,415)              (40,160)               (8,281)
    --------------        --------------        --------------        --------------        --------------        --------------

    $      258,901        $           98        $       10,382        $      293,829        $    2,774,108        $       10,254
    ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Concluded)
                      For the year ended December 31, 2006

                                                VIP Mid Cap
                                                 Subaccount
                                             (Service Class 2)
                                              ---------------
Investment Income:
  Dividends ...........................       $        47,426
                                              ---------------
Expenses:
  Insurance charges ...................               503,455
  Administrative fees .................                41,087
                                              ---------------
    Total expenses ....................               544,542
                                              ---------------
      Net investment income (loss) ....              (497,116)
                                              ---------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........             3,162,236
    Realized gain (loss) on sale of
      investments .....................               397,743
                                              ---------------
      Realized gain (loss) ............             3,559,979
                                              ---------------
    Change in unrealized gain (loss)
      on investments ..................              (522,484)
                                              ---------------
  Net increase (decrease) in net assets
    resulting from operations .........       $     2,540,379
                                              ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the years ended December 31, 2006 and 2005

                                       AIM V.I. Capital Appreciation      AIM V.I. Core Equity     AIM V.I. Mid Cap Core Equity
                                           Subaccount (Series II)         Subaccount (Series I)       Subaccount (Series II)
                                         --------------------------    --------------------------   --------------------------
                                             2006           2005           2006           2005          2006           2005
                                         -----------    -----------    -----------    -----------   -----------    -----------
Operations:
  Net investment income (loss) .......   $   (22,821)   $   (17,140)   $    (1,232)   $        --   $    (4,968)   $    (5,477)
  Realized gain (loss) ...............        14,775          1,921          3,754             --        38,766         12,319
  Change in unrealized gain (loss)
    on investments ...................        40,930         78,747          9,270             --        (4,029)         8,535
                                         -----------    -----------    -----------    -----------   -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .....................        32,884         63,528         11,792             --        29,769         15,377
                                         -----------    -----------    -----------    -----------   -----------    -----------
Unit Transactions:
  Participant purchase payments ......       191,492        168,799             --             --        25,850         27,463
  Participant transfers from other
    funding options ..................        37,954        111,248        205,657             --        10,144         90,135
  Growth rate intra-fund transfers in             --             --             --             --            --             --
  Administrative charges .............          (192)          (142)           (36)            --           (96)           (77)
  Contract surrenders ................       (62,734)        (7,244)       (99,029)            --       (12,118)       (29,010)
  Participant transfers to other
    funding options ..................       (70,029)        (8,828)          (451)            --       (13,716)       (26,785)
  Growth rate intra-fund transfers out            --             --             --             --            --             --
  Other receipts/(payments) ..........        (5,555)            --             --             --            --             --
                                         -----------    -----------    -----------    -----------   -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............        90,936        263,833        106,141             --        10,064         61,726
                                         -----------    -----------    -----------    -----------   -----------    -----------
    Net increase (decrease) in
      net assets .....................       123,820        327,361        117,933             --        39,833         77,103
Net Assets:
  Beginning of year ..................       975,973        648,612             --             --       324,411        247,308
                                         -----------    -----------    -----------    -----------   -----------    -----------
  End of year ........................   $ 1,099,793    $   975,973    $   117,933    $        --   $   364,244    $   324,411
                                         ===========    ===========    ===========    ===========   ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                             AllianceBernstein             AllianceBernstein
                                          AIM V.I. Premier Equity           Growth and Income              Large-Cap Growth
                                            Subaccount (Series I)          Subaccount (Class B)          Subaccount (Class B)
                                        ---------------------------   ---------------------------   ---------------------------
                                             2006           2005           2006           2005          2006           2005
                                        ------------   ------------   ------------   ------------   ------------   ------------
Operations:
  Net investment income (loss) .......  $      1,058   $     (2,047)  $    (22,790)  $    (20,133)  $    (14,148)  $    (37,011)
  Realized gain (loss) ...............        42,914          7,180        578,786         14,183        147,466         (5,272)
  Change in unrealized gain (loss)
    on investments ...................       (33,597)         3,477       (400,921)        95,932       (148,213)       332,717
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      operations .....................        10,375          8,610        155,075         89,982        (14,895)       290,434
                                        ------------   ------------   ------------   ------------   ------------   ------------
Unit Transactions:
  Participant purchase payments ......            --             --         28,718        238,904          4,949        276,027
  Participant transfers from other
    funding options ..................            --          1,563        177,409      1,042,231         11,544        320,872
  Growth rate intra-fund transfers in             --             --             --             --             --             --
  Administrative charges .............            --            (48)           (27)          (617)            (2)          (395)
  Contract surrenders ................       (14,817)       (47,831)       (32,300)      (152,379)       (28,186)       (87,223)
  Participant transfers to other
    funding options ..................      (205,657)           (84)    (3,694,308)       (87,767)    (2,303,141)       (51,533)
  Growth rate intra-fund transfers out            --             --             --             --             --             --
  Other receipts/(payments) ..........            (1)            --       (115,789)       (21,632)            --             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............      (220,475)       (46,400)    (3,636,297)     1,018,740     (2,314,836)       457,748
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets .....................      (210,100)       (37,790)    (3,481,222)     1,108,722     (2,329,731)       748,182
Net Assets:
  Beginning of year ..................       210,100        247,890      3,481,222      2,372,500      2,329,731      1,581,549
                                        ------------   ------------   ------------   ------------   ------------   ------------
  End of year ........................  $         --   $    210,100   $         --   $  3,481,222   $         --   $  2,329,731
                                        ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

       American Funds                                             American Funds
       Global Growth             American Funds Growth             Growth-Income
    Subaccount (Class 2)          Subaccount (Class 2)         Subaccount (Class 2)        Capital Appreciation Fund
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2006           2005           2006           2005           2006           2005           2006           2005
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$   (313,141)  $   (237,629)  $   (960,639)  $   (660,020)  $   (353,456)  $   (290,886)  $     (6,146)  $     (8,771)
     442,823         35,596      1,573,868         75,447      2,663,236        349,977         98,899          4,931

   4,550,685      2,669,069      5,524,780      8,896,617      7,606,781      2,788,056       (109,069)        74,904
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   4,680,367      2,467,036      6,138,009      8,312,044      9,916,561      2,847,147        (16,316)        71,064
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,347,482      3,525,060      2,596,420     11,340,791      2,088,625      9,793,775         67,688        195,931

   3,980,228      5,926,146      9,612,794     17,870,205      6,024,851     17,610,259        224,703        394,837
          --             --             --             --             --             --             --             --
      (4,010)        (2,850)       (10,649)        (8,100)       (11,498)        (9,399)            --            (55)
  (1,052,551)      (554,991)    (4,293,084)    (2,024,270)    (4,062,042)    (3,182,765)        (6,563)        (4,795)

  (1,462,503)      (301,651)    (3,845,995)    (1,886,072)    (2,509,904)    (1,625,458)    (1,101,760)       (22,473)
          --             --             --             --             --             --             --             --
    (263,310)      (139,753)      (573,343)      (238,665)      (185,984)      (389,187)            --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   2,545,336      8,451,961      3,486,143     25,053,889      1,344,048     22,197,225       (815,932)       563,445
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   7,225,703     10,918,997      9,624,152     33,365,933     11,260,609     25,044,372       (832,248)       634,509

  24,104,535     13,185,538     73,935,590     40,569,657     74,662,302     49,617,930        832,248        197,739
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 31,330,238   $ 24,104,535   $ 83,559,742   $ 73,935,590   $ 85,922,911   $ 74,662,302   $         --   $    832,248
============   ============   ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                            Credit Suisse Trust             Delaware VIP REIT          Dreyfus VIF Appreciation
                                              Emerging Markets                  Subaccount                    Subaccount
                                                 Subaccount                  (Standard Class)              (Initial Shares)
                                        ---------------------------    ---------------------------    ---------------------------
                                            2006           2005            2006           2005            2006           2005
                                        ------------   ------------    ------------   ------------    ------------   ------------
Operations:
  Net investment income (loss) .......  $       (203)  $       (165)   $     45,177   $    (12,210)   $     (2,130)  $     (8,734)
  Realized gain (loss) ...............         2,784            791         593,448        128,705          11,390          2,753
  Change in unrealized gain (loss)
    on investments ...................         1,312          2,653        (394,249)         7,322          51,619         16,530
                                        ------------   ------------    ------------   ------------    ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      operations .....................         3,893          3,279         244,376        123,817          60,879         10,549
                                        ------------   ------------    ------------   ------------    ------------   ------------
Unit Transactions:
  Participant purchase payments ......            --             --          56,312        640,244          11,339         85,892
  Participant transfers from other
    funding options ..................            --             --         301,197        734,834          26,702         40,807
  Growth rate intra-fund transfers in             --             --              --             --              --             --
  Administrative charges .............            (5)            (6)             (2)          (215)            (43)           (43)
  Contract surrenders ................        (4,948)          (890)        (12,099)       (16,885)        (53,436)       (22,487)
  Participant transfers to other
    funding options ..................            --             --      (3,482,782)      (159,099)        (29,525)           (45)
  Growth rate intra-fund transfers out            --             --              --             --              --             --
  Other receipts/(payments) ..........            --         (1,358)        (64,360)            --              --             --
                                        ------------   ------------    ------------   ------------    ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............        (4,953)        (2,254)     (3,201,734)     1,198,879         (44,963)       104,124
                                        ------------   ------------    ------------   ------------    ------------   ------------
    Net increase (decrease) in
      net assets .....................        (1,060)         1,025      (2,957,358)     1,322,696          15,916        114,673
Net Assets:
  Beginning of year ..................        15,983         14,958       2,957,358      1,634,662         465,645        350,972
                                        ------------   ------------    ------------   ------------    ------------   ------------
  End of year ........................  $     14,923   $     15,983    $         --   $  2,957,358    $    481,561   $    465,645
                                        ============   ============    ============   ============    ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

      Dreyfus VIF Developing           FAMVS Mercury Global               FAMVS Mercury                    FTVIPT Franklin
        Leaders Subaccount          Allocation V.I. Subaccount       Value Opportunities V.I.             Income Securities
         (Initial Shares)                   (Class III)               Subaccount (Class III)             Subaccount (Class 2)
   ----------------------------    ----------------------------    ----------------------------    ----------------------------
       2006            2005            2006            2005            2006            2005            2006            2005
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   $     (8,102)   $     (7,235)   $    (12,721)   $     11,619    $    (33,169)   $    (27,980)   $     93,230    $    (14,771)
         39,499           1,249         296,508           1,355      (1,113,641)      1,763,146          56,356            (492)

        (24,311)         26,019        (130,341)        104,090       1,696,849      (1,401,269)        961,863         (15,933)
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


          7,086          20,033         153,446         117,064         550,039         333,897       1,111,449         (31,196)
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

          3,002         158,259          82,509         324,620          58,309         906,178         846,038       1,225,044

         39,904          84,120         122,903         731,892         680,886       2,186,971       6,346,431       2,500,042
             --              --              --              --              --              --              --              --
            (60)            (55)             --             (83)            (13)           (357)           (535)            (13)
        (17,324)         (2,624)         (6,708)        (10,530)        (70,740)       (131,943)       (315,248)        (26,250)

         (6,102)         (7,551)     (2,044,749)        (24,252)     (5,821,750)       (361,806)       (596,384)        (49,374)
             --              --              --              --              --              --              --              --
             --              --             199              --         (38,661)         (5,366)        (36,126)             --
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


         19,420         232,149      (1,845,846)      1,021,647      (5,191,969)      2,593,677       6,244,176       3,649,449
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

         26,506         252,182      (1,692,400)      1,138,711      (4,641,930)      2,927,574       7,355,625       3,618,253

        462,132         209,950       1,692,400         553,689       4,641,930       1,714,356       3,618,253              --
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
   $    488,638    $    462,132    $         --    $  1,692,400    $         --    $  4,641,930    $ 10,973,878    $  3,618,253
   ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                               FTVIPT Franklin           FTVIPT Franklin Small-Mid           FTVIPT Mutual
                                         Rising Dividends Securities       Cap Growth Securities           Shares Securities
                                             Subaccount (Class 2)           Subaccount (Class 2)          Subaccount (Class 2)
                                        ---------------------------    ---------------------------    ---------------------------
                                            2006           2005            2006           2005            2006           2005
                                        ------------   ------------    ------------   ------------    ------------   ------------
Operations:
  Net investment income (loss) .......  $    (38,559)  $    (33,941)   $   (131,610)  $   (120,302)   $   (110,059)  $   (123,508)
  Realized gain (loss) ...............        46,812         22,155         159,011         46,751       3,172,339         71,457
  Change in unrealized gain (loss)
    on investments ...................       464,443         76,201         403,987        310,009      (1,961,274)     1,099,902
                                        ------------   ------------    ------------   ------------    ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      operations .....................       472,696         64,415         431,388        236,458       1,101,006      1,047,851
                                        ------------   ------------    ------------   ------------    ------------   ------------
Unit Transactions:
  Participant purchase payments ......       201,756        692,688         218,492        537,732         502,567      2,584,359
  Participant transfers from other
    funding options ..................       209,847        719,643         341,747      1,207,180       1,650,078      5,541,345
  Growth rate intra-fund transfers in             --             --              --             --              --             --
  Administrative charges .............          (598)          (394)         (1,069)        (1,060)            (16)        (1,966)
  Contract surrenders ................      (110,243)       (84,770)       (627,174)      (311,605)       (187,278)      (289,960)
  Participant transfers to other
    funding options ..................      (111,418)      (124,419)       (373,709)      (372,523)    (18,464,818)      (682,383)
  Growth rate intra-fund transfers out            --             --              --             --              --             --
  Other receipts/(payments) ..........       (24,894)            --          (1,388)       (14,844)        (73,005)       (95,219)
                                        ------------   ------------    ------------   ------------    ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............       164,450      1,202,748        (443,101)     1,044,880     (16,572,472)     7,056,176
                                        ------------   ------------    ------------   ------------    ------------   ------------
    Net increase (decrease) in
      net assets .....................       637,146      1,267,163         (11,713)     1,281,338     (15,471,466)     8,104,027
Net Assets:
  Beginning of year ..................     3,157,363      1,890,200       6,756,457      5,475,119      15,471,466      7,367,439
                                        ------------   ------------    ------------   ------------    ------------   ------------
        End of year ..................  $  3,794,509   $  3,157,363    $  6,744,744   $  6,756,457    $         --   $ 15,471,466
                                        ============   ============    ============   ============    ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   FTVIPT Templeton Developing           FTVIPT Templeton                FTVIPT Templeton
        Markets Securities              Foreign Securities              Growth Securities
       Subaccount (Class 2)            Subaccount (Class 2)            Subaccount (Class 2)           High Yield Bond Trust
   ----------------------------    ----------------------------    ----------------------------    ----------------------------
       2006            2005            2006            2005            2006            2005            2006            2005
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   $   (123,586)   $    (46,062)   $   (184,484)   $   (126,064)   $    (61,751)   $    (47,816)   $     21,527    $     (6,032)
        543,642          24,613         335,409          32,308       1,541,342           6,844         (11,637)           (846)

      2,708,385       1,652,097       4,041,542       1,519,570        (719,786)        462,267          (2,503)          5,739
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      3,128,441       1,630,648       4,192,467       1,425,814         759,805         421,295           7,387          (1,139)
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      1,257,770       2,456,393       1,349,295       2,985,314         353,822       2,191,833              91         263,617

      5,224,413       4,037,336       4,369,231       6,466,908       1,278,773       3,589,870          14,312          26,470
             --              --              --              --              --              --              --              --
         (1,733)         (1,049)         (2,920)         (1,880)             (2)           (514)             --             (33)
       (454,817)       (177,047)       (873,210)       (407,405)        (90,090)       (147,014)         (4,519)         (4,918)

     (2,801,307)       (350,917)     (1,760,878)       (843,793)    (10,414,991)       (161,358)       (372,687)        (43,999)
             --              --              --              --              --              --              --              --
       (152,997)        (28,382)       (230,051)        (28,617)         (8,340)             --              --              --
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      3,071,329       5,936,334       2,851,467       8,170,527      (8,880,828)      5,472,817        (362,803)        241,137
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      6,199,770       7,566,982       7,043,934       9,596,341      (8,121,023)      5,894,112        (355,416)        239,998

     10,399,556       2,832,574      20,188,550      10,592,209       8,121,023       2,226,911         355,416         115,418
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
   $ 16,599,326    $ 10,399,556    $ 27,232,484    $ 20,188,550    $         --    $  8,121,023    $         --    $    355,416
   ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                             Janus Aspen Balanced            Janus Aspen Global            Janus Aspen Global
                                                  Subaccount              Life Sciences Subaccount       Technology Subaccount
                                               (Service Shares)               (Service Shares)              (Service Shares)
                                         --------------------------    --------------------------    --------------------------
                                             2006           2005           2006           2005           2006           2005
                                         -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) .......   $    (6,083)   $     1,202    $      (238)   $      (251)   $    (2,959)   $    (2,419)
  Realized gain (loss) ...............       185,656         44,526          1,451            298          3,324            628
  Change in unrealized gain (loss)
    on investments ...................      (146,853)        13,096           (514)         1,315          5,163         14,187
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .....................        32,720         58,824            699          1,362          5,528         12,396
                                         -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ......            --             --             --            873             --         20,722
  Participant transfers from other
    funding options ..................        88,137            490             --             --          8,837         24,357
  Growth rate intra-fund transfers in             --             --             --             --             --             --
  Administrative charges .............            (3)           (75)            (2)            (1)           (41)           (38)
  Contract surrenders ................      (331,100)      (265,903)        (1,200)          (254)       (20,571)           (70)
  Participant transfers to other
    funding options ..................      (824,809)       (17,506)        (3,188)            --         54,455         (9,731)
  Growth rate intra-fund transfers out            --             --             --             --             --             --
  Other receipts/(payments) ..........            (3)       (26,441)            --         (1,032)       (56,035)            --
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............    (1,067,778)      (309,435)        (4,390)          (414)       (13,355)        35,240
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .....................    (1,035,058)      (250,611)        (3,691)           948         (7,827)        47,636
Net Assets:
  Beginning of year ..................     1,035,058      1,285,669         14,045         13,097        146,368         98,732
                                         -----------    -----------    -----------    -----------    -----------    -----------
  End of year ........................   $        --    $ 1,035,058    $    10,354    $    14,045    $   138,541    $   146,368
                                         ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

         Janus Aspen             Janus Aspen Worldwide
  Mid Cap Growth Subaccount        Growth Subaccount             Lazard Retirement          LMPIS Dividend Strategy
       (Service Shares)             (Service Shares)            Small Cap Subaccount               Subaccount
 --------------------------    --------------------------    --------------------------    --------------------------
     2006           2005           2006           2005           2006           2005           2006           2005
 -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 $   (20,509)   $   (19,351)   $      (172)   $      (436)   $   (99,412)   $   (75,494)   $     3,014    $     2,795
      60,864          6,798            499            215        856,646        306,138         47,439          9,199

      84,089        125,835         11,675          3,042       (156,744)      (114,568)       324,251        (56,417)
 -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     124,444        113,282         12,002          2,821        600,490        116,076        374,704        (44,423)
 -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      24,242        133,890             --            329        309,922        655,053         46,127        179,969

      69,958         85,968             12         12,884      1,413,569      1,607,889        151,273        588,989
          --             --             --             --             --             --             --             --
        (260)          (281)           (29)           (23)          (618)          (454)          (638)          (580)
    (156,597)       (91,031)        (1,417)        (1,585)      (119,268)       (73,799)      (304,135)      (189,422)

    (154,399)       (23,890)          (416)          (119)    (6,838,965)      (315,191)      (133,027)      (100,284)
          --             --             --             --             --             --             --             --
     (12,095)           169             --         (3,000)       (39,019)       (10,412)       (26,854)       (23,155)
 -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    (229,151)       104,825         (1,850)         8,486     (5,274,379)     1,863,086       (267,254)       455,517
 -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    (104,707)       218,107         10,152         11,307     (4,673,889)     1,979,162        107,450        411,094

   1,244,291      1,026,184         76,901         65,594      4,673,889      2,694,727      2,473,929      2,062,835
 -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
 $ 1,139,584    $ 1,244,291    $    87,053    $    76,901    $        --    $ 4,673,889    $ 2,581,379    $ 2,473,929
 ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                          LMPIS Premier Selections       LMPVPV Small Cap Growth            LMPVPI All Cap
                                          All Cap Growth Subaccount       Opportunties Subaccount        Subaccount (Class I)
                                         --------------------------    --------------------------    --------------------------
                                             2006           2005           2006           2005           2006           2005
                                         -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) .......  $     (6,682)  $     (5,117)  $    (73,218)  $    (60,784)  $    (74,983)  $   (123,191)
  Realized gain (loss) ...............        17,404          2,260        345,984        374,699        784,937        108,213
  Change in unrealized gain (loss)
    on investments ...................         9,138         19,164        125,511       (197,939)     1,125,053        306,982
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      operations .....................        19,860         16,307        398,277        115,976      1,835,007        292,004
                                        ------------   ------------   ------------   ------------   ------------   ------------
Unit Transactions:
  Participant purchase payments ......            --         10,951         61,396        206,284         25,388        367,484
  Participant transfers from other
    funding options ..................        89,091        138,806        498,449        667,028        266,997      1,737,598
  Growth rate intra-fund transfers in             --             --             --             --             --             --
  Administrative charges .............           (99)          (109)          (639)          (643)        (2,674)        (2,793)
  Contract surrenders ................       (18,611)       (19,882)      (198,540)      (169,636)    (1,126,740)      (633,994)
  Participant transfers to other
    funding options ..................          (345)        (5,173)      (404,359)      (178,487)      (458,582)      (328,079)
  Growth rate intra-fund transfers out            --             --             --             --             --             --
  Other receipts/(payments) ..........            --             --         (3,404)       (33,953)       (28,421)      (202,994)
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............        70,036        124,593        (47,097)       490,593     (1,324,032)       937,222
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets .....................        89,896        140,900        351,180        606,569        510,975      1,229,226
Net Assets:
  Beginning of year ..................       341,570        200,670      3,666,548      3,059,979     12,348,705     11,119,479
                                        ------------   ------------   ------------   ------------   ------------   ------------
        End of year ..................  $    431,466   $    341,570   $  4,017,728   $  3,666,548   $ 12,859,680   $ 12,348,705
                                        ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

      LMPVPI All Cap               LMPVPI Investors           LMPVPI Large Cap Growth       LMPVPI Small Cap Growth
   Subaccount (Class II)         Subaccount (Class I)           Subaccount (Class I)          Subaccount (Class I)
 --------------------------    --------------------------    --------------------------    --------------------------
     2006           2005           2006           2005           2006           2005           2006           2005
 -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$     (1,238)  $         72   $    (27,207)  $    (42,704)  $     (8,683)  $     (8,961)  $    (74,591)  $    (69,373)
       6,820             69        375,926         58,042         10,292          1,129        252,635        356,418

      15,431          1,338        639,671        270,058           (352)        24,502        195,584       (177,964)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      21,013          1,479        988,390        285,396          1,257         16,670        373,628        109,081
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      31,556         33,500         42,705        544,439         27,722         66,829         29,895        224,003

      53,919         52,426        227,593        999,906         11,588         21,224        145,532        518,551
          --             --             --             --             --             --             --             --
         (21)            (2)        (1,433)        (1,368)           (43)           (48)          (557)          (656)
          --             --       (652,558)      (296,969)      (120,140)        (3,361)      (193,629)      (148,714)

        (136)            --       (458,952)      (370,815)       (20,375)        (8,864)      (204,770)      (453,837)
          --             --             --             --             --             --             --             --
          --             --        (56,381)      (155,592)            --             --        (27,871)          (411)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      85,318         85,924       (899,026)       719,601       (101,248)        75,780       (251,400)       138,936
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     106,331         87,403         89,364      1,004,997        (99,991)        92,450        122,228        248,017

      87,403             --      6,764,740      5,759,743        473,906        381,456      3,694,773      3,446,756
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    193,734   $     87,403   $  6,854,104   $  6,764,740   $    373,915   $    473,906   $  3,817,001   $  3,694,773
============   ============   ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                           LMPVPI Total Return         LMPVPII Aggressive Growth     LMPVPII Aggressive Growth
                                           Subaccount (Class II)          Subaccount (Class I)          Subaccount (Class II)
                                         --------------------------    --------------------------    --------------------------
                                             2006           2005           2006           2005           2006           2005
                                         -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) .......  $       (890)  $       (454)  $    (19,644)  $    (18,524)  $    (41,605)  $    (32,894)
  Realized gain (loss) ...............        13,689          2,997         45,415          4,480         42,377          7,475
  Change in unrealized gain (loss)
    on investments ...................        40,061          3,314         45,025         85,056        143,814        156,482
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      operations .....................        52,860          5,857         70,796         71,012        144,586        131,063
                                        ------------   ------------   ------------   ------------   ------------   ------------
Unit Transactions:
  Participant purchase payments ......        82,893        101,759             93         95,779        178,617        374,305
  Participant transfers from other
    funding options ..................        26,191         91,290         13,307         64,438         65,582        272,890
  Growth rate intra-fund transfers in             --             --             --             --             --             --
  Administrative charges .............           (50)           (38)          (106)          (106)          (159)          (137)
  Contract surrenders ................       (10,652)        (5,522)      (156,885)       (10,142)       (97,965)       (42,627)
  Participant transfers to other
    funding options ..................        (1,128)        (1,611)       (65,114)        (9,582)      (151,563)       (54,247)
  Growth rate intra-fund transfers out            --             --             --             --             --             --
  Other receipts/(payments) ..........            --             --             --         (3,791)        (8,370)            --
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............        97,254        185,878       (208,705)       136,596        (13,858)       550,184
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets .....................       150,114        191,735       (137,909)       207,608        130,728        681,247
Net Assets:
  Beginning of year ..................       461,211        269,476        970,012        762,404      1,814,880      1,133,633
                                        ------------   ------------   ------------   ------------   ------------   ------------
  End of year ........................  $    611,325   $    461,211   $    832,103   $    970,012   $  1,945,608   $  1,814,880
                                        ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

    LMPVPII Appreciation      LMPVPII Diversified Strategic     LMPVPII Equity Index       LMPVPII Fundamental Value
         Subaccount                  Income Subaccount          Subaccount (Class II)              Subaccount
 --------------------------    --------------------------    --------------------------    --------------------------
     2006           2005           2006           2005           2006           2005           2006           2005
 -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$   (187,959)  $   (205,850)  $    501,403   $    537,250   $    (90,743)  $    (58,556)  $   (127,941)  $   (323,730)
   1,116,622        138,015        (45,801)         9,987        525,978         42,446      1,917,352      2,270,929

   1,750,846        606,487        (25,105)      (452,377)     1,058,330        299,200      3,421,844       (830,463)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   2,679,509        538,652        430,497         94,860      1,493,565        283,090      5,211,255      1,116,736
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     142,335      1,922,609         12,351        740,557        203,881      2,182,989        696,218      2,597,392

     770,001      4,303,556        464,671      2,685,233        354,437      1,538,066      1,310,986      5,782,425
          --             --             --             --             --             --             --             --
      (3,938)        (3,720)        (2,290)        (2,417)        (1,641)        (1,500)        (6,351)        (6,072)
  (2,111,364)    (1,950,224)    (1,619,280)      (700,844)    (1,631,410)      (489,781)    (2,428,606)    (2,373,608)

    (724,693)      (291,038)      (780,235)      (721,766)      (568,050)      (271,624)    (1,363,927)    (1,097,652)
          --             --             --             --             --             --             --             --
    (233,634)       (35,407)      (257,872)       (88,269)       (23,002)       (45,431)      (279,957)      (213,762)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (2,161,293)     3,945,776     (2,182,655)     1,912,494     (1,665,785)     2,912,719     (2,071,637)     4,688,723
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     518,216      4,484,428     (1,752,158)     2,007,354       (172,220)     3,195,809      3,139,618      5,805,459

  22,413,202     17,928,774     14,356,999     12,349,645     12,469,832      9,274,023     36,975,222     31,169,763
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 22,931,418   $ 22,413,202   $ 12,604,841   $ 14,356,999   $ 12,297,612   $ 12,469,832   $ 40,114,840   $ 36,975,222
============   ============   ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                            LMPVPII Growth and            LMPVPIII Adjustable             LMPVPIII Aggressive
                                        Income Subaccount (Class I)      Rate Income Subaccount             Growth Subaccount
                                        ---------------------------   ---------------------------   ---------------------------
                                             2006           2005           2006           2005           2006           2005
                                        ------------   ------------   ------------   ------------   ------------   ------------
Operations:
  Net investment income (loss) .......  $     (2,303)  $     (3,149)  $    140,953   $     71,609   $ (1,015,741)  $   (849,176)
  Realized gain (loss) ...............        17,868          1,729          6,173          2,750        959,504        156,974
  Change in unrealized gain (loss)
    on investments ...................        (1,241)         4,668        (29,662)       (57,048)     3,455,259      5,266,238
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      operations .....................        14,324          3,248        117,464         17,311      3,399,022      4,574,036
                                        ------------   ------------   ------------   ------------   ------------   ------------
Unit Transactions:
  Participant purchase payments ......        17,468          6,966         61,341        522,965      1,066,551      3,949,518
  Participant transfers from other
    funding options ..................         1,172          2,193        727,423      2,443,445      2,982,688      8,371,826
  Growth rate intra-fund transfers in             --             --             --             --             --             --
  Administrative charges .............           (27)           (27)          (779)          (684)        (9,019)        (8,547)
  Contract surrenders ................       (93,043)        (5,454)      (494,572)      (377,813)    (3,485,967)    (2,055,425)
  Participant transfers to other
    funding options ..................          (779)        (6,863)      (396,479)      (355,580)    (1,931,152)    (2,033,426)
  Growth rate intra-fund transfers out            --             --             --             --             --             --
  Other receipts/(payments) ..........            --             --        (35,627)            (4)      (393,950)      (412,719)
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............       (75,209)        (3,185)      (138,693)     2,232,329     (1,770,849)     7,811,227
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets .....................       (60,885)            63        (21,229)     2,249,640      1,628,173     12,385,263
Net Assets:
  Beginning of year ..................       198,007        197,944      5,732,477      3,482,837     51,703,942     39,318,679
                                        ------------   ------------   ------------   ------------   ------------   ------------
  End of year ........................  $    137,122   $    198,007   $  5,711,248   $  5,732,477   $ 53,332,115   $ 51,703,942
                                        ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   LMPVPIII High Income         LMPVPIII International          LMPVPIII Large Cap          LMPVPIII Large Cap Value
        Subaccount             All Cap Growth Subaccount         Growth Subaccount                 Subaccount
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2006           2005           2006           2005           2006           2005           2006           2005
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$  1,253,339   $  1,353,851   $      1,035   $       (487)  $   (229,424)  $   (222,299)  $     (3,518)  $        899
     (35,866)        (1,877)        10,858           (517)       133,986         53,733         52,258          1,924

     637,648     (1,190,048)        38,057         22,147        406,457        651,713        100,677         44,712
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,855,121        161,926         49,950         21,143        311,019        483,147        149,417         47,535
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     430,645      1,868,013             --          8,481        136,941        968,178             --             --

   1,435,374      4,649,367            287            332        513,987      1,984,751          2,128            846
          --             --             --             --             --             --             --             --
      (3,726)        (3,492)          (120)          (125)        (2,436)        (2,508)          (190)          (184)
  (1,998,129)    (1,304,812)       (31,739)       (11,675)      (813,304)      (992,213)       (80,406)       (60,267)

  (1,241,175)      (822,251)        (8,521)        (5,343)      (798,554)      (757,471)      (124,933)        (7,793)
          --             --             --             --             --             --             --             --
    (102,403)      (138,222)            --             --        (47,830)        23,693        (26,421)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (1,479,414)     4,248,603        (40,093)        (8,330)    (1,011,196)     1,224,430       (229,822)       (67,398)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     375,707      4,410,529          9,857         12,813       (700,177)     1,707,577        (80,405)       (19,863)

  21,793,560     17,383,031        233,662        220,849     13,693,389     11,985,812      1,003,309      1,023,172
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 22,169,267   $ 21,793,560   $    243,519   $    233,662   $ 12,993,212   $ 13,693,389   $    922,904   $  1,003,309
============   ============   ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                          LMPVPIII Mid Cap Core          LMPVPIII Money Market       LMPVPIII Social Awareness
                                                Subaccount                     Subaccount                 Stock Subaccount
                                        ---------------------------   ---------------------------   ---------------------------
                                             2006           2005           2006           2005           2006           2005
                                        ------------   ------------   ------------   ------------   ------------   ------------
Operations:
  Net investment income (loss) .......  $   (146,282)  $   (128,533)  $    313,736   $    113,378   $       (824)  $       (694)
  Realized gain (loss) ...............     1,528,500        889,883             --             --            142            357
  Change in unrealized gain (loss)
    on investments ...................      (112,695)      (101,455)            --             --          4,318          1,812
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      operations .....................     1,269,523        659,895        313,736        113,378          3,636          1,475
                                        ------------   ------------   ------------   ------------   ------------   ------------
Unit Transactions:
  Participant purchase payments ......        52,429        862,237         92,674      5,646,924         18,700          4,016
  Participant transfers from other
    funding options ..................       113,598        974,732      9,586,524      4,535,409          5,357             --
  Growth rate intra-fund transfers in             --             --             --         44,968             --             --
  Administrative charges .............        (1,717)        (1,673)        (2,156)        (2,127)            --             --
  Contract surrenders ................      (780,806)      (721,769)    (3,697,434)    (1,249,713)            --             --
  Participant transfers to other
    funding options ..................      (393,772)      (388,403)    (5,965,844)   (10,531,285)            --             --
  Growth rate intra-fund transfers out            --             --             --        (44,968)            --             --
  Other receipts/(payments) ..........       (45,011)       (21,775)       (69,939)      (333,689)            --             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............    (1,055,279)       703,349        (56,175)    (1,934,481)        24,057          4,016
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets .....................       214,244      1,363,244        257,561     (1,821,103)        27,693          5,491
Net Assets:
  Beginning of year ..................    10,569,542      9,206,298     11,097,312     12,918,415         49,100         43,609
                                        ------------   ------------   ------------   ------------   ------------   ------------
  End of year ........................  $ 10,783,786   $ 10,569,542   $ 11,354,873   $ 11,097,312   $     76,793   $     49,100
                                        ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

LMPVPIV Multiple Discipline    LMPVPIV Multiple Discipline  LMPVPIV Multiple Discipline   LMPVPIV Multiple Discipline
     Subaccount-All Cap        Subaccount-Balanced All Cap   Subaccount-Global All Cap        Subaccount-Large Cap
      Growth and Value               Growth and Value             Growth and Value              Growth and Value
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2006           2005           2006           2005           2006           2005           2006           2005
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$ (1,043,066)  $ (1,031,720)  $   (339,707)  $   (374,943)  $   (218,099)  $   (215,459)  $   (141,599)  $   (126,909)
   4,532,733      1,694,949      2,803,653        732,004      1,037,818        320,100        426,313        188,179

   4,566,097      2,065,087      3,199,529      1,439,788      2,479,199      1,124,891        751,241        183,576
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   8,055,764      2,728,316      5,663,475      1,796,849      3,298,918      1,229,532      1,035,955        244,846
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,851,577      6,457,039        392,154      6,273,342        829,749      4,205,123        237,600      1,355,065

   3,424,863     22,073,144      4,789,255     21,893,447      2,710,311      8,281,753        397,177      3,439,379
          --             --             --             --             --             --             --             --
     (11,771)       (10,626)       (11,817)        (9,928)        (3,392)        (2,621)        (1,922)        (1,706)
  (4,370,342)    (2,160,686)    (5,952,150)    (2,331,996)    (1,026,178)      (777,394)    (1,008,825)      (315,309)

  (5,276,522)    (4,352,250)    (2,716,798)    (3,099,558)    (1,492,222)      (878,131)      (834,911)      (599,084)
          --             --             --             --             --             --             --             --
    (464,746)      (392,005)      (622,821)      (355,156)       (71,080)      (227,912)       (43,330)       (47,047)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (4,846,941)    21,614,616     (4,122,177)    22,370,151        947,188     10,600,818     (1,254,211)     3,831,298
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,208,823     24,342,932      1,541,298     24,167,000      4,246,106     11,830,350       (218,256)     4,076,144

  74,356,961     50,014,029     71,186,641     47,019,641     24,289,862     12,459,512     11,380,335      7,304,191
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 77,565,784   $ 74,356,961   $ 72,727,939   $ 71,186,641   $ 28,535,968   $ 24,289,862   $ 11,162,079   $ 11,380,335
============   ============   ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                       Lord Abbett Growth and Income   Lord Abbett Mid-Cap Value
                                           Subaccount (Class VC)          Subaccount (Class VC)         Managed Assets Trust
                                        ---------------------------   ---------------------------   ---------------------------
                                             2006           2005           2006           2005           2006           2005
                                        ------------   ------------   ------------   ------------   ------------   ------------
Operations:
  Net investment income (loss) .......  $    (59,891)  $    (49,084)  $   (196,816)  $   (120,661)  $      4,092   $     (1,689)
  Realized gain (loss) ...............       314,307        399,630      1,089,933        692,059          4,472            534
  Change in unrealized gain (loss)
    on investments ...................       749,952       (205,281)       276,668         64,207         (3,060)         3,603
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      operations .....................     1,004,368        145,265      1,169,785        635,605          5,504          2,448
                                        ------------   ------------   ------------   ------------   ------------   ------------
Unit Transactions:
  Participant purchase payments ......       186,683      1,287,091        382,439      2,816,158          7,592         49,512
  Participant transfers from other
    funding options ..................       792,796      1,680,060      1,296,995      4,768,107        140,737          5,888
  Growth rate intra-fund transfers in             --             --             --             --             --             --
  Administrative charges .............          (869)          (645)        (1,348)          (984)            --            (13)
  Contract surrenders ................      (416,983)      (214,809)      (558,804)      (124,962)        (4,604)        (1,000)
  Participant transfers to other
    funding options ..................      (291,363)       (85,607)    (1,350,775)      (436,909)      (255,136)            --
  Growth rate intra-fund transfers out            --             --             --             --             --             --
  Other receipts/(payments) ..........            --        (18,567)       (66,179)        (9,751)            --             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............       270,264      2,647,523       (297,672)     7,011,659       (111,411)        54,387
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets .....................     1,274,632      2,792,788        872,113      7,647,264       (105,907)        56,835
Net Assets:
  Beginning of year ..................     6,636,083      3,843,295     12,136,747      4,489,483        105,907         49,072
                                        ------------   ------------   ------------   ------------   ------------   ------------
  End of year ........................  $  7,910,715   $  6,636,083   $ 13,008,860   $ 12,136,747   $         --   $    105,907
                                        ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

 MIST Batterymarch Mid-Cap    MIST BlackRock High Yield   MIST BlackRock Large-Cap Core  MIST Dreman Small-Cap Value
 Stock Subaccount (Class A)      Subaccount (Class A)          Subaccount (Class A)          Subaccount (Class A)
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2006           2005           2006           2005           2006           2005           2006           2005
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$    (10,078)  $         --   $    (15,694)  $         --   $    (24,689)  $         --   $     (2,111)  $         --
      (4,906)            --          1,317             --          7,547             --          6,278             --

     (27,465)            --         68,489             --        124,773             --         42,316             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     (42,449)            --         54,112             --        107,631             --         46,483             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

       1,679             --         26,202             --         40,575             --         39,123             --

     808,198             --      1,124,026             --      2,167,658             --        661,212             --
          --             --             --             --             --             --             --             --
         (73)            --            (97)            --           (356)            --            (23)            --
     (47,628)            --        (33,325)            --       (153,935)            --         (6,166)            --

        (551)            --        (29,055)            --       (162,949)            --       (232,516)            --
          --             --             --             --             --             --             --             --
          --             --             --             --        (32,277)            --           (906)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     761,625             --      1,087,751             --      1,858,716             --        460,724             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     719,176             --      1,141,863             --      1,966,347             --        507,207             --

          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    719,176   $         --   $  1,141,863   $         --   $  1,966,347   $         --   $    507,207   $         --
============   ============   ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                           MIST Harris Oakmark             MIST Janus Capital         MIST Legg Mason Partners
                                         International Subaccount       Appreciation Subaccount       Managed Assets Subaccount
                                                 (Class A)                      (Class A)                     (Class A)
                                        ---------------------------   ---------------------------   ---------------------------
                                             2006           2005           2006           2005           2006           2005
                                        ------------   ------------   ------------   ------------   ------------   ------------
Operations:
  Net investment income (loss) .......  $    (92,088)  $         --   $    (12,761)  $         --   $     (3,314)  $         --
  Realized gain (loss) ...............        12,427             --         (4,156)            --             84             --
  Change in unrealized gain (loss)
    on investments ...................       749,109             --         36,086             --         16,629             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      operations .....................       669,448             --         19,169             --         13,399             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
Unit Transactions:
  Participant purchase payments ......        49,752             --          6,787             --             --             --
  Participant transfers from other
    funding options ..................     7,774,836             --      1,015,010             --        256,349             --
  Growth rate intra-fund transfers in             --             --             --             --             --             --
  Administrative charges .............          (805)            --           (195)            --            (26)            --
  Contract surrenders ................      (257,036)            --        (25,584)            --         (9,129)            --
  Participant transfers to other
    funding options ..................      (664,950)            --       (113,623)            --           (440)            --
  Growth rate intra-fund transfers out            --             --             --             --             --             --
  Other receipts/(payments) ..........       (57,301)            --             --             --             --             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............     6,844,496             --        882,395             --        246,754             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets .....................     7,513,944             --        901,564             --        260,153             --
Net Assets:
  Beginning of year ..................            --             --             --             --             --             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
  End of year ........................  $  7,513,944   $         --   $    901,564   $         --   $    260,153   $         --
                                        ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

  MIST Lord Abbett Bond             MIST Lord Abbett              MIST Lord Abbett           MIST Met/AIM Capital
   Debenture Subaccount       Growth and Income Subaccount    Mid-Cap Value Subaccount      Appreciation Subaccount
         (Class A)                      (Class B)                     (Class B)                    (Class A)
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2006           2005           2006           2005           2006           2005           2006           2005
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$    (35,764)  $         --   $   (301,450)  $         --   $     (2,934)  $         --   $    (27,271)  $         --
      (1,289)            --         39,989             --            847             --        276,296             --

     131,545             --      1,848,116             --         38,128             --       (289,262)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      94,492             --      1,586,655             --         36,041             --        (40,237)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

          --             --        184,822             --          3,743             --         34,936             --

   3,045,505             --     23,499,011             --        441,618             --      2,456,745             --
          --             --             --             --             --             --             --             --
        (206)            --         (3,475)            --            (21)            --           (607)            --
    (494,040)            --     (1,056,918)            --         (3,037)            --        (96,613)            --

    (270,093)            --       (720,889)            --        (58,932)            --        (18,257)            --
          --             --             --             --             --             --             --             --
          --             --       (214,052)            --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   2,281,166             --     21,688,499             --        383,371             --      2,376,204             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   2,375,658             --     23,275,154             --        419,412             --      2,335,967             --

          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  2,375,658   $         --   $ 23,275,154   $         --   $    419,412   $         --   $  2,335,967   $         --
============   ============   ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                            MIST Met/AIM Small Cap                                       MIST Neuberger Berman
                                               Growth Subaccount         MIST MFS(R) Value Subaccount    Real Estate Subaccount
                                                   (Class A)                      (Class A)                     (Class A)
                                        ---------------------------   ---------------------------   ---------------------------
                                             2006           2005           2006           2005           2006           2005
                                        ------------   ------------   ------------   ------------   ------------   ------------
Operations:
  Net investment income (loss) .......  $     (1,063)  $         --   $       (352)  $         --   $    (58,879)  $         --
  Realized gain (loss) ...............           960             --        231,873             --         40,541             --
  Change in unrealized gain (loss)
    on investments ...................           564             --        255,319             --        814,393             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      operations .....................           461             --        486,840             --        796,055             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
Unit Transactions:
  Participant purchase payments ......            --             --         12,086             --         85,809             --
  Participant transfers from other
    funding options ..................        92,892             --      5,350,781             --      4,280,644             --
  Growth rate intra-fund transfers in             --             --             --             --             --             --
  Administrative charges .............           (12)            --           (684)            --           (385)            --
  Contract surrenders ................            --             --       (185,667)            --       (116,910)            --
  Participant transfers to other
    funding options ..................        (7,140)            --       (335,124)            --       (326,320)            --
  Growth rate intra-fund transfers out            --             --             --             --             --             --
  Other receipts/(payments) ..........          (914)            --         (1,012)            --        (16,993)            --
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............        84,826             --      4,840,380             --      3,905,845             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets .....................        85,287             --      5,327,220             --      4,701,900             --
Net Assets:
  Beginning of year ..................            --             --             --             --             --             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
  End of year ........................  $     85,287   $         --   $  5,327,220   $         --   $  4,701,900   $         --
                                        ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

 MIST Oppenheimer Capital                                      MIST Pioneer Mid-Cap        MIST Pioneer Strategic
 Appreciation Subaccount     MIST Pioneer Fund Subaccount        Value Subaccount             Income Subaccount
         (Class B)                     (Class A)                     (Class A)                    (Class A)
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2006           2005           2006           2005           2006           2005           2006           2005
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$    (21,659)  $         --   $    (33,078)  $         --   $       (581)  $         --   $    382,405   $         --
      (4,433)            --           (142)            --          1,338             --         15,711             --

      46,460             --        206,417             --          4,304             --        (32,988)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      20,368             --        173,197             --          5,061             --        365,128             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      93,071             --             --             --             --             --        170,349             --

   1,563,388             --      2,681,815             --         66,388             --     12,365,222             --
          --             --             --             --             --             --             --             --
        (123)            --           (290)            --            (11)            --         (1,125)            --
     (32,594)            --        (40,412)            --           (410)            --       (487,422)            --

     (31,781)            --       (243,567)            --         (8,006)            --       (422,814)            --
          --             --             --             --             --             --             --             --
          --             --             --             --             --             --       (246,175)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,591,961             --      2,397,546             --         57,961             --     11,378,035             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,612,329             --      2,570,743             --         63,022             --     11,743,163             --

          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,612,329   $         --   $  2,570,743   $         --   $     63,022   $         --   $ 11,743,163   $         --
============   ============   ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                              MIST Third Avenue                MSF BlackRock
                                               Small Cap Value               Aggressive Growth       MSF BlackRock Bond Income
                                             Subaccount (Class B)           Subaccount (Class D)        Subaccount (Class A)
                                        ---------------------------   ---------------------------   ---------------------------
                                             2006           2005           2006           2005           2006           2005
                                        ------------   ------------   ------------   ------------   ------------   ------------
Operations:
  Net investment income (loss) .......  $    (90,720)  $         --   $    (38,207)  $         --   $    (17,103)  $         --
  Realized gain (loss) ...............       (10,355)            --        (23,462)            --          3,000             --
  Change in unrealized gain (loss)
    on investments ...................       352,377             --        (29,542)            --         56,066             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      operations .....................       251,302             --        (91,211)            --         41,963             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
Unit Transactions:
  Participant purchase payments ......        26,332             --         90,428             --         31,609             --
  Participant transfers from other
    funding options ..................    12,193,197             --      3,249,252             --      1,443,087             --
  Growth rate intra-fund transfers in             --             --             --             --             --             --
  Administrative charges .............          (624)            --           (461)            --           (131)            --
  Contract surrenders ................      (225,661)            --       (142,896)            --       (217,161)            --
  Participant transfers to other
    funding options ..................      (520,326)            --       (190,942)            --        (29,496)            --
  Growth rate intra-fund transfers out            --             --             --             --             --             --
  Other receipts/(payments) ..........        (4,743)            --           (851)            --             --             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............    11,468,175             --      3,004,530             --      1,227,908             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets .....................    11,719,477             --      2,913,319             --      1,269,871             --
Net Assets:
  Beginning of year ..................            --             --             --             --             --             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
        End of year ..................  $ 11,719,477   $         --   $  2,913,319   $         --   $  1,269,871   $         --
                                        ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                               MSF Capital Guardian
 MSF BlackRock Bond Income     MSF BlackRock Money Market          U.S. Equity                  MSF FI Large Cap
    Subaccount (Class E)          Subaccount (Class A)         Subaccount (Class A)           Subaccount (Class A)
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2006           2005           2006           2005           2006           2005           2006           2005
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$   (219,713)  $         --   $     45,157   $         --   $    (13,960)  $         --   $    (54,785)  $         --
      52,458             --             --             --            664             --        (22,364)            --

     739,181             --             --             --         37,953             --        110,226             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     571,926             --         45,157             --         24,657             --         33,077             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     135,299             --      1,015,489             --          7,250             --            613             --

  17,718,329             --      3,710,463             --      1,195,415             --      4,696,260             --
          --             --             --             --             --             --             --             --
      (2,896)            --           (328)            --            (91)            --           (871)            --
  (1,498,748)            --       (802,181)            --        (55,263)            --       (201,303)            --

    (804,475)            --     (1,775,371)            --       (244,607)            --       (226,173)            --
          --             --             --             --             --             --             --             --
    (127,755)            --             --             --        (31,013)            --        (17,922)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  15,419,754             --      2,148,072             --        871,691             --      4,250,604             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  15,991,680             --      2,193,229             --        896,348             --      4,283,681             --

          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 15,991,680   $         --   $  2,193,229   $         --   $    896,348   $         --   $  4,283,681   $         --
============   ============   ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                         MSF MetLife Aggressive             MSF MetLife
                                           MSF FI Value Leaders          Allocation Subaccount        Conservative Allocation
                                           Subaccount (Class D)                 (Class B)               Subaccount (Class B)
                                        ---------------------------   ---------------------------   ---------------------------
                                             2006           2005           2006           2005           2006           2005
                                        ------------   ------------   ------------   ------------   ------------   ------------
Operations:
  Net investment income (loss) .......  $   (207,402)  $         --   $     (8,438)  $         --   $    (15,018)  $         --
  Realized gain (loss) ...............       (57,109)            --             40             --         19,034             --
  Change in unrealized gain (loss)
    on investments ...................       571,390             --         56,204             --         55,250             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      operations .....................       306,879             --         47,806             --         59,266             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
Unit Transactions:
  Participant purchase payments ......        75,827             --         54,717             --             --             --
  Participant transfers from other
    funding options ..................    17,470,279             --        679,979             --      1,470,929             --
  Growth rate intra-fund transfers in             --             --             --             --             --             --
  Administrative charges .............        (3,246)            --           (119)            --            (61)            --
  Contract surrenders ................    (1,159,608)            --             --             --       (465,193)            --
  Participant transfers to other
    funding options ..................      (653,224)            --            (30)            --        (81,508)            --
  Growth rate intra-fund transfers out            --             --             --             --             --             --
  Other receipts/(payments) ..........       (49,681)            --             --             --        (13,773)            --
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............    15,680,347             --        734,547             --        910,394             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets .....................    15,987,226             --        782,353             --        969,660             --
Net Assets:
  Beginning of year ..................            --             --             --             --             --             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
  End of year ........................  $ 15,987,226   $         --   $    782,353   $         --   $    969,660   $         --
                                        ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

  MSF MetLife Conservative            MSF MetLife              MSF MetLife Moderate
   to Moderate Allocation         Moderate Allocation        to Aggressive Allocation       MSF MFS(R) Total Return
    Subaccount (Class B)          Subaccount (Class B)         Subaccount (Class B)          Subaccount (Class F)
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2006           2005           2006           2005           2006           2005           2006           2005
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$     (8,688)  $         --   $    (23,866)  $         --   $    (27,918)  $         --   $   (629,726)  $         --
       1,460             --          3,604             --          4,400             --         68,573             --

      44,691             --        109,842             --        144,876             --      3,601,556             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      37,463             --         89,580             --        121,358             --      3,040,403             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

          --             --         20,145             --         50,964             --        374,853             --

     712,639             --      2,008,675             --      2,787,322             --     50,593,648             --
          --             --             --             --             --             --             --             --
         (87)            --           (388)            --           (190)            --         (8,845)            --
      (4,770)            --        (33,204)            --       (101,620)            --     (4,047,295)            --

     (25,943)            --       (244,744)            --       (607,280)            --     (1,340,804)            --
          --             --             --             --             --             --             --             --
          --             --             --             --             --             --       (144,424)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     681,839             --      1,750,484             --      2,129,196             --     45,427,133             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     719,302             --      1,840,064             --      2,250,554             --     48,467,536             --

          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    719,302   $         --   $  1,840,064   $         --   $  2,250,554   $         --   $ 48,467,536   $         --
============   ============   ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                               MSF Oppenheimer               MSF T. Rowe Price             MSF Western Asset
                                                Global Equity                 Large Cap Growth         Management High Yield Bond
                                             Subaccount (Class B)           Subaccount (Class B)          Subaccount (Class A)
                                        ---------------------------   ---------------------------   ---------------------------
                                             2006           2005           2006           2005           2006           2005
                                        ------------   ------------   ------------   ------------   ------------   ------------
Operations:
       Net investment income (loss) ..  $   (198,070)  $         --   $    (27,789)  $         --   $     (5,224)  $         --
  Realized gain (loss) ...............       (16,684)            --          1,897             --            427             --
  Change in unrealized gain (loss)
    on investments ...................     1,005,886             --        174,745             --         24,907             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      operations .....................       791,132             --        148,853             --         20,110             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
Unit Transactions:
  Participant purchase payments ......       184,922             --             --             --             --             --
  Participant transfers from other
    funding options ..................    16,067,317             --      2,316,052             --        375,747             --
  Growth rate intra-fund transfers in             --             --             --             --             --             --
  Administrative charges .............        (1,506)            --           (350)            --            (48)            --
  Contract surrenders ................      (332,173)            --       (147,443)            --        (16,519)            --
  Participant transfers to other
    funding options ..................      (866,220)            --        (28,904)            --        (16,654)            --
  Growth rate intra-fund transfers out            --             --             --             --             --             --
  Other receipts/(payments) ..........       (91,759)            --         (3,938)            --             --             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............    14,960,581             --      2,135,417             --        342,526             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets .....................    15,751,713             --      2,284,270             --        362,636             --
Net Assets:
  Beginning of year ..................            --             --             --             --             --             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
  End of year ........................  $ 15,751,713   $         --   $  2,284,270   $         --   $    362,636   $         --
                                        ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

     MSF Western Asset                                         Oppenheimer Capital            Oppenheimer Global
 Management U.S. Government                                 Appreciation Subaccount/VA     Securities Subaccount/VA
    Subaccount (Class A)       Money Market Portfolio            (Service Shares)              (Service Shares)
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2006           2005           2006           2005           2006           2005           2006           2005
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$     (3,597)  $         --   $     15,162   $     14,717   $     (7,263)  $    (16,581)  $      3,813   $    (21,764)
         160             --             --             --        169,036          1,614        524,640          4,935

      11,114             --             --             --       (101,726)        61,227       (347,062)       231,533
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       7,677             --         15,162         14,717         60,047         46,260        181,391        214,704
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

          --             --         13,126        699,214         74,100        334,054        126,210        351,527

     260,225             --        680,540      1,251,290         12,821        255,921         37,858        508,124
          --             --             --             --             --             --             --             --
         (16)            --             (7)          (240)            --            (80)            --           (129)
      (6,262)            --        (13,256)       (16,150)        (3,320)       (16,041)        (8,130)       (17,978)

      (1,840)            --     (2,501,128)    (1,555,830)    (1,509,503)       (36,817)    (2,386,300)       (35,429)
          --             --             --             --             --             --             --             --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     252,107             --     (1,820,725)       378,284     (1,425,902)       537,037     (2,230,362)       806,115
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     259,784             --     (1,805,563)       393,001     (1,365,855)       583,297     (2,048,971)     1,020,819

          --             --      1,805,563      1,412,562      1,365,855        782,558      2,048,971      1,028,152
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    259,784   $         --   $         --   $  1,805,563   $         --   $  1,365,855   $         --   $  2,048,971
============   ============   ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                Oppenheimer                   PIMCO VIT Real               PIMCO VIT Total
                                         Main Street/VA Subaccount          Return Subaccount             Return Subaccount
                                              (Service Shares)            (Administrative Class)        (Administrative Class)
                                        ---------------------------   ---------------------------   ---------------------------
                                             2006           2005           2006           2005           2006           2005
                                        ------------   ------------   ------------   ------------   ------------   ------------
Operations:
  Net investment income (loss) .......  $        593   $     (2,057)  $    448,319   $    142,608   $  1,556,242   $    879,950
  Realized gain (loss) ...............        24,237          1,209        454,809        198,376        107,194      1,014,327
  Change in unrealized gain (loss)
    on investments ...................       (13,409)         8,380     (1,120,868)      (315,814)      (531,330)    (1,633,361)
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      operations .....................        11,421          7,532       (217,740)        25,170      1,132,106        260,916
                                        ------------   ------------   ------------   ------------   ------------   ------------
Unit Transactions:
  Participant purchase payments ......        10,678         92,976        391,091      3,482,696      1,151,050      5,739,777
  Participant transfers from other
    funding options ..................         7,338         42,552      3,398,898      7,725,934      7,331,646     17,747,559
  Growth rate intra-fund transfers in             --             --             --             --             --             --
  Administrative charges .............            --            (60)        (2,200)        (1,653)        (9,998)        (9,594)
  Contract surrenders ................        (2,146)          (492)      (813,134)      (387,914)    (7,527,956)    (4,509,628)
  Participant transfers to other
    funding options ..................      (230,617)       (27,597)    (1,730,197)    (1,827,013)    (3,183,837)    (2,691,582)
  Growth rate intra-fund transfers out            --             --             --             --             --             --
  Other receipts/(payments) ..........            --             --       (124,470)       (59,400)      (723,933)      (608,609)
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............      (214,747)       107,379      1,119,988      8,932,650     (2,963,028)    15,667,923
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets .....................      (203,326)       114,911        902,248      8,957,820     (1,830,922)    15,928,839
Net Assets:
  Beginning of year ..................       203,326         88,415     18,405,889      9,448,069     62,693,868     46,765,029
                                        ------------   ------------   ------------   ------------   ------------   ------------
        End of year ..................  $         --   $    203,326   $ 19,308,137   $ 18,405,889   $ 60,862,946   $ 62,693,868
                                        ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

Pioneer America Income VCT      Pioneer AmPac Growth VCT       Pioneer Balanced VCT        Pioneer Cullen Value VCT
   Subaccount (Class II)          Subaccount (Class II)        Subaccount (Class II)         Subaccount (Class II)
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2006           2005           2006           2005           2006           2005           2006           2005
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$     33,812   $     24,122   $     (1,391)  $     (2,090)  $       (449)  $     (1,251)  $    (10,037)  $     (2,160)
      (7,152)          (671)        20,587             85         49,594            234          3,390            133

      (5,753)       (27,672)        (3,956)         1,126        (15,653)         9,096         75,324         15,783
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      20,907         (4,221)        15,240           (879)        33,492          8,079         68,677         13,756
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     105,733        295,347         20,982         13,417         94,777        117,349        351,028        136,320

     429,914        346,995         18,701          3,532         82,368         27,548        133,561         94,269
          --             --             --             --             --             --             --             --
        (202)          (131)            (6)            (7)          (119)           (87)           (49)            (4)
     (93,029)       (37,153)        (3,032)          (584)        (6,487)        (3,608)       (15,066)          (565)

    (113,198)       (17,099)      (168,809)            --       (671,652)          (875)       (16,992)          (276)
          --             --             --             --             --             --             --             --
          --             --             --             --             --             --         (6,524)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     329,218        587,959       (132,164)        16,358       (501,113)       140,327        445,958        229,744
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     350,125        583,738       (116,924)        15,479       (467,621)       148,406        514,635        243,500

   1,271,036        687,298        116,924        101,445        467,621        319,215        243,500             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,621,161   $  1,271,036   $         --   $    116,924   $         --   $    467,621   $    758,135   $    243,500
============   ============   ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                             Pioneer Emerging                                              Pioneer Equity
                                               Markets VCT             Pioneer Equity Income VCT          Opportunity VCT
                                           Subaccount (Class II)          Subaccount (Class II)         Subaccount (Class II)
                                        ---------------------------   ---------------------------   ---------------------------
                                             2006           2005           2006           2005           2006           2005
                                        ------------   ------------   ------------   ------------   ------------   ------------
Operations:
  Net investment income (loss) .......  $    (13,543)  $     (6,971)  $      4,805   $      1,491   $       (770)  $       (196)
  Realized gain (loss) ...............       123,330         10,461         61,960          6,505          1,433              1
  Change in unrealized gain (loss)
    on investments ...................        83,718        129,472        302,351         40,670          8,023            742
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      operations .....................       193,505        132,962        369,116         48,666          8,686            547
                                        ------------   ------------   ------------   ------------   ------------   ------------
Unit Transactions:
  Participant purchase payments ......       143,276        198,005        189,465        402,705         32,862         29,989
  Participant transfers from other
    funding options ..................        53,623         61,892        101,983        481,914             --             --
  Growth rate intra-fund transfers in             --             --             --             --             --             --
  Administrative charges .............           (54)           (31)          (272)          (174)            (3)            --
  Contract surrenders ................       (82,489)        (2,012)       (74,504)       (61,786)        (9,636)            --
  Participant transfers to other
    funding options ..................      (110,005)       (44,655)       (86,323)       (48,770)            --             --
  Growth rate intra-fund transfers out            --             --             --             --             --             --
  Other receipts/(payments) ..........       (17,147)            --        (14,961)            --           (738)            --
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............       (12,796)       213,199        115,388        773,889         22,485         29,989
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets .....................       180,709        346,161        484,504        822,555         31,171         30,536
Net Assets:
  Beginning of year ..................       604,206        258,045      1,799,977        977,422         30,536             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
  End of year ........................  $    784,915   $    604,206   $  2,284,481   $  1,799,977   $     61,707   $     30,536
                                        ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   Pioneer Europe VCT              Pioneer Fund VCT        Pioneer Global High Yield VCT   Pioneer Growth Shares VCT
  Subaccount (Class II)          Subaccount (Class II)          Subaccount (Class II)         Subaccount (Class II)
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2006           2005           2006           2005           2006           2005           2006           2005
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$       (296)  $     (1,432)  $    (17,714)  $    (15,665)  $     75,079   $     11,880   $     (2,657)  $     (1,588)
      43,430            455         72,696          9,040         12,087            173            516            292

     (14,279)         6,355        127,550         63,805         61,027          6,383         10,832          2,536
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      28,855          5,378        182,532         57,180        148,193         18,436          8,691          1,240
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      14,477         40,103        128,595        229,495        360,593        183,004         20,131            524

       6,332          1,003        110,389        167,112      1,194,905        679,428          4,068          5,455
          --             --             --             --             --             --             --             --
         (17)            (5)          (181)          (132)           (43)            --            (17)           (13)
     (11,355)        (1,644)      (116,611)       (15,978)       (38,699)        (8,609)        (2,490)        (1,416)

    (141,703)           (69)      (318,253)       (97,892)       (74,736)            --         (1,217)        (2,941)
          --             --             --             --             --             --             --             --
      (3,441)            --        (27,554)            --           (729)            --             --         (1,007)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


    (135,707)        39,388       (223,615)       282,605      1,441,291        853,823         20,475            602
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

    (106,852)        44,766        (41,083)       339,785      1,589,484        872,259         29,166          1,842

     106,852         62,086      1,499,803      1,160,018        872,259             --        109,026        107,184
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$         --   $    106,852   $  1,458,720   $  1,499,803   $  2,461,743   $    872,259   $    138,192   $    109,026
============   ============   ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                             Pioneer Ibbotson              Pioneer Ibbotson
                                           Pioneer High Yield VCT       Aggressive Allocation VCT       Growth Allocation VCT
                                            Subaccount (Class II)          Subaccount (Class II)         Subaccount (Class II)
                                        ---------------------------   ---------------------------   ---------------------------
                                             2006           2005           2006           2005           2006           2005
                                        ------------   ------------   ------------   ------------   ------------   ------------
Operations:
  Net investment income (loss) .......  $     75,214   $     60,767   $    (10,583)  $       (745)  $   (106,901)  $     (1,863)
  Realized gain (loss) ...............        13,653         49,184          4,412             14         18,364          4,509
  Change in unrealized gain (loss)
    on investments ...................        53,393       (116,416)        64,013          3,775        659,563          6,466
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      operations .....................       142,260         (6,465)        57,842          3,044        571,026          9,112
                                        ------------   ------------   ------------   ------------   ------------   ------------
Unit Transactions:
  Participant purchase payments ......       149,150        583,185        194,670             --      9,352,369         15,375
  Participant transfers from other
    funding options ..................       381,734        793,587        409,455        231,026      2,006,779        269,242
  Growth rate intra-fund transfers in             --             --             --             --             --             --
  Administrative charges .............          (422)          (307)           (30)            (2)          (112)           (14)
  Contract surrenders ................       (58,670)       (85,783)            --             --       (248,049)            --
  Participant transfers to other
    funding options ..................      (397,780)      (420,366)      (106,091)           (81)        (5,075)      (104,701)
  Growth rate intra-fund transfers out            --             --             --             --             --             --
  Other receipts/(payments) ..........            --             --         (5,575)            --             --             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............        74,012        870,316        492,429        230,943     11,105,912        179,902
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets .....................       216,272        863,851        550,271        233,987     11,676,938        189,014
Net Assets:
  Beginning of year ..................     2,345,857      1,482,006        233,987             --        189,014             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
        End of year ..................  $  2,562,129   $  2,345,857   $    784,258   $    233,987   $ 11,865,952   $    189,014
                                        ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

     Pioneer Ibbotson            Pioneer International                                         Pioneer Oak Ridge
 Moderate Allocation VCT               Value VCT            Pioneer Mid Cap Value VCT        Large Cap Growth VCT
   Subaccount (Class II)          Subaccount (Class II)        Subaccount (Class II)         Subaccount (Class II)
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2006           2005           2006           2005           2006           2005           2006           2005
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$    (46,858)  $     (6,654)  $     (9,499)  $     (6,000)  $    (37,010)  $    (21,868)  $    (18,226)  $     (7,099)
      48,138          1,498         13,941          1,720        439,162         68,522         23,167            507

     246,643         20,813         91,145         50,107       (227,393)        20,535         16,256         47,372
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     247,923         15,657         95,587         45,827        174,759         67,189         21,197         40,780
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,520,791        831,461         89,422         46,647        268,678        375,558        195,387        215,330

   1,232,504        143,418        218,487         85,395         49,968        484,151        435,363        265,236
          --             --             --             --             --             --             --             --
        (194)           (13)           (76)           (34)          (135)           (91)          (104)           (47)
    (767,636)       (80,201)       (17,405)        (2,856)       (30,897)       (15,949)        (9,285)        (1,161)

     (97,343)            --        (42,970)        (2,650)       (71,487)       (62,492)      (117,857)        (1,842)
          --             --             --             --             --             --             --             --
          --             --             --             --             --             --        (18,977)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   3,888,122        894,665        247,458        126,502        216,127        781,177        484,527        477,516
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   4,136,045        910,322        343,045        172,329        390,886        848,366        505,724        518,296

     910,322             --        404,145        231,816      1,587,677        739,311        618,202         99,906
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  5,046,367   $    910,322   $    747,190   $    404,145   $  1,978,563   $  1,587,677   $  1,123,926   $    618,202
============   ============   ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                          Pioneer Real Estate         Pioneer Small and Mid Cap         Pioneer Small Cap
                                          Shares VCT Subaccount          Growth VCT Subaccount         Value VCT Subaccount
                                               (Class II)                     (Class II)                    (Class II)
                                        ---------------------------   ---------------------------   ---------------------------
                                             2006           2005           2006           2005           2006           2005
                                        ------------   ------------   ------------   ------------   ------------   ------------
Operations:
  Net investment income (loss) .......  $      1,517   $      5,209   $    (16,064)  $    (11,460)  $    (14,777)  $     (8,459)
  Realized gain (loss) ...............        55,655         34,057          5,201            468         51,361         16,212
  Change in unrealized gain (loss)
    on investments ...................       133,120         33,395         50,268         29,714         37,669         28,645
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      operations .....................       190,292         72,661         39,405         18,722         74,253         36,398
                                        ------------   ------------   ------------   ------------   ------------   ------------
Unit Transactions:
  Participant purchase payments ......       104,281        216,169        108,790        218,945        126,619        180,781
  Participant transfers from other
    funding options ..................       124,172         23,580         54,395         99,630        153,985        291,669
  Growth rate intra-fund transfers in             --             --             --             --             --             --
  Administrative charges .............          (318)          (189)           (28)           (26)           (37)           (21)
  Contract surrenders ................       (28,360)       (11,272)       (16,865)        (2,588)       (19,136)        (7,148)
  Participant transfers to other
    funding options ..................       (67,712)      (118,475)       (33,432)        (1,311)      (231,891)       (48,011)
  Growth rate intra-fund transfers out            --             --             --             --             --             --
  Other receipts/(payments) ..........       (15,654)            --             --             --        (15,328)            --
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............       116,409        109,813        112,860        314,650         14,212        417,270
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets .....................       306,701        182,474        152,265        333,372         88,465        453,668
Net Assets:
  Beginning of year ..................       525,139        342,665        651,533        318,161        662,092        208,424
                                        ------------   ------------   ------------   ------------   ------------   ------------
  End of year ........................  $    831,840   $    525,139   $    803,798   $    651,533   $    750,557   $    662,092
                                        ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

Pioneer Small Company VCT    Pioneer Strategic Income VCT        Pioneer Value VCT       Putnam VT Discovery Growth
   Subaccount (Class II)         Subaccount (Class II)          Subaccount (Class II)       Subaccount (Class IB)
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2006           2005           2006           2005           2006           2005           2006           2005
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$       (806)  $     (1,428)  $     89,226   $     75,028   $    (15,301)  $    (13,403)  $     (1,129)  $     (2,658)
       3,738          7,545          4,542         21,425         57,148          6,010          3,664         29,495

       2,382         (3,922)        26,398        (94,354)        45,437         25,340          3,715        (18,692)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       5,314          2,195        120,166          2,099         87,284         17,947          6,250          8,145
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

          --         21,641        481,429        963,437         40,040         67,795             --             --

          --         21,127        500,096      1,226,295         99,770         89,717             --            506
          --             --             --             --             --             --             --             --
          --             (4)          (504)          (351)           (97)           (72)           (16)           (17)
          --            (47)      (180,780)      (246,833)       (88,775)        (5,860)        (9,915)        (3,347)

     (94,355)            --       (341,400)      (406,189)       (36,985)        (5,668)           (53)       (95,101)
          --             --             --             --             --             --             --             --
          (1)            --           (701)            --        (14,188)            --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     (94,356)        42,717        458,140      1,536,359           (235)       145,912         (9,984)       (97,959)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     (89,042)        44,912        578,306      1,538,458         87,049        163,859         (3,734)       (89,814)

      89,042         44,130      2,824,616      1,286,158        702,747        538,888         72,873        162,687
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$         --   $     89,042   $  3,402,922   $  2,824,616   $    789,796   $    702,747   $     69,139   $     72,873
============   ============   ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                          Putnam VT International          Putnam VT Small Cap              Travelers AIM
                                             Equity Subaccount               Value Subaccount            Capital Appreciation
                                                 (Class IB)                     (Class IB)                    Subaccount
                                        ---------------------------   ---------------------------   ---------------------------
                                             2006           2005           2006           2005           2006           2005
                                        ------------   ------------   ------------   ------------   ------------   ------------
Operations:
  Net investment income (loss) .......  $    (27,124)  $     (8,131)  $   (112,193)  $    (96,544)  $    (15,818)  $    (37,720)
  Realized gain (loss) ...............       119,130         26,841        791,970        346,261        492,290         38,744
  Change in unrealized gain (loss)
    on investments ...................       363,297        147,752        244,536         65,675       (332,015)       151,808
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      operations .....................       455,303        166,462        924,313        315,392        144,457        152,832
                                        ------------   ------------   ------------   ------------   ------------   ------------
Unit Transactions:
  Participant purchase payments ......        56,875          4,500         68,667        952,047          4,385        291,268
  Participant transfers from other
    funding options ..................       183,671         68,412        569,022      1,460,241         17,287        308,163
  Growth rate intra-fund transfers in             --             --             --             --             --             --
  Administrative charges .............          (143)          (121)          (851)          (714)           (16)          (605)
  Contract surrenders ................      (239,546)       (66,554)      (426,150)      (189,227)       (20,720)      (290,465)
  Participant transfers to other
    funding options ..................       (40,091)       (29,334)      (394,023)      (360,319)    (2,425,382)       (75,964)
  Growth rate intra-fund transfers out            --             --             --             --             --             --
  Other receipts/(payments) ..........       (14,638)       (14,675)       (13,884)       (15,409)            --        (11,332)
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............       (53,872)       (37,772)      (197,219)     1,846,619     (2,424,446)       221,065
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets .....................       401,431        128,690        727,094      2,162,011     (2,279,989)       373,897
Net Assets:
  Beginning of year ..................     1,816,987      1,688,297      6,329,109      4,167,098      2,279,989      1,906,092
                                        ------------   ------------   ------------   ------------   ------------   ------------
  End of year ........................  $  2,218,418   $  1,816,987   $  7,056,203   $  6,329,109   $         --   $  2,279,989
                                        ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                 Travelers Disciplined
Travelers Convertible Securities     Mid Cap Stock            Travelers Equity Income    Travelers Federated High Yield
           Subaccount                  Subaccount                    Subaccount                    Subaccount
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2006           2005           2006           2005           2006           2005           2006           2005
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$      4,612   $      6,828   $       (934)  $    (13,836)  $    119,689   $   (284,294)  $     83,306   $    (20,709)
     218,162         75,031        216,323         12,808      2,197,637        259,213        (26,282)           274

     (26,914)      (193,048)      (148,610)        69,082     (1,485,507)       480,615        (30,886)        26,934
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     195,860       (111,189)        66,779         68,054        831,819        455,534         26,138          6,499
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

          --         81,993             --         74,260         82,728      2,205,769             --        160,043

       2,029        363,490            221         50,309        504,339      2,781,032         33,479        243,440
          --             --             --             --             --             --             --             --
          (2)          (244)            --            (74)           (53)        (3,055)            --            (84)
    (226,000)      (991,632)        (1,749)        (9,380)      (960,071)      (933,998)        (4,604)       (72,720)

  (3,091,192)      (526,390)      (803,982)        (9,573)   (17,355,828)      (484,419)    (1,151,446)       (26,355)
          --             --             --             --             --             --             --             --
         (42)           296            (16)            --            743        (58,461)           (10)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (3,315,207)    (1,072,487)      (805,526)       105,542    (17,728,142)     3,506,868     (1,122,581)       304,324
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  (3,119,347)    (1,183,676)      (738,747)       173,596    (16,896,323)     3,962,402     (1,096,443)       310,823

   3,119,347      4,303,023        738,747        565,151     16,896,323     12,933,921      1,096,443        785,620
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$         --   $  3,119,347   $         --   $    738,747   $         --   $ 16,896,323   $         --   $  1,096,443
============   ============   ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                                         Travelers Managed
                                         Travelers Federated Stock         Travelers Large Cap     Allocation Series: Aggressive
                                                 Subaccount                     Subaccount                   Subaccount
                                        ---------------------------   ---------------------------   ---------------------------
                                             2006           2005           2006           2005           2006           2005
                                        ------------   ------------   ------------   ------------   ------------   ------------
Operations:
  Net investment income (loss) .......  $      4,213   $    (11,496)  $     (5,231)  $    (55,405)  $      3,718   $     (3,462)
  Realized gain (loss) ...............        86,795         23,432        478,075         83,360         42,498            531
  Change in unrealized gain (loss)
    on investments ...................       (74,970)         3,301       (387,018)       177,603        (22,306)        22,306
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      operations .....................        16,038         15,237         85,826        205,558         23,910         19,375
                                        ------------   ------------   ------------   ------------   ------------   ------------
Unit Transactions:
  Participant purchase payments ......         4,326            371        137,475        296,361          4,140         42,529
  Participant transfers from other
    funding options ..................         1,074         11,920         85,374        435,654          9,610        324,453
  Growth rate intra-fund transfers in             --             --             --             --             --             --
  Administrative charges .............            (6)           (38)            (8)          (495)            --            (30)
  Contract surrenders ................       (45,940)       (54,059)      (123,173)      (297,440)            --             --
  Participant transfers to other
    funding options ..................      (460,465)      (131,779)    (3,101,108)      (384,013)      (423,987)            --
  Growth rate intra-fund transfers out            --             --             --             --             --             --
  Other receipts/(payments) ..........            --             --             --           (299)            --             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............      (501,011)      (173,585)    (3,001,440)        49,768       (410,237)       366,952
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets .....................      (484,973)      (158,348)    (2,915,614)       255,326       (386,327)       386,327
Net Assets:
  Beginning of year ..................       484,973        643,321      2,915,614      2,660,288        386,327             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
  End of year ........................  $         --   $    484,973   $         --   $  2,915,614   $         --   $    386,327
                                        ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

       Travelers Managed             Travelers Managed       Travelers Managed Allocation   Travelers Managed Allocation
Allocation Series: Conservative  Allocation Series: Moderate  Series: Moderate-Aggressive   Series: Moderate-Conservative
           Subaccount                    Subaccount                   Subaccount                     Subaccount
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2006           2005           2006           2005           2006           2005           2006           2005
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$      8,135   $        (54)  $     26,322   $       (939)  $     30,788   $     (1,292)  $     11,645   $       (375)
      (6,646)           304         22,142            713         47,951            504         (6,818)            44

      (1,103)         1,103        (15,203)        15,203        (22,006)        22,006         (2,051)         2,051
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


         386          1,353         33,261         14,977         56,733         21,218          2,776          1,720
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      10,000         99,282         23,169        272,115        891,644        448,707         20,000         79,524

      78,176         68,450        568,122        468,547        241,702        346,210        305,378          4,523
          --             --             --             --             --             --             --             --
          --             --             --            (27)            --             (1)            --             (4)
        (185)          (108)       (26,863)          (701)        (2,133)          (702)            --             --

    (257,354)            --     (1,350,952)        (1,648)    (2,001,730)        (1,648)      (413,917)            --
          --             --             --             --             --             --             --             --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


    (169,363)       167,624       (786,524)       738,286       (870,517)       792,566        (88,539)        84,043
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

    (168,977)       168,977       (753,263)       753,263       (813,784)       813,784        (85,763)        85,763

     168,977             --        753,263             --        813,784             --         85,763             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$         --   $    168,977   $         --   $    753,263   $         --   $    813,784   $         --   $     85,763
============   ============   ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                            Travelers Mercury               Travelers MFS(R)
                                          Travelers Managed Income            Large Cap Core                Mid Cap Growth
                                                 Subaccount                     Subaccount                    Subaccount
                                        ---------------------------   ---------------------------   ---------------------------
                                             2006           2005           2006           2005           2006           2005
                                        ------------   ------------   ------------   ------------   ------------   ------------
Operations:
  Net investment income (loss) .......  $    255,419   $    315,970   $     (7,750)  $    (35,264)  $    (19,379)  $    (46,008)
  Realized gain (loss) ...............    (1,332,464)       (30,464)       468,050         68,554        414,910         13,551
  Change in unrealized gain (loss)
    on investments ...................       889,818       (381,901)      (340,062)       164,352       (233,488)       155,944
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      operations .....................      (187,227)       (96,395)       120,238        197,642        162,043        123,487
                                        ------------   ------------   ------------   ------------   ------------   ------------
Unit Transactions:
  Participant purchase payments ......       262,034      1,882,500         21,894        233,091        127,121        290,349
  Participant transfers from other
    funding options ..................       401,443      2,945,042         17,991        341,035         54,159      2,051,580
  Growth rate intra-fund transfers in             --             --             --             --             --             --
  Administrative charges .............           (75)        (2,952)            (5)          (319)            (9)          (440)
  Contract surrenders ................      (919,478)    (1,232,694)      (103,117)      (312,220)       (21,331)       (31,804)
  Participant transfers to other
    funding options ..................   (17,355,965)      (718,642)    (2,045,201)      (114,870)    (3,125,169)      (234,230)
  Growth rate intra-fund transfers out            --             --             --             --             --             --
  Other receipts/(payments) ..........      (156,318)      (108,211)        (8,601)       (17,092)            --         (3,793)
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............   (17,768,359)     2,765,043     (2,117,039)       129,625     (2,965,229)     2,071,662
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets .....................   (17,955,586)     2,668,648     (1,996,801)       327,267     (2,803,186)     2,195,149
Net Assets:
  Beginning of year ..................    17,955,586     15,286,938      1,996,801      1,669,534      2,803,186        608,037
                                        ------------   ------------   ------------   ------------   ------------   ------------
  End of year ........................  $         --   $ 17,955,586   $         --   $  1,996,801   $         --   $  2,803,186
                                        ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                               Travelers Mondrian
Travelers MFS(R) Total Return     Travelers MFS(R) Value       International Stock          Travelers Pioneer Fund
         Subaccount                  Subaccount                    Subaccount                    Subaccount
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2006           2005           2006           2005           2006           2005           2006           2005
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$    345,461   $    223,345   $    (26,103)  $        539   $    186,606   $    (90,118)  $     10,111   $    (33,594)
     885,985      2,313,436        323,741        142,101      1,403,199         10,316        352,557          2,891

     272,955     (2,014,404)        11,863        (35,704)      (760,455)       458,680       (223,131)       118,709
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,504,401        522,377        309,501        106,936        829,350        378,878        139,537         88,006
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     581,433      4,999,113        124,003        990,083         32,073        935,668         69,945        259,892

   1,494,006     11,343,918        651,486      2,120,618        319,593      1,365,891        167,862        670,292
          --             --             --             --             --             --             --             --
         (78)        (8,021)            (8)          (402)           (10)          (641)            (5)          (245)
  (1,610,441)    (2,404,306)       (62,528)       (53,282)       (67,319)      (137,786)       (20,378)       (23,266)

 (49,952,130)    (1,335,489)    (4,564,106)      (186,665)    (6,627,866)       (97,061)    (2,589,779)       (32,548)
          --             --             --             --             --             --             --             --
    (179,003)      (289,005)       (14,658)            --             --         (1,106)            --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


 (49,666,213)    12,306,210     (3,865,811)     2,870,352     (6,343,529)     2,064,965     (2,372,355)       874,125
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

 (48,161,812)    12,828,587     (3,556,310)     2,977,288     (5,514,179)     2,443,843     (2,232,818)       962,131

  48,161,812     35,333,225      3,556,310        579,022      5,514,179      3,070,336      2,232,818      1,270,687
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$         --   $ 48,161,812   $         --   $  3,556,310   $         --   $  5,514,179   $         --   $  2,232,818
============   ============   ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                              Travelers Pioneer              Travelers Pioneer
                                                Mid Cap Value                 Strategic Income           Travelers Quality Bond
                                                  Subaccount                     Subaccount                    Subaccount
                                        ---------------------------   ---------------------------   ---------------------------
                                             2006           2005           2006           2005           2006           2005
                                        ------------   ------------   ------------   ------------   ------------   ------------
Operations:
  Net investment income (loss) .......  $       (199)  $        (70)  $    (71,060)  $    281,956   $     70,813   $    (27,570)
  Realized gain (loss) ...............         1,703            399        (27,851)           789       (100,304)        (2,406)
  Change in unrealized gain (loss)
    on investments ...................           (74)            74        189,364       (177,687)        15,959         24,596
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      operations .....................         1,430            403         90,453        105,058        (13,532)        (5,380)
                                        ------------   ------------   ------------   ------------   ------------   ------------
Unit Transactions:
  Participant purchase payments ......         6,203          8,709        303,855      2,852,636         18,411        182,750
  Participant transfers from other
    funding options ..................         1,932         15,348      1,092,306      4,944,095         19,116         94,885
  Growth rate intra-fund transfers in             --             --             --             --             --             --
  Administrative charges .............            --             --             (9)          (566)            (1)          (143)
  Contract surrenders ................            --             --       (411,767)      (351,845)       (24,980)       (78,277)
  Participant transfers to other
    funding options ..................       (34,025)            --    (11,308,987)       (89,798)    (1,420,560)       (20,984)
  Growth rate intra-fund transfers out            --             --             --             --             --             --
  Other receipts/(payments) ..........            --             --        (67,037)        (3,380)            --             --
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............       (25,890)        24,057    (10,391,639)     7,351,142     (1,408,014)       178,231
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets .....................       (24,460)        24,460    (10,301,186)     7,456,200     (1,421,546)       172,851
Net Assets:
  Beginning of year ..................        24,460             --     10,301,186      2,844,986      1,421,546      1,248,695
                                        ------------   ------------   ------------   ------------   ------------   ------------
  End of year ........................  $         --   $     24,460   $         --   $ 10,301,186   $         --   $  1,421,546
                                        ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                Travelers Style Focus          Travelers Style Focus               Travelers
 Travelers Strategic Equity    Series: Small Cap Growth       Series: Small Cap Value     U.S. Government Securities
         Subaccount                   Subaccount                     Subaccount                   Subaccount
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2006           2005           2006           2005           2006           2005           2006           2005
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$     (4,184)  $    (18,188)  $       (417)  $       (184)  $       (790)  $         (4)  $     13,571   $     (4,770)
     101,029          1,439          8,308            778         14,369            506        (17,631)           384

     (35,946)        31,042           (133)           133            (14)            14         (6,027)         7,533
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      60,899         14,293          7,758            727         13,565            516        (10,087)         3,147
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

       9,977        142,821          4,998         17,219         26,555         13,437              1        168,666

      36,629        126,584         14,700         26,868         72,122         38,458          6,598         30,332
          --             --             --             --             --             --             --             --
          --           (390)            --             --             --             (1)            --            (13)
     (68,283)       (37,127)            --             --           (159)            --         (5,174)        (6,395)

  (1,478,338)       (94,591)       (72,026)          (244)      (164,380)          (113)      (254,186)          (749)
          --             --             --             --             --             --             --             --
          --         (3,714)            --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (1,500,015)       133,583        (52,328)        43,843        (65,862)        51,781       (252,761)       191,841
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  (1,439,116)       147,876        (44,570)        44,570        (52,297)        52,297       (262,848)       194,988

   1,439,116      1,291,240         44,570             --         52,297             --        262,848         67,860
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$         --   $  1,439,116   $         --   $     44,570   $         --   $     52,297   $         --   $    262,848
============   ============   ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                             Van Kampen LIT                Van Kampen LIT
                                           Travelers Van Kampen           Comstock Subaccount          Enterprise Subaccount
                                           Enterprise Subaccount               (Class II)                    (Class II)
                                        ---------------------------   ---------------------------   ---------------------------
                                             2006           2005           2006           2005           2006           2005
                                        ------------   ------------   ------------   ------------   ------------   ------------
Operations:
        Net investment income (loss) .  $     (6,419)  $    (11,922)  $    (16,382)  $    (23,164)  $        (44)  $        (40)
  Realized gain (loss) ...............       101,112            201        184,025         70,493              6             91
  Change in unrealized gain (loss)
    on investments ...................       (56,384)        49,054         91,258          9,185            136             64
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      operations .....................        38,309         37,333        258,901         56,514             98            115
                                        ------------   ------------   ------------   ------------   ------------   ------------
Unit Transactions:
  Participant purchase payments ......       105,247        160,632         67,044        577,778             --            182
  Participant transfers from other
   funding options ...................        18,695        220,721         62,278        456,131             --             --
  Growth rate intra-fund transfers in             --             --             --             --             --             --
  Administrative charges .............            --           (111)          (200)          (178)            --             --
  Contract surrenders ................       (15,370)       (41,314)      (421,539)       (48,995)            --             --
  Participant transfers to other
    funding options ..................    (1,115,016)       (10,573)       (62,970)      (196,189)            --             --
  Growth rate intra-fund transfers out            --             --             --             --             --             --
  Other receipts/(payments) ..........            --             --             --             --              1         (1,997)
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............    (1,006,444)       329,355       (355,387)       788,547              1         (1,815)
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets .....................      (968,135)       366,688        (96,486)       845,061             99         (1,700)
Net Assets:
  Beginning of year ..................       968,135        601,447      2,092,910      1,247,849          2,195          3,895
                                        ------------   ------------   ------------   ------------   ------------   ------------
  End of year ........................  $         --   $    968,135   $  1,996,424   $  2,092,910   $      2,294   $      2,195
                                        ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

 Van Kampen LIT Strategic          VIP Contrafund(R)              VIP Contrafund(R)            VIP Dynamic Capital
    Growth Subaccount                 Subaccount                     Subaccount              Appreciation Subaccount
         (Class I)                 (Service Class 2)               (Service Class)              (Service Class 2)
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2006           2005           2006           2005           2006           2005           2006           2005
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$    (19,178)  $    (15,378)  $    (39,529)  $    (48,820)  $   (291,340)  $   (342,547)  $     (1,852)  $     (2,726)
        (506)       (12,509)       409,773         25,412      3,105,608         10,502         20,387         12,188

      30,066         92,695        (76,415)       385,171        (40,160)     3,185,070         (8,281)         9,843
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      10,382         64,808        293,829        361,763      2,774,108      2,853,025         10,254         19,305
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

       6,781         32,556        161,822        820,920      1,673,850      4,176,015             --             --

      74,845        149,978        415,962        528,269      6,387,875      8,790,345         42,067        (43,758)
          --             --             --             --             --             --             --             --
        (362)          (408)          (536)          (391)        (4,879)        (3,462)           (22)           (22)
     (43,970)       (47,321)      (420,543)       (75,544)    (1,660,023)      (623,500)       (66,392)        (2,116)

     (91,739)       (79,313)      (149,331)      (108,087)    (1,904,517)      (591,014)        (4,077)        (6,853)
          --             --             --             --             --             --             --             --
          --        (14,735)       (18,109)            --        (19,486)       (25,869)            --        (24,204)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     (54,445)        40,757        (10,735)     1,165,167      4,472,820     11,722,515        (28,424)       (76,953)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     (44,063)       105,565        283,094      1,526,930      7,246,928     14,575,540        (18,170)       (57,648)

   1,114,591      1,009,026      3,200,302      1,673,372     26,860,733     12,285,193        100,845        158,493
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,070,528   $  1,114,591   $  3,483,396   $  3,200,302   $ 34,107,661   $ 26,860,733   $     82,675   $    100,845
============   ============   ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Concluded)
                 For the years ended December 31, 2006 and 2005

                                                 VIP Mid Cap
                                                  Subaccount
                                               (Service Class 2)
                                         ----------------------------
                                              2006            2005
                                         ------------    ------------
Operations:
  Net investment income (loss) .......   $   (497,116)   $   (363,936)
  Realized gain (loss) ...............      3,559,979         408,072
  Change in unrealized gain (loss)
    on investments ...................       (522,484)      3,006,834
                                         ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .....................      2,540,379       3,050,970
                                         ------------    ------------
Unit Transactions:
  Participant purchase payments ......        996,917       3,162,505
  Participant transfers from other
    funding options ..................      4,148,600       7,250,729
  Growth rate intra-fund transfers in              --              --
  Administrative charges .............         (4,252)         (2,999)
  Contract surrenders ................     (1,522,555)     (1,079,937)
  Participant transfers to other
    funding options ..................     (2,042,646)     (1,383,008)
  Growth rate intra-fund transfers out             --              --
  Other receipts/(payments) ..........        (64,813)        (52,257)
                                         ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............      1,511,251       7,895,033
                                         ------------    ------------
    Net increase (decrease) in
      net assets .....................      4,051,630      10,946,003
Net Assets:
  Beginning of year ..................     24,513,148      13,567,145
                                         ------------    ------------
  End of year ........................   $ 28,564,778    $ 24,513,148
                                         ============    ============

   The accompanying notes are an integral part of these financial statements.

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine") (formerly, The Travelers Separate Account Nine for Variable Annuities) is a separate account of MetLife Insurance Company of Connecticut (the "Company") (formerly, The Travelers Insurance Company), a wholly owned subsidiary of MetLife, Inc., a Delaware corporation, and is available for funding certain variable annuity contracts issued by the Company. Separate Account Nine, established on June 18, 1999, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Separate Account Nine are Pioneer AnnuiStar Flex Variable Annuity (formerly, Travelers Life & Annuity Pioneer AnnuiStar Flex Variable Annuity), Portfolio Architect 3 Variable Annuity (formerly, Travelers Portfolio Architect 3 Variable Annuity), Portfolio Architect L Variable Annuity (formerly, Travelers Life & Annuity
Portfolio Architect L Variable Annuity), Vintage 3 Variable Annuity (formerly, Travelers Vintage 3 Variable Annuity), Vintage II (Series II) Variable Annuity (formerly, Travelers Life and Annuity Vintage II (Series II) Variable Annuity), Vintage II Variable Annuity (formerly, Travelers Vintage II Variable Annuity) and Vintage L Variable Annuity (formerly, Travelers Life & Annuity Vintage L Variable Annuity).

The Separate Account is divided into Subaccounts, each of which is treated as an individual Separate Account for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolios, series and funds (with the same name) of registered investment management companies (collectively, the "Funds") which are presented below. For convenience, the portfolios, series or funds are referred to as "portfolios".

AIM Variable Insurance Funds
American Funds Insurance Series
Credit Suisse Trust
Dreyfus Variable Investment Fund
Franklin Templeton Variable Insurance Products Trust
Janus Aspen Series
Legg Mason Partners Investment Series
Legg Mason Partners Variable Portfolios V
Legg Mason Partners Variable Portfolios I, Inc.
Legg Mason Partners Variable Portfolios II
Legg Mason Partners Variable Portfolios III, Inc.
Legg Mason Partners Variable Portfolios IV
Lord Abbett Series Fund, Inc.
Met Investors Series Trust
Metropolitan Series Fund, Inc.
PIMCO Variable Insurance Trust
Pioneer Variable Contracts Trust
Putnam Variable Trust
Van Kampen Life Investment Trust
Variable Insurance Products Fund

Participant purchase payments applied to Separate Account Nine are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2006 (the share class indicated in parentheses is that of the portfolio in which the Subaccount invests):

AIM V.I. Capital Appreciation Subaccount (Series II)
AIM V.I. Core Equity Subaccount (Series I)
AIM V.I. Mid Cap Core Equity Subaccount (Series II)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Credit Suisse Trust Emerging Markets Subaccount
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
FTVIPT Franklin Income Securities Subaccount (Class 2)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPIS Dividend Strategy Subaccount
LMPIS Premier Selections All Cap Growth Subaccount
LMPVPV Small Cap Growth Opportunties Subaccount
LMPVPI All Cap Subaccount (Class I)
LMPVPI All Cap Subaccount (Class II)
LMPVPI Investors Subaccount (Class I)
LMPVPI Large Cap Growth Subaccount (Class I)
LMPVPI Small Cap Growth Subaccount (Class I)
LMPVPI Total Return Subaccount (Class II)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class II)
LMPVPII Appreciation Subaccount
LMPVPII Diversified Strategic Income Subaccount
LMPVPII Equity Index Subaccount (Class II)
LMPVPII Fundamental Value Subaccount
LMPVPII Growth and Income Subaccount (Class I)
LMPVPIII Adjustable Rate Income Subaccount
LMPVPIII Aggressive Growth Subaccount
LMPVPIII High Income Subaccount
LMPVPIII International All Cap Growth Subaccount
LMPVPIII Large Cap Growth Subaccount
LMPVPIII Large Cap Value Subaccount
LMPVPIII Mid Cap Core Subaccount
LMPVPIII Money Market Subaccount
LMPVPIII Social Awareness Stock Subaccount
LMPVPIV Multiple Discipline Subaccount-Large Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-All Cap Growth and Value

LMPVPIV Multiple Discipline Subaccount-Balanced All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Global All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Large Cap Growth and Value
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Capital Appreciation Subaccount (Class A)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS(R) Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Bond Income Subaccount (Class E)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
MSF MFS(R) Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management High Yield Bond Subaccount (Class A)
MSF Western Asset Management U.S. Government Subaccount (Class A)
PIMCO VIT Real Return Subaccount (Administrative Class)
PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer America Income VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Equity Opportunity VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)

Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer Growth Shares VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II) Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Pioneer Value VCT Subaccount (Class II)
Putnam VT Discovery Growth Subaccount (Class IB)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class I)
VIP Contrafund(R) Subaccount (Service Class 2)
VIP Contrafund(R) Subaccount (Service Class)
VIP Dynamic Capital Appreciation Subaccount (Service Class 2) VIP Mid Cap Subaccount (Service Class 2)

The operations of the Subaccounts changed as follows during the years ended December 31, 2006 and 2005:

For the year ended December 31, 2006:
-------------------------------------

Name changes:

      Old Name                                                                  New Name
      --------                                                                  --------
      Smith Barney Appreciation Subaccount                                      LMPVPII Appreciation Subaccount
      Smith Barney Diversified Strategic Income Subaccount                      LMPVPII Diversified Strategic Income Subaccount
      Smith Barney Equity Index Subaccount                                      LMPVPII Equity Index Subaccount
      Salomon Brothers Variable Aggressive Growth Subaccount                    LMPVPII Aggressive Growth Subaccount
      Salomon Brothers Variable Growth & Income Subaccount                      LMPVPII Growth and Income Subaccount
      Smith Barney Fundamental Value Subaccount                                 LMPVPII Fundamental Value Subaccount
      Salomon Brothers Variable All Cap Subaccount                              LMPVPI All Cap Subaccount
      Salomon Brothers Variable Investors Subaccount                            LMPVPI Investors Subaccount
      Salomon Brothers Variable Large Cap Growth Subaccount                     LMPVPI Large Cap Growth Subaccount
      Salomon Brothers Variable Small Cap Growth Subaccount                     LMPVPI Small Cap Growth Subaccount
      Salomon Brothers Variable Total Return Subaccount                         LMPVPI Total Return Subaccount
      Smith Barney Dividend Strategy Subaccount                                 LMPIS Dividend Strategy Subaccount
      Smith Barney Premier Selections All Cap Growth Subaccount                 LMPIS Premier Selections All Cap Growth
      Multiple Discipline Subaccount - All Cap Growth and Value                 LMPVPIV Multiple Discipline Subaccount - All Cap
                                                                                  Growth and Value
      Multiple Discipline Subaccount - Balanced All Cap Growth and Value        LMPVPIV Multiple Discipline Subaccount - Balanced
                                                                                  All Cap Growth and Value
      Multiple Discipline Subaccount - Global All Cap Growth and Value          LMPVPIV Multiple Discipline Subaccount - Global
                                                                                  All Cap Growth and Value

For the year ended December 31, 2006 - (Continued):
------------------------------------

Name changes: - (Continued)

      Old Name                                                             New Name
      --------                                                             --------
      Multiple Discipline Subaccount - Large Cap Growth and Value          LMPVPIV Multiple Discipline Subaccount - Large Cap
                                                                           Growth and Value
      SB Adjustable Rate Income Subaccount                                 LMPVPIII Adjustable Rate Income Subaccount
      Smith Barney Aggressive Growth Subaccount                            LMPVPIII Aggressive Growth Subaccount
      Smith Barney High Income Subaccount                                  LMPVPIII High Income Subaccount
      Smith Barney International All Cap Growth Subaccount                 LMPVPIII International All Cap Growth Subaccount
      Smith Barney Large Capitalization Growth Subaccount                  LMPVPIII Large Cap Growth Subaccount
      Smith Barney Large Cap Value Subaccount                              LMPVPIII Large Cap Value Subaccount
      Smith Barney Mid Cap Core Subaccount                                 LMPVPIII Mid Cap Core Subaccount
      Smith Barney Money Market Subaccount                                 LMPVPIII Money Market Subaccount
      Social Awareness Stock Subaccount                                    LMPVPIII Social Awareness Stock Subaccount
      Smith Barney Small Cap Growth Opportunities Subaccount               LMPVPV Small Cap Growth Opportunities Subaccount
      Mercury Large Cap Core Subaccount                                    BlackRock Large Cap Core Subaccount
      Federated High Yield Subaccount                                      BlackRock High Yield Subaccount
      Van Kampen Emerging Growth Subaccount                                Van Kampen LIT Strategic Growth Subaccount

Mergers:

      Old Portfolio                                                        New Portfolio
      -------------                                                        -------------
      AIM V.I. Premier Equity Portfolio (a)                                AIM V.I. Core Equity Portfolio (b)
      Capital Appreciation Fund (a)                                        Janus Capital Appreciation Portfolio (b)
      High Yield Bond Trust (a)                                            Western Asset Management High Yield Bond Portfolio (b)
      Managed Assets Trust (a)                                             Legg Mason Partners Managed Assets Portfolio (b)
      Money Market Portfolio (a)                                           BlackRock Money Market Portfolio (b)
      Pioneer Small Company VCT Portfolio (a)                              Pioneer Small Cap Value Portfolio (b)
      Travelers AIM Capital Appreciation Portfolio (a)                     Met/AIM Capital Appreciation Portfolio (b)
      Travelers Convertible Securities Portfolio (a)                       Lord Abbett Bond Debenture Portfolio (b)
      Travelers Disciplined Mid Cap Stock Portfolio (a)                    Batterymarch Mid Cap Stock Portfolio (b)
      Travelers Federated High Yield Portfolio(a)                          MIST BlackRock High Yield Portfolio (b)
      Travelers Federated Stock Portfolio (a)                              Lord Abbett Growth and Income Portfolio (b)
      Travelers Mercury Large Cap Core Portfolio (a)                       BlackRock Large Cap Core Portfolio (b)
      Travelers MFS Value Portfolio (a)                                    MFS Value Portfolio (b)
      Travelers Mondrian International Stock Portfolio (a)                 Harris Oakmark International Portfolio (b)
      Travelers Pioneer Portfolio (a)                                      Pioneer Portfolio (b)
      Travelers Pioneer Mid-Cap Value Portfolio (a)                        Pioneer Mid-Cap Value Portfolio (b)
      Travelers Pioneer Strategic Income Portfolio (a)                     Pioneer Strategic Income Portfolio (b)
      Travelers Style Focus Small Cap Growth Portfolio (a)                 Met/AIM Small Cap Growth Portfolio (b)
      Travelers Style Focus Small Cap Value Portfolio (a)                  Dreman Small-Cap Value Portfolio (b)
      Travelers Equity Income Portfolio (a)                                FI Value Leaders Portfolio (b)
      Travelers Large Cap Portfolio (a)                                    FI Large Cap Portfolio (b)
      Travelers Managed Allocation Conservative Portfolio (a)              MetLife Conservative Allocation Portfolio (b)
      Travelers Managed Allocation Moderate Conservative Portfolio (a)     MetLife Conservative to Moderate Allocation Portfolio (b)
      Travelers Managed Allocation Moderate Portfolio (a)                  MetLife Moderate Allocation Portfolio (b)
      Travelers Managed Allocation Moderate-Aggressive Portfolio (a)       MetLife Moderate to Aggressive Allocation Portfolio (b)
      Travelers Managed Allocation Aggressive Portfolio (a)                MetLife Aggressive Allocation Portfolio (b)
      Travelers MFS Mid Cap Growth Portfolio (a)                           BlackRock Aggressive Growth Portfolio (b)
      Travelers MFS Total Return Portfolio (a)                             MFS Total Return Portfolio (b)
      Travelers Strategic Equity Portfolio (a)                             FI Large Cap Portfolio (b)
      Travelers Managed Income Portfolio (a)                               BlackRock Bond Income Portfolio (b)

For the year ended December 31, 2006 - (Continued):
------------------------------------

Mergers: - (Continued)

      Old Portfolio                                                         New Portfolio
      -------------                                                         -------------
      Travelers Quality Bond Portfolio (a)                                  BlackRock Bond Income Portfolio (b)
      Travelers U.S. Government Securities Portfolio (a)                    Western Asset Management U.S. Government Portfolio (b)
      Van Kampen Enterprise Portfolio (a)                                   Capital Guardian U.S. Equity Portfolio (b)
      Pioneer Europe VCT Portfolio (c)                                      Pioneer International Value VCT Portfolio (d)
      Pioneer Balanced VCT Portfolio (c)                                    Pioneer Ibbotson Moderate Allocation Portfolio (d)
      Pioneer AmPac Growth VCT Portfolio (c)                                Pioneer Oak Ridge Large Cap Growth VCT Portfolio (d)

      (a) For the period January 1, 2006 to April 30, 2006
      (b) For the period May 1, 2006 to December 31, 2006
      (c) For the period January 1, 2006 to December 7, 2006
      (d) For the period December 8, 2006 to December 31, 2006

Substitutions:

      Old Portfolio                                                         New Portfolio
      -------------                                                         -------------
      Delaware VIP REIT Portfolio (a)                                       Neuberger Berman Real Estate Portfolio (b)
      Janus Aspen Balanced Portfolio (a)                                    MFS Total Return Portfolio (b)
      AllianceBernstein Growth and Income Portfolio (a)                     Lord Abbett Growth and Income Portfolio (b)
      AllianceBernstein Large Cap Growth Portfolio (a)                      T.Rowe Price Large Cap Growth Portfolio (b)
      Mercury Value Opportunities V.I. Portfolio (a)                        Third Avenue Small Cap Value Portfolio (b)
      Mercury Global Allocation V.I. Portfolio (a)                          Oppenheimer Global Equity Portfolio (b)
      Templeton Mutual Shares Securities Portfolio (a)                      Lord Abbett Growth and Income Portfolio (b)
      Templeton Growth Securities Portfolio (a)                             Oppenheimer Global Equity Portfolio (b)
      Oppenheimer Capital Appreciation Portfolio (a)                        MIST Oppenheimer Capital Appreciation Portfolio (b)
      Oppenheimer Main Street Portfolio (a)                                 Lord Abbett Growth and Income Portfolio (b)
      Oppenheimer Global Securities Portfolio (a)                           Oppenheimer Global Equity Portfolio (b)
      Lazard Retirement Small Cap Portfolio (g)                             Third Avenue Small Cap Value Portfolio (h)

      (e) For the period January 1, 2006 to April 30, 2006
      (f) For the period May 1, 2006 to December 31, 2006
      (g) For the period January 1, 2006 to November 12, 2006
      (h) For the period November 13, 2006 to December 31, 2006

For the year ended December 31, 2005:
-------------------------------------

Mergers:

      Old Portfolio                                                         New Portfolio
      -------------                                                         -------------
      Travelers MFS Emerging Growth Portfolio                               Travelers MFS Mid Cap Growth Portfolio

Additions:
      Franklin Income Securities Portfolio
      Travelers Managed Allocation Aggressive Portfolio
      Travelers Managed Allocation Conservative Portfolio
      Travelers Managed Allocation Moderate Portfolio
      Travelers Managed Allocation Moderate-Aggressive Portfolio Travelers Managed Allocation Moderate-Conservative Portfolio Travelers Pioneer Bond VCT Portfolio
      Travelers Pioneer Cullen Value VCT Portfolio
      Travelers Pioneer Global High Yield VCT Portfolio
      Travelers Pioneer Ibbotson Aggressive Allocation VCT Portfolio Travelers Pioneer Ibbotson Growth Allocation VCT Portfolio

1. BUSINESS - (Concluded)
      Travelers Pioneer Ibbotson Moderate Allocation VCT Portfolio Travelers Pioneer Mid Cap Value Portfolio
      Salomon Brothers Variable All Cap Portfolio
      Travelers Style Focus Small Cap Growth Portfolio
      Travelers Style Focus Small Cap Value Portfolio

Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of Separate Account Nine or shares of Separate Account Nine's underlying funds. It should not be used in connection with any offer except in conjunction with the prospectus for Separate Account Nine product(s) offered by the Company and the prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The  following  is a summary of  significant  accounting  policies  consistently
followed  by  Separate   Account  Nine  in  the  preparation  of  its  financial
statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value. Changes in fair market values are recorded in the Statement of Operations.

Security transactions are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Included in "Other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

The operations of Separate Account Nine form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code of 1986 (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Separate Account Nine. Separate Account Nine is not taxed as a "regulated investment company" under Subchapter M of the Code.

Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Table. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

The financial highlights disclosure is comprised of the units, unit values, net assets, investment income ratio, expense ratios and total returns for each Subaccount. Since each Subaccount offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the subaccount for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and/or annuity unit values:

      -     Mortality and Expense Risks assumed by the Company ("M&E")
      -     Administrative fees paid for administrative expenses ("ADM")
      - Enhanced Stepped -up Provision, if elected by the contract owner ("E.S.P".)
      - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner ("GMWB")
      - Guaranteed Minimum Withdrawal Benefit for Life, if elected by the contract owner ("GMWB L")
      - Guaranteed Minimum Accumulation Benefit, if elected by the contract owner ("GMAB")

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit ("Dth Ben") designations; Standard ("S"), Enhanced (" E"), Annual Step up ("SU"), Deferred Annual Step up ("D"), and Roll up ("R"). In products where there is one death benefit only, the Dth Ben column is blank.

                                                                                  Asset-based Charges
                                                   ---------------------------------------------------------------------------------
                                                                                         Optional Features
                                                   -------------------------------------------------------------------------
Separate Account   Dth                                                                                                         Total
   Charge (1)      Ben    Product                   M&E      ADM    E.S.P.    GMWB I    GMWB II  GMWB III   GMWB L    GMAB    Charge
-----------------  ---    -------                  -----    -----   ------   --------  --------  --------  -------  --------  ------
Separate Account
  Charge 1.30%       S    Vintage II (note 2)      1.15%     0.15%                                                             1.30%
Separate Account
  Charge 1.40%      SU    Vintage II (note 2)      1.25%     0.15%                                                             1.40%
                     S    Vintage II (Series II)
                            (note 2)               1.25%     0.15%                                                             1.40%
Separate Account
  Charge 1.50%       S    Vintage II (note 2)      1.15%     0.15%   0.20%                                                     1.50%
                    SU    Vintage II (Series II)
                            (note 2)               1.35%     0.15%                                                             1.50%
Separate Account
  Charge 1.55%       R    Vintage II (note 2)      1.40%     0.15%                                                             1.55%
                     S    Vintage II (note 2)      1.15%     0.15%                                 0.25%                       1.55%
                     S    Vintage II (Series II)
                            (note 2)               1.25%     0.15%   0.15%                                                     1.55%
Separate Account
  Charge 1.60%      SU    Vintage II (note 2)      1.25%     0.15%   0.20%                                                     1.60%
Separate Account
  Charge 1.65%      SU    Vintage II (note 2)      1.25%     0.15%                                 0.25%                       1.65%
                     S    Vintage II (Series II)
                            (note 2)               1.25%     0.15%                                 0.25%                       1.65%
                    SU    Vintage II (Series II)
                            (note 2)               1.35%     0.15%   0.15%                                                     1.65%
Separate Account
  Charge 1.70%       S    Vintage II (note 2)      1.15%     0.15%             0.40%                                           1.70%
                     R    Vintage II (Series II)
                            (note 2)               1.55%     0.15%                                                             1.70%
Separate Account
  Charge 1.75%       D    Portfolio Architect L
                            (notes 2-4)            1.60%     0.15%                                                             1.75%
                     R    Vintage II (note 2)      1.40%     0.15%   0.20%                                                     1.75%
                     S    Vintage II (note 2)      1.15%     0.15%   0.20%                         0.25%                       1.75%
                    SU    Vintage II (Series II)
                            (note 2)               1.35%     0.15%                                 0.25%                       1.75%
Separate Account
  Charge 1.80%       R    Vintage II (note 2)      1.40%     0.15%                                 0.25%                       1.80%
                     S    Vintage II (note 2)      1.15%     0.15%                       0.50%                                 1.80%
                    SU    Vintage II (note 2)      1.25%     0.15%             0.40%                                           1.80%
                     S    Vintage II (Series II)
                            (note 2)               1.25%     0.15%   0.15%                         0.25%                       1.80%
                     S    Vintage II (Series II)
                            (note 2)               1.25%     0.15%             0.40%                                           1.80%

                                                                                Asset-based Charges
                                                   ---------------------------------------------------------------------------------
                                                                                         Optional Features
                                                   -------------------------------------------------------------------------
Separate Account   Dth                                                                                                         Total
   Charge (1)      Ben    Product                   M&E      ADM    E.S.P.    GMWB I    GMWB II  GMWB III   GMWB L    GMAB    Charge
-----------------  ---    -------                  -----    -----   ------   --------  --------  --------  -------  --------  ------
Separate Account
  Charge 1.85%       S    Pioneer AnnuiStar Flex   1.70%     0.15%                                                             1.85%
                          Portfolio Architect 3
                            (notes 2-4)            1.70%     0.15%                                                             1.85%
                    SU    Portfolio Architect L
                            (notes 2-4)            1.70%     0.15%                                                             1.85%
                          Vintage 3 (note 2)       1.70%     0.15%                                                             1.85%
                    SU    Vintage II (note 2)      1.25%     0.15%   0.20%                         0.25%                       1.85%
                     R    Vintage II (Series II)
                            (note 2)               1.55%     0.15%   0.15%                                                     1.85%
                    SU    Vintage L (note 2)       1.70%     0.15%                                                             1.85%
Separate Account
  Charge 1.90%       S    Vintage II (note 2)      1.15%     0.15%   0.20%     0.40%                                           1.90%
                    SU    Vintage II (note 2)      1.25%     0.15%                       0.50%                                 1.90%
                     S    Vintage II (Series II)
                            (note 2)               1.25%     0.15%                       0.50%                                 1.90%
                     S    Vintage II (Series II)
                            (note 2)               1.25%     0.15%                                                   0.50%     1.90%
                    SU    Vintage II (Series II)
                            (note 2)               1.35%     0.15%   0.15%                         0.25%                       1.90%
                    SU    Vintage II (Series II)
                            (note 2)               1.35%     0.15%             0.40%                                           1.90%
Separate Account
  Charge 1.95%       D    Portfolio Architect L
                            (notes 2-4)            1.60%     0.15%   0.20%                                                     1.95%
                     R    Vintage II (note 2)      1.40%     0.15%             0.40%                                           1.95%
                     R    Vintage II (Series II)
                            (note 2)               1.55%     0.15%                                 0.25%                       1.95%
                     S    Vintage II (Series II)
                            (note 2)               1.25%     0.15%   0.15%     0.40%                                           1.95%
Separate Account
  Charge 2.00%       D    Portfolio Architect L
                            (notes 2-4)            1.60%     0.15%                                 0.25%                       2.00%
                     R    Vintage II (note 2)      1.40%     0.15%   0.20%                         0.25%                       2.00%
                     S    Vintage II (note 2)      1.15%     0.15%   0.20%               0.50%                                 2.00%
                    SU    Vintage II (note 2)      1.25%     0.15%   0.20%     0.40%                                           2.00%
                    SU    Vintage II (Series II)
                            (note 2)               1.35%     0.15%                       0.50%                                 2.00%
                    SU    Vintage II (Series II)
                            (note 2)               1.35%     0.15%                                                   0.50%     2.00%
                    SU    Vintage L (note 2)       1.70%     0.15%   0.15%                                                     2.00%
Separate Account
  Charge 2.05%       E    Pioneer AnnuiStar Flex   1.90%     0.15%                                                             2.05%
                     S    Pioneer AnnuiStar Flex   1.70%     0.15%   0.20%                                                     2.05%
                          Portfolio Architect 3
                            (notes 2-4)            1.70%     0.15%   0.20%                                                     2.05%
                     R    Portfolio Architect L
                            (notes 2-4)            1.90%     0.15%                                                             2.05%
                    SU    Portfolio Architect L
                            (notes 2-4)            1.70%     0.15%   0.20%                                                     2.05%
                          Vintage 3 (note 2)       1.70%     0.15%   0.20%                                                     2.05%
                     R    Vintage II (note 2)      1.40%     0.15%                       0.50%                                 2.05%
                     S    Vintage II (Series II)
                            (note 2)               1.25%     0.15%   0.15%               0.50%                                 2.05%
                     S    Vintage II (Series II)
                            (note 2)               1.25%     0.15%   0.15%                                           0.50%     2.05%
                    SU    Vintage II (Series II)
                            (note 2)               1.35%     0.15%   0.15%     0.40%                                           2.05%
                     R    Vintage L (note 2)       1.90%     0.15%                                                             2.05%

                                                                                Asset-based Charges
                                                   ---------------------------------------------------------------------------------
                                                                                         Optional Features
                                                   -------------------------------------------------------------------------
Separate Account   Dth                                                                                                         Total
   Charge (1)      Ben    Product                   M&E      ADM    E.S.P.    GMWB I    GMWB II  GMWB III   GMWB L    GMAB    Charge
-----------------  ---    -------                  -----    -----   ------   --------  --------  --------  -------  --------  ------
Separate Account
  Charge 2.10%       S    Pioneer AnnuiStar Flex   1.70%     0.15%                                 0.25%                       2.10%
                          Portfolio Architect 3
                            (notes 2-4)            1.70%     0.15%                                 0.25%                       2.10%
                    SU    Portfolio Architect L
                            (notes 2-4)            1.70%     0.15%                                 0.25%                       2.10%
                          Vintage 3 (note 2)       1.70%     0.15%                                 0.25%                       2.10%
                    SU    Vintage II (note 2)      1.25%     0.15%   0.20%               0.50%                                 2.10%
                     R    Vintage II (Series II)
                            (note 2)               1.55%     0.15%             0.40%                                           2.10%
                     R    Vintage II (Series II)
                            (note 2)               1.55%     0.15%   0.15%                         0.25%                       2.10%
                    SU    Vintage L (note 2)       1.70%     0.15%                                 0.25%                       2.10%
Separate Account
  Charge 2.15%       D    Portfolio Architect L
                            (notes 2-4)            1.60%     0.15%             0.40%                                           2.15%
                     R    Vintage II (note 2)      1.40%     0.15%   0.20%     0.40%                                           2.15%
                    SU    Vintage II (Series II)
                            (note 2)               1.35%     0.15%   0.15%               0.50%                                 2.15%
                    SU    Vintage II (Series II)
                            (note 2)               1.35%     0.15%   0.15%                                           0.50%     2.15%
Separate Account
  Charge 2.20%       D    Portfolio Architect L
                            (notes 2-4)            1.60%     0.15%   0.20%                         0.25%                       2.20%
                     R    Vintage II (Series II)
                            (note 2)               1.55%     0.15%                       0.50%                                 2.20%
                     R    Vintage II (Series II)
                            (note 2)               1.55%     0.15%                                                   0.50%     2.20%
                     R    Vintage L (note 2)       1.90%     0.15%   0.15%                                                     2.20%
Separate Account
  Charge 2.25%       E    Pioneer AnnuiStar Flex   1.90%     0.15%   0.20%                                                     2.25%
                     S    Pioneer AnnuiStar Flex   1.70%     0.15%             0.40%                                           2.25%
                          Portfolio Architect 3
                            (notes 2-4)            1.70%     0.15%             0.40%                                           2.25%
                     D    Portfolio Architect L
                            (notes 2-4)            1.60%     0.15%                                                   0.50%     2.25%
                     D    Portfolio Architect L
                            (notes 2-4)            1.60%     0.15%                       0.50%                                 2.25%
                     R    Portfolio Architect L
                            (notes 2-4)            1.90%     0.15%   0.20%                                                     2.25%
                    SU    Portfolio Architect L
                            (notes 2-4)            1.70%     0.15%             0.40%                                           2.25%
                          Vintage 3 (note 2)       1.70%     0.15%             0.40%                                           2.25%
                     R    Vintage II (note 2)      1.40%     0.15%   0.20%               0.50%                                 2.25%
                     R    Vintage II (Series II)
                            (note 2)               1.55%     0.15%   0.15%     0.40%                                           2.25%
                    SU    Vintage L (note 2)       1.70%     0.15%   0.15%                         0.25%                       2.25%
                    SU    Vintage L (note 2)       1.70%     0.15%             0.40%                                           2.25%

                                                                                Asset-based Charges
                                                   ---------------------------------------------------------------------------------
                                                                                         Optional Features
                                                   -------------------------------------------------------------------------
Separate Account   Dth                                                                                                         Total
   Charge (1)      Ben    Product                   M&E      ADM    E.S.P.    GMWB I    GMWB II  GMWB III   GMWB L    GMAB    Charge
-----------------  ---    -------                  -----    -----   ------   --------  --------  --------  -------  --------  ------
Separate Account
  Charge 2.30%       E    Pioneer AnnuiStar Flex   1.90%     0.15%                                 0.25%                       2.30%
                     S    Pioneer AnnuiStar Flex   1.70%     0.15%   0.20%                         0.25%                       2.30%
                          Portfolio Architect 3
                            (notes 2-4)            1.70%     0.15%   0.20%                         0.25%                       2.30%
                     R    Portfolio Architect L
                            (notes 2-4)            1.90%     0.15%                                 0.25%                       2.30%
                    SU    Portfolio Architect L
                            (notes 2-4)            1.70%     0.15%   0.20%                         0.25%                       2.30%
                          Vintage 3 (note 2)       1.70%     0.15%   0.20%                         0.25%                       2.30%
                     R    Vintage L (note 2)       1.90%     0.15%                                 0.25%                       2.30%
Separate Account
  Charge 2.35%       S    Pioneer AnnuiStar Flex   1.70%     0.15%                       0.50%                                 2.35%
                     S    Pioneer AnnuiStar Flex   1.70%     0.15%                                                   0.50%     2.35%
                          Portfolio Architect 3
                            (notes 2-4)            1.70%     0.15%                       0.50%                                 2.35%
                     D    Portfolio Architect L
                            (notes 2-4)            1.60%     0.15%   0.20%     0.40%                                           2.35%
                    SU    Portfolio Architect L
                            (notes 2-4)            1.70%     0.15%                                                   0.50%     2.35%
                    SU    Portfolio Architect L
                            (notes 2-4)            1.70%     0.15%                       0.50%                                 2.35%
                          Vintage 3 (note 2)       1.70%     0.15%                       0.50%                                 2.35%
                     R    Vintage II (Series II)
                            (note 2)               1.55%     0.15%   0.15%               0.50%                                 2.35%
                     R    Vintage II (Series II)
                            (note 2)               1.55%     0.15%   0.15%                                           0.50%     2.35%
                    SU    Vintage L (note 2)       1.70%     0.15%                       0.50%                                 2.35%
                    SU    Vintage L (note 2)       1.70%     0.15%                                                   0.50%     2.35%
Separate Account
  Charge 2.40%      SU    Vintage L (note 2)       1.70%     0.15%   0.15%     0.40%                                           2.40%
Separate Account
  Charge 2.45%       E    Pioneer AnnuiStar Flex   1.90%     0.15%             0.40%                                           2.45%
                     S    Pioneer AnnuiStar Flex   1.70%     0.15%   0.20%     0.40%                                           2.45%
                          Portfolio Architect 3
                            (notes 2-4)            1.70%     0.15%   0.20%     0.40%                                           2.45%
                     D    Portfolio Architect L
                            (notes 2-4)            1.60%     0.15%   0.20%               0.50%                                 2.45%
                     D    Portfolio Architect L
                            (notes 2-4)            1.60%     0.15%   0.20%                                           0.50%     2.45%
                     R    Portfolio Architect L
                            (notes 2-4)            1.90%     0.15%             0.40%                                           2.45%
                    SU    Portfolio Architect L
                            (notes 2-4)            1.70%     0.15%   0.20%     0.40%                                           2.45%
                          Vintage 3 (note 2)       1.70%     0.15%   0.20%     0.40%                                           2.45%
                     R    Vintage L (note 2)       1.90%     0.15%             0.40%                                           2.45%
                     R    Vintage L (note 2)       1.90%     0.15%   0.15%                         0.25%                       2.45%

                                                                                Asset-based Charges
                                                   ---------------------------------------------------------------------------------
                                                                                         Optional Features
                                                   -------------------------------------------------------------------------
Separate Account   Dth                                                                                                         Total
   Charge (1)      Ben    Product                   M&E      ADM    E.S.P.    GMWB I    GMWB II  GMWB III   GMWB L    GMAB    Charge
-----------------  ---    -------                  -----    -----   ------   --------  --------  --------  -------  --------  ------
Separate Account
  Charge 2.30%       E    Pioneer AnnuiStar Flex   1.90%     0.15%                                 0.25%                       2.30%
                     S    Pioneer AnnuiStar Flex   1.70%     0.15%   0.20%                         0.25%                       2.30%
                          Portfolio Architect 3
                            (notes 2-4)            1.70%     0.15%   0.20%                         0.25%                       2.30%
                     R    Portfolio Architect L
                            (notes 2-4)            1.90%     0.15%                                 0.25%                       2.30%
                    SU    Portfolio Architect L
                            (notes 2-4)            1.70%     0.15%   0.20%                         0.25%                       2.30%
                          Vintage 3 (note 2)       1.70%     0.15%   0.20%                         0.25%                       2.30%
                     R    Vintage L (note 2)       1.90%     0.15%                                 0.25%                       2.30%
Separate Account
  Charge 2.35%       S    Pioneer AnnuiStar Flex   1.70%     0.15%                       0.50%                                 2.35%
                     S    Pioneer AnnuiStar Flex   1.70%     0.15%                                                   0.50%     2.35%
                          Portfolio Architect 3
                            (notes 2-4)            1.70%     0.15%                       0.50%                                 2.35%
                     D    Portfolio Architect L
                            (notes 2-4)            1.60%     0.15%   0.20%     0.40%                                           2.35%
                    SU    Portfolio Architect L
                            (notes 2-4)            1.70%     0.15%                                                   0.50%     2.35%
                    SU    Portfolio Architect L
                            (notes 2-4)            1.70%     0.15%                       0.50%                                 2.35%
                          Vintage 3 (note 2)       1.70%     0.15%                       0.50%                                 2.35%
                     R    Vintage II (Series II)
                            (note 2)               1.55%     0.15%   0.15%               0.50%                                 2.35%
                     R    Vintage II (Series II)
                            (note 2)               1.55%     0.15%   0.15%                                           0.50%     2.35%
                    SU    Vintage L (note 2)       1.70%     0.15%                       0.50%                                 2.35%
                    SU    Vintage L (note 2)       1.70%     0.15%                                                   0.50%     2.35%
Separate Account
  Charge 2.40%      SU    Vintage L (note 2)       1.70%     0.15%   0.15%     0.40%                                           2.40%
Separate Account
  Charge 2.45%       E    Pioneer AnnuiStar Flex   1.90%     0.15%             0.40%                                           2.45%
                     S    Pioneer AnnuiStar Flex   1.70%     0.15%   0.20%     0.40%                                           2.45%
                          Portfolio Architect 3
                            (notes 2-4)            1.70%     0.15%   0.20%     0.40%                                           2.45%
                     D    Portfolio Architect L
                            (notes 2-4)            1.60%     0.15%   0.20%               0.50%                                 2.45%
                     D    Portfolio Architect L
                            (notes 2-4)            1.60%     0.15%   0.20%                                           0.50%     2.45%
                     R    Portfolio Architect L
                            (notes 2-4)            1.90%     0.15%             0.40%                                           2.45%
                    SU    Portfolio Architect L
                            (notes 2-4)            1.70%     0.15%   0.20%     0.40%                                           2.45%
                          Vintage 3 (note 2)       1.70%     0.15%   0.20%     0.40%                                           2.45%
                     R    Vintage L (note 2)       1.90%     0.15%             0.40%                                           2.45%
                     R    Vintage L (note 2)       1.90%     0.15%   0.15%                         0.25%                       2.45%

3. CONTRACT CHARGES - (Concluded)

                                                                                Asset-based Charges
                                                   ---------------------------------------------------------------------------------
                                                                                         Optional Features
                                                   -------------------------------------------------------------------------
Separate Account   Dth                                                                                                         Total
   Charge (1)      Ben    Product                   M&E      ADM    E.S.P.    GMWB I    GMWB II  GMWB III   GMWB L    GMAB    Charge
-----------------  ---    -------                  -----    -----   ------   --------  --------  --------  -------  --------  ------
Separate Account
  Charge 2.75%       E    Pioneer AnnuiStar Flex   1.90%     0.15%   0.20%                                           0.50%     2.75%
                     E    Pioneer AnnuiStar Flex   1.90%     0.15%   0.20%               0.50%                                 2.75%
                     R    Portfolio Architect L
                            (notes 2-4)            1.90%     0.15%   0.20%                                           0.50%     2.75%
                     R    Portfolio Architect L
                            (notes 2-4)            1.90%     0.15%   0.20%               0.50%                                 2.75%
Separate Account
  Charge 2.85%       S    Pioneer AnnuiStar Flex   1.70%     0.15%   0.20%                                  0.80%              2.85%
Separate Account
  Charge 2.90%       E    Pioneer AnnuiStar Flex   1.90%     0.15%   0.20%                                  0.65%              2.90%
Separate Account
  Charge 3.05%       E    Pioneer AnnuiStar Flex   1.90%     0.15%   0.20%                                  0.80%              3.05%

(1) Certain accumulation and annuity unit values may not be available through certain Subaccounts.

(2) An amount equal to the underlying fund expenses that are in excess of 0.90% is being waived for the Harris Oakmark International Subaccount (Class A) of the Met Investors Series Trust.

(3) An amount equal to the underlying fund expenses that are in excess of 0.59% is being waived for the Lord Abbett Growth and Income Subaccount (Class B) of the Met Investors Series Trust.

(4) A waiver of 0.15% of the M&E charge applies to the Subaccount investing in the Western Asset Management U.S. Government Subaccount (Class A) of the Metropolitan Series Fund, Inc.

For contracts in the accumulation phase with a value of less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to the Company to cover administrative charges.

No sales charges are deducted from participant purchase payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the purchase payments are withdrawn. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. These charges, for withdrawals in the accumulation and annuity phases, are assessed through the redemption of units as noted below:

Product                     Withdrawal/Surrender Charges (as a percentage of the amount withdrawn)
-------                     ----------------------------------------------------------------------
Pioneer AnnuiStar Flex      Maximum percentage is 6% decreasing to 0% after 4 full years
Portfolio Architect L       Maximum percentage is 6% decreasing to 0% after 4 full years
Portfolio Architect 3       Maximum percentage is 6% decreasing to 0% after 3 full years
Vintage L                   Maximum percentage is 6% decreasing to 0% after 4 full years
Vintage II                  Maximum percentage is 6% decreasing to 0% after 7 full years
Vintage II (Series II)      Maximum percentage is 6% decreasing to 0% after 7 full years
Vintage 3                   Maximum percentage is 6% decreasing to 0% after 3 full years

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. STATEMENT OF INVESTMENTS

                                                                                 As of and for the period ended December 31, 2006
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
AIM Variable Insurance Funds (0.1%)
  AIM V.I. Capital Appreciation Subaccount (Series II) (Cost $934,419)          42,452   $  1,099,921   $    216,495   $    148,308
  AIM V.I. Core Equity Subaccount (Series I) (Cost $108,673)                     4,333        117,942        206,286        101,366
  AIM V.I. Mid Cap Core Equity Subaccount (Series II) (Cost $353,130)           27,145        364,287         72,915         31,515
  AIM V.I. Premier Equity Subaccount (Series I) (Cost $0)                           --             --          2,128        221,554
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $1,396,222)                                                     73,930   $  1,582,150   $    497,824   $    502,743
                                                                          ============   ============   ============   ============
AllianceBernstein Variable Products Series Fund, Inc. (0.0%)
  AllianceBernstein Growth and Income Subaccount (Class B) (Cost $0)                --   $         --   $    184,686   $  3,843,957
  AllianceBernstein Large-Cap Growth Subaccount (Class B) (Cost $0)                 --             --         12,271      2,341,374
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $0)                                                                 --   $         --   $    196,957   $  6,185,331
                                                                          ============   ============   ============   ============
American Funds Insurance Series (18.0%)
  American Funds Global Growth Subaccount (Class 2) (Cost $22,661,968)       1,345,379   $ 31,333,879   $  4,207,289   $  1,972,767
  American Funds Growth Subaccount (Class 2) (Cost $64,689,917)              1,304,141     83,569,332      8,548,536      5,517,551
  American Funds Growth-Income Subaccount (Class 2) (Cost $70,782,596)       2,036,803     85,932,737      8,033,478      5,101,673
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $158,134,481)                                                4,686,323   $200,835,948   $ 20,789,303   $ 12,591,991
                                                                          ============   ============   ============   ============
Capital Appreciation Fund (0.0%)
  Capital Appreciation Fund
    Total (Cost $0)                                                                 --   $         --   $    301,283   $  1,088,687
                                                                          ============   ============   ============   ============
Credit Suisse Trust (0.0%)
  Credit Suisse Trust Emerging Markets Subaccount
    Total (Cost $6,479)                                                            683   $     14,925   $        341   $      5,254
                                                                          ============   ============   ============   ============
Delaware VIP Trust (0.0%)
  Delaware VIP REIT Subaccount (Standard Class)
    Total (Cost $0)                                                                 --   $         --   $    794,178   $  3,723,251
                                                                          ============   ============   ============   ============
Dreyfus Variable Investment Fund (0.1%)
  Dreyfus VIF Appreciation Subaccount (Initial Shares) (Cost $385,591)          11,319   $    481,616   $     45,320   $     92,385
  Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
    (Cost $462,717)                                                             11,627        488,694         80,365         30,203
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $848,308)                                                       22,946   $    970,310   $    125,685   $    122,588
                                                                          ============   ============   ============   ============
FAM Variable Series Funds, Inc. (0.0%)
  FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (Cost $0)             --   $         --   $    209,388   $  2,068,053
  FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
    (Cost $0)                                                                       --             --      1,097,151      5,721,930
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $0)                                                                 --   $         --   $  1,306,539   $  7,789,983
                                                                          ============   ============   ============   ============
Franklin Templeton Variable Insurance Products Trust (5.9%)
  FTVIPT Franklin Income Securities Subaccount (Class 2)
    (Cost $10,029,190)                                                         632,207   $ 10,975,120   $  6,847,184   $    475,942
  FTVIPT Franklin Rising Dividends Securities Subaccount
    (Class 2)
    (Cost $3,142,598)                                                          184,682      3,795,207        404,369        260,371
  FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2)
    (Cost $5,467,604)                                                          304,810      6,745,453        442,488      1,016,849
  FTVIPT Mutual Shares Securities Subaccount (Class 2) (Cost $0)                    --             --      1,582,221     18,265,606
  FTVIPT Templeton Developing Markets Securities Subaccount (Class 2)
    (Cost $11,815,831)                                                       1,203,855     16,601,162      5,438,498      2,489,492
  FTVIPT Templeton Foreign Securities Subaccount (Class 2)
    (Cost $20,204,939)                                                       1,454,887     27,235,492      4,331,427      1,662,545
  FTVIPT Templeton Growth Securities Subaccount (Class 2) (Cost $0)                 --             --      1,397,289     10,340,328
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $50,660,162)                                                 3,780,441   $ 65,352,434   $ 20,443,476   $ 34,511,133
                                                                          ============   ============   ============   ============
High Yield Bond Trust (0.0%)
  High Yield Bond Trust
    Total (Cost $0)                                                                 --   $         --   $     39,828   $    379,204
                                                                          ============   ============   ============   ============

                                                                                         As of and for the period ended
                                                                                         December 31, 2006 -- (Continued)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
Janus Aspen Series (0.1%)
  Janus Aspen Balanced Subaccount (Service Shares) (Cost $0)                        --   $         --   $     78,287   $  1,152,203
  Janus Aspen Global Life Sciences Subaccount (Service Shares)
    (Cost $7,182)                                                                1,102         10,355             --          4,628
  Janus Aspen Global Technology Subaccount (Service Shares)
    (Cost $107,142)                                                             32,449        138,557          8,607         24,913
  Janus Aspen Mid Cap Growth Subaccount (Service Shares)
    (Cost $881,093)                                                             35,405      1,139,696         97,806        347,414
  Janus Aspen Worldwide Growth Subaccount (Service Shares)
    (Cost $68,235)                                                               2,703         87,062          1,311          3,328
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $1,063,652)                                                     71,659   $  1,375,670   $    186,011   $  1,532,486
                                                                          ============   ============   ============   ============
Lazard Retirement Series, Inc. (0.0%)
  Lazard Retirement Small Cap Subaccount
    Total (Cost $0)                                                                 --   $         --   $  2,095,266   $  6,975,609
                                                                          ============   ============   ============   ============
Legg Mason Partners Investment Series (0.3%)
  LMPIS Dividend Strategy Subaccount (Cost $2,219,899)                         257,137   $  2,581,654   $    229,542   $    493,638
  LMPIS Premier Selections All Cap Growth Subaccount (Cost $384,629)            32,251        431,512        103,013         25,657
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $2,604,528)                                                    289,388   $  3,013,166   $    332,555   $    519,295
                                                                          ============   ============   ============   ============
Legg Mason Partners Variable Portfolios V (0.4%)
  LMPVPV Small Cap Growth Opportunties Subaccount
    Total (Cost $3,668,862)                                                    351,543   $  4,018,140   $    754,171   $    607,070
                                                                          ============   ============   ============   ============
Legg Mason Partners Variable Portfolios I, Inc. (2.2%)
  LMPVPI All Cap Subaccount (Class I) (Cost $10,114,290)                       658,865   $ 12,861,040   $    851,130   $  1,800,697
  LMPVPI All Cap Subaccount (Class II) (Cost $177,111)                           9,917        193,880         93,976          3,144
  LMPVPI Investors Subaccount (Class I) (Cost $5,337,617)                      414,190      6,854,844        449,917      1,223,671
  LMPVPI Large Cap Growth Subaccount (Class I) (Cost $327,193)                  29,125        373,959         39,230        149,144
  LMPVPI Small Cap Growth Subaccount (Class I) (Cost $3,230,791)               260,397      3,817,413        336,286        481,574
  LMPVPI Total Return Subaccount (Class II) (Cost $561,717)                     49,148        611,398        165,104         57,941
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $19,748,719)                                                 1,421,642   $ 24,712,534   $  1,935,643   $  3,716,171
                                                                          ============   ============   ============   ============
Legg Mason Partners Variable Portfolios II (8.1%)
  LMPVPII Aggressive Growth Subaccount (Class I) (Cost $628,048)                32,119   $    832,203   $      9,123   $    237,428
  LMPVPII Aggressive Growth Subaccount (Class II) (Cost $1,574,314)             76,128      1,945,839        238,823        294,164
  LMPVPII Appreciation Subaccount (Cost $18,826,765)                           857,339     22,933,825      1,439,419      3,148,047
  LMPVPII Diversified Strategic Income Subaccount (Cost $13,096,880)         1,411,661     12,606,131      1,136,023      2,816,725
  LMPVPII Equity Index Subaccount (Class II) (Cost $9,980,923)                 360,356     12,298,954        825,714      2,432,995
  LMPVPII Fundamental Value Subaccount (Cost $35,345,918)                    1,760,383     40,119,121      3,230,339      3,863,193
  LMPVPII Growth and Income Subaccount (Class I) (Cost $110,299)                24,315        137,137         20,039         96,654
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $79,563,147)                                                 4,522,301   $ 90,873,210   $  6,899,480   $ 12,889,206
                                                                          ============   ============   ============   ============
Legg Mason Partners Variable Portfolios III, Inc. (10.5%)
  LMPVPIII Adjustable Rate Income Subaccount (Cost $5,817,548)                 578,146   $  5,712,079   $    859,937   $    857,162
  LMPVPIII Aggressive Growth Subaccount (Cost $40,976,920)                   3,300,601     53,337,714      1,825,727      4,552,368
  LMPVPIII High Income Subaccount (Cost $22,815,338)                         3,033,055     22,171,631      2,576,239      2,801,109
  LMPVPIII International All Cap Growth Subaccount (Cost $192,380)              14,094        243,540          9,986         44,130
  LMPVPIII Large Cap Growth Subaccount (Cost $11,287,086)                      824,007     12,994,585        399,011      1,638,979
  LMPVPIII Large Cap Value Subaccount (Cost $769,826)                           42,514        922,979         53,875        271,002
  LMPVPIII Mid Cap Core Subaccount (Cost $9,789,470)                           752,611     10,784,916      1,445,710      1,334,061
  LMPVPIII Money Market Subaccount (Cost $11,356,009)                       11,356,009     11,356,009      9,277,734      9,019,603
  LMPVPIII Social Awareness Stock Subaccount (Cost $66,477)                      2,846         76,802         24,351          1,112
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $103,071,054)                                               19,903,883   $117,600,255   $ 16,472,570   $ 20,519,526
                                                                          ============   ============   ============   ============

                                                                                         As of and for the period ended
                                                                                         December 31, 2006 -- (Continued)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
Legg Mason Partners Variable Portfolios IV (17.0%)
  LMPVPIV Multiple Discipline Subaccount-All Cap Growth and Value
    (Cost $67,589,749)                                                       4,724,378   $ 77,574,292   $  6,970,658   $  9,299,655
  LMPVPIV Multiple Discipline Subaccount-Balanced All Cap Growth and
    Value (Cost $65,850,685)                                                 5,118,645     72,735,945      6,573,199      8,930,394
  LMPVPIV Multiple Discipline Subaccount-Global All Cap Growth
    and Value
    (Cost $24,007,926)                                                       1,589,922     28,539,101      3,810,368      2,362,088
  LMPVPIV Multiple Discipline Subaccount-Large Cap Growth and Value
    (Cost $9,811,964)                                                          702,095     11,163,309        910,740      2,030,858
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $167,260,324)                                               12,135,040   $190,012,647   $ 18,264,965   $ 22,622,995
                                                                          ============   ============   ============   ============
Lord Abbett Series Fund, Inc. (1.9%)
  Lord Abbett Growth and Income Subaccount (Class VC) (Cost $7,079,189)        269,653   $  7,911,628   $  1,182,040   $    719,307
  Lord Abbett Mid-Cap Value Subaccount (Class VC) (Cost $12,151,569)           597,352     13,010,318      2,292,265      1,809,290
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $19,230,758)                                                   867,005   $ 20,921,946   $  3,474,305   $  2,528,597
                                                                          ============   ============   ============   ============
Managed Assets Trust (0.0%)
  Managed Assets Trust
    Total (Cost $0)                                                                 --   $         --   $    161,036   $    260,726
                                                                          ============   ============   ============   ============
Met Investors Series Trust (7.1%)
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (Cost $746,722)          37,018   $    719,257   $    808,675   $     57,047
  MIST BlackRock High Yield Subaccount (Class A) (Cost $1,073,506)             128,026      1,141,995      1,148,107         75,918
  MIST BlackRock Large-Cap Core Subaccount (Class A) (Cost $1,841,773)         175,585      1,966,546      2,202,055        367,828
  MIST Dreman Small-Cap Value Subaccount (Class A) (Cost $464,943)              36,838        507,260        707,455        247,593
  MIST Harris Oakmark International Subaccount (Class A)
    (Cost $6,765,679)                                                          394,892      7,514,789      7,707,916        954,664
  MIST Janus Capital Appreciation Subaccount (Class A) (Cost $865,582)          11,613        901,668      1,021,345        151,608
  MIST Legg Mason Partners Managed Assets Subaccount (Class A)
    (Cost $243,552)                                                             14,399        260,181        255,725         12,257
  MIST Lord Abbett Bond Debenture Subaccount (Class A)
    (Cost $2,244,393)                                                          189,923      2,375,938      3,042,798        797,116
  MIST Lord Abbett Growth and Income Subaccount (Class B)
    (Cost $21,430,179)                                                         797,202     23,278,295     23,100,725      1,710,535
  MIST Lord Abbett Mid-Cap Value Subaccount (Class B) (Cost $381,325)           18,593        419,453        448,340         67,862
  MIST Met/AIM Capital Appreciation Subaccount (Class A)
    (Cost $2,625,491)                                                          215,718      2,336,230      2,767,924        135,189
  MIST Met/AIM Small Cap Growth Subaccount (Class A) (Cost $84,733)              6,304         85,297         93,702          9,016
  MIST MFS(R) Value Subaccount (Class A) (Cost $5,072,482)                     374,143      5,327,802      5,528,292        475,858
  MIST Neuberger Berman Real Estate Subaccount (Class A)
    (Cost $3,888,053)                                                          259,374      4,702,447      4,281,982        434,469
  MIST Oppenheimer Capital Appreciation Subaccount (Class B)
    (Cost $1,566,054)                                                          175,273      1,612,514      1,651,136         80,648
  MIST Pioneer Fund Subaccount (Class A) (Cost $2,364,605)                     175,736      2,571,022      2,669,034        304,287
  MIST Pioneer Mid-Cap Value Subaccount (Class A) (Cost $58,725)                 5,279         63,029         67,207          8,957
  MIST Pioneer Strategic Income Subaccount (Class A) (Cost $11,777,483)      1,241,490     11,744,495     12,626,055        864,282
  MIST Third Avenue Small Cap Value Subaccount (Class B)
    (Cost $11,368,378)                                                         672,833     11,720,755     12,102,640        723,906
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $74,863,658)                                                 4,930,239   $ 79,248,973   $ 82,231,113   $  7,479,040
                                                                          ============   ============   ============   ============
Metropolitan Series Fund, Inc. (10.5%)
  MSF BlackRock Aggressive Growth Subaccount (Class D)
    (Cost $2,943,178)                                                          122,422   $  2,913,635   $  3,328,941   $    362,301
  MSF BlackRock Bond Income Subaccount (Class A) (Cost $1,213,949)              11,693      1,270,015      1,468,518        257,569
  MSF BlackRock Bond Income Subaccount (Class E) (Cost $15,254,225)            148,238     15,993,406     17,543,084      2,341,318
  MSF BlackRock Money Market Subaccount (Class A) (Cost $2,193,486)             21,935      2,193,486      4,871,200      2,677,714
  MSF Capital Guardian U.S. Equity Subaccount (Class A) (Cost $858,491)         67,402        896,444      1,206,457        348,631
  MSF FI Large Cap Subaccount (Class A) (Cost $4,173,914)                      283,343      4,284,140      4,687,684        491,405
  MSF FI Value Leaders Subaccount (Class D) (Cost $15,417,533)                  76,888     15,988,922     17,368,851      1,894,209
  MSF MetLife Aggressive Allocation Subaccount (Class B)
    (Cost $726,246)                                                             63,926        782,449        733,926          7,720
  MSF MetLife Conservative Allocation Subaccount (Class B)
    (Cost $914,519)                                                             92,008        969,769      1,467,466        571,981
  MSF MetLife Conservative to Moderate Allocation Subaccount (Class B)
    (Cost $674,691)                                                             65,280        719,382        707,642         34,411

                                                                                         As of and for the period ended
                                                                                         December 31, 2006 -- (Continued)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
Metropolitan Series Fund, Inc. -- (Continued)
  MSF MetLife Moderate Allocation Subaccount (Class B)
    (Cost $1,730,436)                                                          160,303      1,840,278      2,023,026        296,194
  MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
    (Cost $2,105,920)                                                          188,509      2,250,797      2,830,265        728,745
  MSF MFS(R) Total Return Subaccount (Class F) (Cost $44,871,148)              311,982     48,472,703     50,125,245      5,322,671
  MSF Oppenheimer Global Equity Subaccount (Class B) (Cost $14,748,122)        937,739     15,754,008     15,683,014        918,207
  MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
    (Cost $2,109,760)                                                          150,395      2,284,504      2,321,490        213,627
  MSF Western Asset Management High Yield Bond Subaccount (Class A)
    (Cost $337,772)                                                             35,177        362,679        374,097         36,752
  MSF Western Asset Management U.S. Government Subaccount (Class A)
    (Cost $248,700)                                                             21,123        259,814        260,225         11,685
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $110,522,090)                                                2,758,363   $117,236,431   $127,001,131   $ 16,515,140
                                                                          ============   ============   ============   ============
Money Market Portfolio (0.0%)
  Money Market Portfolio
    Total (Cost $0)                                                                 --   $         --   $    662,534   $  2,464,892
                                                                          ============   ============   ============   ============
Oppenheimer Variable Account Funds (0.0%)
  Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
    (Cost $0)                                                                       --   $         --   $     86,316   $  1,519,560
  Oppenheimer Global Securities Subaccount/VA (Service Shares)
    (Cost $0)                                                                       --             --        285,383      2,394,137
  Oppenheimer Main Street/VA Subaccount (Service Shares) (Cost $0)                  --             --         19,863        234,030
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $0)                                                                 --   $         --   $    391,562   $  4,147,727
                                                                          ============   ============   ============   ============
PIMCO Variable Insurance Trust (7.2%)
  PIMCO VIT Real Return Subaccount (Administrative Class)
    (Cost $20,678,220)                                                       1,618,625   $ 19,310,202   $  4,010,385   $  1,927,054
  PIMCO VIT Total Return Subaccount (Administrative Class)
    (Cost $62,507,402)                                                       6,014,761     60,869,382      6,907,660      7,984,483
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $83,185,622)                                                 7,633,386   $ 80,179,584   $ 10,918,045   $  9,911,537
                                                                          ============   ============   ============   ============
Pioneer Variable Contracts Trust (3.6%)
  Pioneer America Income VCT Subaccount (Class II) (Cost $1,655,090)           166,806   $  1,621,350   $    584,879   $    221,733
  Pioneer AmPac Growth VCT Subaccount (Class II) (Cost $0)                          --             --         41,083        174,646
  Pioneer Balanced VCT Subaccount (Class II) (Cost $0)                              --             --        230,565        690,544
  Pioneer Cullen Value VCT Subaccount (Class II) (Cost $667,117)                59,006        758,224        475,283         39,287
  Pioneer Emerging Markets VCT Subaccount (Class II) (Cost $530,371)            23,143        785,011        262,354        225,706
  Pioneer Equity Income VCT Subaccount (Class II) (Cost $1,864,083)             91,144      2,284,971        363,244        209,630
  Pioneer Equity Opportunity VCT Subaccount (Class II) (Cost $52,949)            4,818         61,713         33,043         11,322
  Pioneer Europe VCT Subaccount (Class II) (Cost $0)                                --             --         20,578        156,588
  Pioneer Fund VCT Subaccount (Class II) (Cost $1,176,516)                      58,993      1,458,899        278,265        519,508
  Pioneer Global High Yield VCT Subaccount (Class II) (Cost $2,394,655)        237,193      2,462,064      1,647,092        120,153
  Pioneer Growth Shares VCT Subaccount (Class II) (Cost $119,680)                9,604        138,207         23,759          5,933
  Pioneer High Yield VCT Subaccount (Class II) (Cost $2,594,829)               232,737      2,562,433        731,903        549,883
  Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
    (Cost $716,564)                                                             63,152        784,352        607,425        121,275
  Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
    (Cost $11,201,571)                                                         983,231     11,867,600     11,294,767        279,162
  Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II)
    (Cost $4,779,601)                                                          434,716      5,047,057      4,896,604      1,044,329
  Pioneer International Value VCT Subaccount (Class II) (Cost $580,231)         44,854        747,276        304,426         66,405
  Pioneer Mid Cap Value VCT Subaccount (Class II) (Cost $2,122,817)             97,784      1,979,157        750,681        127,162
  Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
    (Cost $1,053,393)                                                           92,668      1,124,061        628,048        148,202
  Pioneer Real Estate Shares VCT Subaccount (Class II) (Cost $629,163)          25,241        831,937        263,756        114,107
  Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
    (Cost $712,234)                                                             65,571        803,896        160,901         64,047
  Pioneer Small Cap Value VCT Subaccount (Class II) (Cost $660,723)             42,266        750,647        300,094        279,668
  Pioneer Small Company VCT Subaccount (Class II) (Cost $0)                         --             --          3,286         95,168

4. STATEMENT OF INVESTMENTS -- (Concluded)

                                                                                         As of and for the period ended
                                                                                         December 31, 2006 -- (Concluded)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
Pioneer Variable Contracts Trust -- (Continued)
  Pioneer Strategic Income VCT Subaccount (Class II) (Cost $3,426,562)         315,189      3,404,038      1,085,728        523,451
  Pioneer Value VCT Subaccount (Class II) (Cost $677,329)                       52,380        789,892        191,524        163,018
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $37,615,478)                                                 3,100,496   $ 40,262,785   $ 25,179,288   $  5,950,927
                                                                          ============   ============   ============   ============
Putnam Variable Trust (0.8%)
  Putnam VT Discovery Growth Subaccount (Class IB) (Cost $43,640)               11,680   $     69,145   $         --   $     11,111
  Putnam VT International Equity Subaccount (Class IB)
    (Cost $1,362,075)                                                          107,493      2,218,650        273,009        353,868
  Putnam VT Small Cap Value Subaccount (Class IB) (Cost $5,696,258)            290,770      7,056,978      1,206,700        863,177
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $7,101,973)                                                    409,943   $  9,344,773   $  1,479,709   $  1,228,156
                                                                          ============   ============   ============   ============
The Travelers Series Trust (0.0%)
  Travelers AIM Capital Appreciation Subaccount (Cost $0)                           --   $         --   $     26,441   $  2,453,894
  Travelers Convertible Securities Subaccount (Cost $0)                             --             --         67,848      3,338,261
  Travelers Disciplined Mid Cap Stock Subaccount (Cost $0)                          --             --        130,718        810,955
  Travelers Equity Income Subaccount (Cost $0)                                      --             --      2,246,836     18,118,800
  Travelers Federated High Yield Subaccount (Cost $0)                               --             --        122,252      1,161,589
  Travelers Federated Stock Subaccount (Cost $0)                                    --             --         74,639        509,514
  Travelers Large Cap Subaccount (Cost $0)                                          --             --        381,104      3,220,164
  Travelers Managed Allocation Series: Aggressive Subaccount (Cost $0)              --             --         75,763        427,014
  Travelers Managed Allocation Series: Conservative Subaccount
    (Cost $0)                                                                       --             --        102,863        258,433
  Travelers Managed Allocation Series: Moderate Subaccount (Cost $0)                --             --        709,807      1,377,333
  Travelers Managed Allocation Series: Moderate-Aggressive Subaccount
    (Cost $0)                                                                       --             --      1,346,558      2,009,751
  Travelers Managed Allocation Series: Moderate-Conservative Subaccount
    (Cost $0)                                                                       --             --        360,343        414,700
  Travelers Managed Income Subaccount (Cost $0)                                     --             --        762,030     18,275,927
  Travelers Mercury Large Cap Core Subaccount (Cost $0)                             --             --        165,719      2,228,021
  Travelers MFS(R) Mid Cap Growth Subaccount (Cost $0)                              --             --        341,994      3,159,538
  Travelers MFS(R) Total Return Subaccount (Cost $0)                                --             --      2,347,071     50,960,978
  Travelers MFS(R) Value Subaccount (Cost $0)                                       --             --        698,341      4,565,354
  Travelers Mondrian International Stock Subaccount (Cost $0)                       --             --        773,420      6,675,101
  Travelers Pioneer Fund Subaccount (Cost $0)                                       --             --        252,951      2,615,316
  Travelers Pioneer Mid Cap Value Subaccount (Cost $0)                              --             --          8,137         34,226
  Travelers Pioneer Strategic Income Subaccount (Cost $0)                           --             --      1,093,109     11,556,383
  Travelers Quality Bond Subaccount (Cost $0)                                       --             --        115,391      1,452,670
  Travelers Strategic Equity Subaccount (Cost $0)                                   --             --        102,173      1,546,932
  Travelers Style Focus Series: Small Cap Growth Subaccount (Cost $0)               --             --         20,774         71,751
  Travelers Style Focus Series: Small Cap Value Subaccount (Cost $0)                --             --         98,266        164,439
  Travelers U.S. Government Securities Subaccount (Cost $0)                         --             --         25,822        261,266
  Travelers Van Kampen Enterprise Subaccount (Cost $0)                              --             --        150,488      1,134,053
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $0)                                                                 --   $         --   $ 12,600,858   $138,802,363
                                                                          ============   ============   ============   ============
Van Kampen Life Investment Trust (0.3%)
  Van Kampen LIT Comstock Subaccount (Class II) (Cost $1,670,981)              135,827   $  1,996,659   $    327,541   $    571,518
  Van Kampen LIT Enterprise Subaccount (Class II) (Cost $1,910)                    147          2,290              4             47
  Van Kampen LIT Strategic Growth Subaccount (Class I)
    (Cost $1,037,078)                                                           37,162      1,070,631         63,557        137,130
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $2,709,969)                                                    173,136   $  3,069,580   $    391,102   $    708,695
                                                                          ============   ============   ============   ============
Variable Insurance Products Fund (5.9%)
  VIP Contrafund(R) Subaccount (Service Class 2) (Cost $2,914,449)             111,984   $  3,483,810   $    873,575   $    641,353
  VIP Contrafund(R) Subaccount (Service Class) (Cost $29,261,690)            1,087,045     34,111,474      9,138,122      2,263,210
  VIP Dynamic Capital Appreciation Subaccount (Service Class 2)
    (Cost $65,818)                                                               8,722         82,684         44,403         72,472
  VIP Mid Cap Subaccount (Service Class 2) (Cost $23,361,668)                  834,099     28,567,898      6,675,302      2,497,135
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $55,603,625)                                                 2,041,850   $ 66,245,866   $ 16,731,402   $  5,474,170
                                                                          ============   ============   ============   ============

5. FINANCIAL HIGHLIGHTS

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation
    Subaccount (Series II)                2006        931   1.116 - 1.195    1,100          --       1.85 - 2.50       (3.38) - 4.26
                                          2005        855   1.115 - 1.150      976          --       1.85 - 2.65        5.71 - 14.01
                                          2004        604   1.068 - 1.078      649          --       1.75 - 2.65        0.56 - 12.77
                                          2003          2           1.032        2          --              1.75                3.20
  AIM V.I. Core Equity Subaccount
    (Series I)                            2006        109   1.075 - 1.082      118        0.36       1.30 - 2.25         7.50 - 8.20
  AIM V.I. Mid Cap Core Equity
    Subaccount (Series II)                2006        276   1.204 - 1.335      364        0.73       1.85 - 2.55         8.18 - 9.04
                                          2005        267   1.113 - 1.225      324        0.31       1.85 - 2.55         1.24 - 7.64
                                          2004        213   1.158 - 1.164      247        0.05       1.75 - 2.25        7.29 - 11.60
                                          2003          1           1.043        1          --              1.75                4.30
  AIM V.I. Premier Equity
    Subaccount (Series I)                 2006         --   0.857 - 1.343       --        1.03       1.30 - 2.25         4.85 - 5.12
                                          2005        225   0.816 - 1.279      210        0.75       1.30 - 2.25         3.28 - 4.33
                                          2004        272   0.783 - 1.232      248        0.46       1.30 - 2.25         3.40 - 4.38
                                          2003        327   0.751 - 1.184      284        0.39       1.30 - 2.25       12.65 - 23.44
                                          2002        132   0.609 - 0.782       82        0.32       1.30 - 1.85      (31.19) - 8.46
AllianceBernstein Variable
  Products Series Fund, Inc.
  AllianceBernstein Growth and
    Income Subaccount (Class B)           2006         --   1.148 - 1.466       --          --       1.30 - 2.50         4.17 - 4.63
                                          2005      2,653   1.102 - 1.403    3,481        1.24       1.30 - 2.50       (1.08) - 4.55
                                          2004      1,847   1.113 - 1.365    2,372        0.71       1.30 - 2.45        3.40 - 12.26
                                          2003        930   1.019 - 1.248    1,069        0.46       1.30 - 2.25        7.70 - 30.58
                                          2002         86   0.786 - 0.788       68        0.05       1.30 - 1.85      (21.30) - 5.21
  AllianceBernstein Large-Cap
    Growth Subaccount (Class B)           2006         --   0.733 - 1.351       --          --       1.30 - 2.40     (3.01) - (1.97)
                                          2005      2,156   0.749 - 1.383    2,330          --       1.30 - 2.40       12.12 - 22.38
                                          2004      1,804   0.663 - 1.224    1,582          --       1.30 - 2.40         3.16 - 6.88
                                          2003      1,458   0.621 - 1.150    1,007          --       1.30 - 2.25        1.96 - 21.94
                                          2002      1,339   0.511 - 0.803      690          --       1.30 - 1.85   (31.96) - (18.39)
American Funds Insurance Series
    American Funds Global Growth
    Subaccount (Class 2)                  2006     17,433   1.361 - 1.950   31,330        0.88       1.30 - 2.70       17.18 - 18.88
                                          2005     15,832   1.147 - 1.649   24,105        0.67       1.30 - 2.70        4.71 - 14.54
                                          2004      9,814   1.022 - 1.473   13,186        0.38       1.30 - 2.65        4.64 - 14.31
                                          2003      2,800   0.914 - 1.322    3,119        0.33       1.30 - 2.45        6.43 - 33.53
                                          2002      1,240   0.686 - 0.995      889        0.89       1.30 - 1.85   (16.03) - (12.26)
  American Funds Growth
    Subaccount (Class 2)                  2006     50,889   1.189 - 1.769   83,560        0.80       1.30 - 2.70         7.26 - 8.82
                                          2005     48,440   1.097 - 1.633   73,936        0.79       1.30 - 2.70        5.74 - 14.72
                                          2004     30,250   0.961 - 1.429   40,570        0.25       1.30 - 2.65        5.26 - 16.73
                                          2003      9,604   0.869 - 1.292   11,304        0.20       1.30 - 2.45        1.28 - 37.58
                                          2002      2,641   0.719 - 0.918    2,012        0.04       1.30 - 1.85   (25.85) - (25.41)
  American Funds Growth-Income
    Subaccount (Class 2)                  2006     55,509   1.226 - 1.617   85,923        1.56       1.30 - 2.75       12.07 - 13.76
                                          2005     54,320   1.094 - 1.428   74,662        1.49       1.30 - 2.75         3.09 - 6.83
                                          2004     37,264   1.084 - 1.372   49,618        1.26       1.30 - 2.65        5.02 - 12.27
                                          2003     12,284   0.999 - 1.265   14,977        1.70       1.30 - 2.45        0.20 - 30.64
                                          2002      3,708   0.896 - 0.916    3,357        1.16       1.30 - 1.85   (19.86) - (15.55)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Capital Appreciation Fund
  Capital Appreciation Fund               2006        --    1.282 - 1.601      --            --      1.30 - 2.75     (1.42) - (0.69)
                                          2005       566    1.297 - 1.619     832            --      1.30 - 2.75      (1.27) - 16.15
                                          2004       149    1.117 - 1.385     198            --      1.75 - 2.25       16.39 - 17.51
                                          2003        82    0.952 - 1.183      93          0.15      1.75 - 2.25        5.07 - 22.52
                                          2002         6            0.777       5          1.68             1.85             (22.30)
Credit Suisse Trust
  Credit Suisse Trust Emerging
    Markets Subaccount                    2006         7            2.251      15          0.60             1.85               30.12
                                          2005         9            1.730      16          0.70             1.85               25.64
                                          2004        11            1.377      15          0.30             1.85               22.62
                                          2003         9            1.123      10            --             1.85               40.20
                                          2002         1            0.801       1          0.15             1.85             (19.90)
Delaware VIP Trust
  Delaware VIP REIT Subaccount
    (Standard Class)                      2006        --    1.729 - 2.342      --          2.45      1.40 - 2.75       24.39 - 30.77
                                          2005     1,718    1.340 - 1.798   2,957          1.55      1.40 - 2.75      (0.26) - 10.74
                                          2004       980    1.618 - 1.696   1,635          1.59      1.75 - 2.45       19.93 - 29.12
                                          2003       462    1.255 - 1.319     591          1.75      1.75 - 2.25        1.70 - 31.69
                                          2002       110            0.953     105            --             1.85              (4.70)
Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation
    Subaccount (Initial Shares)           2006       373    1.149 - 1.390     482          1.62      1.75 - 2.75       13.32 - 14.37
                                          2005       419    1.005 - 1.217     466          0.02      1.75 - 2.75       (0.29) - 2.70
                                          2004       332    0.981 - 1.184     351          1.83      1.75 - 2.25         2.70 - 3.15
                                          2003       209    0.951 - 1.150     209          2.64      1.75 - 2.25        4.73 - 19.02
                                          2002        28            0.799      22          3.15             1.85             (20.10)
  Dreyfus VIF Developing Leaders
    Subaccount (Initial Shares)           2006       373    1.124 - 1.451     489          0.39      1.75 - 2.45         1.28 - 1.99
                                          2005       362    1.104 - 1.427     462            --      1.75 - 2.45        3.23 - 13.47
                                          2004       178    1.063 - 1.371     210          0.31      1.75 - 2.45         4.61 - 9.36
                                          2003        52    0.972 - 1.258      52          0.04      1.85 - 2.25        0.00 - 29.26
                                          2002        14            0.752      10          0.04             1.85             (24.80)
FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation
    V.I. Subaccount (Class III)           2006        --    1.294 - 1.434      --            --      1.30 - 2.75         5.46 - 8.82
                                          2005     1,308    1.195 - 1.318   1,692          3.08      1.30 - 2.75        2.53 - 10.03
                                          2004       462    1.193 - 1.211     554         11.85      1.30 - 2.65        5.33 - 15.94
                                          2003         1            1.075       1          2.93             1.30                7.50
  FAMVS Mercury Value
    Opportunities V.I.
    Subaccount (Class III)                2006        --    1.330 - 1.467      --            --      1.30 - 2.70       11.03 - 11.56
                                          2005     3,590    1.197 - 1.315   4,642          0.98      1.30 - 2.70        7.30 - 17.97
                                          2004     1,426    1.191 - 1.210   1,714            --      1.30 - 2.65        3.37 - 17.32
                                          2003         1            1.068       1          0.14             1.30                6.80

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Franklin Templeton Variable Insurance
Products Trust
  FTVIPT Franklin Income
    Securities Subaccount
    (Class 2)                             2006      9,192   1.181 - 1.209   10,974        3.35       1.30 - 2.70        2.25 - 16.62
                                          2005      3,511   1.027 - 1.035    3,618        0.20       1.40 - 2.55       (3.56) - 3.81
  FTVIPT Franklin Rising Dividends
    Securities Subaccount
    (Class 2)                             2006      2,922   1.160 - 1.318    3,795        1.07       1.75 - 2.65        1.75 - 15.11
                                          2005      2,784   1.080 - 1.143    3,157        0.89       1.85 - 2.65         0.72 - 5.08
                                          2004      1,686   1.116 - 1.127    1,890        0.20       1.75 - 2.65         5.73 - 9.10
                                          2003          2           1.033        2          --              1.75                3.30
  FTVIPT Franklin Small-Mid Cap
    Growth Securities Subaccount
    (Class 2)                             2006      4,775   0.958 - 1.577    6,745          --       1.30 - 2.65         0.00 - 7.26
                                          2005      5,071   0.895 - 1.476    6,756          --       1.30 - 2.65         2.01 - 3.41
                                          2004      4,257   0.868 - 1.433    5,475          --       1.30 - 2.65        3.30 - 11.81
                                          2003      1,475   0.795 - 1.307    1,609          --       1.30 - 2.45        0.39 - 35.65
                                          2002        436   0.588 - 0.859      277        0.24       1.30 - 1.85   (29.67) - (24.45)
  FTVIPT Mutual Shares Securities
    Subaccount (Class 2)                  2006         --   1.248 - 1.714       --          --       1.30 - 2.65       15.26 - 16.89
                                          2005     11,235   1.079 - 1.473   15,471        0.86       1.30 - 2.65        2.78 - 10.51
                                          2004      5,772   1.138 - 1.355    7,367        0.71       1.30 - 2.65        0.37 - 11.21
                                          2003      2,076   1.035 - 1.223    2,350        0.65       1.30 - 2.25        2.87 - 23.55
                                          2002        222   0.842 - 0.845      187        0.14       1.30 - 1.85    (15.60) - (2.54)
  FTVIPT Templeton Developing
    Markets Securities Subaccount
    (Class 2)                             2006      6,168   1.945 - 2.837   16,599        1.14       1.30 - 2.75       18.81 - 26.43
                                          2005      4,805   1.561 - 2.244   10,400        1.24       1.30 - 2.75        2.15 - 27.70
                                          2004      1,607   1.750 - 1.784    2,833        1.64       1.30 - 2.45       19.21 - 25.39
                                          2003        195   1.438 - 1.449      281        0.04       1.30 - 2.45        2.13 - 44.90
  FTVIPT Templeton Foreign
    Securities Subaccount (Class 2)       2006     15,073   1.398 - 1.937   27,232        1.24       1.30 - 2.75       18.20 - 19.93
                                          2005     13,271   1.171 - 1.623   20,189        1.14       1.30 - 2.75        7.19 - 11.30
                                          2004      7,548   1.079 - 1.498   10,592        0.94       1.30 - 2.65        0.52 - 16.90
                                          2003      2,286   0.925 - 1.285    2,642        1.22       1.30 - 2.45        4.18 - 33.26
                                          2002        762   0.710 - 0.907      571        1.45       1.30 - 1.85   (21.61) - (19.64)
  FTVIPT Templeton Growth
    Securities Subaccount (Class 2)       2006         --   1.409 - 1.855       --          --       1.30 - 2.65       18.66 - 20.20
                                          2005      5,678   1.187 - 1.549    8,121        1.04       1.30 - 2.65         1.54 - 7.90
                                          2004      1,633   1.160 - 1.447    2,227        0.94       1.40 - 2.65        6.23 - 15.15
                                          2003        428   1.024 - 1.263      518        0.92       1.60 - 2.25        3.95 - 29.96
                                          2002         60   0.789 - 0.791       48        0.66       1.60 - 1.85   (20.90) - (10.54)
High Yield Bond Trust
  High Yield Bond Trust                   2006         --   1.071 - 1.086       --        6.59       1.75 - 2.55         1.98 - 2.17
                                          2005        337   1.050 - 1.063      355        0.01       1.75 - 2.55       (0.94) - 0.57
                                          2004        108   1.064 - 1.067      115       18.54       1.75 - 2.25         4.20 - 7.79
Janus Aspen Series
  Janus Aspen Balanced Subaccount
    (Service Shares)                      2006         --   1.181 - 1.274       --          --       1.85 - 2.25         3.07 - 3.23
                                          2005        896   1.144 - 1.236    1,035        2.00       1.85 - 2.25         5.30 - 5.73
                                          2004      1,177   1.082 - 1.173    1,286        2.27       1.85 - 2.25         5.88 - 6.29
                                          2003      1,025   1.018 - 1.106    1,052        2.44       1.85 - 2.25        2.69 - 11.62
                                          2002         76           0.912       69        5.56              1.85              (8.80)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Janus Aspen Series -- (Continued)
  Janus Aspen Global Life Sciences
    Subaccount (Service Shares)           2006         9            1.174      10           --              1.85                4.36
                                          2005        12            1.125      14           --              1.85               10.29
                                          2004        13            1.020      13           --              1.85               12.09
                                          2003        11            0.910      10           --              1.85               23.98
                                          2002         2            0.734       1           --              1.85             (26.60)
  Janus Aspen Global Technology
    Subaccount (Service Shares)           2006       103    1.026 - 1.536     139           --       1.85 - 2.25         5.45 - 5.77
                                          2005       112    0.970 - 1.455     146           --       1.85 - 2.25         9.02 - 9.60
                                          2004        83    0.885 - 1.332      99           --       1.85 - 2.25     (1.63) - (1.34)
                                          2003       113    0.897 - 1.354     119           --       1.85 - 2.25        1.20 - 43.75
                                          2002        73            0.624      46           --              1.85             (37.60)
  Janus Aspen Mid Cap Growth
    Subaccount (Service Shares)           2006     1,074    0.549 - 1.893   1,140           --       1.30 - 2.60        7.71 - 11.82
                                          2005     1,290    0.492 - 1.699   1,244           --       1.30 - 2.45        9.20 - 11.63
                                          2004     1,233    0.446 - 1.543   1,026           --       1.30 - 2.60        2.69 - 19.00
                                          2003     1,042    0.376 - 1.302     566           --       1.30 - 2.25        2.64 - 33.10
                                          2002       707    0.283 - 0.817     224           --       1.30 - 1.85   (29.25) - (21.06)
  Janus Aspen Worldwide Growth
    Subaccount (Service Shares)           2006        76    1.105 - 1.441      87         1.64       1.75 - 2.25       15.28 - 15.87
                                          2005        78    0.955 - 1.250      77         1.25       1.75 - 2.25         3.22 - 3.69
                                          2004        69    0.921 - 1.211      66         1.03       1.75 - 2.25         2.19 - 2.78
                                          2003        35    0.898 - 1.185      34         1.35       1.75 - 2.25        3.93 - 21.52
                                          2002         3            0.739       2         0.56              1.85             (26.10)
Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap
    Subaccount                            2006        --    1.265 - 1.751      --           --       1.30 - 2.70      (1.36) - 12.53
                                          2005     3,094    1.140 - 1.556   4,674           --       1.30 - 2.65       (1.30) - 6.70
                                          2004     1,800    1.310 - 1.516   2,695           --       1.30 - 2.65        7.00 - 18.66
                                          2003       204    1.326 - 1.337     272           --       1.30 - 2.45        0.53 - 33.70
Legg Mason Partners
  Investment Series
  LMPIS Dividend Strategy
    Subaccount                            2006     2,092    0.926 - 1.352   2,581         2.05       1.30 - 2.60       14.86 - 16.50
                                          2005     2,307    0.797 - 1.166   2,474         2.05       1.30 - 2.60     (3.04) - (1.48)
                                          2004     1,888    0.809 - 1.188   2,063         1.45       1.30 - 2.60       (1.93) - 5.33
                                          2003       575    0.794 - 1.169     636         1.21       1.30 - 2.25        3.73 - 21.90
                                          2002        33    0.652 - 0.819      24         1.53       1.30 - 1.85      (27.07) - 3.02
  LMPIS Premier Selections All Cap
    Growth Subaccount                     2006       328    0.963 - 1.414     431           --       1.30 - 2.25         4.93 - 5.94
                                          2005       277    0.909 - 1.340     342         0.14       1.30 - 2.25         3.94 - 7.46
                                          2004       178    0.868 - 1.279     201           --       1.30 - 2.25       (0.68) - 8.96
                                          2003       100    0.855 - 1.266     105           --       1.30 - 2.25       13.85 - 32.46
                                          2002        43    0.646 - 0.861      33         0.04       1.30 - 1.85   (27.74) - (22.36)
Legg Mason Partners Variable
  Portfolios V
  LMPVPV Small Cap Growth
    Opportunties Subaccount               2006     2,462    1.256 - 1.770   4,018           --       1.30 - 2.55       10.05 - 11.49
                                          2005     2,498    1.129 - 1.595   3,667           --       1.30 - 2.55        2.36 - 12.64
                                          2004     2,133    1.093 - 1.546   3,060         0.11       1.30 - 2.45        6.22 - 14.51
                                          2003       784    0.970 - 1.360     991           --       1.30 - 2.25        6.09 - 40.20
                                          2002       104    0.693 - 0.887      79           --       1.30 - 1.85   (26.67) - (19.44)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Legg Mason Partners Variable
  Portfolios I, Inc.
  LMPVPI All Cap Subaccount
    (Class I)                             2006      8,124   1.194 - 1.660   12,860        1.33       1.30 - 2.60       15.13 - 16.57
                                          2005      9,059   1.029 - 1.430   12,349        0.89       1.30 - 2.60         1.38 - 2.74
                                          2004      8,353   1.006 - 1.397   11,119        0.68       1.30 - 2.60         0.69 - 9.51
                                          2003      4,378   0.946 - 1.312    5,433        0.45       1.30 - 2.25        1.72 - 39.28
                                          2002      1,133   0.829 - 0.897      982        0.59       1.30 - 1.85   (26.44) - (25.99)
  LMPVPI All Cap Subaccount
    (Class II)                            2006        158   1.225 - 1.235      194        1.39       1.85 - 2.35       15.13 - 15.75
                                          2005         82   1.064 - 1.067       87        1.59       1.85 - 2.35         2.01 - 6.40
  LMPVPI Investors Subaccount
    (Class I)                             2006      4,379   1.206 - 1.648    6,854        1.57       1.30 - 2.60       15.18 - 16.76
                                          2005      5,024   1.038 - 1.418    6,765        1.27       1.30 - 2.60         1.82 - 9.08
                                          2004      4,491   0.991 - 1.353    5,760        1.97       1.30 - 2.60        3.44 - 11.57
                                          2003      2,239   0.920 - 1.247    2,605        2.70       1.30 - 2.25        6.50 - 30.68
                                          2002        618   0.839 - 0.856      524        1.72       1.30 - 1.85   (24.14) - (20.89)
  LMPVPI Large Cap Growth
    Subaccount (Class I)                  2006        272   1.180 - 1.405      374          --       1.60 - 2.25         1.89 - 2.58
                                          2005        362   1.154 - 1.377      474        0.02       1.60 - 2.25         2.92 - 3.56
                                          2004        299   1.117 - 1.337      381        0.20       1.60 - 2.25     (1.77) - (1.14)
                                          2003        189   1.132 - 1.359      245        0.01       1.60 - 2.25        0.00 - 42.30
                                          2002         16   0.798 - 0.799       13          --       1.60 - 1.85    (20.10) - (3.97)
  LMPVPI Small Cap Growth
    Subaccount (Class I)                  2006      2,251   1.131 - 1.837    3,817          --       1.30 - 2.75        9.77 - 11.33
                                          2005      2,422   1.021 - 1.657    3,695          --       1.30 - 2.75       (0.50) - 3.55
                                          2004      2,333   0.990 - 1.607    3,447          --       1.30 - 2.45        7.83 - 21.66
                                          2003      1,063   0.875 - 1.420    1,328          --       1.30 - 2.25        1.65 - 47.04
                                          2002        155   0.774 - 0.805      120          --       1.30 - 1.85   (35.61) - (30.48)
  LMPVPI Total Return
    Subaccount (Class II)                 2006        501   1.156 - 1.236      611        2.00       1.75 - 2.65        1.52 - 10.36
                                          2005        416   1.104 - 1.120      461        2.08       1.75 - 2.45         0.45 - 4.71
                                          2004        245   1.099 - 1.107      269        3.19       1.75 - 2.45         3.77 - 6.65
                                          2003          1           1.038        1        0.27              1.75                3.80
Legg Mason Partners Variable
  Portfolios II
  LMPVPII Aggressive Growth
    Subaccount (Class I)                  2006        527   1.222 - 1.625      832          --       1.60 - 2.55         8.33 - 9.33
                                          2005        677   1.128 - 1.495      970          --       1.60 - 2.55        7.30 - 12.57
                                          2004        567   1.113 - 1.390      762          --       1.60 - 2.35         3.24 - 7.38
                                          2003        314   1.039 - 1.302      406          --       1.60 - 2.25        5.43 - 37.78
                                          2002          3           0.757        2          --              1.60             (24.30)
  LMPVPII Aggressive Growth
    Subaccount (Class II)                 2006      1,490   1.176 - 1.325    1,946          --       1.75 - 2.65         1.64 - 8.87
                                          2005      1,506   1.124 - 1.217    1,815          --       1.75 - 2.65         0.25 - 7.71
                                          2004      1,009   1.118 - 1.130    1,134          --       1.75 - 2.65      (2.18) - 10.18
                                          2003          2           1.057        2          --              1.75                5.70
  LMPVPII Appreciation
    Subaccount                            2006     16,442   1.149 - 1.481   22,931        1.08       1.30 - 2.70       11.67 - 13.28
                                          2005     18,135   1.019 - 1.312   22,413        0.91       1.30 - 2.70       (1.29) - 3.58
                                          2004     14,841   1.003 - 1.280   17,929        1.45       1.30 - 2.55       (0.24) - 9.79
                                          2003      7,413   0.936 - 1.196    8,238        1.23       1.30 - 2.45        5.04 - 22.98
                                          2002      1,945   0.789 - 0.920    1,606        1.78       1.30 - 1.85   (18.74) - (16.97)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Legg Mason Partners Variable
  Portfolios II -- (Continued)
  LMPVPII Diversified Strategic
    Income Subaccount                     2006     10,306   1.134 - 1.308   12,605         5.63      1.30 - 2.45         2.87 - 4.06
                                          2005     12,143   1.103 - 1.257   14,357         5.75      1.30 - 2.45       (0.27) - 1.21
                                          2004     10,494   1.100 - 1.242   12,350         7.00      1.30 - 2.45         3.58 - 8.07
                                          2003      3,980   1.103 - 1.178    4,530        11.04      1.30 - 2.25        0.80 - 10.30
                                          2002      1,090   1.041 - 1.068    1,159        10.41      1.30 - 1.85         3.07 - 3.49
  LMPVPII Equity Index
    Subaccount (Class II)                 2006      8,726   0.998 - 1.527   12,298         1.26      1.30 - 2.60       12.20 - 13.65
                                          2005     10,052   0.880 - 1.349   12,470         1.42      1.30 - 2.60         1.57 - 4.12
                                          2004      7,561   0.857 - 1.316    9,274         1.84      1.30 - 2.60        1.94 - 10.01
                                          2003      3,743   0.790 - 1.214    4,149         2.29      1.30 - 2.45        3.25 - 26.07
                                          2002        628   0.628 - 0.870      446         2.68      1.30 - 1.85    (23.60) - (9.75)
  LMPVPII Fundamental Value
    Subaccount                            2006     25,226   1.212 - 1.657   40,115         1.61      1.30 - 2.70       13.65 - 15.28
                                          2005     26,597   1.056 - 1.443   36,975         0.99      1.30 - 2.70         2.09 - 7.90
                                          2004     22,953   1.034 - 1.401   31,170         0.93      1.30 - 2.60         3.71 - 8.83
                                          2003      8,916   0.970 - 1.316   11,336         1.36      1.30 - 2.25        4.96 - 36.83
                                          2002      1,755   0.889 - 0.906    1,576         1.31      1.30 - 1.85   (22.49) - (20.18)
  LMPVPII Growth and Income
    Subaccount (Class I)                  2006        100   1.218 - 1.459      137         0.38      1.60 - 2.25        9.91 - 10.59
                                          2005        169   1.103 - 1.326      198         0.37      1.60 - 2.25         1.38 - 2.01
                                          2004        172   1.085 - 1.307      198         0.96      1.60 - 2.25         5.93 - 7.57
                                          2003        153   1.019 - 1.231      163         1.36      1.60 - 2.25        3.97 - 28.16
                                          2002          1           0.799        1         0.57             1.60             (20.10)
Legg Mason Partners Variable
  Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income
    Subaccount                            2006      5,643   0.993 - 1.036    5,711         4.42      1.30 - 2.70         1.41 - 2.68
                                          2005      5,777   0.979 - 1.009    5,732         3.49      1.30 - 2.70       (0.31) - 1.10
                                          2004      3,523   0.982 - 0.998    3,483         2.59      1.30 - 2.60       (1.11) - 0.20
                                          2003        125   0.997 - 1.000      125         0.39      1.30 - 2.25       (0.10) - 0.10
  LMPVPIII Aggressive Growth
    Subaccount                            2006     35,468   1.011 - 1.596   53,332           --      1.30 - 2.70         5.97 - 7.38
                                          2005     36,678   0.946 - 1.492   51,704           --      1.30 - 2.70      (1.02) - 11.02
                                          2004     30,450   0.870 - 1.359   39,319           --      1.30 - 2.60        2.33 - 14.98
                                          2003     12,817   0.803 - 1.258   15,176           --      1.30 - 2.25        6.00 - 32.76
                                          2002      3,441   0.802 - 0.870    2,938           --      1.30 - 1.85   (33.88) - (33.54)
  LMPVPIII High Income
    Subaccount                            2006     15,372   1.168 - 1.510   22,169         7.60      1.30 - 2.70         8.05 - 9.54
                                          2005     16,399   1.081 - 1.384   21,794         8.67      1.30 - 2.70         0.00 - 3.04
                                          2004     13,169   1.134 - 1.372   17,383        11.04      1.30 - 2.60        2.94 - 10.72
                                          2003      6,560   1.049 - 1.263    7,798        14.26      1.30 - 2.45        3.04 - 25.81
                                          2002      1,151   0.834 - 0.985      993        28.46      1.30 - 1.85     (5.29) - (4.45)
  LMPVPIII International All Cap
    Growth Subaccount                     2006        224   0.901 - 1.903      244         2.04      1.30 - 2.25       23.09 - 24.25
                                          2005        267   0.726 - 1.546      234         1.36      1.30 - 2.25        9.18 - 10.27
                                          2004        285   0.659 - 1.416      221         0.90      1.30 - 2.25       15.31 - 16.34
                                          2003        372   0.567 - 1.228      237         1.23      1.30 - 2.25       25.09 - 28.59
                                          2002        318   0.451 - 0.853      148         0.95      1.30 - 1.85    (26.74) - (8.38)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Legg Mason Partners Variable
  Portfolios III, Inc. -- (Continued)
  LMPVPIII Large Cap Growth
    Subaccount                            2006     10,037   0.976 - 1.441   12,993        0.15       1.30 - 2.55         1.97 - 3.22
                                          2005     10,831   0.947 - 1.401   13,693        0.14       1.30 - 2.55        2.70 - 12.67
                                          2004      9,796   0.914 - 1.354   11,986        0.50       1.30 - 2.45       (1.90) - 8.75
                                          2003      4,886   0.925 - 1.373    5,781        0.04       1.30 - 2.25        4.19 - 45.64
                                          2002      1,772   0.637 - 0.872    1,225        0.41       1.30 - 1.85   (25.93) - (22.90)
  LMPVPIII Large Cap Value
    Subaccount                            2006        744   1.191 - 1.575      923        1.13       1.30 - 2.25       15.64 - 16.76
                                          2005        937   1.023 - 1.362    1,003        1.60       1.30 - 2.25         4.13 - 5.06
                                          2004        999   0.975 - 1.308    1,023        1.91       1.30 - 2.25         8.19 - 9.29
                                          2003      1,035   0.895 - 1.209      965        1.79       1.30 - 2.25       24.38 - 25.91
                                          2002      1,039   0.713 - 0.806      760        4.19       1.30 - 1.85   (26.49) - (23.38)
  LMPVPIII Mid Cap Core
    Subaccount                            2006      6,789   1.235 - 1.636   10,784        0.54       1.30 - 2.70       11.72 - 13.30
                                          2005      7,503   1.093 - 1.444   10,570        0.63       1.30 - 2.70        2.71 - 12.17
                                          2004      6,916   1.025 - 1.353    9,206          --       1.30 - 2.60        5.97 - 18.40
                                          2003      3,514   0.943 - 1.247    4,342          --       1.30 - 2.25        4.65 - 30.47
                                          2002        895   0.960 - 0.979      868        0.11       1.30 - 1.85   (20.33) - (17.87)
  LMPVPIII Money Market
    Subaccount                            2006     10,981   0.990 - 1.117   11,355        4.53       1.30 - 2.70         1.91 - 3.23
                                          2005     11,071   0.969 - 1.082   11,097        2.76       1.30 - 2.70         0.20 - 1.50
                                          2004     12,977   0.966 - 1.066   12,918        0.94       1.30 - 2.45       (1.42) - 0.00
                                          2003      7,925   0.983 - 1.070    8,048        0.64       1.30 - 2.25     (1.21) - (0.10)
                                          2002      4,977   0.995 - 1.077    5,149        1.22       1.30 - 1.85     (0.40) - (0.09)
  LMPVPIII Social Awareness
    Stock Subaccount                      2006         66   1.158 - 1.173       77        0.72       1.75 - 2.25        5.37 - 13.49
                                          2005         45   1.099 - 1.109       49        0.74       1.75 - 2.25         2.04 - 2.59
                                          2004         40   1.077 - 1.081       44        1.53       1.75 - 2.25        8.10 - 10.92
Legg Mason Partners Variable
  Portfolios IV
  LMPVPIV Multiple Discipline
    Subaccount-All Cap
    Growth and Value                      2006     51,458   1.179 - 1.690   77,566        0.62       1.30 - 2.60       10.70 - 12.22
                                          2005     54,884   1.065 - 1.506   74,357        0.40       1.30 - 2.60         2.56 - 3.86
                                          2004     37,811   1.038 - 1.450   50,014        0.61       1.30 - 2.60        0.78 - 11.80
                                          2003      7,509   1.243 - 1.377    9,575        0.15       1.30 - 2.45        2.00 - 29.69
                                          2002        248   1.060 - 1.062      263          --       1.30 - 1.85         0.28 - 6.20
  LMPVPIV Multiple Discipline
    Subaccount-Balanced All Cap
    Growth and Value                      2006     54,540   1.110 - 1.455   72,728        1.53       1.30 - 2.70         7.57 - 9.15
                                          2005     57,528   1.028 - 1.333   71,187        1.36       1.30 - 2.70         1.62 - 3.94
                                          2004     38,579   1.112 - 1.296   47,020        1.55       1.30 - 2.60       (0.45) - 6.12
                                          2003      7,964   1.165 - 1.250    9,573        0.68       1.30 - 2.45        1.04 - 20.33
                                          2002        834   1.037 - 1.039      866          --       1.30 - 1.85       (1.33) - 3.90
  LMPVPIV Multiple Discipline
    Subaccount-Global All Cap
    Growth and Value                      2006     18,124   1.185 - 1.816   28,536        1.19       1.30 - 2.70       12.14 - 13.71
                                          2005     17,228   1.052 - 1.597   24,290        0.85       1.30 - 2.70         1.94 - 8.55
                                          2004      9,130   1.065 - 1.519   12,460        1.08       1.30 - 2.60        3.92 - 10.02
                                          2003        960   1.238 - 1.395    1,226        0.39       1.30 - 2.25        7.71 - 29.92
                                          2002         29   1.073 - 1.075       31          --       1.30 - 1.85       (3.85) - 7.50

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Legg Mason Partners Variable
  Portfolios IV -- (Continued)
  LMPVPIV Multiple Discipline
    Subaccount-Large Cap
    Growth and Value                      2006      7,788   1.140 - 1.626   11,162         0.75      1.30 - 2.60      6.72 - 10.84
                                          2005      8,713   1.041 - 1.467   11,380         0.71      1.30 - 2.55       0.87 - 2.23
                                          2004      5,645   1.032 - 1.435    7,304         1.46      1.30 - 2.55       0.34 - 8.98
                                          2003      1,463   1.213 - 1.362    1,843         0.88      1.30 - 2.25      1.72 - 36.96
                                          2002         44   1.068 - 1.070       48         --        1.30 - 1.85     (2.82) - 7.00
Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income
    Subaccount (Class VC)                 2006      5,057   1.264 - 1.634    7,911         1.29      1.30 - 2.65     14.24 - 15.80
                                          2005      4,872   1.106 - 1.411    6,636         1.18      1.30 - 2.65       0.56 - 4.54
                                          2004      2,818   1.248 - 1.385    3,843         1.86      1.30 - 2.65      4.16 - 11.24
                                          2003        380   1.237 - 1.245      471         2.82      1.30 - 2.25      5.17 - 24.50
  Lord Abbett Mid-Cap Value
    Subaccount (Class VC)                 2006      7,443   1.332 - 1.827   13,009         0.49      1.30 - 2.75      9.26 - 10.79
                                          2005      7,622   1.219 - 1.649   12,137         0.60      1.30 - 2.75      1.41 - 10.58
                                          2004      2,953   1.393 - 1.543    4,489         0.58      1.30 - 2.65     11.03 - 22.46
                                          2003        497   1.251 - 1.260      623         1.56      1.30 - 2.45      3.98 - 26.00
Managed Assets Trust
  Managed Assets Trust                    2006         --   1.121 - 1.132        --        2.28      1.75 - 2.25       2.94 - 3.10
                                          2005         97   1.089 - 1.098      106         0.02      1.75 - 2.25       1.58 - 2.04
                                          2004         46   1.072 - 1.076       49        14.30      1.75 - 2.25       1.90 - 7.60
Met Investors Series Trust
  MIST Batterymarch Mid-Cap
    Stock Subaccount (Class A)            2006        460   1.363 - 1.659      719           --      1.75 - 2.35   (5.27) - (4.86)
  MIST BlackRock High Yield
    Subaccount (Class A)                  2006        817   1.262 - 1.410    1,142           --      1.75 - 2.45       4.77 - 5.31
  MIST BlackRock Large-Cap Core
    Subaccount (Class A)                  2006      1,482   0.948 - 1.635    1,966           --      1.30 - 2.45       5.31 - 9.32
  MIST Dreman Small-Cap Value
    Subaccount (Class A)                  2006        375   1.337 - 1.365      507         0.66      1.30 - 2.55      0.75 - 18.52
  MIST Harris Oakmark International
    Subaccount (Class A)                  2006      4,080   1.525 - 1.962    7,514           --      1.26 - 2.66      4.17 - 11.19
  MIST Janus Capital Appreciation
    Subaccount (Class A)                  2006        598   1.312 - 1.640      902           --      1.30 - 2.75      1.74 - 13.45
  MIST Legg Mason Partners
    Managed Assets Subaccount
    (Class A)                             2006        219   1.179 - 1.195      260           --      1.75 - 2.25       5.17 - 5.57
  MIST Lord Abbett Bond Debenture
    Subaccount (Class A)                  2006      1,727   1.329 - 1.408    2,376           --      1.75 - 2.45       4.23 - 4.71
  MIST Lord Abbett Growth and
    Income Subaccount (Class B)           2006     21,693   1.069 - 1.078   23,275           --      1.30 - 2.55       6.79 - 7.69
  MIST Lord Abbett Mid-Cap Value
    Subaccount (Class B)                  2006        392   1.064 - 1.073      419           --      1.40 - 2.70      0.85 - 14.98
  MIST Met/AIM Capital Appreciation
    Subaccount (Class A)                  2006      1,705   0.982 - 1.446    2,336         0.18      1.30 - 2.75   (1.95) - (1.00)
  MIST Met/AIM Small Cap
    Growth Subaccount (Class A)           2006         68   1.259 - 1.278       85           --      1.40 - 2.35   (1.25) - (0.62)
  MIST MFS(R) Value Subaccount
    (Class A)                             2006      3,838   1.371 - 1.413    5,327         1.34      1.30 - 2.70      9.73 - 11.26
  MIST Neuberger Berman Real
    Estate Subaccount (Class A)           2006      3,868   1.211 - 1.222    4,702           --      1.40 - 2.75    (1.14) - 21.83
  MIST Oppenheimer Capital
    Appreciation Subaccount
    (Class B)                             2006      1,605   1.001 - 1.006    1,612           --      1.85 - 2.65       0.70 - 1.21

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Met Investors Series Trust --
  (Continued)
  MIST Pioneer Fund Subaccount
    (Class A)                             2006      1,662   1.421 - 1.593    2,571          --       1.40 - 2.60       6.84 - 7.64
  MIST Pioneer Mid-Cap Value
    Subaccount (Class A)                  2006         55   1.135 - 1.149       63        0.27       1.75 - 2.50      4.61 - 14.09
  MIST Pioneer Strategic Income
    Subaccount (Class A)                  2006     10,179   1.136 - 1.177   11,743        4.77       1.30 - 2.70       2.77 - 3.79
  MIST Third Avenue Small Cap
    Value Subaccount (Class B)            2006     11,422   1.021 - 1.031   11,719          --       1.30 - 2.70       1.79 - 2.69
Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive
    Growth Subaccount (Class D)           2006      2,260   0.854 - 1.540    2,913          --       1.30 - 2.70   (3.09) - (2.21)
  MSF BlackRock Bond Income
    Subaccount (Class A)                  2006      1,143   1.047 - 1.157    1,270          --       1.75 - 2.45       3.35 - 3.77
  MSF BlackRock Bond Income
    Subaccount (Class E)                  2006     14,465   1.030 - 1.261   15,992          --       1.30 - 2.70       3.00 - 3.96
  MSF BlackRock Money Market
    Subaccount (Class A)                  2006      2,171   0.995 - 1.020    2,193        3.29       1.75 - 2.75       0.40 - 2.11
  MSF Capital Guardian U.S. Equity
    Subaccount (Class A)                  2006        751   0.743 - 1.377      896          --       1.30 - 2.60       2.10 - 2.99
  MSF FI Large Cap Subaccount
    (Class A)                             2006      3,523   0.799 - 1.384    4,284          --       1.30 - 2.65       0.63 - 1.62
  MSF FI Value Leaders Subaccount
    (Class D)                             2006     11,192   1.197 - 1.477   15,987          --       1.30 - 2.65       1.86 - 2.76
  MSF MetLife Aggressive Allocation
    Subaccount (Class B)                  2006        741   1.055 - 1.059      782          --       1.80 - 2.40      5.29 - 10.24
  MSF MetLife Conservative
    Allocation Subaccount (Class B)       2006        933   1.037 - 1.045      970          --       1.30 - 2.35       3.60 - 5.26
  MSF MetLife Conservative to
    Moderate Allocation Subaccount
    (Class B)                             2006        688   1.044 - 1.051      719          --       1.40 - 2.35       3.47 - 8.71
  MSF MetLife Moderate Allocation
    Subaccount (Class B)                  2006      1,751   1.047 - 1.057    1,840          --       1.30 - 2.70     (0.38) - 7.45
  MSF MetLife Moderate to
    Aggressive Allocation
    Subaccount (Class B)                  2006      2,130   1.054 - 1.062    2,251          --       1.30 - 2.35      5.19 - 11.03
  MSF MFS(R) Total Return
    Subaccount (Class F)                  2006     35,338   1.196 - 1.511   48,468          --       1.30 - 2.70       6.12 - 7.09
  MSF Oppenheimer Global Equity
    Subaccount (Class B)                  2006     15,036   1.043 - 1.053   15,752          --       1.24 - 2.69       3.96 - 5.72
  MSF T. Rowe Price Large Cap
    Growth Subaccount (Class B)           2006      2,141   1.063 - 1.071    2,284          --       1.30 - 2.40       2.50 - 7.31
  MSF Western Asset Management
    High Yield Bond Subaccount
    (Class A)                             2006        318   1.131 - 1.153      363          --       1.75 - 2.55       5.55 - 6.17
  MSF Western Asset Management
    U.S. Government Subaccount
    (Class A)                             2006        245   1.053 - 1.072      260          --       1.60 - 2.30       2.93 - 3.38
Money Market Portfolio
  Money Market Portfolio                  2006         --   0.978 - 1.002       --        1.40       1.75 - 2.75       0.50 - 0.81
                                          2005      1,836   0.973 - 0.996    1,806        2.94       1.75 - 2.75       0.20 - 1.12
                                          2004      1,448   0.973 - 0.980    1,413        1.28       1.75 - 2.65   (1.22) - (0.31)
                                          2003        322   0.985 - 0.986      317        0.77       1.85 - 2.25   (1.01) - (1.00)
                                          2002        503           0.996      501        0.91              1.85            (0.40)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation
    Subaccount/VA (Service
    Shares)                               2006         --   1.161 - 1.187       --        0.19       1.75 - 2.65       4.13 - 4.49
                                          2005      1,211   1.115 - 1.136    1,366        0.62       1.75 - 2.65       2.11 - 8.25
                                          2004        712   1.092 - 1.103      783        0.11       1.75 - 2.65       2.90 - 8.81
                                          2003          3           1.052        3          --              1.75              5.20
  Oppenheimer Global Securities
    Subaccount/VA (Service
    Shares)                               2006         --   1.409 - 1.539       --        0.86       1.75 - 2.65       8.47 - 8.78
                                          2005      1,460   1.299 - 1.415    2,049        0.69       1.75 - 2.65     11.04 - 18.68
                                          2004        818   1.250 - 1.262    1,028        0.46       1.75 - 2.65     10.67 - 21.36
                                          2003          2           1.080        2          --              1.75              8.00
  Oppenheimer Main Street/VA
    Subaccount ( Service Shares)          2006         --   1.310 - 1.333       --        0.99       1.75 - 2.45     19.09 - 19.77
                                          2005        184   1.100 - 1.113      203        0.90       1.75 - 2.45       3.19 - 4.85
                                          2004         83   1.066 - 1.071       88          --       1.75 - 2.45       5.93 - 9.43
PIMCO Variable Insurance Trust
  PIMCO VIT Real Return
    Subaccount (Administrative
    Class)                                2006     17,515   1.036 - 1.129   19,308        4.24       1.30 - 2.75   (2.08) - (0.62)
                                          2005     16,484   1.058 - 1.136   18,406        2.88       1.30 - 2.75     (0.80) - 0.85
                                          2004      8,461   1.106 - 1.127    9,448        1.20       1.30 - 2.65       1.28 - 7.44
                                          2003        881   1.041 - 1.049      919        0.46       1.30 - 2.45     (0.76) - 5.66
  PIMCO VIT Total Return
    Subaccount (Administrative
    Class)                                2006     53,957   1.012 - 1.262   60,863        4.41       1.30 - 2.70       1.06 - 2.52
                                          2005     56,470   0.998 - 1.231   62,694        3.46       1.30 - 2.70     (1.19) - 1.07
                                          2004     42,016   1.043 - 1.218   46,765        1.91       1.30 - 2.65     (0.29) - 3.97
                                          2003     23,284   1.037 - 1.176   25,612        2.74       1.30 - 2.45       0.00 - 3.70
                                          2002      6,244   1.074 - 1.134    6,873        4.08       1.30 - 1.85       3.67 - 7.59
Pioneer Variable Contracts Trust
  Pioneer America Income VCT
    Subaccount (Class II)                 2006      1,593   1.001 - 1.030    1,621        4.43       1.75 - 2.65       0.50 - 2.39
                                          2005      1,261   0.996 - 1.023    1,271        4.46       1.75 - 2.65     (1.09) - 0.00
                                          2004        680   1.005 - 1.015      687        4.40       1.75 - 2.65     (0.39) - 3.17
                                          2003          1           1.002        1        0.51              1.75              0.20
  Pioneer AmPac Growth VCT
    Subaccount (Class II)                 2006          --  1.089 - 1.117       --        1.10       1.75 - 2.65      8.49 - 12.37
                                          2005        119   0.978 - 0.994      117        0.41       1.75 - 2.65     (1.51) - 4.88
                                          2004        102   0.993 - 1.000      101          --       1.75 - 2.65     (1.39) - 5.84
  Pioneer Balanced VCT Subaccount
    (Class II)                            2006          --  1.094 - 1.150       --        1.88       1.75 - 2.65       3.14 - 6.28
                                          2005        435   1.066 - 1.082      468        1.75       1.75 - 2.45       1.14 - 1.88
                                          2004        302   1.054 - 1.062      319        2.76       1.75 - 2.45       0.67 - 2.93
                                          2003          1           1.033        1        0.54              1.75              3.30
  Pioneer Cullen Value VCT
    Subaccount (Class II)                 2006        603   1.246 - 1.264      758        0.17       1.85 - 2.65     14.10 - 15.01
                                          2005        222   1.092 - 1.099      244          --       1.85 - 2.65    (1.08) - 12.41
  Pioneer Emerging Markets VCT
    Subaccount (Class II)                 2006        341   1.711 - 2.363      785        0.35       1.75 - 2.65      8.43 - 33.13
                                          2005        344   1.736 - 1.775      604        0.47       1.75 - 2.65     34.10 - 36.37
                                          2004        198   1.299 - 1.312      258        0.63       1.75 - 2.65      3.82 - 27.65
                                          2003          2           1.125        2          --              1.75             12.50

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Pioneer Variable Contracts Trust --
  (Continued)
  Pioneer Equity Income VCT
    Subaccount (Class II)                 2006      1,537   1.225 - 1.510    2,284        2.36       1.75 - 2.45    3.38 - 20.03
                                          2005      1,442   1.240 - 1.258    1,800        2.24       1.75 - 2.45     2.99 - 5.08
                                          2004        809   1.204 - 1.213      977        2.84       1.75 - 2.45    0.92 - 14.00
                                          2003          2           1.064        2        0.49              1.75            6.40
  Pioneer Equity Opportunity VCT
    Subaccount (Class II)                 2006         53   1.164 - 1.170       62        0.39       1.85 - 2.25   16.63 - 17.12
                                          2005         31   0.998 - 0.999       31          --       1.85 - 2.25   (0.20) - 4.28
  Pioneer Europe VCT Subaccount
    (Class II)                            2006         --   1.662 - 1.708       --        1.82       1.75 - 2.65   25.72 - 26.80
                                          2005         80   1.322 - 1.347      107        0.50       1.75 - 2.65     5.00 - 5.98
                                          2004         49   1.259 - 1.271       62        0.04       1.75 - 2.65   10.13 - 18.80
                                          2003          1           1.094        1          --              1.75            9.40
  Pioneer Fund VCT Subaccount
    (Class II)                            2006      1,084   1.329 - 1.367    1,459        1.09       1.75 - 2.65   13.30 - 14.39
                                          2005      1,269   1.173 - 1.195    1,500        1.13       1.75 - 2.65     3.17 - 7.72
                                          2004      1,016   1.137 - 1.148    1,160        1.22       1.75 - 2.65    1.51 - 12.01
                                          2003          2           1.053        2        0.25              1.75            5.30
  Pioneer Global High Yield VCT
    Subaccount (Class II)                 2006      2,162   1.134 - 1.149    2,462        7.34       1.85 - 2.65     6.27 - 9.95
                                          2005        837   1.040 - 1.045      872        4.58       1.85 - 2.55     0.67 - 5.80
  Pioneer Growth Shares VCT
    Subaccount (Class II)                 2006        119   1.148 - 1.169      138          --       1.75 - 2.35     6.49 - 7.15
                                          2005        101   1.078 - 1.091      109        0.61       1.75 - 2.35     0.84 - 1.39
                                          2004        100   1.069 - 1.076      107          --       1.75 - 2.35    1.42 - 10.48
                                          2003          1           1.030        1          --              1.75            3.00
  Pioneer High Yield VCT
    Subaccount (Class II)                 2006      2,250   1.122 - 1.154    2,562        5.28       1.75 - 2.65     5.45 - 6.46
                                          2005      2,182   1.064 - 1.084    2,346        5.23       1.75 - 2.65   (1.02) - 4.78
                                          2004      1,372   1.075 - 1.085    1,482        4.96       1.75 - 2.65     2.66 - 7.70
                                          2003          1           1.025        1        0.60              1.75            2.50
  Pioneer Ibbotson Aggressive
    Allocation VCT Subaccount
    (Class II)                            2006        646   1.204 - 1.220      784        0.21       1.85 - 2.65    4.76 - 12.34
                                          2005        216   1.081 - 1.086      234          --       1.85 - 2.65   (1.10) - 8.30
  Pioneer Ibbotson Growth Allocation
    VCT Subaccount (Class II)             2006     10,134   1.168 - 1.184   11,866        0.13       1.85 - 2.70    5.64 - 10.29
                                          2005        177   1.067 - 1.069      189          --       2.10 - 2.35     2.49 - 6.80
  Pioneer Ibbotson Moderate
    Allocation VCT Subaccount
    (Class II)                            2006      4,524   1.049 - 1.139    5,046        0.21       1.85 - 2.85   (0.27) - 8.58
                                          2005        870   1.046 - 1.049      910          --       1.85 - 2.35     1.95 - 4.29
  Pioneer International Value VCT
    Subaccount (Class II)                 2006        440   1.346 - 1.735      747        0.28       1.75 - 2.55    4.99 - 20.49
                                          2005        283   1.313 - 1.440      404        0.07       1.75 - 2.55    6.40 - 13.21
                                          2004        183   1.262 - 1.272      232        0.15       1.75 - 2.45    3.27 - 16.38
                                          2003          1           1.093        1          --              1.75            9.30
  Pioneer Mid Cap Value VCT
    Subaccount (Class II)                 2006      1,365   1.159 - 1.469    1,979          --       1.75 - 2.65    1.67 - 10.37
                                          2005      1,204   1.199 - 1.331    1,588        0.20       1.75 - 2.65   (0.08) - 5.80
                                          2004        590   1.246 - 1.258      739        0.21       1.75 - 2.65    2.21 - 19.58
                                          2003          2           1.052        2          --              1.75            5.20

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Pioneer Variable Contracts Trust --
  (Continued)
  Pioneer Oak Ridge Large Cap
    Growth VCT Subaccount
    (Class II)                            2006       969    1.130 - 1.174   1,124         0.03       1.75 - 2.65         0.09 - 0.95
                                          2005       536    1.128 - 1.163     618         0.14       1.75 - 2.65      (2.46) - 12.79
                                          2004        92    1.086 - 1.094     100           --       1.75 - 2.65        1.21 - 12.94
  Pioneer Real Estate Shares VCT
    Subaccount (Class II)                 2006       403    1.568 - 2.103     832         2.36       1.75 - 2.65        6.59 - 34.12
                                          2005       338    1.463 - 1.568     525         3.18       1.75 - 2.65       11.93 - 15.93
                                          2004       248    1.375 - 1.389     343         4.56       1.75 - 2.65        1.62 - 37.38
                                          2003         2            1.044       2         1.26              1.75                4.40
  Pioneer Small and Mid Cap
    Growth VCT Subaccount
    (Class II)                            2006       700    1.082 - 1.168     804           --       1.75 - 2.55         5.15 - 5.99
                                          2005       598    1.029 - 1.102     652           --       1.75 - 2.55         2.06 - 6.65
                                          2004       298    1.066 - 1.072     318           --       1.75 - 2.45         0.00 - 9.19
  Pioneer Small Cap Value VCT
    Subaccount (Class II)                 2006       498    1.389 - 1.532     751           --       1.75 - 2.65       11.11 - 12.15
                                          2005       490    1.249 - 1.366     662           --       1.75 - 2.65        3.51 - 16.84
                                          2004       168    1.239 - 1.251     208           --       1.75 - 2.65        1.89 - 17.80
                                          2003         1            1.062       1           --              1.75                6.20
  Pioneer Small Company VCT
    Subaccount (Class II)                 2006        --    1.203 - 1.225       --          --       1.75 - 2.45         5.79 - 6.15
                                          2005        78    1.137 - 1.154      89           --       1.75 - 2.45       (0.79) - 8.88
                                          2004        38    1.146 - 1.155      44           --       1.75 - 2.45        0.79 - 11.27
                                          2003         1            1.038       1           --              1.75                3.80
  Pioneer Strategic Income VCT
    Subaccount (Class II)                 2006     2,964    1.131 - 1.163   3,403         5.15       1.75 - 2.65         1.97 - 4.40
                                          2005     2,557    1.093 - 1.114   2,825         5.59       1.75 - 2.65       (0.72) - 1.29
                                          2004     1,168    1.095 - 1.106   1,286         5.62       1.75 - 2.65         0.46 - 9.69
                                          2003         1            1.024       1         0.52              1.75                2.40
  Pioneer Value VCT Subaccount
    (Class II)                            2006       595    1.242 - 1.352     790         0.23       1.75 - 2.65       12.02 - 13.04
                                          2005       595    1.107 - 1.196     703         0.09       1.75 - 2.65         1.91 - 5.03
                                          2004       466    1.151 - 1.162     539         0.03       1.75 - 2.65         1.49 - 9.87
                                          2003         1            1.062       1         0.01              1.75                6.20
Putnam Variable Trust
  Putnam VT Discovery Growth
    Subaccount (Class IB)                 2006        63    0.895 - 1.339      69           --       1.30 - 1.85         9.04 - 9.62
                                          2005        72    0.817 - 1.228      73           --       1.30 - 1.85         5.23 - 5.94
                                          2004       154    0.773 - 1.167     163           --       1.30 - 1.85         5.61 - 6.18
                                          2003       150    0.728 - 1.105     151           --       1.30 - 1.85       29.54 - 30.36
                                          2002        67    0.559 - 0.853      49           --       1.30 - 1.85    (30.65) - (5.22)
  Putnam VT International Equity
    Subaccount (Class IB)                 2006     1,232    1.409 - 1.989   2,218         0.60       1.30 - 2.25        2.66 - 26.07
                                          2005     1,256    1.118 - 1.584   1,817         1.44       1.30 - 2.25        9.65 - 10.85
                                          2004     1,284    1.011 - 1.436   1,688         1.41       1.30 - 2.25       11.97 - 14.71
                                          2003       943    0.882 - 1.257   1,075         0.38       1.30 - 2.25        9.04 - 26.83
                                          2002       188    0.696 - 0.919     145         0.52       1.30 - 1.85   (19.17) - (18.76)
  Putnam VT Small Cap Value
    Subaccount (Class IB)                 2006     3,396    1.417 - 2.164   7,056         0.32       1.30 - 2.70        3.20 - 15.74
                                          2005     3,486    1.243 - 1.877   6,329         0.16       1.30 - 2.60       (2.06) - 1.59
                                          2004     2,375    1.507 - 1.783   4,167         0.31       1.30 - 2.25       11.88 - 24.58
                                          2003     1,484    1.223 - 1.439   2,093         0.19       1.30 - 2.25        3.02 - 56.86
                                          2002       479    0.877 - 0.980     439         0.11       1.30 - 1.85   (25.02) - (19.28)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
The Travelers Series Trust
  Travelers AIM Capital Appreciation
    Subaccount                            2006         --   0.992 - 1.465       --           --      1.30 - 2.75         6.10 - 6.55
                                          2005      1,744   0.931 - 1.376    2,280         0.22      1.30 - 2.75         5.57 - 7.95
                                          2004      1,549   0.869 - 1.287    1,906         0.20      1.30 - 2.35         2.93 - 8.32
                                          2003        669   0.827 - 1.229      767           --      1.30 - 2.25        3.02 - 27.54
                                          2002       143    0.649 - 0.901      116           --      1.30 - 1.85   (24.88) - (17.79)
  Travelers Convertible Securities
    Subaccount                            2006         --   1.270 - 1.347       --         0.82      1.75 - 2.45         6.26 - 6.52
                                          2005      2,540   1.193 - 1.265    3,119         2.22      1.75 - 2.45     (2.04) - (0.24)
                                          2004      3,481   1.211 - 1.280    4,303         3.01      1.75 - 2.45         3.75 - 4.92
                                          2003      1,594   1.160 - 1.229    1,855         7.37      1.75 - 2.25        2.47 - 23.93
                                          2002         71           0.936       67        20.01             1.85              (6.40)
  Travelers Disciplined Mid Cap
    Stock Subaccount                      2006         --   1.434 - 1.749       --         0.55      1.75 - 2.35         8.95 - 9.17
                                          2005        492   1.314 - 1.604      739           --      1.75 - 2.35        1.88 - 10.47
                                          2004        418   1.191 - 1.458      565         0.36      1.75 - 2.25       10.56 - 14.30
                                          2003        253   1.042 - 1.279      303         0.90      1.85 - 2.25        2.73 - 31.40
                                          2002         13           0.793       10         0.99             1.85             (20.70)
  Travelers Equity Income
    Subaccount                            2006         --   1.174 - 1.441       --         1.32      1.30 - 2.65         4.72 - 5.20
                                          2005     12,685   1.121 - 1.372   16,896           --      1.30 - 2.65         1.98 - 5.13
                                          2004      9,944   1.102 - 1.335   12,934         1.79      1.30 - 2.45         5.38 - 8.40
                                          2003      4,658   1.021 - 1.236    5,585         1.91      1.30 - 2.45        5.04 - 29.47
                                          2002        758   0.848 - 0.955      660         1.45      1.30 - 1.85   (15.28) - (12.86)
  Travelers Federated High Yield
    Subaccount                            2006         --   1.204 - 1.341       --         8.13      1.75 - 2.45         2.24 - 2.53
                                          2005        844   1.177 - 1.309    1,096           --      1.75 - 2.45       (0.17) - 4.05
                                          2004        607   1.284 - 1.299      786        10.09      1.75 - 2.45         0.86 - 8.40
                                          2003        244   1.191 - 1.201      292        15.14      1.85 - 2.25        9.88 - 20.18
                                          2002         36           0.991       35        59.35             1.85              (0.90)
  Travelers Federated Stock
    Subaccount                            2006         --   1.138 - 1.408       --         1.55      1.75 - 2.45         3.26 - 3.45
                                          2005        385   1.100 - 1.362      485           --      1.75 - 2.45         2.82 - 3.56
                                          2004        550   1.064 - 1.321      643         1.75      1.75 - 2.45         4.26 - 8.57
                                          2003        260   0.980 - 1.220      279         3.81      1.75 - 2.25        0.31 - 25.32
                                          2002         39           0.782       31         5.64             1.85             (21.80)
  Travelers Large Cap
    Subaccount                            2006         --   0.788 - 1.366       --         0.45      1.30 - 2.65         2.68 - 3.22
                                          2005      2,508   0.765 - 1.326    2,916           --      1.30 - 2.65      (1.58) - 15.24
                                          2004      2,476   0.715 - 1.241    2,660         1.02      1.30 - 2.65        1.90 - 13.02
                                          2003      1,541   0.681 - 1.185    1,475         0.78      1.30 - 2.25        3.41 - 23.08
                                          2002       376    0.555 - 0.862      231         0.60      1.30 - 1.85   (23.97) - (15.24)
  Travelers Managed Allocation
    Series: Aggressive Subaccount         2006         --   1.171 - 1.178       --         1.65      1.80 - 2.35         6.07 - 6.32
                                          2005        350   1.104 - 1.108      386           --      1.80 - 2.35        0.54 - 10.40
  Travelers Managed Allocation
    Series: Conservative
    Subaccount                            2006         --   1.017 - 1.027       --         4.54      1.30 - 2.35       (0.20) - 0.49
                                          2005        166   1.016 - 1.022      169         0.90      1.30 - 2.35         0.59 - 1.19
  Travelers Managed Allocation
    Series: Moderate Subaccount           2006         --   1.081 - 1.095       --         3.07      1.30 - 2.70         3.15 - 3.69
                                          2005        717   1.048 - 1.056      753         0.99      1.30 - 2.70         0.00 - 4.78

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
The Travelers Series Trust -- (Continued)
  Travelers Managed Allocation
    Series: Moderate-Aggressive
    Subaccount                            2006         --   1.126 - 1.137       --         2.71      1.40 - 2.35        1.43 - 4.32
                                          2005        751   1.083 - 1.087      814         1.01      1.65 - 2.35      (0.82) - 8.60
  Travelers Managed Allocation
    Series: Moderate-Conservative
    Subaccount                            2006         --   1.045 - 1.053       --         8.32      1.40 - 2.35        0.67 - 2.03
                                          2005         83   1.028 - 1.032       86         0.53      1.40 - 2.25        1.18 - 3.10
  Travelers Managed Income
    Subaccount                            2006         --   1.000 - 1.213       --         2.08      1.30 - 2.70    (1.28) - (0.82)
                                          2005     16,580   1.013 - 1.223   17,956         3.76      1.30 - 2.70      (1.17) - 0.33
                                          2004     13,937   1.028 - 1.222   15,287         6.40      1.30 - 2.60      (0.19) - 3.37
                                          2003      6,485   1.047 - 1.204    7,156         6.91      1.30 - 2.25        0.19 - 7.02
                                          2002      1,560   0.984 - 1.125    1,685        14.79      1.30 - 1.85        0.72 - 1.86
  Travelers Mercury Large Cap Core
    Subaccount                            2006         --   0.894 - 1.545       --         0.21      1.30 - 2.45        5.86 - 6.30
                                          2005      1,697   0.841 - 1.455    1,997           --      1.30 - 2.45       9.30 - 10.59
                                          2004      1,575   0.761 - 1.321    1,670         0.67      1.30 - 2.45       9.61 - 18.43
                                          2003      1,136   0.666 - 1.159      998         1.10      1.30 - 2.25       1.87 - 19.68
                                          2002        444   0.558 - 0.846      256         0.64      1.30 - 1.85   (26.16) - (7.84)
  Travelers MFS(R) Mid Cap Growth
    Subaccount                            2006         --   0.877 - 1.578       --           --      1.30 - 2.70        5.40 - 5.97
                                          2005      2,238   0.830 - 1.492    2,803           --      1.30 - 2.70        0.55 - 9.21
                                          2004        515   0.822 - 1.459      608           --      1.75 - 2.45       2.11 - 12.06
                                          2003        228   0.738 - 1.306      252           --      1.75 - 2.25       1.24 - 34.43
                                          2002          6           0.549        3           --             1.85            (45.10)
  Travelers MFS(R) Total Return
    Subaccount                            2006         --   1.127 - 1.411       --         1.33      1.30 - 2.70        2.83 - 3.37
                                          2005     38,499   1.096 - 1.365   48,162         2.43      1.30 - 2.70      (0.36) - 2.52
                                          2004     28,353   1.137 - 1.343   35,333         3.76      1.30 - 2.60       0.17 - 11.23
                                          2003     12,166   1.038 - 1.221   14,101         4.46      1.30 - 2.45       3.02 - 16.98
                                          2002      2,856   1.005 - 1.061    3,000         7.04      1.30 - 1.85    (6.62) - (5.81)
  Travelers MFS(R) Value Subaccount       2006         --   1.248 - 1.276       --           --      1.30 - 2.70        7.64 - 8.15
                                          2005      3,047   1.158 - 1.178    3,556         1.98      1.40 - 2.70        1.48 - 6.48
                                          2004        518   1.114 - 1.123      579         3.86      1.30 - 2.45       6.81 - 15.46
  Travelers Mondrian International
    Stock Subaccount                      2006         --   1.480 - 1.781       --         3.78      1.30 - 2.60      14.44 - 15.00
                                          2005      3,748   1.290 - 1.551    5,514         0.05      1.30 - 2.60       4.77 - 10.22
                                          2004      2,243   1.202 - 1.441    3,070         3.22      1.30 - 2.60       3.89 - 17.84
                                          2003        205   1.064 - 1.265      249         8.60      1.40 - 2.45       5.61 - 26.22
                                          2002          8           0.843        7         3.17             1.85            (15.70)
  Travelers Pioneer Fund
    Subaccount                            2006         --   1.330 - 1.484       --         1.06      1.30 - 2.60        5.72 - 6.23
                                          2005      1,637   1.258 - 1.397    2,233           --      1.30 - 2.60        3.28 - 5.15
                                          2004        962   1.218 - 1.336    1,271         1.62      1.30 - 2.60        6.42 - 9.69
                                          2003        123   1.210 - 1.218      149         6.47      1.30 - 2.25       4.56 - 21.80

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
The Travelers Series Trust -- (Continued)
  Travelers Pioneer Mid Cap Value
    Subaccount                            2006        --    1.085 - 1.093       --           --      1.75 - 2.50         4.93 - 5.20
                                          2005        24    1.034 - 1.039       24         0.39      1.75 - 2.50       (0.76) - 6.92
  Travelers Pioneer Strategic Income
    Subaccount                            2006        --    1.104 - 1.134       --           --      1.30 - 2.70         0.63 - 1.07
                                          2005     9,293    1.097 - 1.122   10,301         6.32      1.30 - 2.70       (0.63) - 2.37
                                          2004     2,606    1.087 - 1.096    2,845        12.95      1.30 - 2.65        3.13 - 11.43
  Travelers Quality Bond
    Subaccount                            2006        --    1.013 - 1.115       --         6.18      1.75 - 2.45     (1.23) - (0.98)
                                          2005     1,302    1.025 - 1.126    1,422           --      1.75 - 2.45     (1.16) - (0.09)
                                          2004     1,133    1.067 - 1.127    1,249         5.60      1.75 - 2.45         0.81 - 2.50
                                          2003       797    1.061 - 1.108      876         8.35      1.85 - 2.25       (0.09) - 5.02
                                          2002       158            1.055      166        17.10             1.85                5.50
  Travelers Strategic Equity
    Subaccount                            2006        --    0.755 - 1.433       --         0.36      1.30 - 2.55         4.01 - 4.43
                                          2005     1,271    0.723 - 1.374    1,439         0.63      1.30 - 2.55       (0.33) - 8.52
                                          2004     1,164    0.720 - 1.369    1,291         1.64      1.30 - 2.40         6.81 - 8.81
                                          2003       932    0.663 - 1.263      883           --      1.30 - 2.25        5.09 - 30.86
                                          2002       602    0.508 - 0.749      327         0.64      1.30 - 1.85   (34.62) - (25.91)
  Travelers Style Focus Series: Small
    Cap Growth Subaccount                 2006        --    1.275 - 1.286       --         0.01      1.40 - 2.35       14.85 - 15.23
                                          2005        40    1.110 - 1.116       45           --      1.40 - 2.35         0.63 - 8.37
  Travelers Style Focus Series: Small
    Cap Value Subaccount                  2006        --    1.263 - 1.272       --         0.01      1.80 - 2.55        6.84 - 14.61
                                          2005        47    1.104 - 1.109       52         1.32      1.85 - 2.55      (0.27) - 10.40
  Travelers U.S. Government
    Securities Subaccount                 2006        --    1.023 - 1.037       --         5.88      1.75 - 2.45     (3.85) - (3.62)
                                          2005       246    1.064 - 1.076      263           --      1.75 - 2.45         0.09 - 2.48
                                          2004        65    1.045 - 1.050       68        11.65      1.75 - 2.45         4.60 - 6.84
  Travelers Van Kampen Enterprise
    Subaccount                            2006        --    0.723 - 1.340       --         0.03      1.30 - 2.60         3.49 - 3.96
                                          2005       865    0.696 - 1.292      968         0.12      1.30 - 2.60       (0.81) - 6.48
                                          2004       587    0.656 - 1.219      601         0.72      1.30 - 2.60         1.60 - 3.17
                                          2003       460    0.641 - 1.193      449         0.45      1.30 - 2.25        6.34 - 24.21
                                          2002       142    0.519 - 0.523       74         0.78      1.30 - 1.55   (30.43) - (30.27)
Van Kampen Life Investment Trust
  Van Kampen LIT Comstock
    Subaccount (Class II)                 2006     1,270    1.291 - 1.673    1,996         1.34      1.75 - 2.75       12.95 - 14.11
                                          2005     1,549    1.143 - 1.470    2,093         0.77      1.75 - 2.75         1.54 - 5.84
                                          2004       955    1.133 - 1.433    1,248         0.61      1.75 - 2.45        8.28 - 15.26
                                          2003       561    0.983 - 1.246      575         0.64      1.85 - 2.25       14.31 - 28.33
                                          2002       183            0.766      140           --             1.85             (23.40)

5. FINANCIAL HIGHLIGHTS -- (Concluded)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Van Kampen Life Investment Trust --
  (Continued)
  Van Kampen LIT Enterprise
    Subaccount (Class II)                 2006          2   1.010 - 1.332        2        0.18       1.85 - 2.15         4.47 - 4.88
                                          2005          2           0.963        2        0.66              1.85                5.94
                                          2004          4   0.909 - 1.207        4        0.08       1.85 - 2.15         1.34 - 1.79
                                          2003          2           0.893        2        0.28              1.85               23.51
                                          2002          2           0.723        1          --              1.85             (27.70)
  Van Kampen LIT Strategic Growth
    Subaccount (Class I)                  2006      1,020   0.758 - 1.357    1,071          --       1.30 - 2.60         0.25 - 1.58
                                          2005      1,086   0.749 - 1.342    1,115        0.26       1.30 - 2.60         5.17 - 9.94
                                          2004      1,092   0.704 - 1.264    1,009          --       1.30 - 2.60         2.19 - 9.84
                                          2003        886   0.668 - 1.201      726          --       1.30 - 2.25        6.98 - 25.70
                                          2002        582   0.533 - 0.752      318        0.34       1.30 - 1.85   (33.54) - (28.58)
Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount
    (Service Class 2)                     2006      2,080   1.366 - 1.759    3,483        0.99       1.75 - 2.65         8.55 - 9.45
                                          2005      2,100   1.258 - 1.610    3,200        0.10       1.75 - 2.65        7.71 - 18.25
                                          2004      1,253   1.233 - 1.401    1,673        0.17       1.75 - 2.65        5.08 - 14.86
                                          2003        642   1.091 - 1.242      747        0.07       1.85 - 2.25       23.34 - 25.84
                                          2002        102           0.867       88          --              1.85             (13.30)
  VIP Contrafund(R) Subaccount
    (Service Class)                       2006     19,928   1.366 - 1.789   34,108        1.12       1.30 - 2.70        1.41 - 10.16
                                          2005     17,029   1.260 - 1.630   26,861        0.15       1.30 - 2.60        6.92 - 15.40
                                          2004      8,851   1.154 - 1.419   12,285        0.16       1.30 - 2.60        9.42 - 14.29
                                          2003      3,370   1.017 - 1.254    4,058        0.15       1.30 - 2.25        4.78 - 26.63
                                          2002        670   0.804 - 0.995      571        0.59       1.30 - 1.85   (13.78) - (10.58)
  VIP Dynamic Capital Appreciation
    Subaccount (Service Class 2)          2006         57   1.393 - 1.520       83        0.18       1.75 - 2.25        6.22 - 11.71
                                          2005         76   1.247 - 1.365      101          --       1.85 - 2.25       18.04 - 18.42
                                          2004        140   1.053 - 1.155      158          --       1.85 - 2.25       (0.95) - 5.19
                                          2003         75   1.059 - 1.164       86          --       1.85 - 2.25       22.71 - 26.25
                                          2002          1           0.863        1        0.17              1.85             (13.70)
  VIP Mid Cap Subaccount
    (Service Class 2)                     2006     14,501   1.540 - 2.107   28,565        0.17       1.30 - 2.70        6.19 - 10.91
                                          2005     13,666   1.407 - 1.907   24,513          --       1.30 - 2.70        4.44 - 18.53
                                          2004      8,721   1.411 - 1.643   13,567          --       1.30 - 2.65       13.54 - 23.08
                                          2003      2,963   1.159 - 1.341    3,652        0.11       1.30 - 2.25        2.29 - 44.11
                                          2002        547   0.854 - 0.857      468          --       1.30 - 1.85      (14.60) - 4.77

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

2 These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005

                                                   AIM V.I.                                                 AIM V.I. Mid Cap
                                             Capital Appreciation           AIM V.I. Core Equity              Core Equity
                                            Subaccount (Series II)         Subaccount (Series I)         Subaccount (Series II)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       854,914        604,122             --             --        266,764        213,327
Accumulation units purchased and
  transferred from other funding options       200,012        265,720        205,666             --         29,494        101,371
Accumulation units redeemed and
  transferred to other funding options .      (123,505)       (14,928)       (96,568)            --        (20,424)       (47,934)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       931,421        854,914        109,098             --        275,834        266,764
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                             AllianceBernstein             AllianceBernstein
                                             AIM V.I. Premier Equity         Growth and Income              Large-Cap Growth
                                               Subaccount (Series I)        Subaccount (Class B)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       225,289        272,409      2,653,377      1,846,593      2,156,077      1,803,693
Accumulation units purchased and
  transferred from other funding options            --          1,574        160,432      1,012,919         12,365        515,973
Accumulation units redeemed and
  transferred to other funding options .      (225,289)       (48,694)    (2,813,809)      (206,135)    (2,168,442)      (163,589)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --        225,289             --      2,653,377             --      2,156,077
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 American Funds                                              American Funds
                                                 Global Growth              American Funds Growth            Growth-Income
                                              Subaccount (Class 2)           Subaccount (Class 2)         Subaccount (Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...    15,831,854      9,813,988     48,440,020     30,250,066     54,320,266     37,263,586
Accumulation units purchased and
  transferred from other funding options     3,276,995      6,748,129      8,001,283     21,192,285      5,869,333     21,011,535
Accumulation units redeemed and
  transferred to other funding options .    (1,675,861)      (730,263)    (5,552,588)    (3,002,331)    (4,680,529)    (3,954,855)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    17,432,988     15,831,854     50,888,715     48,440,020     55,509,070     54,320,266
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                               Credit Suisse
                                                                           Trust Emerging Markets          Delaware VIP REIT
                                           Capital Appreciation Fund             Subaccount           Subaccount (Standard Class)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       566,041        148,779          9,238         10,858      1,717,628        980,381
Accumulation units purchased and
  transferred from other funding options       190,441        435,179             --         (1,000)       174,821        840,548
Accumulation units redeemed and
  transferred to other funding options .      (756,482)       (17,917)        (2,608)          (620)    (1,892,449)      (103,301)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --        566,041          6,630          9,238             --      1,717,628
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                                 Dreyfus VIF                FAMVS Mercury
                                             Dreyfus VIF Appreciation         Developing Leaders        Global Allocation V.I.
                                           Subaccount (Initial Shares)    Subaccount (Initial Shares)    Subaccount (Class III)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       419,473        331,790        361,763        178,203      1,307,510        461,607
Accumulation units purchased and
  transferred from other funding options        32,867        110,056         32,223        191,311        152,285        874,909
Accumulation units redeemed and
  transferred to other funding options .       (78,910)       (22,373)       (20,767)        (7,751)    (1,459,795)       (29,006)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       373,430        419,473        373,219        361,763             --      1,307,510
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                  FAMVS Mercury               FTVIPT Franklin            FTVIPT Franklin Rising
                                             Value Opportunities V.I.        Income Securities            Dividends Securities
                                              Subaccount (Class III)        Subaccount (Class 2)          Subaccount (Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     3,589,558      1,426,165      3,510,985             --      2,783,974      1,686,358
Accumulation units purchased and
  transferred from other funding options       542,377      2,570,108      6,531,609      3,583,763        343,184      1,287,731
Accumulation units redeemed and
  transferred to other funding options .    (4,131,935)      (406,715)      (850,125)       (72,778)      (205,130)      (190,115)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --      3,589,558      9,192,469      3,510,985      2,922,028      2,783,974
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            FTVIPT Franklin Small-Mid         FTVIPT Mutual                  FTVIPT Templeton
                                              Cap Growth Securities         Shares Securities         Developing Markets Securities
                                               Subaccount (Class 2)        Subaccount (Class 2)            Subaccount (Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     5,070,788      4,257,100     11,234,507      5,771,773      4,805,315      1,606,564
Accumulation units purchased and
  transferred from other funding options       415,626      1,346,481      1,552,831      6,305,394      2,799,254      3,480,601
Accumulation units redeemed and
  transferred to other funding options .      (711,199)      (532,793)   (12,787,338)      (842,660)    (1,436,090)      (281,850)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     4,775,215      5,070,788             --     11,234,507      6,168,479      4,805,315
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                FTVIPT Templeton             FTVIPT Templeton
                                               Foreign Securities           Growth Securities
                                              Subaccount (Class 2)         Subaccount (Class 2)          High Yield Bond Trust
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...    13,271,265      7,547,829      5,677,621      1,632,918        336,723        108,341
Accumulation units purchased and
  transferred from other funding options     3,574,639      6,615,335      1,127,857      4,280,497         13,469        274,772
Accumulation units redeemed and
  transferred to other funding options .    (1,773,376)      (891,899)    (6,805,478)      (235,794)      (350,192)       (46,390)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    15,072,528     13,271,265             --      5,677,621             --        336,723
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                                 Janus Aspen                   Janus Aspen
                                               Janus Aspen Balanced          Global Life Sciences           Global Technology
                                           Subaccount (Service Shares)    Subaccount (Service Shares)    Subaccount (Service Shares)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       896,279      1,176,961         12,486         12,839        112,462         82,951
Accumulation units purchased and
  transferred from other funding options        75,391        (22,678)            --           (111)       (46,118)        37,753
Accumulation units redeemed and
  transferred to other funding options .      (971,670)      (258,004)        (3,668)          (242)        36,847         (8,242)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --        896,279          8,818         12,486        103,191        112,462
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                   Janus Aspen                  Janus Aspen
                                                  Mid Cap Growth              Worldwide Growth             Lazard Retirement
                                           Subaccount (Service Shares)   Subaccount (Service Shares)      Small Cap Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,290,379      1,233,092         77,927         68,610      3,094,066      1,799,794
Accumulation units purchased and
  transferred from other funding options        59,713        155,129             13         11,198      1,098,737      1,562,039
Accumulation units redeemed and
  transferred to other funding options .      (276,404)       (97,842)        (1,801)        (1,881)    (4,192,803)      (267,767)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,073,688      1,290,379         76,139         77,927             --      3,094,066
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             LMPIS Dividend Strategy      LMPIS Premier Selections      LMPVPV Small Cap Growth
                                                   Subaccount             All Cap Growth Subaccount     Opportunities Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     2,306,545      1,887,800        277,288        178,209      2,498,216      2,132,516
Accumulation units purchased and
  transferred from other funding options       177,136        713,103         65,978        119,340        357,919        637,585
Accumulation units redeemed and
  transferred to other funding options .      (392,121)      (294,358)       (15,573)       (20,261)      (394,318)      (271,885)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     2,091,560      2,306,545        327,693        277,288      2,461,817      2,498,216
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 LMPVPI All Cap                LMPVPI All Cap               LMPVPI Investors
                                              Subaccount (Class I)         Subaccount (Class II)          Subaccount (Class I)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     9,059,077      8,352,776         82,135             --      5,024,389      4,491,272
Accumulation units purchased and
  transferred from other funding options       206,880      1,624,745         76,033         82,137        190,135      1,199,732
Accumulation units redeemed and
  transferred to other funding options .    (1,141,815)      (918,444)          (140)            (2)      (835,639)      (666,615)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     8,124,142      9,059,077        158,028         82,135      4,378,885      5,024,389
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                            LMPVPI Large Cap Growth        LMPVPI Small Cap Growth        LMPVPI Total Return
                                              Subaccount (Class I)           Subaccount (Class I)        Subaccount (Class II)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       362,424        298,993      2,421,879      2,333,192        415,510        244,759
Accumulation units purchased and
  transferred from other funding options        29,893         73,066        104,563        516,561         95,850        177,348
Accumulation units redeemed and
  transferred to other funding options .      (120,254)        (9,635)      (275,445)      (427,874)       (10,109)        (6,597)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       272,063        362,424      2,250,997      2,421,879        501,251        415,510
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            LMPVPII Aggressive Growth    LMPVPII Aggressive Growth        LMPVPII Appreciation
                                               Subaccount (Class I)         Subaccount (Class II)              Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       677,078        567,411      1,506,402      1,008,564     18,135,074     14,840,736
Accumulation units purchased and
  transferred from other funding options         8,600        126,313        194,243        582,544        698,618      5,153,888
Accumulation units redeemed and
  transferred to other funding options .      (158,541)       (16,646)      (210,230)       (84,706)    (2,391,609)    (1,859,550)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       527,137        677,078      1,490,415      1,506,402     16,442,083     18,135,074
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              LMPVPII Diversified
                                                Strategic Income            LMPVPII Equity Index          LMPVPII Fundamental
                                                   Subaccount              Subaccount (Class II)            Value Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...    12,143,334     10,493,635     10,052,206      7,560,704     26,597,251     22,952,542
Accumulation units purchased and
  transferred from other funding options       403,442      2,938,831        425,683      3,158,213      1,455,745      6,411,935
Accumulation units redeemed and
  transferred to other funding options .    (2,241,248)    (1,289,132)    (1,751,838)      (666,711)    (2,826,677)    (2,767,226)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    10,305,528     12,143,334      8,726,051     10,052,206     25,226,319     26,597,251
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                    LMPVPII
                                               Growth and Income             LMPVPIII Adjustable          LMPVPIII Aggressive
                                              Subaccount (Class I)          Rate Income Subaccount          Growth Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       168,983        172,270      5,777,021      3,522,969     36,678,146     30,449,905
Accumulation units purchased and
  transferred from other funding options        13,080          7,290        789,002      2,994,347      2,930,226      9,759,434
Accumulation units redeemed and
  transferred to other funding options .       (82,088)       (10,577)      (923,275)      (740,295)    (4,140,308)    (3,531,193)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........        99,975        168,983      5,642,748      5,777,021     35,468,064     36,678,146
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                                  LMPVPIII                       LMPVPIII
                                                    LMPVPIII                 International All                  Large Cap
                                                  High Income                    Cap Growth                       Growth
                                                   Subaccount                    Subaccount                     Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...    16,398,754     13,169,344        266,656        285,353     10,831,288      9,795,543
Accumulation units purchased and
  transferred from other funding options     1,420,527      4,973,934            368          6,385        552,009      2,506,776
Accumulation units redeemed and
  transferred to other funding options .    (2,446,851)    (1,744,524)       (43,418)       (25,082)    (1,346,666)    (1,471,031)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    15,372,430     16,398,754        223,606        266,656     10,036,631     10,831,288
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               LMPVPIII Large Cap              LMPVPIII Mid Cap              LMPVPIII Money
                                                Value Subaccount                Core Subaccount             Market Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       936,673        999,272      7,503,097      6,915,709     11,071,114     12,976,962
Accumulation units purchased and
  transferred from other funding options         1,975            784        114,410      1,437,333      9,663,314     10,445,051
Accumulation units redeemed and
  transferred to other funding options .      (195,030)       (63,383)      (828,487)      (849,945)    (9,753,840)   (12,350,899)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       743,618        936,673      6,789,020      7,503,097     10,980,588     11,071,114
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                LMPVPIV
                                                                                 LMPVPIV                   Multiple Discipline
                                                                            Multiple Discipline            Subaccount-Balanced
                                                    LMPVPIII                   Subaccount-All                    All Cap
                                                Social Awareness                 Cap Growth                     Growth and
                                                Stock Subaccount                 and Value                        Value
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...        44,664         40,480     54,884,403     37,810,700     57,527,500     38,579,295
Accumulation units purchased and
  transferred from other funding options        21,664          4,184      3,960,865     22,430,773      4,332,312     23,758,571
Accumulation units redeemed and
  transferred to other funding options .            --             --     (7,387,767)    (5,357,070)    (7,319,328)    (4,810,366)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........        66,328         44,664     51,457,501     54,884,403     54,540,484     57,527,500
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                          LMPVPIV Multiple Discipline    LMPVPIV Multiple Discipline          Lord Abbett
                                           Subaccount-Global All Cap         Subaccount-Large Cap          Growth and Income
                                                Growth and Value               Growth and Value          Subaccount (Class VC)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...    17,228,176      9,129,590      8,713,424      5,645,150      4,872,475      2,818,401
Accumulation units purchased and
  transferred from other funding options     2,623,678      9,498,945        487,283      3,822,702        666,988      2,290,644
Accumulation units redeemed and
  transferred to other funding options .    (1,728,309)    (1,400,359)    (1,412,775)      (754,428)      (482,668)      (236,570)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    18,123,545     17,228,176      7,787,932      8,713,424      5,056,795      4,872,475
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                                  Lord Abbett                                               MIST Batterymarch
                                                 Mid-Cap Value                                                Mid-Cap Stock
                                             Subaccount (Class VC)           Managed Assets Trust          Subaccount (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     7,621,872      2,952,839         97,160         45,709             --             --
Accumulation units purchased and
  transferred from other funding options     1,047,585      5,034,560        133,201         52,399        495,346             --
Accumulation units redeemed and
  transferred to other funding options .    (1,226,483)      (365,527)      (230,361)          (948)       (34,980)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     7,442,974      7,621,872             --         97,160        460,366             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 MIST BlackRock                 MIST BlackRock                 MIST Dreman
                                                   High Yield                   Large-Cap Core               Small-Cap Value
                                              Subaccount (Class A)           Subaccount (Class A)          Subaccount (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       863,898             --      1,735,675             --        569,526             --
Accumulation units redeemed and
  transferred to other funding options .       (46,457)            --       (253,642)            --       (194,199)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       817,441             --      1,482,033             --        375,327             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                   MIST Harris                     MIST Janus                 MIST Legg Mason
                                              Oakmark International           Capital Appreciation        Partners Managed Assets
                                               Subaccount (Class A)           Subaccount (Class A)          Subaccount (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     4,647,242             --        696,757             --        227,306             --
Accumulation units redeemed and
  transferred to other funding options .      (566,744)            --        (98,375)            --         (8,465)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     4,080,498             --        598,382             --        218,841             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                MIST Lord Abbett               MIST Lord Abbett              MIST Lord Abbett
                                                 Bond Debenture               Growth and Income               Mid-Cap Value
                                              Subaccount (Class A)           Subaccount (Class B)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     2,323,579             --     23,663,069             --        453,554             --
Accumulation units redeemed and
  transferred to other funding options .      (597,007)            --     (1,969,761)            --        (61,718)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,726,572             --     21,693,308             --        391,836             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                                  MIST Met/AIM                 MIST Met/AIM
                                              Capital Appreciation           Small Cap Growth              MIST MFS(R) Value
                                              Subaccount (Class A)         Subaccount (Class A)          Subaccount (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     1,794,987             --         73,915             --      4,239,388             --
Accumulation units redeemed and
  transferred to other funding options .       (89,820)            --         (6,363)            --       (400,943)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,705,167             --         67,552             --      3,838,445             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              MIST Neuberger Berman           MIST Oppenheimer
                                                   Real Estate              Capital Appreciation           MIST Pioneer Fund
                                               Subaccount (Class A)         Subaccount (Class B)          Subaccount (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     4,286,733             --      1,674,777             --      1,860,496             --
Accumulation units redeemed and
  transferred to other funding options .      (419,209)            --        (69,550)            --       (198,530)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     3,867,524             --      1,605,227             --      1,661,966             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                  MIST Pioneer                   MIST Pioneer               MIST Third Avenue
                                                 Mid-Cap Value                 Strategic Income              Small Cap Value
                                              Subaccount (Class A)           Subaccount (Class A)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options        62,770             --     11,200,486             --     12,189,151             --
Accumulation units redeemed and
  transferred to other funding options .        (7,619)            --     (1,021,980)            --       (767,079)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........        55,151             --     10,178,506             --     11,422,072             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                  MSF BlackRock                MSF BlackRock                 MSF BlackRock
                                                Aggressive Growth               Bond Income                   Bond Income
                                               Subaccount (Class D)         Subaccount (Class A)          Subaccount (Class E)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     2,551,897             --      1,365,479             --     16,690,377             --
Accumulation units redeemed and
  transferred to other funding options .      (291,783)            --       (222,543)            --     (2,225,141)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     2,260,114             --      1,142,936             --     14,465,236             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                                 MSF BlackRock              MSF Capital Guardian
                                                  Money Market                  U.S. Equity                 MSF FI Large Cap
                                              Subaccount (Class A)          Subaccount (Class A)          Subaccount (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     4,743,947             --      1,026,272             --      3,904,784             --
Accumulation units redeemed and
  transferred to other funding options .    (2,572,716)            --       (274,843)            --       (381,733)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     2,171,231             --        751,429             --      3,523,051             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                 MSF MetLife                   MSF MetLife
                                              MSF FI Value Leaders          Aggressive Allocation        Conservative Allocation
                                              Subaccount (Class D)           Subaccount (Class B)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options    12,569,257             --        741,323             --      1,483,400             --
Accumulation units redeemed and
  transferred to other funding options .    (1,377,108)            --           (153)            --       (550,608)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    11,192,149             --        741,170             --        932,792             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             MSF MetLife Conservative          MSF MetLife               MSF MetLife Moderate
                                              to Moderate Allocation       Moderate Allocation         to Aggressive Allocation
                                               Subaccount (Class B)        Subaccount (Class B)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       717,626             --      2,030,514             --      2,845,675             --
Accumulation units redeemed and
  transferred to other funding options .       (29,937)            --       (279,114)            --       (715,723)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       687,689             --      1,751,400             --      2,129,952             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                    MSF MFS(R)                MSF Oppenheimer              MSF T. Rowe Price
                                                  Total Return                Global Equity                Large Cap Growth
                                              Subaccount (Class F)         Subaccount (Class B)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options    39,625,149             --     16,383,248             --      2,321,227             --
Accumulation units redeemed and
  transferred to other funding options .    (4,287,379)            --     (1,347,433)            --       (179,920)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    35,337,770             --     15,035,815             --      2,141,307             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                                MSF Western Asset           MSF Western Asset
                                                   Management                   Management
                                                High Yield Bond              U.S. Government
                                              Subaccount (Class A)         Subaccount (Class A)         Money Market Portfolio
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --      1,835,787      1,447,794
Accumulation units purchased and
  transferred from other funding options       348,778             --        253,229             --        702,673      1,991,777
Accumulation units redeemed and
  transferred to other funding options .       (30,670)            --         (7,827)            --     (2,538,460)    (1,603,784)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       318,108             --        245,402             --             --      1,835,787
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               Oppenheimer Capital           Oppenheimer Global                Oppenheimer
                                            Appreciation Subaccount/VA    Securities Subaccount/VA            Main Street/VA
                                                 (Service Shares)             (Service Shares)         Subaccount (Service Shares)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,211,072        712,243      1,459,875        818,117        184,042         82,752
Accumulation units purchased and
  transferred from other funding options        74,212        547,868        110,896        682,878         15,894        127,315
Accumulation units redeemed and
  transferred to other funding options .    (1,285,284)       (49,039)    (1,570,771)       (41,120)      (199,936)       (26,025)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --      1,211,072             --      1,459,875             --        184,042
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 PIMCO VIT Real                PIMCO VIT Total               Pioneer America
                                                Return Subaccount              Return Subaccount                Income VCT
                                             (Administrative Class)         (Administrative Class)        Subaccount (Class II)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...    16,483,982      8,460,715     56,470,055     42,016,368      1,261,150        679,567
Accumulation units purchased and
  transferred from other funding options     3,433,057     10,054,759      7,715,385     21,354,018        537,393        635,629
Accumulation units redeemed and
  transferred to other funding options .    (2,401,655)    (2,031,492)   (10,228,805)    (6,900,331)      (205,850)       (54,046)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    17,515,384     16,483,982     53,956,635     56,470,055      1,592,693      1,261,150
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                  Pioneer AmPac                                               Pioneer Cullen
                                                    Growth VCT               Pioneer Balanced VCT               Value VCT
                                              Subaccount (Class II)         Subaccount (Class II)         Subaccount (Class II)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       118,818        101,916        434,780        301,775        222,024             --
Accumulation units purchased and
  transferred from other funding options        39,162         17,496        163,036        137,332        413,224        222,809
Accumulation units redeemed and
  transferred to other funding options .      (157,980)          (594)      (597,816)        (4,327)       (32,344)          (785)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --        118,818             --        434,780        602,904        222,024
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                                Pioneer Emerging                Pioneer Equity                Pioneer Equity
                                                  Markets VCT                     Income VCT                 Opportunity VCT
                                             Subaccount (Class II)          Subaccount (Class II)         Subaccount (Class II)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       344,363        197,895      1,442,315        809,320         30,591             --
Accumulation units purchased and
  transferred from other funding options       102,448        177,712        222,665        722,968         31,290         30,591
Accumulation units redeemed and
  transferred to other funding options .      (105,386)       (31,244)      (127,786)       (89,973)        (9,014)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       341,425        344,363      1,537,194      1,442,315         52,867         30,591
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                              Pioneer Global
                                               Pioneer Europe VCT              Pioneer Fund VCT               High Yield VCT
                                             Subaccount (Class II)          Subaccount (Class II)         Subaccount (Class II)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...        80,046         49,094      1,268,845      1,016,268        837,069             --
Accumulation units purchased and
  transferred from other funding options        13,055         32,290        189,827        352,574      1,428,705        845,432
Accumulation units redeemed and
  transferred to other funding options .       (93,101)        (1,338)      (374,481)       (99,997)      (103,797)        (8,363)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --         80,046      1,084,191      1,268,845      2,161,977        837,069
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 Pioneer Growth                                              Pioneer Ibbotson
                                                   Shares VCT               Pioneer High Yield VCT      Aggressive Allocation VCT
                                             Subaccount (Class II)          Subaccount (Class II)         Subaccount (Class II)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       100,625         99,955      2,181,847      1,371,921        215,994             --
Accumulation units purchased and
  transferred from other funding options        22,068          4,762        483,268      1,292,485        531,754        216,071
Accumulation units redeemed and
  transferred to other funding options .        (3,356)        (4,092)      (415,554)      (482,559)      (101,441)           (77)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       119,337        100,625      2,249,561      2,181,847        646,307        215,994
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                Pioneer Ibbotson               Pioneer Ibbotson           Pioneer International
                                             Growth Allocation VCT         Moderate Allocation VCT              Value VCT
                                             Subaccount (Class II)          Subaccount (Class II)         Subaccount (Class II)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       177,048             --        869,704             --        282,975        182,751
Accumulation units purchased and
  transferred from other funding options    10,185,557        274,736      4,458,721        946,583        196,528        104,479
Accumulation units redeemed and
  transferred to other funding options .      (228,438)       (97,688)      (804,675)       (76,879)       (39,304)        (4,255)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    10,134,167        177,048      4,523,750        869,704        440,199        282,975
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 - (Continued)

                                                 Pioneer Mid Cap             Pioneer Oak Ridge            Pioneer Real Estate
                                                    Value VCT               Large Cap Growth VCT               Shares VCT
                                              Subaccount (Class II)        Subaccount (Class II)         Subaccount (Class II)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,203,660        590,009        535,560         91,709        337,998        247,847
Accumulation units purchased and
  transferred from other funding options       238,032        673,617        560,211        446,559        125,541        177,288
Accumulation units redeemed and
  transferred to other funding options .       (76,254)       (59,966)      (126,439)        (2,708)       (60,183)       (87,137)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,365,438      1,203,660        969,332        535,560        403,356        337,998
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                Pioneer Small and              Pioneer Small Cap               Pioneer Small
                                                Mid Cap Growth VCT                 Value VCT                    Company VCT
                                              Subaccount (Class II)          Subaccount (Class II)         Subaccount (Class II)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       597,916        297,887        489,543        167,535         77,771         38,331
Accumulation units purchased and
  transferred from other funding options       147,171        303,735        194,914        364,638             --         39,484
Accumulation units redeemed and
  transferred to other funding options .       (45,425)        (3,706)      (186,624)       (42,630)       (77,771)           (44)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       699,662        597,916        497,833        489,543             --         77,771
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                Pioneer Strategic                                                Putnam VT
                                                    Income VCT                 Pioneer Value VCT              Discovery Growth
                                              Subaccount (Class II)          Subaccount (Class II)         Subaccount (Class IB)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     2,557,334      1,168,473        594,698        465,984         72,347        153,858
Accumulation units purchased and
  transferred from other funding options       873,618      1,983,482        114,789        138,689             --            680
Accumulation units redeemed and
  transferred to other funding options .      (466,763)      (594,621)      (114,070)        (9,975)        (8,855)       (82,191)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     2,964,189      2,557,334        595,417        594,698         63,492         72,347
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                   Putnam VT                      Putnam VT                   Travelers AIM
                                              International Equity             Small Cap Value             Capital Appreciation
                                             Subaccount (Class IB)          Subaccount (Class IB)               Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,255,856      1,284,416      3,486,168      2,374,768      1,743,861      1,548,725
Accumulation units purchased and
  transferred from other funding options       155,118         51,393        337,959      1,432,010         16,147        505,224
Accumulation units redeemed and
  transferred to other funding options .      (178,503)       (79,953)      (427,665)      (320,610)    (1,760,008)      (310,088)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,232,471      1,255,856      3,396,462      3,486,168             --      1,743,861
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                             Travelers Convertible          Travelers Disciplined            Travelers Equity
                                              Securities Subaccount        Mid Cap Stock Subaccount          Income Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     2,540,456      3,481,266        492,360        418,023     12,684,561      9,943,734
Accumulation units purchased and
  transferred from other funding options         1,661        363,502            132         89,132        434,324      3,898,853
Accumulation units redeemed and
  transferred to other funding options .    (2,542,117)    (1,304,312)      (492,492)       (14,795)   (13,118,885)    (1,158,026)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --      2,540,456             --        492,360             --     12,684,561
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             Travelers Federated            Travelers Federated           Travelers Large Cap
                                             High Yield Subaccount            Stock Subaccount                 Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       843,960        606,746        385,158        549,731      2,508,457      2,476,350
Accumulation units purchased and
  transferred from other funding options        25,503        314,772          4,078          9,619        170,273        611,420
Accumulation units redeemed and
  transferred to other funding options .      (869,463)       (77,558)      (389,236)      (174,192)    (2,678,730)      (579,313)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --        843,960             --        385,158             --      2,508,457
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              Travelers Managed              Travelers Managed             Travelers Managed
                                              Allocation Series:             Allocation Series:            Allocation Series:
                                             Aggressive Subaccount         Conservative Subaccount         Moderate Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       349,668             --        165,944             --        717,353             --
Accumulation units purchased and
  transferred from other funding options        12,024        349,697         86,341        166,051        552,129        719,656
Accumulation units redeemed and
  transferred to other funding options .      (361,692)           (29)      (252,285)          (107)    (1,269,482)        (2,303)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --        349,668             --        165,944             --        717,353
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               Travelers Managed              Travelers Managed
                                          Allocation Series: Moderate-   Allocation Series: Moderate-       Travelers Managed
                                              Aggressive Subaccount         Conservative Subaccount          Income Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       750,851             --         83,308             --     16,580,293     13,936,903
Accumulation units purchased and
  transferred from other funding options     1,023,286        753,068        312,352         83,312        634,969      4,531,528
Accumulation units redeemed and
  transferred to other funding options .    (1,774,137)        (2,217)      (395,660)            (4)   (17,215,262)    (1,888,138)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --        750,851             --         83,308             --     16,580,293
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                              Travelers Mercury            Travelers MFS(R) Mid Cap           Travelers MFS(R)
                                           Large Cap Core Subaccount          Growth Subaccount          Total Return Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,697,137      1,574,881      2,237,517        515,301     38,499,473     28,352,683
Accumulation units purchased and
  transferred from other funding options        27,990        501,761        136,660      2,001,421      1,673,890     13,417,680
Accumulation units redeemed and
  transferred to other funding options .    (1,725,127)      (379,505)    (2,374,177)      (279,205)   (40,173,363)    (3,270,890)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --      1,697,137             --      2,237,517             --     38,499,473
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                            Travelers Mondrian
                                               Travelers MFS(R)             International Stock          Travelers Pioneer Fund
                                              Value Subaccount                  Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     3,046,515        517,832      3,748,046      2,243,351      1,636,937        962,468
Accumulation units purchased and
  transferred from other funding options       640,732      2,738,956        225,928      1,676,277        173,350        716,673
Accumulation units redeemed and
  transferred to other funding options .    (3,687,247)      (210,273)    (3,973,974)      (171,582)    (1,810,287)       (42,204)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --      3,046,515             --      3,748,046             --      1,636,937
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           Travelers Pioneer Mid Cap     Travelers Pioneer Strategic        Travelers Quality
                                                Value Subaccount               Income Subaccount              Bond Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...        23,584             --      9,293,384      2,605,767      1,302,484      1,133,326
Accumulation units purchased and
  transferred from other funding options         7,650         23,584      1,254,965      7,091,485         34,233        258,046
Accumulation units redeemed and
  transferred to other funding options .       (31,234)            --    (10,548,349)      (403,868)    (1,336,717)       (88,888)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --         23,584             --      9,293,384             --      1,302,484
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                           Travelers Style Focus         Travelers Style Focus
                                             Travelers Strategic          Series: Small Cap Growth      Series: Small Cap Value
                                               Equity Subaccount                 Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,271,396      1,164,144         40,110             --         47,248             --
Accumulation units purchased and
  transferred from other funding options        38,809        225,457         16,325         40,326         82,537         47,349
Accumulation units redeemed and
  transferred to other funding options .    (1,310,205)      (118,205)       (56,435)          (216)      (129,785)          (101)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --      1,271,396             --         40,110             --         47,248
                                           ===========    ===========    ===========    ===========    ===========    ===========

                  NOTES TO FINANCIAL STATEMENTS -- (Concluded)

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Concluded)

                                          Travelers U.S. Government         Travelers Van Kampen        Van Kampen LIT Comstock
                                             Securities Subaccount          Enterprise Subaccount        Subaccount (Class II)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       246,118         64,862        865,001        587,054      1,548,605        954,914
Accumulation units purchased and
  transferred from other funding options         6,183        188,010        107,713        330,260         91,444        798,345
Accumulation units redeemed and
  transferred to other funding options .      (252,301)        (6,754)      (972,714)       (52,313)      (370,332)      (204,654)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --        246,118             --        865,001      1,269,717      1,548,605
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                  Van Kampen
                                           Van Kampen LIT Enterprise         LIT Strategic Growth            VIP Contrafund(R)
                                             Subaccount (Class II)           Subaccount (Class I)      Subaccount (Service Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...         1,722          3,722      1,085,651      1,091,554      2,099,934      1,252,888
Accumulation units purchased and
  transferred from other funding options            --         (2,000)        67,636        171,508        362,430        972,630
Accumulation units redeemed and
  transferred to other funding options .            --             --       (133,754)      (177,411)      (382,475)      (125,584)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........         1,722          1,722      1,019,533      1,085,651      2,079,889      2,099,934
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                 VIP Dynamic
                                                VIP Contrafund(R)             Capital Appreciation              VIP Mid Cap
                                           Subaccount (Service Class)    Subaccount (Service Class 2)  Subaccount (Service Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...    17,029,130      8,850,707         76,231        139,952     13,665,604      8,720,999
Accumulation units purchased and
  transferred from other funding options     5,099,315      9,036,928         31,084        (55,935)     2,781,096      6,497,216
Accumulation units redeemed and
  transferred to other funding options .    (2,200,708)      (858,505)       (50,601)        (7,786)    (1,945,769)    (1,552,611)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    19,927,737     17,029,130         56,714         76,231     14,500,931     13,665,604
                                           ===========    ===========    ===========    ===========    ===========    ===========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut ("MetLife Connecticut") (formerly known as "The Travelers Insurance Company") and its subsidiaries (collectively the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2006. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and its subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As described in Notes 1 and 3 to the consolidated financials statements, on October 11, 2006, MetLife Connecticut entered into a Transfer Agreement with MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, Inc. ("MetLife"), pursuant to which MetLife Connecticut acquired all of the stock of MetLife Investors USA Insurance Company ("MLI-USA") from MLIG. As the transaction was between entities under common control, the transaction was recorded and accounted for in a manner similar to a pooling-of-interests from July 1, 2005 (the "Acquisition Date"); further, as MLI-USA has been controlled by MetLife for longer than MetLife Connecticut, all amounts reported for periods prior to the Acquisition Date are those of MLI-USA.


/S/ DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
New York, New York
March 30, 2007

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)



                                                                   2006       2005
                                                                 --------   --------


ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $48,406 and $53,231,
     respectively).............................................  $ 47,846   $ 52,589
  Trading securities, at fair value (cost: $0 and $457,
     respectively).............................................        --        452
  Equity securities available-for-sale, at estimated fair value
     (cost: $777 and $424, respectively).......................       795        421
  Mortgage and consumer loans..................................     3,595      2,543
  Policy loans.................................................       918        916
  Real estate and real estate joint ventures held-for-
     investment................................................       173         91
  Real estate held-for-sale....................................         7          5
  Other limited partnership interests..........................     1,082      1,252
  Short-term investments.......................................       777      1,769
  Other invested assets........................................     1,241      1,057
                                                                 --------   --------
     Total investments.........................................    56,434     61,095
Cash and cash equivalents......................................       649        571
Accrued investment income......................................       597        602
Premiums and other receivables.................................     8,410      7,008
Deferred policy acquisition costs and value of business
  acquired.....................................................     5,111      4,914
Current income tax recoverable.................................        94         48
Deferred income tax assets.....................................     1,007      1,120
Goodwill.......................................................       953        924
Other assets...................................................       765        442
Separate account assets........................................    50,067     44,524
                                                                 --------   --------
     Total assets..............................................  $124,087   $121,248
                                                                 ========   ========

LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities:
  Future policy benefits.......................................  $ 19,654   $ 18,344
  Policyholder account balances................................    35,099     37,840
  Other policyholder funds.....................................     1,513      1,293
  Long-term debt -- affiliated.................................       435        435
  Payables for collateral under securities loaned and other
     transactions..............................................     9,155      9,737
  Other liabilities............................................       749      1,642
  Separate account liabilities.................................    50,067     44,524
                                                                 --------   --------
     Total liabilities.........................................   116,672    113,815
                                                                 --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
Stockholders' Equity:
  Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and outstanding at
     December 31, 2006 and 2005................................        86         86
  Additional paid-in capital...................................     7,123      7,180
  Retained earnings............................................       520        581
  Accumulated other comprehensive income (loss)................      (314)      (414)
                                                                 --------   --------
     Total stockholders' equity................................     7,415      7,433
                                                                 --------   --------
     Total liabilities and stockholders' equity................  $124,087   $121,248
                                                                 ========   ========




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)



                                                              2006     2005    2004
                                                             ------   ------   ----


REVENUES
Premiums...................................................  $  308   $  281   $  9
Universal life and investment-type product policy fees.....   1,268      862    159
Net investment income......................................   2,839    1,438    207
Other revenues.............................................     212      132     26
Net investment gains (losses)..............................    (521)    (198)    (9)
                                                             ------   ------   ----
  Total revenues...........................................   4,106    2,515    392
                                                             ------   ------   ----
EXPENSES
Policyholder benefits and claims...........................     792      570     18
Interest credited to policyholder account balances.........   1,316      720    153
Other expenses.............................................   1,173      678    179
                                                             ------   ------   ----
  Total expenses...........................................   3,281    1,968    350
                                                             ------   ------   ----
Income before provision for income tax.....................     825      547     42
Provision for income tax...................................     228      156     17
                                                             ------   ------   ----
Income before cumulative effect of a change in accounting,
  net of income tax........................................     597      391     25
Cumulative effect of a change in accounting, net of income
  tax......................................................      --       --      2
                                                             ------   ------   ----
Net income.................................................  $  597   $  391   $ 27
                                                             ======   ======   ====




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)



                                                                               ACCUMULATED OTHER
                                                                          COMPREHENSIVE INCOME (LOSS)
                                                                          ---------------------------
                                                                                NET         FOREIGN
                                                    ADDITIONAL              UNREALIZED      CURRENCY
                                            COMMON    PAID-IN   RETAINED    INVESTMENT    TRANSLATION
                                             STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)   ADJUSTMENT   TOTAL
                                            ------  ----------  --------  --------------  -----------  ------


BALANCE AT JANUARY 1, 2004 (NOTE 3).......    $11     $  171      $ 163        $  32          $--      $  377
Capital contribution from MetLife
  Investors Group, Inc. ..................               300                                              300
Comprehensive income (loss):
  Net income..............................                           27                                    27
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments,  net of
       income tax.........................                                        (2)                      (2)
                                                                                                       ------
     Other comprehensive income (loss)....                                                                 (2)
                                                                                                       ------
  Comprehensive income (loss).............                                                                 25
                                              ---     ------      -----        -----          ---      ------
BALANCE AT DECEMBER 31, 2004..............     11        471        190           30           --         702
MetLife Insurance Company of Connecticut's
  common stock purchased by MetLife, Inc.
  (Notes 2 and 3).........................     75      6,709                                            6,784
Comprehensive income (loss):
  Net income..............................                          391                                   391
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments,  net of
       income tax.........................                                        (1)                      (1)
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                      (445)                    (445)
     Foreign currency translation
       adjustments........................                                                      2           2
                                                                                                       ------
     Other comprehensive income (loss)....                                                               (444)
                                                                                                       ------
  Comprehensive income (loss).............                                                                (53)
                                              ---     ------      -----        -----          ---      ------
BALANCE AT DECEMBER 31, 2005..............     86      7,180        581         (416)           2       7,433
Revisions of purchase price pushed down to
  MetLife Insurance Company of
  Connecticut's net assets acquired (Note
  2)......................................                40                                               40
Dividend paid to MetLife, Inc. ...........              (259)      (658)                                 (917)
Capital contribution of intangible assets
  from MetLife,  Inc., net of income tax
  (Notes 8 and 14)........................               162                                              162
Comprehensive income (loss):
  Net income..............................                          597                                   597
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments,  net of
       income tax.........................                                        (5)                      (5)
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                       107                      107
     Foreign currency translation
       adjustments, net of  income tax....                                                     (2)         (2)
                                                                                                       ------
     Other comprehensive income (loss)....                                                                100
                                                                                                       ------
  Comprehensive income (loss).............                                                                697
                                              ---     ------      -----        -----          ---      ------
BALANCE AT DECEMBER 31, 2006..............    $86     $7,123      $ 520        $(314)         $--      $7,415
                                              ===     ======      =====        =====          ===      ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)



                                                                   2006       2005       2004
                                                                 --------   --------   -------


CASH FLOWS FROM OPERATING ACTIVITIES
Net Income....................................................   $    597   $    391   $    27
Adjustments to reconcile net income to net cash provided by
  operating activities:
     Depreciation and amortization expenses...................          6          4        --
     Amortization of premiums and accretion of discounts
       associated with investments, net.......................         74        112        21
     (Gains) losses from sales of investments and businesses,
       net....................................................        521        198         9
     Equity earnings of real estate joint ventures and other
       limited partnership interests..........................        (83)       (19)       --
     Interest credited to policyholder account balances.......      1,316        720       153
     Universal life and investment-type product policy fees...     (1,268)      (862)     (159)
     Change in accrued investment income......................          2        (68)       --
     Change in premiums and other receivables.................       (509)      (415)   (1,108)
     Change in deferred policy acquisition costs, net.........       (234)      (211)     (165)
     Change in insurance-related liabilities..................        234        812        17
     Change in trading securities.............................        (43)       103        --
     Change in income tax payable.............................        156        298        --
     Change in income tax recoverable.........................         --         --       (29)
     Change in other assets...................................        586        574       140
     Change in other liabilities..............................       (351)      (876)     (106)
     Other, net...............................................         --          2        --
                                                                 --------   --------   -------
Net cash provided by (used in) operating activities...........      1,004        763    (1,200)
                                                                 --------   --------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities................................     27,706     24,008     1,521
     Equity securities........................................        218        221         2
     Mortgage and consumer loans..............................      1,034        748        72
     Real estate and real estate joint ventures...............        126         65        --
     Other limited partnership interests......................        762        173        --
  Purchases of:
     Fixed maturity securities................................    (23,840)   (32,850)   (1,482)
     Equity securities........................................       (109)        --        --
     Mortgage and consumer loans..............................     (2,092)      (500)      (42)
     Real estate and real estate joint ventures...............        (56)       (13)       --
     Other limited partnership interests......................       (343)      (330)       --
  Net change in policy loans..................................         (2)         3        --
  Net change in short-term investments........................        991        599         7
  Net change in other invested assets.........................       (316)       233         1
  Other, net..................................................          1          3        --
                                                                 --------   --------   -------
Net cash provided by (used in) investing activities...........      4,080     (7,640)       79
                                                                 --------   --------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.................................................      8,185     11,230     4,541
     Withdrawals..............................................    (11,637)   (12,369)   (3,898)
  Net change in payables for collateral under securities
     loaned and other transactions............................       (582)     7,675       122
  Long-term debt issued.......................................         --        400        --
  Dividends on common stock...................................       (917)        --        --
  Capital contribution from MetLife Investors Group, Inc. ....         --         --       300
  Contribution of MetLife Insurance Company of Connecticut
     from MetLife, Inc., net of cash received  of $0, $443 and
     $0, respectively.........................................         --        443        --
  Other, net..................................................        (55)       (75)       --
                                                                 --------   --------   -------
Net cash (used in) provided by financing activities...........     (5,006)     7,304     1,065
                                                                 --------   --------   -------
Change in cash and cash equivalents...........................         78        427       (56)
Cash and cash equivalents, beginning of year..................        571        144       200
                                                                 --------   --------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR........................   $    649   $    571   $   144
                                                                 ========   ========   =======

Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Interest.................................................   $     31   $     18   $     2
                                                                 ========   ========   =======
     Income tax...............................................   $     81   $     87   $    (2)
                                                                 ========   ========   =======
  Non-cash transactions during the year:
     Net assets of MetLife Insurance Company of Connecticut
       acquired by MetLife, Inc. and contributed to MLI-USA
       net of cash received of $443 million...................   $     --   $  6,341   $    --
                                                                 ========   ========   =======
     Contribution of other intangible assets, net of deferred
       income tax.............................................   $    162   $     --   $   --
                                                                 ========   ========   =======
     Contribution of goodwill from MetLife, Inc. .............   $     29   $     --   $    --
                                                                 ========   ========   =======




--------
See Note 2 for further discussion of the net assets of MetLife Insurance Company of Connecticut acquired by MetLife, Inc. and contributed to MLI-USA.
See Note 19 for non-cash reinsurance transactions.

          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company), a Connecticut corporation incorporated in 1863 ("MetLife Connecticut"), and its subsidiaries, including MetLife Life and Annuity Company of Connecticut ("MLAC", formerly The Travelers Life and Annuity Company) and MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On July 1, 2005 (the "Acquisition Date"), MetLife Connecticut became a wholly-owned subsidiary of MetLife. MetLife Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     On October 11, 2006, MetLife transferred MLI-USA to MetLife Connecticut. See Note 3.

     On February 14, 2006, a Certificate of Amendment was filed with the State of Connecticut Office of the Secretary of the State changing the name of The Travelers Insurance Company to MetLife Insurance Company of Connecticut, effective May 1, 2006.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) MLI-USA and effective July 1, 2005, MetLife Connecticut and its subsidiaries (See Notes 2 and 3); (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $43 million and $180 million at December 31, 2006 and 2005, respectively. At December 31, 2005, the Company was the majority owner of Tribeca Citigroup Investments Ltd. ("Tribeca") and consolidated the fund within its consolidated financial statements. During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated. See Note 4 for further information.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2006 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:



(i) the fair value of investments in the absence of quoted market values;
(ii)     investment impairments;
(iii)    the recognition of income on certain investments;
(iv) the application of the consolidation rules to certain investments;
(v)      the fair value of and accounting for derivatives;
(vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");
(vii)    the measurement of goodwill and related impairment, if any;
(viii)   the liability for future policyholder benefits;
(ix) accounting for income taxes and the valuation of deferred income tax assets;
(x)      accounting for reinsurance transactions; and
(xi)     the liability for litigation and regulatory matters.


     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale, except for trading securities, and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 4);
     (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Trading Securities. The Company's trading securities portfolio, principally consisting of fixed maturity and equity securities, supports investment strategies that involve the active and frequent purchase and sale of securities and the execution of short sale agreements and supports asset and liability matching strategies for certain insurance products. Trading securities and short sale agreement liabilities are recorded at fair value with subsequent changes in fair value recognized in net investment income. Related dividends and investment income are also included in net investment income. Beginning in the second quarter of 2006, the Company no longer holds a trading securities portfolio. (See also Note
     4)

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and limited partnerships for impairments. For its cost method investments, it follows an impairment analysis which

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described above by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, trading securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          The use of different methodologies and assumptions as to the timing and amount of impairments, recognition of income and the determination of the fair value of investments may have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is a risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") as amended, changes in the fair value of the derivative are reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments and measurement of hedge effectiveness are also subject to interpretation and estimation, and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $52 million and $2 million at December 31, 2006 and 2005, respectively. Accumulated amortization was $3 million at December 31, 2006 and the computer software was fully amortized at December 31, 2005. Related amortization expense was $3 million and $1 million for the years ended December 31, 2006 and 2005, respectively. There was no amortization expense for the year ended December 31, 2004.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC related to internally replaced contracts are generally expensed at the date of replacement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple and a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 4% to 7%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate used in establishing such liabilities is 4%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rate used in establishing such liabilities is 4%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     - Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances ("PAB") for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     - The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company issues both GMWBs and GMABs directly and assumes risk relating to GMWBs and GMABs issued by an affiliate through a financing agreement. Some of the risks associated with GMWBs and GMABs directly written and assumed were transferred to a different affiliate through another financing agreement and included in premiums and other receivables.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     PABs relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.5% to 12%, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     The Company and its includable life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended ("Code"). Non-includable subsidiaries file either a separate individual corporate tax return or a separate consolidated tax return. Prior to the transfer of MLI-USA to MetLife Connecticut, MLI-USA joined MetLife's includable affiliates in filing a federal income tax return. MLI-USA joined MetLife Connecticut's includable affiliates as of October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred income tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     For U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's parent, MetLife. As a result of this election, the tax basis in the acquired assets and liabilities was adjusted as of the Acquisition Date and the related deferred income tax asset established for the taxable difference from the book basis.

     The realization of deferred income tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:



    (i) future taxable income exclusive of reversing temporary differences and carryforwards;
    (ii)    future reversals of existing taxable temporary differences;
    (iii)   taxable income in prior carryback years; and
    (iv)    tax planning strategies.


     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities or when estimates used in determining valuation allowances on deferred income tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax legislation could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract as a deposit, net of related expenses. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenue or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenue or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("Metropolitan Life"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from Metropolitan Life.

  Foreign Currency

     Balance sheet accounts are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:



      (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;
      (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
      (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
      (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.


     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other Pronouncements

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts ("SOP 03-1"), as interpreted by a Technical Practice Aid ("TPA"), issued by the American Institute of Certified Public Accountants ("AICPA") and FSP No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1"). SOP 03-1 provides guidance on: (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased the liability for future policyholder benefits for changes in the methodology relating to various guaranteed death and annuitization benefits and for determining liabilities for certain universal life insurance contracts by $2 million, which was reported as a cumulative effect of a change in accounting. This amount is net of corresponding changes in DAC, including unearned revenue liability, under certain variable annuity and life contracts and income tax. The application of SOP 03-1 increased the Company's 2004 net income by $3 million, including the cumulative effect of the adoption.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits all entities the option to measure most financial instruments and certain

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option will generally be applied on an instrument-by-instrument basis and is generally an irrevocable election. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating which eligible financial instruments, if any, it will elect to account for at fair value under SFAS 159 and the related impact on the Company's consolidated financial statements.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require any new fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with the exception of:
(i) block discounts of financial instruments; and (ii) certain financial and hybrid instruments measured at initial recognition under SFAS 133 which is to be applied retrospectively as of the beginning of initial adoption (a limited form of retrospective application). The Company is currently evaluating the impact of SFAS 157 on the Company's consolidated financial statements. Implementation of SFAS 157 will require additional disclosures in the Company's consolidated financial statements.

     In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require significant additional disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. Based upon the Company's evaluation work completed to date, the Company expects to recognize a reduction to the January 1, 2007 balance of retained earnings of less than $1 million.

     In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. SFAS 156 will be applied prospectively and is effective for fiscal years beginning after September 15, 2006. The Company does not expect SFAS 156 to have a material impact on the Company's consolidated financial statements.

     In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. It is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

     In addition, in February 2007, related TPAs were issued by the AICPA to provide further clarification of SOP 05-1. The TPAs are effective concurrently with the adoption of the SOP. Based on the Company's interpretation of SOP 05-1 and related TPAs, the adoption of SOP 05-1 will result in a reduction to DAC and VOBA relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. The Company estimates that the adoption of SOP 05-1 as of January 1, 2007 will result in a cumulative effect adjustment of between $75 million and $95 million, net of income tax, which will be recorded as a reduction

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


to retained earnings. In addition, the Company estimates that accelerated DAC and VOBA amortization will reduce 2007 net income by approximately $5 million to $15 million, net of income tax.

2. ACQUISITION OF METLIFE INSURANCE COMPANY OF CONNECTICUT BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Connecticut became a subsidiary of MetLife. MetLife Connecticut, together with substantially all of Citigroup Inc.'s international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries, were acquired by MetLife from Citigroup for $12.1 billion. Prior to the Acquisition, MetLife Connecticut was a subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from MetLife Connecticut to CIHC on June 30, 2005 in contemplation of the Acquisition. The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of MetLife Connecticut be identified and measured at their fair value as of the acquisition date.

     Final Purchase Price Allocation and Goodwill

     The purchase price paid by MetLife has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below.

     Based upon MetLife's method of allocating the purchase price to the entities acquired, the purchase price attributed to MetLife Connecticut increased by $40 million. The increase in purchase price was a result of additional consideration paid in 2006 by MetLife to Citigroup of $115 million and an increase in transaction costs of $3 million, offset by a $4 million reduction in restructuring costs for a total purchase price increase of $114 million.

     The allocation of purchase price was updated as a result of the additional purchase price attributed to MetLife Connecticut of $40 million, an increase of $15 million in the value of the future policy benefit liabilities and other policyholder funds resulting from the finalization of the evaluation of the Travelers underwriting criteria, an increase in securities of $24 million resulting from the finalization of the determination of the fair value of such securities, an increase in other liabilities of $2 million due to the receipt of additional information, all resulting in a net impact of the aforementioned adjustments increasing deferred income tax assets by $4 million. Goodwill increased by $29 million as a consequence of such revisions to the purchase price and the purchase price allocation.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                     AS OF JULY 1, 2005
                                                                     -------------------
                                                                        (IN MILLIONS)


TOTAL PURCHASE PRICE PAID BY METLIFE......................                 $12,084
  Purchase price attributed to other affiliates...........                   5,260
                                                                           -------
  Purchase price attributed to MetLife Connecticut........                   6,824
NET ASSETS OF METLIFE CONNECTICUT ACQUIRED PRIOR TO
  PURCHASE ACCOUNTING ADJUSTMENTS.........................  $8,207
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR VALUE:
  Fixed maturity securities available-for-sale............      (2)
  Mortgage loans on real estate...........................      72
  Real estate and real estate joint ventures held-for-
     investment...........................................      39
  Other limited partnership interests.....................      48
  Other invested assets...................................     (36)
  Premiums and other receivables..........................   1,001
  Elimination of historical deferred policy acquisition
     costs................................................  (3,052)
  Value of business acquired..............................   3,490
  Value of distribution agreements and customer
     relationships acquired...............................      73
  Net deferred income tax asset...........................   1,751
  Elimination of historical goodwill......................    (196)
  Other assets............................................     (11)
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR VALUE:
  Future policy benefits..................................  (3,766)
  Policyholder account balances...........................  (1,870)
  Other liabilities.......................................     191
                                                            ------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES
  ASSUMED.................................................                   5,939
                                                                           -------
GOODWILL RESULTING FROM THE ACQUISITION ATTRIBUTED TO
  METLIFE CONNECTICUT.....................................                 $   885
                                                                           =======



     Goodwill resulting from the Acquisition has been allocated to the Company's segments, as well as Corporate & Other, as follows:


                                                                   AS OF JULY 1, 2005
                                                                   ------------------
                                                                      (IN MILLIONS)


Institutional....................................................         $312
Individual.......................................................          163
Corporate & Other................................................          410
                                                                          ----
  TOTAL..........................................................         $885
                                                                          ====



     The entire amount of goodwill is expected to be deductible for income tax purposes.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

CONDENSED STATEMENT OF NET ASSETS ACQUIRED

     The condensed statement of net assets acquired reflects the fair value of MetLife Connecticut's net assets as follows:


                                                                   AS OF JULY 1, 2005
                                                                   ------------------
                                                                      (IN MILLIONS)


ASSETS
  Fixed maturity securities available-for-sale...................        $41,210
  Trading securities.............................................            555
  Equity securities available-for-sale...........................            641
  Mortgage loans on real estate..................................          2,363
  Policy loans...................................................            884
  Real estate and real estate joint ventures held-for-
     investment..................................................            126
  Other limited partnership interests............................          1,120
  Short-term investments.........................................          2,225
  Other invested assets..........................................          1,205
                                                                         -------
     Total investments...........................................         50,329
  Cash and cash equivalents......................................            443
  Accrued investment income......................................            494
  Premiums and other receivables.................................          4,688
  Value of business acquired.....................................          3,490
  Goodwill.......................................................            885
  Other intangible assets........................................             73
  Deferred income tax asset......................................          1,178
  Other assets...................................................            730
  Separate account assets........................................         30,427
                                                                         -------
     Total assets acquired.......................................         92,737
                                                                         -------

LIABILITIES:
  Future policy benefits.........................................         17,565
  Policyholder account balances..................................         34,251
  Other policyholder funds.......................................            115
  Current income tax.............................................             36
  Other liabilities..............................................          3,519
  Separate account liabilities...................................         30,427
                                                                         -------
     Total liabilities assumed...................................         85,913
                                                                         -------
     Net assets acquired.........................................        $ 6,824
                                                                         =======



  Other Intangible Assets

     VOBA reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of MetLife Connecticut's distribution agreements and customer relationships acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements or with customer relationships differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience. See Notes 8 and 14 for additional information on the value of distribution agreements ("VODA") acquired from Citigroup.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair values of business acquired, distribution agreements and customer relationships acquired are as follows:


                                                                             WEIGHTED AVERAGE
                                                      AS OF JULY 1, 2005   AMORTIZATION PERIOD
                                                      ------------------   -------------------
                                                         (IN MILLIONS)          (IN YEARS)


Value of business acquired..........................        $3,490                  16
Value of distribution agreements and customer
  relationships acquired............................            73                  16
                                                            ------
  Total value of intangible assets acquired,
     excluding goodwill.............................        $3,563                  16
                                                            ======



3.  CONTRIBUTION OF METLIFE CONNECTICUT FROM METLIFE, INC.

     On October 11, 2006, MetLife Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a Transfer Agreement ("Transfer Agreement"), pursuant to which MetLife Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MetLife Connecticut. MetLife Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MetLife Connecticut certain assets and liabilities, including goodwill, VOBA and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

     The transfer of MLI-USA to MetLife Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Connecticut. Accordingly, all financial data included in these financial statements periods prior to July 1, 2005 is that of MLI-USA. For periods subsequent to July 1, 2005, MetLife Connecticut has been combined with MLI-USA in a manner similar to a pooling of interests. Information

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


regarding the consolidated statements of income of the Company for the years ended December 31, 2006 and 2005 is as follows:


                                                                                              UNAUDITED
                                                                                         ------------------
                                                                                         THREE MONTHS ENDED      YEAR ENDED
                                                    UNAUDITED                             DECEMBER 31, 2006  DECEMBER 31, 2006
                         --------------------------------------------------------------  ------------------  -----------------
                                      NINE MONTHS ENDED SEPTEMBER 30, 2006
                         --------------------------------------------------------------
                                                   ASSETS AND LIABILITIES
                                                         OUTSTANDING
                                                       FROM METLIFE'S
                                                         ACQUISITION       CONSOLIDATED
                         MICC HISTORICAL  MLI-USA          OF MLIG            COMPANY             CONSOLIDATED COMPANY
                         ---------------  -------  ----------------------  ------------  -------------------------------------
                                                            (IN MILLIONS)


Total revenues.........       $2,509        $623             $--              $3,132            $974               $4,106
Total expenses.........       $1,905        $486             $--              $2,391            $890               $3,281
                              ------        ----             ---              ------            ----               ------
Income before provision
  for income tax.......          604         137              --                 741            $ 84                  825
Provision for income
  tax..................          177          35              --                 212            $ 16                  228
                              ------        ----             ---              ------            ----               ------
Net income.............       $  427        $102             $--              $  529            $ 68               $  597
                              ======        ====             ===              ======            ====               ======






                                                                   YEAR ENDED DECEMBER 31, 2005
                                                         -----------------------------------------------
                                                                   ASSETS AND LIABILITIES
                                      SIX MONTHS ENDED                   OUTSTANDING
                                     DECEMBER 31, 2005                 FROM METLIFE'S
                                     -----------------                   ACQUISITION        CONSOLIDATED
                                      MICC HISTORICAL    MLI-USA           OF MLIG             COMPANY
                                     -----------------   -------   ----------------------   ------------
                                                                (IN MILLIONS)


Total revenues.....................        $1,749          $766              $--               $2,515
Total expenses.....................        $1,410          $561              $(3)              $1,968
                                           ------          ----              ---               ------
Income before provision for income
  tax..............................           339           205                3                  547
Provision for income tax...........            98            57                1                  156
                                           ------          ----              ---               ------
Net income.........................        $  241          $148              $ 2               $  391
                                           ======          ====              ===               ======




     The par value of the common stock presented in the statement of stockholders' equity for periods prior to the Acquisition Date has been adjusted to reflect the par value of the MetLife Connecticut shares issued to MLIG in exchange for MLI-USA's common stock. Information regarding the adjustments to stockholders' equity is as follows:


                                                                                     ACCUMULATED
                                                                                        OTHER
                                                                                    COMPREHENSIVE
                                                                                       INCOME
                                                                                  ----------------
                                                          ADDITIONAL               NET UNREALIZED
                                             COMMON         PAID IN    RETAINED   INVESTMENT GAINS
                                              STOCK         CAPITAL    EARNINGS       (LOSSES)       TOTAL
                                             ------       ----------   --------   ----------------   -----


Balance of MLI-USA's equity at January 1,
  2004                                         $ 2           $ 98        $163            $39          $302
Issuance of MetLife Connecticut's common
  stock to MLIG                                 11  (1)       (11)         --             --            --
Elimination of MLI-USA's common stock           (2) (2)         2          --             --            --
Assets and liabilities outstanding from
  MetLife's acquisition of MLIG                 --             82          --             (7)           75
                                               ---           ----        ----            ---          ----
Balance of MICC's equity at January 1, 2004    $11           $171        $163            $32          $377
                                               ===           ====        ====            ===          ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Represents the issuance of 4,595,317 shares of MetLife Connecticut's common stock, at $2.50 par value, by MetLife Connecticut to MLIG in exchange for all the outstanding common stock of MLI-USA, for a total adjustment of $11 million.

   (2) Represents the elimination of MLI-USA's common stock of $2 million.

The par value of the MetLife Connecticut common stock purchased by MetLife has been adjusted to reflect the return of the MetLife Connecticut common stock by MetLife in connection with the transfer of MetLife Connecticut to MLI-USA as follows:


                                                                                    ACCUMULATED
                                                                                       OTHER
                                                                                   COMPREHENSIVE
                                                                                      INCOME
                                                                                 ----------------
                                                         ADDITIONAL               NET UNREALIZED
                                            COMMON         PAID IN    RETAINED   INVESTMENT GAINS
                                             STOCK         CAPITAL    EARNINGS       (LOSSES)        TOTAL
                                            ------       ----------   --------   ----------------   ------


MetLife Connecticut's common stock
  purchased by MetLife in the Acquisition
  on July 1, 2005                            $100          $6,684        $--            $--         $6,784
Return of MetLife Connecticut's common
  stock from MetLife                          (25) (1)         25         --             --             --
                                             ----          ------        ---            ---         ------
MetLife Connecticut's common stock
  purchased by MetLife on July 1, 2005, as
  adjusted                                   $ 75          $6,709        $--            $--         $6,784
                                             ====          ======        ===            ===         ======



--------

   (1) Represents the return of 10,000,000 shares of MetLife Connecticut's common stock, at $2.50 par value, by MetLife to MetLife Connecticut in anticipation of the acquisition of MLI-USA by MetLife Connecticut, for a total adjustment of $25 million.

     The following unaudited pro forma condensed consolidated financial information presents the results of operations for the Company assuming the MetLife Connecticut acquisition had been effected as of January 1, 2005. This unaudited pro forma information does not necessarily represent what the Company's actual results of operations would have been if the acquisition had occurred as of the date indicated or what such results would be for any future periods.


                                                                                  UNAUDITED
                                                                    ------------------------------------
                                                    YEAR ENDED      SIX MONTHS ENDED       YEAR ENDED
                                                DECEMBER 31, 2005     JUNE 30, 2005    DECEMBER 31, 2005
                                                -----------------   ----------------   -----------------
                                                   CONSOLIDATED         PRO FORMA          PRO FORMA
                                                                          MICC
                                                     COMPANY           HISTORICAL             MICC
                                                -----------------   ----------------   -----------------
                                                                      (IN MILLIONS)



Total revenues                                        $2,515             $2,324              $4,839
Total expenses                                        $1,968             $1,523              $3,491
                                                      ------             ------              ------
Income before provision for income tax                   547                801               1,348
Provision for income tax                                 156                226                 382
                                                      ------             ------              ------
Net income                                            $  391             $  575              $  966
                                                      ======             ======              ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

4.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:


                                                              DECEMBER 31, 2006
                                               ----------------------------------------------
                                                               GROSS
                                                COST OR      UNREALIZED
                                               AMORTIZED   -------------    ESTIMATED    % OF
                                                  COST     GAIN     LOSS   FAIR VALUE   TOTAL
                                               ---------   ----     ----   ----------   -----
                                                                (IN MILLIONS)


U.S. corporate securities....................   $17,331    $101     $424     $17,008     35.5%
Residential mortgage-backed securities.......    11,951      40       78      11,913     24.9
Foreign corporate securities.................     5,563      64      128       5,499     11.5
U.S. Treasury/agency securities..............     5,455       7      126       5,336     11.2
Commercial mortgage-backed securities........     3,353      19       47       3,325      6.9
Asset-backed securities......................     3,158      14       10       3,162      6.6
State and political subdivision securities...     1,062       6       38       1,030      2.2
Foreign government securities................       533      45        5         573      1.2
                                                -------    ----     ----     -------    -----
  Total fixed maturity securities............   $48,406    $296     $856     $47,846    100.0%
                                                =======    ====     ====     =======    =====
Non-redeemable preferred stock...............   $   671    $ 22     $  9     $   684     86.0%
Common stock.................................       106       6        1         111     14.0
                                                -------    ----     ----     -------    -----
  Total equity securities....................   $   777    $ 28     $ 10     $   795    100.0%
                                                =======    ====     ====     =======    =====






                                                              DECEMBER 31, 2005
                                               ----------------------------------------------
                                                               GROSS
                                                COST OR      UNREALIZED
                                               AMORTIZED   -------------    ESTIMATED    % OF
                                                  COST     GAIN     LOSS   FAIR VALUE   TOTAL
                                               ---------   ----     ----   ----------   -----
                                                                (IN MILLIONS)


U.S. corporate securities....................   $18,416    $ 96     $415     $18,097     34.3%
Residential mortgage-backed securities.......    12,398      17      131      12,284     23.4
Foreign corporate securities.................     5,733      50      143       5,640     10.7
U.S. Treasury/agency securities..............     6,448      24       61       6,411     12.2
Commercial mortgage-backed securities........     5,157      12       82       5,087      9.7
Asset-backed securities......................     3,899      10       16       3,893      7.4
State and political subdivision securities...       633      --       25         608      1.2
Foreign government securities................       547      25        3         569      1.1
                                                -------    ----     ----     -------    -----
  Total fixed maturity securities............   $53,231    $234     $876     $52,589    100.0%
                                                =======    ====     ====     =======    =====
Non-redeemable preferred stock...............   $   327    $  1     $  5     $   323     76.7%
Common stock.................................        97       4        3          98     23.3
                                                -------    ----     ----     -------    -----
  Total equity securities....................   $   424    $  5     $  8     $   421    100.0%
                                                =======    ====     ====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $472 million and $275 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2006 and 2005, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3.2 billion and $3.3 billion at December 31, 2006 and 2005, respectively. These securities had a net unrealized gain (loss) of $51 million and ($33) million at December 31, 2006 and 2005, respectively. Non-income producing fixed maturity securities were $6 million and $3 million at December 31, 2006 and 2005, respectively. Unrealized gains (losses) associated with non-income producing fixed maturity securities were $1 million and ($5) million at December 31, 2006 and 2005, respectively.

     The cost or amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are shown below:


                                                                  DECEMBER 31,
                                                -----------------------------------------------
                                                         2006                     2005
                                                ----------------------   ----------------------
                                                 COST OR                  COST OR
                                                AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                                   COST     FAIR VALUE      COST     FAIR VALUE
                                                ---------   ----------   ---------   ----------
                                                                 (IN MILLIONS)


Due in one year or less.......................   $ 1,620      $ 1,616     $ 1,411      $ 1,405
Due after one year through five years.........     9,843        9,733      10,594       10,490
Due after five years through ten years........     7,331        7,226       9,556        9,382
Due after ten years...........................    11,150       10,871      10,216       10,048
                                                 -------      -------     -------      -------
  Subtotal....................................    29,944       29,446      31,777       31,325
Mortgage-backed and asset-backed securities...    18,462       18,400      21,454       21,264
                                                 -------      -------     -------      -------
  Total fixed maturity securities.............   $48,406      $47,846     $53,231      $52,589
                                                 =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:


                                                           YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------
                                                      2006            2005           2004
                                                  ------------   --------------   ---------
                                                                (IN MILLIONS)


Proceeds........................................  $     23,901   $       22,241   $     473
Gross investment gains..........................       $    73          $    48        $  6
Gross investment losses.........................       $  (519)         $  (347)       $(10)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair values and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:


                                                                 DECEMBER 31, 2006
                                      ----------------------------------------------------------------------
                                                                EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS       THAN 12 MONTHS               TOTAL
                                      ----------------------  ----------------------  ----------------------
                                                     GROSS                   GROSS                   GROSS
                                       ESTIMATED  UNREALIZED   ESTIMATED  UNREALIZED   ESTIMATED  UNREALIZED
                                      FAIR VALUE     LOSS     FAIR VALUE     LOSS     FAIR VALUE     LOSS
                                      ----------  ----------  ----------  ----------  ----------  ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities...........    $ 4,895      $104       $ 7,543      $320       $12,438      $424
Residential mortgage-backed
  securities........................      4,113        20         3,381        58         7,494        78
Foreign corporate securities........      1,381        29         2,547        99         3,928       128
U.S. Treasury/agency securities.....      2,995        48         1,005        78         4,000       126
Commercial mortgage-backed
  securities........................        852         6         1,394        41         2,246        47
Asset-backed securities.............        965         3           327         7         1,292        10
State and political subdivision
  securities........................         29         2           414        36           443        38
Foreign government securities.......         51         1            92         4           143         5
                                        -------      ----       -------      ----       -------      ----
Total fixed maturity securities.....    $15,281      $213       $16,703      $643       $31,984      $856
                                        =======      ====       =======      ====       =======      ====
Equity securities...................    $   149      $  3       $   188      $  7       $   337      $ 10
                                        =======      ====       =======      ====       =======      ====
Total number of securities in an
  unrealized loss position..........      1,955                   2,318                   4,273
                                        =======                 =======                 =======






                                                              DECEMBER 31, 2005
                                    ---------------------------------------------------------------------
                                                                 EQUAL TO OR
                                         LESS THAN 12              GREATER
                                            MONTHS              THAN 12 MONTHS              TOTAL
                                    ----------------------  ----------------------  ---------------------
                                    ESTIMATED    GROSS      ESTIMATED    GROSS      ESTIMATED     GROSS
                                      FAIR     UNREALIZED     FAIR     UNREALIZED     FAIR      UNREALIZED
                                     VALUE        LOSS        VALUE       LOSS        VALUE        LOSS
                                     ------      ------      ------      ------      ------     ---------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities.........  $14,412      $413        $ 40         $ 2       $14,452        $415

Residential mortgage-backed
  securities......................    9,142       129          61           2         9,203         131
Foreign corporate securities......    4,409       142          23           1         4,432         143
U.S. Treasury/agency securities...    4,171        61          --          --         4,171          61
Commercial mortgage-backed
  securities......................    4,040        82           5          --         4,045          82
Asset-backed securities...........    1,890        16          11          --         1,901          16
State and political subdivision
  securities......................      550        25          --          --           550          25
Foreign government securities.....      155         3           2          --           157           3
                                    -------      ----        ----         ---       -------        ----
Total fixed maturity securities...  $38,769      $871        $142         $ 5       $38,911        $876

                                    =======      ====        ====         ===       =======        ====
Equity securities.................  $   214      $  8        $ --         $--       $   214        $  8
                                    =======      ====        ====         ===       =======        ====
Total number of securities in an
  unrealized loss position........    5,061                    47                     5,108
                                    =======                  ====                   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity securities and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:


                                                     DECEMBER 31, 2006
                                     ---------------------------------------------------
                                                          GROSS
                                         COST OR       UNREALIZED        NUMBER OF
                                      AMORTIZED COST     LOSSES          SECURITIES
                                     ----------------  --------------  -----------------
                                      LESS              LESS            LESS
                                      THAN     20% OR   THAN   20% OR   THAN     20% OR
                                       20%      MORE     20%    MORE     20%      MORE
                                     -------   ------  ------  ------  ------  ---------
                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months...............  $12,922     $ 9    $150     $ 4    1,537      15
Six months or greater but less than
  nine months......................      568      --       6      --       78       1
Nine months or greater but less
  than twelve months...............    2,134      14      52       4      323       1
Twelve months or greater...........   17,540      --     650      --    2,318      --
                                     -------     ---    ----     ---    -----      --
  Total............................  $33,164     $23    $858     $ 8    4,256      17
                                     =======     ===    ====     ===    =====      ==






                                                      DECEMBER 31, 2005
                                     ---------------------------------------------------
                                         COST OR            GROSS
                                        AMORITIZED       UNREALIZED        NUMBER OF
                                           COST            LOSSES          SECURITIES
                                     ----------------  --------------  -----------------
                                      LESS              LESS            LESS
                                      THAN     20% OR   THAN   20% OR   THAN     20% OR
                                       20%      MORE     20%    MORE     20%      MORE
                                     -------   ------  ------  ------  ------  ---------
                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months...............  $39,461     $81    $844     $30    4,960      50
Six months or greater but less than
  nine months......................      204      --       2      --       16      --
Nine months or greater but less
  than twelve months...............      116      --       3      --       35      --
Twelve months or greater...........      147      --       5      --       47      --
                                     -------     ---    ----     ---    -----      --
  Total............................  $39,928     $81    $854     $30    5,058      50
                                     =======     ===    ====     ===    =====      ==



     At December 31, 2006, $858 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 3% of the cost or amortized cost of such securities. At December 31, 2005, $854 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     At December 31, 2006, $8 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 35% of the cost or amortized cost of such securities. Of such unrealized losses of $8 million, $4 million related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2005, $30 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 37% of the cost or amortized cost of such securities. Of such unrealized losses of $30 million, all related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held two fixed maturity securities and equity securities each with a gross unrealized loss at December 31, 2006 of greater than $10 million. These securities represented 3%, or $25 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2006 and 2005, the Company had $866 million and $884 million, respectively, of gross unrealized loss related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:


                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2006   2005
                                                                     ----   ----


SECTOR:
  U.S. corporate securities........................................    49%    47%
  Residential mortgage-backed securities...........................     9     15
  Foreign corporate securities.....................................    15     16
  U.S. Treasury/agency securities..................................    15      7
  Commercial mortgage-backed securities............................     5      9
  Other............................................................     7      6
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===
INDUSTRY:
  Industrial.......................................................    26%    25%
  Finance..........................................................    18     17
  Government.......................................................    15      7
  Mortgage-backed..................................................    14     24
  Utility..........................................................    10      6
  Other............................................................    17     21
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $8.8 billion and $9.4 billion and an estimated fair value of $8.6 billion and $9.3 billion were on loan under the program at December 31, 2006 and 2005, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $8.9 billion and $9.6 billion at December 31, 2006 and 2005, respectively. Security collateral of $83 million and $174 million on deposit from customers in connection with the securities lending transactions at December 31, 2006 and 2005, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $20 million and $25 million at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity and equity securities.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:


                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2006               2005
                                                      ----------------   ----------------
                                                      AMOUNT   PERCENT   AMOUNT   PERCENT
                                                      ------   -------   ------   -------
                                                                 (IN MILLIONS)


Commercial mortgage loans...........................  $2,095      58%    $1,173      46%
Agricultural mortgage loans.........................   1,460      41      1,300      51
Consumer loans......................................      46       1         79       3
                                                      ------     ---     ------     ---
  Subtotal..........................................   3,601     100%     2,552     100%
                                                                 ===                ===
Less: Valuation allowances..........................       6                  9
                                                      ------             ------
Mortgage and consumer loans.........................  $3,595             $2,543
                                                      ======             ======



     Mortgage loans are collateralized by properties located in the United States. At December 31, 2006, 27%, 8% and 7% of the value of the Company's mortgage and consumer loans were located in California, Texas and New York, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:


                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2006      2005      2004
                                                              ----      ----      ----
                                                                    (IN MILLIONS)


Balance at January 1,.......................................   $ 9       $ 1       $ 1
Additions...................................................     3         8        --
Deductions..................................................    (6)       --        --
                                                               ---       ---       ---
Balance at December 31,.....................................   $ 6       $ 9       $ 1
                                                               ===       ===       ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consists of the following:


                                                                      DECEMBER 31,
                                                            -------------------------------
                                                                 2006             2005
                                                            --------------   --------------
                                                                     (IN MILLIONS)


Impaired loans with valuation allowances..................        $--              $ 2
Impaired loans without valuation allowances...............          8               14
                                                                  ---              ---
  Subtotal................................................          8               16
Less: Valuation allowances on impaired loans..............         --                1
                                                                  ---              ---
  Impaired loans..........................................        $ 8              $15
                                                                  ===              ===



     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing had an amortized cost of $6 million and $13 million at December 31, 2006 and 2005, respectively. There were no mortgage and consumer loans on which interest is no longer accrued at both December 31, 2006 and 2005. There were no mortgage and consumer loans in foreclosure at both December 31, 2006 and 2005.

  REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate and real estate joint ventures consisted of the following:


                                                                      DECEMBER 31,
                                                            -------------------------------
                                                                 2006             2005
                                                            --------------   --------------
                                                                     (IN MILLIONS)


Real estate...............................................       $ 37              $36
Accumulated depreciation..................................         (1)              --
                                                                 ----              ---
Net real estate...........................................         36               36
Real estate joint ventures................................        144               60
                                                                 ----              ---
Real estate and real estate joint ventures................       $180              $96
                                                                 ====              ===



     The components of real estate and real estate joint ventures are as follows:


                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2006   2005
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)


Real estate and real estate joint ventures held-for-investment.....  $173    $91
Real estate held-for-sale..........................................     7      5
                                                                     ----    ---
Real estate and real estate joint ventures.........................  $180    $96
                                                                     ====    ===



     Related depreciation expense was insignificant for all periods presented.

     There were no non-income producing real estate and real estate joint ventures at December 31, 2006. The carrying value of non-income producing real estate and real estate joint ventures was $3 million at December 31, 2005.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Real estate and real estate joint ventures were categorized as follows:


                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2006               2005
                                                      ----------------   ----------------
                                                      AMOUNT   PERCENT   AMOUNT   PERCENT
                                                      ------   -------   ------   -------
                                                                 (IN MILLIONS)


Office..............................................   $ 46       26%      $53       55%
Apartments..........................................     --       --         1        1
Retail..............................................     12        7        --       --
Real estate investment funds........................     93       52        --       --
Land................................................      1       --         3        3
Agriculture.........................................     28       15        31       32
Industrial..........................................     --       --         8        9
                                                       ----      ---       ---      ---
  Total.............................................   $180      100%      $96      100%
                                                       ====      ===       ===      ===



     The Company's real estate holdings are primarily located in the United States. At December 31, 2006, 72%, 7% and 6% of the Company's real estate holdings were located in New York, Florida and Texas, respectively.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                              2006     2005    2004
                                                             ------   ------   ----
                                                                  (IN MILLIONS)


Fixed maturity securities..................................  $2,719   $1,377   $176
Equity securities..........................................      17        6     --
Mortgage and consumer loans................................     182      113     34
Policy loans...............................................      52       26      2
Real estate and real estate joint ventures.................      29        2     --
Other limited partnership interests........................     238       33     --
Cash, cash equivalents and short-term investments..........     137       71      6
Other......................................................       8       --     --
                                                             ------   ------   ----
  Total investment income..................................   3,382    1,628    218
Less: Investment expenses..................................     543      190     11
                                                             ------   ------   ----
  Net investment income....................................  $2,839   $1,438   $207
                                                             ======   ======   ====



     For the years ended December 31, 2006, 2005 and 2004, affiliated investment income of $29 million, $10 million and $4 million, respectively, related to short-term investments, is included in the table above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2006    2005   2004
                                                              -----   -----   ----
                                                                  (IN MILLIONS)


Fixed maturity securities...................................  $(497)  $(300)   $(5)
Equity securities...........................................     10       1     --
Mortgage and consumer loans.................................      7      (9)    --
Real estate and real estate joint ventures..................     64       7     --
Other limited partnership interests.........................     (1)     (1)    --
Sales of businesses.........................................     --       2     --
Derivatives.................................................    177      (2)    (4)
Other.......................................................   (281)    104     --
                                                              -----   -----    ---
  Net investment gains (losses).............................  $(521)  $(198)   $(9)
                                                              =====   =====    ===



     For the years ended December 31, 2006, 2005 and 2004, affiliated investment gains (losses) of ($87) million, ($25) million and ($4) million, respectively, are included in the table above.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $41 million, $0 and $1 million for the years ended December 31, 2006, 2005 and 2004, respectively.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2006    2005   2004
                                                              -----   -----   ----
                                                                  (IN MILLIONS)


Fixed maturity securities...................................  $(566)  $(639)  $ 97
Equity securities...........................................     17      (4)    --
Derivatives.................................................     (9)     (2)    (4)
Other.......................................................      7     (19)    --
                                                              -----   -----   ----
  Subtotal..................................................   (551)   (664)    93
                                                              -----   -----   ----
Amounts allocated from:
  Future policy benefit loss recognition....................     --     (78)    --
  DAC and VOBA..............................................     66     102    (47)
                                                              -----   -----   ----
  Subtotal..................................................     66      24    (47)
Deferred income tax.........................................    171     224    (16)
                                                              -----   -----   ----
  Subtotal..................................................    237     248    (63)
                                                              -----   -----   ----
     Net unrealized investment gains (losses)...............  $(314)  $(416)  $ 30
                                                              =====   =====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2006    2005   2004
                                                              -----   -----   ----
                                                                  (IN MILLIONS)


Balance, January 1,.........................................  $(416)  $  30   $ 32
Unrealized investment gains (losses) during the year........    113    (756)   (14)
Unrealized investment gains (losses) relating to:
  Future policy benefit gain (loss) recognition.............     78     (78)    --
  DAC and VOBA..............................................    (36)    148     10
  Deferred income tax.......................................    (53)    240      2
                                                              -----   -----   ----
Balance, December 31,.......................................  $(314)  $(416)  $ 30
                                                              =====   =====   ====
Net change in unrealized investment gains (losses)..........  $ 102   $(446)  $ (2)
                                                              =====   =====   ====



  TRADING SECURITIES

     MetLife Connecticut was the majority owner of Tribeca on the Acquisition Date. Tribeca was a feeder fund investment structure whereby the feeder fund invests substantially all of its assets in the master fund, Tribeca Global Convertible Instruments, Ltd. The primary investment objective of the master fund is to achieve enhanced risk-adjusted return by investing in domestic and foreign equities and equity-related securities utilizing such strategies as convertible securities arbitrage. At December 31, 2005, the Company was the majority owner of Tribeca and consolidated the fund within its consolidated financial statements. At December 31, 2005, the Company held $452 million of trading securities and $190 million of the short sale agreements associated with the trading securities portfolio, which are included within other liabilities. Net investment income related to the trading activities of Tribeca, which included interest and dividends earned and net realized and unrealized gains (losses), was $12 million and $6 million for the years ended December 31, 2006 and 2005, respectively.

     During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated and, as of June 30, 2006, is accounted for under the equity method of accounting. The equity method investment at December 31, 2006 of $82 million was included in other limited partnership interests. Net investment income related to the Company's equity method investment in Tribeca was $9 million for the six months ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:


                                                                   DECEMBER 31, 2006
                                                               ------------------------
                                                                              MAXIMUM
                                                                  TOTAL     EXPOSURE TO
                                                               ASSETS (1)     LOSS (2)
                                                               ----------   -----------
                                                                     (IN MILLIONS)


Asset-backed securitizations.................................    $   866        $ 39
Real estate joint ventures(3)................................        944          63
Other limited partnership interests(4).......................      2,629         193
Other investments(5).........................................     14,839         485
                                                                 -------        ----
  Total......................................................    $19,278        $780
                                                                 =======        ====



--------

   (1) The assets of the asset-backed securitizations are reflected at fair value at December 31, 2006. The assets of the real estate joint ventures, other limited partnership interests and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss of the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

   (3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

   (4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities, as well as limited partnerships.

   (5) Other investments include securities that are not asset-backed securitizations.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amounts and current market or fair value of derivative financial instruments held at:


                                     DECEMBER 31, 2006                    DECEMBER 31, 2005
                              ---------------------------------    ---------------------------------
                                             CURRENT MARKET                       CURRENT MARKET
                                              OR FAIR VALUE                        OR FAIR VALUE
                               NOTIONAL   ---------------------    NOTIONAL    ---------------------
                                AMOUNT    ASSETS    LIABILITIES     AMOUNT     ASSETS    LIABILITIES
                               --------   ------    -----------    --------    ------    -----------
                                                  (IN MILLIONS)


Interest rate swaps.........   $ 8,841     $  431        $ 70       $ 6,623    $  356        $ 52
Interest rate floors........     9,021         71          --         2,000        26          --
Interest rate caps..........     6,715          6          --         3,020        18          --
Financial futures...........       602          6           1           228         2           2
Foreign currency swaps......     2,723        580          66         3,110       429          76
Foreign currency forwards...       124          1          --           488        18           2
Options.....................        --         80           7            --       165           3
Financial forwards..........       900         --          15            --        --           2
Credit default swaps........     1,231          1           5           987         2           2
                               -------     ------        ----       -------    ------        ----
  Total.....................   $30,157     $1,176        $164       $16,456    $1,016        $139
                               =======     ======        ====       =======    ======        ====



     The above table does not include notional values for equity futures, equity financial forwards and equity options. At December 31, 2006 and 2005, the Company owned 290 and 587 equity futures contracts, respectively. Market values of equity futures are included in financial futures in the preceding table. At December 31, 2006 and 2005, the Company owned 85,500 and 75,500 equity financial forwards, respectively. Market values of equity financial forwards are included in financial forwards in the preceding table. At December 31, 2006 and 2005, the Company owned 1,022,900 and 1,420,650 equity options, respectively. Market values of equity options are included in options in the preceding table.

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2006:


                                                                        REMAINING LIFE
                                   -----------------------------------------------------------------------------------------
                                                         AFTER ONE YEAR       AFTER FIVE YEARS
                                   ONE YEAR OR LESS    THROUGH FIVE YEARS    THROUGH TEN YEARS    AFTER TEN YEARS     TOTAL
                                   ----------------    ------------------    -----------------    ---------------    -------
                                                                         (IN MILLIONS)


Interest rate swaps..............       $  980               $ 5,570              $ 1,699              $  592        $ 8,841
Interest rate floors.............           --                   551                8,470                  --          9,021
Interest rate caps...............           --                 6,715                   --                  --          6,715
Financial futures................          602                    --                   --                  --            602
Foreign currency swaps...........           67                 1,588                  996                  72          2,723
Foreign currency forwards........          124                    --                   --                  --            124
Financial forwards...............           --                    --                   --                 900            900
Credit default swaps.............           30                 1,186                   15                  --          1,231
                                        ------               -------              -------              ------        -------
  Total..........................       $1,803               $15,610              $11,180              $1,564        $30,157
                                        ======               =======              =======              ======        =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and usually a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amounts and fair value of derivatives by type of hedge designation at:


                                            DECEMBER 31, 2006                 DECEMBER 31, 2005
                                     -------------------------------   -------------------------------
                                                     FAIR VALUE                        FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)


Fair value.........................   $    69   $   --       $  1       $    71   $   --       $ --
Cash flow..........................       455       42         --           442        2          4
Non-qualifying.....................    29,633    1,134        163        15,943    1,014        135
                                      -------   ------       ----       -------   ------       ----
  Total............................   $30,157   $1,176       $164       $16,456   $1,016       $139
                                      =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:


                                                                YEARS ENDED DECEMBER
                                                                        31,
                                                              -----------------------
                                                              2006     2005      2004
                                                              ----     ----      ----
                                                                   (IN MILLIONS)


Qualifying hedges:
  Interest credited to policyholder account balances........   $(9)     $(1)      $--
Non-qualifying hedges:
  Net investment gains (losses).............................    73       (8)       --
                                                               ---      ---       ---
  Total.....................................................   $64      $(9)      $--
                                                               ===      ===       ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:


                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2006      2005      2004
                                                              ----      ----      ----
                                                                    (IN MILLIONS)


Changes in the fair value of derivatives....................   $(1)      $--       $(1)
Changes in the fair value of the items hedged...............     2        --         1
                                                               ---       ---       ---
Net ineffectiveness of fair value hedging activities........   $ 1       $--       $--
                                                               ===       ===       ===



     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and
(iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the year ended December 31, 2006, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. For the years ended December 31, 2005 and 2004, the Company recognized insignificant net investment gains (losses), which represent the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the years ended December 31, 2006, 2005 and 2004, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2006, 2005 and 2004.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:


                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2006      2005      2004
                                                              ----      ----      ----
                                                                    (IN MILLIONS)


Balance at January 1,.......................................   $(2)      $(4)      $(2)
Gains (losses) deferred in other comprehensive income (loss)
  on the effective portion of cash flow hedges..............    (7)        2        (2)
                                                               ---       ---       ---
Balance at December 31,.....................................   $(9)      $(2)      $(4)
                                                               ===       ===       ===



     At December 31, 2006, $19 million of the deferred net gain on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2007.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; and (vi) basis swaps to better match the cash flows of assets and related liabilities.

     For the years ended December 31, 2006, 2005 and 2004, the Company recognized as net investment gains (losses), excluding embedded derivatives, changes in fair value of $16 million, ($37) million and ($6) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts and guaranteed minimum accumulation contracts. The fair value of the Company's embedded derivative assets was $40 million and $0 at December 31, 2006 and 2005, respectively. The fair value of the Company's embedded derivative liabilities was $3 million and $40 million at December 31, 2006 and 2005, respectively. The amounts recorded and included in net investment gains (losses) for the years ended December 31, 2006 and 2005 were gains of $80 million and $41 million, respectively. There were no amounts recorded and included in net investment gains (losses) for the year ended December 31, 2004.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, the Company was obligated to return cash collateral under its control of $273 million and $145 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2006 and 2005, the Company had also accepted collateral consisting of various securities with a fair market value of $410 million and $427 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2006 and 2005, none of the collateral had been sold or repledged.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of December 31, 2006 and 2005, the Company pledged collateral of $25 million and $22 million, respectively, which

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:


                                                              DAC     VOBA     TOTAL
                                                            ------   ------   ------
                                                                  (IN MILLIONS)


Balance at January 1, 2004................................  $  502   $   --   $  502
  Capitalizations.........................................     281       --      281
                                                            ------   ------   ------
     Subtotal.............................................     783       --      783
  Less: Amortization related to:
     Net investment gains (losses)........................      (2)      --       (2)
     Unrealized investment gains (losses).................     (10)      --      (10)
     Other expenses.......................................     117       --      117
                                                            ------   ------   ------
       Total amortization.................................     105       --      105
                                                            ------   ------   ------
Balance at December 31, 2004..............................     678       --      678
Contribution of MetLife Connecticut from MetLife (Note
  2)......................................................      --    3,490    3,490
  Capitalizations.........................................     886       --      886
                                                            ------   ------   ------
     Subtotal.............................................   1,564    3,490    5,054
  Less: Amortization related to:
     Net investment gains (losses)........................      --      (26)     (26)
     Unrealized investment gains (losses).................     (41)    (107)    (148)
     Other expenses.......................................     109      205      314
                                                            ------   ------   ------
       Total amortization.................................      68       72      140
                                                            ------   ------   ------
Balance at December 31, 2005..............................   1,496    3,418    4,914
  Capitalizations.........................................     721       --      721
                                                            ------   ------   ------
     Subtotal.............................................   2,217    3,418    5,635
  Less: Amortization related to:
     Net investment gains (losses)........................     (16)     (68)     (84)
     Unrealized investment gains (losses).................     (10)      46       36
     Other expenses.......................................     252      320      572
                                                            ------   ------   ------
       Total amortization.................................     226      298      524
                                                            ------   ------   ------
Balance at December 31, 2006..............................  $1,991   $3,120   $5,111
                                                            ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $358 million in 2007, $333 million in 2008, $312 million in 2009, $283 million in 2010 and $253 million in 2011.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:


                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2006   2005
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)


Balance at January 1,.............................................  $924   $ 68
Contribution of MetLife Connecticut from MetLife (Note 2).........    29    856
                                                                    ----   ----
Balance at December 31,...........................................  $953   $924
                                                                    ====   ====



8.  INSURANCE

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding VODA and the value of customer relationships acquired ("VOCRA"), which are reported in other assets, is as follows:


                                                                 YEARS ENDED DECEMBER
                                                                          31,
                                                                ----------------------
                                                                2006     2005     2004
                                                                ----     ----     ----
                                                                     (IN MILLIONS)


Balance at January 1,........................................   $ 72      $--      $--
Contribution of MetLife Connecticut from MetLife (Note 2)....     --       73       --
Contribution of VODA from MetLife............................    167       --       --
Amortization.................................................     (2)      (1)      --
                                                                ----      ---      ---
Balance at December 31,......................................   $237      $72      $--
                                                                ====      ===      ===



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $5 million in 2007, $7 million in 2008, $9 million in 2009, $11 million in 2010 and $11 million in 2011.

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA of $167 million, net of deferred income tax of $5 million, for which MLI-USA receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $166 million at December 31, 2006.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreement acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2006     2005     2004
                                                             ----     ----     ----
                                                                  (IN MILLIONS)


Balance at January 1,......................................  $218     $143     $ 94
Capitalization.............................................   129       83       65
Amortization...............................................   (17)      (8)     (16)
                                                             ----     ----     ----
Balance at December 31,....................................  $330     $218     $143
                                                             ====     ====     ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities at December 31, 2006, include pass-through separate accounts totaling $50.1 billion for which the policyholder assumes all investment risk. Separate account assets and liabilities at December 31, 2005, included two categories of account types: pass-through separate accounts totaling $43.6 billion and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $943 million. The average interest rates credited on these contracts were 4.5% at December 31, 2005.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $800 million, $467 million and $155 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     For the years ended December 31, 2006, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the year ended December 31, 2006, there were no new issuances in such obligations and there were repayments of $1.1 billion. During the years ended December 31, 2005 and 2004, there were no new issuances or repayments of such obligations. Accordingly, at December 31, 2006 and 2005, GICs outstanding, which are included in PABs, were $4.6 billion and $5.3 billion, respectively. During the years ended December 31, 2006, 2005 and 2004, interest credited on the contracts, which are included in interest credited to PABs, was $163 million, $80 million and $0, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policyholder benefits, is as follows:


                                                  YEARS ENDED DECEMBER 31,
                                                 -------------------------
                                                     2006          2005
                                                 -----------   -----------
                                                       (IN MILLIONS)


Balance at January 1,..........................  $       512   $        --
  Less: Reinsurance recoverables...............         (373)           --
                                                 -----------   -----------
Net balance January 1,.........................          139            --
                                                 -----------   -----------
Contribution of MetLife Connecticut by MetLife
  (Note 2).....................................           --           137
Incurred related to:
  Current year.................................           29            19
  Prior years..................................            4            (3)
                                                 -----------   -----------
                                                          33            16
                                                 -----------   -----------
Paid related to:
  Current year.................................           (2)           (1)
  Prior years..................................          (22)          (13)
                                                 -----------   -----------
                                                         (24)          (14)
                                                 -----------   -----------
Net balance at December 31,....................          148           139
  Add: Reinsurance recoverables................          403           373
                                                 -----------   -----------
Balance at December 31,........................  $       551   $       512
                                                 ===========   ===========



     There were no liabilities for unpaid claims and claims expenses for the year ended December 31, 2004.

     Claims and claim adjustment expenses associated with prior periods increased by $4 million for the year ended December 31, 2006, and decreased by $3 million for the year ended December 31, 2005. There were no claims and claim adjustment expenses associated with prior periods for the year ended December 31, 2004. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for long-term care and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:


                                                                AT DECEMBER 31,
                                  ---------------------------------------------------------------------------
                                                 2006                                     2005
                                  ----------------------------------       ----------------------------------
                                      IN THE                 AT                IN THE                 AT
                                  EVENT OF DEATH       ANNUITIZATION       EVENT OF DEATH       ANNUITIZATION
                                  --------------       -------------       --------------       -------------
                                                                 (IN MILLIONS)


ANNUITY CONTRACTS(1)
RETURN OF NET DEPOSITS
  Separate account value........     $   8,213                 N/A            $   5,537                 N/A
  Net amount at risk(2).........     $      --(3)              N/A            $      --(3)              N/A
  Average attained age of
     contractholders............      61 years                 N/A             61 years                 N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
  Separate account value........     $  44,036           $  13,179            $  40,744           $  10,081
  Net amount at risk(2).........     $   1,422(3)        $      30(4)         $     934(3)        $      38(4)
  Average attained age of
     contractholders............      58 years            60 years             60 years            60 years




                                                                    AT DECEMBER 31,
                                                              ---------------------------
                                                                 2006             2005
                                                              ----------       ----------
                                                               SECONDARY        SECONDARY
                                                              GUARANTEES       GUARANTEES
                                                              ----------       ----------
                                                                     (IN MILLIONS)



UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (general and separate account)...........        $   3,262        $   2,849
Net amount at risk(2)..................................        $  48,630(3)     $  44,943(3)
Average attained age of policyholders..................         57 years         56 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:


                                                      ANNUITY      UNIVERSAL AND VARIABLE
                                                     CONTRACTS         LIFE CONTRACTS
                                                  --------------   ----------------------
                                                    GUARANTEED            SECONDARY
                                                  DEATH BENEFITS         GUARANTEES         TOTAL
                                                  --------------   ----------------------   -----
                                                                   (IN MILLIONS)


Balance at January 1, 2004......................        $--                  $--             $--
Incurred guaranteed benefits....................         --                   --              --
Paid guaranteed benefits........................         --                   --              --
                                                        ---                  ---             ---
Balance at December 31, 2004....................         --                   --              --
Incurred guaranteed benefits....................          3                    9              12
Paid guaranteed benefits........................         --                   --              --
                                                        ---                  ---             ---
Balance at December 31, 2005....................          3                    9              12
Incurred guaranteed benefits....................         --                   22              22
Paid guaranteed benefits........................         (3)                  --              (3)
                                                        ---                  ---             ---
Balance at December 31, 2006....................        $--                  $31             $31
                                                        ===                  ===             ===




     MLI-USA had guaranteed death and annuitization benefit liabilities on its annuity contracts of $38 million and $28 million at December 31, 2006 and 2005, respectively. MLI-USA reinsures 100% of this liability with an affiliate and has a corresponding recoverable from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:


                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2006      2005
                                                                -------   -------
                                                                  (IN MILLIONS)


Mutual Fund Groupings
  Equity......................................................  $37,992   $30,480
  Bond........................................................    2,831     2,952
  Balanced....................................................    2,790     3,273
  Money Market................................................      949       791
  Specialty...................................................      460       684
                                                                -------   -------
     Total....................................................  $45,022   $38,180
                                                                =======   =======



9.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In addition to reinsuring mortality risk, as described above, the Company reinsures other mortality and non-mortality risks, and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     MICC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     Effective July 1, 2000, MetLife Connecticut reinsured 90% of its individual long-term care insurance business with Genworth Life Insurance Company ("GLIC," formerly known as General Electric Capital Assurance Company), and its subsidiary, in the form of indemnity reinsurance agreements. In accordance with the terms of the reinsurance agreement, GLIC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, no later than July 1, 2008. Effective June 30, 2005, MetLife Connecticut entered into an agreement with CIHC to effectively transfer the remaining results from the long-term care block of business from MetLife Connecticut to CIHC. Under the terms of this agreement, any gains remaining are payable to CIHC and any losses remaining are reimbursable from CIHC. MetLife Connecticut does, however, retain limited investment exposure related to the reinsured contracts. Citigroup unconditionally guarantees the performance of its subsidiary, CIHC.

     The Company reinsures the new production of fixed annuities and the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers. The Company reinsures its risk associated with the secondary death benefit guarantee rider on certain universal life contracts to an affiliate. See Note 19.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:


                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                         --------------------
                                                          2006    2005   2004
                                                         -----   -----   ----
                                                             (IN MILLIONS)


Direct premiums........................................  $ 599   $ 413    $13
Reinsurance assumed....................................     21      38     --
Reinsurance ceded......................................   (312)   (170)    (4)
                                                         -----   -----    ---
Net premiums...........................................  $ 308   $ 281    $ 9
                                                         =====   =====    ===
Reinsurance recoverables netted against policyholder
  benefits and claims..................................  $ 635   $ 560    $(1)
                                                         =====   =====    ===



     Reinsurance recoverables, included in premiums and other receivables, were $4.6 billion and $4.3 billion at December 31, 2006 and 2005, respectively, including $3.0 billion and $2.8 billion at December 31, 2006 and 2005, respectively, relating to reinsurance on the runoff of long-term care business and $1.3 billion and $1.4 billion at December 31, 2006 and 2005, respectively, relating to reinsurance on the runoff of workers compensation business. Reinsurance and ceded commissions payables, included in other liabilities were $99 million and $64 million at December 31, 2006 and 2005, respectively.

     For the year ended December 31, 2006, both reinsurance ceded and assumed include affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed include affiliated transactions

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


of $12 million and $38 million, respectively. For the year ended December 31, 2004, both reinsurance ceded and assumed include affiliated transactions of $1 million.

10.  LONG-TERM DEBT -- AFFILIATED

     Long-term debt outstanding is as follows:


                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2006   2005
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)


Surplus notes, interest rate 7.349%, due 2035.....................  $400   $400
Surplus notes, interest rate 5%, due upon request.................    25     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon request...    10     10
                                                                    ----   ----
  Total long-term debt -- affiliated..............................  $435   $435
                                                                    ====   ====



     Payments of interest and principal on these surplus notes, which are subordinate to all other debt, may be made only with the prior approval of the Delaware Insurance Commissioner.

     MetLife is the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2006 and 2005.

     MLIG is the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at both December 31, 2006 and 2005. These surplus notes may be redeemed, in whole or in part, at the election of the Company at any time, subject to the prior approval of the Delaware Insurance Commissioner.

     The aggregate maturities of long-term debt as of December 31, 2006 are $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness, included in other expenses, was $31 million, $25 million and $2 million for the years ended December 31, 2006, 2005 and 2004, respectively.

11.  INCOME TAX

     The provision for income tax from continuing operations is as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Current:
  Federal..............................................  $ 18   $ (3)  $(91)
  State................................................    --     (2)     4
                                                         ----   ----   ----
     Subtotal..........................................    18     (5)   (87)
                                                         ----   ----   ----
Deferred:
  Federal..............................................   212    162    100
  State................................................    (2)    (1)     4
                                                         ----   ----   ----
     Subtotal..........................................   210    161    104
                                                         ----   ----   ----
Provision for income tax...............................  $228   $156   $ 17
                                                         ====   ====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Tax provision at U.S. statutory rate...................  $288   $191    $15
Tax effect of:
  Tax-exempt investment income.........................   (62)   (27)    (3)
  Prior year tax.......................................    (9)    (9)    (1)
  Foreign operations, net of foreign income tax........    12     --     --
  State tax, net of federal benefit....................    --      2      6
  Other, net...........................................    (1)    (1)    --
                                                         ----   ----   ----
Provision for income tax...............................  $228   $156   $ 17
                                                         ====   ====   ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:


                                                                    DECEMBER 31,
                                                                 -----------------
                                                                   2006      2005
                                                                 -------   -------
                                                                   (IN MILLIONS)


Deferred income tax assets:
  Benefit, reinsurance and other reserves......................  $ 2,238   $ 2,346
  Net unrealized investment losses.............................      171       224
  Capital loss carryforwards...................................      155        92
  Investments..................................................       63        --
  Operating lease reserves.....................................       13        13
  Net operating loss carryforwards.............................       10        --
  Employee benefits............................................        3         3
  Litigation-related...........................................        1        --
  Other........................................................       20        25
                                                                 -------   -------
                                                                   2,674     2,703
  Less: Valuation allowance....................................        4        --
                                                                 -------   -------
                                                                   2,670     2,703
                                                                 -------   -------
Deferred income tax liabilities:
  DAC and VOBA.................................................   (1,663)   (1,558)
  Investments..................................................       --       (25)
                                                                 -------   -------
                                                                  (1,663)   (1,583)
                                                                 -------   -------
Net deferred income tax asset..................................  $ 1,007   $ 1,120
                                                                 =======   =======



     At December 31, 2006, the Company has a net deferred income tax asset. If the Company determines that any of its deferred income tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company's management concluded that it is "more likely than not" that the net deferred income tax assets will be realized.

     Domestic net operating loss carryforwards amount to $15 million at December 31, 2006 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $35 million at December 31, 2006 with an expiration period of infinity. Capital loss carryforwards amount to $443 million at December 31, 2006 and will expire beginning in 2010.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2006, the Company recorded a $4 million deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

     The Company will file a consolidated tax return with its includable life insurance subsidiaries. Non-includable subsidiaries file either a separate individual corporate tax return or a separate consolidated tax return. Under the Tax Allocation Agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Allocation Agreement.

12.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and yearly basis, the Company reviews relevant information with respect to liabilities for litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2006.

     Macomber, et al. v. Travelers Property Casualty Corp., et al. (Conn. Super. Ct., Hartford, filed April 7, 1999). An amended putative class action complaint was filed against MLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers Property Casualty Corporation, a former MLAC affiliate, purchased structured settlement annuities from MLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of MLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against MLAC: violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment, and civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. In March 2006, the Connecticut Supreme Court reversed the trial court's certification of a class. Plaintiff may seek to file another motion for class certification. Defendants have moved for summary judgment.

     A former registered representative of Tower Square Securities, Inc. ("Tower Square"), a broker-dealer subsidiary of MICC, is alleged to have defrauded individuals by diverting funds for his personal use. In June 2005, the SEC issued a formal order of investigation with respect to Tower Square and served Tower Square with a subpoena. The Securities and Business Investments Division of the Connecticut Department of Banking and NASD are also reviewing this matter. On April 18, 2006, the Connecticut Department of Banking issued a notice to Tower Square asking it to demonstrate its prior compliance with applicable Connecticut securities laws and regulations. In the context of the above, a number of NASD arbitration matters and litigation matters were commenced in 2005 and 2006 against Tower Square. It is reasonably possible that other actions will be brought regarding this matter. Tower Square intends to fully cooperate with the SEC, NASD and the Connecticut Department of Banking, as appropriate, with respect to the matters described above.

     Regulatory bodies have contacted the Company and have requested information relating to various regulatory issues regarding mutual funds and variable insurance products, including the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial position or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:


                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2006   2005
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)


Other Assets:
  Premium tax offset for future undiscounted assessments...........   $ 9    $ 9
  Premium tax offsets currently available for paid assessments.....     1      2
                                                                      ---    ---
                                                                      $10    $11
                                                                      ===    ===
Liability:
  Insolvency assessments...........................................   $19    $19
                                                                      ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2006, 2005 and 2004.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:


                                                               RENTAL   GROSS RENTAL
                                                               INCOME     PAYMENTS
                                                               ------   ------------
                                                                   (IN MILLIONS)


2007.........................................................    $ 1         $15
2008.........................................................    $ 1         $15
2009.........................................................    $ 1         $ 8
2010.........................................................    $ 1         $ 6
2011.........................................................    $--         $ 6


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $616 million and $715 million at December 31, 2006 and 2005, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $665 million and $339 million at December 31, 2006 and 2005, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. The amount of these unfunded commitments was $173 million at December 31, 2006. The Company did not have any unfunded commitments related to bank credit facilities at December 31, 2005.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER COMMITMENTS

     MICC is a member of the Federal Home Loan Bank of Boston ("FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston, which is included in equity securities on the Company's consolidated balance sheets. MICC has also entered into several funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgages, mortgage-backed securities, obligations of or guaranteed by the United States, state and municipal obligations and corporate debt, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The funding agreements and the related security agreement represented by this blanket lien provide that upon any event of default by MICC, the FHLB of Boston's recovery is limited to the amount of MICC's liability to the FHLB of Boston. The amount of the Company's liability for funding agreements with the FHLB of Boston was $926 million and $1.1 billion at December 31, 2006 and 2005, respectively, which is included in PABs.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII," formerly, Citicorp International Life Insurance Company, Ltd.), an affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII. This guarantee is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. The agreement was terminated as of December 31, 2004, but termination does not affect policies previously guaranteed. Life insurance coverage in-force under this guarantee was $444 million and $447 million at December 31, 2006 and 2005, respectively. The Company does not hold any collateral related to this guarantee.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations requiring payment of principal due in exchange for the referenced credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $54 million at December 31, 2006. The credit default swaps expire at various times during the next two years.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

13.  EMPLOYEE BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by Metropolitan Life. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees ("Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the Acquisition Date. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year. Pension expense of $8 million related to the Metropolitan Life plans was allocated to the Company for the year ended December 31, 2006. There were no expenses allocated to the Company for the six months ended December 31, 2005.

14.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding as of December 31, 2006. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MLIG. The par value of the common stock presented in the statement of stockholders' equity prior to the Acquisition Date has been adjusted to reflect the par value of MetLife Connecticut's shares issued to MLIG in exchange for MLI-USA's outstanding common stock. See Note 3.

  DIVIDEND RESTRICTIONS

     The table below sets forth the dividends permitted to be paid to MetLife without insurance regulatory approval and actual dividends paid to MetLife:


                                                                                         2007
                                                                                    -------------
                                                  2005              2006
                                                -------   -----------------------
                                                                    PERMITTED W/O   PERMITTED W/O
COMPANY                                         PAID(1)   PAID(1)    APPROVAL (2)    APPROVAL(3)
-------                                         -------   -------   -------------   -------------
                                                                  (IN MILLIONS)


MetLife Insurance Company of Connecticut......    $--       $917(4)      $--             $690



--------

   (1) Includes amounts paid including those requiring regulatory approval.

   (2) Reflects dividend amounts paid during the relevant year without prior regulatory approval.

   (3) Reflects dividend amounts that may be paid during 2007 without prior regulatory approval. If paid before a specified date during 2007, some or all of such dividend amounts may require regulatory approval.

   (4) Includes a return of capital of $259 million.

     Under Connecticut State Insurance Law, MetLife Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Connecticut will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Acquisition on July 1, 2005, under Connecticut State Insurance Law, all dividend payments by MetLife Connecticut through June 30, 2007 require prior approval of the Connecticut Commissioner.

  DIVIDEND RESTRICTIONS OF SUBSIDIARIES

     MLAC is regulated under Connecticut State Insurance Law as described above. As a result of the acquisition on July 1, 2005, under Connecticut State Insurance Law all dividend payments by MLAC through June 30, 2007 to the Company require prior approval of the Connecticut Commissioner. MLAC did not pay any dividends in 2006.Since MLAC's statutory unassigned funds surplus is negative, MLAC cannot pay any dividends without prior approval of the Commissioner.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MetLife Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance ("Delaware Commissioner") and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the year ended December 31, 2006. Since MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner.

CAPITAL CONTRIBUTIONS

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in Note 8.

     See also Note 3 for information related to the change in the reporting entity.

     MLI-USA received a cash contribution of $300 million from MLIG during the year ended December 31, 2004.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company and its insurance subsidiaries each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Insurance Department have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies in Connecticut and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MetLife Connecticut and each of its insurance subsidiaries.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company is the net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to purchase accounting adjustments made as a result of the Acquisition.

     Statutory net income of MetLife Connecticut, a Connecticut domiciled insurer, was $749 million, $1.0 billion and $975 million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.1 billion and $4.0 billion at December 31, 2006 and 2005, respectively.

     Statutory net income (loss) of MLAC, a Connecticut domiciled insurer, was $107 million, ($97) million and ($211) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $740 million and $765 million at December 31, 2006 and 2005, respectively.

     Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was ($116) million, ($227) million and ($201) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $575 million and $555 million at December 31, 2006 and 2005, respectively.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2006, 2005 and 2004, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:


                                                               YEARS ENDED DECEMBER
                                                                        31,
                                                              ----------------------
                                                               2006     2005    2004
                                                              -----   -------   ----
                                                                   (IN MILLIONS)


Holding gains (losses) on investments arising during the
  year......................................................  $(434)  $(1,148)  $(37)
Income tax effect of holding gains (losses).................    147       402     14
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
     income.................................................    487       295      2
  Amortization of premiums and accretion of discounts
     associated with investments............................     60        96     21
  Income tax effect.........................................   (186)     (137)    (8)
Allocation of holding losses on investments relating to
  other policyholder amounts................................     42        71     10
Income tax effect of allocation of holding losses to other
  policyholder amounts......................................    (14)      (25)    (4)
                                                              -----   -------   ----
Net unrealized investment gains (losses)....................    102      (446)    (2)
                                                              -----   -------   ----
Foreign currency translation adjustment.....................     (2)        2     --
                                                              -----   -------   ----
     Other comprehensive income (loss)......................  $ 100   $  (444)  $ (2)
                                                              =====   =======   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

15.  OTHER EXPENSES

     Information on other expenses is as follows:


                                                             YEARS ENDED DECEMBER 31,
                                                          ------------------------------
                                                           2006         2005        2004
                                                          ------   -------------   -----
                                                                   (IN MILLIONS)


Compensation............................................  $  211       $ 100       $  --
Commissions.............................................     712         931         237
Interest and debt issue costs...........................      31          25           2
Amortization of DAC and VOBA............................     488         288         115
Capitalization of DAC...................................    (721)       (886)       (281)
Rent, net of sublease income............................      11           7          --
Minority interest.......................................      26           1          --
Insurance tax...........................................      42          10           3
Other...................................................     373         202         103
                                                          ------       -----       -----
  Total other expenses..................................  $1,173       $ 678       $ 179
                                                          ======       =====       =====



16.  BUSINESS SEGMENT INFORMATION

     Prior to the acquisition of MetLife Connecticut by MetLife, MLI-USA operated as a single segment. On the Acquisition Date, MetLife reorganized the Company's operations into two operating segments, Individual and Institutional, as well as Corporate & Other, so as to more closely align the acquired business with the manner in which MetLife manages its existing businesses. Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage its capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2006 and 2005.


                                                                              CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2006               INDIVIDUAL  INSTITUTIONAL     OTHER       TOTAL
------------------------------------               ----------  -------------  -----------  --------
                                                                     (IN MILLIONS)


STATEMENT OF INCOME:
Premiums.........................................    $   218      $    65       $    25    $    308
Universal life and investment-type product policy
  fees...........................................      1,244           24            --       1,268
Net investment income............................        985        1,449           405       2,839
Other revenues...................................        195           15             2         212
Net investment gains (losses)....................       (194)        (282)          (45)       (521)
Policyholder benefits and claims.................        315          450            27         792
Interest credited to policyholder account
  balances.......................................        669          647            --       1,316
Other expenses...................................      1,045           16           112       1,173
                                                     -------      -------       -------    --------
Income before provision for income tax...........        419          158           248         825
Provision for income tax.........................        145           55            28         228
                                                     -------      -------       -------    --------
Net income.......................................    $   274      $   103       $   220    $    597
                                                     =======      =======       =======    ========
BALANCE SHEET:
Total assets.....................................    $76,897      $35,982       $11,208    $124,087
DAC and VOBA.....................................    $ 4,946      $   165       $    --    $  5,111
Goodwill.........................................    $   234      $   312       $   407    $    953
Separate account assets..........................    $47,566      $ 2,501       $    --    $ 50,067
Policyholder liabilities.........................    $24,429      $27,391       $ 4,446    $ 56,266
Separate account liabilities.....................    $47,566      $ 2,501       $    --    $ 50,067

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                              CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2005(1)            INDIVIDUAL  INSTITUTIONAL     OTHER       TOTAL
---------------------------------------            ----------  -------------  -----------  --------
                                                                     (IN MILLIONS)


STATEMENT OF INCOME:
Premiums.........................................    $   152      $   116       $    13    $    281
Universal life and investment-type product policy
  fees...........................................        845           17            --         862
Net investment income............................        530          712           196       1,438
Other revenues...................................        121           10             1         132
Net investment gains (losses)....................       (113)         (87)            2        (198)
Policyholder benefits and claims.................        224          324            22         570
Interest credited to policyholder account
  balances.......................................        417          303            --         720
Other expenses...................................        640           30             8         678
                                                     -------      -------       -------    --------
Income before provision for income tax...........        254          111           182         547
Provision for income tax.........................         53           38            65         156
                                                     -------      -------       -------    --------
Net income.......................................    $   201      $    73       $   117    $    391
                                                     =======      =======       =======    ========
BALANCE SHEET:
Total assets.....................................    $71,385      $38,072       $11,791    $121,248
DAC and VOBA.....................................    $ 4,753      $   161       $    --    $  4,914
Goodwill.........................................    $   227      $   305       $   392    $    924
Separate account assets..........................    $41,347      $ 3,177       $    --    $ 44,524
Policyholder liabilities.........................    $24,855      $28,340       $ 4,282    $ 57,477
Separate account liabilities.....................    $41,347      $ 3,177       $    --    $ 44,524


--------

(1) Includes six months of results for MetLife Connecticut and its subsidiaries and twelve months of results for MLI-USA.

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2006, 2005 and 2004. Substantially all of the Company's revenues originated in the United States.

17.  DISCONTINUED OPERATIONS

  REAL ESTATE

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     In the Institutional segment, the Company had $1 million of investment income and $1 million of investment expense related to discontinued operations resulting in no change to net investment income for the year ended December 31, 2006. The Company had no investment income or expense related to discontinued operations for the years ended December 31, 2005 and 2004.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The carrying value of real estate related to discontinued operations was $7 million and $5 million at December 31, 2006 and 2005, respectively.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:


                                                         NOTIONAL   CARRYING    ESTIMATED
                                                         AMOUNT       VALUE    FAIR VALUE
DECEMBER 31, 2006                                        --------   --------   ----------
                                                                   (IN MILLIONS)


Assets:
  Fixed maturity securities............................              $47,846     $47,846
  Equity securities....................................              $   795     $   795
  Mortgage and consumer loans..........................              $ 3,595     $ 3,547
  Policy loans.........................................              $   918     $   918
  Short-term investments...............................              $   777     $   777
  Cash and cash equivalents............................              $   649     $   649
  Accrued investment income............................              $   597     $   597
  Mortgage loan commitments............................    $665      $    --     $     1
  Commitments to fund bank credit facilities...........    $173      $    --     $    --
Liabilities:
  Policyholder account balances........................              $29,780     $28,028
  Long-term debt -- affiliated.........................              $   435     $   425
  Payables for collateral under securities loaned and
     other transactions................................              $ 9,155     $ 9,155




                                                         NOTIONAL   CARRYING    ESTIMATED
                                                         AMOUNT       VALUE    FAIR VALUE
DECEMBER 31, 2005                                        --------   --------   ----------
                                                                   (IN MILLIONS)


Assets:
  Fixed maturity securities............................              $52,589     $52,589
  Trading Securities...................................              $   452     $   452
  Equity securities....................................              $   421     $   421
  Mortgage and consumer loans..........................              $ 2,543     $ 2,553
  Policy loans.........................................              $   916     $   916
  Short-term investments...............................              $ 1,769     $ 1,769
  Cash and cash equivalents............................              $   571     $   571
  Accrued investment income............................              $   602     $   602
  Mortgage loan commitments............................    $339      $    --     $    (2)
Liabilities:
  Policyholder account balances........................              $32,877     $31,621
  Long-term debt -- affiliated.........................              $   435     $   443
  Payables for collateral under securities loaned and
     other transactions................................              $ 9,737     $ 9,737

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES, TRADING SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.


  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of PABs which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of PABs without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 5 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with Metropolitan Life who provides administrative, accounting, legal and similar services to the Company. Metropolitan Life charged the Company $167 million, $15 million and $14 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $154 million, $49 million and $43 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company has entered into various agreements with other affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $190 million, $48 million and $52 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     In 2005, MLI-USA entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on MLI-USA's behalf, fixed rate insurance products through authorized retailers. MLI-USA agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged MLI-USA $65 million, included in other expenses, for the year ended December 31, 2006. MLI-USA did not incur any such expenses for the years ended December 31, 2005 and 2004.

     The Company had payables from affiliates of $9 million and $3 million at December 31, 2006 and 2005, respectively, excluding affiliated reinsurance balances discussed below.

  INVESTMENT TRANSACTIONS

     As of December 31, 2006 and 2005, the Company held $581 million and $346 million, respectively, of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:


                                                                   YEARS ENDED
                                                                  DECEMBER 31,
                                                               ------------------
                                                               2006   2005   2004
                                                               ----   ----   ----
                                                                  (IN MILLIONS)


Fair market value of assets transferred to affiliates........  $164   $ 79   $320
Amortized cost of assets transferred to affiliates...........  $164   $ 78   $324
Net investment gains (losses) recognized on transfers........  $ --   $  1   $ (4)
Fair market value of assets transferred from affiliates......  $ 89   $830   $ --

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  REINSURANCE TRANSACTIONS

     As of December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policyholder benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million. A receivable at December 31, 2006 was held by the Company of $1.2 billion, related to premiums and other consideration which is expected to be paid by Texas Life during the first quarter of 2007.

     The Company also has reinsurance agreements with MetLife and certain of its subsidiaries, including Metropolitan Life, Reinsurance Group of America, Incorporated, MetLife Reinsurance Company of South Carolina, Exeter Reassurance Company, Ltd., General American Life Insurance Company ("GALIC"), and Mitsui Sumitomo MetLife Insurance Co., Ltd. As of December 31, 2006, the Company had reinsurance related assets and liabilities from these agreements totaling $2.8 billion and $1.2 billion, respectively. Prior-year comparable assets and liabilities were $2.5 billion and $1.2 billion, respectively.

     Effective January 1, 2005, MLI-USA entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement GALIC transferred $797 million of liabilities and $411 million in assets to MLI-USA related to the policies in-force as of December 31, 2004. MLI-USA also paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

     The following tables reflect related party reinsurance information:


                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                         2006    2005   2004
                                                         ----   -----   ----
                                                            (IN MILLIONS)


Assumed premiums.......................................  $ 21   $  37    $--
Assumed fees, included in universal life and
  investment-type product policy fees..................    65     194     --
Assumed fees, included in net investment gains
  (losses).............................................    --       6     --
Assumed benefits, included in policyholder benefits and
  claims...............................................    11      32     --
Assumed benefits, included in interest credited to
  policyholder account balances........................    49      42     --
Assumed fees, included in other expenses...............    39     543     --
Assumed deferred acquisition costs, included in other
  expenses.............................................    19    (432)    --
                                                         ----   -----    ---
  Total assumed........................................  $204   $ 422    $--
                                                         ====   =====    ===
Ceded premiums.........................................  $ 21   $  12    $ 1
Ceded fees, included in universal life and investment-
  type product policy fees.............................   130      93     37
Ceded fees, included in other revenues.................    68      55     12
Ceded benefits, included in policyholder benefits and
  claims...............................................    86      92     19
Ceded fees, included in other expenses.................    64      97     --
Ceded deferred acquisition costs, included in other
  expenses.............................................    13      85     --
Ceded derivative gains (loss), included in net
  investment gains (losses)............................   (31)      5     --
                                                         ----   -----    ---
  Total ceded..........................................  $351   $ 439    $69
                                                         ====   =====    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2006     2005
                                                                  ------   ------
                                                                   (IN MILLIONS)


Reinsurance recoverables, included in premiums and other
  receivables...................................................  $2,359   $2,079
Reinsurance recoverables, included in other assets..............  $   89   $   88
Assumed (ceded) deferred acquisition costs, included in DAC.....  $  306   $  342
Assumed liabilities, included in other liabilities..............  $    8   $   24
Ceded balances payable, included in other liabilities...........  $   55   $  140
Derivative liabilities, included in policyholder account
  balances......................................................  $  (57)  $  (23)
Assumed liabilities, included in future policy benefits.........  $   26   $   23
Assumed liabilities, included in other policyholder funds.......  $1,182   $1,001


20.  SUBSEQUENT EVENT

     On March 27, 2007, the Company entered into a secured demand note with MetLife Securities, Inc. ("MSI") under which the Company agreed to fund MSI with up to $60 million of cash upon MSI's request. In connection with this agreement, the Company transferred securities with a fair value of $71 million to an MSI custody account to secure the note.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2006

                                  (IN MILLIONS)


                                                                                    AMOUNT AT
                                                     COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST(1)   FAIR VALUE    BALANCE SHEET
                                                -----------------   ----------   --------------


TYPE OF INVESTMENTS
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........       $ 5,455          $ 5,336        $ 5,336
     State and political subdivision
       securities.............................         1,062            1,030          1,030
     Foreign government securities............           533              573            573
     Public utilities.........................         2,274            2,233          2,233
     All other corporate bonds................        19,390           19,057         19,057
  Mortgage-backed and other asset-backed
     securities...............................        18,462           18,400         18,400
  Redeemable preferred stock..................         1,230            1,217          1,217
                                                     -------          -------        -------
     Total fixed maturity securities..........        48,406           47,846         47,846
                                                     -------          -------        -------
Equity Securities:
  Common stock:
     Banks, trust and insurance companies.....             1                1              1
     Industrial, miscellaneous and all other..           105              110            110
  Non-redeemable preferred stock..............           671              684            684
                                                     -------          -------        -------
     Total equity securities..................           777              795            795
                                                     -------          -------        -------
Mortgage and consumer loans...................         3,595                           3,595
Policy loans..................................           918                             918
Real estate and real estate joint ventures....           180                             180
Other limited partnership interests...........         1,082                           1,082
Short-term investments........................           777                             777
Other invested assets.........................         1,241                           1,241
                                                     -------                         -------
     Total investments........................       $56,976                         $56,434
                                                     =======                         =======



--------

   (1) Cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE II

                  CONDENSED FINANCIAL INFORMATION OF REGISTRANT
                           DECEMBER 31, 2006 AND 2005

                                  (IN MILLIONS)


                                                                  2006      2005
                                                                -------   -------


CONDENSED BALANCE SHEETS
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $38,293 and $42,526,
     respectively)............................................  $37,794   $41,947
  Equity securities available-for-sale, at estimated fair
     value (cost: $703 and $418, respectively)................      719       415
  Mortgage and consumer loans.................................    2,822     1,837
  Policy loans................................................      825       843
  Real estate and real estate joint ventures held-for-
     investment...............................................      143        71
  Real estate held-for-sale...................................        7        --
  Other limited partnership interests.........................      884     1,106
  Short-term investments......................................      186     1,219
  Investment in subsidiaries..................................    3,499     3,187
  Other invested assets.......................................      893       698
                                                                -------   -------
     Total investments........................................   47,772    51,323
Cash and cash equivalents.....................................      291       331
Accrued investment income.....................................      473       474
Premiums and other receivables................................    6,128     4,706
Deferred policy acquisition costs and value of business
  acquired....................................................    1,849     1,924
Current income tax recoverable................................       --        56
Deferred income tax assets....................................    1,281     1,113
Goodwill......................................................      646       612
Other assets..................................................      129       102
Separate account assets.......................................   19,205    19,058
                                                                -------   -------
     Total assets.............................................  $77,774   $79,699
                                                                =======   =======

LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
  Future policy benefits......................................  $17,613   $16,337
  Policyholder account balances...............................   24,764    27,298
  Other policyholder funds....................................      213       219
  Current income taxes payable................................       46        --
  Payables for collateral under securities loaned and other
     transactions.............................................    8,152     8,620
  Other liabilities...........................................      366       734
  Separate account liabilities................................   19,205    19,058
                                                                -------   -------
     Total liabilities........................................   70,359    72,266
                                                                -------   -------
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2006 and 2005..................................       86        86
Additional paid-in capital....................................    7,123     7,180
Retained earnings.............................................      520       581
Accumulated other comprehensive income (loss).................     (314)     (414)
                                                                -------   -------
     Total stockholders' equity...............................    7,415     7,433
                                                                -------   -------
     Total liabilities and stockholders' equity...............  $77,774   $79,699
                                                                =======   =======




           See accompanying notes to condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
                 FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                  (IN MILLIONS)


                                                               YEARS ENDED DECEMBER
                                                                        31,
                                                               --------------------
                                                                2006          2005
                                                               ------        ------


CONDENSED STATEMENTS OF INCOME
REVENUES
Premiums.....................................................  $  176        $  206
Universal life and investment-type product policy fees.......     381           185
Net investment income........................................   2,167         1,044
Equity in earnings of subsidiaries...........................     277           225
Other revenues...............................................      42            32
Net investment gains (losses)................................    (397)         (159)
                                                               ------        ------
  Total revenues.............................................   2,646         1,533
                                                               ------        ------
EXPENSES
Policyholder benefits and claims.............................     599           433
Interest credited to policyholder account balances...........     926           429
Other expenses...............................................     388           195
                                                               ------        ------
  Total expenses.............................................   1,913         1,057
                                                               ------        ------
Income before provision for income tax.......................     733           476
Provision for income tax.....................................     136            85
                                                               ------        ------
Net income...................................................  $  597        $  391
                                                               ======        ======




           See accompanying notes to condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
                 FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                  (IN MILLIONS)


                                                               YEARS ENDED DECEMBER
                                                                       31,
                                                             -----------------------
                                                               2006           2005
                                                             --------       --------


CONDENSED STATEMENT OF CASH FLOWS
Net cash provided by operating activities..................  $    899       $  2,000
                                                             --------       --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities.............................    22,406         18,453
     Equity securities.....................................       218            181
     Mortgage and consumer loans...........................       878            687
     Real estate and real estate joint ventures............       127             44
     Other limited partnership interests...................       537            152
  Purchases of:
     Fixed maturity securities.............................   (19,021)       (26,517)
     Equity securities.....................................       (62)            --
     Mortgage and consumer loans...........................    (1,870)          (460)
     Real estate and real estate joint ventures............       (53)            --
     Other limited partnership interests...................      (295)          (233)
  Net change in policy loans...............................        18              5
  Net change in short-term investments.....................     1,033            633
  Net change in other invested assets......................      (129)          (728)
  Other, net...............................................        (1)            17
                                                             --------       --------
Net cash provided by (used in) investing activities........  $  3,786       $ (7,766)
                                                             --------       --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..............................................  $  1,633       $  7,075
     Withdrawals...........................................    (4,936)        (8,682)
  Net change in payables for collateral under securities
     loaned and other transactions.........................      (468)         7,458
  Dividends on common stock................................      (917)            --
  Other, net...............................................       (37)           (61)
                                                             --------       --------
Net cash (used in) provided by financing activities........    (4,725)         5,790
                                                             --------       --------
Change in cash and cash equivalents........................       (40)            24
Cash and cash equivalents, beginning of period.............       331            307
                                                             --------       --------
CASH AND CASH EQUIVALENTS, END OF PERIOD...................  $    291       $    331
                                                             ========       ========
Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Income tax............................................  $     88       $     51
                                                             ========       ========
  Non-cash transactions during the period:
     Contribution of other intangible assets, net of income
       tax.................................................  $    162       $     --
     Contribution of goodwill from MetLife, Inc. ..........  $     32       $     --
                                                             ========       ========


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE II

             NOTES TO CONDENSED FINANCIAL INFORMATION OF REGISTRANT

1.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company), a Connecticut corporation incorporated in 1863 ("MetLife Connecticut"), and its subsidiaries, including MetLife Life and Annuity Company of Connecticut ("MLAC," formerly The Travelers Life and Annuity Company) and MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On July 1, 2005 (the "Acquisition Date"), MetLife Connecticut became a wholly-owned subsidiary of MetLife. MetLife Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 of the consolidated financial statements for further information on the Acquisition.

     On October 11, 2006, MetLife Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a Transfer Agreement ("Transfer Agreement"), pursuant to which MetLife Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the issued and outstanding shares of MetLife Connecticut. MetLife Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     The transfer of MLI-USA to MetLife Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Connecticut. Accordingly, financial information of the registrant has been provided for periods subsequent to the Acquisition Date only.

  BASIS OF PRESENTATION

     The condensed financial information of MetLife Connecticut should be read in conjunction with the Consolidated Financial Statements of MICC and the notes thereto (the "Consolidated Financial Statements"). These condensed nonconsolidated financial statements reflect the results of operations, financial condition and cash flows for MetLife Connecticut. Investments in subsidiaries are accounted for using the equity method of accounting prescribed by Accounting Principles Board ("APB") Opinion No. 18, The Equity Method of Accounting for Investments in Common Stock. The condensed statement of income and statement of cash flows for the year ended December 31, 2005 included herein reflect the full year of operating results for MLI-USA in equity in earnings of subsidiaries.

     MetLife Connecticut's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") except as stated above which requires management to make certain estimates and assumptions. The most important of these estimates and assumptions relate to fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed financial statements and accompanying notes. Actual results could differ materially from these estimates.

     For information on the following, refer to the indicated Notes to the Consolidated Financial Statements of MICC:

     - Business, Basis of Presentation and Summary of Significant Accounting Policies (Note 1)

     - Acquisition of MetLife Insurance Company of Connecticut by MetLife, Inc. from Citigroup Inc. (Note 2)

     - Contingencies, Commitments and Guarantees (Note 12)

     - Equity (Note 14)

2.  SUPPORT AGREEMENT

     MetLife Connecticut entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Europe Limited, an Irish company ("MetLife Europe"), in connection with MetLife Europe's formation. Under the agreement, MetLife Connecticut has agreed, without limitation as to amount, to cause MetLife Europe to have a minimum capital and surplus of the greater of EUR 14 million or an amount sufficient to provide solvency cover equal to 200% of the minimum solvency cover required by applicable law and regulation, as interpreted by the Irish Financial Services Regulatory Authority or any successor body, during MetLife Europe's first three years of operation and 150% thereafter, and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2006, the capital and surplus of MetLife Europe was in excess of the minimum capital and surplus amount referenced above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                     AS OF DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                                              DAC       FUTURE POLICY     POLICYHOLDER
                                              AND    BENEFITS AND OTHER      ACCOUNT      UNEARNED
SEGMENT                                      VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE(1)
-------                                     ------   ------------------   ------------   ----------


2006
Individual................................  $4,946         $ 3,769           $20,660        $260
Institutional.............................     165          12,895            14,496           3
Corporate & Other.........................      --           4,503               (57)         --
                                            ------         -------           -------        ----
                                            $5,111         $21,167           $35,099        $263
                                            ======         =======           =======        ====
2005
Individual................................  $4,753         $ 3,452           $21,403        $141
Institutional.............................     161          11,880            16,460           1
Corporate & Other.........................      --           4,305               (23)         --
                                            ------         -------           -------        ----
                                            $4,914         $19,637           $37,840        $142
                                            ======         =======           =======        ====
2004(2)...................................  $  678         $   149           $ 4,591        $  6
                                            ======         =======           =======        ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

   (2) Prior to the Acquisition of MetLife Connecticut by MetLife, MLI-USA operated as a single segment.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                               PREMIUM                 POLICYHOLDER   AMORTIZATION OF
                               REVENUE        NET      BENEFITS AND     DAC AND VOBA       OTHER          PREMIUMS
                             AND POLICY   INVESTMENT     INTEREST        CHARGED TO      OPERATING         WRITTEN
SEGMENT                        CHARGES      INCOME       CREDITED      OTHER EXPENSES   EXPENSES(1)   (EXCLUDING LIFE)
-------                      ----------   ----------   ------------   ---------------   -----------   ----------------


2006
Individual.................    $1,462       $  985        $  984            $481            $564             $--
Institutional..............        89        1,449         1,097               6              10               9
Corporate & Other..........        25          405            27               1             111              25
                               ------       ------        ------            ----            ----             ---
                               $1,576       $2,839        $2,108            $488            $685             $34
                               ======       ======        ======            ====            ====             ===
2005(2)
Individual.................    $  997       $  530        $  641            $287            $353             $--
Institutional..............       133          712           627               1              29               9
Corporate & Other..........        13          196            22              --               8              13
                               ------       ------        ------            ----            ----             ---
                               $1,143       $1,438        $1,290            $288            $390             $22
                               ======       ======        ======            ====            ====             ===
2004(3)....................    $  168       $  207        $  171            $115            $ 64             $--
                               ======       ======        ======            ====            ====             ===



--------

   (1) Includes other expenses excluding amortization of deferred acquisition costs and value of business acquired charged to other expenses.

   (2) Includes six months of results for MetLife Connecticut and twelve months of results for MLI-USA.

   (3) Prior to the acquisition of MetLife Connecticut by MetLife, MLI-USA operated as a single segment.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                                                                                 % AMOUNT
                                                                                  ASSUMED
                                GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                ------------   --------   -------   ----------   --------


2006
Life insurance in force.......    $153,390     $119,281   $14,374     $48,483      29.6%
                                  ========     ========   =======     =======
Insurance premium
Life insurance................    $    323     $     72   $    21     $   272       7.7%
Accident and health...........         276          240        --          36        --%
                                  --------     --------   -------     -------
  Total insurance premium.....    $    599     $    312   $    21     $   308       6.8%
                                  ========     ========   =======     =======





                                                                                % AMOUNT
                                                                                 ASSUMED
                                GROSS AMOUNT    CEDED    ASSUMED   NET AMOUNT    TO NET
                                ------------   -------   -------   ----------   --------


2005
Life insurance in force.......    $126,362     $93,686   $16,921     $49,597      34.1%
                                  ========     =======   =======     =======
Insurance premium
Life insurance................    $    269     $    45   $    38     $   262      14.5%
Accident and health...........         144         125        --          19        --%
                                  --------     -------   -------     -------
  Total insurance premium.....    $    413     $   170   $    38     $   281      13.5%
                                  ========     =======   =======     =======





                                                                                % AMOUNT
                                                                                 ASSUMED
                                 GROSS AMOUNT    CEDED   ASSUMED   NET AMOUNT    TO NET
                                 ------------   ------   -------   ----------   --------


2004
Life insurance in force........     $4,310      $2,759     $--       $1,551        --%
                                    ======      ======     ===       ======
Insurance premium
Life insurance.................     $   13      $    4     $--       $    9        --%
                                    ------      ------     ---       ------
  Total insurance premium......     $   13      $    4     $--       $    9        --%
                                    ======      ======     ===       ======



     For the year ended December 31, 2006, both reinsurance ceded and assumed include affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed include affiliated transactions of $12 million and $38 million, respectively. For the year ended December 31, 2004, both reinsurance ceded and assumed include affiliated transactions of $1 million.

                                    VINTAGE 3


                              PORTFOLIO ARCHITECT 3


                              PORTFOLIO ARCHITECT L


                                    VINTAGE L


                           PIONEER ANNUISTAR(SM) FLEX



                       STATEMENT OF ADDITIONAL INFORMATION



           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES



                      INDIVIDUAL VARIABLE ANNUITY CONTRACT


                                    ISSUED BY




                    METLIFE INSURANCE COMPANY OF CONNECTICUT


                                  ONE CITYPLACE


                        HARTFORD, CONNECTICUT 06103-3415



MIC-BOOK-04-08-81-82-83                                           APRIL 30, 2007

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:



     (1)  Statement of Assets and Liabilities as of December 31, 2006



     (2)  Statement of Operations for the year ended December 31, 2006



     (3) Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005


     (4)  Notes to Financial Statements


The consolidated financial statements and schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm thereto are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:



     (1)  Consolidated Balance Sheets as of December 31, 2006 and 2005



     (2) Consolidated Statements of Income for the years ended December 31, 2006, 2005 and 2004



     (3) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2006, 2005 and 2004.



     (4) Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004


     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  Exhibits



 EXHIBIT
 NUMBER    DESCRIPTION
 -------   -----------


1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-82009, filed June 30, 1999.)
2.         Not Applicable.
3(a).      Distribution and Principal Underwriting Agreement among the
           Registrant, The Travelers Insurance Company and Travelers
           Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on
           Form N-4, File No. 333-58783 filed February 26, 2001.)
3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund
           ABD for Variable Annuities to the Registration Statement on Form N-4,
           File No. 033-65343 filed April 6, 2006.)
3(c)       Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC).
           (Incorporated herein by reference to Exhibit 3(c) to Post-Effective
           Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343/811-07465 filed April 4, 2007.)
3(d) Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 16 to
           MetLife of CT Fund ABD for Variable Annuities to the Registration
           Statement on Form N-4, File No. 033-65343/811-07465 filed April 4,
           2007.)
4(a).      Variable Annuity Contract.  (Incorporated herein by reference to
           Exhibit 4 to the Registration Statement on Form N-4, File No. 333-
           82009, filed on September 29, 1999.)
4(b).      Variable Annuity Contract. (Incorporated herein by reference to
           Exhibit 4(b) to the Registration Statement on Form N-4, File No. 333-
           65926, filed on June 11, 2003.)
4(c).      Death Benefit Endorsement A. (Incorporated herein by reference to
           Exhibit 4(c) to the Registration Statement on Form N-4, File No. 333-
           65926, filed on June 11, 2003.)

 EXHIBIT
 NUMBER    DESCRIPTION
 -------   -----------

4(d).      Death Benefit Endorsement B. (Incorporated herein by reference to
           Exhibit 4(d) to the Registration Statement on Form N-4, File No. 333-
           65926, filed on June 11, 2003.)
4(e). Deferred Annual Step-Up Death Benefit Endorsement. (Incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)
4(f). Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4(f) to the Registration Statement on Form N-4,
           File No. 333-65926, filed on June 11, 2003.)
4(f)(1). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the
           Registration Statement on Form N-4, file No. 333-101778, filed
           November 19, 2004.)
4(g).      Spousal Continuation Rider. (Incorporated herein by reference to
           Exhibit 4(g) to the Registration Statement on Form N-4, File No. 333-
           65926, filed on June 11, 2003.)
4(h). Beneficiary Rider. (Incorporated herein by reference to Exhibit 4(h) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)
4(i). Planned Death Benefit Settlement Options Rider. (Incorporated herein by reference to Exhibit 4(i) to the Registration Statement on Form N-
           4, File No. 333-65926, filed on June 11, 2003.).
4(j).      Inherited Contract Rider. (Incorporated herein by reference to
           Exhibit 4(j) to the Registration Statement on Form N-4, File No. 333-
           65926, filed on June 11, 2003.)
4(k). Fixed Account Interest Rate Endorsement. (Incorporated herein by reference to Exhibit 4(k) to the Registration Statement on Form N-4,
           File No. 333-65926, filed on June 11, 2003.).
4(l). Enhanced Stepped-Up Provision Rider 15 -- Vintage L. (Incorporated herein by reference to Exhibit 4(l) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.).
4(m).      Enhanced Stepped-Up Provision Rider 20 -- Portfolio Architect L,
           Pioneer L. (Incorporated herein by reference to Exhibit 4(m) to the Registration Statement on Form N-4, File No. 333-65926, filed on June
           11, 2003.)
4(n). Guaranteed Minimum Withdrawal Rider For Life. (Incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-65926, filed on
           December 23, 2005.)
4(o). Company Name Change Endorsement The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit
           4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
           Variable Annuities to the Registration Statement on Form N-4, File
           No. 033-65343 filed April 6, 2006.)
4(p).      Roth 401 Endorsement. (Incorporated herein by reference to Exhibit
           4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
           Variable Annuities to the Registration Statement on Form N-4, File
           No. 033-65343 filed April 6, 2006.
4(q).      Roth 403(b) Endorsement.  (Incorporated herein by reference to
           Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers Fund
           ABD for Variable Annuities to the Registration Statement on Form N-4,
           File No. 033-65343 filed April 6, 2006.
5(a).      Application. (Incorporated herein by reference to Exhibit 5 to Post-
           Effective Amendment No. 5 to the Registration Statement on Form N-4,
           File No. 333-82009 filed on June 11, 2003.)
5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The
           Travelers Fund ABD for Variable Annuities to the Registration
           Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)
6(a).      Charter of The Travelers Insurance Company, as amended on October 19,
           1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed
           November 13, 1998.)
6(b).      By-Laws of The Travelers Insurance Company, as amended on October 20,
           1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40193, filed
           November 13, 1998.)

 EXHIBIT
 NUMBER    DESCRIPTION
 -------   -----------

6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No.
           14 to The Travelers Fund ABD for Variable Annuities Registration
           Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)
7.         Specimen Reinsurance Agreement. (Incorporated herein by reference to
           Exhibit 7 to Post-Effective Amendment No. 2 to the Registration
           Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)
8(a). Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration
           Statement on Form N-4, File No. 333-101778, filed April 21, 2005).
8(b).      Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
           Advisers, LLC, Metropolitan Life Insurance Company, The Travelers
           Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 14 to The Travelers Fund
           ABD for Variable Annuities Registration Statement on Form N-4, File
           No. 033-65343 filed April 6, 2006.)
8(c).      Participation Agreement Among Met Investors Series Trust, Met
           Investors Advisory, LLC, MetLife Investors Distribution Company, The
           Travelers Insurance Company and The Travelers Life and Annuity
           Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The
           Travelers Fund ABD for Variable Annuities Registration Statement on
           Form N-4, File No. 033-65343 filed April 6, 2006.)
9(a).      Opinion of Counsel as to the legality of securities being registered.
           (Incorporated herein by reference to Exhibit 9 to the Registration
           Statement on Form N-4, File No. 333-82009, filed June 30, 1999.)
9(b).      Opinion of Counsel as to the legality of securities being registered.
           (Incorporated herein by reference to Exhibit 9(b) to the Registration
           Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)
10.        Consent of Deloitte & Touche LLP, Independent Registered Public
           Accounting Firm. Filed herewith.
11.        Not applicable.
12.        Not applicable.
13.        Power of Attorney authorizing Michele H. Abate, John E. Connolly,
           Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C.
           Swift to act as signatory for Michael K. Farrell, William J.
           Mullaney, Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska,
           Jr. Filed herewith.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

    MetLife Insurance Company of Connecticut
    One Cityplace
    Hartford, CT 06103-3415




NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------


Michael K. Farrell                 Director and President
10 Park Avenue
Morristown, NJ 07962
William J. Mullaney                Director
1 Metlife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Lisa M. Weber                      Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------

Steven A. Kandarian                Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962
James L. Lipscomb                  Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Joseph J. Prochaska, Jr.           Executive Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Stanley J. Talbi                   Executive Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Gwenn L. Carr                      Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Anthony J. Williamson              Senior Vice President and Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Roberto Baron                      Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
S. Peter Headley                   Vice President and Assistant Secretary
6750 Poplar Avenue
Germantown, TN 38138
Daniel D. Jordan                   Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116
Bennett Kleinberg                  Vice President and Actuary
185 Asylum Street
Hartford, CT 06103
Paul L. LeClair                    Vice President and Actuary
501 Boylston Street
Boston, MA 02116
Linn K. Richardson                 Vice President and Actuary
10 Park Avenue
Morristown, NJ 07962
Jonathan L. Rosenthal              Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962
Jeffrey N. Altman                  Vice President
10 Park Avenue
Morristown, NJ 07962
Steven J. Brash                    Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------

Herbert B. Brown                   Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
William D. Cammarata               Vice President
18210 Crane Nest Drive
Tampa, FL 33647
Vincent Cirulli                    Vice President
10 Park Avenue
Morristown, NJ 07962
James R. Dingler                   Vice President
10 Park Avenue
Morristown, NJ 07962
Elizabeth M. Forget                Vice President
260 Madison Ave
New York, NY 10016
Judith A. Gulotta                  Vice President
10 Park Avenue
Morristown, NJ 07962
C. Scott Inglis                    Vice President
10 Park Avenue
Morristown, NJ 07962
Gene L. Lunman                     Vice President
185 Asylum Street
Hartford, CT 06103
Joseph J. Massimo                  Vice President
18210 Crane Nest Drive
Tampa, FL 33647
Daniel A. O'Neill                  Vice President
10 Park Avenue
Morristown, NJ 07962
Mark S. Reilly                     Vice President
185 Asylum Street
Hartford, CT 06103
Mark J. Remington                  Vice President
185 Asylum Street
Hartford, CT 06103
Ragai A. Roushdy                   Vice President
10 Park Avenue
Morristown, NJ 07962
Erik V. Savi                       Vice President
10 Park Avenue
Morristown, NJ 07962
Kevin M. Thorwarth                 Vice President
10 Park Avenue
Morristown, NJ 07962
Mark. H. Wilsmann                  Vice President
10 Park Avenue
Morristown, NJ 07962

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2006

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2006. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9989% is owned by MetLife International Holdings, Inc. and 0.0011% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 91.227896580% is owned by MetLife International Holdings, Inc. and 8.772103054% is owned by MetLife Vida e Previdencia S.A., and 0.000000366% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife International Insurance Ltd. (Bermuda)

      18.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Trustee Pty Limited (Australia)

            d)    MetLife Services (Singapore) PTE Limited (Australia)

      19. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by; Natiloportem Holdings, Inc.

      20. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc., and 94.9999% is owned by MetLife International Holdings Inc.

      21. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a)    Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met
                  AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc., and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      22.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            c)    MetLife Direct Co., Ltd. (Japan)

            d)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.   Thorngate, LLC (DE)

      7.   Alternative Fuel I, LLC (DE)

      8.   Transmountain Land & Livestock Company (MT)

      9.   MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife (India) Private Ltd. (India)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Dewey Square South, LLC (NY)

      19.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      20.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        21.   Bond Trust Account A (MA)

        22.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (d) RGA Reinsurance Company (Barbados) Ltd. (Barbados) (80%)

                              (i)   RGA Financial Group, L.L.C. (DE)- RGA
                                    Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (e)   RGA Life Reinsurance Company of Canada (Canada)

                        (f)   RGA International Corporation (Nova Scotia)

                        (g)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv)  RGA Services India Private Limited (India)

                        (h)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (i)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (j) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (k)   RGA Technology Partners, Inc. (MO)

                        (l)   RGA International Reinsurance Company (Ireland)

                        (m)   RGA Capital Trust I (DE)

                        (n)   RGA Global Reinsurance Company, Ltd. (Bermuda)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29.   Headland Properties Associates (CA)

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEXDF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT)

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      7.    Pilgrim Investments York Road, LLC (DE)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

            c)    Travelers Investment Adviser, Inc. (DE)

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited, Inc. (UK)

            b) MetLife Pensions Trustees Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      19.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

      20.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      21. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      22.   Tribeca Distressed Securities L.L.C. (DE)

      23.   MetLife Investors USA Insurance Comapny (DE)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting common stock of Omega Reinsurance Corporation, which is 100% of all the stock outstanding as of 12/31/06.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2007, there were 516 qualified contracts and 762 non-qualified contracts of Vintage 3; there were 93 qualified contracts and 63 non-qualified contracts of Portfolio Architect 3; there were 353 qualified contracts and 343 non-qualified contracts of Portfolio Architect L; there were 2,400 qualified contracts and 2,719 non-qualified contracts of Vintage L; and there were 277 qualified contracts and 318 non-qualified contracts of Pioneer Annuistar Flex offered by the Registrant.


ITEM 28. INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER


(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614



     Prior to October 20, 2006, MLI Distribution LLC was the principal underwriter and distributor. On that date MLI Distribution LLC merged into MetLife Investors Distribution Company.





MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):


MetLife of CT Fund U for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Separate Account PF for Variable Annuities
MetLife of CT Separate Account PF II for Variable Annuities
MetLife of CT Separate Account QP for Variable Annuities
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Separate Account TM for Variable Annuities
MetLife of CT Separate Account TM II for Variable Annuities
MetLife of CT Separate Account Five for Variable Annuities
MetLife of CT Separate Account Six for Variable Annuities
MetLife of CT Separate Account Seven for Variable Annuities
MetLife of CT Separate Account Eight for Variable Annuities

MetLife of CT Separate Account Nine for Variable Annuities

MetLife of CT Separate Account Ten for Variable Annuities MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL II for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance MetLife of CT Variable Life Insurance Separate Account One MetLife of CT Variable Life Insurance Separate Account Two MetLife of CT Variable Life Insurance Separate Account Three

Metropolitan Life Variable Annuity Separate Account I


Metropolitan Life Variable Annuity Separate Account II

MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account Twelve for Variable Annuities
MetLife of CT Separate Account Thirteen for Variable Annuities
MetLife of CT Separate Account Fourteen for Variable Annuities
MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002

Met Investors Series Trust


MetLife Investors Variable Annuity Account One

MetLife Investors Variable Annuity Account Five


MetLife Investors Variable Life Account One


MetLife Investors Variable Life Account Five


MetLife Investors USA Separate Account A


MetLife Investors USA Variable Life Account A


First MetLife Investors Variable Annuity Account One


General American Separate Account Eleven


General American Separate Account Twenty-Eight


General American Separate Account Twenty-Nine


General American Separate Account Two


Security Equity Separate Account Twenty-Six


Security Equity Separate Account Twenty-Seven



(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.




NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------


Michael K. Farrell           Director
5 Park Plaza
Suite 1900
Irvine, CA 92614
Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
William J. Toppeta           Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Paul A. Sylvester            President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962
Elizabeth M. Forget          Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016
Paul A. LaPiana              Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614
Richard C. Pearson           Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614
Andrew Aiello                Senior Vice President, Channel Head-National Accounts Channel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Jeffrey A. Barker            Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------

Douglas P. Rodgers           Senior Vice President, Channel Head-LTC
10 Park Avenue, 1st Floor
Morristown, NJ 07962
Myrna F. Solomon             Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116
Leslie Sutherland            Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
Long Island City, NY 11101
Edward C. Wilson             Senior Vice President, Channel Head-Wirehouse
5 Park Plaza
Suite 1900
Irvine, CA 92614
Curtis Wohlers               Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Anthony J. Williamson        Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Peter Gruppuso               Vice President and Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830
Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614
David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Charles M. Deuth             Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614
Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962
James R. Fitzpatrick         Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Deron J. Richens             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------

Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paulina Vakouros             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614



(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                               (2)
                                               NET
                  (1)                      UNDERWRITING         (3)              (4)              (5)
           NAME OF PRINCIPAL              DISCOUNTS AND   COMPENSATION ON     BROKERAGE          OTHER
              UNDERWRITER                  COMMISSIONS       REDEMPTION      COMMISSIONS      COMPENSATION
           -----------------             ---------------  ---------------  ---------------  ---------------


MLI Distribution LLC...................    $192,981,365          $0               $0               $0




ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


(1)  MetLife Insurance Company of Connecticut
     One Cityplace
     Hartford, Connecticut 06103-3415


ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and



(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this amendment to this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 4th day of April 2007.

           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:      /s/ MICHAEL K. FARRELL
                                            ------------------------------------
                                                Michael K. Farrell, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 4th day of April 2007.







         /s/ *MICHAEL K. FARRELL                  President and Director
---------------------------------------------
             (Michael K. Farrell)

          /s/ *STANLEY J. TALBI                   Executive Vice President and Chief
---------------------------------------------        Financial Officer
              (Stanley J. Talbi)

      /s/ *JOSEPH J. PROCHASKA, JR.               Executive Vice President and Chief
---------------------------------------------        Accounting Officer
          (Joseph J. Prochaska, Jr.)

         /s/ *WILLIAM J. MULLANEY                 Director
---------------------------------------------
            (William J. Mullaney)

            /s/ *LISA M. WEBER                    Director
---------------------------------------------
               (Lisa M. Weber)



                                        By:       /s/ MICHELE H. ABATE
                                            ------------------------------------
                                             Michele H. Abate, Attorney-in-Fact
* MetLife Insurance Company of Connecticut. Executed by Michele H. Abate on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX




10    Consent of Deloitte & Touche LLP, Independent Registered Public
      Accounting Firm.
13    Powers of Attorney.